UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2010.

VALIC Company I

Annual Report, May 31, 2010

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2010

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2010. We encourage you to carefully read this report and hope you find it informative and helpful.

The reporting period generally saw most asset classes continue to rally from their March 2009 lows, powered by on-going government stimulus programs and central bank interventions, both in the U.S. and abroad, better-than-expected corporate earnings and low interest rates, among other catalysts. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was 20.99% for the twelve-month period. The Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, returned 8.42% for the period. In addition, the MSCI EAFE Index (gross)***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, also posted a 6.84% return for the period.

Although these indices showed positive results for the entire reporting period, by second quarter 2010 returns generally started to trend negative, as events both at home and abroad renewed concerns about the long-term sustainability of the U.S. and global economies. Domestically, continued high unemployment and declining consumer confidence weighed on the equity markets. Purchases of new homes in the U.S. fell after the expiration on April 30 of a home-buyer’s tax credit, illustrating that the housing market remains dependent on government support and has yet to fully recover and become self-sustainable. Overseas, a sovereign debt crisis in Europe, highlighted by events in Greece, brought structural budget deficits to the forefront. In the near term, there has been much concern about the budget situations of Spain, Portugal, Italy and Ireland. Moreover, events in Greece have highlighted the unsustainable budget path of the United Kingdom, Japan and the United States. This clear economic slowdown by period-end ignited a debate whether the U.S. economy had just hit a “soft patch” in an ongoing economic recovery or whether the U.S. economy was headed to a double-dip recession.

With continued market uncertainty and turmoil, many investors are left questioning their investment strategy. During these uncertain times, we continue to believe that certain fundamental, tried and true investment strategies will generally work out best in the long term. One such strategy is to develop a long-term investment plan based on your individual financial goals and risk tolerance, and stick to it. In other words, do not try to time the market but remain focused on your long-term goals. A second strategy is to diversify your assets. VALIC Company I offers investments across a broad range of asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value). Although portfolio diversification does not ensure a profit nor protect against a loss, this strategy does generally reduce volatility and some investment risk. Finally, when in doubt, seek guidance from your financial advisor, who can help you identify appropriate investments based on your individual situation.

Thank you for your investment with VALIC Company I. As always, we appreciate your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the index consisted of 22 market country indices. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2010

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2009 and held until May 31, 2010. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended May 31, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended May 31, 2010” column and the “Expense Ratio as of May 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2010” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended May 31, 2010” column and the “Expense Ratio as of May 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2010” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2010 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2009	Ending Account Value Using Actual Return at May 31, 2010	Expenses Paid During the Six Months Ended May 31, 2010*	Beginning Account Value at December 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2010	Expenses Paid During the Six Months Ended May 31, 2010*	Expense Ratio as of May 31, 2010*
Asset Allocation@	$1,000.00	$1,016.42	$3.92	$1,000.00	$1,021.04	$3.93	0.78%
Blue Chip Growth#@	$1,000.00	$1,008.92	$4.26	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#@	$1,000.00	$1,020.48	$4.28	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,026.82	$3.44	$1,000.00	$1,021.54	$3.43	0.68%
Core Equity#@	$1,000.00	$1,014.88	$4.02	$1,000.00	$1,020.94	$4.03	0.80%
Core Value#	$1,000.00	$995.45	$4.13	$1,000.00	$1,020.79	$4.18	0.83%
Foreign Value@	$1,000.00	$904.23	$4.08	$1,000.00	$1,020.64	$4.33	0.86%
Global Equity@	$1,000.00	$940.29	$4.93	$1,000.00	$1,019.85	$5.14	1.02%
Global Real Estate@	$1,000.00	$1,021.17	$4.59	$1,000.00	$1,020.39	$4.58	0.91%
Global Social Awareness@	$1,000.00	$954.67	$3.41	$1,000.00	$1,021.44	$3.53	0.70%
Global Strategy	$1,000.00	$980.79	$3.41	$1,000.00	$1,021.49	$3.48	0.69%
Government Securities	$1,000.00	$1,012.19	$3.61	$1,000.00	$1,021.34	$3.63	0.72%
Growth#	$1,000.00	$1,011.21	$4.06	$1,000.00	$1,020.89	$4.08	0.81%
Growth & Income#@	$1,000.00	$974.80	$4.18	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences@	$1,000.00	$1,040.14	$5.95	$1,000.00	$1,019.10	$5.89	1.17%
Inflation Protected	$1,000.00	$1,022.43	$3.23	$1,000.00	$1,021.74	$3.23	0.64%
International Equities	$1,000.00	$896.52	$2.51	$1,000.00	$1,022.29	$2.67	0.53%
International Government Bond	$1,000.00	$958.61	$3.37	$1,000.00	$1,021.49	$3.48	0.69%
International Growth I#@	$1,000.00	$922.61	$4.84	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core#@	$1,000.00	$981.29	$4.20	$1,000.00	$1,020.69	$4.28	0.85%
Large Capital Growth@	$1,000.00	$1,000.03	$3.94	$1,000.00	$1,020.99	$3.98	0.79%
Mid Cap Index	$1,000.00	$1,120.21	$2.01	$1,000.00	$1,023.04	$1.92	0.38%
Mid Cap Strategic Growth#@	$1,000.00	$1,085.01	$4.42	$1,000.00	$1,020.69	$4.28	0.85%
Money Market I#	$1,000.00	$1,000.16	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
Nasdaq-100® Index#	$1,000.00	$1,050.30	$2.71	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology@	$1,000.00	$1,046.19	$5.10	$1,000.00	$1,019.95	$5.04	1.00%
Small Cap Aggressive Growth#@	$1,000.00	$1,155.04	$5.32	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#@	$1,000.00	$1,154.74	$5.00	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$1,146.78	$2.46	$1,000.00	$1,022.64	$2.32	0.46%
Small Cap Special Values#@	$1,000.00	$1,121.95	$4.76	$1,000.00	$1,020.44	$4.53	0.90%
Small-Mid Growth#@	$1,000.00	$1,097.08	$5.23	$1,000.00	$1,019.95	$5.04	1.00%
Stock Index	$1,000.00	$1,002.81	$1.85	$1,000.00	$1,023.09	$1.87	0.37%
Value#	$1,000.00	$988.91	$4.21	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period May 31, 2010” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2009	Ending Account Value Using Actual Return at May 31, 2010	Expenses Paid During the Six Months Ended May 31, 2010*	Beginning Account Value at December 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2010	Expenses Paid During the Six Months Ended May 31, 2010*	Expense Ratio as of May 31, 2010*
Asset Allocation	$1,000.00	$1,016.42	$3.87	$1,000.00	$1,021.09	$3.88	0.77%
Blue Chip Growth#	$1,000.00	$1,008.92	$4.26	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#	$1,000.00	$1,020.48	$4.28	$1,000.00	$1,020.69	$4.28	0.85%
Core Equity#	$1,000.00	$1,014.88	$4.02	$1,000.00	$1,020.94	$4.03	0.80%
Foreign Value	$1,000.00	$904.23	$4.08	$1,000.00	$1,020.64	$4.33	0.86%
Global Equity	$1,000.00	$940.29	$4.93	$1,000.00	$1,019.85	$5.14	1.02%
Global Real Estate	$1,000.00	$1,021.17	$4.59	$1,000.00	$1,020.39	$4.58	0.91%
Global Social Awareness	$1,000.00	$954.67	$3.41	$1,000.00	$1,021.44	$3.53	0.70%
Growth & Income#	$1,000.00	$974.80	$4.14	$1,000.00	$1,020.74	$4.23	0.84%
Health Sciences	$1,000.00	$1,040.14	$5.95	$1,000.00	$1,019.10	$5.89	1.17%
International Growth I#	$1,000.00	$922.61	$4.84	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core#	$1,000.00	$981.29	$4.20	$1,000.00	$1,020.69	$4.28	0.85%
Large Capital Growth	$1,000.00	$1,000.03	$3.94	$1,000.00	$1,020.99	$3.98	0.79%
Mid Cap Strategic Growth#	$1,000.00	$1,085.01	$4.26	$1,000.00	$1,020.84	$4.13	0.82%
Science & Technology	$1,000.00	$1,046.19	$5.05	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap Aggressive Growth#	$1,000.00	$1,155.04	$5.27	$1,000.00	$1,020.04	$4.94	0.98%
Small Cap#	$1,000.00	$1,154.74	$4.94	$1,000.00	$1,020.34	$4.63	0.92%
Small Cap Special Values#	$1,000.00	$1,121.95	$4.71	$1,000.00	$1,020.49	$4.48	0.89%
Small-Mid Growth#	$1,000.00	$1,097.08	$5.07	$1,000.00	$1,020.09	$4.89	0.97%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	11.3%
United States Treasury Notes	6.0
Diversified Banking Institutions	4.0
Federal National Mtg. Assoc.	3.8
Exchange-Traded Funds	3.7
Computers	3.1
Diversified Financial Services	3.1
Oil Companies — Integrated	2.9
Oil Companies — Exploration & Production	2.2
Diversified Manufacturing Operations	2.1
Banks — Super Regional	1.9
Telephone — Integrated	1.9
Electric — Integrated	1.7
United States Treasury Bonds	1.6
Electronic Components — Semiconductors	1.6
Repurchase Agreements	1.6
Medical — Drugs	1.6
Real Estate Investment Trusts	1.5
Wireless Equipment	1.4
Government National Mtg. Assoc.	1.4
Pipelines	1.1
Cosmetics & Toiletries	1.1
Banks — Commercial	1.1
Networking Products	1.1
Aerospace/Defense	1.0
Retail — Regional Department Stores	1.0
Applications Software	1.0
Medical Products	0.9
Insurance — Property/Casualty	0.9
Metal — Copper	0.9
Medical — Biomedical/Gene	0.9
Cable/Satellite TV	0.8
Insurance — Life/Health	0.8
Web Portals/ISP	0.8
Insurance — Multi-line	0.8
Computers — Periphery Equipment	0.8
Retail — Building Products	0.7
Advertising Agencies	0.7
Pharmacy Services	0.7
Semiconductor Equipment	0.6
Retail — Restaurants	0.6
Food — Misc.	0.6
Special Purpose Entities	0.5
Retail — Discount	0.5
Tobacco	0.5
Oil — Field Services	0.5
Multimedia	0.5
Transport — Services	0.4
Finance — Auto Loans	0.4
Hazardous Waste Disposal	0.4
Metal — Iron	0.4
Medical Instruments	0.4
Finance — Investment Banker/Broker	0.4
Beverages — Non-alcoholic	0.4
Medical — Wholesale Drug Distribution	0.4
Time Deposits	0.4
Electric — Generation	0.4
Machinery — Construction & Mining	0.4
Food — Wholesale/Distribution	0.4
Chemicals — Plastics	0.4
Medical Labs & Testing Services	0.4
Non — Hazardous Waste Disposal	0.4
Auto/Truck Parts & Equipment — Original	0.3
Broadcast Services/Program	0.3
Investment Management/Advisor Services	0.3
Paper & Related Products	0.3
Medical — HMO	0.3
Aerospace/Defense — Equipment	0.3
Auto — Heavy Duty Trucks	0.3

Agricultural Operations	0.3
Containers — Metal/Glass	0.3
Oil & Gas Drilling	0.3
Consumer Products — Misc.	0.3
Television	0.3
Distribution/Wholesale	0.3
Insurance — Reinsurance	0.3
Medical — Hospitals	0.3
Finance — Credit Card	0.3
Chemicals — Diversified	0.3
Gas — Distribution	0.3
Telecom Services	0.2
Chemicals — Specialty	0.2
Beverages — Wine/Spirits	0.2
Retail — Drug Store	0.2
Food — Confectionery	0.2
Computer Services	0.2
Insurance Brokers	0.2
Apparel Manufacturers	0.2
Municipal Bonds	0.2
Insurance — Mutual	0.2
Transport — Air Freight	0.2
Retail — Apparel/Shoe	0.2
Telecommunication Equipment	0.2
Cellular Telecom	0.2
Retail — Major Department Stores	0.2
Office Automation & Equipment	0.2
Retail — Office Supplies	0.2
Banks — Money Center	0.2
Printing — Commercial	0.2
Airlines	0.2
Finance — Other Services	0.2
Commercial Services	0.2
Food — Meat Products	0.1
Banks — Fiduciary	0.1
Agricultural Chemicals	0.1
Food — Retail	0.1
Computers — Memory Devices	0.1
Independent Power Producers	0.1
Finance — Commercial	0.1
Enterprise Software/Service	0.1
Internet Security	0.1
Auto — Cars/Light Trucks	0.1
Transport — Rail	0.1
Satellite Telecom	0.1
U.S. Government Treasuries	0.1
Coatings/Paint	0.1
Office Supplies & Forms	0.1
Hotels/Motels	0.1
Retail — Consumer Electronics	0.1
E-Commerce/Services	0.1
Metal — Diversified	0.1
Casino Hotels	0.1
Steel — Producers	0.1
Electric Products — Misc.	0.1
Transport — Equipment & Leasing	0.1
Retail — Bedding	0.1
Savings & Loans/Thrifts	0.1
Commercial Services — Finance	0.1
Gas — Transportation	0.1
Building — Residential/Commercial	0.1
Finance — Consumer Loans	0.1
Home Decoration Products	0.1
Toys	0.1
Building & Construction Products — Misc.	0.1
Diversified Minerals	0.1
Oil Field Machinery & Equipment	0.1
Medical — Generic Drugs	0.1
Building Products — Wood	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Funeral Services & Related Items	0.1%
Publishing — Newspapers	0.1
Linen Supply & Related Items	0.1
Gambling (Non-Hotel)	0.1
Telecom Equipment — Fiber Optics	0.1
Metal — Aluminum	0.1
Coal	0.1
Brewery	0.1
Oil Refining & Marketing	0.1
Rental Auto/Equipment	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 50.7%
Advanced Materials — 0.0%
Ceradyne, Inc.†	262	$5,646

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.†	4,221	35,245
Omnicom Group, Inc.	22,123	839,568

		874,813

Advertising Services — 0.0%
inVentiv Health, Inc.†	263	6,570

Aerospace/Defense — 1.0%
Aerovironment, Inc.†	56	1,402
Cubic Corp.	117	4,257
Esterline Technologies Corp.†	336	18,030
National Presto Industries, Inc.	18	1,750
Northrop Grumman Corp.	657	39,742
Raytheon Co.	6,024	315,718
Teledyne Technologies, Inc.†	285	11,203
The Boeing Co.	14,398	924,064

		1,316,166

Aerospace/Defense-Equipment — 0.3%
AAR Corp.†	440	8,668
Curtiss - Wright Corp.	357	11,824
GenCorp, Inc.†	191	993
Kaman Corp.	291	7,127
Moog, Inc., Class A†	513	16,934
Orbital Sciences Corp.†	467	7,411
Triumph Group, Inc.	115	7,982
United Technologies Corp.	5,208	350,915

		411,854

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,350	92,596
Monsanto Co.	1,370	69,692

		162,288

Agricultural Operations — 0.3%
Bunge, Ltd.	8,247	402,124
The Andersons, Inc.	69	2,258

		404,382

Airlines — 0.1%
Allegiant Travel Co.	57	3,152
Skywest, Inc.	629	9,224
Southwest Airlines Co.	5,248	65,285

		77,661

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	387	5,755
Darling International, Inc.†	308	2,464

		8,219

Apparel Manufacturers — 0.2%
Carter’s, Inc.†	393	12,010
Coach, Inc.	1,280	52,621
Maidenform Brands, Inc.†	143	3,309
Oxford Industries, Inc.	99	2,063
Polo Ralph Lauren Corp.	1,237	107,446
Quiksilver, Inc.†	1,454	6,776
True Religion Apparel, Inc.†	95	2,623
VF Corp.	571	44,167
Volcom, Inc.†	62	1,237

		232,252

Security Description	Shares	Value (Note 2)

Applications Software — 1.0%
Ebix, Inc.†	114	$1,742
EPIQ Systems, Inc.†	203	2,324
Intuit, Inc.†	4,293	153,432
Microsoft Corp.	40,005	1,032,129
Progress Software Corp.†	322	10,285

		1,199,912

Athletic Equipment — 0.0%
Nautilus, Inc.†	233	534

Athletic Footwear — 0.0%
K - Swiss, Inc., Class A†	306	3,816

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	210	1,716
DTS, Inc.†	66	2,180
Universal Electronics, Inc.†	51	995

		4,891

Auto Repair Centers — 0.0%
Midas, Inc.†	120	1,199
Monro Muffler Brake, Inc.	74	2,915

		4,114

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	12,869	150,953

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,584	105,944

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.	5,745	163,905
Spartan Motors, Inc.	245	1,176
Superior Industries International, Inc.	262	3,877

		168,958

Auto/Truck Parts & Equipment - Replacement — 0.0%
ATC Technology Corp.†	154	2,880
Standard Motor Products, Inc.	207	1,732

		4,612

Banks - Commercial — 0.4%
Bank Mutual Corp.	427	2,741
Bank of the Ozarks, Inc.	89	3,141
BB&T Corp.	5,636	170,433
City Holding Co.	133	4,268
Columbia Banking System, Inc.	426	9,513
Community Bank System, Inc.	370	8,454
East West Bancorp, Inc.	1,663	28,271
First BanCorp. Puerto Rico	858	1,141
First Commonwealth Financial Corp.	856	4,477
First Financial Bancorp	392	6,231
First Financial Bankshares, Inc.	149	7,477
First Midwest Bancorp, Inc.	806	11,179
Glacier Bancorp, Inc.	813	12,894
Hancock Holding Co.	205	7,837
Hanmi Financial Corp.†	579	1,337
Home Bancshares, Inc.	178	4,202
Independent Bank Corp.	237	5,740
Nara BanCorp., Inc.†	366	2,793
National Penn Bancshares, Inc.	1,421	9,933
NBT Bancorp, Inc.	282	6,190
Old National Bancorp	986	11,319
Pinnacle Financial Partners, Inc.†	373	5,099
PrivateBancorp, Inc.	662	8,771
S&T Bancorp, Inc.	273	5,889
Signature Bank†	152	5,752

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Simmons First National Corp., Class A	170	$4,481
Sterling Bancorp	303	2,900
Sterling Bancshares, Inc.	1,122	6,003
Susquehanna Bancshares, Inc.	1,401	12,287
The South Financial Group, Inc.	2,436	663
Tompkins Financial Corp.	60	2,389
Trustco Bank Corp. NY	658	4,099
UMB Financial Corp.	218	8,491
Umpqua Holdings Corp.	1,252	15,725
United Bankshares, Inc.	432	11,629
United Community Banks, Inc.†	935	4,334
Whitney Holding Corp.	1,091	12,928
Wilshire Bancorp, Inc.	220	2,240
Wintrust Financial Corp.	339	12,089
Zions Bancorporation	1,475	35,326

		480,666

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	734	5,373
State Street Corp.	618	23,589

		28,962

Banks - Super Regional — 1.4%
Capital One Financial Corp.	4,820	199,066
Fifth Third Bancorp	14,712	191,109
KeyCorp	4,467	35,825
PNC Financial Services Group, Inc.	2,376	149,094
US Bancorp	2,760	66,130
Wells Fargo & Co.	39,521	1,133,857

		1,775,081

Beverages - Non-alcoholic — 0.4%
PepsiCo, Inc.	351	22,074
The Coca - Cola Co.	9,364	481,310

		503,384

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	4,178	231,712
Constellation Brands, Inc., Class A†	846	14,094

		245,806

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	38	2,510

Broadcast Services/Program — 0.1%
DG FastChannel, Inc.†	183	7,772
Discovery Communications, Inc., Class A†	1,671	62,930
Scripps Networks Interactive Inc., Class A	2,186	98,763

		169,465

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.†	213	4,673
Gibraltar Industries, Inc.†	341	4,474
NCI Building Systems, Inc.†	204	2,350
Quanex Building Products Corp.	315	6,278
Simpson Manufacturing Co., Inc.	435	12,711

		30,486

Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	441	4,357
Insituform Technologies, Inc., Class A†	440	9,002

		13,359

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.0%
AAON, Inc.	47	$1,160
Comfort Systems USA, Inc.	432	4,761

		5,921

Building Products - Cement — 0.0%
Eagle Materials, Inc.	353	10,830
Texas Industries, Inc.	314	11,398

		22,228

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	316	4,317

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	202	7,484

Building - Maintance & Services — 0.0%
ABM Industries, Inc.	525	11,272

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	77	1,455
Winnebago Industries, Inc.†	223	2,705

		4,160

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,179	63,132
M/I Homes, Inc.†	209	2,475
Meritage Homes Corp.†	359	7,675
Standard Pacific Corp.†	1,100	5,555

		78,837

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	21,243	384,286
DIRECTV, Class A†	3,896	146,840
Time Warner Cable, Inc.	1,365	74,707

		605,833

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	128	1,482

Casino Services — 0.0%
Shuffle Master, Inc.†	201	1,668

Chemicals - Diversified — 0.2%
PPG Industries, Inc.	3,242	207,715

Chemicals - Other — 0.0%
American Vanguard Corp.	233	1,857

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	353	7,845
PolyOne Corp.†	710	7,093

		14,938

Chemicals - Specialty — 0.2%
Arch Chemicals, Inc.	283	9,696
Balchem Corp.	105	2,550
Eastman Chemical Co.	2,128	128,510
H.B. Fuller Co.	418	8,916
OM Group, Inc.†	346	10,328
Penford Corp.†	129	1,055
Quaker Chemical Corp.	125	3,454
Sigma-Aldrich Corp.	1,996	106,347
Stepan Co.	54	3,895
Zep, Inc.	184	3,363

		278,114

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Circuit Boards — 0.0%
Park Electrochemical Corp.	167	$4,322
TTM Technologies, Inc.†	162	1,874

		6,196

Coatings/Paint — 0.1%
The Sherwin - Williams Co.	1,861	142,608

Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	49	1,904

Collectibles — 0.0%
RC2 Corp.†	172	3,199

Commercial Services — 0.1%
Arbitron, Inc.	99	3,016
Convergys Corp.†	2,761	30,150
Healthcare Services Group, Inc.	298	5,993
HMS Holdings Corp.†	101	5,480
Live Nation Entertainment, Inc.†	1,599	19,556
Pre - Paid Legal Services, Inc.†	49	2,270
StarTek, Inc.†	85	382
TeleTech Holdings, Inc.†	121	1,564

		68,411

Commercial Services-Finance — 0.1%
Coinstar, Inc.†	116	6,225
H&R Block, Inc.	2,254	36,244
Heartland Payment Systems, Inc.	424	6,966
Moody’s Corp.	696	14,268
Rewards Network, Inc.	99	1,059
Total System Services, Inc.	719	10,498
Visa, Inc., Class A	394	28,549
Wright Express Corp.†	143	4,490

		108,299

Communications Software — 0.0%
Digi International, Inc.†	279	2,578
Smith Micro Software, Inc.†	111	1,093

		3,671

Computer Services — 0.1%
CACI International, Inc., Class A†	340	15,722
CIBER, Inc.†	786	2,342
Cognizant Technology Solutions Corp., Class A†	2,219	111,039
Insight Enterprises, Inc.†	519	7,546
Manhattan Associates, Inc.†	84	2,432
SYKES Enterprises, Inc.†	150	2,589

		141,670

Computer Software — 0.0%
Avid Technology, Inc.†	322	4,341
Blackbaud, Inc.	165	3,721
Phoenix Technologies, Ltd.†	256	760

		8,822

Computers — 3.0%
Apple, Inc.†	7,819	2,010,734
Hewlett - Packard Co.	18,204	837,566
International Business Machines Corp.	8,018	1,004,335

		3,852,635

Computers - Integrated Systems — 0.0%
Agilysys, Inc.	227	1,530
Integral Systems, Inc.†	133	910
Mercury Computer Systems, Inc.†	88	1,034
MTS Systems Corp.	137	4,007

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
NCI, Inc.†	52	$1,141
Netscout Systems, Inc.†	128	1,732
Radiant Systems, Inc.†	103	1,427
Radisys Corp.†	192	1,801
Stratasys, Inc.†	76	1,768

		15,350

Computers - Memory Devices — 0.1%
EMC Corp.†	1,041	19,383
Hutchinson Technology, Inc.†	264	1,444
SanDisk Corp.†	802	37,389
Western Digital Corp.†	2,039	70,978

		129,194

Computers - Periphery Equipment — 0.7%
Compellent Technologies, Inc.†	85	1,093
Lexmark International, Inc., Class A†	21,685	814,272
Synaptics, Inc.†	127	3,800

		819,165

Consulting Services — 0.0%
Forrester Research, Inc.†	56	1,757
MAXIMUS, Inc.	66	3,953

		5,710

Consumer Products - Misc. — 0.3%
Blyth, Inc.	67	3,326
Central Garden and Pet Co., Class A†	705	6,669
Helen of Troy, Ltd.†	341	8,784
Kid Brands, Inc.†	138	1,186
Kimberly - Clark Corp.	5,469	331,968
WD - 40 Co.	127	4,145

		356,078

Containers - Metal/Glass — 0.2%
Ball Corp.	2,408	118,594
Owens - Illinois, Inc.†	4,054	122,958

		241,552

Cosmetics & Toiletries — 1.0%
Colgate - Palmolive Co.	10,369	809,715
The Procter & Gamble Co.	8,230	502,771

		1,312,486

Data Processing/Management — 0.0%
Bowne & Co., Inc.	453	5,015
CommVault Systems, Inc.†	158	3,561
CSG Systems International, Inc.†	132	2,709

		11,285

Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	44	789

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	251	3,745

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	287	5,017

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	93	2,959
Merit Medical Systems, Inc.†	192	2,936

		5,895

Distribution/Wholesale — 0.2%
Brightpoint, Inc.†	787	5,847
Genuine Parts Co.	610	24,772

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Distribution/Wholesale (continued)
MWI Veterinary Supply, Inc.†	82	$4,019
Pool Corp.	554	13,290
Scansource, Inc.†	300	7,734
School Specialty, Inc.†	181	3,890
United Stationers, Inc.†	270	15,773
Watsco, Inc.	263	15,399
WW Grainger, Inc.	1,577	160,460

		251,184

Diversified Banking Institutions — 2.2%
Bank of America Corp.	38,581	607,265
Citigroup, Inc.†	138,853	549,858
JPMorgan Chase & Co.	31,817	1,259,317
Morgan Stanley	807	21,878
The Goldman Sachs Group, Inc.	2,189	315,785

		2,754,103

Diversified Manufacturing Operations — 2.0%
3M Co.	1,832	145,296
Actuant Corp., Class A	767	15,509
Acuity Brands, Inc.	489	20,113
AO Smith Corp.	166	7,739
AZZ, Inc.	46	1,698
Barnes Group, Inc.	489	9,154
Dover Corp.	18,246	819,063
Eaton Corp.	5,379	376,261
EnPro Industries, Inc.†	226	7,137
ESCO Technologies, Inc.	193	5,051
General Electric Co.	31,608	516,791
Griffon Corp.†	499	6,058
Illinois Tool Works, Inc.	6,350	294,830
ITT Corp.	5,028	242,752
Leggett & Platt, Inc.	3,829	89,139
LSB Industries, Inc.†	134	2,191
Lydall, Inc.†	190	1,531
Standex International Corp.	141	3,667
Tredegar Corp.	245	4,038

		2,568,018

Diversified Minerals — 0.0%
AMCOL International Corp.	93	2,507

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	154	8,764
Viad Corp.	232	5,373
Volt Information Sciences, Inc.†	137	1,378

		15,515

E - Commerce/Products — 0.0%
Blue Nile, Inc.†	55	2,580
NutriSystem, Inc.	116	2,581
Stamps.com, Inc.†	40	419

		5,580

E - Commerce/Services — 0.1%
Expedia, Inc.	6,084	131,171
United Online, Inc.	733	4,995

		136,166

E - Marketing/Info — 0.0%
comScore, Inc.†	91	1,400

E - Services/Consulting — 0.0%
Perficient, Inc.†	115	1,227
Websense, Inc.†	164	3,431

		4,658

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 0.1%
Littelfuse, Inc.†	134	$4,844
Molex, Inc.	5,491	116,299

		121,143

Electric - Generation — 0.1%
The AES Corp.†	13,579	139,456

Electric - Integrated — 1.1%
Allete, Inc.	335	11,564
Avista Corp.	619	11,947
Central Vermont Public Service Corp.	132	2,651
CH Energy Group, Inc.	179	6,961
CMS Energy Corp.	16,946	248,767
Constellation Energy Group, Inc.	2,798	98,993
El Paso Electric Co.†	343	6,798
Exelon Corp.	13,008	502,109
NorthWestern Corp.	272	7,164
PG&E Corp.	6,839	283,819
PPL Corp.	7,442	192,078
UIL Holdings Corp.	338	8,545
Unisource Energy Corp.	404	12,476

		1,393,872

Electronic Components - Misc. — 0.0%
Bel Fuse, Inc., Class B	132	2,326
Benchmark Electronics, Inc.†	728	13,453
CTS Corp.	383	4,033
Daktronics, Inc.†	231	1,945
Methode Electronics, Inc.	328	3,329
OSI Systems, Inc.†	134	3,518
Plexus Corp.†	265	9,023
Rogers Corp.†	178	5,084
Technitrol, Inc.	466	1,794

		44,505

Electronic Components - Semiconductors — 1.5%
Actel Corp.†	211	2,977
Broadcom Corp., Class A	2,847	98,278
Diodes, Inc.†	131	2,589
DSP Group, Inc.†	181	1,225
Intel Corp.	42,005	899,747
Kopin Corp.†	248	888
LSI Corp.†	8,551	45,577
Microsemi Corp.†	672	10,403
National Semiconductor Corp.	7,070	99,334
Skyworks Solutions, Inc.†	653	10,402
Supertex, Inc.†	101	2,750
Texas Instruments, Inc.	29,361	716,996

		1,891,166

Electronic Measurement Instruments — 0.0%
Analogic Corp.	106	4,581
Badger Meter, Inc.	105	4,155
FARO Technologies, Inc.†	60	1,435
Keithley Instruments, Inc.	106	993

		11,164

Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	64	4,485
LoJack Corp.†	205	826

		5,311

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	681	2,690

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 0.0%
EMCOR Group, Inc.†	746	$18,628
Exponent, Inc.†	52	1,430
Stanley, Inc.†	60	2,216

		22,274

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	565	11,656

Enterprise Software/Service — 0.1%
Concur Technologies, Inc.†	160	6,768
Epicor Software Corp.†	173	1,609
JDA Software Group, Inc.†	133	3,554
MicroStrategy, Inc., Class A†	69	5,317
Omnicell, Inc.†	202	2,646
Oracle Corp.	5,411	122,126
SYNNEX Corp.†	233	6,228
Taleo Corp., Class A†	144	3,607
Tyler Technologies, Inc.†	104	1,688

		153,543

Entertainment Software — 0.0%
Take - Two Interactive Software, Inc.†	918	10,621
THQ, Inc.†	595	3,570

		14,191

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	230	5,213

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	390	14,141

Finance - Consumer Loans — 0.0%
Portfolio Recovery Associates, Inc.†	63	4,313
World Acceptance Corp.†	61	2,180

		6,493

Finance - Credit Card — 0.2%
American Express Co.	4,522	180,292

Finance - Investment Banker/Broker — 0.0%
Investment Technology Group, Inc.†	283	4,771
LaBranche & Co., Inc.†	500	2,125
optionsXpress Holdings, Inc.†	160	2,568
Piper Jaffray Cos., Inc.†	143	4,735
Stifel Financial Corp.†	114	5,776
SWS Group, Inc.	318	3,193
TradeStation Group, Inc.†	124	882

		24,050

Finance - Other Services — 0.1%
The NASDAQ OMX Group, Inc.†	3,841	71,404

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	71	1,118

Food - Canned — 0.0%
Treehouse Foods, Inc.†	129	5,947

Food - Confectionery — 0.2%
The Hershey Co.	5,649	264,373

Food - Meat Products — 0.1%
Hormel Foods Corp.	2,242	89,232
Tyson Foods, Inc., Class A	4,818	84,700

		173,932

Food - Misc. — 0.5%
Cal - Maine Foods, Inc.	47	1,521
Campbell Soup Co.	6,171	220,984

Security Description	Shares	Value (Note 2)

Food - Misc. (continued)
ConAgra Foods, Inc.	930	$22,487
Diamond Foods, Inc.	164	6,798
J & J Snack Foods Corp.	106	4,710
Kellogg Co.	3,674	196,302
Lance, Inc.	232	4,478
Sara Lee Corp.	10,320	146,234
The Hain Celestial Group, Inc.†	461	9,939

		613,453

Food - Retail — 0.1%
Great Atlantic & Pacific Tea Co., Inc.†	329	1,773
Safeway, Inc.	3,790	83,911
SUPERVALU, Inc.	1,780	23,977

		109,661

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	44	703
Nash Finch Co.	145	5,236
Spartan Stores, Inc.	254	3,871
Sysco Corp.	14,886	443,752
United Natural Foods, Inc.†	489	15,183

		468,745

Footwear & Related Apparel — 0.0%
CROCS, Inc.†	321	3,322
Deckers Outdoor Corp.†	48	6,947
Iconix Brand Group, Inc.†	268	4,355
Skechers USA, Inc., Class A†	209	7,875
Wolverine World Wide, Inc.	317	9,098

		31,597

Forestry — 0.0%
Deltic Timber Corp.	90	4,162
Plum Creek Timber Co., Inc.	1,148	40,203

		44,365

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	489	11,878

Gambling (Non - Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	507	6,135

Garden Products — 0.0%
Toro Co.	260	13,907

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	1,770	24,107
Laclede Group, Inc.	251	8,306
New Jersey Resources Corp.	470	16,661
Nicor, Inc.	1,926	77,830
Northwest Natural Gas Co.	224	9,849
Piedmont Natural Gas, Inc.	827	21,014
South Jersey Industries, Inc.	337	14,791
Southwest Gas Corp.	508	15,047

		187,605

Gold Mining — 0.0%
Newmont Mining Corp.	510	27,448

Golf — 0.0%
Callaway Golf Co.	729	6,138

Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†	8,840	518,201

Health Care Cost Containment — 0.0%
Corvel Corp.†	27	958

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	3,116	$51,913

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	294	5,939
La - Z - Boy, Inc.†	396	4,700

		10,639

Hotels/Motels — 0.1%
Marcus Corp.	236	2,584
Wyndham Worldwide Corp.	3,700	87,320

		89,904

Human Resources — 0.0%
Administaff, Inc.	164	3,957
AMN Healthcare Services, Inc.†	369	3,070
CDI Corp.	144	2,300
Cross Country Healthcare, Inc.†	349	2,970
Heidrick & Struggles International, Inc.	64	1,482
Kelly Services, Inc., Class A†	300	4,377
On Assignment, Inc.†	266	1,471
SFN Group, Inc.†	575	4,404
TrueBlue, Inc.†	495	6,579

		30,610

Identification Systems — 0.0%
Brady Corp., Class A	394	11,458
Checkpoint Systems, Inc.†	441	8,780

		20,238

Independent Power Producers — 0.0%
Dynegy, Inc.†	3,668	19,184
Mirant Corp.†	155	1,925

		21,109

Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	204	2,426

Industrial Automated/Robotic — 0.0%
Cognex Corp.	284	5,422
Gerber Scientific, Inc.†	285	1,719
Intermec, Inc.†	563	6,215

		13,356

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	208	6,739

Instruments - Scientific — 0.0%
Dionex Corp.†	66	5,197
FEI Co.†	244	5,051

		10,248

Insurance Brokers — 0.2%
AON Corp.	5,376	212,191
eHealth, Inc.†	87	1,152
Marsh & McLennan Cos., Inc.	992	21,635

		234,978

Insurance - Life/Health — 0.5%
Aflac, Inc.	3,202	141,848
Delphi Financial Group, Inc., Class A	346	8,986
Presidential Life Corp.	234	2,455
Principal Financial Group, Inc.	804	21,861
Prudential Financial, Inc.	3,027	174,688
Unum Group	11,358	262,370

		612,208

Security Description	Shares	Value (Note 2)

Insurance - Multi - line — 0.3%
Cincinnati Financial Corp.	735	$19,985
Hartford Financial Services Group, Inc.	11,900	298,333
Loews Corp.	2,354	76,528
United Fire & Casualty Co.	217	4,633

		399,479

Insurance - Property/Casualty — 0.9%
American Physicians Capital, Inc.	94	2,915
AMERISAFE, Inc.†	213	3,600
Chubb Corp.	264	13,263
Employers Holdings, Inc.	498	7,943
Infinity Property & Casualty Corp.	154	7,207
Navigators Group, Inc.†	111	4,547
ProAssurance Corp.†	367	21,602
RLI Corp.	150	8,268
Safety Insurance Group, Inc.	170	6,142
Selective Insurance Group, Inc.	600	9,360
Stewart Information Services Corp.	206	2,184
The Progressive Corp.	7,765	152,116
The Travelers Cos., Inc.	17,845	882,792
Tower Group, Inc.	168	3,681

		1,125,620

Insurance - Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	2,746	193,730

Internet Application Software — 0.0%
Cybersource Corp.†	262	6,731
DealerTrack Holdings, Inc.†	151	2,421
eResearchTechnology, Inc.†	158	1,254

		10,406

Internet Connectivity Services — 0.0%
PC - Tel, Inc.†	211	1,243

Internet Content - Information/News — 0.0%
The Knot, Inc.†	112	838

Internet Security — 0.1%
Blue Coat Systems, Inc.†	152	3,263
Symantec Corp.†	10,500	148,785

		152,048

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	169	3,911

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	5,091	202,571
Franklin Resources, Inc.	731	71,704
Janus Capital Group, Inc.	11,075	118,059
Legg Mason, Inc.	1,006	29,898
National Financial Partners Corp.†	468	6,524

		428,756

Lasers - System/Components — 0.0%
Cymer, Inc.†	108	3,269
Electro Scientific Industries, Inc.†	310	3,984
II - VI, Inc.†	93	3,117
Newport Corp.†	308	3,197

		13,567

Leisure Products — 0.0%
Brunswick Corp.	998	17,435
Multimedia Games, Inc.†	188	867

		18,302

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Linen Supply & Related Items — 0.1%
Cintas Corp.	2,996	$77,896
G&K Services, Inc., Class A	210	5,080
UniFirst Corp.	99	4,455

		87,431

Machinery - Construction & Mining — 0.4%
Astec Industries, Inc.†	224	6,691
Caterpillar, Inc.	7,803	474,110

		480,801

Machinery - Electrical — 0.0%
Baldor Electric Co.	157	5,641

Machinery - Farming — 0.0%
Lindsay Corp.	92	3,144

Machinery - General Industrial — 0.0%
Albany International Corp., Class A	310	5,834
Applied Industrial Technologies, Inc.	421	11,611
Gardner Denver, Inc.	195	8,880
Intevac, Inc.†	83	955
Robbins & Myers, Inc.	371	8,196

		35,476

Machinery - Material Handling — 0.0%
Cascade Corp.	103	3,428

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	37	1,591
Eclipsys Corp.†	213	4,080
Phase Forward, Inc.†	162	2,727
Quality Systems, Inc.	71	4,192

		12,590

Medical Instruments — 0.3%
Abaxis, Inc.†	83	1,868
Conmed Corp.†	329	6,396
CryoLife, Inc.†	234	1,212
Integra LifeSciences Holdings Corp.†	77	3,034
Intuitive Surgical, Inc.†	81	26,144
Kensey Nash Corp.†	39	901
Medtronic, Inc.	9,706	380,281
Natus Medical, Inc.†	106	1,754
SurModics, Inc.†	65	1,106
Symmetry Medical, Inc.†	405	4,411

		427,107

Medical Labs & Testing Services — 0.4%
Bio - Reference Laboratories, Inc.†	90	2,059
Genoptix, Inc.†	64	1,706
Laboratory Corp. of America Holdings†	5,689	430,145

		433,910

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	210	1,575
Palomar Medical Technologies, Inc.†	204	2,197

		3,772

Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	279	6,294
Baxter International, Inc.	1,251	52,830
Cantel Medical Corp.	48	823
CareFusion Corp.†	3,783	96,164
Cyberonics, Inc.†	89	1,563
Greatbatch, Inc.†	148	3,120
Haemonetics Corp.†	173	9,331

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Hanger Orthopedic Group, Inc.†	358	$6,104
Hospira, Inc.†	4,912	255,719
Invacare Corp.	365	8,720
Johnson & Johnson	10,423	607,661
Osteotech, Inc.†	204	771
PSS World Medical, Inc.†	445	10,195
Stryker Corp.	2,144	113,696
The Cooper Cos., Inc.	169	6,229
West Pharmaceutical Services, Inc.	216	8,499
Zoll Medical Corp.†	79	2,295

		1,190,014

Medical - Biomedical/Gene — 0.7%
Amgen, Inc.†	2,611	135,198
Arqule, Inc.†	218	1,332
Cambrex Corp.†	331	1,380
Cubist Pharmaceuticals, Inc.†	217	4,665
Emergent Biosolutions, Inc.†	133	2,095
Enzo Biochem, Inc.†	125	664
Gilead Sciences, Inc.†	9,633	346,017
Life Technologies Corp.†	7,885	394,723
Martek Biosciences Corp.†	376	6,990
Regeneron Pharmaceuticals, Inc.†	238	6,800

		899,864

Medical - Drugs — 1.5%
Abbott Laboratories	13,207	628,125
Allergan, Inc.	3,926	236,306
Bristol - Myers Squibb Co.	8,247	191,413
Forest Laboratories, Inc.†	8,930	231,108
King Pharmaceuticals, Inc.†	7,212	62,528
Merck & Co., Inc.	6,138	206,789
Pfizer, Inc.	18,914	288,060
PharMerica Corp.†	346	5,674
Salix Pharmaceuticals, Ltd.†	208	7,474
Savient Pharmaceuticals, Inc.†	250	3,010
ViroPharma, Inc.†	876	10,661

		1,871,148

Medical - Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc.†	130	3,609

Medical - HMO — 0.3%
AMERIGROUP Corp.†	578	20,762
Centene Corp.†	544	12,414
Coventry Health Care, Inc.†	1,325	27,427
Healthspring, Inc.†	553	9,606
Humana, Inc.†	2,007	92,422
Magellan Health Services, Inc.†	398	16,195
Molina Healthcare, Inc.†	150	4,128
UnitedHealth Group, Inc.	7,059	205,205
WellPoint, Inc.†	564	28,933

		417,092

Medical - Hospitals — 0.1%
MedCath Corp.†	200	1,826
Tenet Healthcare Corp.†	18,497	105,803

		107,629

Medical - Nursing Homes — 0.0%
Odyssey HealthCare, Inc.†	124	3,293

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	41	1,350
Almost Family, Inc.†	30	1,091
Amedisys, Inc.†	105	5,221

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Outpatient/Home Medical (continued)
Amsurg Corp.†	229	$4,534
Gentiva Health Services, Inc.†	331	9,146
LHC Group, Inc.†	57	1,756
Res - Care, Inc.†	290	3,262

		26,360

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,781	118,270
Cardinal Health, Inc.	5,974	206,043
McKesson Corp.	2,553	178,710

		503,023

Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc.	136	4,042
Kaydon Corp.	222	8,334
Mueller Industries, Inc.	426	11,293
RTI International Metals, Inc.†	208	5,514

		29,183

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	189	2,810
Lawson Products, Inc.	45	620
Olympic Steel, Inc.	102	2,811

		6,241

Metal - Aluminum — 0.0%
Century Aluminum Co.†	649	6,821

Metal - Copper — 0.9%
Freeport - McMoRan Copper & Gold, Inc.	16,050	1,124,302

Metal - Iron — 0.4%
Cliffs Natural Resources, Inc.	9,901	553,070

Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	183	3,146
Movado Group, Inc.†	202	2,480

		5,626

Multimedia — 0.2%
EW Scripps Co., Class A†	327	2,888
News Corp., Class A	8,032	106,022
The McGraw - Hill Cos., Inc.	3,105	86,319
Viacom, Inc., Class B†	633	21,275

		216,504

Networking Products — 1.1%
Adaptec, Inc.†	1,362	3,950
Anixter International, Inc.†	213	10,118
Black Box Corp.	198	5,839
Cisco Systems, Inc.†	39,245	908,914
Juniper Networks, Inc.†	16,684	444,128
Netgear, Inc.†	130	2,952

		1,375,901

Non - Ferrous Metals — 0.0%
Brush Engineered Materials, Inc.†	149	3,764

Non - Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	1,895	61,606

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	4,879	110,461
Xerox Corp.	9,366	87,197

		197,658

Office Furnishings - Original — 0.0%
Interface, Inc. Class A	637	7,507

Security Description	Shares	Value (Note 2)

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	4,095	$139,967
The Standard Register Co.	144	575

		140,542

Oil & Gas Drilling — 0.3%
Nabors Industries, Ltd.†	13,230	251,767
Pioneer Drilling Co.†	612	3,629
Rowan Cos., Inc.†	4,603	113,970
Seahawk Drilling, Inc.†	132	1,596

		370,962

Oil Companies - Exploration & Production — 1.6%
Anadarko Petroleum Corp.	17,956	939,638
Apache Corp.	3,458	309,629
Chesapeake Energy Corp.	1,083	24,194
Devon Energy Corp.	750	47,888
EOG Resources, Inc.	3,026	317,246
Penn Virginia Corp.	513	11,230
Petroleum Development Corp.†	217	4,470
Petroquest Energy, Inc.†	392	2,462
SM Energy Co.	234	10,118
Stone Energy Corp.†	341	4,573
Swift Energy Co.†	302	8,350
XTO Energy, Inc.	6,837	292,213

		1,972,011

Oil Companies - Integrated — 2.7%
Chevron Corp.	9,739	719,420
ConocoPhillips	11,578	600,435
Exxon Mobil Corp.	32,594	1,970,633
Hess Corp.	1,915	101,878

		3,392,366

Oil Field Machinery & Equipment — 0.1%
Dril - Quip, Inc.†	112	5,455
FMC Technologies, Inc.†	1,513	87,981
Gulf Island Fabrication, Inc.	54	987
Lufkin Industries, Inc.	56	4,465

		98,888

Oil Refining & Marketing — 0.0%
Holly Corp.	301	7,796

Oil - Field Services — 0.5%
Basic Energy Services, Inc.†	258	2,105
CARBO Ceramics, Inc.	72	4,658
Halliburton Co.	20,599	511,473
Hornbeck Offshore Services, Inc.†	86	1,314
Matrix Service Co.†	296	2,913
Oil States International, Inc.†	186	7,261
SEACOR Holdings, Inc.†	153	11,166
Smith International, Inc.	1,798	67,533
Superior Well Services, Inc.†	69	1,043
TETRA Technologies, Inc.†	283	2,847

		612,313

Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	289	3,503
Clearwater Paper Corp.†	129	7,899
International Paper Co.	6,321	146,837
MeadWestvaco Corp.	4,586	109,605
Neenah Paper, Inc.	166	3,144
Schweitzer - Mauduit International, Inc.	66	3,643
Wausau Paper Corp.†	553	4,828

		279,459

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pharmacy Services — 0.7%
Catalyst Health Solutions, Inc.†	144	$5,514
Medco Health Solutions, Inc.†	14,039	809,348

		814,862

Physical Therapy/Rehabilitation Centers — 0.0%
RehabCare Group, Inc.†	92	2,676

Physicians Practice Management — 0.0%
Healthways, Inc.†	127	1,801
IPC The Hospitalist Co., Inc.†	51	1,493

		3,294

Pipelines — 0.4%
El Paso Corp.	21,089	239,149
Oneok, Inc.	3,643	162,004
The Williams Cos., Inc.	7,256	143,306

		544,459

Poultry — 0.0%
Sanderson Farms, Inc.	72	3,949

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	283	3,498
Magnetek, Inc.†	350	500
Powell Industries, Inc.†	46	1,352
Vicor Corp.†	134	1,635

		6,985

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	78	3,583
R.R. Donnelley & Sons Co.	4,709	90,225

		93,808

Private Corrections — 0.0%
The Geo Group, Inc.†	581	12,259

Protection/Safety — 0.0%
Landauer, Inc.	68	4,143

Publishing - Newspapers — 0.1%
Dolan Media Co.†	228	2,805
Gannett Co., Inc.	841	13,069
The Washington Post Co., Class B	159	74,051

		89,925

Real Estate Investment Trusts — 1.4%
Acadia Realty Trust	149	2,666
Apartment Investment & Management Co., Class A	1,362	28,098
AvalonBay Communities, Inc.	29	2,844
BioMed Realty Trust, Inc.	858	14,595
Cedar Shopping Centers, Inc.	642	4,410
Colonial Properties Trust	793	11,958
DiamondRock Hospitality Co.†	555	5,073
Digital Realty Trust, Inc.	21,472	1,221,971
EastGroup Properties, Inc.	185	6,841
Entertainment Properties Trust	336	13,756
Extra Space Storage, Inc.	729	10,964
Franklin Street Properties Corp.	766	9,460
Healthcare Realty Trust, Inc.	492	11,282
Home Properties, Inc.	267	12,984
Inland Real Estate Corp.	802	6,681
Kilroy Realty Corp.	401	13,193
Kite Realty Group Trust	712	3,489
LaSalle Hotel Properties	451	10,147
Lexington Realty Trust	1,247	7,744
LTC Properties, Inc.	178	4,573
Medical Properties Trust, Inc.	397	3,791

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Mid - America Apartment Communities, Inc.	211	$11,527
National Retail Properties, Inc.	602	13,232
Parkway Properties, Inc.	245	4,128
Pennsylvania Real Estate Investment Trust	540	7,447
Post Properties, Inc.	548	13,744
PS Business Parks, Inc.	125	6,739
Public Storage	1,648	152,753
Sovran Self Storage, Inc.	215	7,746
Tanger Factory Outlet Centers, Inc.	285	11,862
Urstadt Biddle Properties, Inc., Class A	176	2,946
Ventas, Inc.	2,542	119,347

		1,757,991

Real Estate Operations & Development — 0.0%
Forestar Real Estate Group, Inc.†	135	2,477

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	138	1,583
Polaris Industries, Inc.	123	7,220

		8,803

Research & Development — 0.0%
Kendle International, Inc.†	168	2,369
Parexel International Corp.†	372	8,297

		10,666

Retail - Apparel/Shoe — 0.2%
Brown Shoe Co., Inc.	485	8,090
Cato Corp., Class A	240	5,695
Christopher & Banks Corp.	407	3,728
Genesco, Inc.†	164	5,104
Gymboree Corp.†	112	4,993
Hot Topic, Inc.	501	2,785
JOS. A. Bank Clothiers, Inc.†	69	4,187
Liz Claiborne, Inc.†	1,074	6,584
Stein Mart, Inc.†	195	1,554
The Buckle, Inc.	95	3,377
The Children’s Place Retail Stores, Inc.†	310	14,610
The Finish Line, Inc., Class A	638	10,623
The Gap, Inc.	6,200	135,160
The Men’s Wearhouse, Inc.	377	8,196

		214,686

Retail - Auto Parts — 0.0%
The Pep Boys - Manny, Moe & Jack	527	6,498

Retail - Automobile — 0.0%
Group 1 Automotive, Inc.†	274	7,792
Lithia Motors, Inc., Class A	239	1,953
Sonic Automotive, Inc.†	343	3,392

		13,137

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,566	115,136

Retail - Building Products — 0.7%
Home Depot, Inc.	26,232	888,215
Lowe’s Cos., Inc.	1,159	28,685
Lumber Liquidators Holdings, Inc.†	58	1,712

		918,612

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,256	137,566

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	576	21,237

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Discount — 0.5%
Big Lots, Inc.†	634	$22,399
Fred’s, Inc.	453	6,201
HSN, Inc.†	148	3,989
Target Corp.	2,544	138,724
Tuesday Morning Corp.†	354	2,004
Wal-Mart Stores, Inc.	9,634	487,095

		660,412

Retail - Drug Store — 0.2%
Walgreen Co.	7,199	230,656

Retail - Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	169	7,720

Retail - Gardening Products — 0.0%
Tractor Supply Co.	228	15,449

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	211	3,420

Retail - Jewelry — 0.0%
Zale Corp.†	268	724

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	241	2,434

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.	1,531	42,087
Nordstrom, Inc.	1,299	51,570
TJX Cos., Inc.	2,323	105,604

		199,261

Retail - Office Supplies — 0.2%
OfficeMax, Inc.†	732	13,052
Staples, Inc.	8,564	184,297

		197,349

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	110	4,065
EZCORP, Inc., Class A†	337	6,170
First Cash Financial Services, Inc.†	99	2,082

		12,317

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	86	1,696

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	672	17,492

Retail - Regional Department Stores — 0.9%
Kohl’s Corp.†	9,677	491,108
Macy’s, Inc.	30,800	684,068
Stage Stores, Inc.	431	6,107

		1,181,283

Retail - Restaurants — 0.5%
Biglari Holdings, Inc.†	8	2,433
BJ’s Restaurants, Inc.†	79	1,832
Buffalo Wild Wings, Inc.†	68	2,509
California Pizza Kitchen, Inc.†	91	1,659
CEC Entertainment, Inc.†	85	3,438
CKE Restaurants, Inc.	624	7,713
Cracker Barrel Old Country Store, Inc.	86	4,285
DineEquity, Inc.†	100	3,377
Jack in the Box, Inc.†	621	13,935
Landry’s Restaurants, Inc.†	91	2,181
McDonald’s Corp.	7,193	480,996

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
O’Charley’s, Inc.†	212	$1,579
Papa John’s International, Inc.†	149	3,700
PF Chang’s China Bistro, Inc.	87	3,782
Red Robin Gourmet Burgers, Inc.†	176	3,627
Ruby Tuesday, Inc.†	729	7,844
Ruth’s Hospitality Group, Inc.†	359	1,738
Sonic Corp.†	229	2,416
Starbucks Corp.	4,207	108,919
Texas Roadhouse, Inc., Class A†	192	2,803

		660,766

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	81	1,198
Cabela’s Inc., Class A†	456	7,848
Hibbett Sports, Inc.†	107	2,758
Zumiez, Inc.†	78	1,335

		13,139

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	319	2,865

Savings & Loans/Thrifts — 0.1%
Brookline Bancorp, Inc.	485	4,831
Dime Community Bancshares	217	2,769
Hudson City Bancorp, Inc.	5,300	66,833

		74,433

Schools — 0.0%
American Public Education, Inc.†	140	5,725
Capella Education Co.†	54	4,639
Universal Technical Institute, Inc.†	153	3,756

		14,120

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	844	4,583

Semiconductor Components-Integrated Circuits — 0.0%
Cypress Semiconductor Corp.†	639	7,278
Exar Corp.†	332	2,324
Hittite Microwave Corp.†	80	3,658
Micrel, Inc.	320	3,554
Pericom Semiconductor Corp.†	96	950
Sigma Designs, Inc.†	100	1,042
Standard Microsystems Corp.†	188	4,302
TriQuint Semiconductor, Inc.†	570	4,001

		27,109

Semiconductor Equipment — 0.6%
ATMI, Inc.†	222	3,596
Brooks Automation, Inc.†	499	4,152
Cabot Microelectronics Corp.†	191	7,010
Cohu, Inc.	265	3,713
Kulicke and Soffa Industries, Inc.†	537	3,737
Lam Research Corp.†	18,691	707,641
MKS Instruments, Inc.†	560	11,122
Rudolph Technologies, Inc.†	236	2,096
Tessera Technologies, Inc.†	185	3,215
Ultratech, Inc.†	185	2,579
Varian Semiconductor Equipment Associates, Inc.†	548	17,037
Veeco Instruments, Inc.†	161	6,145

		772,043

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	219	3,504

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telecom Equipment - Fiber Optics — 0.1%
Harmonic, Inc.†	1,087	$6,294
JDS Uniphase Corp.†	6,292	72,358

		78,652

Telecom Services — 0.0%
Cbeyond, Inc.†	97	1,516
Neutral Tandem, Inc.†	126	1,693
NTELOS Holdings Corp.	108	1,939
USA Mobility, Inc.	194	2,732

		7,880

Telecommunication Equipment — 0.2%
Applied Signal Technology, Inc.	100	1,764
Arris Group, Inc.†	944	10,356
Comtech Telecommunications Corp.†	319	9,190
Harris Corp.	879	41,234
Network Equipment Technologies, Inc.†	233	1,051
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	372	1,945
Tekelec†	542	7,770
Tellabs, Inc.	14,806	133,254
Tollgrade Communications, Inc.†	144	932

		207,498

Telephone - Integrated — 1.3%
AT&T, Inc.	41,503	1,008,523
General Communication, Inc., Class A†	505	2,894
Verizon Communications, Inc.	20,698	569,609

		1,581,026

Television — 0.1%
CBS Corp., Class B	10,078	146,736

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	115	2,767

Therapeutics — 0.0%
Theragenics Corp.†	297	347

Tobacco — 0.5%
Alliance One International, Inc.†	1,007	4,199
Altria Group, Inc.	11,051	224,225
Lorillard, Inc.	1,365	97,584
Philip Morris International, Inc.	7,336	323,664

		649,672

Toys — 0.1%
Jakks Pacific, Inc.†	316	4,680
Mattel, Inc.	2,268	49,125

		53,805

Transport - Rail — 0.0%
CSX Corp.	726	37,933

Transport - Services — 0.4%
Bristow Group, Inc.†	406	13,195
Hub Group, Inc., Class A†	302	9,241
Ryder System, Inc.	1,066	47,906
United Parcel Service, Inc., Class B	7,609	477,541

		547,883

Transport - Truck — 0.0%
Arkansas Best Corp.	286	6,690
Forward Air Corp.	109	2,983
Heartland Express, Inc.	388	6,031
Knight Transportation, Inc.	399	7,932
Old Dominion Freight Line, Inc.†	206	7,342

		30,978

Security Description	Shares	Value (Note 2)

Travel Services — 0.0%
Interval Leisure Group, Inc.†	148	$2,001

Veterinary Diagnostics — 0.0%
Neogen Corp.†	83	2,134

Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.†	177	448

Water — 0.0%
American States Water Co.	141	4,846

Web Portals/ISP — 0.8%
Google, Inc., Class A†	2,056	997,530
InfoSpace, Inc.†	400	3,292

		1,000,822

Wire & Cable Products — 0.0%
Belden, Inc.	358	9,272
Encore Wire Corp.	213	4,207

		13,479

Wireless Equipment — 1.2%
American Tower Corp., Class A†	20,417	827,501
EMS Technologies, Inc.†	173	2,688
Motorola, Inc.†	34,136	233,832
Novatel Wireless, Inc.†	116	713
QUALCOMM, Inc.	14,286	508,010
Viasat, Inc.†	142	4,563

		1,577,307

Total Common Stock
(cost $62,265,913)		64,482,245

EXCHANGE-TRADED FUNDS — 3.7%
iShares MSCI Emerging Markets Index Fund	53,130	2,024,253
iShares S&P SmallCap 600 Index Fund	1,435	83,818
SPDR S&P 500 ETF Trust, Series 1	3,666	401,207
Vanguard Emerging Markets ETF	56,140	2,144,548

Total Exchange-Traded Funds
(cost $4,372,524)		4,653,826

PREFERRED STOCK — 0.5%
Banks - Super Regional — 0.1%
Wachovia Capital Trust IX 6.38%	3,100	67,146

Diversified Banking Institutions — 0.1%
GMAC, Inc. 7.00%*	125	94,024

Diversified Financial Services — 0.1%
General Electric Capital Corp. 4.50%(1)	5,900	146,969

Finance - Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXIX 6.70%	6,120	142,351

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. 0.00%(2)	2,200	2,310

Special Purpose Entity — 0.1%
Structured Repackaged Asset - Backed Trust Securities 3.00%(2)	7,600	145,160

Total Preferred Stock
(cost $698,962)		597,960

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(8) (cost $149)	143	$0

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	$74,730	74,166
GS Mortgage Securities Trust Series 2007-GG10, Class A4 6.00% due 08/10/45(3)(4)	2,000,000	1,877,891
Morgan Stanley ABS Capital I Series 2007-HE2, Class A2A 0.38% due 01/25/37(2)	334,983	325,454
Morgan Stanley Reremic Trust Series 2009-GG10, Class A4B 5.80% due 08/12/45*(3)(4)	1,250,000	1,040,343
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.00% due 09/25/36(4)(5)	119,206	110,083

Total Asset Backed Securities
(cost $3,260,288)		3,427,937

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(15)(16) (cost $20,000)	20,000	16,000

U.S. CORPORATE BONDS & NOTES — 13.7%
Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	53,000	52,205

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	9,000	9,115

Airlines — 0.1%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	55,000	56,375
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	25,000	26,750

		83,125

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	300,000	300,000

Auto/Truck Parts & Equipment - Original — 0.2%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	280,000	275,800
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	14,000	13,650
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	14,000	13,685

		303,135

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial — 0.2%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(2)	$56,000	$51,207
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	36,140	32,617
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	28,567
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	74,000	73,285
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	79,000	85,527

		271,203

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/15/37(2)	202,000	149,642

Banks - Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(2)	72,000	57,361

Banks - Super Regional — 0.4%
BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(2)(10)	178,000	104,307
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(2)	50,000	30,280
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	60,000	64,096
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(2)(10)	70,000	50,400
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	45,000	45,489
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	11,735
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(2)(10)	111,000	86,580
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(2)(10)	50,000	50,625
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	62,000	66,719

		510,231

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	30,000	29,700

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.00% due 04/15/20*	72,000	73,057

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	$23,000	$17,020
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	120,000	119,907
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	120,000	120,805
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	22,000	21,780

		279,512

Building & Construction Products - Misc. — 0.1%
Owens Corning Company Guar. Notes 6.50% due 12/01/16	68,000	71,433

Building Products - Cement — 0.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	18,000	16,425

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 7.13% due 03/15/20	86,000	83,315

Building - Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	30,000	28,725

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	32,000	34,602
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	44,524
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	33,000	34,402
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	60,000	61,875
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	60,000	64,800
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	9,000	9,045
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	27,000	26,460
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	127,000	138,000

		413,708

Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	25,000	24,688

Security Description	Principal Amount	Value (Note 2)

Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	$47,000	$49,232
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	43,000	46,655
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	31,000	30,845

		126,732

Casino Services — 0.0%
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	25,000	24,625

Cellular Telecom — 0.1%
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	34,000	34,850
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	30,000	30,900
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	21,000	19,792

		85,542

Chemicals - Diversified — 0.1%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	39,000	37,147
Olin Corp. Senior Notes 8.88% due 08/15/19	27,000	28,755
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	39,000	33,540

		99,442

Chemicals - Plastics — 0.4%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	475,000	439,375

Coal — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	32,000	32,640
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	19,000	18,905
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	25,000	24,500

		76,045

Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	60,000	57,075

Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	47,182

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	$12,000	$12,735
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	47,000	47,470

		107,387

Computers — 0.1%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	134,211

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	66,000	68,059

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	25,000	24,688

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	108,000	105,570
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	32,000	32,400

		137,970

Containers - Paper/Plastic — 0.0%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	25,000	22,375
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	28,080

		50,455

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	43,000	46,634
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	30,000	30,525

		77,159

Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	30,000	24,150
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(11)	25,000	19,313

		43,463

Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	52,000	48,750

Security Description	Principal Amount	Value (Note 2)

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	$43,000	$30,530

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	40,000	39,500
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	55,000	53,350

		92,850

Diversified Banking Institutions — 1.7%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	976
Bank of America Corp. Senior Notes 5.65% due 05/01/18	90,000	90,518
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	24,877
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(2)(10)	100,000	96,134
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	60,000	59,260
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	38,000	37,572
Citigroup, Inc. Senior Notes 5.30% due 01/07/16	29,000	28,783
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	45,000	43,530
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	75,000	78,555
Citigroup, Inc. Senior Notes 5.85% due 08/02/16	68,000	69,143
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	65,000	55,078
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	120,000	126,800
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	100,000	91,000
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	25,000	25,094
Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	64,000	65,126
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	578,000	576,620
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(2)(10)	65,000	66,121

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.38% due 10/15/15	$203,000	$200,302
Morgan Stanley Senior Notes 5.63% due 09/23/19	180,000	172,023
Morgan Stanley Senior Notes 6.00% due 04/28/15	88,000	90,748
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	45,000	46,212
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	128,000	119,841

		2,164,313

Diversified Financial Services — 0.3%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	10,089	10,341
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	44,795	45,915
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(2)	49,000	46,795
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	80,000	80,803
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	172,000	166,046

		349,900

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	103,836
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	28,000	24,990
SPX Corp. Senior Notes 7.63% due 12/15/14	20,000	20,350

		149,176

Electric - Generation — 0.3%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	117,000	115,196
Edison Mission Energy Senior Notes 7.20% due 05/15/19	74,000	48,100
The AES Corp. Senior Notes 8.00% due 10/15/17	74,000	72,705
The AES Corp. Senior Notes 8.88% due 02/15/11	116,000	118,610

		354,611

Electric - Integrated — 0.4%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	56,000	55,982

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	$58,000	$66,231
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	107,276
Georgia Power Co. Senior Notes 5.40% due 06/01/40	120,000	117,008
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	42,000	38,430
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	47,410	49,425
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(8)(9)(16)	125,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	57,000	38,190

		472,542

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	27,000	27,608
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	4,000	4,170

		31,778

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	27,000	28,316
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	21,000	20,843
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	13,000	13,455
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	36,000	38,546

		101,160

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	50,000	54,101

Energy - Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	25,000	25,188

Finance - Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	555,000	556,078

Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	21,260

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Commercial (continued)
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	$130,000	$134,424

		155,684

Finance - Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.13% due 08/27/12	40,000	39,227
SLM Corp. Senior Notes 8.00% due 03/25/20	65,000	57,817

		97,044

Finance - Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	130,000	129,812

Finance - Investment Banker/Broker — 0.3%
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(2)	23,000	16,976
Lehman Brothers Holdings Capital Trust VII† Ltd. Guar. Notes 0.00% due 05/31/12(2)(10)(14)(15)	45,000	5
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(14)(15)	44,000	9,130
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(14)(15)	71,000	89
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(14)(15)	69,000	86
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	187,000	189,287
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	125,000	126,892

		342,465

Finance - Other Services — 0.0%
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	25,000	24,063

Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	32,000	32,960

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	27,000	28,907

Food - Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	102,000	108,282

Food - Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	45,000	49,848

Security Description	Principal Amount	Value (Note 2)

Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	$38,000	$37,019

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	27,000	26,190
Service Corp. International Senior Notes 8.00% due 11/15/21	52,000	52,260

		78,450

Gambling (Non - Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	82,000	72,980

Gas - Distribution — 0.1%
SEMCO Energy, Inc. Senior Sec. Notes 5.15% due 04/21/20*	48,000	50,064
Sempra Energy Senior Notes 6.50% due 06/01/16	57,000	65,128

		115,192

Gas - Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	130,000	107,900

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	35,000	35,875

Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	30,000	31,500

Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	49,000	48,388

Independent Power Producers — 0.1%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(9)	145,000	0
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	58,000	51,620
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	59,000	57,082
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	30,000	27,750

		136,452

Insurance - Life/Health — 0.3%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	42,100
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(2)	60,000	49,200

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	$55,000	$57,756
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(2)	63,000	61,996
Protective Life Corp. Senior Notes 8.45% due 10/15/39	180,000	187,586

		398,638

Insurance - Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	54,000	52,041
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	45,000	48,444
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	60,000	58,249
MetLife, Inc. Senior Notes 6.75% due 06/01/16	40,000	44,824
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	90,000	91,848
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	23,000	25,919

		321,325

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	60,000	61,910
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	60,000	51,960
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	137,000	113,710

		227,580

Insurance - Reinsurance — 0.1%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	84,000	80,775

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	30,000	29,040
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	53,000	55,162

		84,202

Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	45,000	46,913

Security Description	Principal Amount	Value (Note 2)

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	$80,000	$90,957
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	100,000	101,529

		192,486

Medical - Drugs — 0.1%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	60,000	58,938
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	55,000	56,238

		115,176

Medical - Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 7.88% due 07/15/20*	40,000	40,050
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	49,000	52,461

		92,511

Medical - Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	54,000	55,282
HCA, Inc. Senior Notes 7.50% due 11/15/95	58,000	44,950
HCA, Inc. Senior Notes 8.50% due 04/15/19*	85,000	88,825
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	30,000	28,200

		217,257

Metal - Aluminum — 0.1%
Alcoa, Inc. Bonds 5.90% due 02/01/27	81,000	70,371

Multimedia — 0.3%
NBC Universal, Inc. Notes 6.40% due 04/30/40*	130,000	134,958
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	133,000	145,211
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	59,000	71,549

		351,718

Music — 0.0%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16	30,000	31,050

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non - Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	$136,000	$146,030
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	93,959
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	44,000	46,008
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	25,000	25,625

		311,622

Oil Companies - Exploration & Production — 0.5%
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	78,000	82,680
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	25,000	21,750
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	124,000	124,310
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	101,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	59,000	57,525
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	39,000	41,154
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	55,000	54,450
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	114,000	132,339
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	45,000	52,781

		667,989

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	60,000	62,877

Oil - Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	25,000	27,125

Paper & Related Products — 0.1%
Boise Paper Holdings LLC Company Guar. Notes 8.00% due 04/01/20*	30,000	30,225
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	36,000	35,820
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	45,000	43,987

		110,032

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services — 0.0%
BioScrip, Inc. Senior Notes 10.25% due 10/01/15*	$25,000	$24,375

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	36,000	35,280

Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	54,000	54,473

Pipelines — 0.6%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	30,000	28,500
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	55,000	55,143
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	157,000	158,696
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	59,000	58,850
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	50,000	50,500
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	31,000	32,335
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	120,000	128,421
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	40,000	41,600
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	60,000	69,347
Williams Partners LP Senior Notes 7.50% due 06/15/11	168,000	176,994

		800,386

Printing - Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	72,000	74,520

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	20,000	20,650

Publishing - Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	35,000	31,763

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	62,000	61,191
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	30,000	30,300

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	$30,000	$31,142

		122,633

Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	22,000	24,530

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(14)(15)	60,000	315

Rental Auto/Equipment — 0.1%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	23,000	21,850
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	40,000	37,900

		59,750

Retail - Drug Store — 0.0%
CVS Pass - Through Trust Pass Through Certs. 7.51% due 01/10/32*	35,830	40,649

Retail - Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	30,000	30,300

Retail - Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	52,000	51,480
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	16,000	15,440
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	20,000	19,050

		85,970

Retail - Restaurants — 0.1%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	27,000	28,101
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	47,000	48,528

		76,629

Retail - Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	38,000	39,235

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	27,000	27,675
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	25,000	26,500

		54,175

Security Description	Principal Amount	Value (Note 2)

Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	$10,000	$10,250

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	40,000	39,657

Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	30,000	24,975

Special Purpose Entities — 0.2%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	139,000	143,289
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	26,000	18,720
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(2)(10)	20,000	15,300
New Communications Holdings, Inc. Senior Notes 7.88% due 04/15/15*	2,000	1,985
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	10,000	9,900
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	10,000	9,850
New Communications Holdings, Inc. Senior Notes 8.75% due 04/15/22*	2,000	1,965
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	32,000	35,599
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	20,000	21,568

		258,176

Steel - Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	30,000	28,950
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	48,000	47,880

		76,830

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	27,000	27,473

Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	30,000	29,100
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	57,888
Qwest Corp. Senior Notes 8.88% due 03/15/12	158,000	168,862

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	$50,000	$52,125

		307,975

Telephone - Integrated — 0.2%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	60,000	64,989
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	13,988
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	52,000	49,010
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	50,000	50,125
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	45,000	37,406
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	42,000	40,005
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	30,000	31,709

		287,232

Television — 0.2%
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	84,000	85,766
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	76,000	83,377
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†*(2)(7)(8)(9)(14)(15)	52,442	0
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	41,000	34,799
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	30,000	60

		204,002

Transport - Air Freight — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	223,007	209,627
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	20,298	17,253

		226,880

Transport - Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	66,000	69,124
GATX Corp. Senior Notes 4.75% due 05/15/15	45,000	46,223

		115,347

Security Description	Principal Amount	Value (Note 2)

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	$60,000	$60,256

Transport - Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	45,000	43,650

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	27,000	27,405

Wireless Equipment — 0.2%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	138,000	145,320
Motorola, Inc. Debentures 6.50% due 09/01/25	143,000	142,680

		288,000

Total U.S. Corporate Bonds & Notes
(cost $17,593,829)		17,355,994

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks - Commercial — 0.5%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	36,000	36,171
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	50,000	55,147
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(2)(10)	105,000	82,950
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(2)(10)	56,000	43,120
BNP Paribas Sub. Notes 4.80% due 06/24/15*	60,000	62,589
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	60,000	58,659
Groupe BPCE Notes 4.16% due 06/30/10(2)(10)	102,000	68,111
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(2)(10)	36,000	37,080
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	61,000	60,633
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(2)(10)	180,000	124,200

		628,660

Banks - Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 11/30/10(2)(10)	150,000	69,750
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	60,000	57,338

		127,088

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	$60,000	$57,686
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	60,000	62,211

		119,897

Computers - Memory Devices — 0.0%
Seagate HDD Senior Notes 6.88% due 05/01/20*	30,000	28,500

Diversified Banking Institutions — 0.0%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(2)(10)	55,000	39,050

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	90,000	98,678

Electric - Integrated — 0.2%
EDF SA Notes 5.50% due 01/26/14*	66,000	73,063
EDF SA Senior Notes 5.60% due 01/27/40*	57,000	56,376
TransAlta Corp. Notes 5.75% due 12/15/13	56,000	61,437

		190,876

Finance - Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	60,000	60,746

Insurance - Multi - line — 0.2%
Aegon NV Sub. Notes 3.89% due 07/15/14(2)(10)	75,000	45,656
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	96,913
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	60,000	60,251

		202,820

Insurance - Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	60,000	55,659

Metal - Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	56,000	60,526
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	64,000	69,869

		130,395

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production — 0.1%
EnCana Corp. Bonds 6.50% due 08/15/34	$25,000	$26,809
Nexen, Inc. Senior Notes 5.88% due 03/10/35	47,000	44,104
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	48,000	40,800

		111,713

Oil Companies - Integrated — 0.2%
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	178,000	216,208

Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	27,000	29,295

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	120,000	118,988

Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	111,000	112,665
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	27,000	27,270

		139,935

Special Purpose Entities — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	67,000	65,849
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	151,000	148,407
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(2)(10)	101,000	95,645

		309,901

Steel - Producers — 0.0%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	45,000	46,125

SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	39,000	43,154

Telephone - Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	97,000	96,921
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(2)	60,000	58,019
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	170,000	163,995

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	$60,000	$62,618
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	61,000	66,011

		447,564

Transport - Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	44,000	52,233

Total Foreign Corporate Bonds & Notes
(cost $3,204,351)		3,197,485

FOREIGN GOVERNMENT AGENCIES — 0.0%
Sovereign — 0.0%
United Mexican States Notes 6.05% due 01/11/40 (cost $59,550)	60,000	60,300

MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	93,000	97,495
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57	130,000	130,993

Total Municipal Bonds & Notes
(cost $223,000)		228,488

U.S. GOVERNMENT AGENCIES — 16.5%
Federal Home Loan Mtg. Corp. — 11.3%
4.50% due 01/01/39	120,681	123,384
4.50% due 12/01/39	1,329,014	1,357,956
5.00% due 10/01/33	19,388	20,468
5.00% due 07/01/35	88,071	92,629
5.00% due 01/01/37	160,629	168,566
5.00% due 03/01/38	189,264	198,517
5.00% due 07/01/39	662,796	695,133
5.00% due 10/01/39	989,922	1,038,220
5.50% due 10/01/33	7,108	7,620
5.50% due 01/01/35	396,719	424,148
5.50% due 01/01/36	1,191,010	1,273,357
5.50% due 08/01/37	24,207	25,823
5.50% due 09/01/37	292,803	312,345
5.50% due 10/01/37	404,228	431,207
5.50% due 01/01/38	105,458	112,585
5.50% due 07/01/38	120,355	128,387
5.50% due 01/01/40	2,986,872	3,202,692
5.79% due 01/01/37(2)	239,470	256,331
5.93% due 10/01/36(2)	357,609	380,965
6.00% due 08/01/36	339,471	366,867
6.00% due 02/01/39	1,158,356	1,250,507
6.00% due 04/01/40	1,175,375	1,268,879
6.50% due 12/01/28	159,255	175,236
6.50% due 11/01/33	9,775	10,783
6.50% due 05/01/36	3,837	4,192
7.00% due 06/01/32	49,826	55,504
7.50% due 04/01/31	76,099	86,377
8.00% due 04/01/30	10,488	12,001
8.00% due 07/01/30	100	115
8.00% due 12/01/30	29,536	33,797

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3102, Class PG 5.00% due 11/15/28	$247,000	$259,851
Series 3317, Class PD 5.00% due 09/15/31	315,000	334,252
Series 3349, Class HB 5.50% due 06/15/31	282,000	300,900

		14,409,594

Federal National Mtg. Assoc. — 3.8%
2.13% due 01/25/13	72,000	72,648
4.50% due 01/01/25	1,440,305	1,509,920
4.50% due 01/01/39	140,186	143,395
4.88% due 12/15/16	750,000	833,980
5.00% due 03/15/16	74,000	83,098
5.00% due 11/01/33	19,743	20,801
5.00% due 03/01/34	346,565	364,704
5.00% due 10/01/35	165,567	173,922
5.50% due 03/01/18	18,322	19,776
5.50% due 11/01/22	110,937	119,293
5.50% due 05/01/34	371,461	398,274
6.00% due 05/01/17	64,355	69,623
6.00% due 12/01/33	164,342	180,147
6.00% due 10/01/36	105,462	114,023
6.50% due 02/01/17	47,499	51,343
6.50% due 08/01/31	60,188	66,760
6.50% due 07/01/32	89,997	99,823
6.50% due 07/01/36	118,362	129,140
7.00% due 09/01/31	46,800	52,485
7.50% due 06/01/15	13,336	14,594
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	295,000	315,021

		4,832,770

Government National Mtg. Assoc. — 1.4%
5.50% due 08/15/39	1,541,716	1,657,359
6.00% due 02/15/29	4,752	5,221
6.00% due 04/15/29	22,909	25,167
6.00% due 06/15/29	25,273	27,795
6.50% due 02/15/29	68,870	76,774

		1,792,316

Total U.S. Government Agencies
(cost $20,482,386)		21,034,680

U.S. GOVERNMENT TREASURIES — 7.6%
United States Treasury Bonds — 1.6%
4.38% due 02/15/38	219,000	224,954
4.38% due 11/15/39	583,000	597,575
4.50% due 05/15/38	235,000	246,346
4.50% due 08/15/39	775,000	810,602
4.63% due 02/15/40	19,000	20,289
5.25% due 11/15/28	125,000	144,746
8.13% due 08/15/19	33,000	45,842

		2,090,354

United States Treasury Notes — 6.0%
1.13% due 01/15/12	1,650,000	1,662,439
2.00% due 11/30/13	555,000	563,368
2.38% due 02/28/15	648,000	658,426
2.63% due 06/30/14	1,411,000	1,455,976
2.75% due 02/15/19	105,000	101,579
3.38% due 11/15/19	1,150,000	1,157,098
3.63% due 08/15/19	16,000	16,436

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
3.63% due 02/15/20	$701,000	$719,018
3.75% due 11/15/18	663,000	694,338
4.25% due 08/15/15	500,000	550,742

		7,579,420

Total U.S. Government Treasuries
(cost $9,654,887)		9,669,774

Total Long-Term Investment Securities
(cost $121,835,839)		124,724,689

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	499,000	499,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.14% due 07/22/10(12)	125,000	124,976
0.16% due 09/02/10(12)	25,000	24,990

		149,966

Total Short-Term Investment Securities
(cost $648,966)		648,966

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $455,001 and collateralized by $470,000 of United States Treasury Notes, bearing interest at 1.00%, due 04/30/12 and having an approximate value of $471,974	455,000	455,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $1,532,002 and collateralized by $1,535,000 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $1,563,858	1,532,000	1,532,000

Total Repurchase Agreements
(cost $1,987,000)		1,987,000

TOTAL INVESTMENTS
(cost $124,471,805)(13)	100.2%	127,360,655
Liabilities in excess of other assets	(0.2)	(231,370)

NET ASSETS —	100.0%	$127,129,285

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $4,947,760 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security — the rate reflected is as of May 31, 2010, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/15/05	$20,000	$20,000	$16,000	$80.00	0.00%
Southern Energy, Inc. Notes 7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$16,000		0.00%

(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $16,000 representing 0.0% of net assets.
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 5 for cost of investments on a tax basis.
(14)	Bond in default
(15)	Company has filed Chapter 11 bankruptcy protection.
(16)	Bond is in default and did not pay principal at maturity.

REMIC—Real Estate Mortgage Investment Conduit

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
31	Long	S&P 500 E-Mini Futures Index	June 2010	$1,637,955	$1,687,175	$49,220

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$64,482,245	$—	$—	$64,482,245
Exchange-Traded Funds	4,653,826	—	—	4,653,826
Preferred Stock	503,936	94,024	—	597,960
Warrants	—	—	0	0
Asset Backed Securities	—	3,427,937	—	3,427,937
Convertible Bonds & Notes	—	—	16,000	16,000
U.S. Corporate Bonds & Notes	—	17,129,114	226,880	17,355,994
Foreign Corporate Bonds & Notes	—	3,197,485	—	3,197,485
Foreign Government Agencies	—	60,300	—	60,300
Municipal Bonds & Notes	—	228,488	—	228,488
U.S. Government Agencies	—	21,034,680	—	21,034,680
U.S. Government Treasuries	—	9,669,774	—	9,669,774
Short-Term Investment Securities:
Time Deposits	—	499,000	—	499,000
U.S. Government Treasuries	—	149,966	—	149,966
Repurchase Agreements	—	1,987,000	—	1,987,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	49,220	—	—	49,220

Total	$69,689,227	$57,477,768	$242,880	$127,409,875

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$—	$246,000	$4,000	$195,520
Accrued discounts/premiums	—	—	—	381
Realized gain (loss)	—	8	—	3,683
Change in unrealized appreciation (depreciation)	—	53,992	12,000	59,391
Net purchases (sales)	0	(300,000)	—	(32,095)
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 5/31/2010	$0	$—	$16,000	$226,880

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Computers	9.0%
Collective Investment Pool	5.1
Web Portals/ISP	5.1
Diversified Manufacturing Operations	4.8
Diversified Banking Institutions	4.3
Pharmacy Services	4.3
E-Commerce/Products	3.9
Commercial Services — Finance	3.4
Wireless Equipment	3.0
Electronic Components — Semiconductors	3.0
Investment Management/Advisor Services	3.0
Banks — Super Regional	2.8
Retail — Restaurants	2.4
Multimedia	2.3
Networking Products	2.3
Oil Companies — Exploration & Production	2.0
Medical — Biomedical/Gene	1.9
Hotels/Motels	1.9
Oil — Field Services	1.7
Finance — Other Services	1.6
Finance — Credit Card	1.5
Medical — Drugs	1.5
E-Commerce/Services	1.5
Semiconductor Components — Integrated Circuits	1.5
Applications Software	1.4
Industrial Gases	1.4
Retail — Regional Department Stores	1.4
Internet Application Software	1.3
Retail — Bedding	1.3
Retail — Building Products	1.2
Metal Processors & Fabrication	1.1
Medical — Wholesale Drug Distribution	1.1
Oil Field Machinery & Equipment	1.1
Internet Content — Information/News	1.0
Beverages — Non-alcoholic	1.0
Banks — Fiduciary	0.9
Distribution/Wholesale	0.9
Broadcast Services/Program	0.8
Aerospace/Defense — Equipment	0.8
Electric Products — Misc.	0.8
Cosmetics & Toiletries	0.8
Cruise Lines	0.8
Medical Products	0.8
Medical Instruments	0.7
Transport — Services	0.7
Athletic Footwear	0.7
Retail — Auto Parts	0.6
Industrial Automated/Robotic	0.6
Coatings/Paint	0.6
Registered Investment Company	0.6
Internet Infrastructure Software	0.6
Computer Services	0.5
Finance — Investment Banker/Broker	0.5
Transport — Rail	0.5
Data Processing/Management	0.5
Computers — Memory Devices	0.4
Casino Hotels	0.4
Apparel Manufacturers	0.4
Insurance — Life/Health	0.3
Engineering/R&D Services	0.3
Internet Security	0.3
Toys	0.2
Computer Aided Design	0.2
Medical Information Systems	0.2
Auto/Truck Parts & Equipment — Original	0.2
Retail — Apparel/Shoe	0.2
Advertising Agencies	0.1
Retail — Discount	0.1
Retail — Automobile	0.1

Schools	0.1
Instruments — Scientific	0.1
Agricultural Chemicals	0.1

104.5%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	16,200	$614,790

Aerospace/Defense - Equipment — 0.8%
United Technologies Corp.	49,200	3,315,096

Agricultural Chemicals — 0.1%
Monsanto Co.	4,200	213,654

Apparel Manufacturers — 0.4%
Coach, Inc.	38,800	1,595,068

Applications Software — 1.4%
Intuit, Inc.†	28,500	1,018,590
Microsoft Corp.	181,530	4,683,474
Salesforce.com, Inc.†#	4,400	380,732

		6,082,796

Athletic Footwear — 0.7%
NIKE, Inc., Class B	39,300	2,844,534

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	26,100	744,633

Banks - Fiduciary — 0.9%
Northern Trust Corp.	60,000	3,048,600
State Street Corp.	18,100	690,877
The Bank of New York Mellon Corp.	2,800	76,160

		3,815,637

Banks - Super Regional — 2.8%
PNC Financial Services Group, Inc.	22,000	1,380,500
US Bancorp	139,100	3,332,836
Wells Fargo & Co.	249,900	7,169,631

		11,882,967

Beverages - Non-alcoholic — 1.0%
PepsiCo, Inc.	66,040	4,153,256
The Coca - Cola Co.	400	20,560

		4,173,816

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class C†	114,250	3,626,295

Casino Hotels — 0.4%
Wynn Macau, Ltd.†	424,400	686,767
Wynn Resorts, Ltd.	11,000	922,680

		1,609,447

Chemicals - Specialty — 0.0%
Ecolab, Inc.	1,700	80,291

Coatings/Paint — 0.6%
The Sherwin-Williams Co.#	32,900	2,521,127

Commercial Services - Finance — 3.4%
Automatic Data Processing, Inc.	28,200	1,152,816
Mastercard, Inc., Class A	28,000	5,649,560
The Western Union Co.	71,300	1,137,948
Visa, Inc., Class A	89,500	6,485,170

		14,425,494

Computer Aided Design — 0.2%
Autodesk, Inc.†	31,300	915,838

Computer Services — 0.5%
Accenture PLC, Class A	58,800	2,206,176

Computers — 9.0%
Apple, Inc.†	124,600	32,042,136
Hewlett - Packard Co.	42,400	1,950,824
International Business Machines Corp.	35,400	4,434,204

		38,427,164

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.4%
EMC Corp.†	100,700	$1,875,034

Cosmetics & Toiletries — 0.8%
The Procter & Gamble Co.	53,876	3,291,285

Cruise Lines — 0.8%
Carnival Corp.	90,700	3,286,061

Data Processing/Management — 0.5%
Fiserv, Inc.†	41,100	1,954,305

Distribution/Wholesale — 0.9%
Fastenal Co.#	73,600	3,712,384

Diversified Banking Institutions — 4.3%
Bank of America Corp.	59,000	928,660
Credit Suisse Group AG	20,400	792,524
JPMorgan Chase & Co.	203,100	8,038,698
Morgan Stanley	141,200	3,827,932
The Goldman Sachs Group, Inc.	32,700	4,717,302

		18,305,116

Diversified Manufacturing Operations — 4.8%
3M Co.	68,800	5,456,528
Danaher Corp.	177,840	14,116,939
Illinois Tool Works, Inc.	14,100	654,663

		20,228,130

E-Commerce/Products — 3.9%
Amazon.com, Inc.†	132,200	16,585,812

E-Commerce/Services — 1.5%
eBay, Inc.†	81,240	1,739,348
Expedia, Inc.#	38,500	830,060
Liberty Media Corp. - Interactive, Class A†(3)	228,100	2,958,457
priceline.com, Inc.†	4,300	821,988

		6,349,853

Electric Products - Misc. — 0.8%
Emerson Electric Co.	71,100	3,301,884

Electronic Components - Semiconductors — 3.0%
Altera Corp.#	100,700	2,373,499
Broadcom Corp., Class A	108,300	3,738,516
Intel Corp.	83,200	1,782,144
NVIDIA Corp.†	44,500	584,730
Xilinx, Inc.#	177,630	4,343,053

		12,821,942

Electronic Forms — 0.0%
Adobe Systems, Inc.†	420	13,474

Energy - Alternate Sources — 0.0%
First Solar, Inc.†#	900	101,124

Engineering/R&D Services — 0.3%
McDermott International, Inc.†	61,300	1,359,634

Finance - Credit Card — 1.5%
American Express Co.	164,900	6,574,563

Finance - Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.†#	13,000	230,490
The Charles Schwab Corp.	118,000	1,928,120

		2,158,610

Finance - Other Services — 1.6%
CME Group, Inc.	200	63,330
IntercontinentalExchange, Inc.†	37,400	4,343,262
NYSE Euronext	77,300	2,216,191

		6,622,783

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hotels/Motels — 1.9%
Marriott International, Inc., Class A#	186,090	$6,224,711
Starwood Hotels & Resorts Worldwide, Inc.#	42,100	1,947,125

		8,171,836

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	47,200	2,521,896

Industrial Gases — 1.4%
Praxair, Inc.	75,200	5,835,520

Instruments - Scientific — 0.1%
Thermo Fisher Scientific, Inc.†	4,400	229,064

Insurance - Life/Health — 0.3%
Prudential Financial, Inc.	25,000	1,442,750

Internet Application Software — 1.3%
Tencent Holdings, Ltd.	285,300	5,518,106

Internet Content - Information/News — 1.0%
Baidu, Inc. ADR†	61,000	4,465,810

Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†#	59,800	2,375,256

Internet Security — 0.3%
McAfee, Inc.†	40,000	1,272,000

Investment Management/Advisor Services — 3.0%
Ameriprise Financial, Inc.	58,940	2,345,223
BlackRock, Inc.	100	16,788
Franklin Resources, Inc.	85,700	8,406,313
Invesco, Ltd.	103,400	1,919,104

		12,687,428

Machinery - Farming — 0.0%
Deere & Co.	2,100	121,615

Medical Information Systems — 0.2%
Cerner Corp.†#	10,100	845,471

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	4,400	1,420,188
Medtronic, Inc.	1,100	43,098
St. Jude Medical, Inc.†	44,120	1,647,441

		3,110,727

Medical Products — 0.8%
Becton, Dickinson and Co.	400	28,520
Stryker Corp.	60,800	3,224,224

		3,252,744

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.†	1,800	93,204
Celgene Corp.†	106,300	5,608,388
Gilead Sciences, Inc.†	42,240	1,517,261
Life Technologies Corp.†	8,800	440,528
Vertex Pharmaceuticals, Inc.†#	17,100	591,489

		8,250,870

Medical - Drugs — 1.5%
Allergan, Inc.	84,000	5,055,960
Shire PLC ADR	22,000	1,346,620

		6,402,580

Medical - HMO — 0.0%
WellPoint, Inc.†	1,060	54,378

Medical - Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	2,200	75,878
McKesson Corp.	65,400	4,578,000

		4,653,878

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	40,900	$4,773,030

Multimedia — 2.3%
The McGraw - Hill Cos., Inc.	37,600	1,045,280
The Walt Disney Co.	160,500	5,363,910
Time Warner, Inc.	112,800	3,495,672

		9,904,862

Networking Products — 2.3%
Cisco Systems, Inc.†	179,740	4,162,778
Juniper Networks, Inc.†	214,370	5,706,530

		9,869,308

Oil & Gas Drilling — 0.0%
Ensco PLC ADR	4,200	157,080

Oil Companies - Exploration & Production — 2.0%
EOG Resources, Inc.	66,900	7,013,796
Range Resources Corp.#	8,800	395,560
Southwestern Energy Co.†	28,000	1,053,080

		8,462,436

Oil Companies - Integrated — 0.0%
Exxon Mobil Corp.	400	24,184
Suncor Energy, Inc.	400	12,184

		36,368

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	74,200	2,686,040
FMC Technologies, Inc.†	32,600	1,895,690

		4,581,730

Oil - Field Services — 1.7%
Schlumberger, Ltd.	133,000	7,467,950

Pharmacy Services — 4.3%
Express Scripts, Inc.†	105,200	10,583,120
Medco Health Solutions, Inc.†	132,900	7,661,685

		18,244,805

Retail - Apparel/Shoe — 0.2%
The Gap, Inc.	30,700	669,260

Retail - Auto Parts — 0.6%
O’Reilly Automotive, Inc.†#	52,500	2,678,550

Retail - Automobile — 0.1%
CarMax, Inc.†#	15,000	325,950

Retail - Bedding — 1.3%
Bed Bath & Beyond, Inc.†	119,100	5,344,017

Retail - Building Products — 1.2%
Home Depot, Inc.	8,900	301,354
Lowe’s Cos., Inc.	192,400	4,761,900

		5,063,254

Retail - Discount — 0.1%
Dollar Tree, Inc.†	8,800	550,792

Retail - Regional Department Stores — 1.4%
Kohl’s Corp.†	114,500	5,810,875

Retail - Restaurants — 2.4%
McDonald’s Corp.	60,700	4,059,009
Starbucks Corp.	239,500	6,200,655

		10,259,664

Schools — 0.1%
Apollo Group, Inc., Class A†	4,500	239,220

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits — 1.5%
Marvell Technology Group, Ltd.†	333,400	$6,327,932

Toys — 0.2%
Mattel, Inc.	48,200	1,044,012

Transport - Rail — 0.5%
Union Pacific Corp	28,500	2,035,755

Transport - Services — 0.7%
Expeditors International of Washington, Inc.	59,800	2,283,762
FedEx Corp.	9,900	826,551

		3,110,313

Web Portals/ISP — 5.1%
Google, Inc., Class A†	44,300	21,493,474

Wireless Equipment — 3.0%
American Tower Corp., Class A†	171,500	6,950,895
QUALCOMM, Inc.	166,720	5,928,563

		12,879,458

Total Long-Term Investment Securities
(cost $355,951,268)		420,178,841

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Collective Investment Pool — 5.1%
Securities Lending Quality Trust(1)	21,662,783	21,580,192

Registered Investment Company — 0.6%
T. Rowe Price Reserve Investment Fund	2,418,419	2,418,419

Total Short-Term Investment Securities
(cost $24,081,202)		23,998,611

TOTAL INVESTMENTS
(cost $380,032,470)(2)	104.5%	444,177,452
Liabilities in excess of other assets	(4.5)	(19,211,263)

NET ASSETS —	100.0%	$424,966,189

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$38,427,164	$—	$—	$38,427,164
Web Portals	21,493,474	—	—	21,493,474
Other Industries*	360,258,203	—	—	360,258,203
Short-Term Investment Securities:
Collective Investment Pool	—	21,580,192	—	21,580,192
Registered Investment Company	—	2,418,419	—	2,418,419

Total	$420,178,841	$23,998,611	$—	$444,177,452

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Banks — Super Regional	8.3%
Diversified Manufacturing Operations	6.8
Tobacco	5.5
Oil Companies — Integrated	4.8
Medical — HMO	4.6
Electric — Integrated	4.5
Medical — Drugs	3.2
Diversified Banking Institutions	3.0
Computers	3.0
Electronic Components — Semiconductors	2.8
Tools — Hand Held	2.6
Pipelines	2.3
Cruise Lines	2.2
Oil Companies — Exploration & Production	2.1
Telephone — Integrated	2.0
Medical Products	2.0
Electronics — Military	1.8
Insurance — Property/Casualty	1.8
Finance — Credit Card	1.8
Finance — Consumer Loans	1.8
Electric Products — Misc.	1.6
Aerospace/Defense	1.6
Aerospace/Defense — Equipment	1.4
Applications Software	1.4
Apparel Manufacturers	1.2
Insurance Brokers	1.2
Casino Services	1.2
Commercial Services	1.1
Computer Services	1.1
Retail — Discount	1.1
Chemicals — Diversified	1.1
Pharmacy Services	1.1
Insurance — Multi-line	1.1
Insurance — Reinsurance	1.0
Retail — Apparel/Shoe	1.0
Savings & Loans/Thrifts	1.0
Gas — Distribution	0.9
Banks — Fiduciary	0.9
Transport — Services	0.9
Retail — Building Products	0.9
Real Estate Investment Trusts	0.9
Wireless Equipment	0.9
Retail — Auto Parts	0.9
Medical — Wholesale Drug Distribution	0.8
Medical Labs & Testing Services	0.8
Time Deposits	0.8
Beverages — Wine/Spirits	0.8
Semiconductor Equipment	0.7
Retail — Computer Equipment	0.7
Food — Wholesale/Distribution	0.7
Investment Management/Advisor Services	0.6
Medical Instruments	0.6
Retail — Drug Store	0.5
Data Processing/Management	0.4

99.8%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Aerospace/Defense — 1.6%
Raytheon Co.	6,200	$324,942

Aerospace/Defense - Equipment — 1.4%
Goodrich Corp.	4,200	291,480

Apparel Manufacturers — 1.2%
Hanesbrands, Inc.†	9,100	248,248

Applications Software — 1.4%
Microsoft Corp.	10,900	281,220

Banks - Fiduciary — 0.9%
State Street Corp.	5,000	190,850

Banks - Super Regional — 8.3%
Capital One Financial Corp.	14,300	590,590
Fifth Third Bancorp	12,600	163,674
PNC Financial Services Group, Inc.	9,800	614,950
Wells Fargo & Co.	11,100	318,459

		1,687,673

Beverages - Wine/Spirits — 0.8%
Diageo PLC ADR	2,600	159,328

Casino Services — 1.2%
International Game Technology	12,500	244,625

Chemicals - Diversified — 1.1%
E.I. du Pont de Nemours & Co.	6,200	224,254

Commercial Services — 1.1%
Alliance Data Systems Corp.†	3,300	233,178

Computer Services — 1.1%
Computer Sciences Corp.	4,600	229,954

Computers — 3.0%
Hewlett - Packard Co.	6,500	299,065
International Business Machines Corp.	2,500	313,150

		612,215

Cruise Lines — 2.2%
Carnival Corp.	8,600	311,578
Royal Caribbean Cruises, Ltd.†	4,900	142,100

		453,678

Data Processing/Management — 0.4%
Dun & Bradstreet Corp.	1,200	87,588

Diversified Banking Institutions — 3.0%
Bank of America Corp.	14,951	235,329
Citigroup, Inc.†	25,500	100,980
JPMorgan Chase & Co.	7,100	281,018

		617,327

Diversified Manufacturing Operations — 6.8%
Eaton Corp.	3,600	251,820
General Electric Co.	10,400	170,040
Honeywell International, Inc.	7,500	320,775
Illinois Tool Works, Inc.	7,200	334,296
ITT Corp.	3,600	173,808
SPX Corp.	2,100	124,110

		1,374,849

Electric Products - Misc. — 1.6%
Emerson Electric Co.	4,300	199,692
Molex, Inc.	6,100	129,198

		328,890

Electric - Integrated — 4.5%
Dominion Resources, Inc.	5,800	225,968

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Entergy Corp.	2,700	$202,689
MDU Resources Group, Inc.	7,850	146,795
Pinnacle West Capital Corp.	4,600	161,506
Xcel Energy, Inc.	8,900	182,361

		919,319

Electronic Components - Semiconductors — 2.8%
Intel Corp.	12,900	276,318
Microchip Technology, Inc.	6,300	175,455
Texas Instruments, Inc.	4,550	111,111

		562,884

Electronics - Military — 1.8%
L - 3 Communications Holdings, Inc.	4,400	363,572

Finance - Consumer Loans — 1.8%
SLM Corp.†	32,200	357,742

Finance - Credit Card — 1.8%
American Express Co.	9,000	358,830

Food - Wholesale/Distribution — 0.7%
Sysco Corp.	4,500	134,145

Gas - Distribution — 0.9%
CenterPoint Energy, Inc.	14,100	192,042

Insurance Brokers — 1.2%
Willis Group Holdings PLC	8,100	248,022

Insurance - Multi - line — 1.1%
The Allstate Corp.	4,500	137,835
XL Capital, Ltd., Class A	4,720	83,119

		220,954

Insurance - Property/Casualty — 1.8%
Chubb Corp.	3,100	155,744
Fidelity National Financial, Inc., Class A	14,100	203,322

		359,066

Insurance - Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	6,800	206,720

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	3,200	127,328

Medical Instruments — 0.6%
Medtronic, Inc.	3,000	117,540

Medical Labs & Testing Services — 0.8%
Quest Diagnostics, Inc.	3,200	168,800

Medical Products — 2.0%
Baxter International, Inc.	4,400	185,812
Johnson & Johnson	3,600	209,880

		395,692

Medical - Drugs — 3.2%
Bristol - Myers Squibb Co.	14,600	338,866
Pfizer, Inc.	19,831	302,026

		640,892

Medical - HMO — 4.6%
CIGNA Corp.	5,700	190,779
Coventry Health Care, Inc.†	10,300	213,210
UnitedHealth Group, Inc.	7,400	215,118
WellPoint, Inc.†	6,100	312,930

		932,037

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	4,900	169,001

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 2.1%
Occidental Petroleum Corp.	5,200	$429,052

Oil Companies - Integrated — 4.8%
BP PLC ADR	5,600	240,520
ConocoPhillips	6,000	311,160
Marathon Oil Corp.	7,100	220,739
Murphy Oil Corp.	3,600	192,168

		964,587

Pharmacy Services — 1.1%
Omnicare, Inc.	8,800	220,968

Pipelines — 2.3%
El Paso Corp.	13,100	148,554
Spectra Energy Corp.	16,250	325,163

		473,717

Real Estate Investment Trusts — 0.9%
Annaly Capital Management, Inc.	10,500	178,080

Retail - Apparel/Shoe — 1.0%
Limited Brands, Inc.	8,300	206,338

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	3,400	175,984

Retail - Building Products — 0.9%
Home Depot, Inc.	5,300	179,458

Retail - Computer Equipment — 0.7%
GameStop Corp., Class A†	5,900	134,461

Retail - Discount — 1.1%
Family Dollar Stores, Inc.	5,600	228,144

Retail - Drug Store — 0.5%
Walgreen Co.	3,100	99,324

Savings & Loans/Thrifts — 1.0%
New York Community Bancorp, Inc.	12,600	202,230

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	11,200	144,592

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 2.0%
AT&T, Inc.	8,450	$205,335
Verizon Communications, Inc.	7,100	195,392

		400,727

Tobacco — 5.5%
Altria Group, Inc.	8,800	178,552
Imperial Tobacco Group PLC ADR	6,300	324,576
Lorillard, Inc.	1,900	135,831
Philip Morris International, Inc.	7,000	308,840
Reynolds American, Inc.	3,100	161,634

		1,109,433

Tools - Hand Held — 2.6%
Stanley Black & Decker, Inc.	9,500	530,005

Transport - Services — 0.9%
Ryder System, Inc.	4,000	179,760

Wireless Equipment — 0.9%
Nokia Oyj ADR	17,500	177,100

Total Long-Term Investment Securities
(cost $20,950,347)		20,098,845

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $165,000)	$165,000	165,000

TOTAL INVESTMENTS
(cost $21,115,347)(1)	99.8%	20,263,845
Other assets less liabilities	0.2	37,729

NET ASSETS —	100.0%	$20,301,574

†	Non - income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$1,687,673	$—	$—	$1,687,673
Diversified Manufacturing Operations	1,374,849	—	—	1,374,849
Tobacco	1,109,433	—	—	1,109,433
Other Industries*	15,926,890	—	—	15,926,890
Short-Term Investment Securities:
Time Deposits	—	165,000	—	165,000

Total	$20,098,845	$165,000	$—	$20,263,845

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE— May 31, 2010 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	18.9%
Federal National Mtg. Assoc.	18.3
United States Treasury Notes	15.7
Repurchase Agreements	10.1
Diversified Financial Services	5.7
Collective Investment Pool	5.5
United States Treasury Bonds	4.2
Diversified Banking Institutions	2.9
Government National Mtg. Assoc.	1.8
Banks — Commercial	1.8
Pipelines	1.2
Electric — Integrated	1.2
Special Purpose Entities	1.2
Telephone — Integrated	1.1
Insurance — Multi-line	1.0
Banks — Super Regional	0.8
Federal Home Loan Bank	0.8
Finance — Investment Banker/Broker	0.8
Insurance — Life/Health	0.8
Cable/Satellite TV	0.8
Oil Companies — Exploration & Production	0.7
Multimedia	0.6
Telecom Services	0.6
Wireless Equipment	0.5
Non-Hazardous Waste Disposal	0.5
Broadcast Services/Program	0.5
Medical — Biomedical/Gene	0.5
Municipal Bonds	0.4
Oil Companies — Integrated	0.4
Metal — Diversified	0.3
Electric — Generation	0.3
Television	0.3
Banks — Fiduciary	0.3
Transport — Equipment & Leasing	0.3
Computers	0.3
Gas — Distribution	0.3
Insurance — Reinsurance	0.3
Diversified Minerals	0.3
Insurance — Mutual	0.2
Finance — Credit Card	0.2
Cellular Telecom	0.2
Food — Misc.	0.2
Finance — Consumer Loans	0.2
Transport — Rail	0.2
Banks — Money Center	0.2
Real Estate Investment Trusts	0.2
Building Products — Wood	0.2
Finance — Commercial	0.2
Diversified Manufacturing Operations	0.2
Brewery	0.1
Medical — Generic Drugs	0.1
Building & Construction Products — Misc.	0.1
Medical Instruments	0.1
Electronic Measurement Instruments	0.1
Metal — Aluminum	0.1
Computers — Periphery Equipment	0.1
Food — Retail	0.1
Sovereign	0.1
Medical — Drugs	0.1
Oil Refining & Marketing	0.1
Finance — Other Services	0.1
Medical Products	0.1
Cosmetics & Toiletries	0.1
SupraNational Banks	0.1
Retail — Drug Store	0.1
Savings & Loans/Thrifts	0.1
Electronic Components — Semiconductors	0.1
Direct Marketing	0.1

Retail — Regional Department Stores	0.1
Chemicals — Diversified	0.1
Publishing — Newspapers	0.1

106.4%

Credit Quality†#

Government — Agency	43.8%
Government — Treasury	21.9
AAA	0.3
AA	3.6
A	10.3
BBB	15.6
BB	2.1
B	0.1
CC	0.1
Not Rated@	2.2

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AJ 5.52% due 01/15/49(12)	$2,250,000	$1,510,972
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.44% due 08/25/36(1)	1,445,049	1,122,897
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	201,772	200,249
GS Mortgage Securities Trust Series 2007-GG10, Class A4 6.00% due 08/10/45(2)(12)	1,500,000	1,408,418
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.98% due 06/15/49(2)(12)	1,000,000	935,459
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(12)	800,000	769,409
Morgan Stanley Capital I Series 2007-IQ15, Class AM 6.08% due 06/11/49(2)(12)	500,000	411,430
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.00% due 09/25/36(2)(3)	527,016	486,682

Total Asset Backed Securities
(cost $6,787,820)		6,845,516

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(5)(6)(7)(9)(11) (cost $33,000)	33,000	26,400

U.S. CORPORATE BONDS & NOTES — 19.6%
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	29,000	29,371

Banks - Commercial — 0.5%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(1)	168,000	153,621
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	50,542
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	185,000	183,213
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	243,000	263,077

		650,453

Banks - Fiduciary — 0.3%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/15/37(1)	509,000	377,069

Banks - Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(1)	103,000	82,057

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional — 0.8%
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(1)	$155,000	$93,869
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	145,000	154,899
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(1)(8)	130,000	93,600
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17#	135,000	136,465
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	27,081
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(1)(8)	367,000	286,260
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18#(1)(8)	165,000	167,062
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	109,000	117,296

		1,076,532

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.00% due 04/15/20*	180,000	182,643

Broadcast Services/Program — 0.5%
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	290,000	289,776
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	310,000	312,079

		601,855

Building & Construction Products-Misc. — 0.1%
Owens Corning Company Guar. Notes 6.50% due 12/01/16#	167,000	175,432

Building Products - Wood — 0.2%
Masco Corp. Senior Notes 7.13% due 03/15/20	222,000	215,069

Cable/Satellite TV — 0.8%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	108,000	116,781
COX Communications, Inc. Notes 7.13% due 10/01/12#	120,000	133,573
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	150,000	154,687
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	150,000	162,000

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	$393,000	$427,039

		994,080

Chemicals - Diversified — 0.1%
Union Carbide Corp. Senior Notes 7.75% due 10/01/96#	108,000	92,880

Computers — 0.3%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	310,000	346,712

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	159,000	163,961

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14#	130,000	140,987

Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	170,000	120,700

Diversified Banking Institutions — 2.7%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	2,000	1,951
Bank of America Corp. Senior Notes 5.65% due 05/01/18	218,000	219,255
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	44,000	45,608
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	145,000	143,211
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	120,000	118,648
Citigroup, Inc. Senior Notes 5.30% due 01/07/16	69,000	68,484
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17#	140,000	135,428
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	145,000	151,874
Citigroup, Inc. 5.85% due 08/02/16	164,000	166,757
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	150,000	127,103
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	280,000	295,866
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	122,000	121,709

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(1)(8)	$160,000	$162,760
Morgan Stanley Senior Notes 5.38% due 10/15/15	541,000	533,809
Morgan Stanley Senior Notes 5.63% due 09/23/19	420,000	401,388
Morgan Stanley Senior Notes 6.00% due 04/28/15	234,000	241,307
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	156,000	158,745
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13#	135,000	138,636
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	312,000	292,112

		3,524,651

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13#	270,000	272,710
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	244,000	235,553

		508,263

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	208,743

Electric - Generation — 0.3%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	387,000	381,031

Electric - Integrated — 0.9%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20#	189,000	188,938
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14#	174,000	198,692
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	353,254
Georgia Power Co. Senior Notes 5.40% due 06/01/40	310,000	302,270
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35#	75,000	79,388
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(6)(7)(11)	175,000	0

		1,122,542

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	$124,000	$132,771

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	156,000	168,796

Finance - Commercial — 0.2%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	205,000	211,977

Finance - Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.13% due 08/27/12	136,000	133,370
SLM Corp. Senior Notes 8.00% due 03/25/20	160,000	142,320

		275,690

Finance - Credit Card — 0.2%
Discover Financial Services Senior Notes 6.45% due 06/12/17	312,000	311,549

Finance - Investment Banker/Broker — 0.8%
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77#(1)	73,000	53,880
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 0.00% due 05/31/12†(1)(8)(9)(10)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(10)	89,000	18,467
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	87,000	109
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	112,000	140
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	494,000	500,043
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	420,000	426,359

		999,006

Food - Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	267,000	283,443

Food - Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29#	146,000	161,728

Gas - Distribution — 0.3%
SEMCO Energy, Inc. Senior Sec. Notes 5.15% due 04/21/20*	120,000	125,159

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution (continued)
Sempra Energy Senior Notes 6.50% due 06/01/16	$186,000	$212,525

		337,684

Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(6)(7)	630,000	0

Insurance - Life/Health — 0.8%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	142,730
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	196,369
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13#(1)	213,000	209,607
Protective Life Corp. Senior Notes 8.45% due 10/15/39	432,000	450,206

		998,912

Insurance - Multi - line — 0.7%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15#	168,000	161,906
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	140,000	150,714
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	140,000	135,915
MetLife, Inc. Senior Notes 6.75% due 06/01/16#	125,000	140,074
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	280,000	285,749
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	69,000	77,757

		952,115

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	154,775
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	183,000	158,477

		313,252

Insurance - Reinsurance — 0.2%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	196,000	188,475

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	165,000	171,731

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	$140,000	$145,953

Medical - Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	250,000	284,243
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	310,000	314,739

		598,982

Medical - Drugs — 0.1%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	155,000	152,257

Medical - Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19#	169,000	180,938

Metal - Aluminum — 0.1%
Alcoa, Inc. Bonds 5.90% due 02/01/27#	193,000	167,675

Multimedia — 0.6%
NBC Universal, Inc. Notes 6.40% due 04/30/40*	300,000	311,442
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	307,000	335,187
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	153,000	185,541

		832,170

Non - Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	459,000	492,851
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	146,000	152,665

		645,516

Oil Companies - Exploration & Production — 0.5%
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	129,000	136,124
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	335,000	388,892
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18#	140,000	164,206

		689,222

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	145,000	151,953

Security Description	Principal Amount	Value (Note 2)

Pipelines — 1.0%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20#	$376,000	$380,062
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	140,000	139,643
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12#	97,000	101,177
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	280,000	299,648
Williams Partners LP Senior Notes 7.50% due 06/15/11	415,000	437,218

		1,357,748

Publishing - Newspapers — 0.1%
Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	77,770

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	145,000	143,109
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	73,000	75,778

		218,887

Retail - Drug Store — 0.1%
CVS Pass - Through Trust Pass Through Certs. 7.51% due 01/10/32*	119,432	135,498

Retail - Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	118,000	116,820

Savings & Loans/Thrifts — 0.1%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13#	135,000	133,841

Special Purpose Entities — 0.5%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	415,000	427,807
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	106,796
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	68,000	73,330

		607,933

Telecom Services — 0.6%
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	263,125
Qwest Corp. Senior Notes 8.88% due 03/15/12	478,000	510,862

		773,987

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.2%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	$155,000	$167,888
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	100,000	105,698

		273,586

Television — 0.3%
CBS Corp. Company Guar. Notes 5.75% due 04/15/20#	203,000	207,268
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	156,000	171,143

		378,411

Transport - Equipment & Leasing — 0.3%
GATX Corp. Notes 4.75% due 10/01/12#	199,000	208,420
GATX Corp. Senior Notes 4.75% due 05/15/15#	135,000	138,668

		347,088

Transport - Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	155,000	155,663
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	111,662

		267,325

Wireless Equipment — 0.5%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	329,000	346,451
Motorola, Inc. Debentures 6.50% due 09/01/25#	336,000	335,249

		681,700

Total U.S. Corporate Bonds & Notes
(cost $25,307,200)		25,437,420

FOREIGN CORPORATE BONDS & NOTES — 5.7%
Banks - Commercial — 1.3%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	112,000	112,532
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	155,000	170,955
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(1)(8)	231,000	182,490
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(1)(8)	137,000	105,490
BNP Paribas Sub. Notes 4.80% due 06/24/15*	150,000	156,473

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	$145,000	$141,760
Groupe BPCE Notes 4.16% due 06/30/10(1)(8)	196,000	130,880
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(1)(8)	120,000	123,600
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	147,000	146,115
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(1)(8)	580,000	400,200

		1,670,495

Banks - Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 11/30/10(1)(8)	70,000	32,550
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	150,000	143,346

		175,896

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	145,000	139,407
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	145,000	150,345

		289,752

Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(1)(8)	153,000	108,630
Natixis Sub. Notes 0.55% due 01/15/19	100,000	86,516

		195,146

Diversified Minerals — 0.3%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	290,000	317,961

Electric - Integrated — 0.3%
EDF SA Notes 5.50% due 01/26/14*	84,000	92,989
EDF SA Senior Notes 5.60% due 01/27/40*	133,000	131,543
TransAlta Corp. Notes 5.75% due 12/15/13	187,000	205,156

		429,688

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance - Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	$145,000	$146,804

Insurance - Multi - line — 0.3%
Aegon NV Sub. Notes 3.89% due 07/15/14(1)(8)	154,000	93,747
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	164,331
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	101,000	101,422

		359,500

Insurance - Reinsurance — 0.1%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	145,000	134,509

Metal - Diversified — 0.3%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12#	189,000	204,276
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	191,000	208,513

		412,789

Oil Companies - Exploration & Production — 0.2%
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	53,618
Nexen, Inc. Senior Notes 5.88% due 03/10/35	155,000	145,449

		199,067

Oil Companies - Integrated — 0.4%
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	418,000	507,723

Pipelines — 0.2%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	310,000	307,385

Special Purpose Entities — 0.7%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	167,000	164,132
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	355,000	348,904
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(1)(8)	453,000	428,982

		942,018

SupraNational Banks — 0.1%
Asian Development Bank Bonds 5.82% due 06/16/28	125,000	138,315

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated — 0.9%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	$329,000	$328,733
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(1)	145,000	140,212
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20#	396,000	382,011
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	140,000	146,110
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15#	152,000	164,486

		1,161,552

Total Foreign Corporate Bonds & Notes
(cost $7,369,874)		7,388,600

FOREIGN GOVERNMENT AGENCIES — 0.1%
Sovereign — 0.1%
United Mexican States Notes 6.05% due 01/11/40 (cost $153,838)	155,000	155,775

MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	225,000	235,874
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57	300,000	302,292

Total Municipal Bonds & Notes
(cost $525,000)		538,166

U.S. GOVERNMENT AGENCIES — 39.8%
Federal Home Loan Bank — 0.8%
3.63% due 08/15/11	750,000	776,530
5.50% due 07/15/36	250,000	275,091

		1,051,621

Federal Home Loan Mtg. Corp. — 18.9%
4.50% due 01/01/39	469,313	479,827
5.00% due 10/01/33	17,271	18,232
5.00% due 06/01/34	356,362	375,419
5.00% due 07/01/35	276,793	291,119
5.00% due 10/01/35	1,666,044	1,752,275
5.00% due 05/01/36	1,911,011	2,005,442
5.00% due 11/01/36	141,134	148,108
5.00% due 03/01/38	591,955	620,895
5.00% due 06/01/39	1,646,300	1,726,621
5.25% due 07/18/11#	4,000,000	4,208,892
5.50% due 11/01/18	270,130	292,502
5.50% due 10/01/33	17,504	18,764
5.50% due 02/01/35	838,767	896,760
5.50% due 07/01/36	1,289,420	1,376,557
5.50% due 07/01/37	239,509	255,494
5.50% due 09/01/37	62,876	67,072
5.50% due 10/01/37	68,746	73,334
5.50% due 01/01/38	790,937	844,387
5.50% due 07/01/38	267,128	284,956
5.79% due 01/01/37(1)	670,515	717,726

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.93% due 10/01/36(1)	$1,119,304	$1,192,409
6.00% due 10/01/33	506,053	552,586
6.00% due 07/01/36	692,694	748,597
6.00% due 11/01/37	370,030	399,661
6.50% due 02/01/33	37,049	40,961
6.50% due 02/01/35	31,007	34,126
6.50% due 01/01/36	95,764	104,618
6.50% due 03/01/36	220,804	241,220
6.75% due 09/15/29#	500,000	631,881
6.75% due 03/15/31#	250,000	318,286
7.00% due 11/01/16	30,935	33,478
7.00% due 07/01/32	23,740	26,446
7.50% due 04/01/31	83,559	94,845
8.00% due 01/01/29	7,439	8,530
8.00% due 12/01/29	5,462	6,250
8.00% due 12/01/30	33,429	38,253
8.00% due 01/01/31	232	266
Federal Home Loan Mtg. Corp., REMIC
Series 3102, Class PG
5.00% due 11/15/28	1,145,000	1,204,574
Series 3317, Class PD
5.00% due 09/15/31	1,475,000	1,565,149
Series 3349, Class HB
5.50% due 06/15/31	887,000	946,448

		24,642,966

Federal National Mtg. Assoc. — 18.3%
2.13% due 01/25/13	243,000	245,187
4.38% due 07/17/13	2,000,000	2,169,760
4.50% due 11/01/22	1,558,405	1,648,094
4.50% due 01/01/39	520,044	531,948
5.00% due 03/15/16	1,140,000	1,280,153
5.00% due 05/11/17	500,000	559,785
5.00% due 10/01/33	43,638	45,977
5.00% due 03/01/34	456,133	480,006
5.00% due 10/01/35	1,000,914	1,051,423
5.00% due 01/01/37	309,065	323,823
5.00% due 05/01/39	2,757,727	2,889,408
5.00% due 07/01/39	5,560,465	5,825,421
5.50% due 11/01/22	224,008	240,880
5.50% due 04/01/33	651,730	698,773
5.50% due 12/01/33	488,647	523,919
5.50% due 05/01/34	342,650	367,384
5.50% due 10/01/34	393,442	421,473
5.50% due 12/01/35	669,845	716,312
6.00% due 03/01/16	942	1,018
6.00% due 12/01/16	36,976	39,957
6.00% due 11/01/17	102,539	110,933
6.00% due 12/01/20	293,992	317,692
6.00% due 12/01/33	372,986	408,857
6.00% due 10/01/36	105,733	114,316
6.50% due 03/01/17	60,442	65,503
6.50% due 08/01/31	34,984	38,804
6.50% due 07/01/32	240,264	266,496
6.50% due 07/01/36	191,471	208,905
6.50% due 10/01/37	516,666	562,904
7.00% due 09/01/31	159,824	179,236
7.50% due 08/01/15	531	580
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	1,437,000	1,534,526

		23,869,453

Security Description	Shares/ Principal Amount	Value (Note 2)

Government National Mtg. Assoc. — 1.8%
5.00% due 04/15/40	$1,997,331	$2,110,734
6.00% due 03/15/29	23,809	26,156
6.00% due 04/15/29	15,700	17,248
6.50% due 07/15/32	74,735	82,799
6.50% due 09/15/32	118,823	131,642

		2,368,579

Total U.S. Government Agencies
(cost $49,872,426)		51,932,619

U.S. GOVERNMENT TREASURIES — 19.9%
United States Treasury Bonds — 4.2%
3.50% due 02/15/39	238,000	209,366
4.25% due 05/15/39#	267,000	268,084
4.38% due 02/15/38	983,000	1,009,726
4.38% due 11/15/39	1,449,000	1,485,225
4.50% due 05/15/38	120,000	125,794
4.50% due 08/15/39#	972,000	1,016,652
4.63% due 02/15/40	28,000	29,899
4.75% due 02/15/37	587,000	641,480
5.00% due 05/15/37#	159,000	180,465
5.25% due 11/15/28	369,000	427,290
8.13% due 08/15/19	92,000	127,801

		5,521,782

United States Treasury Notes — 15.7%
1.50% due 10/31/10	1,760,000	1,769,212
1.50% due 12/31/13	475,000	473,367
2.00% due 11/30/13	870,000	883,118
2.00% due 01/15/14(16)	546,439	578,798
2.38% due 09/30/14	76,000	77,490
2.38% due 02/28/15	112,000	113,802
2.63% due 06/30/14	445,000	459,184
2.75% due 02/15/19	360,000	348,272
3.13% due 05/15/19#	11,000	10,899
3.38% due 07/31/13	393,000	417,685
3.38% due 11/15/19	623,000	626,845
3.63% due 08/15/19#	52,000	53,418
3.63% due 02/15/20#	1,586,000	1,626,765
3.75% due 11/15/18#	1,355,000	1,419,045
3.88% due 09/15/10	1,000,000	1,010,547
3.88% due 05/15/18#	5,459,000	5,805,308
4.00% due 08/15/18#	1,403,000	1,501,101
4.25% due 08/15/15	813,000	895,507
4.50% due 02/28/11#	2,250,000	2,319,345

		20,389,708

Total U.S. Government Treasuries
(cost $25,629,014)		25,911,490

COMMON STOCK — 0.0%
Independent Power Producers — 0.0%
Mirant Corp.†# (cost $0)	217	2,695

Total Long-Term Investment Securities
(cost $115,678,172)		118,238,681

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Collective Investment Pool — 5.5%
Securities Lending Quality Trust(13)(14) (cost $7,217,391)	7,217,391	7,189,874

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 10.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $12,940,014 and collateralized by $13,085,000 of the United State Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $13,330,998	$12,940,000	$12,940,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $183,000 and collateralized by $190,000 of the United State Treasury Notes, bearing interest at 1.00%, due 04/30/12 and having an approximate value of $190,798	183,000	183,000

Total Repurchase Agreements
(cost $13,123,000)		13,123,000

TOTAL INVESTMENTS
(cost $136,018,563)(15)	106.4%	138,551,555
Liabilities in excess of other assets	(6.4)	(8,394,534)

NET ASSETS —	100.0%	$130,157,021

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $3,854,454 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(2)	Variable Rate Security—the rate reflected is as of May 31, 2010, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$33,000	$33,000	$26,400	$80.00	0.02%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	175,000	0	0	0	0.00%

				$26,400		0.02%

(5)	Income may be received in cash or additional bonds at the discretion of the issuer.
(6)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(7)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $26,400 representing 0.0% of net assets.
(8)	Perpetual maturity—maturity date reflects the next call date.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Bond in default
(11)	Bond is in default and did not pay principal at maturity.
(12)	Commercial Mortgage Backed Security
(13)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(14)	At May 31, 2010, the Fund had loaned securities with a total value of $7,284,082. This was secured by collateral of $7,217,391, which was received in cash and subsequently invested in short-term investments currently valued at $7,189,874 as reported in the Portfolio of Investments. The remaining collateral of $191,054 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date
United States Treasury Notes/Bonds	3.75%	11/15/18

(15)	See Note 5 for cost of investments on a tax basis.
(16)	Principal amount of security is adjusted for inflation.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$6,845,516	$—	$6,845,516
Convertible Bonds & Notes	—	—	26,400	26,400
U.S. Corporate Bonds & Notes	—	25,437,419	0	25,437,419
Foreign Corporate Bonds & Notes	—	7,388,600	—	7,388,600
Foreign Government Agencies	—	155,775	—	155,775
Municipal Bonds & Notes	—	538,166	—	538,166
U.S. Government Agencies	—	51,932,619	—	51,932,619
U.S. Government Treasuries	—	25,911,490	—	25,911,490
Common Stock	2,695	—	—	2,695
Short-Term Investment Securities:
Collective Investment Pool	—	7,189,875	—	7,189,875
Repurchase Agreements	—	13,123,000	—	13,123,000

Total	$2,695	$138,522,460	$26,400	$138,551,555

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Back Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$820,000	$6,600	$0
Accrued discounts/premiums	—	—	—
Realized gain (loss)	26	—	—
Change in unrealized appreciation (depreciation)	179,974	19,800	—
Net purchases (sales)	(1,000,000)	—	0
Transfers in and/or out of Level 3	—	—	—

Balance as of 5/31/2010	$—	$26,400	$0

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	11.1%
Oil Companies — Integrated	6.7
Diversified Banking Institutions	5.4
Computers	4.9
Diversified Manufacturing Operations	4.3
Medical — HMO	3.7
Electronic Components — Semiconductors	3.4
Telephone — Integrated	3.2
Medical — Drugs	3.2
Aerospace/Defense	2.8
Coal	2.7
Food — Misc.	2.4
Retail — Major Department Stores	2.3
Retail — Apparel/Shoe	2.2
Computers — Memory Devices	2.2
Applications Software	2.1
Electric — Integrated	2.1
Multimedia	1.9
Oil Companies — Exploration & Production	1.9
Chemicals — Diversified	1.8
Medical Products	1.8
Retail — Discount	1.6
Banks — Super Regional	1.6
Medical — Hospitals	1.4
Oil & Gas Drilling	1.4
Oil Field Machinery & Equipment	1.4
Engineering/R&D Services	1.3
Steel — Producers	1.2
Cosmetics & Toiletries	1.2
Insurance — Multi-line	1.1
Insurance — Property/Casualty	1.1
Office Automation & Equipment	1.1
Food — Retail	1.0
Oil — Field Services	1.0
Gas — Distribution	0.9
Metal — Copper	0.9
Pharmacy Services	0.9
Medical — Wholesale Drug Distribution	0.9
Medical — Biomedical/Gene	0.8
Consumer Products — Misc.	0.8
Retail — Regional Department Stores	0.8
Paper & Related Products	0.8
Chemicals — Specialty	0.7
Internet Security	0.7
E-Commerce/Services	0.7
Coatings/Paint	0.7
Containers — Paper/Plastic	0.7
Pipelines	0.7
Steel Pipe & Tube	0.7
Data Processing/Management	0.7
Cellular Telecom	0.7
Enterprise Software/Service	0.7
Machine Tools & Related Products	0.7
Electronic Components — Misc.	0.6
Distribution/Wholesale	0.6
Retail — Restaurants	0.6
Transport — Marine	0.6
Insurance — Life/Health	0.5
Metal — Aluminum	0.4
Cable/Satellite TV	0.4
Office Supplies & Forms	0.4
Banks — Fiduciary	0.4
Containers — Metal/Glass	0.4
Semiconductor Equipment	0.4
Hospital Beds/Equipment	0.4
Independent Power Producers	0.3
Retail — Sporting Goods	0.3
Retail — Jewelry	0.2
Web Portals/ISP	0.2

Machinery — Farming	0.2
Networking Products	0.2
Electric Products — Misc.	0.2
Medical — Generic Drugs	0.2
Commercial Services — Finance	0.1
Beverages — Non-alcoholic	0.1

110.7%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.6%
Aerospace/Defense — 2.8%
General Dynamics Corp.	3,000	$203,700
Northrop Grumman Corp.	45,410	2,746,851
Raytheon Co.	59,720	3,129,925

		6,080,476

Applications Software — 2.1%
Microsoft Corp.	181,500	4,682,700

Banks - Fiduciary — 0.4%
The Bank of New York Mellon Corp.	33,061	899,259

Banks - Super Regional — 1.6%
Capital One Financial Corp.	41,000	1,693,300
US Bancorp	17,070	408,997
Wells Fargo & Co.	48,190	1,382,571

		3,484,868

Beverages - Non - alcoholic — 0.1%
The Coca - Cola Co.	3,000	154,200

Cable/Satellite TV — 0.4%
Comcast Corp., Special Class A	54,960	946,411

Cellular Telecom — 0.7%
NII Holdings, Inc.†	40,000	1,458,800
Sprint Nextel Corp.†	33,100	169,803

		1,628,603

Chemicals - Diversified — 1.8%
Celanese Corp., Class A	38,000	1,089,460
E.I. du Pont de Nemours & Co.	81,300	2,940,621

		4,030,081

Chemicals - Specialty — 0.7%
Albemarle Corp.	37,000	1,593,220

Coal — 2.7%
Arch Coal, Inc.	74,000	1,594,700
Peabody Energy Corp.	70,020	2,727,979
Walter Energy, Inc.#	21,000	1,665,930

		5,988,609

Coatings/Paint — 0.7%
Valspar Corp.#	49,000	1,537,130

Commercial Services - Finance — 0.1%
The Western Union Co.	18,300	292,068

Computers — 4.9%
Apple, Inc.†	6,000	1,542,960
Dell, Inc.†	127,000	1,692,910
Hewlett - Packard Co.	28,340	1,303,923
International Business Machines Corp.	50,400	6,313,104

		10,852,897

Computers - Memory Devices — 2.2%
SanDisk Corp.†	40,000	1,864,800
Seagate Technology†	96,000	1,474,560
Western Digital Corp.†	41,000	1,427,210

		4,766,570

Consumer Products - Misc. — 0.8%
Kimberly - Clark Corp.#	29,850	1,811,895

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.†	36,000	846,360

Containers - Paper/Plastic — 0.7%
Temple - Inland, Inc.#	72,000	1,521,360

Cosmetics & Toiletries — 1.2%
The Estee Lauder Cos., Inc., Class A	27,000	1,573,290
The Procter & Gamble Co.	16,000	977,440

		2,550,730

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.7%
Fiserv, Inc.†	31,000	$1,474,050

Distribution/Wholesale — 0.6%
WESCO International, Inc.†#	35,000	1,309,000

Diversified Banking Institutions — 5.4%
Bank of America Corp.	338,640	5,330,194
Citigroup, Inc.†	245,640	972,734
JPMorgan Chase & Co.	79,230	3,135,923
Morgan Stanley	39,610	1,073,827
The Goldman Sachs Group, Inc.	9,000	1,298,340

		11,811,018

Diversified Manufacturing Operations — 4.3%
General Electric Co.	329,490	5,387,162
Honeywell International, Inc.	70,920	3,033,248
Tyco International, Ltd.	30,510	1,104,157

		9,524,567

E - Commerce/Services — 0.7%
Expedia, Inc.#	72,000	1,552,320

Electric Products - Misc. — 0.2%
Emerson Electric Co.	8,000	371,520

Electric - Integrated — 2.1%
Dominion Resources, Inc.	24,820	966,987
NV Energy, Inc.	126,000	1,485,540
Pinnacle West Capital Corp.	36,000	1,263,960
Southern Co.	28,370	927,699

		4,644,186

Electronic Components - Misc. — 0.6%
Garmin, Ltd.#	42,000	1,410,360

Electronic Components - Semiconductors — 3.4%
Intel Corp.	177,060	3,792,625
LSI Corp.†	427,290	2,277,456
Micron Technology, Inc.†#	88,230	802,011
Xilinx, Inc.	29,000	709,050

		7,581,142

Engineering/R&D Services — 1.3%
Fluor Corp.#	23,780	1,115,758
The Shaw Group, Inc.†	43,000	1,466,730
URS Corp.†	4,000	178,320

		2,760,808

Enterprise Software/Service — 0.7%
CA, Inc.	72,000	1,458,000

Food - Misc. — 2.4%
General Mills, Inc.	15,830	1,127,571
Kraft Foods, Inc., Class A	71,646	2,049,076
Unilever NV	75,540	2,062,997

		5,239,644

Food - Retail — 1.0%
Safeway, Inc.#	70,000	1,549,800
The Kroger Co.	38,010	765,141

		2,314,941

Gas - Distribution — 0.9%
CenterPoint Energy, Inc.	43,000	585,660
NiSource, Inc.	101,000	1,510,960

		2,096,620

Hospital Beds/Equipment — 0.4%
Kinetic Concepts, Inc.†#	19,000	786,600

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Independent Power Producers — 0.3%
NRG Energy, Inc.†#	28,000	$653,800

Instruments - Controls — 0.0%
Sensata Technologies Holding NV†	5,900	98,117

Insurance - Life/Health — 0.5%
Lincoln National Corp.	11,000	291,060
Prudential Financial, Inc.	13,110	756,578

		1,047,638

Insurance - Multi - line — 1.1%
ACE, Ltd.	19,790	972,877
Genworth Financial, Inc., Class A†	16,000	249,440
Hartford Financial Services Group, Inc.	8,900	223,123
MetLife, Inc.	26,890	1,088,776

		2,534,216

Insurance - Property/Casualty — 1.1%
The Travelers Cos., Inc.	51,070	2,526,433

Internet Security — 0.7%
VeriSign, Inc.†#	56,000	1,562,960

Machine Tools & Related Products — 0.7%
Lincoln Electric Holdings, Inc.	26,000	1,450,800

Machinery - Farming — 0.2%
Deere & Co.#	8,140	469,515

Medical Products — 1.8%
Covidien PLC	9,250	392,107
Johnson & Johnson	61,000	3,556,300

		3,948,407

Medical - Biomedical/Gene — 0.8%
Amgen, Inc.†	36,000	1,864,080

Medical - Drugs — 3.2%
Bristol - Myers Squibb Co.	159,620	3,704,780
Eli Lilly & Co.	20,530	673,179
Merck & Co., Inc.	34,984	1,178,611
Pfizer, Inc.	94,462	1,438,656

		6,995,226

Medical - Generic Drugs — 0.2%
Mylan, Inc.†#	19,000	369,360

Medical - HMO — 3.7%
Aetna, Inc.	61,000	1,778,760
Health Net, Inc.†#	61,000	1,503,650
UnitedHealth Group, Inc.	104,200	3,029,094
WellPoint, Inc.†	34,000	1,744,200

		8,055,704

Medical - Hospitals — 1.4%
Health Management Associates, Inc., Class A†	180,000	1,674,000
Tenet Healthcare Corp.†#	262,000	1,498,640

		3,172,640

Medical - Wholesale Drug Distribution — 0.9%
McKesson Corp.	27,000	1,890,000

Metal - Aluminum — 0.4%
Alcoa, Inc.#	85,400	994,056

Metal - Copper — 0.9%
Freeport - McMoRan Copper & Gold, Inc.	28,000	1,961,400

Multimedia — 1.9%
The Walt Disney Co.	29,620	989,901
Time Warner, Inc.	40,466	1,254,041
Viacom, Inc., Class B†	56,810	1,909,384

		4,153,326

Security Description	Shares	Value (Note 2)

Networking Products — 0.2%
Cisco Systems, Inc.†	19,000	$440,040

Office Automation & Equipment — 1.1%
Xerox Corp.	262,800	2,446,668

Office Supplies & Forms — 0.4%
Avery Dennison Corp.#	27,000	922,860

Oil & Gas Drilling — 1.4%
Nabors Industries, Ltd.†	82,000	1,560,460
Noble Corp.†	49,890	1,450,302

		3,010,762

Oil Companies - Exploration & Production — 1.9%
Anadarko Petroleum Corp.	26,590	1,391,455
Apache Corp.	20,000	1,790,800
Devon Energy Corp.	11,550	737,467
Occidental Petroleum Corp.	2,700	222,777

		4,142,499

Oil Companies - Integrated — 6.7%
Chevron Corp.	58,580	4,327,305
ConocoPhillips	49,000	2,541,140
Exxon Mobil Corp.	83,200	5,030,272
Hess Corp.	16,400	872,480
Marathon Oil Corp.	64,600	2,008,414

		14,779,611

Oil Field Machinery & Equipment — 1.4%
FMC Technologies, Inc.†	22,000	1,279,300
National Oilwell Varco, Inc.	45,000	1,715,850

		2,995,150

Oil - Field Services — 1.0%
Halliburton Co.	86,360	2,144,319

Paper & Related Products — 0.8%
International Paper Co.	72,000	1,672,560

Pharmacy Services — 0.9%
Medco Health Solutions, Inc.†	33,000	1,902,450

Pipelines — 0.7%
The Williams Cos., Inc.	77,000	1,520,750

Retail - Apparel/Shoe — 2.2%
Limited Brands, Inc.	73,680	1,831,685
Ross Stores, Inc.#	30,000	1,572,000
The Gap, Inc.	71,000	1,547,800

		4,951,485

Retail - Discount — 1.6%
Dollar Tree, Inc.†#	25,000	1,564,750
Target Corp.	38,000	2,072,140

		3,636,890

Retail - Jewelry — 0.2%
Signet Jewelers, Ltd.†	16,000	496,800

Retail - Major Department Stores — 2.3%
J.C. Penney Co., Inc.	55,000	1,511,950
Nordstrom, Inc.#	41,000	1,627,700
Sears Holdings Corp.†#	2,000	176,120
TJX Cos., Inc.	41,000	1,863,860

		5,179,630

Retail - Regional Department Stores — 0.8%
Macy’s, Inc.	76,000	1,687,960

Retail - Restaurants — 0.6%
Brinker International, Inc.	71,000	1,262,380

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†#	21,000	$598,710

Semiconductor Equipment — 0.4%
Lam Research Corp.†	21,400	810,204

Steel Pipe & Tube — 0.7%
Valmont Industries, Inc.#	19,000	1,505,180

Steel - Producers — 1.2%
Nucor Corp.#	16,050	690,953
Reliance Steel & Aluminum Co.#	32,000	1,469,120
United States Steel Corp.#	10,210	482,014

		2,642,087

Telecom Services — 0.0%
Fairpoint Communications, Inc.†	957	48

Telephone - Integrated — 3.2%
AT&T, Inc.	50,230	1,220,589
Qwest Communications International, Inc.#	411,480	2,156,155
Telephone and Data Systems, Inc.#	8,000	263,040
Verizon Communications, Inc.	121,470	3,342,855

		6,982,639

Transport - Marine — 0.6%
Tidewater, Inc.#	30,000	1,254,300

Web Portals/ISP — 0.2%
Google, Inc., Class A†	1,000	485,180

Total Long-Term Investment Securities
(cost $211,941,602)		219,221,053

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 11.1%
Collective Investment Pool — 11.1%
Securities Lending Quality Trust(1)
(cost $24,635,838)	24,635,838	$24,541,912

TOTAL INVESTMENTS
(cost $236,577,440)(2)	110.7%	243,762,965
Liabilities in excess of other assets	(10.7)	(23,590,961)

NET ASSETS —	100.0%	$220,172,004

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$11,811,018	$—	$—	$11,811,018
Oil Companies - Integrated	14,779,611	—	—	14,779,611
Other Industries*	192,630,424	—	—	192,630,424
Short-Term Investment Securities:
Collective Investment Pool	—	24,541,912	—	24,541,912

Total	$219,221,053	$24,541,912	$—	$243,762,965

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Core Value Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	9.9%
Diversified Banking Institutions	7.1
Medical — Drugs	5.9
Telephone — Integrated	4.8
Diversified Manufacturing Operations	4.6
Computers	3.9
Electric — Integrated	3.2
Banks — Super Regional	3.1
Medical Products	2.5
Electronic Components — Semiconductors	2.4
Time Deposits	2.3
Oil Companies — Exploration & Production	2.3
Multimedia	1.8
Insurance — Life/Health	1.7
Chemicals — Diversified	1.6
Medical — HMO	1.5
Aerospace/Defense	1.5
Applications Software	1.5
Food — Misc.	1.5
Insurance — Multi-line	1.5
Retail — Discount	1.3
Cable/Satellite TV	1.3
Medical — Biomedical/Gene	1.2
Beverages — Non-alcoholic	1.1
Cosmetics & Toiletries	1.1
Insurance — Property/Casualty	1.0
Retail — Apparel/Shoe	0.9
Tobacco	0.9
Computers — Memory Devices	0.9
Consumer Products — Misc.	0.9
Retail — Restaurants	0.8
Engineering/R&D Services	0.8
Chemicals — Specialty	0.7
Networking Products	0.7
Enterprise Software/Service	0.7
Commercial Services — Finance	0.7
Computer Services	0.7
Real Estate Investment Trusts	0.7
Retail — Regional Department Stores	0.6
Retail — Building Products	0.6
Web Portals/ISP	0.6
Banks — Fiduciary	0.6
Banks — Commercial	0.6
Metal — Copper	0.5
Printing — Commercial	0.5
Oil Field Machinery & Equipment	0.5
Steel — Producers	0.5
Repurchase Agreements	0.5
Apparel Manufacturers	0.5
Insurance — Reinsurance	0.4
Transport — Rail	0.4
Office Automation & Equipment	0.4
Retail — Drug Store	0.4
Food — Canned	0.4
Investment Management/Advisor Services	0.4
Food — Meat Products	0.4
Paper & Related Products	0.4
Television	0.3
Food — Retail	0.3
Electronic Components — Misc.	0.3
Home Decoration Products	0.3
Auto — Heavy Duty Trucks	0.3
Food — Wholesale/Distribution	0.3
Data Processing/Management	0.3
Rental Auto/Equipment	0.3
Metal Processors & Fabrication	0.3
Appliances	0.3
Electric Products — Misc.	0.3
Oil & Gas Drilling	0.3

Oil Refining & Marketing	0.3
Machinery — Construction & Mining	0.2
Transport — Services	0.2
Retail — Office Supplies	0.2
Publishing — Newspapers	0.2
Retail — Consumer Electronics	0.2
Finance — Credit Card	0.2
Oil — Field Services	0.2
Internet Security	0.2
Medical Instruments	0.2
Office Supplies & Forms	0.2
Finance — Investment Banker/Broker	0.2
Entertainment Software	0.2
Semiconductor Equipment	0.2
Gas — Distribution	0.1
Electronic Design Automation	0.1
Telecommunication Equipment	0.1
Independent Power Producers	0.1
Investment Companies	0.1
Hospital Beds/Equipment	0.1
Medical Labs & Testing Services	0.1
Auto — Cars/Light Trucks	0.1
Engines — Internal Combustion	0.1
Semiconductor Components — Integrated Circuits	0.1
Distribution/Wholesale	0.1
Commercial Services	0.1
Retail — Mail Order	0.1
Auto/Truck Parts & Equipment — Original	0.1
Cellular Telecom	0.1
Batteries/Battery Systems	0.1
Wireless Equipment	0.1
Food — Confectionery	0.1
Finance — Auto Loans	0.1
Containers — Paper/Plastic	0.1
Coatings/Paint	0.1
Retail — Bookstores	0.1
Publishing — Books	0.1
Transactional Software	0.1
Computers — Periphery Equipment	0.1
Finance — Other Services	0.1
Photo Equipment & Supplies	0.1
Retail — Petroleum Products	0.1
Pipelines	0.1
Identification Systems	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Aerospace/Defense — 1.5%
Cubic Corp.	585	$21,282
General Dynamics Corp.	356	24,172
Lockheed Martin Corp.	4,492	359,001
Northrop Grumman Corp.	21,169	1,280,513
Raytheon Co.	3,000	157,230

		1,842,198

Apparel Manufacturers — 0.5%
Jones Apparel Group, Inc.	14,156	278,024
VF Corp.	3,800	293,930

		571,954

Appliances — 0.3%
Whirlpool Corp.	3,057	319,273

Applications Software — 1.5%
Microsoft Corp.	71,186	1,836,599

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	13,239	155,293

Auto - Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	10,758	382,232

Auto/Truck Parts & Equipment - Original — 0.1%
TRW Automotive Holdings Corp.†	4,453	133,946

Banks - Commercial — 0.6%
BB&T Corp.	1,332	40,280
CapitalSource, Inc.	12,295	55,819
Cullen/Frost Bankers, Inc.	376	20,635
First Horizon National Corp.†	1,847	22,995
Regions Financial Corp.	3,669	27,994
TCF Financial Corp.	841	13,574
Toronto - Dominion Bank	6,925	474,155
Westamerica Bancorporation	746	41,530

		696,982

Banks - Fiduciary — 0.6%
The Bank of New York Mellon Corp.	25,890	704,208

Banks - Super Regional — 3.1%
Fifth Third Bancorp	6,914	89,813
Huntington Bancshares, Inc.	7,705	47,463
PNC Financial Services Group, Inc.	8,508	533,877
SunTrust Banks, Inc.	668	18,002
US Bancorp	51,431	1,232,287
Wells Fargo & Co.	66,298	1,902,090

		3,823,532

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,100	117,999

Beverages - Non - alcoholic — 1.1%
Coca - Cola Enterprises, Inc.	4,883	127,446
Dr Pepper Snapple Group, Inc.	9,025	341,687
PepsiCo, Inc.	106	6,666
The Coca - Cola Co.	17,718	910,705

		1,386,504

Building - Residential/Commercial — 0.0%
Ryland Group, Inc.	1,674	31,136

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	63,630	1,151,067
Time Warner Cable, Inc.	7,700	421,421

		1,572,488

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.1%
Sprint Nextel Corp.†	25,757	$132,133

Chemicals - Diversified — 1.6%
E.I. du Pont de Nemours & Co.	35,969	1,300,999
Huntsman Corp.	6,123	61,107
PPG Industries, Inc.	8,300	531,781

		1,893,887

Chemicals - Specialty — 0.7%
Ashland, Inc.	10,538	564,942
Cabot Corp.	2,178	61,006
Cytec Industries, Inc.	716	30,595
Lubrizol Corp.	418	37,022
Minerals Technologies, Inc.	1,014	54,198
OM Group, Inc.†	5,310	158,504

		906,267

Coatings/Paint — 0.1%
Valspar Corp.	3,002	94,173

Commercial Services — 0.1%
Convergys Corp.†	12,934	141,239

Commercial Services - Finance — 0.7%
Automatic Data Processing, Inc.	16,205	662,460
H&R Block, Inc.	12,800	205,824

		868,284

Computer Services — 0.7%
Accenture PLC, Class A	13,954	523,554
Computer Sciences Corp.	6,396	319,736

		843,290

Computers — 3.9%
Apple, Inc.†	3,684	947,377
Hewlett - Packard Co.	34,100	1,568,941
International Business Machines Corp.	17,479	2,189,420

		4,705,738

Computers - Memory Devices — 0.9%
EMC Corp.†	8,546	159,126
SanDisk Corp.†	6,617	308,485
Seagate Technology†	7,291	111,990
Western Digital Corp.†	14,906	518,878

		1,098,479

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	821	30,829
Synaptics, Inc.†	1,072	32,074

		62,903

Consumer Products - Misc. — 0.9%
American Greetings Corp., Class A	4,287	101,087
Blyth, Inc.	339	16,828
Clorox Co.	5,200	326,664
Kimberly - Clark Corp.	10,008	607,486

		1,052,065

Containers - Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	20,001	63,203
Rock - Tenn Co., Class A	816	41,992

		105,195

Cosmetics & Toiletries — 1.1%
The Estee Lauder Cos., Inc., Class A	4,193	244,326
The Procter & Gamble Co.	18,101	1,105,790

		1,350,116

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Data Processing/Management — 0.3%
Acxiom Corp.†	2,205	$38,389
Fair Isaac Corp.	3,517	81,594
Fiserv, Inc.†	4,700	223,485

		343,468

Distribution/Wholesale — 0.1%
Tech Data Corp.†	3,583	145,649

Diversified Banking Institutions — 7.1%
Bank of America Corp.	195,995	3,084,961
Citigroup, Inc.†	142,933	566,015
JPMorgan Chase & Co.	86,098	3,407,759
Morgan Stanley	16,600	450,026
The Goldman Sachs Group, Inc.	7,924	1,143,116

		8,651,877

Diversified Manufacturing Operations — 4.6%
3M Co.	2,191	173,768
Carlisle Cos., Inc.	8,348	324,654
Dover Corp.	7,500	336,675
Eaton Corp.	4,749	332,193
General Electric Co.	169,901	2,777,881
Honeywell International, Inc.	14,539	621,833
Ingersoll - Rand PLC	14,400	537,264
Parker Hannifin Corp.	3,728	229,123
Tyco International, Ltd.	8,100	293,139

		5,626,530

Electric Products - Misc. — 0.3%
Emerson Electric Co.	6,492	301,488

Electric - Integrated — 3.2%
American Electric Power Co., Inc.	8,000	255,680
Constellation Energy Group, Inc.	17,697	626,120
DTE Energy Co.	7,429	338,094
Entergy Corp.	1,036	77,772
Exelon Corp.	21,175	817,355
Integrys Energy Group, Inc.	10,753	486,251
NextEra Energy, Inc.	5,602	279,708
PG&E Corp.	10,400	431,600
PPL Corp.	20,100	518,781

		3,831,361

Electronic Components - Misc. — 0.3%
Celestica ,Inc.†	38,497	358,407
Garmin, Ltd.	1,323	44,426

		402,833

Electronic Components - Semiconductors — 2.4%
Broadcom Corp., Class A	4,713	162,693
Intel Corp.	79,474	1,702,333
LSI Corp.†	35,673	190,137
Micron Technology, Inc.†	31,652	287,717
Texas Instruments, Inc.	12,824	313,162
Xilinx, Inc.	9,780	239,121

		2,895,163

Electronic Design Automation — 0.1%
Mentor Graphics Corp.†	6,101	56,007
Synopsys, Inc.†	5,483	117,446

		173,453

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,195	32,600

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.†	20,196	$504,294
The Shaw Group, Inc.†	12,330	420,576

		924,870

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,560	73,443
Cummins, Inc.	1,115	75,797

		149,240

Enterprise Software/Service — 0.7%
Oracle Corp.	38,582	870,796

Entertainment Software — 0.2%
Activision Blizzard, Inc.	17,600	189,200

Finance - Auto Loans — 0.1%
AmeriCredit Corp.†	5,115	110,586

Finance - Consumer Loans — 0.0%
Ocwen Financial Corp.†	1,814	22,058

Finance - Credit Card — 0.2%
American Express Co.	6,080	242,410

Finance - Investment Banker/Broker — 0.2%
Investment Technology Group, Inc.†	1,107	18,664
TD Ameritrade Holding Corp.†	9,850	174,640

		193,304

Finance - Other Services — 0.1%
CME Group, Inc.	198	62,697

Food - Canned — 0.4%
Del Monte Foods Co.	33,929	494,685

Food - Confectionery — 0.1%
The Hershey Co.	2,472	115,690

Food - Meat Products — 0.4%
Tyson Foods, Inc., Class A	25,151	442,155

Food - Misc. — 1.5%
ConAgra Foods, Inc.	470	11,365
Corn Products International, Inc.	2,072	69,101
Dole Food Co., Inc.†	7,042	64,434
General Mills, Inc.	5,133	365,623
Kraft Foods, Inc., Class A	22,423	641,298
Sara Lee Corp.	25,810	365,728
Unilever NV	11,100	303,141

		1,820,690

Food - Retail — 0.3%
SUPERVALU, Inc.	1,556	20,959
The Kroger Co.	19,200	386,496

		407,455

Food - Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.†	227	4,540
Sysco Corp.	12,300	366,663

		371,203

Footwear & Related Apparel — 0.0%
The Timberland Co., Class A†	1,990	38,228

Gas - Distribution — 0.1%
Nicor, Inc.	2,904	117,351
NiSource, Inc.	3,948	59,062

		176,413

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	23,100	$384,846

Hospital Beds/Equipment — 0.1%
Hill - Rom Holdings, Inc.	5,841	162,847

Hotel/Motels — 0.0%
Wyndham Worldwide Corp.	1,790	42,244

Human Resources — 0.0%
Manpower, Inc.	660	30,169

Identification Systems — 0.1%
Brady Corp., Class A	1,886	54,845

Independent Power Producers — 0.1%
NRG Energy, Inc.†	7,200	168,120

Insurance - Life/Health — 1.7%
Delphi Financial Group, Inc., Class A	1,145	29,736
Principal Financial Group, Inc.	28,047	762,598
Protective Life Corp.	1,435	30,881
Prudential Financial, Inc.	12,616	728,069
Sun Life Financial, Inc.	4,251	120,303
Torchmark Corp.	7,200	371,016

		2,042,603

Insurance - Multi - line — 1.5%
ACE, Ltd.	8,199	403,063
American Financial Group, Inc.	11,158	311,308
Hartford Financial Services Group, Inc.	806	20,206
Horace Mann Educators Corp.	2,312	35,535
Loews Corp.	9,308	302,603
MetLife, Inc.	536	21,703
The Allstate Corp.	16,506	505,579
XL Capital, Ltd., Class A	10,300	181,383

		1,781,380

Insurance - Property/Casualty — 1.0%
Arch Capital Group, Ltd.†	905	66,536
Chubb Corp.	10,400	522,496
The Travelers Cos., Inc.	12,800	633,216

		1,222,248

Insurance - Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	9,779	247,018
Berkshire Hathaway, Inc., Class B†	2,442	172,283
Endurance Specialty Holdings, Ltd.	1,874	69,525
Reinsurance Group of America, Inc.	395	18,553
Transatlantic Holdings, Inc.	609	28,641

		536,020

Internet Security — 0.2%
Symantec Corp.†	16,258	230,376

Investment Companies — 0.1%
Apollo Investment Corp.	15,748	164,252

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	9,200	366,068
BlackRock, Inc.	376	63,123
Legg Mason, Inc.	547	16,257

		445,448

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	4,695	285,268

Medical Instruments — 0.2%
Medtronic, Inc.	5,800	227,244

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,000	$158,250

Medical Products — 2.5%
Becton, Dickinson and Co.	7,640	544,732
Johnson & Johnson	42,975	2,505,442

		3,050,174

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.†	21,579	1,117,361
Biogen Idec, Inc.†	1,697	80,489
Cubist Pharmaceuticals, Inc.†	4,090	87,935
Gilead Sciences, Inc.†	3,300	118,536
Talecris Biotherapeutics Holdings Corp.†	3,166	52,492

		1,456,813

Medical - Drugs — 5.9%
Abbott Laboratories	10,500	499,380
Bristol - Myers Squibb Co.	31,215	724,500
Cephalon, Inc.†	5,816	342,330
Eli Lilly & Co.	34,804	1,141,223
Endo Pharmaceuticals Holdings, Inc.†	4,200	87,948
Forest Laboratories, Inc.†	2,731	70,678
King Pharmaceuticals, Inc.†	6,555	56,832
Merck & Co., Inc.	34,100	1,148,829
Pfizer, Inc.	202,682	3,086,847

		7,158,567

Medical - HMO — 1.5%
Aetna, Inc.	9,200	268,272
Centene Corp.†	2,644	60,336
Coventry Health Care, Inc.†	19,833	410,543
Humana, Inc.†	7,225	332,711
WellPoint, Inc.†	15,158	777,606

		1,849,468

Medical - Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc.	628	21,660

Metal Processors & Fabrication — 0.3%
Mueller Industries, Inc.	2,462	65,268
Timken Co.	5,881	169,314
Worthington Industries, Inc.	6,241	91,867

		326,449

Metal - Copper — 0.5%
Freeport - McMoRan Copper & Gold, Inc.	9,413	659,381

Mining — 0.0%
Kinross Gold Corp.	905	15,575

Multimedia — 1.8%
The Walt Disney Co.	8,497	283,970
Time Warner, Inc.	45,554	1,411,718
Viacom, Inc., Class B	16,100	541,121

		2,236,809

Networking Products — 0.7%
Anixter International, Inc.†	1,785	84,788
Cisco Systems, Inc.†	34,957	809,604

		894,392

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	9,000	203,760
Xerox Corp.	31,925	297,222

		500,982

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	6,200	$211,916

Oil & Gas Drilling — 0.3%
Transocean, Ltd.†	5,300	300,881

Oil Companies - Exploration & Production — 2.3%
Apache Corp.	7,000	626,780
Devon Energy Corp.	7,200	459,720
Occidental Petroleum Corp.	20,356	1,679,574

		2,766,074

Oil Companies - Integrated — 9.9%
Chevron Corp.	47,262	3,491,244
ConocoPhillips	45,066	2,337,123
Exxon Mobil Corp.	80,740	4,881,541
Hess Corp.	2,406	127,999
Murphy Oil Corp.	8,348	445,616
Royal Dutch Shell PLC ADR	13,500	707,400

		11,990,923

Oil Field Machinery & Equipment — 0.5%
Complete Production Services, Inc.†	5,654	73,558
National Oilwell Varco, Inc.	14,869	566,955

		640,513

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	16,000	298,880

Oil - Field Services — 0.2%
Baker Hughes, Inc.	5,900	225,026
Willbros Group, Inc.†	925	8,593

		233,619

Paper & Related Products — 0.4%
Domtar Corp.	948	58,018
International Paper Co.	15,680	364,246

		422,264

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.†	10,841	61,143

Pipelines — 0.1%
The Williams Cos., Inc.	2,926	57,788

Printing - Commercial — 0.5%
R.R. Donnelley & Sons Co.	33,693	645,558

Publishing - Books — 0.1%
Scholastic Corp.	2,628	68,722

Publishing - Newspapers — 0.2%
Gannett Co., Inc.	16,116	250,443

Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	5,463	92,652
CBL & Associates Properties, Inc.	2,305	32,938
Duke Realty Corp.	1,542	18,319
Hatteras Financial Corp.	235	6,510
Public Storage	1,568	145,338
Redwood Trust, Inc.	427	6,486
Simon Property Group, Inc.	5,978	508,309
Vornado Realty Trust	89	6,914

		817,466

Rental Auto/Equipment — 0.3%
Rent - A - Center, Inc.†	14,125	342,107

Retail - Apparel/Shoe — 0.9%
AnnTaylor Stores Corp.†	1,479	32,020
Ross Stores, Inc.	6,003	314,557

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
The Gap, Inc.	36,812	$802,502

		1,149,079

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	4,292	86,827

Retail - Building Products — 0.6%
Home Depot, Inc.	22,643	766,692

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,900	249,275

Retail - Discount — 1.3%
Big Lots, Inc.†	2,099	74,158
Dollar Tree, Inc.†	929	58,146
Family Dollar Stores, Inc.	4,917	200,318
Wal - Mart Stores, Inc.	24,623	1,244,939

		1,577,561

Retail - Drug Store — 0.4%
Walgreen Co.	15,600	499,824

Retail - Mail Order — 0.1%
Williams - Sonoma, Inc.	4,628	138,285

Retail - Office Supplies — 0.2%
OfficeMax, Inc.†	1,559	27,797
Staples, Inc.	11,100	238,872

		266,669

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	493	18,216

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	2,226	57,943

Retail - Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	5,008	143,679
Kohl’s Corp.†	6,000	304,500
Macy’s, Inc.	14,355	318,825

		767,004

Retail - Restaurants — 0.8%
Darden Restaurants, Inc.	3,600	154,440
McDonald’s Corp.	8,086	540,711
Starbucks Corp.	10,830	280,388

		975,539

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	1,257	14,958

Schools — 0.0%
Apollo Group, Inc., Class A†	248	13,184
Corinthian Colleges, Inc.†	2,726	36,501

		49,685

Semiconductor Components - Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	13,939	81,404
Maxim Integrated Products, Inc.	3,801	67,506

		148,910

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	14,600	188,486

Steel - Producers — 0.5%
Nucor Corp.	10,200	439,110
Reliance Steel & Aluminum Co.	4,195	192,592

		631,702

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	7,966	$87,387
CommScope, Inc.†	2,865	80,793

		168,180

Telephone - Integrated — 4.8%
AT&T, Inc.	134,414	3,266,260
CenturyLink, Inc.	6,800	233,444
Qwest Communications International, Inc.	31,928	167,303
Verizon Communications, Inc.	78,257	2,153,633

		5,820,640

Television — 0.3%
CBS Corp., Class B	28,800	419,328

Tobacco — 0.9%
Altria Group, Inc.	19,900	403,771
Lorillard, Inc.	2,000	142,980
Philip Morris International, Inc.	3,079	135,846
Reynolds American, Inc.	8,887	463,368

		1,145,965

Transactional Software — 0.1%
ACI Worldwide, Inc†	3,461	66,140

Transport - Rail — 0.4%
CSX Corp.	5,142	268,669
Union Pacific Corp.	3,306	236,148

		504,817

Transport - Services — 0.2%
FedEx Corp.	1,312	109,539
United Parcel Service, Inc., Class B	2,789	175,037

		284,576

Web Portals/ISP — 0.6%
AOL, Inc.†	5,413	111,670
EarthLink, Inc.	10,409	89,413
Google, Inc., Class A†	1,108	537,580

		738,663

Security Description	Shares/ Principal Amount	Value (Note 2)

Wire & Cable Products — 0.0%
General Cable Corp.†	1,079	$33,622

Wireless Equipment — 0.1%
Motorola, Inc.†	3,725	25,516
RF Micro Devices, Inc.†	19,223	92,271

		117,787

Total Long-Term Investment Securities
(cost $120,678,768)		117,965,315

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $2,810,000)	$2,810,000	2,810,000

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10 to be repurchased 06/01/10 in the amount of $594,001 and collateralized by $595,000 of United States Treasury Notes bearing interest at 2.50% due 04/30/15 and having approximate value of $606,186 (cost $594,000)	594,000	594,000

TOTAL INVESTMENTS
(cost $124,082,768)(1)	99.7%	121,369,315
Other assets less liabilities	0.3	399,332

NET ASSETS —	100.0%	$121,768,647

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,651,877	$—	$—	$8,651,877
Medical - Drugs	7,158,567	—	—	7,158,567
Oil Companies - Intergrated	11,990,923	—	—	11,990,923
Other Industries*	90,163,948	—	—	90,163,948
Short-Term Investment Securities:
Time Deposits	—	2,810,000	—	2,810,000
Repurchase Agreement	—	594,000	—	594,000

Total	$117,965,315	$3,404,000	$—	$121,369,315

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.8%
Medical — Drugs	9.1
Oil Companies — Integrated	6.4
Insurance — Multi-line	5.6
Telecom Services	5.2
Telephone — Integrated	4.8
Cellular Telecom	4.6
U.S. Government Agency	4.5
Insurance — Reinsurance	3.2
Human Resources	3.0
Electric — Integrated	2.5
Multimedia	2.5
Auto — Cars/Light Trucks	2.4
Banks — Commercial	2.4
Electronic Components — Semiconductors	2.4
Semiconductor Components — Integrated Circuits	2.3
Oil Companies — Exploration & Production	2.0
Toys	2.0
Diversified Manufacturing Operations	1.8
Diversified Financial Services	1.7
Retail — Building Products	1.6
Electronic Components — Misc.	1.6
Enterprise Software/Service	1.5
Wireless Equipment	1.5
Cable/Satellite TV	1.4
Food — Misc.	1.3
Insurance — Life/Health	1.3
Aerospace/Defense	1.1
Computers	1.1
Retail — Automobile	1.1
Retail — Restaurants	1.1
Diversified Operations	1.0
Insurance — Property/Casualty	1.0
Building Products — Air & Heating	0.9
Food — Wholesale/Distribution	0.9
Building — Heavy Construction	0.9
Publishing — Books	0.9
Real Estate Operations & Development	0.8
Diversified Minerals	0.8
Computer Services	0.8
Computers — Periphery Equipment	0.7
Containers — Metal/Glass	0.7
Diversified Banking Institutions	0.7
Athletic Footwear	0.7
Diversified Operations/Commercial Services	0.6
Machinery — General Industrial	0.6
Security Services	0.6
Applications Software	0.6
Transport — Services	0.6
Oil Refining & Marketing	0.5
Retail — Major Department Stores	0.5
Investment Management/Advisor Services	0.4
Chemicals — Specialty	0.4
Medical — Wholesale Drug Distribution	0.3
Chemicals — Diversified	0.1

109.8%

Country Allocation*

United Kingdom	20.6%
United States	15.3
France	9.9
Germany	8.6
Switzerland	7.5
Japan	7.0
Netherlands	5.3
Norway	4.9
Taiwan	4.2
Singapore	4.1
South Korea	4.0
Spain	2.6
Hong Kong	2.4
Canada	2.0
China	1.8
Sweden	1.8
Bermuda	1.7
Brazil	1.1
Italy	1.1
Austria	1.0
Russia	1.0
Turkey	0.7
Australia	0.6
India	0.6

109.8%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.7%
Australia — 0.6%
Brambles, Ltd.	823,710	$4,618,225

Austria — 1.0%
Telekom Austria AG#	601,270	7,679,678

Bermuda — 1.7%
Invesco, Ltd.	155,154	2,879,658
PartnerRe, Ltd.#	71,130	5,188,934
Yue Yuen Industrial Holdings, Ltd.	1,727,172	5,312,567

		13,381,159

Brazil — 0.3%
Empressa Brasileira de Aeronautica SA ADR#	119,522	2,603,189

Canada — 2.0%
Biovail Corp.	515,230	7,684,936
Talisman Energy, Inc.	437,240	7,510,564

		15,195,500

China — 1.8%
China Telecom Corp., Ltd.	20,617,823	9,453,101
Shanghai Electric Group Co., Ltd.†	9,900,968	4,552,228

		14,005,329

France — 9.9%
AXA SA	655,592	10,843,645
Cap Gemini SA#	130,830	5,880,725
France Telecom SA#	855,465	16,300,160
GDF Suez	144,860	4,498,210
Sanofi - Aventis SA#	295,980	17,992,296
Total SA#	253,560	11,760,491
Vivendi SA	404,500	8,769,037

		76,044,564

Germany — 8.6%
Bayerische Motoren Werke AG	136,670	6,378,441
Celesio AG	85,240	2,129,766
Deutsche Post AG	288,380	4,296,608
E.ON AG	264,930	8,054,029
Merck KGAA	142,680	10,302,793
Muenchener Rueckversicherungs AG	64,090	8,154,335
SAP AG	274,420	11,882,961
Siemens AG	147,695	13,439,181
Symrise AG	45,551	927,011

		65,565,125

Hong Kong — 2.4%
Cheung Kong Holdings, Ltd.	564,488	6,434,078
China Mobile, Ltd.	418,000	3,959,147
Hutchison Whampoa, Ltd.	1,295,341	8,060,114

		18,453,339

India — 0.6%
Reliance Industries, Ltd. GDR*	94,320	4,211,805

Italy — 1.1%
Autogrill SpA†#	730,314	8,201,175

Japan — 7.0%
Mitsubishi UFJ Financial Group, Inc.	533,400	2,581,393
Nintendo Co., Ltd.#	50,996	15,042,771
NKSJ Holdings, Inc.†	1,208,000	7,516,444
Sumitomo Mitsui Financial Group, Inc.	100,100	2,969,221
Takeda Pharmaceutical Co., Ltd.	171,254	7,132,060
Toyota Motor Corp.	280,400	10,092,861
USS Co., Ltd.	124,250	8,276,516

		53,611,266

Security Description	Shares	Value (Note 2)

Netherlands — 5.3%
ING Groep NV CVA†	3,172,164	$25,288,527
Koninklijke Philips Electronics NV	111,750	3,350,559
Randstad Holding NV†	113,650	4,806,022
Reed Elsevier NV	654,324	6,838,674

		40,283,782

Norway — 4.9%
Aker Solutions ASA#	490,840	6,838,833
Statoil ASA#	757,920	14,990,330
Telenor ASA#	1,244,458	15,279,813

		37,108,976

Russia — 1.0%
Gazprom OAO ADR (OTC US)	241,500	4,962,825
Gazprom OAO ADR (London)	126,800	2,596,705

		7,559,530

Singapore — 4.1%
Flextronics International, Ltd.†#	1,326,280	8,700,397
Singapore Telecommunications, Ltd.	7,217,999	14,949,968
United Overseas Bank, Ltd.	620,387	8,019,858

		31,670,223

South Korea — 4.0%
KB Financial Group, Inc.	311,168	12,762,389
Samsung Electronics Co., Ltd.	28,005	18,079,541

		30,841,930

Spain — 2.6%
Iberdrola SA	1,027,004	6,807,379
Telefonica SA	682,903	13,066,705
Telefonica SA ADR	279	16,006

		19,890,090

Sweden — 1.8%
Niscayah Group AB	1,261,925	2,032,566
Telefonaktiebolaget LM Ericsson, Class B#	1,109,840	11,392,433

		13,424,999

Switzerland — 7.5%
ACE, Ltd.	130,560	6,418,330
Adecco SA#	192,330	9,327,360
Lonza Group AG#	43,330	2,849,301
Nestle SA	222,520	10,088,729
Novartis AG	159,960	7,266,191
Roche Holding AG	52,870	7,259,761
Swiss Reinsurance Co., Ltd.	267,910	10,948,206
UBS AG†	212,579	2,856,458

		57,014,336

Taiwan — 4.2%
Chunghwa Telecom Co., Ltd. ADR#	2,699	51,443
Compal Electronics, Inc.	7,021,004	8,740,568
Lite - On Technology Corp.	4,987,525	5,670,833
Taiwan Semiconductor Manufacturing Co., Ltd.	9,391,862	17,685,020

		32,147,864

Turkey — 0.7%
Turkcell Iletisim Hizmet AS ADR#	396,570	5,345,764

United Kingdom — 20.6%
Aviva PLC(4)	2,162,168	10,016,999
BAE Systems PLC(4)	1,325,780	6,206,621
BP PLC(4)	1,509,312	10,837,112
BP PLC ADR#	180	7,731
British Sky Broadcasting Group PLC(4)	1,240,220	10,357,699
G4S PLC(4)	1,192,930	4,547,844

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
GlaxoSmithKline PLC(4)	708,081	$11,888,421
Hays PLC(4)	6,210,819	9,098,112
HSBC Holdings PLC (Hong Kong)	810,775	7,413,847
Kingfisher PLC(4)	3,773,205	12,228,857
Marks & Spencer Group PLC(4)	678,710	3,478,293
Pearson PLC(4)	762,307	10,504,668
Premier Foods PLC†(4)	20,777,609	6,845,790
Rexam PLC(4)	1,196,170	5,447,279
Royal Dutch Shell PLC, Class A (London)(4)	167,235	4,415,896
Royal Dutch Shell PLC, Class B(4)	268,205	6,799,978
SIG PLC†(4)	4,032,874	6,921,662
The Sage Group PLC(4)	1,319,850	4,544,974
Vodafone Group PLC(4)	13,030,577	26,211,971

		157,773,754

Total Common Stock
(cost $832,692,115)		716,631,602

PREFERRED STOCK — 0.8%
Brazil — 0.8%
Vale SA, ADR (cost $2,942,714)	275,014	6,339,073

Total Long-Term Investment Securities
(cost $835,634,829)		722,970,675

SHORT-TERM INVESTMENT SECURITIES — 15.3%
Collective Investment Pool — 10.8%
Securities Lending Quality Trust(1)(2)	82,971,791	82,655,455

Time Deposit — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$286,000	286,000

U.S. Government Agency — 4.5%
Federal Home Loan Bank Disc. Notes 0.06% due 06/01/10	34,125,000	34,125,000

Security Description	Shares/ Principal Amount	Value (Note 2)

Total Short-Term Investment Securities
(cost $117,382,791)		$117,066,455

TOTAL INVESTMENTS
(cost $953,017,620)(3)	109.8%	840,037,130
Liabilities in excess of other assets	(9.8)	(74,770,566)

NET ASSETS —	100.0%	$765,266,564

#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $4,211,805 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010, the Fund had loaned securities with a total value of $78,381,658. This was secured by collateral of $82,971,791, which was received in cash and subsequently invested in short-term investments currently valued at $82,655,455 as reported in the Portfolio of Investments. The remaining collateral of $543,059 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date
United States Treasury Bills	zero coupon	06/10/10
United States Treasury Notes	5.75%	08/15/10

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $150,352,176 representing 19.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$76,044,564	$—		$—	$76,044,564
Germany	65,565,125	—		—	65,565,125
Japan	53,611,266	—		—	53,611,266
Netherlands	40,283,782	—		—	40,283,782
Switzerland	57,014,336	—		—	57,014,336
United Kingdom	7,421,578	150,352,176	#	—	157,773,754
Other Countries*	266,338,775	—		—	266,338,775
Preferred Stock	6,339,073	—		—	6,339,073
Short-Term Investment Securities:
Collective Investment Pool	—	82,655,455		—	82,655,455
Time Deposit	—	286,000		—	286,000
U.S. Government Agencies	—	34,125,000		—	34,125,000

Total	$572,618,499	$267,418,631		$—	$840,037,130

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $150,352,176 representing 19.6% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Global Equity Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.3%
Oil Companies — Integrated	5.4
Banks — Commercial	5.0
Time Deposits	4.9
Oil Companies — Exploration & Production	4.0
Electric — Integrated	3.6
Diversified Manufacturing Operations	3.2
Diversified Banking Institutions	2.7
Medical — Drugs	2.6
Banks — Super Regional	2.6
Computers	2.6
Food — Misc.	2.3
Auto — Cars/Light Trucks	2.2
Chemicals — Diversified	2.2
Electronic Components — Semiconductors	2.2
Import/Export	2.1
Telephone — Integrated	1.8
Insurance — Multi-line	1.7
Containers — Paper/Plastic	1.6
Insurance — Life/Health	1.5
Multimedia	1.5
Applications Software	1.4
Brewery	1.4
Transport — Services	1.4
Machinery — General Industrial	1.3
Beverages — Non-alcoholic	1.3
Cosmetics & Toiletries	1.3
Retail — Discount	1.2
Enterprise Software/Service	1.2
Airlines	1.2
Real Estate Investment Trusts	1.1
Pipelines	1.0
Auto/Truck Parts & Equipment — Original	1.0
Paper & Related Products	1.0
Cellular Telecom	1.0
Investment Management/Advisor Services	1.0
Gold Mining	1.0
Coal	1.0
Aerospace/Defense — Equipment	0.9
Retail — Apparel/Shoe	0.9
Networking Products	0.9
Transport — Rail	0.9
Real Estate Operations & Development	0.8
Tobacco	0.8
Telecom Equipment — Fiber Optics	0.8
Silver Mining	0.8
Wireless Equipment	0.7
Retail — Restaurants	0.7
Computers — Memory Devices	0.7
Web Portals/ISP	0.7
Office Automation & Equipment	0.7
E-Commerce/Services	0.7
Cable/Satellite TV	0.6
Instruments — Scientific	0.6
Athletic Footwear	0.6
Retail — Building Products	0.6
Finance — Investment Banker/Broker	0.6
Computer Aided Design	0.6
Tools — Hand Held	0.5
Broadcast Services/Program	0.5
Machinery — Farming	0.5
Non-Ferrous Metals	0.5
Insurance — Property/Casualty	0.5
Rubber — Tires	0.5
Computer Services	0.5
Retail — Regional Department Stores	0.5
Medical — Biomedical/Gene	0.5
Mining	0.5
Agricultural Chemicals	0.5

Finance — Other Services	0.5
Metal — Copper	0.4
Steel — Producers	0.4
Semiconductor Equipment	0.4
Telecom Services	0.4
Pharmacy Services	0.4
Medical — Wholesale Drug Distribution	0.4
Advertising Sales	0.4
Casino Hotels	0.4
Agricultural Operations	0.4
Medical Products	0.3
Diversified Financial Services	0.3
Electronic Forms	0.3
Savings & Loans/Thrifts	0.3
Semiconductor Components — Integrated Circuits	0.3
Banks — Fiduciary	0.2
Retail — Major Department Stores	0.2
Medical — Generic Drugs	0.2
Medical Instruments	0.1

112.2%

*	Calculated as a percentage of net assets

Country Allocation*

United States	66.0%
Japan	10.0
Germany	5.6
United Kingdom	5.2
Canada	4.4
France	2.9
Switzerland	2.2
Spain	1.6
Hong Kong	1.2
Brazil	1.2
Netherlands	1.2
Sweden	1.0
Mexico	0.9
Finland	0.8
South Korea	0.8
Thailand	0.8
Bermuda	0.7
Belgium	0.6
Taiwan	0.6
Jersey	0.6
Singapore	0.6
Ireland	0.5
Austria	0.4
India	0.4
South Africa	0.4
Malaysia	0.4
Cayman Islands	0.4
Italy	0.3
China	0.3
Israel	0.2

112.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.0%
Austria — 0.4%
Erste Group Bank AG#	27,400	$989,601

Belgium — 0.6%
Anheuser - Busch InBev NV	28,800	1,390,840

Bermuda — 0.7%
Bunge, Ltd.	16,200	789,912
VimpelCom, Ltd. ADR†	50,300	782,165

		1,572,077

Brazil — 0.8%
Banco Santander Brasil SA ADR	39,300	409,506
BM&F BOVESPA SA	65,700	437,579
Usinas Siderurgicas de Minas Gerais SA, Class A	36,100	909,809

		1,756,894

Canada — 4.4%
Canadian Natural Resources, Ltd.	44,800	1,592,518
Crescent Point Energy Corp.	29,900	1,110,514
Enbridge, Inc.	25,400	1,154,259
Pan American Silver Corp.#	66,700	1,666,166
Potash Corp. of Saskatchewan, Inc.	10,500	1,041,495
Silver Wheaton Corp.†#	55,700	1,052,173
Toronto - Dominion Bank	14,200	972,278
TransCanada Corp.	34,400	1,165,379

		9,754,782

Cayman Islands — 0.4%
Focus Media Holding, Ltd. ADR†#	52,000	815,880

China — 0.3%
China Construction Bank Corp.†	770,500	623,414

Finland — 0.8%
Fortum Oyj	40,900	914,564
Nokia Oyj ADR#	88,000	890,560

		1,805,124

France — 2.9%
AXA SA#	33,900	560,714
BNP Paribas#	16,520	940,161
Compagnie Generale des Etablissements Michelin, Class B	16,700	1,118,847
PPR	3,800	458,025
Renault SA†	19,400	700,786
Total SA#	36,800	1,706,839
Unibail - Rodamco SE	5,400	842,722

		6,328,094

Germany — 4.9%
Bayerische Motoren Werke AG#	26,700	1,246,099
Deutsche Boerse AG	9,700	591,322
Deutsche Lufthansa AG†	114,100	1,513,439
Deutsche Post AG	88,800	1,323,042
Deutsche Telekom AG	92,300	1,034,228
Merck KGaA	7,800	563,231
RWE AG	15,900	1,140,306
SAP AG ADR#	31,200	1,323,816
Siemens AG	23,900	2,174,728

		10,910,211

Hong Kong — 1.2%
Cheung Kong Holdings, Ltd.	112,000	1,276,585
CNOOC, Ltd. ADR	5,800	907,932
Wing Hang Bank, Ltd.	62,500	547,027

		2,731,544

Security Description	Shares	Value (Note 2)

India — 0.4%
Sterlite Industries India, Ltd. ADR#	66,900	$953,994

Ireland — 0.5%
Accenture PLC, Class A	29,600	1,110,592

Israel — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	8,300	455,006

Italy — 0.3%
Intesa Sanpaolo SpA#	292,100	780,098

Japan — 10.0%
Amada Co., Ltd.	215,400	1,560,099
Asahi Breweries, Ltd.	44,500	751,067
Canon, Inc.	37,000	1,520,604
Honda Motor Co., Ltd.	52,400	1,592,845
ITOCHU Corp.	191,900	1,589,953
Japan Tobacco, Inc.	550	1,723,786
JTEKT Corp.	224,100	2,292,030
Marubeni Corp.	301,700	1,678,594
Mitsubishi Heavy Industries, Ltd.	349,800	1,297,475
Mitsubishi UFJ Financial Group, Inc.	195,200	944,672
Mitsui & Co., Ltd.	103,800	1,473,989
Nitto Denko Corp.	32,600	1,162,689
Nomura Holdings, Inc.	160,600	997,526
Sumitomo Mitsui Financial Group, Inc.	38,200	1,133,109
T&D Holdings, Inc.	53,100	1,255,170
Tokio Marine Holdings, Inc.	40,600	1,135,686

		22,109,294

Jersey — 0.6%
WPP PLC(4)	130,300	1,238,478

Malaysia — 0.4%
Bumiputra - Commerce Holdings Bhd	413,000	858,544

Mexico — 0.9%
Fomento Economico Mexicano SAB de CV ADR	18,300	771,894
Grupo Mexico SA de CV, Class B	474,800	1,141,109

		1,913,003

Netherlands — 1.2%
Aegon NV†	170,900	974,175
Corio NV	10,300	493,240
ING Groep NV†	140,700	1,121,662

		2,589,077

New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	83,300	107,236

Singapore — 0.6%
CapitaLand, Ltd.#	222,400	568,647
DBS Group Holdings, Ltd.	66,600	665,929

		1,234,576

South Africa — 0.4%
Naspers, Ltd.	23,200	911,958

South Korea — 0.8%
Samsung Electronics Co., Ltd.	2,700	1,743,073

Spain — 1.6%
Banco Santander SA	128,100	1,310,965
Industria de Diseno Textil SA#	17,300	965,836

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Spain (continued)
Telefonica SA#	67,000	$1,281,982

		3,558,783

Sweden — 1.0%
Nordea Bank AB	116,300	957,428
Svenska Cellulosa AB, Class B	106,400	1,241,804

		2,199,232

Switzerland — 2.2%
ACE, Ltd.	24,600	1,209,336
Nestle SA	34,900	1,582,315
Novartis AG	24,700	1,121,999
Swiss Life Holding AG†	9,900	1,066,450

		4,980,100

Taiwan — 0.6%
Mega Financial Holding Co., Ltd.	1,280,000	678,636
Siliconware Precision Industries Co. ADR#	104,400	567,936

		1,246,572

Thailand — 0.8%
Bangkok Bank Public Co., Ltd.	137,600	516,371
Banpu PCL	65,000	1,179,637

		1,696,008

United Kingdom — 5.2%
Barclays PLC(4)	298,600	1,308,718
Cairn Energy PLC†(4)	201,000	1,171,185
GlaxoSmithKline PLC(4)	65,300	1,096,363
HSBC Holdings PLC (London)(4)	123,900	1,128,631
Royal Dutch Shell PLC, Class A (Euro MTF)	138,000	3,594,744
Tullow Oil PLC(4)	32,500	525,968
Unilever PLC(4)	42,700	1,155,144
Vodafone Group PLC ADR#	70,800	1,423,080

		11,403,833

United States — 50.9%
Adobe Systems, Inc.†#	18,900	606,312
American Electric Power Co., Inc.	34,100	1,089,836
Ameriprise Financial, Inc.	33,900	1,348,881
Amgen, Inc.†	21,000	1,087,380
Apple, Inc.†	9,900	2,545,884
Applied Materials, Inc.#	69,700	899,827
Arch Coal, Inc.#	43,700	941,735
AT&T, Inc.	68,800	1,671,840
Avon Products, Inc.#	37,400	990,726
Bemis Co., Inc.	39,800	1,141,464
Bristol - Myers Squibb Co.#	81,800	1,898,578
Chevron Corp.	26,800	1,979,716
Cisco Systems, Inc.†	83,400	1,931,544
Citigroup, Inc.†	220,700	873,972
Colgate - Palmolive Co.	23,600	1,842,924
Comerica, Inc.#	30,700	1,169,670
ConAgra Foods, Inc.#	54,000	1,305,720
ConocoPhillips	46,100	2,390,746
Continental Airlines, Inc., Class B†#	52,700	1,111,970
Corning, Inc.	97,000	1,690,710
Deere & Co.	20,200	1,165,136
DIRECTV, Class A†	37,000	1,394,530
Dominion Resources, Inc.#	28,200	1,098,672
E.I. du Pont de Nemours & Co.#	23,000	831,910
eBay, Inc.†	69,100	1,479,431
Edison International	41,400	1,339,704
EMC Corp.†	86,400	1,608,768
Entergy Corp.	17,700	1,328,739

Security Description	Shares	Value (Note 2)

United States (continued)
EOG Resources, Inc.	10,600	$1,111,304
Express Scripts, Inc.†#	8,600	865,160
Exxon Mobil Corp.	37,700	2,279,342
Federal Realty Investment Trust#	15,600	1,149,720
FMC Corp.#	25,500	1,544,025
General Electric Co.	210,700	3,444,945
General Mills, Inc.	15,300	1,089,819
Goodrich Corp.#	30,000	2,082,000
Google, Inc., Class A†	3,200	1,552,576
Hewlett - Packard Co.	24,500	1,127,245
Home Depot, Inc.	38,300	1,296,838
Hudson City Bancorp, Inc.#	45,800	577,538
Intel Corp.	74,900	1,604,358
International Business Machines Corp.	15,900	1,991,634
International Paper Co.	44,000	1,022,120
KeyCorp#	198,200	1,589,564
Kohl’s Corp.†	21,800	1,106,350
Las Vegas Sands Corp.†#	34,700	814,756
Liberty Global, Inc., Class A†#	45,300	1,168,740
Lincoln National Corp.	41,300	1,092,798
McKesson Corp.	12,200	854,000
Microsoft Corp.	121,400	3,132,120
Morgan Stanley	27,700	750,947
Newmont Mining Corp.	40,600	2,185,092
News Corp., Class A	90,100	1,189,320
NII Holdings, Inc.†	23,000	838,810
NIKE, Inc., Class B#	18,200	1,317,316
Norfolk Southern Corp.	33,300	1,880,118
Occidental Petroleum Corp.	28,500	2,351,535
Oracle Corp.	59,700	1,347,429
Parametric Technology Corp.†#	74,000	1,219,520
PepsiCo, Inc.	33,100	2,081,659
Pfizer, Inc.	70,500	1,073,715
Piper Jaffray Cos., Inc.†#	6,800	225,148
PPL Corp.	43,100	1,112,411
QUALCOMM, Inc.	21,400	760,984
Sonoco Products Co.#	35,300	1,091,123
St. Jude Medical, Inc.†	7,300	272,582
Stanley Black & Decker, Inc.#	21,546	1,202,051
State Street Corp.	13,500	515,295
Stryker Corp.#	14,500	768,935
SunTrust Banks, Inc.#	62,900	1,695,155
T. Rowe Price Group, Inc.	17,600	871,552
Target Corp.	18,800	1,025,164
Temple - Inland, Inc.#	59,200	1,250,896
Texas Instruments, Inc.#	62,300	1,521,366
Textron, Inc.#	74,700	1,544,049
The Dow Chemical Co.	50,400	1,356,264
Thermo Fisher Scientific, Inc.†	25,600	1,332,736
United Parcel Service, Inc., Class B	26,600	1,669,416
Urban Outfitters, Inc.†#	30,100	1,092,630
US Bancorp	52,200	1,250,712
Wal - Mart Stores, Inc.	33,900	1,713,984
Yum! Brands, Inc.	39,500	1,617,525
Zions Bancorporation	49,500	1,185,525

		112,574,241

Total Common Stock
(cost $221,086,914)		212,342,159

PREFERRED STOCK — 1.1%
Brazil — 0.4%
Companhia de Bebidas das Americas ADR	9,100	876,694

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK (continued)
Germany — 0.7%
Volkswagen AG	18,040	$1,590,726

Total Preferred Stock
(cost $2,482,908)		2,467,420

Total Long-Term Investment Securities
(cost $223,569,822)		214,809,579

SHORT-TERM INVESTMENT SECURITIES — 15.1%
Collective Investment Pool — 10.3%
Securities Lending Quality Trust(1)(2)	22,813,243	22,726,266

Time Deposits — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$10,762,000	10,762,000

Total Short-Term Investment Securities
(cost $33,575,243)		33,488,266

TOTAL INVESTMENTS
(cost $257,145,065)(3)	112.2%	248,297,845
Liabilities in excess of other assets	(12.2)	(27,096,370)

NET ASSETS —	100.0%	$221,201,475

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010, the Fund had loaned securities with a total value of $22,031,789. This was secured by collateral of $22,813,243, which was received in cash and subsequently invested in short-term investments currently valued at $22,726,266 as reported in the Portfolio of Investments. The remaining collateral of $244,923 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	zero coupon	06/17/10
United States Treasury Notes/Bonds	1.00% to 8.75%	06/15/10 to 02/15/25

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $7,624,487 representing 3.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*BRL	2,672,364	USD	1,470,999	06/02/2010	$3,675
*CAD	816,000	USD	794,413	07/21/2010	15,894
*CHF	736,000	USD	682,055	07/21/2010	44,314
*EUR	10,959,000	USD	14,451,846	07/21/2010	972,558
*GBP	1,570,000	USD	2,310,648	07/21/2010	29,572
*SEK	531,000	USD	73,838	07/21/2010	5,929
USD	1,528,900	BRL	2,845,283	07/02/2010	23,143
*USD	194,736	AUD	237,000	07/21/2010	3,958
*USD	658,705	EUR	538,000	07/21/2010	3,021
*USD	2,317,522	JPY	212,000,000	07/21/2010	10,635
USD	1,042,627	SGD	1,470,000	07/21/2010	7,215

					$1,119,914

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*AUD	1,640,000	USD	1,373,077	07/21/2010	$(1,848)
*BRL	2,826,936	USD	1,528,900	06/02/2010	(23,295)
*GBP	213,000	USD	306,650	07/21/2010	(2,821)
*JPY	698,684,000	USD	7,423,918	07/21/2010	(248,944)
*USD	3,084,983	BRL	5,499,300	06/02/2010	(65,463)
*USD	6,537,916	AUD	7,217,000	07/21/2010	(487,409)
*USD	6,663,656	CAD	6,716,000	07/21/2010	(256,144)
*USD	4,526,894	CHF	4,886,000	07/21/2010	(293,192)
USD	51,391	DKK	298,000	07/21/2010	(2,126)
*USD	877,052	EUR	697,000	07/21/2010	(19,760)
*USD	13,857,652	GBP	9,035,000	07/21/2010	(730,564)
USD	1,774,189	HKD	13,768,000	07/21/2010	(4,680)
*USD	2,206,241	JPY	198,109,000	07/21/2010	(30,633)
USD	876,150	MXN	10,799,000	07/21/2010	(43,843)
USD	760,120	NOK	4,500,000	07/21/2010	(65,816)
USD	2,490,685	PLN	7,320,000	07/21/2010	(290,316)
*USD	43,915	SEK	334,000	07/21/2010	(1,200)
USD	3,938,955	SGD	5,400,000	07/21/2010	(82,391)
USD	1,265,971	ZAR	9,570,000	07/21/2010	(27,897)

					$(2,678,342)

	Net Unrealized Appreciation/(Depreciation)				$(1,558,428)

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

*	Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD—Australia Dollar

BRL—Brazilian Real

CAD—Canada Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—Bristish Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

PLN—Polixh Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

ZAR—South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Japan	$22,109,294	$—		$—	$22,109,294
United Kingdom	5,017,824	6,386,009	#	—	11,403,833
United States	112,574,241	—		—	112,574,241
Other Countries*	65,016,313	1,238,478	#	—	66,254,791
Preferred Stock	2,467,420	—		—	2,467,420
Short-Term Investment Securities:
Collective Investment Pool	—	22,726,266		—	22,726,266
Time Deposit	—	10,762,000		—	10,762,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	1,119,914		—	1,119,914
Open Forward Foreign Currency Contracts - Depreciation	—	(2,678,342)		—	(2,678,342)

Total	$207,185,092	$39,554,325		$—	$246,739,417

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $7,624,487 representing 3.4% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	70.8%
Real Estate Operations & Development	16.1
Real Estate Management/Services	5.9
Hotels/Motels	1.4
Time Deposits	1.4
Diversified Operations	1.0
Paper & Related Products	0.7
Forestry	0.6
Investment Companies	0.6
Diversified Financial Services	0.5
Building & Construction-Misc.	0.5
Storage/Warehousing	0.2

99.7%

Country Allocation*

United States	52.7%
Japan	8.1
Australia	8.1
Hong Kong	7.1
France	4.3
United Kingdom	3.7
Singapore	3.1
Canada	3.0
Bermuda	2.7
Cayman Islands	1.5
Brazil	1.2
Norway	0.8
Luxembourg	0.6
Netherlands	0.6
Jersey	0.6
Switzerland	0.5
Sweden	0.4
Finland	0.4
Spain	0.3

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Australia — 8.1%
BGP Holdings PLC†(1)(2)	479,213	$0
Challenger Diversified Property Group	1,895,688	799,127
Charter Hall Office REIT	12,046,437	2,691,433
Commonwealth Property Office Fund	2,419,130	1,886,601
Dexus Property Group	4,773,918	3,119,290
ING Office Fund	4,956,382	2,381,873
Stockland	110,192	361,392
Valad Property Group†	7,487,329	662,819
Westfield Group	971,509	10,435,069

		22,337,604

Bermuda — 2.7%
Hong Kong Land Holdings, Ltd.	884,000	4,211,820
Kerry Properties, Ltd.	754,000	3,142,312

		7,354,132

Brazil — 1.2%
Agre Empreendimentos Imobiliarios SA	266,232	1,102,204
BR Malls Participacoes SA	30,400	387,251
BR Properties SA	55,500	353,493
Iguatemi Empresa de Shopping Centers SA	6,500	106,962
Multiplan Empreendimentos Imobiliarios SA	67,672	1,254,045
PDG Realty SA Empreendimentos e Participacoes	20,200	169,808

		3,373,763

Canada — 3.0%
Allied Properties Real Estate Investment Trust	107,400	2,003,693
Chartwell Seniors Housing Real Estate Investment Trust	351,500	2,411,762
InnVest Real Estate Investment Trust	418,700	2,493,261
Morguard Real Estate Investment Trust	2,038	26,002
Transglobe Apartment Real Estate Investment Trust†	144,600	1,299,868

		8,234,586

Cayman Islands — 1.5%
China Resources Land, Ltd.	1,072,000	2,026,590
Shimao Property Holdings, Ltd.	1,510,500	2,250,308

		4,276,898

Finland — 0.4%
Citycon Oyj	372,405	1,185,696

France — 4.3%
Klepierre	2,673	71,929
Nexity	46,125	1,336,454
Societe Immobiliere de Location pour l’Industrie et le Commerce	30,976	3,004,417
Unibail-Rodamco SE	48,744	7,606,971

		12,019,771

Hong Kong — 7.1%
China Overseas Land & Investment, Ltd.	1,134,000	2,242,834
Henderson Land Development Co., Ltd.	815,000	4,851,440
Hysan Development Co., Ltd.	485,000	1,258,219
Sun Hung Kai Properties, Ltd.	635,504	8,382,084
Wharf Holdings, Ltd.	569,000	2,839,008

		19,573,585

Japan — 8.1%
Aeon Mall Co., Ltd.	92,100	1,879,901
BLife Investment Corp.	170	806,859
Fukuoka REIT Corp.	118	714,798
Japan Excellent, Inc.	130	659,095
Japan Real Estate Investment Corp.	340	2,753,580
Mitsubishi Estate Co., Ltd.	445,000	6,792,812
Mitsui Fudosan Co., Ltd.	231,000	3,518,552

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	206,000	$3,675,786
Tokyu REIT, Inc.	291	1,566,370

		22,367,753

Jersey — 0.6%
Atrium European Real Estate, Ltd.	318,115	1,560,325

Luxembourg — 0.6%
ProLogis European Properties†	329,259	1,645,342

Netherlands — 0.6%
Corio NV	1,538	73,651
Eurocommercial Properties NV	2,353	74,541
Vastned Offices/Industrial NV	100,510	1,423,994

		1,572,186

Norway — 0.8%
Norwegian Property ASA†	1,443,929	2,179,279

Singapore — 3.1%
Ascendas Real Estate Investment Trust	1,189,600	1,597,292
Cache Logistics Trust†	1,527,000	1,030,614
Cambridge Industrial Trust	3,608,000	1,224,012
CapitaLand, Ltd.	1,483,000	3,791,837
CapitaMall Trust	262,000	340,563
CDL Hospitality Trusts	508,000	616,791

		8,601,109

Spain — 0.3%
Sol Melia SA	142,169	962,974

Sweden — 0.4%
Hufvudstaden AB	168,863	1,203,427

Switzerland — 0.5%
PSP Swiss Property AG†	24,094	1,329,001

United Kingdom — 3.7%
Big Yellow Group PLC(5)	26,570	119,846
Derwent London PLC(5)	75,858	1,468,527
Great Portland Estates PLC(5)	457,925	2,042,807
Hammerson PLC(5)	582,775	3,043,429
Land Securities Group PLC(5)	108,850	948,091
Metric Property Investments PLC†	947,754	1,356,196
Safestore Holdings PLC(5)	353,279	618,777
Songbird Estates PLC†(5)	282,190	658,771
Unite Group PLC†(5)	33,499	93,086

		10,349,530

United States — 50.3%
Acadia Realty Trust	79,242	1,417,639
Alexandria Real Estate Equities, Inc.	63,000	4,131,540
AMB Property Corp.	88,600	2,297,398
AvalonBay Communities, Inc.	50,016	4,904,569
Boston Properties, Inc.	82,460	6,323,033
Camden Property Trust	127,652	5,826,037
DCT Industrial Trust, Inc.	284,000	1,374,560
DiamondRock Hospitality Co.†	139,500	1,275,030
Digital Realty Trust, Inc.	132,400	7,534,884
Equity Residential	164,946	7,444,013
Essex Property Trust, Inc.	50,400	5,303,592
Federal Realty Investment Trust	14,509	1,069,313
Health Care REIT, Inc.	119,843	5,162,836
Host Hotels & Resorts, Inc.	606,177	8,644,084
Kilroy Realty Corp.	84,200	2,770,180
LaSalle Hotel Properties	47,100	1,059,750
Liberty Property Trust	143,100	4,408,911
Mack-Cali Realty Corp.	37,000	1,220,260

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Marriott International, Inc., Class A	75,356	$2,520,658
Mid-America Apartment Communities, Inc.	13,800	753,894
Nationwide Health Properties, Inc.	63,800	2,264,262
Piedmont Office Realty Trust, Inc.	85,586	1,624,422
Plum Creek Timber Co., Inc.	48,929	1,713,494
Post Properties, Inc.	44,900	1,126,092
ProLogis	314,779	3,582,185
Public Storage	58,382	5,411,428
Rayonier, Inc.	43,800	1,965,744
Regency Centers Corp.	139,470	5,125,523
Retail Opportunity Investments Corp.	105,760	1,021,642
Senior Housing Properties Trust	142,600	2,971,784
Simon Property Group, Inc.	172,439	14,662,488
SL Green Realty Corp.	28,169	1,754,647
Sovran Self Storage, Inc.	25,400	915,162
Starwood Hotels & Resorts Worldwide, Inc.	10,148	469,345
Tanger Factory Outlet Centers, Inc.	35,200	1,465,024
Taubman Centers, Inc.	22,400	906,976
The Macerich Co.	104,354	4,316,081
Ventas, Inc.	98,962	4,646,266
Vornado Realty Trust	79,889	6,205,778
Weingarten Realty Investors	72,700	1,516,522

		139,107,046

Total Common Stock
(cost $231,868,743)		269,234,007

PREFERRED STOCK — 0.5%
United States — 0.5%
CBL & Associates Properties, Inc. 7.38%	1,873	39,202
SL Green Realty Corp. 7.63%	46,100	1,070,903
Vornado Realty Trust, Series I 6.63%	12,112	263,194

Total Preferred Stock
(cost $1,380,740)		1,373,299

ASSET BACKED SECURITIES — 0.5%
United States — 0.5%
Banc of America Commercial Mtg., Inc. Series 2001-PB1, Class E 6.23% due 05/11/35(3)	$250,000	256,090
Banc of America Large Loan, Inc. Series 2006-BIX1, Class B 0.48% due 10/15/19*(3)(4)	200,000	174,854
Citigroup Commercial Mtg. Trust Series 2006-C5, Class AMP3 5.50% due 10/15/49*(3)	248,412	215,217
Commercial Mortgage Pass Through Certificates Series 2001-J1A, Class C 6.83% due 02/16/34*(3)(4)	320,000	326,926
Credit Suisse Mtg. Capital Certificates Series 2006-TF2A, Class A2 0.51% due 10/15/21*(3)(4)	300,000	261,961

Security Description	Principal Amount	Value (Note 2)

United States (continued)
JPMorgan Commercial Mtg. Finance Corp. Series 1997-C5, Class E 7.61% due 09/15/29(3)	$24,062	$24,236
Morgan Stanley Capital I Series 2005-HQ7, Class AJ 5.21% due 11/14/42(3)(4)	80,000	69,170
Wachovia Bank Commercial Mtg. Trust Series 2006-WL7A, Class A2 0.46% due 09/15/21*(3)(4)	150,000	120,986

Total Asset Backed Securities
(cost $1,418,296)		1,449,440

WARRANTS — 0.0%
Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike Price 58.00 HKD)† (cost $0)	166,600	0

Total Long-Term Investment Securities
(cost $234,667,779)		272,056,746

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $3,872,000)	3,872,000	3,872,000

TOTAL INVESTMENTS —
(cost $238,539,779)(6)	99.7%	275,928,746
Other assets less liabilities	0.3	758,968

NET ASSETS —	100.0%	$276,687,714

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $1,099,944 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security—the rate reflected is as of May 31, 2010, maturity date reflects the stated maturity date.
(5)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $8,993,334 representing 3.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(6)	See Note 5 for cost of investments on a tax basis.

Currency Legend

HKD—Hong Kong Dollar

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$22,337,604	$—		$0	$22,337,604
Hong Kong	19,573,585	—		—	19,573,585
Japan	22,367,753	—		—	22,367,753
United States	139,107,046	—		—	139,107,046
Other Countries*	56,854,685	8,993,334	#	—	65,848,019
Preferred Stock	1,373,299	—		—	1,373,299
Asset Backed Securities	—	1,449,440		—	1,449,440
Warrants	0	—		—	0
Short-Term Investment Securities:
Time Deposit	—	3,872,000		—	3,872,000

Total	$261,613,972	$14,314,774		$0	$275,928,746

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $8,993,334 representing 3.3% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities
Balance as of 5/31/2009	$—	$82,500
Accrued discounts/premiums	—	—
Realized gain (loss)	—	(6,141)
Change in unrealized appreciation (depreciation)	—	(1,359)
Net purchases (sales)	0	(75,000)
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/2010	$0	$—

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Medical — Drugs	6.3%
Diversified Banking Institutions	6.3
Repurchase Agreements	5.0
Banks — Commercial	4.9
Computers	4.2
Collective Investment Pool	3.4
Oil Companies — Exploration & Production	3.1
Telephone — Integrated	2.9
Oil Companies — Integrated	2.7
Food — Misc.	2.2
Insurance — Multi-line	2.1
Applications Software	1.9
Insurance — Life/Health	1.7
Multimedia	1.6
Banks — Super Regional	1.5
Pipelines	1.5
Cosmetics & Toiletries	1.4
Beverages — Non-alcoholic	1.4
Auto — Cars/Light Trucks	1.4
Machinery — Construction & Mining	1.3
Electric — Integrated	1.2
Medical — Biomedical/Gene	1.2
Insurance — Property/Casualty	1.2
Food — Retail	1.2
Web Portals/ISP	1.1
Networking Products	1.1
Chemicals — Diversified	1.1
Retail — Restaurants	1.1
Medical — HMO	1.0
Diversified Manufacturing Operations	0.9
Transport — Rail	0.9
Electronic Components — Semiconductors	0.9
Industrial Gases	0.8
Oil — Field Services	0.8
Building — Heavy Construction	0.8
Retail — Drug Store	0.8
Metal — Copper	0.8
Retail — Discount	0.7
Gold Mining	0.7
Diversified Minerals	0.7
Gas — Distribution	0.7
Medical Instruments	0.7
Consumer Products — Misc.	0.7
Commercial Services — Finance	0.6
Pharmacy Services	0.6
Medical Products	0.6
Machinery — Farming	0.6
Retail — Major Department Stores	0.6
Cable/Satellite TV	0.6
Auto — Heavy Duty Trucks	0.6
Athletic Footwear	0.6
Retail — Regional Department Stores	0.5
Retail — Apparel/Shoe	0.5
Wireless Equipment	0.5
Real Estate Operations & Development	0.5
Retail — Building Products	0.5
Real Estate Investment Trusts	0.5
Photo Equipment & Supplies	0.5
Airlines	0.5
Electronic Components — Misc.	0.4
Public Thoroughfares	0.4
Soap & Cleaning Preparation	0.4
Containers — Metal/Glass	0.4
U.S. Government Treasuries	0.4
Semiconductor Equipment	0.4
Enterprise Software/Service	0.4
Audio/Video Products	0.4
Diversified Operations	0.4
Metal — Diversified	0.4
Retail — Jewelry	0.4
Auto/Truck Parts & Equipment — Original	0.3

Electric Products — Misc.	0.3
Metal Processors & Fabrication	0.3
Distribution/Wholesale	0.3
Steel — Producers	0.3
Diversified Operations/Commercial Services	0.3
Finance — Investment Banker/Broker	0.3
Electric — Generation	0.3
Coatings/Paint	0.3
Food — Confectionery	0.3
Insurance — Reinsurance	0.3
Investment Management/Advisor Services	0.3
Agricultural Chemicals	0.3
Office Automation & Equipment	0.3
Printing — Commercial	0.3
Medical — Wholesale Drug Distribution	0.3
Cruise Lines	0.3
Retail — Office Supplies	0.2
Building & Construction — Misc.	0.2
Cellular Telecom	0.2
Water	0.2
Machinery — Electrical	0.2
Paper & Related Products	0.2
Building Products — Cement	0.2
Telecom Services	0.2
Mining	0.2
Oil & Gas Drilling	0.2
Real Estate Management/Services	0.2
Retail — Misc./Diversified	0.2
Advertising Services	0.2
Transport — Marine	0.2
Finance — Credit Card	0.2
Retail — Consumer Electronics	0.2
Building & Construction Products — Misc.	0.1
Internet Security	0.1
Sugar	0.1
Chemicals — Specialty	0.1
Food — Wholesale/Distribution	0.1
Electronic Measurement Instruments	0.1
Insurance Brokers	0.1
Investment Companies	0.1
Silver Mining	0.1
Food — Catering	0.1
Finance — Other Services	0.1
Security Services	0.1
Semiconductor Components — Integrated Circuits	0.1
Engineering/R&D Services	0.1
Oil Refining & Marketing	0.1
Diversified Financial Services	0.1
Non-Ferrous Metals	0.1
Television	0.1
Computers — Integrated Systems	0.1
Electric — Distribution	0.1
Metal — Aluminum	0.1
Textile — Products	0.1
Containers — Paper/Plastic	0.1
Recreational Vehicles	0.1
Computers — Memory Devices	0.1
E-Commerce/Services	0.1
Telecom Equipment — Fiber Optics	0.1
Steel — Specialty	0.1
Retail — Automobile	0.1
Gas — Transportation	0.1
Power Converter/Supply Equipment	0.1
Resorts/Theme Parks	0.1
Engines — Internal Combustion	0.1
Retail — Bedding	0.1
Building — Residential/Commercial	0.1

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Country Allocation*

United States	54.6%
Japan	10.2
United Kingdom	8.1
Canada	5.0
France	4.8
Australia	3.5
Germany	3.5
Switzerland	2.5
Italy	2.1
Sweden	1.4
Spain	1.3
Netherlands	0.9
Hong Kong	0.8
Bermuda	0.7
Netherlands Antilles	0.6
Singapore	0.6
Norway	0.4
Austria	0.3
Finland	0.3
Portugal	0.3
Ireland	0.2
Jersey	0.2
Greece	0.2
Belgium	0.2
Denmark	0.1
New Zealand	0.1

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.1%
Australia — 3.5%
AGL Energy, Ltd.	18,963	$221,110
Alumina, Ltd.	156,602	221,812
Amcor, Ltd.	40,403	209,152
AMP, Ltd.	61,574	290,194
Arrow Energy, Ltd.†	2,512	10,356
Asciano Group†	36,361	49,050
ASX, Ltd.	40	1,042
Australia and New Zealand Banking Group, Ltd.	42,833	805,670
AXA Asia Pacific Holdings, Ltd.	9,657	47,385
BGP Holdings PLC†(3)(4)	60,919	0
BlueScope Steel, Ltd.†	55,000	107,580
Boral, Ltd.	9,319	43,605
Brambles, Ltd.	19,966	111,942
Commonwealth Bank of Australia	27,105	1,173,919
Computershare, Ltd.	10,187	92,843
CSL, Ltd.	9,831	262,166
CSR, Ltd.	32,722	46,624
Fortescue Metals Group, Ltd.†	25,992	88,532
Goodman Group	41,329	21,952
GPT Group	10,789	24,014
Incitec Pivot, Ltd.	21,309	54,256
Insurance Australia Group, Ltd.	19,452	59,204
Macquarie Group, Ltd.	6,320	230,879
MAP Group	35,727	82,834
Mirvac Group	25,173	27,803
National Australia Bank, Ltd.	36,323	754,267
Newcrest Mining, Ltd.	8,705	235,735
Orica, Ltd.	11,117	240,411
Origin Energy, Ltd.	19,658	248,605
Qantas Airways, Ltd.†	10,390	21,899
QBE Insurance Group, Ltd.	21,833	361,889
Santos, Ltd.	17,598	184,274
Sims Metal Management, Ltd.	5,442	91,212
SP AusNet	2,505	1,774
Stockland	38,351	125,778
Suncorp - Metway, Ltd.	24,705	169,546
Telstra Corp., Ltd.	24,658	61,120
Toll Holdings, Ltd.	8,533	44,748
Transurban Group	18,970	68,613
Westfield Group	57,540	618,042
Westpac Banking Corp.	56,540	1,094,001
Woodside Petroleum, Ltd.	13,333	482,803
WorleyParsons, Ltd.	3,826	79,578

		9,168,219

Austria — 0.3%
Erste Group Bank AG	9,518	343,760
OMV AG	10,224	326,024
Voestalpine AG	2,512	69,449

		739,233

Belgium — 0.2%
Solvay SA	4,545	398,868

Bermuda — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.	85,000	306,753
Esprit Holdings, Ltd.	12,400	73,097
Kerry Properties, Ltd.	3,000	12,502
Li & Fung, Ltd.	82,000	355,427
Marvell Technology Group, Ltd.†	14,415	273,597
Nabors Industries, Ltd.†	24,714	470,307
Noble Group, Ltd.	315,272	407,558
NWS Holdings, Ltd.	6,000	10,511

		1,909,752

Security Description	Shares	Value (Note 2)

Canada — 5.0%
Agnico - Eagle Mines, Ltd.	2,000	$118,332
Agrium, Inc.	2,100	117,936
Alimentation Couche - Tard, Inc.	5,300	97,817
Bank of Montreal	6,300	373,647
Bank of Nova Scotia	15,600	718,294
Barrick Gold Corp.	15,800	665,684
Brookfield Asset Management, Inc.	5,600	142,685
Canadian Imperial Bank of Commerce	3,800	260,223
Canadian Natural Resources, Ltd.	21,600	767,821
Canadian Oil Sands Trust	5,700	155,786
Canadian Pacific Railway, Ltd.	2,300	129,234
Canadian Utilities, Ltd.	3,300	140,893
Crescent Point Energy Corp.	2,000	74,282
Eldorado Gold Corp.	7,200	124,157
Enbridge, Inc.	12,900	586,218
Fairfax Financial Holdings, Ltd.	200	75,007
First Quantum Minerals, Ltd.	1,700	91,497
Fortis, Inc. Canada	14,800	380,769
George Weston Ltd.	1,900	132,976
Goldcorp, Inc.	11,400	494,881
IAMGOLD Corp.	4,300	75,175
Imperial Oil, Ltd.	3,900	150,730
Inmet Mining Corp.	1,500	73,991
Ivanhoe Mines Ltd.†	2,400	34,813
Kinross Gold Corp.	9,800	171,329
Loblaw Cos., Ltd.	2,700	100,281
Manulife Financial Corp.	26,900	461,810
Nexen, Inc.	7,300	163,708
Pan American Silver Corp.	2,700	68,486
Penn West Energy Trust	3,300	64,369
Potash Corp. of Saskatchewan, Inc.	4,700	480,540
Power Corp. of Canada	2,500	65,751
Research In Motion, Ltd.†	6,500	394,193
Royal Bank of Canada	22,300	1,172,990
Shaw Communications, Inc., Class B	1,700	31,116
Sherritt International Corp.	5,900	37,611
Shoppers Drug Mart Corp.	12,700	431,453
Silver Wheaton Corp.†	7,500	141,998
Sino - Forest Corp.†	2,600	45,132
Sun Life Financial, Inc.	9,200	265,754
Suncor Energy, Inc.	30,200	936,635
Talisman Energy, Inc.	25,000	429,430
Teck Resources, Ltd.	9,600	334,750
Thomson Corp.	5,800	208,942
Toronto - Dominion Bank	12,600	862,726
TransAlta Corp.	6,300	123,848
Viterra, Inc.†	1,900	14,106
Yamana Gold, Inc.	9,600	104,071

		13,093,877

Denmark — 0.1%
Danske Bank A/S†	9,241	187,669
Vestas Wind Systems A/S†	3,023	144,664

		332,333

Finland — 0.3%
Kesko Oyj, Class B	10,193	327,415
Neste Oil Oyj	13,714	206,181
Stora Enso Oyj, Class R	20,445	152,809

		686,405

France — 4.8%
AXA SA	67,478	1,116,102
BNP Paribas	24,220	1,378,371
Casino Guichard Perrachon SA	9,936	762,174

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Cie Generale de Geophysique - Veritas†	2,655	$58,993
Credit Agricole SA	58,765	641,273
Danone SA	20,472	1,057,485
France Telecom SA	59,217	1,128,330
L’Oreal SA	9,538	895,443
Legrand SA	20,968	620,556
Natixis†	22,014	97,720
PPR	5,215	628,579
Publicis Groupe SA	8,699	364,387
Sanofi - Aventis SA	23,972	1,457,231
Societe Generale	10,899	469,605
Technip SA	936	60,891
Veolia Environnement	3,520	90,632
Vinci SA	11,304	512,693
Vivendi SA	46,538	1,008,884

		12,349,349

Germany — 3.4%
Allianz SE	12,779	1,278,417
BASF SE	24,758	1,310,532
Bayerische Motoren Werke AG	19,581	913,853
Beiersdorf AG	6,321	344,850
Deutsche Telekom AG	97,733	1,095,105
Fresenius SE	2,946	186,146
Hochtief AG	3,386	217,403
K+S AG	5,043	226,927
Linde AG	8,551	881,725
Metro AG	8,568	451,166
Muenchener Rueckversicherungs AG	6,103	776,500
Salzgitter AG	1,392	89,906
SAP AG	14,738	638,186
Suedzucker AG	19,583	357,129

		8,767,845

Greece — 0.2%
Coca - Cola Hellenic Bottling Co. SA	18,227	407,573
Hellenic Petroleum SA	5,608	40,674

		448,247

Hong Kong — 0.8%
BOC Hong Kong Holdings, Ltd.	11,000	24,807
Hang Lung Properties, Ltd.	48,000	168,602
Henderson Land Development Co., Ltd.	51,000	303,587
Hong Kong & China Gas Co., Ltd.	77,000	170,685
Hong Kong Exchanges and Clearing, Ltd.	18,400	283,335
Hongkong Electric Holdings, Ltd.	97,000	577,411
New World Development Co., Ltd.	31,000	49,448
Sino Land Co., Ltd.	42,000	69,151
Swire Pacific, Ltd., Class A	26,000	286,666
Wharf Holdings, Ltd.	44,000	219,537

		2,153,229

Ireland — 0.2%
CRH PLC	18,880	417,766
Kerry Group PLC	7,033	195,193

		612,959

Italy — 2.1%
A2A SpA	325,461	483,308
Assicurazioni Generali SpA	10,017	183,970
Atlantia SpA	12,137	226,038
ENI SpA	67,308	1,257,674
Intesa Sanpaolo SpA	368,951	985,341
Intesa Sanpaolo SpA RSP	340,384	698,785
Mediaset SpA	36,881	228,729

Security Description	Shares	Value (Note 2)

Italy (continued)
Snam Rete Gas SpA	36,612	$148,299
Telecom Italia SpA	653,736	764,661
Telecom Italia SpA RSP	434,637	396,717
UniCredit SpA	86,604	185,244

		5,558,766

Japan — 10.2%
Advantest Corp.	3,200	72,094
Aeon Co., Ltd.	44,000	459,193
Aisin Seiki Co., Ltd.	5,100	142,044
Ajinomoto Co., Inc.	23,000	195,106
All Nippon Airways Co., Ltd.†	16,000	48,110
Asahi Glass Co., Ltd.	6,000	63,473
Astellas Pharma, Inc.	10,400	334,968
Casio Computer Co., Ltd.	600	3,964
Central Japan Railway Co.	57	464,757
Chugai Pharmaceutical Co., Ltd.	2,300	40,687
Coca - Cola West Co., Ltd.	17,100	275,477
Dai Nippon Printing Co., Ltd.	21,000	256,955
Daido Steel Co., Ltd.	8,000	32,219
Daihatsu Motor Co., Ltd.	43,000	391,660
Daiichi Sankyo Co., Ltd.	11,600	204,949
Daito Trust Construction Co., Ltd.	500	25,213
Daiwa House Industry Co., Ltd.	6,000	57,284
Daiwa Securities Group, Inc.	29,000	129,844
Dena Co., Ltd.	600	18,094
Denso Corp.	17,800	479,550
Dentsu, Inc.	3,600	91,852
Dowa Holdings Co., Ltd.	17,000	91,040
East Japan Railway Co.	11,100	716,247
Eisai Co., Ltd.	2,700	89,926
Elpida Memory, Inc.†	2,000	36,324
Fast Retailing Co., Ltd.	1,400	196,653
FUJIFILM Holdings Corp.	14,400	428,247
GS Yuasa Corp.	10,000	68,368
Hankyu Hanshin Holdings, Inc.	53,000	234,392
Hitachi Chemical Co., Ltd.	900	17,560
Hitachi Construction Machinery Co., Ltd.	3,900	79,519
Hitachi Metals, Ltd.	12,000	119,572
Honda Motor Co., Ltd.	33,900	1,030,486
Ibiden Co., Ltd.	1,100	33,112
Inpex Corp.	32	200,867
Isetan Mitsukoshi Holdings, Ltd.	1,300	13,339
Isuzu Motors, Ltd.	108,000	334,222
Ito En, Ltd.	7,200	101,689
JGC Corp.	10,000	159,232
JSR Corp.	4,000	72,911
JTEKT Corp.	6,700	68,526
Jupiter Telecommunications Co., Ltd.	93	91,852
Kao Corp.	16,900	374,443
KDDI Corp.	33	149,202
Keyence Corp.	1,100	246,738
Kinden Corp.	4,000	34,590
Kintetsu Corp.	32,000	94,464
Konica Minolta Holdings, Inc.	48,000	538,864
Kubota Corp.	39,000	320,560
Kuraray Co., Ltd.	3,500	43,402
Kurita Water Industries, Ltd.	3,000	78,090
Kyocera Corp.	4,800	417,712
Makita Corp.	1,400	39,100
Maruichi Steel Tube, Ltd.	2,900	52,447
Mazda Motor Corp.	106,000	275,687
Mitsubishi Chemical Holdings Corp.	28,000	129,975
Mitsubishi Estate Co., Ltd.	29,000	442,678
Mitsubishi Logistics Corp.	1,000	11,534

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Mitsubishi Materials Corp.†	93,000	$251,062
Mitsubishi Motors Corp.†	284,000	361,525
Mitsubishi UFJ Financial Group, Inc.	204,800	991,131
Mitsui Fudosan Co., Ltd.	22,000	335,100
Mitsui Mining & Smelting Co., Ltd.	59,000	169,635
Mitsui O.S.K. Lines, Ltd.	35,000	248,889
Mizuho Financial Group, Inc.	184,800	332,589
MS&AD Insurance Group Holdings	8,800	217,187
Murata Manufacturing Co., Ltd.	5,200	251,654
NGK Insulators, Ltd.	8,000	144,680
Nidec Corp.	2,500	227,435
Nikon Corp.	7,000	134,892
Nippon Electric Glass Co., Ltd.	5,000	65,569
Nippon Express Co., Ltd.	1,000	4,411
Nippon Telegraph and Telephone Corp.	13,600	549,970
Nippon Yusen Kabushiki Kaisha	47,000	168,658
Nisshin Seifun Group, Inc.	3,000	33,712
Nisshin Steel Co., Ltd.	28,000	50,392
Nissin Foods Holdings Co., Ltd.	2,300	75,973
Nitto Denko Corp.	3,400	121,262
NKSJ Holdings, Inc.†	7,000	43,556
Nomura Holdings, Inc.	72,700	451,558
Nomura Research Institute, Ltd.	2,200	50,748
NSK, Ltd.	15,000	109,794
NTT Data Corp.	61	226,595
NTT DoCoMo, Inc.	355	527,095
Obayashi Corp.	9,000	36,741
Odakyu Electric Railway Co., Ltd.	15,000	120,658
Olympus Corp.	2,900	75,615
Oracle Corp.	2,400	112,197
Oriental Land Co., Ltd.	1,900	144,285
ORIX Corp.	1,410	107,384
Osaka Gas Co., Ltd.	44,000	149,684
Panasonic Corp.	52,400	667,615
Panasonic Electric Works Co., Ltd.	30,000	307,490
Rakuten, Inc.	207	144,247
Resona Holdings, Inc.	1,400	17,683
Rohm Co., Ltd.	3,300	209,679
Secom Co., Ltd.	6,600	282,469
Sekisui House, Ltd.	8,000	72,165
Sharp Corp.	28,000	304,812
Shimamura Co., Ltd.	100	9,086
Shimizu Corp.	14,000	49,010
Shin - Etsu Chemical Co., Ltd.	9,900	497,580
Shionogi & Co., Ltd.	500	9,037
Shiseido Co., Ltd.	7,300	141,314
SMC Corp.	4,100	531,369
Softbank Corp.	10,000	239,342
Sumco Corp.†	1,800	32,632
Sumitomo Chemical Co., Ltd.	36,000	146,963
Sumitomo Metal Industries, Ltd.	148,000	378,425
Sumitomo Mitsui Financial Group, Inc.	13,300	394,512
Sumitomo Realty & Development Co., Ltd.	7,000	124,905
T&D Holdings, Inc.	2,350	55,549
Takeda Pharmaceutical Co., Ltd.	19,800	824,593
TDK Corp.	1,900	110,508
Terumo Corp.	3,500	166,502
THK Co., Ltd.	400	8,200
Tobu Railway Co., Ltd.	1,000	5,213
Tokyo Electron, Ltd.	4,600	267,040
Tokyo Gas Co., Ltd.	81,000	352,889
Tokyo Steel Manufacturing Co., Ltd.	3,500	39,023
Tokyu Corp.	9,000	35,951
TonenGeneral Sekiyu K.K.	2,000	17,536
Toppan Printing Co., Ltd.	2,000	17,053

Security Description	Shares	Value (Note 2)

Japan (continued)
Toray Industries, Inc.	34,000	$176,856
Toyo Seikan Kaisha, Ltd.	1,800	28,069
Toyota Boshoku Corp.	300	4,928
Toyota Industries Corp.	8,000	205,256
Trend Micro, Inc.	2,200	64,871
Unicharm Corp.	1,100	111,056
Ushio, Inc.	4,800	74,114
USS Co., Ltd.	2,270	151,209
West Japan Railway Co.	50	178,601
Yahoo! Japan Corp.	735	258,107
Yakult Honsha Co., Ltd.	3,600	88,217
Yamada Denki Co., Ltd.	1,860	127,776
Yamaha Motor Co., Ltd.†	12,400	179,485
Yamato Holdings Co., Ltd.	9,200	124,888
Yamato Kogyo Co., Ltd.	4,100	111,898

		26,458,422

Jersey — 0.2%
Experian PLC(6)	6,228	55,859
Petrofac, Ltd.(6)	29,639	483,209

		539,068

Luxembourg — 0.0%
Millicom International Cellular SA SDR	663	51,530

Mauritius — 0.0%
Golden Agri - Resources, Ltd.	74,000	26,954

Netherlands — 0.9%
Aegon NV†	37,135	211,679
ASML Holding NV	24,658	714,153
ING Groep NV†	48,728	388,460
James Hardie Industries SE†	8,316	51,883
Koninklijke Ahold NV	71,876	904,778
Koninklijke KPN NV	3,953	51,437

		2,322,390

Netherlands Antilles — 0.6%
Schlumberger, Ltd.#	29,478	1,655,190

New Zealand — 0.1%
Contact Energy, Ltd.†	26,116	103,869
Fletcher Building, Ltd.	13,590	76,057

		179,926

Norway — 0.4%
DnB NOR ASA	6,830	68,124
Orkla ASA	4,887	33,916
Statoil ASA	46,495	919,590

		1,021,630

Portugal — 0.3%
Galp Energia SGPS SA	43,193	644,069

Singapore — 0.6%
CapitaLand, Ltd.	35,000	89,490
DBS Group Holdings, Ltd.	32,000	319,966
Jardine Cycle & Carriage, Ltd.	6,000	118,273
Singapore Airlines, Ltd.	38,000	391,358
Singapore Telecommunications, Ltd.	247,000	511,588

		1,430,675

Spain — 1.3%
Abertis Infraestructuras SA	50,731	721,547
Acciona SA	8,734	695,202
ACS Actividades de Construccion y Servicios SA	19,103	719,294
Banco Bilbao Vizcaya Argentaria SA	68,363	716,009
Criteria CaixaCorp SA	44,838	193,083

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Spain (continued)
Enagas	5,947	$95,989
Industria de Diseno Textil SA	3,312	184,905

		3,326,029

Sweden — 1.4%
Assa Abloy AB, Class B	34,125	689,676
Atlas Copco AB, Class A	59,642	852,383
Atlas Copco AB, Class B	31,455	408,932
Hennes & Mauritz AB, Class B	7,165	407,309
Nordea Bank AB	50,857	418,675
Skandinaviska Enskilda Banken AB, Class A	12,980	67,997
Skanska AB, Class B	15,684	231,167
Svenska Cellulosa AB, Class B	32,292	376,883
Svenska Handelsbanken AB, Class A	6,068	148,078

		3,601,100

Switzerland — 2.5%
Cie Financiere Richemont SA	27,464	910,120
Credit Suisse Group AG	31,284	1,215,359
Novartis AG	40,923	1,858,929
Roche Holding AG	8,354	1,147,117
Sonova Holding AG	1,031	111,775
Swisscom AG	2,426	773,088
UBS AG†	44,539	598,478

		6,614,866

United Kingdom — 8.1%
Anglo American PLC†(6)	34,806	1,340,831
Antofagasta PLC(6)	59,260	757,935
Associated British Foods PLC(6)	55,975	776,607
AstraZeneca PLC(6)	35,003	1,472,505
Autonomy Corp. PLC†(6)	6,960	176,607
Aviva PLC(6)	98,373	455,747
Balfour Beatty PLC(6)	81,605	299,292
BG Group PLC(6)	88,836	1,365,976
BT Group PLC(6)	243,840	448,216
Bunzl PLC(6)	70,175	728,579
Cairn Energy PLC†(6)	140,775	820,267
Carnival PLC(6)	17,861	681,247
Compass Group PLC(6)	38,757	300,685
Eurasian Natural Resources Corp. PLC(6)	50,244	729,628
Fresnillo PLC(6)	12,561	164,398
GlaxoSmithKline PLC(6)	105,372	1,769,157
HSBC Holdings PLC (London)(6)	290,396	2,645,277
International Power PLC(6)	180,383	759,251
Invensys PLC(6)	87,290	349,954
Legal & General Group PLC(6)	271,609	310,776
Marks & Spencer Group PLC(6)	59,077	302,761
Pearson PLC(6)	52,261	720,162
Prudential PLC(6)	71,612	561,742
Reckitt Benckiser Group PLC(6)	22,240	1,046,371
Royal Bank of Scotland Group PLC†(6)	340,221	230,045
Severn Trent PLC(6)	12,752	221,628
Standard Chartered PLC(6)	21,155	501,864
The Sage Group PLC(6)	155,858	536,705
Tullow Oil PLC(6)	21,784	352,544
United Utilities Group PLC(6)	30,808	241,124
Wolseley PLC†(6)	3,486	83,185

		21,151,066

United States — 45.9%
Abbott Laboratories	47,586	2,263,190
Aflac, Inc.	31,225	1,383,267
Altera Corp.#	13,640	321,495
American Express Co.	10,377	413,731

Security Description	Shares	Value (Note 2)

United States (continued)
Amgen, Inc.†	37,241	$1,928,339
Annaly Capital Management, Inc.	21,453	363,843
Apache Corp.	18,660	1,670,816
Apple, Inc.†	16,545	4,254,712
Automatic Data Processing, Inc.	6,721	274,754
Ball Corp.	7,963	392,178
Bank of America Corp.	207,459	3,265,405
BB&T Corp.#	3,698	111,828
Bed Bath & Beyond, Inc.†#	3,011	135,104
Best Buy Co., Inc.	6,211	262,415
BlackRock, Inc.	1,486	249,470
Bristol - Myers Squibb Co.	78,159	1,814,070
Broadcom Corp., Class A	26,354	909,740
Capital One Financial Corp.#	30,982	1,279,557
Cardinal Health, Inc.	20,213	697,146
Caterpillar, Inc.	29,529	1,794,182
Celgene Corp.†	3,224	170,098
CenterPoint Energy, Inc.	62,635	853,089
CenturyTel, Inc.#	44,174	1,516,493
CF Industries Holdings, Inc.	1,320	90,539
Chesapeake Energy Corp.#	31,767	709,675
Chubb Corp.	11,610	583,286
Cisco Systems, Inc.†	124,769	2,889,650
Citigroup, Inc.†	364,931	1,445,127
Colgate - Palmolive Co.	22,559	1,761,632
Corning, Inc.	8,910	155,301
CSX Corp.#	4,318	225,615
Cummins, Inc.#	2,011	136,708
Danaher Corp.	9,658	766,652
Deere & Co.	22,189	1,279,862
Dell, Inc.†	16,419	218,865
Devon Energy Corp.	26,643	1,701,156
DPL, Inc.	12,108	303,184
El Paso Corp.	5,462	61,939
Eli Lilly & Co.#	11,454	375,577
EMC Corp.†	3,612	67,255
First Solar, Inc.†#	574	64,495
Forest Laboratories, Inc.†	4,271	110,533
Franklin Resources, Inc.	5,317	521,545
General Cable Corp.†	3,692	115,043
Genuine Parts Co.	7,858	319,113
Gilead Sciences, Inc.†	19,858	713,299
Google, Inc., Class A†	5,632	2,732,534
Hess Corp.	28,504	1,516,413
Hewlett - Packard Co.	57,944	2,666,003
International Business Machines Corp.	26,513	3,321,018
Intuit, Inc.†	22,519	804,829
Joy Global, Inc.#	7,296	372,096
JPMorgan Chase & Co.	83,376	3,300,022
Kellogg Co.	28,025	1,497,376
Kimberly - Clark Corp.	28,111	1,706,338
Kohl’s Corp.†	26,205	1,329,904
Kraft Foods, Inc., Class A	24,934	713,112
Loews Corp.	45,125	1,467,014
Lowe’s Cos., Inc.	48,950	1,211,512
Lubrizol Corp.	3,844	340,463
Marsh & McLennan Cos., Inc.	14,312	312,145
McDonald’s Corp.	32,905	2,200,357
Medco Health Solutions, Inc.†	28,914	1,666,892
Medtronic, Inc.	44,991	1,762,747
Merck & Co., Inc.	80,360	2,707,328
MetLife, Inc.	18,715	757,770
Microsoft Corp.	141,001	3,637,826
Molex, Inc.#	12,582	266,487
Moody’s Corp.#	18,010	369,205

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
News Corp., Class A	126,098	$1,664,494
NIKE, Inc., Class B#	19,961	1,444,777
Norfolk Southern Corp.	1,899	107,218
Northeast Utilities	15,908	412,813
Oneok, Inc.	9,481	421,620
Owens - Illinois, Inc.†	19,922	604,234
PACCAR, Inc.#	35,857	1,470,137
Parker Hannifin Corp.	15,596	958,530
Pitney Bowes, Inc.#	25,063	567,426
PNC Financial Services Group, Inc.	25,249	1,584,375
Praxair, Inc.	17,017	1,320,519
Prudential Financial, Inc.	11,951	689,692
QUALCOMM, Inc.	36,519	1,298,616
Qwest Communications International, Inc.#	24,741	129,643
R.R. Donnelley & Sons Co.	23,608	452,329
Safeway, Inc.#	35,211	779,572
Sara Lee Corp.#	77,715	1,101,222
Southern Copper Corp.	35,548	1,047,955
Southwest Airlines Co.	57,095	710,262
Spectra Energy Corp.	69,186	1,384,412
Sprint Nextel Corp.†#	34,790	178,473
SPX Corp.	3,803	224,757
Staples, Inc.	28,558	614,568
Starbucks Corp.#	22,535	583,431
Stryker Corp.#	10,793	572,353
Symantec Corp.†	21,411	303,394
Synthes, Inc.	5,536	579,586
Target Corp.	33,904	1,848,785
The AES Corp.†	78,873	810,026
The Coca - Cola Co.	54,891	2,821,397
The Gap, Inc.	20,331	443,216
The Hershey Co.#	16,985	794,898
The Sherwin - Williams Co.#	10,403	797,182
The Travelers Cos., Inc.	33,687	1,666,496
The Williams Cos., Inc.	72,618	1,434,205
Time Warner Cable, Inc.#	25,926	1,418,930
Time Warner, Inc.	22,157	686,645
TJX Cos., Inc.	14,047	638,577
UnitedHealth Group, Inc.	58,072	1,688,153
US Bancorp	45,364	1,086,921
Visa, Inc., Class A	13,521	979,732
Walgreen Co.	50,820	1,628,273
WellPoint, Inc.†	18,338	940,739
Xerox Corp.	17,705	164,834
Xilinx, Inc.#	32,037	783,305

		119,439,086

Total Common Stock
(cost $267,671,117)		244,681,083

PREFERRED STOCK — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	8,413	273,032
Fresenius SE	681	43,155

Total Preferred Stock
(cost $332,923)		316,187

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group Expires 06/04/10†	1,724	0

Spain — 0.0%
Abertis Infraestructuras SA Expires 06/07/10†	50,731	35,859

Total Rights
(cost $45,273)		35,859

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11†	10,200	$0
(Strike Price 58.00 HKD)†
(cost $0)

Total Long-Term Investment Securities
(cost $268,049,313)		245,033,129

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Collective Investment Pool — 3.3%
Securities Lending Quality Trust(1)(2)	8,775,665	8,742,207

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.13% due 07/22/10@	$700,000	699,866
0.14% due 06/17/10@	300,000	299,982

		999,848

Total Short-Term Investment Securities
(cost $9,775,513)		9,742,055

REPURCHASE AGREEMENT — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 05/31/10 to be repurchased 06/01/10 in the amount of $12,878,014 and collateralized by $13,020,000 of United States Treasury Bills, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $13,264,776 (cost $12,878,000)	12,878,000	12,878,000

TOTAL INVESTMENTS
(cost $290,702,826)(5)	102.9%	267,653,184
Liabilities in excess of other assets	(2.9)	(7,508,572)

NET ASSETS —	100.0%	$260,144,612

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010, the Fund had loaned securities with a total value of $8,644,670. This was secured by collateral of $8,775,665, which was received in cash and subsequently invested in short-term investments currently valued at $8,742,207 as reported in the Portfolio of Investments. The remaining collateral of $133,802 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.50% to 1.00%	01/05/11 to 04/26/13
United States Treasury Notes/Bonds	1.25% to 4.13%	08/15/10 to 11/30/10

(3)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $21,690,134 representing 8.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

RSP—Risparmio Shares (Saving Share)

SDR—Swedish Depository Receipt

Currency Legend

HKD—Hong Kong Dollar

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
197	Long	S&P 500 Index	June 2010	$11,374,780	$10,721,725	$(653,055)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Canada	$13,093,877	$—		$—	$13,093,877
Japan	26,458,422	—		—	26,458,422
United Kingdom	—	21,151,066	#	—	21,151,066
United States	119,439,086	—		—	119,439,086
Other Countries*	63,999,564	539,068	#	0	64,538,632
Preferred Stock	316,187	—		—	316,187
Rights	35,859	—		—	35,859
Warrants	0	—		—	0
Short Term Investment Securities:
Collective Investment Pool	—	8,742,207		—	8,742,207
U.S. Government Treasuries	—	999,848		—	999,848
Repurchase Agreement	—	12,878,000		—	12,878,000
Other Financial Instruments:@
Open Futures Contracts - Depreciation	(653,055)	—		—	(653,055)

Total	$222,689,940	$44,310,189		$0	$267,000,129

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $21,690,134 representing 8.3% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	0
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$0

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Sovereign	39.1%
Collective Investment Pool	6.0
Medical — Drugs	4.5
U.S. Government Agencies	4.3
Oil Companies — Integrated	4.1
Multimedia	2.9
Telephone — Integrated	2.0
Telecom Services	1.9
Cable/Satellite TV	1.8
Insurance — Multi-line	1.8
Banks — Commercial	1.6
U.S. Municipal Bonds & Notes	1.6
Applications Software	1.5
Electric — Integrated	1.4
Diversified Manufacturing Operations	1.4
Electronic Components — Misc.	1.3
Cellular Telecom	1.2
Medical — Biomedical/Gene	1.2
Transport — Services	1.1
Electronic Components — Semiconductors	1.1
Enterprise Software/Service	1.0
Insurance — Reinsurance	0.9
Auto — Cars/Light Trucks	0.9
Networking Products	0.8
Computer Services	0.8
SupraNational Banks	0.8
Insurance — Property/Casualty	0.7
Medical — Generic Drugs	0.7
Diversified Minerals	0.7
Food — Misc.	0.7
Medical Labs & Testing Services	0.7
Retail — Drug Store	0.7
Toys	0.6
Beverages — Non-alcoholic	0.6
Banks — Fiduciary	0.6
Food — Retail	0.6
Semiconductor Components — Integrated Circuits	0.6
Security Services	0.5
Building Products — Cement	0.5
Retail — Building Products	0.5
Aerospace/Defense	0.5
Foreign Government Treasuries	0.5
Retail — Discount	0.5
Regional Authority	0.5
Retail — Major Department Stores	0.4
Publishing — Books	0.4
Insurance — Life/Health	0.4
Insurance Brokers	0.4
Rubber — Tires	0.3
Photo Equipment & Supplies	0.3
Medical — Hospitals	0.3
Human Resources	0.3
Investment Management/Advisor Services	0.3
Distribution/Wholesale	0.3
Real Estate Operations & Development	0.3
Medical Products	0.3
Chemicals — Specialty	0.3
Machinery — General Industrial	0.3
Oil Companies — Exploration & Production	0.2
Therapeutics	0.2
Diversified Banking Institutions	0.1
Time Deposits	0.1

102.9%

Country Allocation*

United States	27.3%
South Korea	8.4
United Kingdom	7.2
Mexico	5.6
Brazil	4.4
Poland	4.3
Indonesia	4.2
Germany	4.1
France	4.0
Switzerland	3.5
Sweden	3.3
Australia	2.3
Russia	2.3
South Africa	1.9
Norway	1.8
Singapore	1.7
Netherlands	1.7
Ireland	1.6
Japan	1.5
Hungary	1.2
Argentina	1.0
Lithuania	0.9
Malaysia	0.9
Spain	0.8
SupraNational	0.8
Bermuda	0.7
Italy	0.6
Israel	0.6
Taiwan	0.6
Venezuela	0.5
Qatar	0.5
United Arab Emirates	0.5
Egypt	0.4
Vietnam	0.4
China	0.4
Austria	0.4
Turkey	0.3
Hong Kong	0.3

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 48.7%
Austria — 0.4%
Telekom Austria AG#	120,080	$1,533,713

Bermuda — 0.7%
Invesco, Ltd.	62,094	1,152,465
PartnerRe, Ltd.	20,510	1,496,204

		2,648,669

China — 0.4%
China Telecom Corp., Ltd.	3,538,000	1,622,144

France — 4.0%
Alstom SA	20,900	1,005,343
AXA SA	129,445	2,141,051
Compagnie Generale des Etablissements Michelin, Class B	20,240	1,356,016
France Telecom SA ADR#	153,242	2,925,390
GDF Suez	24,180	750,840
Ipsen SA#	4,310	183,109
Sanofi - Aventis SA#	47,002	2,857,199
Total SA#	66,840	3,100,139
Vivendi SA	74,974	1,625,339

		15,944,426

Germany — 4.1%
Bayerische Motoren Werke AG#	41,225	1,923,986
Deutsche Post AG	144,737	2,156,454
E.ON AG	63,567	1,932,474
Merck KGaA	19,110	1,379,916
Muenchener Rueckversicherungs AG	17,500	2,226,570
Rhoen - Klinikum AG	56,666	1,306,813
SAP AG ADR#	44,280	1,878,800
Siemens AG ADR	39,400	3,527,482

		16,332,495

Hong Kong — 0.3%
Cheung Kong Holdings, Ltd.	96,324	1,097,909

Ireland — 1.6%
Accenture PLC, Class A	84,340	3,164,437
Covidien PLC	25,291	1,072,086
CRH PLC(7)	95,561	2,136,277

		6,372,800

Israel — 0.6%
Check Point Software Technologies, Ltd.†#	73,229	2,245,933

Italy — 0.6%
ENI SpA#	73,669	1,376,532
Intesa Sanpaolo SpA#	401,765	1,072,975

		2,449,507

Japan — 1.5%
FUJIFILM Holdings Corp.	44,607	1,326,584
Mitsubishi UFJ Financial Group, Inc.	116,000	561,383
Nintendo Co., Ltd.	8,524	2,514,405
Toyota Motor Co. ADR	21,910	1,584,969

		5,987,341

Netherlands — 1.7%
ING Groep NV CVA†	268,341	2,139,218
Koninklijke Philips Electronics NV	98,376	2,949,571
Reed Elsevier NV	155,953	1,629,944

		6,718,733

Norway — 1.1%
Statoil ASA#	83,870	1,658,802
Telenor ASA#	212,512	2,609,283

		4,268,085

Security Description	Shares	Value (Note 2)

Russia — 0.3%
Gazprom OAO ADR	47,700	$980,235

Singapore — 1.7%
DBS Group Holdings, Ltd.	329,095	3,290,597
Singapore Telecommunications, Ltd.	1,667,000	3,452,702

		6,743,299

South Africa — 0.6%
Sasol, Ltd. ADR	63,630	2,290,680

South Korea — 1.4%
KB Financial Group, Inc. ADR	29,280	1,170,614
Samsung Electronics Co., Ltd.	6,747	4,355,746

		5,526,360

Spain — 0.8%
Telefonica SA ADR#	56,803	3,258,788

Switzerland — 3.5%
ACE, Ltd.	57,657	2,834,418
Adecco SA#	26,910	1,305,045
Basilea Pharmaceutica AG†	2,030	123,478
Lonza Group AG	15,340	1,008,730
Novartis AG	43,790	1,989,163
Roche Holding AG	19,160	2,630,925
Tyco Electronics, Ltd.	71,521	2,061,235
Tyco International, Ltd.	50,931	1,843,193

		13,796,187

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,175,914	2,214,264

Turkey — 0.3%
Turkcell Iletisim Hizmet AS ADR	99,400	1,339,912

United Kingdom — 7.2%
Aviva PLC(7)	328,540	1,522,076
BAE Systems PLC(7)	411,019	1,924,180
BP PLC(7)	364,085	2,614,191
British Sky Broadcasting Group PLC(7)	133,728	1,116,830
G4S PLC(7)	569,643	2,171,668
GlaxoSmithKline PLC(7)	126,106	2,117,274
HSBC Holdings PLC (Hong Kong)	88,253	806,999
Kingfisher PLC(7)	285,880	926,529
Marks & Spencer Group PLC(7)	323,360	1,657,174
Pearson PLC(7)	118,479	1,632,653
Royal Dutch Shell PLC, Class B(7)	97,886	2,481,768
Tesco PLC(7)	382,710	2,285,026
Unilever PLC(7)	101,385	2,742,723
Vodafone Group PLC ADR#	163,547	3,287,295
Wolseley PLC†(7)	46,383	1,106,813

		28,393,199

United States — 15.3%
Amgen, Inc.†	66,240	3,429,907
AON Corp.	37,700	1,488,019
Biogen Idec, Inc.†#	10,060	477,146
Cisco Systems, Inc.†	141,870	3,285,709
Comcast Corp., Special Class A	171,115	2,946,600
CVS Caremark Corp.	74,220	2,570,239
Dr Pepper Snapple Group, Inc.	65,810	2,491,567
Home Depot, Inc.	31,740	1,074,716
Isis Pharmaceuticals, Inc.†#	40,300	370,760
Merck & Co., Inc.	100,530	3,386,856
Microsoft Corp.	144,404	3,725,623
News Corp., Class A	206,437	2,724,969
Onyx Pharmaceuticals, Inc.†#	16,930	377,370

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Oracle Corp.		89,720	$2,024,981
Pfizer, Inc.		223,479	3,403,585
PG&E Corp.		64,820	2,690,030
Quest Diagnostics, Inc.		50,660	2,672,315
Regeneron Pharmaceuticals, Inc.†#		20,570	587,685
Target Corp.		33,413	1,822,011
The Bank of New York Mellon Corp.		88,140	2,397,408
The Progressive Corp.		150,810	2,954,368
The Walt Disney Co.		37,070	1,238,879
Time Warner Cable, Inc.#		56,019	3,065,865
Time Warner, Inc.		64,972	2,013,482
United Parcel Service, Inc., Class B		35,370	2,219,821
Viacom, Inc., Class B		64,100	2,154,401
Watson Pharmaceuticals, Inc.†		66,670	2,944,147

			60,538,459

Total Common Stock
(cost $222,229,424)			192,303,138

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Petroleo Brasileiro SA ADR		59,980	1,857,581
Vale SA, Class A ADR		125,110	2,883,785

Total Preferred Stock
(cost $3,074,986)			4,741,366

CORPORATE BONDS & NOTES — 0.2%
Venezuela — 0.2%
Petroleos de Venezuela SA Senior Notes zero coupon due 07/10/11 (cost $998,043)		1,160,000	997,600

GOVERNMENT AGENCIES — 40.4%
Argentina — 1.0%
Republic of Argentina Senior Bonds 0.39% due 08/03/12(1)		11,593,000	3,767,725

Australia — 2.3%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,151,200
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,161,165
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11	AUD	2,040,000	1,744,054
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,197,742
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	899,908

			9,154,069

Brazil — 3.2%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	2,687,039
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,750,709
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,105,831

Security Description	Principal Amount(5)		Value (Note 2)

Brazil (continued)
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	$1,573,811
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,658,471

			12,775,861

Hungary — 1.2%
Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	154,943
Republic of Hungary Bonds 3.88% due 02/24/20	EUR	495,000	553,738
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	822,071
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,165,000	2,766,508
Republic of Hungary Bonds 6.25% due 01/29/20		520,000	517,234

			4,814,494

Indonesia — 4.2%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	114,250
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,288,740
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	124,000
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	304,375
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	838,193
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	678,421
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	148,568
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	182,780
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,743,255
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,674,896
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,598,800
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,171,952
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,167,222

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	$541,532

			16,576,984

Lithuania — 0.9%
Republic of Lithuania Bonds 7.38% due 02/11/20*		3,560,000	3,676,775

Malaysia — 0.9%
Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,145,590
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	278,540
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	956,577

			3,380,707

Mexico — 5.6%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,543,612
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,694,017
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,400,310
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	388,079
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	10,240,620
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,748,788

			22,015,426

Norway — 0.7%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,568,833
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	357,205

			2,926,038

Poland — 4.3%
Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	1,807,397
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	7,589,012
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,655,921
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	474,208

Security Description	Principal Amount(5)		Value (Note 2)

Poland (continued)
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	$2,724,130
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,853,183

			17,103,851

Qatar — 0.5%
State of Qatar Senior Notes 6.55% due 04/09/19*		1,630,000	1,813,375

Russia — 2.0%
Russian Federation Bonds 7.50% due 03/31/30*(2)		6,969,920	7,767,976

South Africa — 1.3%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	344,852
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	653,066
Republic of South Africa Bonds 5.88% due 05/30/22		700,000	712,250
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	132,450
Republic of South Africa Bonds 6.88% due 05/27/19		2,910,000	3,248,288

			5,090,906

South Korea — 7.0%
KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	936,628
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,143,442
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	7,941,307
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	68,146
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,821,344
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	241,970,000	209,882
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,115,478
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,592,184
Republic of South Korea Bonds 7.13% due 04/16/19		2,470,000	2,909,403

			27,737,814

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
SupraNational — 0.8%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19		$ 1,340,000	$1,625,077
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,362,654

			2,987,731

Sweden — 3.3%
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	68,205,000	9,010,009
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	3,863,166

			12,873,175

United Arab Emirates — 0.5%
Emirate of Abu Dhabi Notes 6.75% due 04/08/19*		1,600,000	1,808,000

Venezuela — 0.3%
Republic of Venezuela Notes 10.75% due 09/19/13#		1,415,000	1,220,437

Vietnam — 0.4%
Republic of Vietnam Bond 6.75% due 01/29/20*		1,695,000	1,744,647

Total Government Agencies
(cost $150,586,282)			159,235,991

MUNICIPAL BONDS & NOTES — 1.6%
United States — 1.6%
Bay Area Toll Authority California Revenue Bonds Series F-1 5.00% due 04/01/39		380,000	389,872
California State/CA General Obligation 6.00% due 04/01/38		3,140,000	3,389,536
Lewisville Independent School District/TX General Obligation 5.00% due 08/15/26		345,000	378,355
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	245,401
Metropolitan Transportation Authority/NY Revenue Bonds Series B - AGC - ICC 5.25% due 11/15/20		270,000	308,005
Metropolitan Transportation Authority/NY Revenue Bonds Series A 5.50% due 11/15/21		260,000	304,416
Palomar Pomerado Health/CA General Obligation Series A 5.13% due 08/01/37		1,310,000	1,280,787

Total Municipal Bonds & Notes
(cost $5,960,743)			6,296,372

Total Long-Term Investment Securities
(cost $382,849,478)			363,574,467

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 10.8%
Collective Investment Pool — 6.0%
Securities Lending Quality Trust(3)(4)		23,646,374	$23,556,220

Foreign Government Treasuries — 0.4%
Egypt Treasury Bills: 9.75% due 08/03/10	EGP	425,000	73,754
9.85% due 08/31/10	EGP	175,000	30,131
9.90% due 08/24/10	EGP	125,000	21,564
10.10% due 10/05/10	EGP	125,000	21,311
10.25% due 08/17/10	EGP	900,000	155,572
10.25% due 11/02/10	EGP	375,000	63,434
10.30% due 11/02/10	EGP	300,000	50,747
10.31% due 12/07/10	EGP	1,475,000	247,061
10.35% due 12/21/10	EGP	125,000	20,854
10.44% due 03/08/11	EGP	200,000	32,643
10.55% due 12/21/10	EGP	225,000	37,538
10.69% due 02/08/11	EGP	1,675,000	275,567
10.74% due 02/08/11	EGP	1,425,000	234,437
10.87% due 02/08/11	EGP	1,775,000	292,018
10.92% due 02/08/11	EGP	1,775,000	292,018

			1,848,649

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10		$223,000	223,000

U.S. Government Agencies — 4.3%
Federal Home Loan Bank Disc. Notes 0.01% due 06/01/10		13,045,000	13,045,000
Federal Farm Credit Bank Disc. Notes 0.08% due 06/01/10		3,830,000	3,830,000

			16,875,000

Total Short-Term Investment Securities
(cost $42,653,124)			42,502,869

TOTAL INVESTMENTS
(cost $425,502,602)(6)		102.9%	406,077,336
Liabilities in excess of other assets		(2.9)	(11,529,123)

NET ASSETS —		100.0%	$394,548,213

#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $19,822,313 representing 5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(4)

At May 31, 2010, the Fund had loaned securities with a total value of $23,174,788. This was secured by collateral of $23,646,374, which was received in cash and subsequently invested in short-term investments currently valued at $23,556,220 as reported in the Portfolio of Investments. The remaining collateral of $753,390 was received in the form of

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	06/17/10 to 11/26/10
United States Treasury Notes/Bonds	0.88% to 8.75%	06/15/10 to 02/15/25

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $26,435,182 representing 6.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
EUR	630,473	SEK	6,934,000	07/15/2010	$111,345
EUR	296,864	MYR	1,491,000	07/16/2010	91,133
EUR	334,440	MYR	1,683,000	07/20/2010	103,547
EUR	430,014	MYR	2,164,000	07/23/2010	133,033
EUR	428,676	MYR	2,164,000	07/27/2010	134,519
EUR	650,500	SEK	6,934,000	07/27/2010	86,662
EUR	774,391	NOK	6,799,000	08/20/2010	94,761
EUR	775,195	NOK	6,799,000	08/23/2010	93,597
EUR	773,748	NOK	6,799,000	09/07/2010	94,532
EUR	204,400	USD	300,948	09/20/2010	49,362
EUR	2,339,367	SEK	23,782,000	09/22/2010	163,478
EUR	885,208	SEK	9,000,000	09/23/2010	61,980
EUR	1,333,312	USD	1,954,942	09/23/2010	313,779
EUR	586,635	USD	868,572	09/24/2010	146,480
EUR	39,232	MYR	200,000	09/28/2010	12,700
EUR	509,152	CNY	5,013,880	10/15/2010	110,074
EUR	510,083	CNY	5,038,333	10/18/2010	112,579
EUR	681,747	CNY	6,753,219	10/19/2010	153,326
EUR	838,844	USD	1,251,991	11/18/2010	218,855
EUR	927,570	NOK	7,931,000	11/29/2010	74,450
EUR	190,735	USD	285,816	11/29/2010	50,876
EUR	297,971	NOK	2,570,000	12/01/2010	27,292
EUR	328,084	CNY	3,265,000	12/06/2010	76,611
EUR	195,111	USD	293,539	12/07/2010	53,187
EUR	1,203,000	USD	1,730,155	01/10/2011	247,637
EUR	4,361,000	USD	6,234,365	01/11/2011	860,024
EUR	1,790,639	USD	2,595,183	01/13/2011	388,413
EUR	462,350	USD	670,870	01/14/2011	101,067
EUR	375,660	USD	538,828	01/19/2011	75,836
EUR	664,629	USD	935,133	01/25/2011	115,937
EUR	177,000	USD	247,853	01/31/2011	29,675
EUR	906,268	NOK	7,552,200	02/08/2011	38,539
EUR	4,156,000	USD	5,702,586	02/08/2011	579,238
EUR	3,081,366	NOK	25,637,600	02/09/2011	124,669
EUR	2,870,000	USD	3,920,215	02/09/2011	382,155
EUR	1,810,000	USD	2,473,694	02/10/2011	242,348
EUR	1,210,000	USD	1,663,895	02/11/2011	172,205
EUR	2,128,000	USD	2,894,612	02/16/2011	271,059
EUR	1,698,000	USD	2,332,840	02/18/2011	239,374
EUR	729,000	USD	982,036	04/13/2011	82,626
*NZD	1,481,419	USD	1,019,587	01/28/2011	33,597
*NZD	110,442	USD	74,317	02/14/2011	913
*USD	40,089	CLP	22,590,000	06/01/2010	2,466
*USD	594,083	INR	29,157,000	06/01/2010	34,775
*USD	17,814	INR	864,000	06/02/2010	820
USD	89,104	INR	4,277,000	06/03/2010	3,132
USD	594,091	INR	28,552,000	06/04/2010	21,585
USD	297,045	INR	14,276,000	06/07/2010	10,692
USD	268,217	INR	12,934,000	06/08/2010	10,561
USD	119,527	INR	5,815,000	06/10/2010	5,782
USD	298,807	INR	14,522,000	06/11/2010	14,098
USD	298,789	INR	14,554,000	06/16/2010	14,635
USD	268,925	INR	13,258,000	06/21/2010	16,434
USD	204,199	INR	10,067,000	06/22/2010	12,455
USD	306,283	INR	15,233,000	06/24/2010	21,478
USD	204,192	INR	10,230,000	06/25/2010	15,898
USD	1,585,177	MYR	5,625,000	06/29/2010	137,493

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
USD	408,396	INR	20,236,000	07/09/2010	$26,363
USD	224,611	INR	11,255,000	07/12/2010	17,132
USD	255,848	MYR	912,824	07/12/2010	23,531
USD	985,374	MYR	3,537,000	07/13/2010	97,107
USD	450,528	MYR	1,621,000	07/16/2010	45,497
USD	51,040	INR	2,552,000	07/19/2010	3,739
USD	51,040	INR	2,552,000	07/20/2010	3,735
USD	716,086	MYR	2,557,000	07/20/2010	66,198
USD	878,001	MYR	3,109,000	07/23/2010	73,020
USD	920,845	MYR	3,269,000	07/27/2010	78,919
USD	250,404	MYR	883,000	07/30/2010	19,605
USD	514,580	MYR	1,800,000	08/06/2010	35,654
USD	360,853	INR	18,021,000	08/20/2010	24,998
USD	312,730	INR	15,617,000	08/23/2010	21,578
USD	221,323	INR	11,044,000	09/01/2010	14,942
USD	858,926	PHP	41,489,000	10/04/2010	26,714
USD	1,145,256	PHP	55,058,000	10/05/2010	29,921
USD	152,709	PHP	7,272,000	10/06/2010	2,492
USD	477,192	PHP	22,596,000	10/07/2010	5,012
USD	1,145,230	PHP	54,261,000	10/08/2010	12,602
USD	114,529	PHP	5,384,000	10/12/2010	312
USD	116,036	MYR	394,093	10/13/2010	4,069
USD	316,602	PHP	14,886,000	10/13/2010	887
USD	62,175	PHP	2,916,000	10/15/2010	6
USD	103,611	PHP	4,878,000	10/19/2010	367
USD	621,691	PHP	29,292,000	10/21/2010	2,569
USD	1,192,421	PHP	56,795,000	10/25/2010	17,510
USD	685,586	INR	32,566,000	10/26/2010	8,649
USD	516,710	PHP	24,566,000	10/26/2010	6,581
USD	257,096	INR	12,138,000	10/27/2010	1,643
USD	158,982	PHP	7,593,000	10/28/2010	2,728
USD	713,092	MYR	2,432,356	12/16/2010	26,231
USD	462,329	MYR	1,576,495	12/17/2010	16,837
USD	550,806	MYR	1,886,510	12/21/2010	22,513
USD	729,822	MYR	2,508,772	12/22/2010	32,581
USD	356,120	MYR	1,224,911	12/23/2010	16,112
USD	402,355	MYR	1,385,872	12/28/2010	18,723
USD	242,745	INR	11,460,000	02/04/2011	173
USD	288,506	CLP	155,000,000	02/10/2011	2,455
USD	427,413	CLP	229,020,000	02/11/2011	2,482
USD	1,026,140	MYR	3,542,747	02/14/2011	48,622
USD	259,287	MYR	892,000	02/17/2011	11,292
USD	519,186	CLP	280,490,000	05/19/2011	5,425
USD	207,273	CLP	113,140,000	05/27/2011	4,272
USD	145,461	CLP	79,240,000	05/31/2011	2,676
USD	613,573	INR	29,157,000	06/01/2011	743

					$7,760,991

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*CLP	22,590,000	USD	41,717	06/01/2010	$(837)
*INR	29,157,000	USD	626,493	06/01/2010	(2,365)
*INR	864,000	USD	18,601	06/02/2010	(34)
MXN	8,343,000	USD	614,314	12/02/2010	(19,604)
*NZD	5,823,000	USD	3,766,316	08/05/2010	(161,782)
*NZD	685,000	USD	445,524	08/12/2010	(16,347)
*NZD	317,000	USD	205,765	08/13/2010	(7,963)
*NZD	334,000	USD	220,473	08/16/2010	(4,670)
*USD	4,110,164	NZD	5,823,000	08/05/2010	(182,066)
*USD	487,288	NZD	685,000	08/12/2010	(25,417)
*USD	225,488	NZD	317,000	08/13/2010	(11,761)
*USD	237,531	NZD	334,000	08/16/2010	(12,387)
USD	491,898	ILS	1,864,000	08/17/2010	(10,667)
USD	540,602	ILS	2,052,000	08/19/2010	(10,835)
USD	187,201	ILS	715,500	08/20/2010	(2,480)
USD	320,204	ILS	1,221,000	08/23/2010	(4,978)
USD	1,456,201	ILS	5,519,000	09/08/2010	(31,401)
USD	1,452,590	ILS	5,469,000	10/05/2010	(40,826)
USD	343,572	PHP	16,062,000	10/13/2010	(1,002)
USD	207,230	PHP	9,682,000	10/18/2010	(832)
USD	632,416	CNY	4,173,000	10/21/2010	(18,950)
USD	672,135	CNY	4,425,205	10/25/2010	(21,502)
USD	1,137,211	CNY	7,508,097	10/26/2010	(33,265)
USD	678,188	CNY	4,486,553	10/27/2010	(18,489)
USD	1,856,924	AUD	2,129,500	12/01/2010	(98,609)
USD	391,212	CNY	2,591,000	12/06/2010	(9,694)
USD	748,081	AUD	853,000	12/09/2010	(44,381)
USD	1,856,467	AUD	2,128,000	12/10/2010	(101,121)
USD	330,657	CNY	2,198,867	12/13/2010	(6,786)
USD	663,289	CNY	4,410,209	12/14/2010	(13,684)
USD	666,206	CNY	4,427,271	12/15/2010	(14,061)
USD	3,883,566	ILS	14,495,800	01/07/2011	(142,694)
USD	915,157	PHP	42,561,000	01/13/2011	(15,210)
USD	146,034	PHP	6,830,000	01/14/2011	(1,628)
USD	454,803	PHP	21,209,000	01/18/2011	(6,546)
USD	515,827	PHP	24,053,000	01/19/2011	(7,508)
USD	634,991	CLP	319,210,000	01/27/2011	(35,506)
USD	1,640,651	CLP	831,490,000	01/28/2011	(79,141)
*USD	1,039,616	NZD	1,481,419	01/28/2011	(53,626)
USD	854,942	CLP	443,230,000	01/31/2011	(22,653)
USD	2,201,943	CNY	14,622,000	02/01/2011	(43,859)
USD	1,842,000	AUD	2,211,537	02/08/2011	(29,588)
USD	1,888,000	KRW	2,228,406,400	02/09/2011	(34,533)
USD	144,392	CLP	76,600,000	02/14/2011	(620)
*USD	77,807	NZD	110,442	02/14/2011	(4,403)
USD	288,685	CLP	152,700,000	02/16/2011	(2,098)
USD	200,318	CLP	104,900,000	02/18/2011	(3,455)
USD	1,415,039	CLP	741,890,000	02/22/2011	(22,932)
USD	133,472	CLP	70,400,000	02/23/2011	(1,376)
USD	133,473	CLP	69,900,000	02/24/2011	(2,319)
USD	1,110,198	CLP	581,490,000	02/25/2011	(19,178)
USD	418,761	CLP	219,160,000	02/28/2011	(7,603)
USD	962,795	CLP	504,100,000	03/01/2011	(17,101)
USD	76,938	CLP	40,200,000	03/02/2011	(1,525)
USD	363,881	CLP	190,310,000	03/04/2011	(6,898)
USD	739,376	CLP	373,200,000	03/10/2011	(39,489)
USD	869,314	CLP	448,860,000	03/15/2011	(27,698)
USD	136,795	CLP	70,600,000	03/21/2011	(4,450)
USD	1,150,000	ILS	4,318,135	03/29/2011	(35,913)
USD	341,366	CLP	179,490,000	03/31/2011	(5,027)
USD	363,238	CLP	190,700,000	04/04/2011	(5,949)
USD	472,160	INR	21,429,000	04/11/2011	(19,478)
USD	1,012,338	INR	45,950,000	04/12/2011	(41,705)
USD	681,927	INR	30,864,000	04/13/2011	(30,000)
USD	669,377	INR	30,296,000	04/15/2011	(29,514)
USD	566,946	INR	25,756,000	04/19/2011	(23,082)
USD	227,029	MYR	740,795	04/19/2011	(2,746)
USD	653,734	MYR	2,123,000	04/22/2011	(11,036)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
USD	629,307	CLP	330,550,000	04/25/2011	$(10,499)
USD	475,160	INR	21,520,000	04/26/2011	(20,907)
USD	188,442	CLP	98,979,000	04/27/2011	(3,161)
USD	67,741	INR	3,070,000	04/27/2011	(2,941)
USD	305,638	CLP	159,543,000	04/28/2011	(6,998)
USD	336,099	INR	15,232,000	04/28/2011	(14,609)
USD	336,578	INR	15,247,000	04/29/2011	(14,788)
USD	146,704	CLP	77,900,000	05/10/2011	(955)

					$(1,841,741)

	Net Unrealized Appreciation/(Depreciation)				$5,919,250

*	Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNY—Yuan Renminbi

EGP—Egyptian Pound

EUR—Euro Dollar

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
United Kingdom	$4,094,294	$24,298,905	#	$—	$28,393,199
United States	60,538,459	—		—	60,538,459
Other Countries*	101,235,203	2,136,277	#	—	103,371,480
Preferred Stock	4,741,366	—		—	4,741,366
Corporate Bonds & Notes	—	997,600		—	997,600
Government Agencies	—	159,235,991		—	159,235,991
Municipal Bonds & Notes	—	6,296,372		—	6,296,372
Short-Term Investment Securities:
Collective Investment Pool	—	23,556,220		—	23,556,220
Foreign Government Treasuries	—	1,848,649		—	1,848,649
Time Deposits	—	223,000		—	223,000
U.S. Government Agencies	—	16,875,000		—	16,875,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	7,760,991		—	7,760,991
Open Forward Foreign Currency Contracts - Depreciation	—	(1,841,741)		—	(1,841,741)

Total	$170,609,322	$241,387,264		$—	$411,996,586

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $26,435,182 representing 6.7% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.2%
Federal Home Loan Bank	21.2
United States Treasury Bonds	18.8
United States Treasury Notes	17.3
Repurchase Agreements	9.7
Federal Home Loan Mtg. Corp.	7.0
Collective Investment Pool	3.6
Federal Farm Credit Bank	2.7
Government National Mtg. Assoc.	0.7

103.2%

Credit Quality†#

Government — Treasury	48.9%
Government — Agency	48.8
A	2.3

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 37.8%
Federal Farm Credit Bank — 2.7%
4.88% due 12/16/15	$2,000,000	$2,252,094
4.88% due 01/17/17#	1,000,000	1,116,289

		3,368,383

Federal Home Loan Bank — 5.2%
4.75% due 09/11/15	1,000,000	1,111,612
4.88% due 11/27/13	2,000,000	2,214,162
5.38% due 08/19/11#	2,000,000	2,109,860
5.38% due 06/14/13	1,000,000	1,113,673

		6,549,307

Federal Home Loan Mtg. Corp. — 7.0%
4.50% due 09/01/19	501,428	531,619
4.75% due 11/17/15	3,000,000	3,328,533
5.00% due 12/14/18	1,000,000	1,042,263
5.00% due 10/01/34	347,704	366,298
5.35% due 12/01/35(1)	113,010	120,052
5.50% due 12/01/36	260,678	278,294
5.75% due 01/15/12	2,000,000	2,155,440
6.00% due 11/01/33	533,036	582,050
6.50% due 02/01/32	200,789	222,115
7.50% due 09/01/16	78,312	85,479
8.00% due 02/01/30	4,500	5,149
8.00% due 08/01/30	1,133	1,296
8.00% due 06/01/31	5,535	6,334

		8,724,922

Federal National Mtg. Assoc. — 22.2%
2.49% due 02/01/35(1)	27,347	28,310
2.88% due 10/12/10	20,000,000	20,191,540
4.25% due 08/15/10	2,000,000	2,016,466
4.79% due 11/01/34(1)	84,598	89,119
5.00% due 02/16/12	752,000	803,980
5.00% due 02/01/19	474,020	508,761
5.00% due 12/01/36	699,070	733,036
5.25% due 08/01/12	1,000,000	1,078,120
5.32% due 01/01/36(1)	37,759	39,569
5.50% due 12/01/33	282,530	302,924
5.50% due 10/01/34	511,475	547,915
6.00% due 05/15/11	1,000,000	1,052,095
6.00% due 06/01/35	173,679	188,103
6.50% due 02/01/17	56,265	60,977
6.50% due 07/01/32	43,932	48,728
7.00% due 09/01/31	83,883	94,071
11.50% due 09/01/19	76	84
12.00% due 01/15/16	66	74
12.50% due 09/20/15	84	96
13.00% due 11/01/15	192	214
14.50% due 11/15/14	103	116

		27,784,298

Government National Mtg. Assoc. — 0.7%
5.00% due 09/15/35	17,861	18,942
5.00% due 02/15/36	526,255	556,792
5.00% due 05/15/36	71,213	75,345
6.00% due 01/15/32	101,198	111,173
6.50% due 08/15/31	74,346	82,785
7.50% due 02/15/29	8,010	9,121
7.50% due 07/15/30	504	575
7.50% due 01/15/31	7,157	8,173
7.50% due 02/15/31	6,594	7,530

		870,436

Total U.S. Government Agencies
(cost $45,034,985)		47,297,346

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 36.1%
United States Treasury Bonds — 18.8%
zero coupon due 08/15/24 STRIPS	$2,040,000	$1,127,016
2.00% due 01/15/26 TIPS(2)	2,170,793	2,256,607
4.63% due 02/15/40	10,000,000	10,678,120
4.75% due 02/15/37	3,500,000	3,824,842
5.00% due 05/15/37	5,000,000	5,675,000

		23,561,585

United States Treasury Notes — 17.3%
3.50% due 05/15/20#	18,000,000	18,298,080
4.00% due 02/15/15#	1,000,000	1,088,828
4.25% due 08/15/13	1,000,000	1,090,938
4.25% due 08/15/15	1,000,000	1,101,484

		21,579,330

Total U.S. Government Treasuries
(cost $44,141,276)		45,140,915

Total Long-Term Investment Securities
(cost $89,176,261)		92,438,261

SHORT-TERM INVESTMENT SECURITIES — 19.6%
Collective Investment Pool — 3.6%
Securities Lending Quality Trust(3)	4,576,055	4,558,609

U.S. Government Agencies — 16.0%
Federal Home Loan Bank Disc. Note 0.06% due 06/10/10	20,000,000	20,000,000

Total Short-Term Investment Securities
(cost $24,576,056)		24,558,609

REPURCHASE AGREEMENT — 9.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $12,087,000)	12,087,000	12,087,000

TOTAL INVESTMENTS
(cost $125,839,317)(5)	103.2%	129,083,870
Liabilities in excess of other assets	(3.2)	(4,030,385)

NET ASSETS	100.0%	$125,053,485

#	The security or a portion thereof is out on loan; see Note 2.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Securities

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$3,368,383	$—	$3,368,383
Federal Home Loan Bank	—	6,549,307	—	6,549,307
Federal Home Loan Mtg Corp.	—	8,724,922	—	8,724,922
Federal National Mtg. Assoc.	—	27,784,298	—	27,784,298
Government National Mtg. Assoc.	—	870,436	—	870,436
U.S. Government Treasuries	—	45,140,915	—	45,140,915
Short Term Investment Securities:
Collective Investment Pool	—	4,558,609	—	4,558,609
U.S. Government Agencies	—	20,000,000	—	20,000,000
Repurchase Agreement	—	12,087,000	—	12,087,000

Total	$—	$129,083,870	$—	$129,083,870

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.9%
Computers	8.4
Applications Software	4.6
Diversified Manufacturing Operations	4.3
Beverages — Non-alcoholic	3.8
Cosmetics & Toiletries	3.6
Electronic Components — Semiconductors	3.5
Medical — Drugs	3.5
Retail — Discount	3.5
Medical Products	3.2
Medical — Biomedical/Gene	2.6
Networking Products	2.2
Pharmacy Services	2.2
Web Portals/ISP	1.9
Transport — Services	1.8
Food — Misc.	1.8
Commercial Services — Finance	1.7
Enterprise Software/Service	1.6
Computers — Memory Devices	1.6
Wireless Equipment	1.4
Oil — Field Services	1.4
Retail — Building Products	1.3
Oil Companies — Exploration & Production	1.3
Aerospace/Defense	1.3
Banks — Super Regional	1.3
Oil Companies — Integrated	1.2
Medical Instruments	1.2
Finance — Credit Card	1.0
Industrial Automated/Robotic	1.0
Transport — Rail	1.0
Retail — Restaurants	1.0
Semiconductor Components — Integrated Circuits	1.0
E-Commerce/Products	0.9
Retail — Regional Department Stores	0.9
Diversified Banking Institutions	0.9
Multimedia	0.8
Auto — Cars/Light Trucks	0.8
Auto/Truck Parts & Equipment — Original	0.8
Chemicals — Diversified	0.8
Machinery — Construction & Mining	0.8
Insurance — Life/Health	0.8
Chemicals — Specialty	0.7
Appliances	0.7
Electric Products — Misc.	0.7
Retail — Apparel/Shoe	0.7
Finance — Investment Banker/Broker	0.7
Hotels/Motels	0.7
Medical — Wholesale Drug Distribution	0.7
Gold Mining	0.7
Broadcast Services/Program	0.6
Internet Infrastructure Software	0.6
Food — Confectionery	0.6
Retail — Drug Store	0.6
Time Deposits	0.6
Banks — Commercial	0.5
E-Commerce/Services	0.5
Electronic Components — Misc.	0.5
Diversified Minerals	0.5
Instruments — Scientific	0.5
Retail — Mail Order	0.5
Telecom Equipment — Fiber Optics	0.5
Computers — Periphery Equipment	0.4
Vitamins & Nutrition Products	0.4
Medical — Generic Drugs	0.4
Tobacco	0.4
Telecommunication Equipment	0.3
Metal — Copper	0.3
Food — Catering	0.3
Food — Wholesale/Distribution	0.3

Oil Field Machinery & Equipment	0.2
Retail — Major Department Stores	0.2
Computer Services	0.2
Diagnostic Equipment	0.2
Optical Supplies	0.2
Auto — Heavy Duty Trucks	0.2
Apparel Manufacturers	0.2
Soap & Cleaning Preparation	0.2
Food — Retail	0.2
Cable/Satellite TV	0.2
Human Resources	0.2
Retail — Jewelry	0.2
Computers — Integrated Systems	0.2
Industrial Gases	0.2
Garden Products	0.2
Semiconductor Equipment	0.2
Software Tools	0.2
Finance — Leasing Companies	0.2
Metal Processors & Fabrication	0.1
Finance — Auto Loans	0.1
Paper & Related Products	0.1
Home Furnishings	0.1
Retail — Pet Food & Supplies	0.1
Dental Supplies & Equipment	0.1
Building Products — Cement	0.1
Machinery — Electrical	0.1
Insurance — Property/Casualty	0.1
Consumer Products — Misc.	0.1
Multilevel Direct Selling	0.1
Engineering/R&D Services	0.1
Footwear & Related Apparel	0.1
Food — Meat Products	0.1
Transactional Software	0.1
Recreational Vehicles	0.1
Diversified Operations	0.1
Coal	0.1
Electronic Forms	0.1
Beverages — Wine/Spirits	0.1
Office Automation & Equipment	0.1
Retail — Bedding	0.1
Metal — Iron	0.1
Web Hosting/Design	0.1
Dialysis Centers	0.1
Steel — Producers	0.1
Entertainment Software	0.1

110.8%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Aerospace/Defense — 1.3%
Raytheon Co.	25,491	$1,335,983
Rockwell Collins, Inc.	105,300	6,143,202
The Boeing Co.	14,663	941,072

		8,420,257

Aerospace/Defense - Equipment — 0.0%
United Technologies Corp.	2,948	198,636

Apparel Manufacturers — 0.2%
Coach, Inc.#	33,832	1,390,834

Appliances — 0.7%
Whirlpool Corp.#	44,957	4,695,309

Applications Software — 4.6%
Intuit, Inc.†	126,666	4,527,043
Microsoft Corp.	966,135	24,926,283
Salesforce.com, Inc.†#	11,300	977,789

		30,431,115

Auto - Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	14,600	681,298
Ford Motor Co.†#	298,328	3,499,387
Hyundai Motor Co.	10,130	1,179,852

		5,360,537

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†#	23,612	838,934
PACCAR, Inc.	14,420	591,220

		1,430,154

Auto/Truck Parts & Equipment - Original — 0.8%
BorgWarner, Inc.†	133,700	4,981,662
Johnson Controls, Inc.	11,330	323,245

		5,304,907

Banks - Commercial — 0.5%
Banco Santander Brasil SA ADR	82,220	856,732
Bank Mandiri Tbk PT	864,500	504,095
HDFC Bank, Ltd. ADR	2,750	382,250
Itau Unibanco Holding SA ADR	23,900	439,999
Powszechna Kasa Oszczednosci Bank Polski SA	60,060	746,155
Toronto - Dominion Bank	9,331	638,894

		3,568,125

Banks - Fiduciary — 0.0%
The Bank of New York Mellon Corp.	1,880	51,136

Banks - Super Regional — 1.3%
Fifth Third Bancorp	45,690	593,513
PNC Financial Services Group, Inc.	25,319	1,588,767
Wells Fargo & Co.	209,304	6,004,932

		8,187,212

Beverages - Non - alcoholic — 3.8%
Coca - Cola Enterprises, Inc.	41,635	1,086,673
Dr Pepper Snapple Group, Inc.	25,359	960,092
PepsiCo, Inc.	170,303	10,710,356
The Coca - Cola Co.	240,191	12,345,817

		25,102,938

Beverages - Wine/Spirits — 0.1%
Pernod - Ricard SA	7,384	561,150

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†#	17,730	667,712
Scripps Networks Interactive Inc., Class A#	79,000	3,569,220

		4,236,932

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.1%
Holcim, Ltd.	12,820	$813,625

Cable/Satellite TV — 0.2%
DIRECTV, Class A†	34,574	1,303,094

Chemicals - Diversified — 0.8%
PPG Industries, Inc.	82,202	5,266,682

Chemicals - Specialty — 0.7%
Eastman Chemical Co.	15,805	954,464
Lubrizol Corp.	8,036	711,748
Sigma - Aldrich Corp.	57,100	3,042,288

		4,708,500

Coal — 0.1%
Peabody Energy Corp.	6,088	237,189
Walter Energy, Inc.#	5,319	421,956

		659,145

Commercial Services - Finance — 1.7%
Global Payments, Inc.#	16,310	688,119
Lender Processing Services, Inc.	8,420	285,775
Mastercard, Inc., Class A#	22,277	4,494,830
Paychex, Inc.#	148,000	4,223,920
Visa, Inc., Class A	15,799	1,144,796

		10,837,440

Computer Services — 0.2%
Accenture PLC, Class A	6,536	245,231
Cognizant Technology Solutions Corp., Class A†	14,679	734,537
Infosys Technologies, Ltd. ADR	9,060	521,222

		1,500,990

Computers — 8.4%
Apple, Inc.†	116,081	29,851,390
Hewlett - Packard Co.	273,185	12,569,242
International Business Machines Corp.	99,647	12,481,783
Research In Motion, Ltd.†	5,759	349,571

		55,251,986

Computers - Integrated Systems — 0.2%
Teradata Corp.†	37,700	1,204,138

Computers - Memory Devices — 1.6%
EMC Corp.†	511,257	9,519,605
SanDisk Corp.†	1,549	72,214
Seagate Technology†	27,919	428,836
Western Digital Corp.†	17,807	619,862

		10,640,517

Computers - Periphery Equipment — 0.4%
Lexmark International, Inc., Class A†#	76,997	2,891,237

Consumer Products - Misc. — 0.1%
Kimberly - Clark Corp.	12,642	767,369

Cosmetics & Toiletries — 3.6%
Colgate - Palmolive Co.	82,754	6,462,260
The Estee Lauder Cos., Inc., Class A	67,095	3,909,626
The Procter & Gamble Co.	214,394	13,097,329

		23,469,215

Dental Supplies & Equipment — 0.1%
Sirona Dental Systems, Inc.†#	23,883	844,981

Diagnostic Equipment — 0.2%
Gen - Probe, Inc.†#	33,800	1,485,848

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	8,710	$440,173

Diversified Banking Institutions — 0.9%
Barclays PLC(4)	332,550	1,457,515
Credit Suisse Group AG	29,030	1,127,793
HSBC Holdings PLC (London)(4)	80,790	735,933
JPMorgan Chase & Co.	17,958	710,778
The Goldman Sachs Group, Inc.	10,900	1,572,434

		5,604,453

Diversified Manufacturing Operations — 4.3%
3M Co.	91,174	7,231,010
Carlisle Cos., Inc.	20,465	795,884
Cooper Industries PLC, Class A#	19,950	937,051
Danaher Corp.	23,710	1,882,100
Eaton Corp.#	73,800	5,162,310
Honeywell International, Inc.	88,500	3,785,145
Illinois Tool Works, Inc.	99,650	4,626,749
ITT Corp.	4,829	233,144
Textron, Inc.#	158,901	3,284,484

		27,937,877

Diversified Minerals — 0.5%
BHP Billiton, Ltd.	64,821	2,089,838
BHP Billiton, Ltd. ADR#	7,200	466,848
Xstrata PLC(4)	44,760	657,181

		3,213,867

Diversified Operations — 0.1%
LVMH Moet Hennessy Louis Vuitton SA#	6,320	669,858

E - Commerce/Products — 0.9%
Amazon.com, Inc.†	48,981	6,145,156

E - Commerce/Services — 0.5%
Ctrip.com International, Ltd. ADR†	10,950	431,320
NetFlix, Inc.†	11,218	1,246,881
priceline.com, Inc.†#	1,480	282,917
Rakuten, Inc.#	1,866	1,300,313

		3,261,431

Electric Products - Misc. — 0.7%
Emerson Electric Co.	100,217	4,654,078

Electronic Components - Misc. — 0.5%
Jabil Circuit, Inc.#	102,434	1,402,321
Nidec Corp.	9,300	846,058
Tyco Electronics, Ltd.	33,573	967,574

		3,215,953

Electronic Components - Semiconductors — 3.5%
Altera Corp.#	120,002	2,828,447
ARM Holdings PLC(4)	101,110	362,657
Broadcom Corp., Class A	181,365	6,260,720
Cree, Inc.†#	21,432	1,422,442
Intel Corp.	257,956	5,525,417
Microchip Technology, Inc.	80,795	2,250,141
Micron Technology, Inc.†#	149,595	1,359,818
NVIDIA Corp.†	7,707	101,270
QLogic Corp.†#	90,513	1,640,096
Texas Instruments, Inc.	49,410	1,206,592

		22,957,600

Electronic Forms — 0.1%
Adobe Systems, Inc.†	18,445	591,716

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.1%
ABB, Ltd.†	41,540	$712,012

Engines - Internal Combustion — 0.0%
Cummins, Inc.	1,584	107,680

Enterprise Software/Service — 1.6%
Oracle Corp.	477,909	10,786,406

Entertainment Software — 0.1%
Activision Blizzard, Inc.	31,737	341,173

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.#	4,133	178,339

Finance - Auto Loans — 0.1%
AmeriCredit Corp.†	41,999	908,018

Finance - Credit Card — 1.0%
American Express Co.	168,245	6,707,928

Finance - Investment Banker/Broker — 0.7%
The Charles Schwab Corp.	283,179	4,627,145

Finance - Leasing Companies — 0.2%
ORIX Corp.	12,800	974,837

Food - Catering — 0.3%
Compass Group PLC(4)	211,953	1,644,379

Food - Confectionery — 0.6%
The Hershey Co.#	84,802	3,968,734

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	39,327	691,369

Food - Misc. — 1.8%
ConAgra Foods, Inc.	36,460	881,603
Corn Products International, Inc.	3,665	122,228
General Mills, Inc.	86,979	6,195,514
Kellogg Co.	61,109	3,265,054
Nestle SA	27,630	1,252,703

		11,717,102

Food - Retail — 0.2%
Whole Foods Market, Inc.†#	32,491	1,313,611

Food - Wholesale/Distribution — 0.3%
Sysco Corp.#	54,300	1,618,683

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	4,785	692,485

Garden Products — 0.2%
Toro Co.#	19,048	1,018,878

Gold Mining — 0.7%
Newmont Mining Corp.	81,067	4,363,026

Home Furnishings — 0.1%
Tempur - Pedic International, Inc.†#	26,358	875,086

Hospital Beds/Equipment — 0.0%
Hill - Rom Holdings, Inc.#	9,724	271,105

Hotels/Motels — 0.7%
Accor SA†#	16,500	786,795
Starwood Hotels & Resorts Worldwide, Inc.#	82,604	3,820,435

		4,607,230

Human Resources — 0.2%
Adecco SA#	26,470	1,283,706

Industrial Automated/Robotic — 1.0%
Nordson Corp.#	14,432	961,604
Rockwell Automation, Inc.#	107,225	5,729,032

		6,690,636

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	17,350	$1,198,191

Instruments - Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	46,900	2,441,614
Waters Corp.†#	8,233	563,467

		3,005,081

Insurance - Life/Health — 0.8%
Aflac, Inc.	112,876	5,000,407

Insurance - Property/Casualty — 0.1%
Admiral Group PLC(4)	41,120	767,874

Internet Content - Information/News — 0.0%
Baidu, Inc. ADR†	3,790	277,466

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†#	58,148	4,089,549

Internet Security — 0.0%
Symantec Corp.†	9,332	132,234
VeriSign, Inc.†#	1,200	33,492

		165,726

Investment Management/Advisor Services — 0.0%
Affiliated Managers Group, Inc.†#	784	56,174

Machinery - Construction & Mining — 0.8%
Atlas Copco AB, Class A	56,410	806,192
Caterpillar, Inc.	51,989	3,158,852
Komatsu, Ltd.	57,100	1,070,879

		5,035,923

Machinery - Electrical — 0.1%
SMC Corp.	6,100	790,573

Machinery - Pumps — 0.0%
Graco, Inc.#	6,674	211,499

Medical Instruments — 1.2%
Bruker Corp.†	541	6,889
Edwards Lifesciences Corp.†#(5)	87,200	4,406,216
ev3, Inc.†#	34,453	651,851
Intuitive Surgical, Inc.†	3,658	1,180,693
Medtronic, Inc.	32,766	1,283,772

		7,529,421

Medical Products — 3.2%
Baxter International, Inc.	42,347	1,788,314
Becton, Dickinson and Co.	32,743	2,334,576
Covidien PLC	106,109	4,497,960
Johnson & Johnson	200,880	11,711,304
Sonova Holding AG	4,070	441,247

		20,773,401

Medical Sterilization Products — 0.0%
STERIS Corp.#	3,236	103,002

Medical - Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†#	26,500	1,325,795
Amgen, Inc.†	154,339	7,991,673
Celgene Corp.†	13,622	718,697
Dendreon Corp.†	10,948	475,143
Gilead Sciences, Inc.†	146,951	5,278,480
Illumina, Inc.†#	15,629	657,043
Talecris Biotherapeutics Holdings Corp.†#	48,298	800,781

		17,247,612

Medical - Drugs — 3.5%
Abbott Laboratories	233,802	11,119,623

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Allergan, Inc.	108,694	$6,542,292
Bristol - Myers Squibb Co.	51,246	1,189,420
Eli Lilly & Co.	38,361	1,257,857
Novartis AG	9,250	420,182
Novo Nordisk A/S, Class B	30,900	2,387,056

		22,916,430

Medical - Generic Drugs — 0.4%
Perrigo Co.#	36,568	2,172,505
Teva Pharmaceutical Industries, Ltd. ADR	7,750	424,855

		2,597,360

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	62,976	1,969,890
Cardinal Health, Inc.	18,123	625,062
McKesson Corp.	28,745	2,012,150

		4,607,102

Metal Processors & Fabrication — 0.1%
Timken Co.	33,368	960,665

Metal - Copper — 0.3%
Antofagasta PLC(4)	41,240	527,459
Freeport - McMoRan Copper & Gold, Inc.	16,165	1,132,358

		1,659,817

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.#	8,390	468,665

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	26,472	761,335

Multimedia — 0.8%
The Walt Disney Co.	165,950	5,546,049

Networking Products — 2.2%
Acme Packet, Inc.†#	20,302	595,051
Cisco Systems, Inc.†	609,729	14,121,324

		14,716,375

Office Automation & Equipment — 0.1%
Canon, Inc.	13,300	546,595

Oil Companies - Exploration & Production — 1.3%
Apache Corp.	7,350	658,119
Cimarex Energy Co.	3,206	235,577
CNOOC, Ltd.	371,000	593,684
EXCO Resources, Inc.#	20,442	352,624
Occidental Petroleum Corp.	60,918	5,026,344
Southwestern Energy Co.†	44,101	1,658,639

		8,524,987

Oil Companies - Integrated — 1.2%
BG Group PLC(4)	75,480	1,160,609
Exxon Mobil Corp.	105,891	6,402,170

		7,562,779

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†#	42,600	1,542,120

Oil - Field Services — 1.4%
Petrofac, Ltd.(4)	18,150	295,902
Saipem SpA#	33,036	1,037,615
Schlumberger, Ltd.#	134,267	7,539,092

		8,872,609

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Optical Supplies — 0.2%
Alcon, Inc.	6,563	$921,970
Essilor International SA#	8,910	508,770

		1,430,740

Paper & Related Products — 0.1%
International Paper Co.	38,176	886,829

Pharmacy Services — 2.2%
Express Scripts, Inc.†	82,218	8,271,131
Medco Health Solutions, Inc.†	96,730	5,576,485
SXC Health Solutions Corp.†	9,138	672,191

		14,519,807

Recreational Vehicles — 0.1%
Polaris Industries, Inc.#	11,440	671,528

Retail - Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A#	53,172	1,905,153
J Crew Group, Inc.†#	28,323	1,292,662
Limited Brands, Inc.	1,538	38,235
Lululemon Athletica, Inc.†#	3,739	152,776
Ross Stores, Inc.	21,531	1,128,224
The Gap, Inc.	6,098	132,936

		4,649,986

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,766	483,070

Retail - Building Products — 1.3%
Home Depot, Inc.	259,349	8,781,557

Retail - Discount — 3.5%
Costco Wholesale Corp.	94,781	5,520,993
Dollar Tree, Inc.†	21,308	1,333,668
Family Dollar Stores, Inc.	8,833	359,856
Target Corp.	143,290	7,813,604
Wal - Mart Stores, Inc.	154,088	7,790,689

		22,818,810

Retail - Drug Store — 0.6%
Walgreen Co.	120,600	3,864,024

Retail - Jewelry — 0.2%
The Swatch Group AG, Class B	4,830	1,267,940

Retail - Mail Order — 0.5%
Williams - Sonoma, Inc.#	100,439	3,001,117

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.#	1,330	52,801
TJX Cos., Inc.#	32,118	1,460,084

		1,512,885

Retail - Pet Food & Supplies — 0.1%
PetSmart, Inc.#	26,930	855,297

Retail - Regional Department Stores — 0.9%
Kohl’s Corp.†	114,780	5,825,085

Retail - Restaurants — 1.0%
Chipotle Mexican Grill, Inc., Class A†#	26,602	3,784,932
McDonald’s Corp.	6,494	434,254
Starbucks Corp.	60,549	1,567,614
Yum! Brands, Inc.	18,990	777,640

		6,564,440

Schools — 0.0%
ITT Educational Services, Inc.†#	977	98,618

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 1.0%
Linear Technology Corp.#	202,067	$5,649,794
Marvell Technology Group, Ltd.†	42,085	798,773

		6,448,567

Semiconductor Equipment — 0.2%
ASML Holding NV	35,740	1,010,012

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(4)	28,937	1,361,459

Software Tools — 0.2%
VMware, Inc. Class A†#	14,871	984,609

Steel - Producers — 0.1%
Reliance Steel & Aluminum Co.#	8,598	394,734

Telecom Equipment - Fiber Optics — 0.5%
Corning, Inc.	170,365	2,969,462

Telecom Services — 0.0%
NeuStar, Inc., Class A†	11,889	254,306

Telecommunication Equipment — 0.3%
Arris Group, Inc.†#	80,600	884,182
Tellabs, Inc.	123,119	1,108,071

		1,992,253

Tobacco — 0.4%
Philip Morris International, Inc.	51,808	2,285,769

Transactional Software — 0.1%
VeriFone Holdings, Inc.†#	34,166	689,470

Transport - Rail — 1.0%
Union Pacific Corp.	92,243	6,588,918

Transport - Services — 1.8%
United Parcel Service, Inc., Class B	191,205	12,000,026

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co., Class A	54,663	2,695,979

Web Hosting/Design — 0.1%
Equinix, Inc.†#	5,010	460,970

Web Portals/ISP — 1.9%
Google, Inc., Class A†	25,130	12,192,573

Wireless Equipment — 1.4%
American Tower Corp., Class A†	154,401	6,257,873
QUALCOMM, Inc.	78,063	2,775,920

		9,033,793

X - Ray Equipment — 0.0%
Hologic, Inc.†	19,406	289,149

Total Long-Term Investment Securities
(cost $599,033,308)		651,794,308

SHORT-TERM INVESTMENT SECURITIES — 11.5%
Collective Investment Pool — 10.9%
Securities Lending Quality Trust(1)(2)	71,969,793	71,695,403

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$3,827,000	3,827,000

Total Short-Term Investment Securities
(cost $75,796,793)		75,522,403

TOTAL INVESTMENTS
(cost $674,830,101)(3)	110.8%	727,316,711
Liabilities in excess of other assets	(10.8)	(70,936,558)

NET ASSETS —	100.0%	$656,380,153

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010, the fund had loaned securities with a total value of $68,533,650. This was secured by collateral of $71,969,793 which was received in cash and subsequently invested in short-term investments currently valued at $71,695,403 as reported in the Portfolio of Investments. The remaining collateral of $264,357 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	09/16/10 to 11/26/10
United States Treasury Notes/Bonds	0.88% to 6.25%	01/31/11 to 08/15/23

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $8,970,968 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(5)	Illiquid security, At May 31, 2010, the aggregate value of these securities was $4,406,216 representing 0.7% of net assets.

ADR—American Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
DKK	377,598	USD	62,511	06/30/2010	$98

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
DKK	8,847,443	USD	1,459,739	06/30/2010	$(2,643)

	Net Unrealized Appreciation (Depreciation)				$(2,545)

Currency Legend

DKK—Danish Krone

USD—United State Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$55,251,986	$—		$—	$55,251,986
Other Industries*	587,571,354	8,970,968	#	—	596,542,322
Short-Term Investment Securities:
Collective Investment Pool	—	71,695,403		—	71,695,403
Time Deposits	—	3,827,000		—	3,827,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	98		—	98
Open Forward Foreign Currency Contracts - Depreciation	—	(2,643)		—	(2,643)

Total	$642,823,340	$84,490,826		$—	$727,314,166

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $8,970,968 representing 1.4% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2010 — (Unaudited)

Industry Allocation*

Diversified Banking Institutions	7.2%
Collective Investment Pool	6.1
Computers	5.8
Oil Companies — Integrated	5.3
Oil Companies — Exploration & Production	4.1
Medical — Drugs	3.8
Repurchase Agreement	3.5
Retail — Discount	3.5
Multimedia	2.7
Electric — Integrated	2.6
Electronic Components — Semiconductors	2.4
Telephone — Integrated	2.3
Diversified Manufacturing Operations	2.2
Beverages — Non-alcoholic	2.1
Banks — Super Regional	2.1
Web Portals/ISP	2.1
Transport — Rail	2.1
Aerospace/Defense	2.0
Retail — Drug Store	2.0
Applications Software	1.9
Oil — Field Services	1.8
Aerospace/Defense — Equipment	1.8
Medical Products	1.6
Cosmetics & Toiletries	1.5
Medical — Biomedical/Gene	1.5
Enterprise Software/Service	1.5
Networking Products	1.4
Insurance — Multi-line	1.4
E-Commerce/Products	1.3
Machinery — Construction & Mining	1.2
Exchange-Traded Fund	1.2
Apparel Manufacturers	1.2
Wireless Equipment	1.1
Electric Products — Misc.	1.1
Food — Misc.	1.1
Metal — Copper	1.0
Commercial Services — Finance	1.0
Retail — Major Department Stores	1.0
Medical — Generic Drugs	0.9
Retail — Building Products	0.8
Medical — HMO	0.8
Cable/Satellite TV	0.8
Medical Instruments	0.8
Finance — Credit Card	0.8
Instruments — Scientific	0.7
E-Commerce/Services	0.7
Insurance — Life/Health	0.7
Industrial Gases	0.7
Web Hosting/Design	0.6
Pharmacy Services	0.6
Casino Hotels	0.6
Consumer Products — Misc.	0.6
Chemicals — Diversified	0.6
Computers — Memory Devices	0.5
Gold Mining	0.5
Investment Management/Advisor Services	0.5
Semiconductor Equipment	0.5
Tobacco	0.5
Agricultural Chemicals	0.5
Telecom Equipment — Fiber Optics	0.5
Finance — Investment Banker/Broker	0.5
Oil & Gas Drilling	0.4
Medical — Wholesale Drug Distribution	0.4
Electronic Measurement Instruments	0.4
Consulting Services	0.3
Cellular Telecom	0.3
X-Ray Equipment	0.2
Retail — Apparel/Shoe	0.1

106.3%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.5%
Aerospace/Defense — 2.0%
General Dynamics Corp.	9,000	$611,100
Raytheon Co.	18,700	980,067

		1,591,167

Aerospace/Defense - Equipment — 1.8%
United Technologies Corp.#	20,700	1,394,766

Agricultural Chemicals — 0.5%
Monsanto Co.#	3,700	188,219
Potash Corp. of Saskatchewan, Inc.	2,000	198,380

		386,599

Apparel Manufacturers — 1.2%
Coach, Inc.#	23,000	945,530

Applications Software — 1.9%
Microsoft Corp.	59,800	1,542,840

Banks - Super Regional — 2.1%
US Bancorp	20,000	479,200
Wells Fargo & Co.	41,500	1,190,635

		1,669,835

Beverages - Non - alcoholic — 2.1%
PepsiCo, Inc.	26,900	1,691,741

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	35,000	633,150

Casino Hotels — 0.6%
Las Vegas Sands Corp.†#	21,300	500,124

Cellular Telecom — 0.3%
Sprint Nextel Corp.†#	44,400	227,772

Chemicals - Diversified — 0.6%
E.I. du Pont de Nemours & Co.	13,000	470,210

Commercial Services - Finance — 1.0%
Visa, Inc., Class A#	11,200	811,552

Computers — 5.8%
Apple, Inc.†	9,700	2,494,452
Hewlett - Packard Co.	30,700	1,412,507
International Business Machines Corp.	5,700	713,982

		4,620,941

Computers - Memory Devices — 0.5%
EMC Corp.†	23,500	437,570

Consulting Services — 0.3%
FTI Consulting, Inc.†#	5,600	239,456

Consumer Products - Misc. — 0.6%
Kimberly - Clark Corp.	8,000	485,600

Cosmetics & Toiletries — 1.5%
The Procter & Gamble Co.#	19,900	1,215,691

Diversified Banking Institutions — 7.2%
Bank of America Corp.#	99,900	1,572,426
Citigroup, Inc.†#	250,100	990,396
JPMorgan Chase & Co.	50,650	2,004,727
Morgan Stanley	41,900	1,135,909

		5,703,458

Diversified Manufacturing Operations — 2.2%
Danaher Corp.#	6,500	515,970
General Electric Co.	78,050	1,276,117

		1,792,087

E - Commerce/Products — 1.3%
Amazon.com, Inc.†#	4,600	577,116
MercadoLibre, Inc.†#	8,900	461,643

		1,038,759

Security Description	Shares	Value (Note 2)

E - Commerce/Services — 0.7%
eBay, Inc.†	27,500	$588,775

Electric Products - Misc. — 1.1%
AMETEK, Inc.	12,000	487,200
Emerson Electric Co.#	8,300	385,452

		872,652

Electric - Integrated — 2.6%
Entergy Corp.	7,000	525,490
Exelon Corp.#	13,000	501,800
NextEra Energy, Inc.	10,500	524,265
PG&E Corp.	12,100	502,150

		2,053,705

Electronic Components - Semiconductors — 2.4%
Avago Technologies, Ltd.†	18,400	379,960
Broadcom Corp., Class A	14,700	507,444
Intel Corp.	47,100	1,008,882

		1,896,286

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†#	8,800	284,768

Enterprise Software/Service — 1.5%
Oracle Corp.	51,750	1,167,998

Finance - Credit Card — 0.8%
Discover Financial Services	45,000	605,250

Finance - Investment Banker/Broker — 0.5%
The Charles Schwab Corp.#	22,700	370,918

Food - Misc. — 1.1%
Kraft Foods, Inc., Class A	29,300	837,980

Gold Mining — 0.5%
Newmont Mining Corp.	8,000	430,560

Industrial Gases — 0.7%
Praxair, Inc.#	7,500	582,000

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.†#	11,400	593,484

Insurance - Life/Health — 0.7%
Lincoln National Corp.	22,000	582,120

Insurance - Multi-line — 1.4%
Assurant, Inc.#	17,500	607,250
The Allstate Corp.	16,000	490,080

		1,097,330

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.#	21,600	400,896

Machinery - Construction & Mining — 1.2%
Caterpillar, Inc.	10,000	607,600
Terex Corp.†#	17,800	387,328

		994,928

Medical Instruments — 0.8%
Medtronic, Inc.	7,200	282,096
St. Jude Medical, Inc.†	9,100	339,794

		621,890

Medical Products — 1.6%
Covidien PLC	11,100	473,305
Johnson & Johnson	13,750	801,625

		1,274,930

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 1.5%
Amgen, Inc.†	5,200	$269,256
Celgene Corp.†#	9,400	495,944
Gilead Sciences, Inc.†#	11,300	405,896

		1,171,096

Medical - Drugs — 3.8%
Abbott Laboratories	22,150	1,053,454
Allergan, Inc.	5,000	303,434
Merck & Co., Inc.	25,300	852,357
Pfizer, Inc.	53,250	810,997

		3,020,242

Medical - Generic Drugs — 0.9%
Mylan, Inc.†#	19,100	371,304
Teva Pharmaceutical Industries, Ltd. ADR	6,400	350,848

		722,152

Medical - HMO — 0.8%
UnitedHealth Group, Inc.	22,000	639,540

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,400	296,872

Metal - Copper — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	11,900	833,595

Multimedia — 2.7%
The Walt Disney Co.	18,500	618,270
Viacom, Inc., Class B†#	46,200	1,552,782

		2,171,052

Networking Products — 1.4%
Cisco Systems, Inc.†	47,500	1,100,100

Oil & Gas Drilling — 0.4%
Noble Corp.†	11,500	334,305

Oil Companies - Exploration & Production — 4.1%
Apache Corp.#	9,700	868,538
Devon Energy Corp.	6,000	383,100
Occidental Petroleum Corp.	21,800	1,798,718
Ultra Petroleum Corp.†#	4,100	188,682

		3,239,038

Oil Companies - Integrated — 5.3%
Chevron Corp.	17,200	1,270,564
ConocoPhillips	17,500	907,550
Exxon Mobil Corp.	19,950	1,206,177
Marathon Oil Corp.	26,000	808,340

		4,192,631

Oil - Field Services — 1.8%
Schlumberger, Ltd.#	25,100	1,409,365

Pharmacy Services — 0.6%
Express Scripts, Inc.†	5,000	503,000

Retail - Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	2,800	100,324

Retail - Building Products — 0.8%
Lowe’s Cos., Inc.	26,000	643,500

Retail - Discount — 3.5%
Target Corp.	18,700	1,019,711
Wal-Mart Stores, Inc.	34,900	1,764,544

		2,784,255

Retail - Drug Store — 2.0%
CVS Caremark Corp.	45,000	1,558,350

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Major Department Stores — 1.0%
J.C. Penney Co., Inc.#	27,700	$761,473

Semiconductor Equipment — 0.5%
ASML Holding NV	14,100	398,466

Telecom Equipment - Fiber Optics — 0.5%
Corning, Inc.#	21,300	371,259

Telephone - Integrated — 2.3%
AT&T, Inc.	42,100	1,023,030
Verizon Communications, Inc.	29,400	809,088

		1,832,118

Tobacco — 0.5%
Philip Morris International, Inc.	8,800	388,256

Transport - Rail — 2.1%
Union Pacific Corp.	23,000	1,642,890

Web Hosting/Design — 0.6%
Equinix, Inc.†#	5,500	506,055

Web Portals/ISP — 2.1%
Google, Inc., Class A†	3,400	1,649,612

Wireless Equipment — 1.1%
QUALCOMM, Inc.	25,000	889,000

X - Ray Equipment — 0.2%
Hologic, Inc.†#	13,200	196,680

Total Common Stock
(cost $78,044,577)		76,010,544

EXCHANGE-TRADED FUND — 1.2%
Financial Select Sector SPDR Fund# (cost $1,248,542)	67,200	986,496

Total Long - Term Investment Securities
(cost $79,093,119)		76,997,040

SHORT - TERM INVESTMENT SECURITIES — 6.1%
Collective Investment Pool — 6.1%
Securities Lending Quality Trust(1) (cost $4,835,599)	4,835,599	4,817,163

REPURCHASE AGREEMENT — 3.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $2,797,000)	$2,797,000	2,797,000

TOTAL INVESTMENTS
(cost $86,725,718)(3)	106.3%	84,611,203
Liabilities in excess of other assets	(6.3)	(5,009,230)

NET ASSETS —	100.0%	$79,601,973

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipts

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$4,620,941	$—	$—	$4,620,941
Diversified Banking Institutions	5,703,458	—	—	5,703,458
Oil Companies - Intergated	4,192,631	—	—	4,192,631
Other Industries*	61,493,514	—	—	61,493,514
Exchange-Traded Fund	986,496	—	—	986,496
Short-Term Investment Securities:
Collective Investment Pool	—	4,817,163	—	4,817,163
Repurchase Agreement	—	2,797,000	—	2,797,000

Total	$76,997,040	$7,614,163	$—	$84,611,203

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$—

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	27.2%
Medical — Drugs	17.3
Medical Products	10.8
Medical — HMO	7.1
Medical Instruments	6.5
Pharmacy Services	5.1
Medical — Generic Drugs	4.1
Medical — Hospitals	3.9
Therapeutics	3.1
Medical — Wholesale Drug Distribution	2.8
Medical Information Systems	1.5
Registered Investment Companies	1.2
Retail — Drug Store	1.1
Instruments — Scientific	1.1
Drug Delivery Systems	1.0
Diagnostic Kits	1.0
Dental Supplies & Equipment	1.0
Dialysis Centers	0.9
Medical Labs & Testing Services	0.8
Hazardous Waste Disposal	0.7
Applications Software	0.7
Heart Monitors	0.5
Disposable Medical Products	0.5
Agricultural Chemicals	0.5
Enterprise Software/Service	0.5
E-Commerce/Products	0.4
Physicians Practice Management	0.3
Physical Therapy/Rehabilitation Centers	0.3
Medical Laser Systems	0.3
Patient Monitoring Equipment	0.2
Computer Software	0.2
Chemicals — Diversified	0.2
Insurance Brokers	0.1

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 101.6%
Agricultural Chemicals — 0.5%
Monsanto Co.	17,200	$874,964

Applications Software — 0.7%
Nuance Communications, Inc.†	68,900	1,173,712

Chemicals - Diversified — 0.2%
Bayer AG	6,000	335,599

Computer Software — 0.2%
DynaVox, Inc., Class A†	25,400	376,936

Dental Supplies & Equipment — 1.0%
DENTSPLY International, Inc.	50,000	1,621,500

Diagnostic Kits — 1.0%
IDEXX Laboratories, Inc.†	26,800	1,694,832

Dialysis Centers — 0.9%
DaVita, Inc.†	23,800	1,509,634
Fresenius Medical Care AG & Co. KGaA	2,008	101,477

		1,611,111

Disposable Medical Products — 0.5%
C.R. Bard, Inc.	11,400	923,058

Drug Delivery Systems — 1.0%
Alkermes, Inc.†	155,500	1,765,702

E - Commerce/Products — 0.4%
Drugstore.com, Inc.†	188,100	645,183

Enterprise Software/Service — 0.5%
MedAssets, Inc.†	36,600	830,454

Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†	20,200	1,184,124

Heart Monitors — 0.5%
HeartWare International, Inc.†	15,800	934,570

Instruments - Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	7,900	411,274
Waters Corp.†	21,000	1,437,240

		1,848,514

Insurance Brokers — 0.1%
Tempo Participacoes SA†	110,400	187,309

Medical Information Systems — 1.5%
Allscripts - Misys Healthcare Solutions, Inc.†	43,200	812,592
Cerner Corp.†	8,400	703,164
Computer Programs & Systems, Inc.	22,700	976,327

		2,492,083

Medical Instruments — 6.5%
Arthrocare Corp.†	46,100	1,355,801
Beckman Coulter, Inc.	300	17,232
Boston Scientific Corp.†	63,900	386,595
Conceptus, Inc.†	78,700	1,313,503
Edwards Lifesciences Corp.†	44,600	2,253,638
Intuitive Surgical, Inc.†	4,260	1,375,000
Medtronic, Inc.	31,200	1,222,416
Micrus Endovascular Corp.†	33,300	575,424
St. Jude Medical, Inc.†	57,600	2,150,784
Volcano Corp.†	18,200	403,858

		11,054,251

Medical Labs & Testing Services — 0.8%
Covance, Inc.†	17,900	944,404
Fleury SA†	32,400	316,662
Laboratory Corp. of America Holdings†	1,900	143,659

		1,404,725

Security Description	Shares	Value (Note 2)

Medical Laser Systems — 0.3%
LCA - Vision, Inc.†	56,600	$424,500

Medical Products — 10.8%
Baxter International, Inc.	63,344	2,675,017
CareFusion Corp.†	97,950	2,489,889
Covidien PLC	64,800	2,746,872
EnteroMedics, Inc.†	201,900	72,603
Fresenius SE	11,136	703,639
Henry Schein, Inc.†	58,100	3,277,421
Nobel Biocare Holding AG	30,673	577,234
Orthofix International NV†	3,200	102,048
PSS World Medical, Inc.†	5,900	135,169
Sonova Holding AG	866	93,887
Stryker Corp.	51,700	2,741,651
Wright Medical Group, Inc.†	64,500	1,059,735
Zimmer Holdings, Inc.†	30,300	1,694,679

		18,369,844

Medical - Biomedical/Gene — 27.1%
Acorda Therapeutics, Inc.†	35,075	1,205,879
Alexion Pharmaceuticals, Inc.†	138,220	6,915,147
AMAG Pharmaceuticals, Inc.†	15,300	487,152
Amgen, Inc.†	57,875	2,996,768
Amylin Pharmaceuticals, Inc.†	36,300	599,676
Arqule, Inc.†	15,400	94,094
Basilea Pharmaceutica†	2,813	171,104
BioCryst Pharmaceuticals, Inc.†	28,000	198,240
Biogen Idec, Inc.†	6,600	313,038
Celgene Corp.†	61,240	3,231,022
Cubist Pharmaceuticals, Inc.†	53,100	1,141,650
Dendreon Corp.†	24,900	1,080,660
Dyadic International, Inc.†	35,800	93,080
Exelixis, Inc.†	109,000	564,620
Genmab A/S†	2,529	20,030
Genzyme Corp.†	5,800	282,170
Gilead Sciences, Inc.†	192,200	6,903,824
Human Genome Sciences, Inc.†	112,200	2,778,072
Illumina, Inc.†	65,200	2,741,008
Incyte Corp., Ltd.†	292,100	3,765,169
Intercell AG†	9,900	218,574
InterMune, Inc.†	21,700	196,168
Lexicon Pharmaceuticals, Inc.†	59,200	87,024
Life Technologies Corp.†	32,608	1,632,357
Micromet, Inc.†	53,600	326,424
Millipore Corp.†	1,900	201,799
Momenta Pharmaceuticals, Inc.†	29,900	396,773
Newron Pharmaceuticals SpA†	9,000	52,174
Regeneron Pharmaceuticals, Inc.†	55,700	1,591,349
Seattle Genetics, Inc.†	63,000	833,490
Sinovac Biotech, Ltd.†	35,000	141,400
The Medicines Co.†	214,000	1,798,670
Vertex Pharmaceuticals, Inc.†	82,294	2,846,549
Zymogenetics, Inc.†	36,400	169,260

		46,074,414

Medical - Drugs — 17.3%
Abbott Laboratories	1,400	66,584
Achillion Pharmaceuticals, Inc.†	39,400	87,468
Actelion, Ltd.†	7,700	279,152
Allergan, Inc.	27,900	1,679,301
Array Biopharma, Inc.†	12,000	45,840
Auxilium Pharmaceuticals, Inc.†	12,900	371,262
Biodel, Inc.†	19,600	96,432
Biovitrum AB†	38,700	207,778
Cadence Pharmaceuticals, Inc.†	67,500	535,275

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Cardiome Pharma Corp.†	62,900	$531,505
Cephalon, Inc.†	49,900	2,937,114
Chugai Pharmaceutical Co., Ltd.	60,700	1,073,782
Daiichi Sankyo Co., Ltd.	16,700	295,056
Elan Corp. PLC ADR†	184,300	1,057,882
Eli Lilly & Co.	600	19,674
Eurand NV†	21,484	192,067
Forest Laboratories, Inc.†	2,800	72,464
GlaxoSmithKline Pharmaceuticals, Ltd.	3,996	182,240
GlaxoSmithKline PLC(6)	22,600	379,446
Hikma Pharmaceuticals PLC(6)	37,900	370,072
Idenix Pharmaceuticals, Inc.†	203,700	796,467
Infinity Pharmaceuticals, Inc.†	35,850	252,025
Ipsen SA	13,338	566,660
King Pharmaceuticals, Inc.†	24,400	211,548
MAP Pharmaceuticals, Inc.†	16,200	241,704
Medicis Pharmaceutical Corp., Class A	21,700	503,223
Merck & Co., Inc.	145,204	4,891,923
Novo Nordisk A/S, Class B	7,946	613,837
Optimer Pharmaceuticals, Inc.†	24,500	261,415
Orexigen Therapeutics, Inc.†	12,400	67,456
Pfizer, Inc.	42,066	640,665
Pharmasset, Inc.†	36,400	1,072,344
Poniard Pharmaceuticals, Inc.†	96,100	103,788
Rigel Pharmaceuticals, Inc.†	19,800	129,096
Roche Holding AG	24,577	3,374,752
Salix Pharmaceuticals, Ltd.†	12,800	459,904
Shire PLC(6)	32,600	672,022
Shire PLC ADR	23,032	1,409,789
Targacept, Inc.†	4,100	94,300
UCB SA	14,449	476,559
Valeant Pharmaceuticals International†	34,500	1,603,560
Vectura Group PLC†(6)	138,600	77,830
XenoPort, Inc.†	48,100	477,633

		29,478,894

Medical - Generic Drugs — 4.1%
Mylan, Inc.†	21,100	410,184
Perrigo Co.	7,100	421,811
Sawai Pharmaceutical Co., Ltd.	11,500	991,934
Simcere Pharmaceutical Group ADR†	37,400	315,656
Teva Pharmaceutical Industries, Ltd. ADR	69,135	3,789,981
Towa Pharmaceutical Co., Ltd.	16,100	1,030,046

		6,959,612

Medical - HMO — 7.1%
Aetna, Inc.	27,700	807,732
AMERIGROUP Corp.†	63,800	2,291,696
Centene Corp.†	65,100	1,485,582
CIGNA Corp.	38,500	1,288,595
Humana, Inc.†	32,500	1,496,625
Triple - S Management Corp., Class B†	29,857	546,682
UnitedHealth Group, Inc.	26,800	779,076
WellCare Health Plans, Inc.†	28,400	774,184
WellPoint, Inc.†	51,800	2,657,340

		12,127,512

Medical - Hospitals — 3.9%
Bangkok Dusit Medical Services PCL	563,700	450,821
Community Health Systems, Inc.†	77,100	3,005,358
Health Management Associates, Inc., Class A†	117,000	1,088,100
Select Medical Holdings Corp.†	32,700	264,870
Tenet Healthcare Corp.†	130,200	744,744
Universal Health Services, Inc., Class B	26,100	1,106,118

		6,660,011

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 2.8%
A&D Pharma Holding NV GDR†	56,700	$278,805
AmerisourceBergen Corp.	32,600	1,019,728
McKesson Corp.	40,200	2,814,000
Profarma Distribuidora de Produtos Farmaceuticos SA	71,700	615,725

		4,728,258

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd. ADR	13,800	410,412

Pharmacy Services — 5.1%
Catalyst Health Solutions, Inc.†	26,826	1,027,168
Express Scripts, Inc.†	25,300	2,545,180
Medco Health Solutions, Inc.†	66,900	3,856,785
SXC Health Solutions Corp.†	17,017	1,251,770

		8,680,903

Physical Therapy/Rehabilitation Centers — 0.3%
Psychiatric Solutions, Inc.†	14,300	463,034

Physicians Practice Management — 0.3%
Healthways, Inc.†	38,400	544,512

Retail - Drug Store — 1.1%
CVS Caremark Corp.	50,349	1,743,586
Walgreen Co.	4,000	128,160

		1,871,746

Therapeutics — 3.1%
Alexza Pharmaceuticals, Inc.†	43,600	144,752
Allos Therapeutics, Inc.†	49,300	352,988
AVANIR Pharmaceuticals, Inc., Class A†	134,300	320,977
BioMarin Pharmaceutical, Inc.†	139,100	2,715,232
Neurocrine Biosciences, Inc.†	76,735	306,940
Onyx Pharmaceuticals, Inc.†	26,900	599,601
Theravance, Inc.†	50,900	646,939
Transition Therapeutics, Inc.†	4,522	19,462
Warner Chilcott PLC, Class A†	4,000	92,480

		5,199,371

Total Common Stock
(cost $164,900,076)		172,951,650

CONVERTIBLE PREFERRED STOCK — 0.1%
Medical - Biomedical/Gene — 0.1%
Pacific Biosciences of California, Inc., Series E 8.00%(2)(3)(4) (cost $135,905)	19,415	135,905

WARRANTS† — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $1.38)(1)(2)(3)	82,200	5

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(1)(2)(3)	13,050	28,561
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	32,297
Poniard Pharmacueticals, Inc. Expires 02/01/11 (Strike price $4.62)(2)(3)	5,994	0

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

WARRANTS (continued)
Medical - Drugs (continued)
Poniard Pharmacueticals, Inc. Expires 04/26/11 (Strike price $4.62)(2)(3)	61,566	$0

		60,858

Therapeutics — 0.0%
Favrille, Inc. Expires 03/07/11 (Strike price $5.25)(2)(3)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)(2)(3)	15,000	0

		0

Total Warrants
(cost $15,396)		60,863

Total Long-Term Investment Securities
(cost $165,051,377)		173,148,418

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
T. Rowe Price Reserve Investment Fund (cost $2,016,652)	2,016,652	2,016,652

TOTAL INVESTMENTS
(cost $167,068,029)(5)	102.9%	175,165,070
Liabilities in excess of other assets	(2.9)	(4,949,502)

NET ASSETS —	100.0%	$170,215,568

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $196,768 representing 0.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/16 Strike Price $2.77 (Warrant)	10/05/2009	13,050	$1,631	$28,561	$2.19	0.02%
Cadence Pharmaceuticals, Inc. Expires 02/18/14 Strike Price $7.84 (Warrant)	02/18/2009	9,484	1,186	32,297	3.41	0.02%
EnteroMedics, Inc. Expires 02/23/13 Strike Price $1.38 (Warrant)	02/23/2009	82,200	10,275	5	0.00	0.00%
Favrille, Inc. Expires 03/07/11 Strike Price $5.25 (Warrant)	03/10/2006	15,435	1,929	0	0.00	0.00%
Mannkind Corp. Expires 08/05/10 Strike Price $12.23 (Warrant)	08/05/2005	15,000	375	0	0.00	0.00%
Pacific Biosciences of California, Inc., Series E (Convertible Preferred Stock) 8.00%	07/11/2008	19,415	135,905	135,905	7.00	0.08%
Poniard Pharmaceuticals, Inc. Expires 02/01/11 Strike Price $4.62 (Warrant)	02/01/2006	5,994	0	0	0.00	0.00%
Expires 04/26/11 Strike Price $4.62 (Warrant)	04/26/2006	61,566	0	0	0.00	0.00%

				$196,768		0.12%

(4)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $1,499,370 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Open call option contracts written at May 31, 2010 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Acorda Therapeautics, Inc.	Jan-11	$35.00	21	$4,662	$13,440	$(8,778)
Acorda Therapeautics, Inc.	Jan-11	40.00	21	2,667	8,190	(5,523)
Acorda Therapeautics, Inc.	Jan-11	50.00	39	8,853	5,655	3,198
Aetna, Inc.	Jul-10	35.00	40	4,258	480	3,778
Allergan, Inc.	Oct-10	70.00	20	4,040	3,900	140
AMERIGROUP Corp.	Jun-10	30.00	32	3,424	20,160	(16,736)
Baxter International, Inc.	Aug-10	50.00	38	5,206	1,330	3,876
CareFusion Corp.	Jun-10	27.50	76	12,714	2,280	10,434
Catalyst Health Solutions, Inc.	Jun-10	45.00	2	254	20	234
Celgene Corp.	Jan-11	70.00	96	30,660	11,520	19,140
Celgene Corp.	Jan-11	75.00	59	12,827	3,894	8,933

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Cephalon, Inc.	Nov-10	$65.00	77	$29,028	$24,640	$4,388
Cephalon, Inc.	Jan-11	75.00	77	13,051	11,935	1,116
Community Health Systems, Inc.	Jun-10	45.00	32	5,509	800	4,709
Conceptus, Inc.	Aug-10	22.50	63	9,576	1,890	7,686
Covance, Inc.	Aug-10	65.00	40	6,880	1,800	5,080
Covidien, Ltd.	Jul-10	55.00	52	5,384	520	4,864
Covidien, Ltd.	Oct-10	55.00	19	2,888	570	2,318
CVS Caremark Corp.	Jan-11	40.00	20	2,564	2,560	4
Dendreon Corp.	Aug-10	60.00	57	9,706	6,099	3,607
Dendreon Corp.	Jan-11	60.00	39	18,837	12,870	5,967
Dendreon Corp.	Jan-11	65.00	18	9,351	4,500	4,851
Edwards Lifesciences Corp.	Nov-10	110.00	37	23,939	23,680	259
Express Scripts, Inc.	Aug-10	115.00	31	9,523	5,115	4,408
Express Scripts, Inc.	Jan-11	120.00	9	4,619	3,690	929
Gilead Sciences, Inc.	Aug-10	44.00	57	6,101	1,368	4,733
Gilead Sciences, Inc.	Aug-10	45.00	76	8,311	1,216	7,095
Gilead Sciences, Inc.	Aug-10	47.00	159	49,436	1,431	48,005
Gilead Sciences, Inc.	Aug-10	55.00	60	6,446	240	6,206
Gilead Sciences, Inc.	Nov-10	46.00	114	13,744	6,270	7,474
Gilead Sciences, Inc.	Nov-10	48.00	76	8,671	2,736	5,935
Gilead Sciences, Inc.	Jan-11	50.00	40	14,880	1,960	12,920
Gilead Sciences, Inc.	Jan-11	55.00	80	21,759	1,520	20,239
Gilead Sciences, Inc.	Jan-11	60.00	161	34,556	1,449	33,107
Gilead Sciences, Inc.	Jan-11	65.00	161	18,876	1,127	17,749
Henry Schein, Inc.	Jul-10	60.00	49	7,448	5,145	2,303
Human Genome Sciences, Inc.	Oct-10	37.00	4	448	364	84
Humana, Inc.	Aug-10	50.00	19	3,632	3,135	497
Humana, Inc.	Aug-10	55.00	48	12,571	2,640	9,931
Humana, Inc.	Nov-10	55.00	57	9,234	10,260	(1,026)
InterMune, Inc.	Jul-10	50.00	56	33,431	168	33,263
InterMune, Inc.	Jan-11	60.00	56	33,431	560	32,871
Intuitive Surgical, Inc.	Jan-11	380.00	6	11,398	16,200	(4,802)
Intuitive Surgical, Inc.	Jan-11	400.00	8	19,176	16,960	2,216
Laboratory Corp. of America Holdings	Aug-10	80.00	15	2,025	2,400	(375)
Medco Health Solutions, Inc.	Jun-10	60.00	39	5,928	2,730	3,198
Medco Health Solutions, Inc.	Jul-10	70.00	40	5,775	600	5,175
Medtronic, Inc.	Jan-11	50.00	62	13,534	4,278	9,256
Merck & Co., Inc.	Jul-10	40.00	40	6,522	240	6,282
Merck & Co., Inc.	Oct-10	39.00	57	5,700	2,907	2,793
Millipore Corp.	Oct-10	105.00	19	3,743	4,180	(437)
Monsanto Co.	Jul-10	57.50	38	9,766	2,774	6,992
Monsanto Co.	Jul-10	65.00	31	4,216	558	3,658
Monsanto Co.	Oct-10	57.50	57	25,976	12,198	13,778
Monsanto Co.	Oct-10	70.00	18	3,240	756	2,484
Pfizer, Inc.	Jan-11	20.00	121	11,737	2,299	9,438
Psychiatric Solutions, Inc.	Jun-10	25.00	87	12,945	65,250	(52,305)
Regeneron Pharmaceuticals, Inc.	Aug-10	35.00	57	6,164	6,270	(106)
St. Jude Medical, Inc.	Jul-10	45.00	61	6,832	915	5,917
St. Jude Medical, Inc.	Oct-10	45.00	60	7,620	3,600	4,020
St. Jude Medical, Inc.	Jan-11	45.00	80	19,905	10,400	9,505
SXC Health Solutions Corp.	Jul-10	60.00	21	11,487	31,500	(20,013)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	3,731	1,794	1,937
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	70.00	59	13,579	3,599	9,980
Valeant Pharmaceuticals International	Sep-10	50.00	56	15,672	15,960	(288)
Vertex Pharmaceuticals, Inc.	Jul-10	45.00	40	9,870	800	9,070
Vertex Pharmaceuticals, Inc.	Jul-10	50.00	80	9,760	1,200	8,560
Vertex Pharmaceuticals, Inc.	Oct-10	45.00	39	13,966	3,315	10,651
Walgreen Co.	Jul-10	38.00	40	4,580	280	4,300
Warner Chilcott PLC	Jul-10	30.00	3	396	15	381
WellPoint, Inc.	Jan-11	90.00	16	3,472	272	3,200

			3,551	$792,110	$427,377	$364,733

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Open put option contracts written at May 31, 2010 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-11	$55.00	19	$11,628	$18,145	$(6,517)
Acorda Therapeautics, Inc.	Jan-11	25.00	22	13,830	6,270	7,560
Acorda Therapeautics, Inc.	Jan-11	30.00	3	1,894	1,350	544
Acorda Therapeautics, Inc.	Jan-11	35.00	47	32,878	31,020	1,858
Acorda Therapeautics, Inc.	Jan-11	40.00	39	30,990	37,830	(6,840)
Alexion Pharmaceuticals, Inc.	Jan-11	45.00	8	6,004	4,240	1,764
Alexion Pharmaceuticals, Inc.	Jan-11	50.00	5	4,135	3,900	235
Alexion Pharmaceuticals, Inc.	Jan-11	60.00	57	54,457	81,510	(27,053)
Alkermes, Inc.	Aug-10	17.50	15	7,315	9,600	(2,285)
Allergan, Inc.	Jan-11	60.00	44	48,267	30,360	17,907
Allergan, Inc.	Jan-11	65.00	6	5,562	5,820	(258)
Allos Therapeutics, Inc.	Oct-10	10.00	39	13,923	14,430	(507)
AMAG Pharmaceuticals, Inc.	Jan-11	40.00	8	5,656	8,720	(3,064)
AMAG Pharmaceuticals, Inc.	Jan-11	45.00	29	34,328	43,790	(9,462)
AMAG Pharmaceuticals, Inc.	Jan-11	50.00	50	62,094	98,000	(35,906)
AMERIGROUP Corp.	Jun-10	25.00	4	1,068	40	1,028
AmerisourceBergen Corp.	Jan-11	35.00	46	30,602	24,380	6,222
Amgen, Inc.	Jul-10	55.00	4	1,328	1,760	(432)
Amgen, Inc.	Jul-10	57.50	4	1,788	2,540	(752)
Amgen, Inc.	Jan-11	55.00	11	6,387	8,085	(1,698)
Amgen, Inc.	Jan-11	60.00	11	9,042	11,550	(2,508)
Amylin Pharmaceuticals, Inc.	Jan-11	15.00	38	15,846	12,350	3,496
Amylin Pharmaceuticals, Inc.	Jan-11	20.00	36	22,641	21,780	861
Baxter International, Inc.	Jan-11	50.00	50	24,649	48,500	(23,851)
Baxter International, Inc.	Jan-11	55.00	30	24,269	42,000	(17,731)
BioCryst Pharmaceuticals, Inc.	Jan-11	12.50	40	24,036	26,200	(2,164)
Biogen Idec, Inc.	Jan-11	50.00	22	15,750	14,520	1,230
Biogen Idec, Inc.	Jan-11	55.00	15	11,055	15,000	(3,945)
Biogen Idec, Inc.	Jan-11	60.00	6	5,562	8,400	(2,838)
Boston Scientific Corp.	Jan-11	12.50	73	22,194	47,450	(25,256)
Cardinal Health, Inc.	Jan-11	40.00	23	20,447	16,330	4,117
Carefusion Corp.	Jun-10	27.50	20	6,940	4,600	2,340
Celgene Corp.	Jan-11	55.00	3	2,691	2,355	336
Celgene Corp.	Jan-11	60.00	20	26,579	21,600	4,979
Celgene Corp.	Jan-11	65.00	12	15,816	17,220	(1,404)
Celgene Corp.	Jan-11	70.00	27	32,035	49,815	(17,780)
Cephalon, Inc.	Jan-11	55.00	8	5,816	3,520	2,296
Cerner Corp.	Jan-11	75.00	62	76,695	39,680	37,015
Cerner Corp.	Jan-11	80.00	41	69,781	34,850	34,931
Cerner Corp.	Jan-11	90.00	23	29,336	31,510	(2,174)
Cerner Corp.	Jan-11	100.00	40	85,210	82,000	3,210
CIGNA Corp.	Jan-11	40.00	77	58,623	64,680	(6,057)
Community Health Systems, Inc.	Jun-10	35.00	7	2,524	350	2,174
Community Health Systems, Inc.	Jun-10	40.00	4	1,508	920	588
Computer Programs & Systems, Inc.	Sep-10	40.00	7	4,284	2,240	2,044
Conceptus, Inc.	Aug-10	20.00	2	494	780	(286)
Covance, Inc.	Nov-10	60.00	19	12,107	18,050	(5,943)
Covidien, Ltd.	Jul-10	55.00	16	8,280	20,800	(12,520)
Cubist Pharmaceuticals, Inc.	Jan-11	17.50	41	12,491	5,740	6,751
CVS Caremark Corp.	Jan-11	30.00	8	3,496	1,424	2,072
CVS Caremark Corp.	Jan-11	35.00	8	5,896	2,880	3,016
CVS Caremark Corp.	Jan-11	40.00	47	43,080	31,490	11,590
DaVita, Inc.	Jul-10	65.00	37	26,750	11,470	15,280
Dendreon Corp.	Jan-11	25.00	19	15,143	3,059	12,084
Dendreon Corp.	Jan-11	30.00	6	6,494	1,644	4,850
Dendreon Corp.	Jan-11	35.00	8	9,656	3,520	6,136
Dendreon Corp.	Jan-11	50.00	34	29,265	41,990	(12,725)
Dendreon Corp.	Jan-11	55.00	38	44,555	60,610	(16,055)
Dendreon Corp.	Jan-11	60.00	69	90,887	138,690	(47,803)
Dendreon Corp.	Jan-12	60.00	27	47,665	64,125	(16,460)
Dentsply International, Inc.	Jul-10	35.00	8	2,856	2,480	376
Dentsply International, Inc.	Oct-10	40.00	39	23,283	33,540	(10,257)
Edwards Lifesciences Corp.	Aug-10	100.00	4	5,988	2,480	3,508
Edwards Lifesciences Corp.	Nov-10	115.00	40	69,004	76,000	(6,996)
Elan Corp. PLC ADR	Jan-11	10.00	80	28,124	37,600	(9,476)
Eli Lilly & Co.	Jan-11	40.00	61	46,047	51,850	(5,803)
Express Scripts, Inc.	Jan-11	80.00	20	29,645	8,200	21,445

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Express Scripts, Inc.	Jan-11	$85.00	8	$10,581	$4,320	$6,261
Express Scripts, Inc.	Jan-11	90.00	12	15,700	8,160	7,540
Express Scripts, Inc.	Jan-11	95.00	20	31,015	17,400	13,615
Express Scripts, Inc.	Jan-11	100.00	28	34,405	30,240	4,165
Express Scripts, Inc.	Jan-11	105.00	23	31,692	30,820	872
Express Scripts, Inc.	Jan-11	110.00	42	59,533	68,460	(8,927)
Forest Labs, Inc.	Jan-11	35.00	167	106,598	160,320	(53,722)
Gilead Sciences, Inc.	Aug-10	40.00	4	956	1,960	(1,004)
Gilead Sciences, Inc.	Aug-10	48.00	24	8,788	29,160	(20,372)
Gilead Sciences, Inc.	Jan-11	40.00	8	4,184	5,120	(936)
Gilead Sciences, Inc.	Jan-11	45.00	15	10,395	15,150	(4,755)
Health Management Associates, Inc.	Aug-10	10.00	21	5,877	2,835	3,042
Health Management Associates, Inc.	Nov-10	10.00	78	16,146	13,260	2,886
Henry Schein, Inc.	Jul-10	50.00	8	1,834	640	1,194
Henry Schein, Inc.	Jul-10	60.00	24	11,928	13,440	(1,512)
Human Genome Sciences, Inc.	Jan-11	20.00	36	37,696	15,660	22,036
Human Genome Sciences, Inc.	Jan-11	30.00	30	22,742	29,700	(6,958)
Human Genome Sciences, Inc.	Jan-11	35.00	12	11,154	16,020	(4,866)
IDEXX Laboratories, Inc.	Jul-10	65.00	48	48,647	24,000	24,647
Illumina, Inc.	Jan-11	35.00	40	35,879	12,400	23,479
Illumina, Inc.	Jan-11	45.00	40	40,069	30,400	9,669
Illumina, Inc.	Jan-11	50.00	9	10,003	9,810	193
InterMune, Inc.	Jul-10	40.00	6	4,329	18,630	(14,301)
InterMune, Inc.	Jan-11	45.00	26	32,321	94,250	(61,929)
InterMune, Inc.	Jan-11	50.00	30	44,532	123,600	(79,068)
Intuitive Surgical, Inc.	Jan-11	320.00	8	31,936	37,440	(5,504)
Intuitive Surgical, Inc.	Jan-11	370.00	8	41,575	60,800	(19,225)
Johnson & Johnson	Jan-11	65.00	84	102,225	74,760	27,465
Johnson & Johnson	Jan-11	70.00	88	132,206	115,280	16,926
King Pharmaceuticals, Inc.	Jan-11	15.00	19	7,733	12,540	(4,807)
Laboratory Corp. of America Holdings	Aug-10	80.00	13	9,460	7,930	1,530
McKesson Corp.	Jan-12	80.00	37	62,508	60,310	2,198
Medco Health Solutions, Inc.	Jan-11	60.00	20	16,480	14,200	2,280
Momenta Pharmaceuticals, Inc.	Jan-11	15.00	11	8,959	5,060	3,899
Momenta Pharmaceuticals, Inc.	Jan-11	17.50	22	11,715	13,860	(2,145)
Monsanto Co.	Oct-10	50.00	19	10,488	8,550	1,938
Monsanto Co.	Jan-11	55.00	22	21,934	19,360	2,574
Nuance Communications, Inc.	Jan-11	20.00	40	24,879	17,200	7,679
Onyx Pharmaceuticals, Inc.	Jan-11	30.00	48	35,855	45,600	(9,745)
OSI Pharmaceuticals, Inc.	Jan-11	35.00	19	11,383	95	11,288
OSI Pharmaceuticals, Inc.	Jan-11	40.00	10	9,470	150	9,320
Perrigo Co.	Aug-10	50.00	20	11,870	4,100	7,770
Perrigo Co.	Aug-10	55.00	28	15,836	9,520	6,316
Pfizer, Inc.	Jan-11	20.00	329	154,860	172,725	(17,865)
Pfizer, Inc.	Jan-11	22.50	302	155,377	231,030	(75,653)
Pfizer, Inc.	Jan-11	25.00	329	241,714	333,935	(92,221)
PSS World Medical, Inc.	Aug-10	22.50	40	16,280	5,600	10,680
Psychiatric Solutions, Inc.	Jun-10	20.00	48	11,696	240	11,456
Psychiatric Solutions, Inc.	Jun-10	25.00	48	17,136	240	16,896
Quest Diagnostics, Inc.	Jan-11	55.00	21	16,832	11,550	5,282
Quest Diagnostics, Inc.	Jan-11	60.00	24	15,968	22,080	(6,112)
Regeneron Pharmaceuticals, Inc.	Aug-10	30.00	14	8,638	6,300	2,338
Salix Pharmaceuticals, Ltd.	Jan-11	35.00	15	19,455	10,650	8,805
Savient Pharmaceuticals, Inc.	Jan-11	15.00	82	42,404	55,350	(12,946)
St. Jude Medical, Inc.	Jul-10	40.00	31	5,711	10,540	(4,829)
St. Jude Medical, Inc.	Oct-10	40.00	31	8,562	13,950	(5,388)
St. Jude Medical, Inc.	Jan-11	35.00	41	22,291	11,890	10,401
St. Jude Medical, Inc.	Jan-11	40.00	32	11,246	17,280	(6,034)
Stericycle, Inc.	Nov-10	60.00	1	657	490	167
Stryker Corp.	Jan-11	50.00	8	4,856	3,040	1,816
Stryker Corp.	Jan-11	55.00	8	5,256	4,960	296
Stryker Corp.	Jan-11	65.00	76	67,279	101,080	(33,801)
SXC Health Solutions Corp.	Jul-10	60.00	40	42,063	2,600	39,463
SXC Health Solutions Corp.	Oct-10	60.00	12	7,524	3,060	4,464
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	11,661	15,275	(3,614)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	70.00	8	8,376	13,000	(4,624)
The Medicines Co.	Jul-10	10.00	33	6,935	8,085	(1,150)
Thermo Fisher Scientific, Inc.	Jun-10	55.00	11	9,647	3,850	5,797

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at May 31, 2010	Unrealized Appreciation/ (Depreciation)
Thermo Fisher Scientific, Inc.	Sep-10	$55.00	7	$6,419	$3,780	$2,639
UnitedHealth Group, Inc.	Jan-11	35.00	38	29,905	29,905	—
UnitedHealth Group, Inc.	Jan-12	35.00	42	36,183	39,270	(3,087)
Universal Health Services	Oct-10	45.00	8	4,576	4,480	96
Vertex Pharmaceuticals, Inc.	Jan-11	40.00	13	14,911	11,440	3,471
Vertex Pharmaceuticals, Inc.	Jan-11	45.00	20	27,312	25,000	2,312
Walgreen Co.	Jan-11	45.00	124	113,395	166,160	(52,765)
Walgreen Co.	Jan-11	50.00	118	140,746	215,940	(75,194)
Warner Chilcott PLC	Oct-10	25.00	40	9,480	14,400	(4,920)
Waters Corp.	Nov-10	75.00	1	1,127	990	137
Wellcare Health Plans, Inc.	Jan-11	35.00	40	41,079	39,200	1,879
WellPoint, Inc.	Jan-11	55.00	31	18,926	25,885	(6,959)
WellPoint, Inc.	Jan-11	60.00	15	15,022	17,400	(2,378)
Zimmer Holdings, Inc.	Jan-11	60.00	36	21,251	28,080	(6,829)

			5,191	$4,144,941	$4,632,872	$(487,931)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical Instruments	$11,054,251	$—		$—	$11,054,251
Medical Products	18,369,844	—		—	18,369,844
Medical - Biomedical/Gene	46,074,414	—		—	46,074,414
Medical - Drugs	27,979,524	1,499,370	#	—	29,478,894
Medical - HMO	12,127,512	—		—	12,127,512
Pharmacy Services	8,680,903	—		—	8,680,903
Other Industries*	47,165,832	—		—	47,165,832
Convertible Preferred Stock	—	—		135,905	135,905
Warrants	—	32,297		28,566	60,863
Short-Term Investment Securities:
Registered Investment Companies	—	2,016,652		—	2,016,652
Other Financial Instruments:@
Call Option Contracts Written - Appreciation	475,122	—		—	475,122
Call Option Contracts Written - Depreciation	(110,389)	—		—	(110,389)
Put Option Contracts Written - Appreciation	573,020			—	573,020
Put Option Contracts Written - Depreciation	(1,060,951)	—		—	(1,060,951)

Total	$171,329,082	$3,548,319		$164,471	$175,041,872

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,499,370 representing 0.9% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Warrants
Balance as of 5/31/2009	$176,823	$122,314	$96,626
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(97,251)	13,591	(69,691)
Net purchases (sales)	(79,572)	—	1,631
Transfers in and/or out of Level 3	—	—	—

Balance as of 5/31/2010	$—	$135,905	$28,566

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

United States Treasury Bonds	42.1%
United States Treasury Notes	12.3
Sovereign	7.3
Diversified Banking Institutions	6.9
Banks — Commercial	6.9
Insurance — Life/Health	6.8
Finance — Investment Banker/Broker	4.5
Banks — Super Regional	3.4
Special Purpose Entities	2.7
Diversified Financial Services	2.5
Finance — Consumer Loans	1.3
Time Deposits	1.0
Pipelines	0.6
Finance — Mortgage Loan/Banker	0.5
Diversified Minerals	0.4
Telephone — Integrated	0.4
Insurance — Property/Casualty	0.4
Containers — Metal/Glass	0.2

100.2%

Credit Quality†#

Government — Treasury	60.7%
AAA	7.6
AA	14.1
A	11.3
BBB	3.7
BB	0.2
Not Rated@	2.4

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 29.4%
Banks - Commercial — 4.5%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(1)	$3,000,000	$2,743,236
Manufacturers & Traders Trust Co. Sub. Notes 1.79% due 04/01/13(1)	500,000	487,756
National City Bank Sub. Notes 0.62% due 06/07/17(1)	1,000,000	893,731
Regions Financial Corp. Senior Notes 4.88% due 04/26/13	1,000,000	997,081
State Street Bank & Trust Co. Sub. Notes 0.45% due 12/08/15(1)	2,600,000	2,479,378
SunTrust Bank/Atlanta GA Sub. Notes 0.59% due 04/01/15(1)	2,000,000	1,798,374
U.S. Bank NA Sub. Notes 0.58% due 10/14/14(1)	1,000,000	975,390

		10,374,946

Banks - Money Center — 0.0%
RBS Capital Trust II Bank Guar. Bonds 6.43% due 01/03/34(1)(2)	50,000	26,500

Banks - Super Regional — 3.4%
Bank of America NA Sub. Notes 0.56% due 06/15/17(1)	2,000,000	1,745,514
PNC Preferred Funding Trust III Jr. Sub. Notes 8.70% due 03/15/13*(1)(2)	640,000	650,227
Wachovia Corp. Senior Notes 0.53% due 06/15/17(1)	1,000,000	902,139
Wachovia Corp. Sub. Notes 0.68% due 10/28/15(1)	3,000,000	2,785,245
Wells Fargo Bank NA Sub. Notes 0.65% due 05/16/16(1)	2,000,000	1,833,830

		7,916,955

Containers - Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	500,000	488,750

Diversified Banking Institutions — 5.7%
Citigroup, Inc. Senior Notes 0.63% due 11/05/14(1)	1,475,000	1,328,218
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(1)(3)	5,000,000	4,780,000
JPMorgan Chase & Co. Senior Notes 5.00% due 04/28/20(1)(3)	2,000,000	1,960,000
Morgan Stanley Senior Notes 0.78% due 10/15/15(1)	2,000,000	1,758,996

Security Description	Principal Amount(6)	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.93% due 05/14/13(1)	$2,000,000	$1,996,380
Morgan Stanley Senior Notes 4.14% due 06/01/11(1)	150,000	147,315
Morgan Stanley Senior Notes 4.49% due 11/01/13(1)	1,150,000	1,128,001

		13,098,910

Diversified Financial Services — 2.5%
American Express Travel Related Services Co., Inc. Senior Notes 0.48% due 06/01/11(1)	1,000,000	987,952
General Electric Capital Corp. Senior Notes 0.38% due 06/12/12(1)	1,500,000	1,447,379
General Electric Capital Corp. Senior Notes 0.40% due 03/20/14(1)	1,000,000	944,596
General Electric Capital Corp. Senior Notes 1.10% due 12/20/13(1)	2,500,000	2,409,027

		5,788,954

Finance - Consumer Loans — 0.4%
SLM Corp. Senior Notes 0.62% due 01/27/14(1)	1,000,000	843,978

Finance - Investment Banker/Broker — 3.7%
Citigroup Funding, Inc. Company Guar. Notes 3.47% due 05/28/13(1)	5,000,000	4,843,115
Citigroup Funding, Inc. Company Guar. Notes 5.00% due 03/30/20(1)(3)	3,000,000	2,928,750
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(1)	496,000	366,093
Lehman Brothers Holdings, Inc. Notes 0.00% due 04/14/11†(1)(4)(5)	400,000	82,000
Lehman Brothers Holdings, Inc. Notes 0.00% due 06/10/14†(1)(4)(5)	578,000	118,490
Lehman Brothers Holdings, Inc. Notes 0.00% due 11/01/14†(1)(4)(5)	1,000,000	185,000

		8,523,448

Insurance - Life/Health — 6.8%
John Hancock Life Insurance Co. Company Guar. Notes 4.04% due 08/15/11(1)	1,000,000	976,380
Monumental Global Funding III Senior Sec. Notes 4.32% due 05/22/18*(1)	5,000,000	5,481,475
Pacific Life Global Funding Bonds 4.32% due 02/06/16*(1)	300,000	284,508
Principal Life Income Funding Trusts Senior Sec. Notes 3.54% due 03/01/12(1)	4,390,000	4,315,545

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Principal Life Income Funding Trusts Senior Sec. Notes 3.95% due 07/15/11(1)	$2,464,000	$2,415,977
Protective Life Secured Trust Senior Sec. Notes 3.82% due 09/10/11(1)	170,000	165,772
Prudential Financial, Inc. Senior Notes 5.06% due 05/23/18(1)	2,000,000	1,984,960

		15,624,617

Insurance - Property/Casualty — 0.4%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/67(1)	1,000,000	950,000

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	500,000	498,725

Special Purpose Entities — 1.6%
BankBoston Capital Trust III Company Guar. Notes 1.01% due 06/15/27(1)	1,000,000	692,291
Genworth Global Funding Trust Sec. Notes 0.58% due 05/15/12(1)	1,000,000	959,285
Premium Asset Trust 05-7 Sec. Notes 0.52% due 09/28/10*(1)	1,000,000	980,000
Strats - Daimler Chrysler Bonds 2.31% due 11/15/13*(1)	1,000,000	1,016,800

		3,648,376

Total U.S. CORPORATE BONDS & NOTES
(cost $69,134,726)		67,784,159

FOREIGN CORPORATE BONDS & NOTES — 6.4%
Banks - Commercial — 2.4%
Barclays Bank PLC Senior Notes 3.64% due 02/25/13(1)	3,000,000	2,924,400
Barclays Bank PLC Senior Notes 4.50% due 03/10/17(1)	2,000,000	1,879,400
BNP Paribas LLC Bank Guar. Notes 3.94% due 04/03/17(1)	674,000	626,820

		5,430,620

Diversified Banking Institutions — 1.2%
Natixis Sub. Notes 0.55% due 01/15/19(1)	1,000,000	865,155
UBS AG Notes 4.50% due 04/09/20(1)(3)	2,000,000	1,930,000

		2,795,155

Diversified Minerals — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	1,000,000	996,055

Security Description	Principal Amount(6)		Value (Note 2)

Finance - Mortgage Loan/Banker — 0.5%
BRFkredit AS Government Guar. Notes 0.55% due 04/15/13*(1)		$1,000,000	$999,727

Pipelines — 0.4%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40		1,000,000	991,563

Special Purpose Entities — 1.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20		1,450,000	1,425,096
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40		1,100,000	1,081,112

			2,506,208

Telephone-Integrated — 0.4%
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(1)		1,000,000	966,983

Total Foreign Corporate Bonds & Notes
(cost $15,055,502)			14,686,311

FOREIGN GOVERNMENT AGENCIES — 7.3%
Sovereign — 7.3%
Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	10,600,599
Government of Canada Bonds 1.50% due 12/01/44	CAD	1,000,000	983,186
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,174,440	5,234,761

Total Foreign Government Agencies
(cost $17,242,648)			16,818,546

U.S. GOVERNMENT AGENCIES — 0.0%
Tennessee Valley Authority — 0.0%
4.65% due 06/15/35 (cost $99,881)		100,000	96,053

U.S. GOVERNMENT TREASURIES — 54.4%
United States Treasury Bonds — 42.1%
1.38% due 01/15/20 TIPS(7)		6,037,620	6,076,768
1.75% due 01/15/28 TIPS(7)		16,515,171	16,445,493
1.88% due 07/15/19 TIPS(7)		1,528,695	1,612,175
2.00% due 01/15/26 TIPS(7)		8,781,844	9,128,999
2.13% due 02/15/40 TIPS(7)		3,020,310	3,227,250
2.38% due 01/15/25 TIPS(7)		3,463,230	3,778,980
2.50% due 01/15/29 TIPS(7)		8,614,920	9,570,642
2.63% due 07/15/17 TIPS(7)		8,399,360	9,353,477
3.63% due 04/15/28 TIPS(7)		12,108,420	15,421,211
3.88% due 04/15/29 TIPS(7)		16,876,793	22,365,699

			96,980,694

United States Treasury Notes — 12.3%
1.38% due 07/15/18 TIPS(7)		8,476,440	8,651,267
1.63% due 01/15/15 TIPS(7)		3,088,343	3,235,521
1.88% due 07/15/15 TIPS(7)		12,305,920	13,062,537
2.00% due 07/15/14 TIPS(7)		2,308,820	2,462,500
3.63% due 02/15/20		1,000,000	1,025,703

			28,437,528

Total U.S. Government Treasuries
(cost $117,417,896)			125,418,222

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount(6)	Value (Note 2)

PREFERRED STOCK — 1.7%
Finance - Consumer Loans — 0.9%
SLM Corp. 4.20%(1)	133,000	$2,162,580

Finance-Investment Banker/Broker — 0.8%
JPMorgan Chase Capital XXIX 6.70%	80,000	1,860,800

Total Preferred Stock
(cost $4,402,325)		4,023,380

Total Long-Term Investment Securities
(cost $223,352,978)		228,826,671

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $2,254,000)	$2,254,000	2,254,000

TOTAL INVESTMENTS
(cost $225,606,978)(8)	100.2%	231,080,671
Liabilities in excess of other assets	(0.2)	(542,465)

NET ASSETS —	100.0%	$230,538,206

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $9,412,737 representing 4.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Bond in default
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$58,115,409	$9,668,750	$67,784,159
Foreign Corporate Bonds & Notes	—	7,952,511	6,733,800	14,686,311
Foreign Government Agencies	—	16,818,546	—	16,818,546
U.S. Government Agencies	—	96,053	—	96,053
U.S. Government Treasuries	—	125,418,222	—	125,418,222
Preferred Stock	4,023,380	—	—	4,023,380
Short-Term Investment Securities:
Time Deposits	—	2,254,000	—	2,254,000

Total	$4,023,380	$210,654,741	$16,402,550	$231,080,671

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bond & Notes
Balance as of 5/31/2009	$8,582,300	$—
Accrued discounts/premiums	300	(2,327)
Realized gain (loss)	(303,000)	—
Change in unrealized appreciation (depreciation)	1,108,650	(292,623)
Net purchases (sales)	280,500	7,028,750
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/2010	$9,668,750	$6,733,800

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Exchange-Traded Fund	10.5%
Collective Investment Pool	9.2
Banks — Commercial	7.7
Oil Companies — Integrated	5.2
Medical — Drugs	5.0
Diversified Banking Institutions	4.9
Electric — Integrated	3.4
Telephone — Integrated	3.3
Auto — Cars/Light Trucks	2.8
Diversified Minerals	2.8
Food — Misc.	2.6
Chemicals — Diversified	2.4
Insurance — Multi-line	2.1
Food — Retail	1.6
Tobacco	1.2
Import/Export	1.2
Cellular Telecom	1.2
Electric Products — Misc.	1.0
Real Estate Investment Trusts	1.0
Insurance — Life/Health	1.0
Metal — Diversified	1.0
Electronic Components — Misc.	0.9
Real Estate Operations & Development	0.9
Brewery	0.9
Medical Products	0.9
Transport — Rail	0.9
Insurance — Property/Casualty	0.8
Steel — Producers	0.7
Soap & Cleaning Preparation	0.7
Diversified Manufacturing Operations	0.7
Auto/Truck Parts & Equipment — Original	0.7
Repurchase Agreements	0.7
Building Products — Cement	0.7
Industrial Gases	0.6
Diversified Operations	0.6
Machinery — Construction & Mining	0.6
Audio/Video Products	0.6
Time Deposits	0.5
Building & Construction Products — Misc.	0.5
Semiconductor Equipment	0.5
Oil Companies — Exploration & Production	0.5
Investment Companies	0.5
Medical — Generic Drugs	0.5
Retail — Jewelry	0.5
Retail — Major Department Stores	0.5
Building — Heavy Construction	0.5
Transport — Marine	0.5
Office Automation & Equipment	0.5
Multimedia	0.5
Retail — Misc./Diversified	0.5
Cosmetics & Toiletries	0.5
Apparel Manufacturers	0.4
Telecom Services	0.4
Wireless Equipment	0.4
Engineering/R&D Services	0.4
Building & Construction — Misc.	0.4
Finance — Investment Banker/Broker	0.4
Retail — Apparel/Shoe	0.4
Enterprise Software/Service	0.4
Gas — Distribution	0.4
Oil — Field Services	0.3
Public Thoroughfares	0.3
Athletic Footwear	0.3
Machinery — General Industrial	0.3
Aerospace/Defense	0.3
Photo Equipment & Supplies	0.3
Transport — Services	0.3
Finance — Other Services	0.3
Metal — Copper	0.3

Security Services	0.3
Insurance — Reinsurance	0.3
Toys	0.3
U.S. Government Treasuries	0.3
Real Estate Management/Services	0.3
Investment Management/Advisor Services	0.2
Industrial Automated/Robotic	0.2
Textile — Products	0.2
Computer Services	0.2
Computers — Periphery Equipment	0.2
Aerospace/Defense — Equipment	0.2
Beverages — Wine/Spirits	0.2
Food — Dairy Products	0.2
Diversified Operations/Commercial Services	0.2
Computers — Integrated Systems	0.2
Advertising Services	0.2
Machinery — Farming	0.2
Distribution/Wholesale	0.2
Building — Residential/Commercial	0.2
Paper & Related Products	0.2
Oil Refining & Marketing	0.2
Cruise Lines	0.2
Metal Processors & Fabrication	0.2
Electronic Components — Semiconductors	0.2
Computers — Memory Devices	0.2
Rubber — Tires	0.2
Electric — Transmission	0.2
Beverages — Non — alcoholic	0.2
Medical — Biomedical/Gene	0.2
Power Converter/Supply Equipment	0.2
Airlines	0.2
Gold Mining	0.2
Agricultural Chemicals	0.1
Building Products — Doors & Windows	0.1
Television	0.1
Rubber & Vinyl	0.1
Machinery — Electrical	0.1
Casino Hotels	0.1
Electronic Measurement Instruments	0.1
Computer Aided Design	0.1
E-Commerce/Services	0.1
Medical — Wholesale Drug Distribution	0.1
Hotels/Motels	0.1
Water	0.1
Printing — Commercial	0.1
Fisheries	0.1
Transport — Truck	0.1
Steel Pipe & Tube	0.1
Seismic Data Collection	0.1
Finance — Leasing Companies	0.1
Applications Software	0.1
Circuit Boards	0.1
Mining	0.1
Building Products — Air & Heating	0.1
Retail — Home Furnishings	0.1
Web Portals/ISP	0.1
Human Resources	0.1
Agricultural Operations	0.1
Machine Tools & Related Products	0.1
Telecommunication Equipment	0.1
Food — Wholesale/Distribution	0.1
Publishing — Books	0.1
Publishing — Newspapers	0.1
Optical Supplies	0.1
Food — Catering	0.1
Steel — Specialty	0.1
Satellite Telecom	0.1
Containers — Paper/Plastic	0.1
Cable/Satellite TV	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Electric — Distribution	0.1%
Dialysis Centers	0.1
Shipbuilding	0.1
Non — Ferrous Metals	0.1
Chemicals — Specialty	0.1
Metal — Aluminum	0.1
Commercial Services	0.1
Filtration/Separation Products	0.1
Medical Instruments	0.1
Retail — Consumer Electronics	0.1

107.9%

Country Allocation*

United States	21.4%
Japan	21.1
United Kingdom	17.0
France	9.1
Germany	6.7
Australia	6.7
Switzerland	6.5
Spain	3.5
Italy	3.3
Sweden	2.3
Netherlands	2.2
Hong Kong	1.7
Singapore	1.2
Denmark	0.8
Israel	0.7
Finland	0.7
Belgium	0.6
Luxembourg	0.3
Norway	0.3
Bermuda	0.3
Austria	0.3
Jersey	0.3
Greece	0.3
Ireland	0.2
Portugal	0.1
Cayman Islands	0.1
New Zealand	0.1
Isle of Man	0.1

107.9%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 86.6%
Australia — 6.7%
AGL Energy, Ltd.	32,056	$373,775
Alumina, Ltd.	174,266	246,832
Amcor, Ltd.	87,199	451,397
AMP, Ltd.	146,286	689,436
Aristocrat Leisure, Ltd.#	28,568	98,751
Arrow Energy, Ltd.†#	41,838	172,488
Asciano Group†	208,947	281,861
ASX, Ltd.	12,306	320,697
Australia and New Zealand Banking Group, Ltd.	180,876	3,402,198
AXA Asia Pacific Holdings, Ltd.	73,809	362,169
Bendigo and Adelaide Bank, Ltd.	25,016	179,063
BGP Holdings PLC†(1)(2)(3)	835,027	0
BHP Billiton, Ltd.	239,647	7,726,253
Billabong International, Ltd.#	14,447	122,168
BlueScope Steel, Ltd.†	130,195	254,660
Boral, Ltd.	42,511	198,918
Brambles, Ltd.	100,859	565,478
Caltex Australia, Ltd.	9,643	88,455
CFS Retail Property Trust#	125,517	204,239
Coca-Cola Amatil, Ltd.	40,077	367,623
Cochlear, Ltd.	4,038	247,809
Commonwealth Bank of Australia	109,559	4,745,005
Computershare, Ltd.	31,744	289,312
Crown, Ltd.#	32,288	212,876
CSL, Ltd.	39,754	1,060,130
CSR, Ltd.#	106,656	151,968
Dexus Property Group	340,361	222,393
Energy Resources of Australia, Ltd.#	4,996	58,759
Fairfax Media, Ltd.#	151,162	192,441
Fortescue Metals Group, Ltd.†	88,657	301,977
Foster’s Group, Ltd.	137,846	648,496
Goodman Fielder, Ltd.	96,329	109,640
Goodman Group	443,145	235,378
GPT Group	125,878	280,177
Harvey Norman Holdings, Ltd.	37,933	110,016
Incitec Pivot, Ltd.	116,037	295,449
Insurance Australia Group, Ltd.	148,478	451,906
Intoll Group	161,508	141,614
Leighton Holdings, Ltd.#	9,610	264,293
Lend Lease Group	38,369	249,087
MacArthur Coal, Ltd.	9,100	91,223
Macquarie Group, Ltd.#	23,910	873,469
MAP Group	53,161	123,255
Metcash, Ltd.	54,683	177,497
Mirvac Group	213,329	235,614
National Australia Bank, Ltd.	151,345	3,142,762
Newcrest Mining, Ltd.	34,518	934,760
Nufarm, Ltd.	2	10
OneSteel, Ltd.	94,863	255,933
Orica, Ltd.	25,785	557,614
Origin Energy, Ltd.	62,723	793,226
OZ Minerals, Ltd.†	222,897	201,079
Paladin Energy, Ltd.†#	47,832	159,292
Qantas Airways, Ltd.†	79,251	167,041
QBE Insurance Group, Ltd.	73,207	1,213,431
Rio Tinto, Ltd.#	31,116	1,761,344
Santos, Ltd.	59,429	622,299
Sims Metal Management, Ltd.#	11,625	194,845
Sonic Healthcare, Ltd.	26,352	227,062
SP AusNet#	99,633	70,560
Stockland	170,170	558,100
Suncorp-Metway, Ltd.	90,749	622,795
TABCORP Holdings, Ltd.	43,403	241,880
Tatts Group, Ltd.#	90,286	180,405
Telstra Corp., Ltd.	310,964	770,791

Security Description	Shares	Value (Note 2)

Australia (continued)
Toll Holdings, Ltd.	47,445	$248,805
Transurban Group#	90,914	328,827
Wesfarmers, Ltd.	71,779	1,761,041
Wesfarmers, Ltd. PPS	10,844	266,232
Westfield Group	156,550	1,681,518
Westpac Banking Corp.	212,538	4,112,428
Woodside Petroleum, Ltd.	38,850	1,406,803
Woolworths, Ltd.	88,544	1,989,461
WorleyParsons, Ltd.	13,660	284,118

		52,630,707

Austria — 0.3%
Erste Group Bank AG#	49,380	1,783,450
Immofinanz AG†#	31,250	96,807
OMV AG#	4,723	150,607
Raiffeisen International Bank Holding AG#	1,750	75,510
Telekom Austria AG#	10,461	133,612
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A#	2,419	77,227
Vienna Insurance Group	1,242	52,491
Voestalpine AG	7,472	206,578

		2,576,282

Belgium — 0.6%
Ageas NV	272,932	696,194
Anheuser - Busch InBev NV	38,122	1,841,028
Belgacom SA	12,631	388,182
Colruyt SA	486	110,646
Compagnie Nationale a Portefeuille	4,049	178,690
Delhaize Group SA#	3,176	251,473
Dexia SA†#	17,096	71,056
Groupe Bruxelles Lambert SA	10,373	749,790
KBC Groep NV†	5,069	198,686
Mobistar SA	850	42,648
Solvay SA	1,867	163,848
UCB SA	3,230	106,790
Umicore	3,590	108,895

		4,907,926

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	32,000	115,483
Esprit Holdings, Ltd.	82,200	484,560
Kerry Properties, Ltd.	51,000	212,544
Li & Fung, Ltd.	162,000	702,186
Mongolia Energy Co., Ltd.†	218,000	80,073
Noble Group, Ltd.	219,454	283,692
NWS Holdings, Ltd.	61,000	106,858
Orient Overseas International, Ltd.	15,500	103,116
Peregrine Investment Holdings†(1)(2)	160,000	0
Seadrill, Ltd.#	8,800	169,830
Shangri - La Asia, Ltd.	92,000	162,108
Yue Yuen Industrial Holdings, Ltd.	53,000	163,022

		2,583,472

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	14,100	106,840
Foxconn International Holdings, Ltd.†	153,000	111,610
Lifestyle International Holdings, Ltd.	43,500	82,459
Sands China Ltd†	144,000	213,788
Wynn Macau, Ltd.†	111,000	179,621

		694,318

Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	18,238	81,160

Denmark — 0.8%
AP Moller - Maersk A/S, Series A	35	259,101

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Denmark (continued)
AP Moller - Maersk A/S, Series B	174	$1,329,217
Carlsberg A/S	24,579	1,876,415
Coloplast A/S	736	76,376
Danske Bank A/S†	34,786	706,446
DSV A/S	6,585	97,877
H. Lundbeck A/S#	23,327	346,337
Novo Nordisk A/S, Class B	13,717	1,059,652
Novozymes A/S	1,452	155,716
TrygVesta A/S	827	45,028
Vestas Wind Systems A/S†	6,414	306,938
William Demant Holding†	762	54,244

		6,313,347

Finland — 0.7%
Elisa Oyj†	4,302	72,346
Fortum Oyj	25,540	571,099
Kesko Oyj, Class B	5,921	190,192
Kone Oyj, Class B	4,856	189,531
Metso Oyj	4,024	127,378
Neste Oil Oyj#	4,145	62,317
Nokia Oyj#	169,452	1,743,533
Nokian Renkaat Oyj#	3,431	79,926
Orion Oyj	12,174	213,558
Outokumpu Oyj	4,015	63,670
Pohjola Bank PLC, Class A	69,613	682,891
Rautaruukki Oyj	2,722	43,098
Sampo Oyj, Class A	13,229	280,689
Sanoma Oyj	2,602	46,668
Stora Enso Oyj, Class R	18,318	136,911
UPM - Kymmene Oyj	37,583	482,798
Wartsila Oyj	2,484	106,998

		5,093,603

France — 9.1%
Accor SA†	4,614	220,017
Aeroports de Paris#	960	65,379
Air France - KLM†	4,368	53,009
Air Liquide SA#	19,133	1,877,147
Alcatel - Lucent†#	110,664	285,546
Alstom SA	6,479	311,656
Atos Origin SA†	24,701	1,100,729
AXA SA#	232,383	3,843,669
BioMerieux#	1,031	105,981
BNP Paribas#	104,451	5,944,353
Bouygues SA	11,999	513,977
Bureau Veritas SA	1,580	83,820
Cap Gemini SA#	4,605	206,992
Carrefour SA#	95,377	3,952,395
Casino Guichard Perrachon SA	3,908	299,776
Christian Dior SA#	30,542	2,950,308
Cie Generale de Geophysique-Veritas†	28,980	643,924
CNP Assurances†#	1,201	84,597
Compagnie de St. Gobain#	76,417	2,948,759
Compagnie Generale des Etablissements Michelin, Class B	4,642	310,999
Credit Agricole SA#	102,225	1,115,530
Danone SA#	79,879	4,126,165
Dassault Systemes SA#	14,990	874,279
EDF SA#	12,281	540,474
Eiffage SA#	1,309	57,551
Eramet	170	46,749
Essilor International SA#	6,441	367,787
Eurazeo	892	54,180
Eutelsat Communications#	3,119	102,181
Fonciere Des Regions†	753	69,406
France Telecom SA#	232,824	4,436,264

Security Description	Shares	Value (Note 2)

France (continued)
GDF Suez	50,732	$1,575,336
GDF Suez VVPR†	12,852	16
Gecina SA	607	50,547
Groupe Eurotunnel SA	15,250	118,199
Hermes International	1,662	219,837
ICADE	744	61,671
Iliad SA	526	44,338
Imerys SA	1,187	62,212
Ipsen SA#	927	39,383
JC Decaux SA†	2,146	51,245
Klepierre	2,942	79,167
L’Oreal SA	11,366	1,067,059
Lafarge SA	12,647	732,495
Lagardere SCA	7,095	228,470
Legrand SA#	58,365	1,727,336
LVMH Moet Hennessy Louis Vuitton SA#	7,721	818,351
Metropole Television SA	12,095	246,890
Natixis†	77,868	345,656
Neopost SA	989	72,473
PagesJaunes Groupe SA#	4,088	47,389
Pernod - Ricard SA	6,232	473,603
Peugeot SA†	4,873	117,052
PPR#	17,653	2,127,767
Publicis Groupe SA#	29,280	1,226,492
Renault SA†	8,324	300,688
Safran SA#	5,253	143,454
Sanofi - Aventis SA#	106,294	6,461,494
Schneider Electric SA	7,446	750,485
SCOR SE	5,309	103,867
Societe BIC SA	3,808	272,164
Societe Des Autoroutes Paris - Rhin - Rhone	3,705	224,767
Societe Generale#	32,803	1,413,382
Societe Television Francaise 1	3,795	54,419
Sodexo	2,969	168,146
Suez Environnement SA#	8,627	148,472
Technip SA	3,098	201,539
Thales SA#	2,891	99,243
Total SA#	194,045	9,000,097
Unibail - Rodamco SE	2,874	448,515
Vallourec SA#	1,713	320,396
Veolia Environnement	10,879	280,109
Vinci SA#	13,708	621,727
Vivendi SA#	51,324	1,112,638

		71,252,185

Germany — 6.5%
Adidas AG	43,711	2,198,793
Allianz SE#	53,588	5,360,967
BASF SE#	101,333	5,363,927
Bayer AG	92,708	5,185,451
Bayerische Motoren Werke AG	63,959	2,984,991
Beiersdorf AG	3,174	173,162
Celesio AG#	17,889	446,966
Commerzbank AG†#	22,319	159,435
Continental AG#	1,550	73,120
Daimler AG†	45,775	2,307,120
Deutsche Bank AG#	32,517	1,934,501
Deutsche Boerse AG#	6,140	374,300
Deutsche Lufthansa AG†	7,209	95,621
Deutsche Post AG	26,648	397,032
Deutsche Postbank AG†	7,455	226,820
Deutsche Telekom AG	344,774	3,863,217
E.ON AG#	104,699	3,182,912
Fraport AG Frankfurt Airport Services Worldwide	1,188	54,510
Fresenius Medical Care AG & Co. KGaA	8,566	432,949

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany (continued)
Fresenius SE	5,252	$331,853
GEA Group AG	5,209	105,240
Hannover Rueckversicherung AG†	1,950	84,355
HeidelbergCement AG	4,428	240,242
Henkel AG & Co. KGaA#	21,460	860,409
Hochtief AG	11,743	753,975
Infineon Technologies AG†	47,064	269,666
K+S AG#	21,501	967,513
Linde AG	27,468	2,832,327
MAN SE	3,329	285,563
Merck KGaA	2,035	146,945
Metro AG#	4,082	214,946
Muenchener Rueckversicherungs AG	11,322	1,440,527
Porsche Automobil Holding SE	2,803	121,772
Puma AG Rudolf Dassler Sport	171	48,653
RWE AG	21,109	1,513,882
Salzgitter AG	5,189	335,144
SAP AG	27,024	1,170,196
Siemens AG	43,342	3,943,810
Suedzucker AG	6,729	122,715
ThyssenKrupp AG	10,530	284,068
TUI AG†#	4,476	40,717
United Internet AG†	15,209	195,284
Volkswagen AG	945	81,492
Wacker Chemie AG#	506	63,509

		51,270,597

Greece — 0.3%
Alpha Bank A.E.†	62,357	348,782
Coca - Cola Hellenic Bottling Co. SA	33,239	743,256
EFG Eurobank Ergasias SA†	84,085	410,362
Hellenic Petroleum SA	22,785	165,257
Hellenic Telecommunications Organization SA	7,924	65,751
Marfin Investment Group SA†	3	4
National Bank of Greece SA†	19,114	235,673
OPAP SA	7,153	113,872
Piraeus Bank SA†	10,589	53,240
Public Power Corp. SA†	3,751	58,100

		2,194,297

Guernsey — 0.0%
Resolution, Ltd.(8)	78,002	70,360

Hong Kong — 1.7%
Bank of East Asia, Ltd.	109,600	401,161
BOC Hong Kong Holdings, Ltd.	264,000	595,377
Cathay Pacific Airways, Ltd.	84,000	166,352
Cheung Kong Holdings, Ltd.	99,000	1,128,410
CLP Holdings, Ltd.	137,500	968,596
Hang Lung Group, Ltd.	57,000	276,347
Hang Lung Properties, Ltd.	148,000	519,855
Hang Seng Bank, Ltd.	54,600	724,363
Henderson Land Development Co., Ltd.	77,000	458,357
Hong Kong & China Gas Co., Ltd.	319,000	707,123
Hong Kong Exchanges and Clearing, Ltd.	73,000	1,124,101
Hongkong Electric Holdings, Ltd.	99,000	589,316
Hopewell Holdings, Ltd.	41,000	111,367
Hutchison Whampoa, Ltd.	152,000	945,803
Hysan Development Co., Ltd.	45,000	116,742
MTR Corp.	102,500	347,529
New World Development, Ltd.	181,000	288,711
PCCW, Ltd.	278,000	75,691
Sino Land Co., Ltd.	122,000	200,868
Sun Hung Kai Properties, Ltd.	101,000	1,332,156
Swire Pacific, Ltd., Class A	55,000	606,410
Television Broadcasts, Ltd.	20,000	88,359

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
The Link REIT	157,000	$378,265
Wharf Holdings, Ltd.	98,000	488,968
Wheelock & Co., Ltd.	65,000	175,723
Wing Hang Bank, Ltd.	12,500	109,405

		12,925,355

Ireland — 0.2%
Anglo Irish Bank Corp., Ltd.†(1)	31,152	383
CRH PLC	37,475	829,225
Elan Corp. PLC†	16,041	93,942
Kerry Group PLC	11,282	313,120
Ryanair Holdings PLC†(8)	7,244	29,208
Ryanair Holdings PLC ADR†	934	21,986

		1,287,864

Isle of Man — 0.1%
Genting Singapore PLC†#	432,000	327,051

Israel — 0.7%
Bank Hapoalim BM	70,800	266,014
Bank Leumi Le - Israel B.M.	84,200	333,756
Bezeq Israeli Telecommunication Corp., Ltd.	123,500	268,846
Cellcom Israel, Ltd.	3,500	89,296
Delek Group, Ltd.	300	61,588
Discount Investment Corp.	1,800	32,119
Elbit Systems, Ltd.	1,700	86,482
Israel Chemicals, Ltd.	31,600	341,908
Israel Discount Bank, Ltd.†	38,500	64,424
Makhteshim - Agan Industries, Ltd.	17,100	59,083
Mizrahi Tefahot Bank Ltd.	8,700	65,826
NICE Systems, Ltd.†	4,400	126,120
Ormat Industries, Ltd.	4,200	28,253
Partner Communications Co., Ltd.	6,100	104,909
Teva Pharmaceutical Industries, Ltd.	66,300	3,535,429
The Israel Corp., Ltd.†	200	129,632

		5,593,685

Italy — 3.3%
A2A SpA	1,090,227	1,618,981
Assicurazioni Generali SpA#	41,348	759,387
Atlantia SpA#	21,500	400,414
Autogrill SpA†	3,605	40,483
Banca Carige SpA#	86,968	172,125
Banca Monte dei Paschi di Siena SpA	160,508	179,456
Banca Popolare di Milano Scarl#	57,958	246,873
Banco Popolare SC#	115,439	638,236
Enel SpA	989,960	4,548,380
ENI SpA#	284,542	5,316,770
Exor SpA#	2,019	33,705
Fiat SpA	24,074	264,128
Finmeccanica SpA#	73,420	784,318
Fondiaria - Sai SpA#	1	10
Intesa Sanpaolo SpA#	1,269,743	3,391,045
Intesa Sanpaolo SpA RSP#	748,171	1,535,944
Italcementi SpA RNC#	6,230	52,806
Luxottica Group SpA#	3,747	90,327
Mediaset SpA#	71,424	442,959
Mediobanca SpA†#	15,170	116,087
Mediolanum SpA#	7,092	29,620
Parmalat SpA	620,455	1,502,569
Pirelli & C. SpA†#	84,602	44,824
Prysmian SpA	5,421	83,700
Saipem SpA	8,337	261,854
Snam Rete Gas SpA#	44,973	182,165
Telecom Italia SpA#	749,873	877,111
Telecom Italia SpA RSP#	434,323	396,431

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Italy (continued)
Terna Rete Elettrica Nazionale SpA	40,951	$154,421
UniCredit SpA#	485,495	1,038,465
Unione di Banche Italiane SCPA#	33,603	303,822
Unipol Gruppo Finanziario SpA†#	10	8

		25,507,424

Japan — 21.1%
ABC - Mart, Inc.#	1,600	56,274
ACOM Co., Ltd.#	2,580	33,551
Advantest Corp.	10,200	229,801
Aeon Co., Ltd.	37,900	395,533
Aeon Credit Service Co., Ltd.	5,100	50,650
Aeon Mall Co., Ltd.	5,100	104,099
Air Water, Inc.	9,000	100,741
Aisin Seiki Co., Ltd.	48,700	1,356,385
Ajinomoto Co., Inc.	42,000	356,280
Alfresa Holdings Corp.	2,500	119,204
All Nippon Airways Co., Ltd.†	54,000	162,370
Amada Co., Ltd.	23,000	166,584
Aozora Bank, Ltd.#	31,000	38,102
Asahi Breweries, Ltd.	24,400	411,821
Asahi Glass Co., Ltd.	93,000	983,835
Asahi Kasei Corp.	80,000	420,521
Asics Corp.	9,000	80,198
Astellas Pharma, Inc.	28,500	917,942
Bank of Kyoto, Ltd.	20,000	159,342
Benesse Holdings, Inc.	4,400	201,350
Bridgestone Corp.#	41,000	664,099
Brother Industries, Ltd.	14,900	164,820
Canon Marketing Japan, Inc.#	3,800	56,505
Canon, Inc.	71,500	2,938,464
Casio Computer Co., Ltd.	15,300	101,077
Central Japan Railway Co.	178	1,451,347
Chiyoda Corp.	9,600	74,904
Chubu Electric Power Co., Inc.	41,800	967,421
Chugai Pharmaceutical Co., Ltd.	14,100	249,429
Chuo Mitsui Trust Holdings, Inc.	63,000	224,000
Citizen Holdings Co., Ltd.	15,500	92,702
Coca - Cola West Co., Ltd.	3,600	57,995
Cosmo Oil Co., Ltd.	37,000	108,005
Credit Saison Co., Ltd.	9,400	110,376
Dai Nippon Printing Co., Ltd.	35,000	428,258
Daicel Chemical Industries, Ltd.	17,000	118,837
Daido Steel Co., Ltd.#	18,000	72,494
Daihatsu Motor Co., Ltd.	12,000	109,300
Daiichi Sankyo Co., Ltd.	42,500	750,892
Daikin Industries, Ltd.	14,800	487,243
Dainippon Sumitomo Pharma Co., Ltd.#	10,000	77,695
Daito Trust Construction Co., Ltd.	4,900	247,084
Daiwa House Industry Co., Ltd.	30,000	286,420
Daiwa Securities Group, Inc.	105,000	470,123
Dena Co., Ltd.	5,100	153,798
Denki Kagaku Kogyo K.K.	71,000	334,255
Denso Corp.	62,300	1,678,425
Dentsu, Inc.#	10,500	267,901
Disco Corp.	5,200	349,235
Dowa Holdings Co., Ltd.	16,000	85,684
East Japan Railway Co.	40,200	2,593,975
Eisai Co., Ltd.	15,900	529,564
Electric Power Development Co., Ltd.	7,400	220,965
Elpida Memory, Inc.†	11,200	203,413
FamilyMart Co., Ltd.	4,000	130,326
Fanuc, Ltd.	18,000	1,898,272
Fast Retailing Co., Ltd.	3,300	463,539
Fuji Electric Holdings Co., Ltd.#	36,000	101,136

Security Description	Shares	Value (Note 2)

Japan (continued)
Fuji Heavy Industries, Ltd.†#	105,000	$603,786
Fuji Media Holdings, Inc.	31	45,790
FUJIFILM Holdings Corp.	29,200	868,390
Fujitsu, Ltd.	118,000	757,531
Fukuoka Financial Group, Inc.#	49,000	205,948
Furukawa Electric Co., Ltd.	40,000	172,071
GS Yuasa Corp.#	23,000	157,246
Gunma Bank, Ltd.	25,000	129,767
Hakuhodo DY Holdings, Inc.	1,510	76,888
Hankyu Hanshin Holdings, Inc.#	72,000	318,420
Hino Motors, Ltd.†	16,000	80,768
Hirose Electric Co., Ltd.	2,000	189,410
Hisamitsu Pharmaceutical Co., Inc.#	4,200	152,099
Hitachi Chemical Co., Ltd.	6,700	130,728
Hitachi Construction Machinery Co., Ltd.#	6,100	124,376
Hitachi High - Technologies Corp.	22,200	419,760
Hitachi Metals, Ltd.#	32,000	318,859
Hitachi, Ltd.†	494,000	2,016,658
Hokkaido Electric Power Co., Inc.	11,500	232,587
Hokuhoku Financial Group, Inc.	79,000	143,912
Hokuriku Electric Power Co.#	11,100	225,472
Honda Motor Co., Ltd.	152,900	4,647,824
Hoya Corp.	27,500	642,798
Ibiden Co., Ltd.	20,500	617,081
Idemitsu Kosan Co., Ltd.	1,400	104,779
IHI Corp.#	83,000	142,091
Inpex Corp.	52	326,409
Isetan Mitsukoshi Holdings, Ltd.	23,700	243,177
Isuzu Motors, Ltd.	261,000	807,704
Ito En, Ltd.#	3,500	49,432
ITOCHU Corp.	95,000	787,106
ITOCHU Techno - Solutions Corp.	11,800	433,800
J Front Retailing Co., Ltd.	68,000	351,473
Jafco Co., Ltd.#	2,000	53,619
Japan Petroleum Exploration Co.	1,800	82,074
Japan Prime Realty Investment Corp.	41	93,406
Japan Real Estate Investment Corp.	31	251,062
Japan Retail Fund Investment Corp.	103	123,430
Japan Tobacco, Inc.	565	1,770,798
JFE Holdings, Inc.	29,100	978,782
JGC Corp.	27,000	429,926
JS Group Corp.	15,800	303,950
JSR Corp.	59,300	1,080,903
JTEKT Corp.	12,200	124,778
Jupiter Telecommunications Co., Ltd.	153	151,111
JX Holdings, Inc.†	142,000	774,475
Kajima Corp.#	53,000	125,048
Kamigumi Co., Ltd.	16,000	121,328
Kaneka Corp.	19,000	116,554
Kansai Paint Co., Ltd.	14,000	115,534
Kao Corp.	34,100	755,533
Kawasaki Heavy Industries, Ltd.	90,000	259,753
Kawasaki Kisen Kaisha, Ltd.†#	43,000	174,595
KDDI Corp.	184	831,912
Keihin Electric Express Railway Co., Ltd.	30,000	250,535
Keio Corp.	37,000	226,974
Keisei Electric Railway Co., Ltd.	17,000	92,905
Keyence Corp.	2,600	583,199
Kikkoman Corp.	10,000	102,936
Kinden Corp.	8,000	69,180
Kintetsu Corp.#	103,000	304,055
Kirin Holdings Co., Ltd.	53,000	714,228
Kobe Steel, Ltd.	157,000	329,075
Koito Manufacturing Co., Ltd.	6,000	95,407
Komatsu, Ltd.	59,900	1,123,392

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Konami Corp.	6,000	$100,214
Konica Minolta Holdings, Inc.	30,000	336,790
Kubota Corp.	194,000	1,594,579
Kuraray Co., Ltd.	99,500	1,233,855
Kurita Water Industries, Ltd.	7,100	184,814
Kyocera Corp.	19,700	1,714,359
Kyowa Hakko Kirin Co., Ltd.	16,000	156,093
Kyushu Electric Power Co., Inc.	23,900	490,983
Lawson, Inc.	3,800	161,591
Mabuchi Motor Co., Ltd.	1,700	86,189
Makita Corp.	7,100	198,294
Marubeni Corp.	104,000	578,634
Marui Group Co., Ltd.	14,500	103,111
Maruichi Steel Tube, Ltd.	3,000	54,255
Matsui Securities Co., Ltd.#	7,900	52,883
Mazda Motor Corp.	97,000	252,280
McDonald’s Holdings Co. Japan, Ltd.#	4,200	93,103
MEDIPAL Holdings Corp.	9,500	111,237
MEIJI Holdings Co., Ltd.#	4,000	144,856
Minebea Co., Ltd.	21,000	120,527
Mitsubishi Chemical Holdings Corp.	76,000	352,790
Mitsubishi Corp.	130,600	2,940,919
Mitsubishi Electric Corp.	252,000	2,065,778
Mitsubishi Estate Co., Ltd.	75,000	1,144,856
Mitsubishi Gas Chemical Co., Inc.	24,000	130,634
Mitsubishi Heavy Industries, Ltd.	192,000	712,165
Mitsubishi Logistics Corp.	7,000	80,735
Mitsubishi Materials Corp.†	71,000	191,671
Mitsubishi Motors Corp.†#	245,000	311,879
Mitsubishi Tanabe Pharma Corp.	14,000	181,750
Mitsubishi UFJ Financial Group, Inc.	1,006,100	4,869,027
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,680	137,306
Mitsui & Co., Ltd.	194,100	2,756,273
Mitsui Chemicals, Inc.	55,000	165,981
Mitsui Engineering & Shipbuilding Co., Ltd.	45,000	102,716
Mitsui Fudosan Co., Ltd.	53,000	807,287
Mitsui Mining & Smelting Co., Ltd.	36,000	103,506
Mitsui O.S.K. Lines, Ltd.	121,000	860,444
Mitsumi Electric Co., Ltd.	5,000	90,261
Mizuho Financial Group, Inc.	871,200	1,567,921
Mizuho Securities Co., Ltd.	37,000	92,170
Mizuho Trust & Banking Co., Ltd.†	98,000	83,885
MS&AD Insurance Group Holdings	34,100	841,601
Murata Manufacturing Co., Ltd.	12,800	619,457
Namco Bandai Holdings, Inc.#	11,800	106,961
NEC Corp.	164,000	462,529
NGK Insulators, Ltd.	30,000	542,551
NGK Spark Plug Co., Ltd.	10,000	125,652
NHK Spring Co., Ltd.	9,000	84,938
Nidec Corp.	18,300	1,664,823
Nikon Corp.	42,200	813,204
Nintendo Co., Ltd.#	6,300	1,858,370
Nippon Building Fund, Inc.	32	259,160
Nippon Electric Glass Co., Ltd.	40,000	524,554
Nippon Express Co., Ltd.	54,000	238,222
Nippon Meat Packers, Inc.	12,000	149,728
Nippon Paper Group, Inc.	6,200	178,261
Nippon Sheet Glass Co., Ltd.	41,000	107,084
Nippon Steel Corp.	322,000	1,127,221
Nippon Telegraph and Telephone Corp.	32,800	1,326,398
Nippon Yusen K.K.	257,000	922,239
Nissan Chemical Industries, Ltd.	9,000	106,173
Nissan Motor Co., Ltd.†	156,900	1,143,282
Nissha Printing Co., Ltd.#	1,800	54,005
Nisshin Seifun Group, Inc.	12,000	134,848

Security Description	Shares	Value (Note 2)

Japan (continued)
Nisshin Steel Co., Ltd.	45,000	$80,988
Nisshinbo Holdings, Inc.	8,000	75,588
Nissin Foods Holdings Co., Ltd.#	4,100	135,429
Nitori Co., Ltd.	7,150	570,431
Nitto Denko Corp.	27,000	962,963
NKSJ Holdings, Inc.†	89,000	553,778
NOK Corp.	18,900	301,985
Nomura Holdings, Inc.	223,000	1,385,108
Nomura Real Estate Holdings, Inc.#	6,100	84,613
Nomura Real Estate Office Fund, Inc.	17	89,547
Nomura Research Institute, Ltd.	6,400	147,630
NSK, Ltd.	28,000	204,949
NTN Corp.	30,000	126,091
NTT Data Corp.	80	297,174
NTT DoCoMo, Inc.	971	1,441,715
NTT Urban Development Corp.#	74	62,123
Obayashi Corp.	41,000	167,374
Obic Co., Ltd.	450	86,519
Odakyu Electric Railway Co., Ltd.	40,000	321,756
OJI Paper Co., Ltd.	54,000	261,333
Olympus Corp.	13,700	357,215
Omron Corp.	12,800	268,993
Ono Pharmaceutical Co., Ltd.	5,300	212,000
Oracle Corp.#	2,400	112,198
Oriental Land Co., Ltd.	3,200	243,007
ORIX Corp.	6,610	503,412
Osaka Gas Co., Ltd.	123,000	418,436
Otsuka Corp.#	1,000	65,075
Panasonic Corp.	123,800	1,577,304
Panasonic Electric Works Co., Ltd.	24,000	245,992
Pioneer Corp.#	91,000	336,538
Rakuten, Inc.	983	684,999
Resona Holdings, Inc.	38,300	483,767
Ricoh Co., Ltd.	42,000	600,560
Rinnai Corp.	2,200	109,728
Rohm Co., Ltd.	6,200	393,942
Sankyo Co., Ltd.	3,400	147,007
Santen Pharmaceutical Co., Ltd.	4,700	156,538
Sanyo Electric Co., Ltd.†#	118,000	170,930
Sapporo Hokuyo Holdings, Inc.	20,200	74,482
Sapporo Holdings, Ltd.	16,000	70,936
Sawai Pharmaceutical Co., Ltd.	4,700	405,399
SBI Holdings, Inc.#	1,059	180,480
Secom Co., Ltd.	13,200	564,938
Sega Sammy Holdings, Inc.	12,500	160,768
Seiko Epson Corp.	8,200	111,403
Sekisui Chemical Co., Ltd.	27,000	166,519
Sekisui House, Ltd.	120,000	1,082,469
Senshu Ikeda Holdings, Inc.†#	40,600	57,029
Seven & I Holdings Co., Ltd.	48,600	1,119,467
Seven Bank, Ltd.	38	69,807
Sharp Corp.	63,000	685,827
Shikoku Electric Power Co., Inc.	11,300	297,985
Shimadzu Corp.	16,000	116,938
Shimamura Co., Ltd.	1,400	127,210
Shimano, Inc.	4,200	172,840
Shimizu Corp.#	37,000	129,525
Shin - Etsu Chemical Co., Ltd.	25,900	1,301,750
Shinko Electric Industries Co., Ltd.	4,400	62,674
Shinsei Bank, Ltd.†#	60,000	59,259
Shionogi & Co., Ltd.#	18,800	339,793
Shiseido Co., Ltd.	37,000	716,247
Showa Denko K.K.	90,000	178,765
Showa Shell Sekiyu K.K.	12,200	87,559
SMC Corp.	3,400	440,647

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Softbank Corp.	51,200	$1,225,429
Sojitz Corp.	79,900	135,907
Sony Corp.	63,400	1,959,225
Sony Financial Holdings, Inc.	55	190,425
Square Enix Holdings Co., Ltd.	4,100	76,668
Stanley Electric Co., Ltd.	9,200	169,007
Sumco Corp.†#	7,300	132,341
Sumitomo Chemical Co., Ltd.	99,000	404,148
Sumitomo Corp.	170,300	1,844,566
Sumitomo Electric Industries, Ltd.	74,500	878,875
Sumitomo Heavy Industries, Ltd.	34,000	195,512
Sumitomo Metal Industries, Ltd.	212,000	542,069
Sumitomo Metal Mining Co., Ltd.	33,000	468,971
Sumitomo Mitsui Financial Group, Inc.	99,800	2,960,323
Sumitomo Realty & Development Co., Ltd.	23,000	410,403
Sumitomo Rubber Industries, Ltd.	11,100	98,301
Suruga Bank, Ltd.	13,000	116,554
Suzuken Co., Ltd.	4,200	149,103
Suzuki Motor Corp.	20,500	411,012
Sysmex Corp.	2,100	120,988
T&D Holdings, Inc.	50,400	1,191,348
Taiheiyo Cement Corp.†	55,000	73,032
Taisei Corp.	64,000	126,420
Taisho Pharmaceutical Co., Ltd.	9,000	170,963
Taiyo Nippon Sanso Corp.	17,000	133,761
Takashimaya Co., Ltd.	17,000	148,126
Takeda Pharmaceutical Co., Ltd.	47,300	1,969,860
TDK Corp.	23,500	1,366,804
Teijin, Ltd.	60,000	170,535
Terumo Corp.	16,800	799,210
The 77 Bank, Ltd.	22,000	113,229
The Bank of Yokohama, Ltd.	169,000	806,749
The Chiba Bank, Ltd.	48,000	292,346
The Chugoku Bank, Ltd.	11,000	127,835
The Chugoku Electric Power Co.	18,700	352,966
The Dai - ichi Life Insurance Co., Ltd.	529	870,782
The Hachijuni Bank, Ltd.	27,000	144,889
The Hiroshima Bank, Ltd.	32,000	125,366
The Iyo Bank, Ltd.#	15,000	132,181
The Japan Steel Works, Ltd.#	20,000	189,849
The Joyo Bank, Ltd.	42,000	161,317
The Kansai Electric Power Co., Inc.	47,800	1,094,220
The Nishi - Nippon City Bank, Ltd.	44,000	122,162
The Shizuoka Bank, Ltd.	38,000	310,255
The Sumitomo Trust & Banking Co., Ltd.	90,000	480,000
THK Co., Ltd.	7,600	155,795
Tobu Railway Co., Ltd.	51,000	265,844
Toho Co., Ltd.	6,600	103,934
Toho Gas Co., Ltd.	26,000	128,966
Tohoku Electric Power Co., Inc.	27,000	534,815
Tokio Marine Holdings, Inc.	88,300	2,469,977
Tokuyama Corp.	20,000	103,813
Tokyo Electric Power Co., Inc.	76,800	1,902,196
Tokyo Electron, Ltd.	30,000	1,741,564
Tokyo Gas Co., Ltd.	162,000	705,778
Tokyo Steel Manufacturing Co., Ltd.	6,500	72,472
Tokyo Tatemono Co., Ltd.	25,000	93,004
Tokyu Corp.	72,000	287,605
Tokyu Land Corp.	29,000	107,567
TonenGeneral Sekiyu K.K.#	18,000	157,827
Toppan Printing Co., Ltd.	35,000	298,436
Toray Industries, Inc.	80,000	416,132
Toshiba Corp.†	254,000	1,301,706
Tosoh Corp.	33,000	88,000
TOTO, Ltd.	18,000	113,185

Security Description	Shares	Value (Note 2)

Japan (continued)
Toyo Seikan Kaisha, Ltd.	9,600	$149,702
Toyo Suisan Kaisha, Ltd.	31,000	685,487
Toyoda Gosei Co., Ltd.	4,200	106,838
Toyota Boshoku Corp.	4,200	68,998
Toyota Industries Corp.	11,300	289,925
Toyota Motor Corp.	174,100	6,266,645
Toyota Tsusho Corp.	13,400	190,284
Trend Micro, Inc.	6,200	182,819
Tsumura & Co.	3,900	106,653
Ube Industries, Ltd.	61,000	150,617
Unicharm Corp.	8,200	827,874
UNY Co., Ltd.	11,600	88,726
Ushio, Inc.	6,600	101,906
USS Co., Ltd.	1,480	98,585
West Japan Railway Co.	107	382,206
Yahoo! Japan Corp.	917	322,019
Yakult Honsha Co., Ltd.	6,200	151,930
Yamada Denki Co., Ltd.	5,180	355,850
Yamaguchi Financial Group, Inc.	13,000	124,543
Yamaha Corp.	10,200	104,546
Yamaha Motor Co., Ltd.†#	16,200	234,489
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Holdings Co., Ltd.	25,200	342,084
Yamato Kogyo Co., Ltd.	2,800	76,418
Yamazaki Baking Co., Ltd.	8,000	98,941
Yaskawa Electric Corp.	14,000	110,310
Yokogawa Electric Corp.	13,600	94,920

		165,660,434

Jersey — 0.3%
Experian PLC(8)	32,308	289,772
Petrofac, Ltd.(8)	17,580	286,609
Randgold Resources, Ltd.(8)	2,836	248,446
Shire PLC(8)	42,681	879,833
WPP PLC(8)	64,486	612,928

		2,317,588

Luxembourg — 0.3%
ArcelorMittal#	35,118	1,074,731
Millicom International Cellular SA SDR	14,351	1,115,389
SES SA FDR	9,436	198,180
Tenaris SA	14,869	279,295

		2,667,595

Mauritius — 0.0%
Golden Agri - Resources, Ltd.	477,000	173,746

Netherlands — 2.2%
Aegon NV†	202,213	1,152,668
Akzo Nobel NV	24,478	1,256,291
ASML Holding NV	78,939	2,286,256
Corio NV	2,871	137,485
Delta Lloyd NV	2,300	41,336
European Aeronautic Defence and Space Co. NV	23,273	466,049
Fugro NV	2,108	108,811
Heineken Holding NV	3,532	132,341
Heineken NV	7,714	332,468
ING Groep NV†	143,776	1,146,184
James Hardie Industries SE†	31,028	193,582
Koninklijke Ahold NV	260,606	3,280,517
Koninklijke Boskalis Westminster NV	2,175	82,952
Koninklijke DSM NV#	21,411	857,260
Koninklijke KPN NV	51,288	667,367
Koninklijke Philips Electronics NV	32,932	987,388
Koninklijke Vopak NV†	14,118	537,579
Qiagen NV†	7,323	156,683

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Netherlands (continued)
Randstad Holding NV†	3,470	$146,739
Reed Elsevier NV	21,649	226,265
SBM Offshore NV	5,313	84,286
STMicroelectronics NV#	20,065	158,577
TNT NV	11,682	290,660
Unilever NV#	71,932	1,976,321
Wolters Kluwer NV	9,220	170,352

		16,876,417

New Zealand — 0.1%
Auckland International Airport, Ltd.	65,102	82,926
Contact Energy, Ltd.†	21,691	86,270
Fletcher Building, Ltd.	43,273	242,180
Sky City Entertainment Group, Ltd.	41,067	82,640
Telecom Corp. of New Zealand, Ltd.	135,254	174,119

		668,135

Norway — 0.3%
Aker Solutions ASA	5,200	72,451
DnB NOR ASA#	54,800	546,585
Norsk Hydro ASA#	21,800	129,990
Orkla ASA#	24,200	167,952
Renewable Energy Corp. ASA†#	15,800	38,702
Statoil ASA#	57,478	1,136,814
Telenor ASA#	26,200	321,691
Yara International ASA#	5,950	175,831

		2,590,016

Portugal — 0.1%
Banco Comercial Portugues SA	431,196	341,365
Banco Espirito Santo SA	16,975	65,649
Brisa Auto - Estradas de Portugal SA	5,820	34,907
Cimpor Cimentos de Portugal SGPS SA	6,349	33,561
EDP - Energias de Portugal SA	55,046	170,253
Galp Energia SGPS SA	7,285	108,629
Jeronimo Martins SGPS SA	7,121	66,004
Portugal Telecom SGPS SA†	18,348	188,313

		1,008,681

Singapore — 1.2%
Ascendas Real Estate Investment Trust	107,000	143,670
CapitaLand, Ltd.	182,000	465,350
CapitaMall Trust	159,000	206,678
CapitaMalls Asia, Ltd.†#	97,000	145,484
City Developments, Ltd.	39,000	283,555
ComfortDelgro Corp., Ltd.	134,000	134,943
COSCO Corp., Ltd.#	72,000	70,964
DBS Group Holdings, Ltd.	122,000	1,219,869
Fraser and Neave, Ltd.	70,000	244,474
Jardine Cycle & Carriage, Ltd.	8,000	157,697
Keppel Corp., Ltd.	91,000	573,239
Keppel Land, Ltd.#	51,000	126,758
Neptune Orient Lines, Ltd.#	65,000	89,597
Olam International, Ltd.#	86,000	143,727
Oversea - Chinese Banking Corp., Ltd.	174,000	1,035,189
Sembcorp Industries, Ltd.	70,000	199,979
Sembcorp Marine, Ltd.	59,000	163,497
Singapore Airlines, Ltd.	38,000	391,358
Singapore Exchange, Ltd.#	61,000	320,216
Singapore Press Holdings, Ltd.#	108,000	285,398
Singapore Technologies Engineering, Ltd.	119,000	265,172
Singapore Telecommunications, Ltd.	569,000	1,178,517
StarHub, Ltd.#	44,000	67,250
United Overseas Bank, Ltd.	87,000	1,124,665
UOL Group, Ltd.	34,000	92,033

Security Description	Shares	Value (Note 2)

Singapore (continued)
Wilmar International, Ltd.#	91,000	$378,909
Yangzijiang Shipbuilding Holdings, Ltd.#	104,000	93,590

		9,601,778

Spain — 3.5%
Abertis Infraestructuras SA	94,261	1,340,674
Acciona SA#	7,730	615,286
Acerinox SA	3,140	49,910
ACS Actividades de Construccion y Servicios SA#	53,600	2,018,226
Banco Bilbao Vizcaya Argentaria SA#	188,479	1,974,061
Banco de Sabadell SA#	30,229	129,096
Banco de Valencia SA#	24,012	108,774
Banco Popular Espanol SA#	27,285	140,337
Banco Santander SA (Barcelona)#	770,426	7,884,481
Banco Santander SA (London)†#(8)	10,389	107,346
Bankinter SA#	28,906	166,549
Criteria CaixaCorp SA#	26,478	114,021
EDP Renovaveis SA†	7,051	40,331
Enagas	5,789	93,439
Ferrovial SA#	14,098	93,707
Fomento de Construcciones y Contratas SA#	5,845	144,028
Gamesa Corp. Tecnologica SA#	13,500	133,229
Gas Natural SDG SA	7,382	108,034
Gestevision Telecinco SA#	3,190	32,105
Grifols SA#	4,361	50,254
Iberdrola Renovables SA#	27,316	84,050
Iberdrola SA	543,497	3,602,508
Iberia Lineas Aereas de Espana SA†	15,408	42,352
Inditex SA	6,870	383,543
Indra Sistemas SA#	12,067	210,197
Mapfre SA#	23,660	66,576
Red Electrica Corp. SA	3,466	137,218
Repsol YPF SA	23,065	469,964
Sacyr Vallehermoso SA†	166	952
Telefonica SA	369,371	7,067,565
Zardoya Otis SA	4,304	56,031

		27,464,844

Sweden — 2.3%
Alfa Laval AB#	28,800	365,396
Assa Abloy AB, Class B#	25,557	516,514
Atlas Copco AB, Class A	235,933	3,371,872
Atlas Copco AB, Class B#	12,292	159,803
Boliden AB#	8,600	103,889
Electrolux AB, Class B	7,553	170,704
Getinge AB, Class B#	6,411	127,437
Hennes & Mauritz AB, Class B#	21,118	1,200,495
Holmen AB	1,708	39,082
Husqvarna AB, Class B#	13,170	81,989
Investor AB, Class B	158,701	2,570,377
Kinnevik Investment AB#	30,816	482,562
Modern Times Group AB, Class B#	1,586	83,753
Nordea Bank AB	101,703	837,260
Ratos AB Series B#	3,200	80,995
Sandvik AB#	31,751	376,454
Scania AB, Class B#	10,250	151,337
Securitas AB, Class B#	152,282	1,362,659
Skandinaviska Enskilda Banken AB, Class A#	81,814	428,588
Skanska AB, Class B	21,634	318,865
SKF AB, Class B#	12,270	216,140
SSAB AB, Class A#	5,839	86,061
SSHB AB, Class B#	2,689	35,233
Svenska Cellulosa AB, Class B	33,619	392,370
Svenska Handelsbanken AB, Class A	35,087	856,235
Swedbank AB, Class A†	49,243	443,787

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sweden (continued)
Swedish Match AB	7,508	$157,497
Tele2 AB, Class B#	13,210	191,663
Telefonaktiebolaget LM Ericsson, Class B#	133,939	1,374,875
TeliaSonera AB#	170,974	1,027,232
Volvo AB, Class A†#	13	130
Volvo AB, Class B†	34,250	358,141

		17,969,395

Switzerland — 6.5%
ABB, Ltd.†	100,119	1,716,078
Actelion, Ltd.†	3,234	117,244
Adecco SA#	3,874	187,876
Aryzta AG	2,625	85,626
Baloise Holding AG	28,988	2,055,433
Cie Financiere Richemont SA	104,169	3,452,021
Credit Suisse Group AG	134,117	5,210,343
GAM Holding, Ltd.†	174,319	1,847,638
Geberit AG	1,224	185,334
Givaudan SA	241	189,234
Holcim, Ltd.	42,810	2,716,949
Julius Baer Group, Ltd.	6,506	189,143
Kuehne & Nagel International AG	1,700	159,740
Lindt & Spruengli AG†	4	96,889
Lindt & Spruengli AG (Participation Certificate)	28	60,833
Logitech International SA†#	123,478	1,772,442
Lonza Group AG#	1,468	96,533
Nestle SA	208,110	9,435,400
Nobel Biocare Holding AG	46,296	871,242
Novartis AG	108,927	4,948,014
Pargesa Holding SA	874	58,985
Roche Holding AG	36,430	5,002,328
Schindler Holding AG	696	53,958
Schindler Holding AG (Participation Certificate)	1,530	118,548
SGS SA	172	215,791
Sika AG	50	77,872
Sonova Holding AG	17,741	1,923,381
Straumann Holding AG	1,067	226,648
Swiss Life Holding AG†	15,716	1,692,963
Swiss Reinsurance Co., Ltd.	11,062	452,051
Swisscom AG	5,245	1,671,411
Syngenta AG	2,979	661,914
The Swatch Group AG#	1,404	68,089
The Swatch Group AG, Class B	971	254,901
UBS AG†	129,893	1,745,393
Zurich Financial Services AG	4,643	951,298

		50,569,543

United Kingdom — 17.0%
3i Group PLC(8)	31,080	128,292
Admiral Group PLC(8)	29,282	546,811
Aggreko PLC(8)	8,200	150,195
AMEC PLC#(8)	140,397	1,614,480
Anglo American PLC†(8)	148,734	5,729,676
Antofagasta PLC(8)	157,638	2,016,188
ARM Holdings PLC(8)	41,300	148,133
Associated British Foods PLC(8)	172,535	2,393,780
AstraZeneca PLC(8)	156,028	6,563,782
Autonomy Corp. PLC†(8)	55,562	1,409,859
Aviva PLC(8)	171,660	795,275
BAE Systems PLC(8)	218,311	1,022,020
Balfour Beatty PLC(8)	172,565	632,894
Barclays PLC(8)	1,055,444	4,625,848
BG Group PLC(8)	159,117	2,446,644
BHP Billiton PLC(8)	228,784	6,321,999
BP PLC(8)	1,666,888	11,968,534

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
British Airways PLC†#(8)	18,651	$54,279
British American Tobacco PLC(8)	154,669	4,582,848
British Land Co. PLC(8)	208,969	1,361,876
British Sky Broadcasting Group PLC(8)	35,875	299,610
BT Group PLC(8)	960,262	1,765,112
Bunzl PLC(8)	88,377	917,558
Burberry Group PLC(8)	13,681	136,896
Cable & Wireless Worldwide PLC†	82,960	96,175
Cairn Energy PLC†(8)	44,133	257,154
Capital Shopping Centres Group PLC(8)	14,685	69,743
Carnival PLC#(8)	37,776	1,440,837
Centrica PLC(8)	161,621	643,905
Cobham PLC(8)	362,528	1,214,611
Compass Group PLC(8)	58,840	456,494
Diageo PLC(8)	78,859	1,210,672
Eurasian Natural Resources Corp. PLC(8)	127,826	1,856,249
FirstGroup PLC(8)	40,185	219,257
Fresnillo PLC(8)	11,065	144,818
G4S PLC(8)	44,413	169,317
GlaxoSmithKline PLC(8)	435,504	7,311,953
Hammerson PLC(8)	22,510	117,554
Home Retail Group PLC(8)	27,628	100,936
HSBC Holdings PLC (London)(8)	1,072,076	9,765,761
ICAP PLC(8)	17,533	98,403
Imperial Tobacco Group PLC(8)	121,017	3,157,485
Inmarsat PLC(8)	13,985	153,152
Intercontinental Hotels Group PLC(8)	8,157	129,223
International Power PLC(8)	252,109	1,061,153
Invensys PLC(8)	263,313	1,055,647
Investec PLC(8)	29,963	212,840
ITV PLC†(8)	116,334	94,198
J Sainsbury PLC(8)	37,934	178,088
Johnson Matthey PLC(8)	6,760	149,986
Kazakhmys PLC(8)	6,856	117,526
Kingfisher PLC(8)	74,361	241,002
Land Securities Group PLC(8)	61,510	535,756
Legal & General Group PLC(8)	424,207	485,379
Lloyds Banking Group PLC†(8)	2,077,999	1,701,915
London Stock Exchange Group PLC(8)	4,811	44,768
Lonmin PLC†(8)	4,947	120,366
Man Group PLC, Class B(8)	131,016	441,143
Marks & Spencer Group PLC(8)	126,478	648,182
National Grid PLC(8)	114,693	870,837
Next PLC(8)	5,940	178,826
Old Mutual PLC(8)	170,879	281,929
Pearson PLC(8)	120,480	1,660,227
Prudential PLC#(8)	147,148	1,154,264
Reckitt Benckiser Group PLC(8)	87,328	4,108,702
Reed Elsevier PLC(8)	38,204	266,862
Rexam PLC(8)	27,609	125,730
Rio Tinto PLC(8)	76,388	3,536,606
Rolls - Royce Group PLC†(8)	58,382	498,414
Rolls - Royce Group PLC†, Class C (Entitlement Shares)	5,345,100	7,765
Royal Bank of Scotland Group PLC†(8)	627,087	424,014
Royal Dutch Shell PLC, Class A (London)(8)	264,706	6,989,650
Royal Dutch Shell PLC, Class B(8)	108,142	2,741,795
RSA Insurance Group PLC(8)	108,942	185,120
SABMiller PLC(8)	29,870	844,427
Schroders PLC(8)	3,518	67,663
Scottish & Southern Energy PLC(8)	29,066	443,660
Segro PLC(8)	23,743	98,490
Serco Group PLC(8)	15,460	136,813
Severn Trent PLC(8)	7,578	131,704
Smith & Nephew PLC(8)	27,950	254,069
Smiths Group PLC(8)	12,286	184,242

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Standard Chartered PLC(8)	80,689	$1,914,201
Standard Life PLC(8)	70,422	185,143
Tesco PLC(8)	251,430	1,501,200
The Capita Group PLC(8)	19,615	222,034
The Sage Group PLC(8)	184,410	635,026
Thomas Cook Group PLC(8)	27,751	83,431
Tomkins PLC(8)	28,516	100,582
TUI Travel PLC(8)	18,074	62,256
Tullow Oil PLC(8)	27,858	450,843
Unilever PLC(8)	40,413	1,093,275
United Utilities Group PLC(8)	21,459	167,952
Vedanta Resources PLC#(8)	3,840	128,508
Vodafone Group PLC(8)	3,185,914	6,408,702
Whitbread PLC(8)	5,663	113,546
WM Morrison Supermarkets PLC(8)	169,392	649,044
Wolseley PLC†(8)	8,938	213,283
Xstrata PLC(8)	70,303	1,032,211

		133,487,283

United States — 0.3%
Synthes, Inc.	20,321	2,127,485

Total Common Stock
(cost $791,453,446)		678,492,573

EXCHANGE - TRADED FUNDS — 10.5%
United States
iShares MSCI Emerging Markets Index Fund	1,071,620	40,828,722
Vanguard Emerging Markets ETF	1,078,940	41,215,508

Total EXCHANGE - TRADED FUNDS
(cost $84,777,453)		82,044,230

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	1,688	54,782
Fresenius SE	2,538	160,834
Henkel AG & Co. KGaA	13,678	644,495
RWE AG	1,261	84,855
Volkswagen AG	6,800	599,608

Total Preferred Stock
(cost $1,603,837)		1,544,574

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group Expires 06/04/10	7,821	0

Belgium — 0.0%
Dexia SA Expires 06/09/10†	17,096	3,384

Spain — 0.0%
Abertis Infraestructuras SA Expires 06/07/10†	93,971	66,423

United Kingdom — 0.0%
National Grid PLC Expires 06/11/10†	46,253	92,224

Total Rights
(cost $86,003)		162,031

WARRANTS — 0.0%
France — 0.0%
Fonciere Des Regions Exprires 12/30/10 (strike price EUR 65.00)†	2,420	1,547

Security Description	Shares/ Principal Amount(7)		Value (Note 2)

Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price HKD 58.00)		16,000	$0

Italy — 0.0%
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)†		18,811	1,108
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)†#		53,999	1,427

			2,535

Total Warrants
(cost $0)			4,082

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP	5,000	8,491
National Grid Gas PLC Bonds 4.19% due 12/24/22	GBP	5,000	11,854

Total Foreign Corporate Bonds & Notes
(cost $15,171)			20,345

Total Long - Term Investment Securities
(cost $877,935,910)			762,267,835

SHORT - TERM INVESTMENT SECURITIES — 10.0%
Collective Investment Pool — 9.2%
Securities Lending Quality Trust(4)(6)		72,322,761	72,047,026

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10		$4,200,000	4,200,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.14% due 07/22/10@		1,900,000	1,899,637
0.15% due 09/02/10@		35,000	34,985

			1,934,622

Total Short - Term Investment Securities
(cost $78,457,384)			78,181,648

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $5,147,006 and collateralized by $5,195,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $5,301,498 (cost $5,147,000)		5,147,000	5,147,000

TOTAL INVESTMENTS
(cost $961,540,294)(5)		107.9%	845,596,483
Liabilities in excess of other assets		(7.9)	(61,757,049)

NET ASSETS —		100.0%	$783,839,434

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

(2)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
BGP Holdings PLC	08/06/09	835,027	$0.00	$0	$0.00	0.00%
Yamaichi Securities Co., Ltd.	08/04/93	6,000	478,650	0	0.00	0.00

				$0		0.00%

(4)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	At May 31, 2010, the Fund had loaned securities with a total value of $69,483,076. This was secured by collateral of $72,322,761, which was received in cash and subsequently invested in short-term investments currently valued at $72,047,026 as reported in the Portfolio of Investments. The remaining collateral of $1,619,758 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	06/07/10 to 03/31/12
United States Treasury Notes/Bonds	0.88% to 8.75%	06/15/10 to 08/15/39

(7)	Denominated in United States Dollars unless otherwise indicated.
(8)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $135,907,845 representing 17.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

FDR—Federal Depository Receipt

PPS—Price Protected Shares

RNC—Risparmio Non-Convertible Savings Shares

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

VVPR—Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2010	Appreciation (Depreciation)
129	Long	Emini MSCI EAFE Index	June 2010	$10,121,309	$8,720,400	$(1,400,909)
5	Long	SPI 200 Index	June 2010	506,156	465,269	(40,887)
228	Long	MSCI Pan Euro Index	June 2010	4,800,235	4,557,601	(242,634)
64	Long	Nikkei 225 Index	June 2010	3,448,447	3,088,000	(360,447)

						$(2,044,877)

Currency Legend

EUR—Euro Dollar

GBP—British Pound

HKD—Hong Kong Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$52,630,707	$—		$0	$52,630,707
France	71,252,185	—		—	71,252,185
Germany	51,270,597	—		—	51,270,597
Japan	165,660,434	—		0	165,660,434
Switzerland	50,569,543	—		—	50,569,543
United Kingdom	103,940	133,383,343	#	—	133,487,283
Other Countries*	151,096,939	2,524,502	#	383	153,621,824
Exchange-Traded Funds	82,044,230	—		—	82,044,230
Preferred Stock	1,544,574	—		—	1,544,574
Rights	162,031	—		—	162,031
Warrants	4,082	—		—	4,082
Foreign Corporate Bonds & Notes	—	20,345		—	20,345
Short-Term Investment Securities:
Collective Investment Pool	—	72,047,026		—	72,047,026
Time Deposit	—	4,200,000		—	4,200,000
U.S. Government Treasuries	—	1,934,622		—	1,934,622
Repurchase Agreement	—	5,147,000		—	5,147,000
Other Financial Instruments:@
Open Futures Contracts - Depreciation	(2,044,877)	—		—	(2,044,877)

Total	$624,294,385	$219,256,838		$383	$843,551,606

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $135,907,845 representing 17.3% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$9,711
Accrued discounts/premiums	—
Realized gain (loss)	(42,486)
Change in unrealized appreciation (depreciation)	33,469
Net purchases (sales)	(311)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$383

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Sovereign	66.7%
United States Treasury Notes	9.4
Banks — Commercial	4.0
Repurchase Agreements	3.1
United States Treasury Bonds	3.0
Cosmetics & Toiletries	1.7
Real Estate Operations & Development	0.9
Transport — Marine	0.8
Oil Companies — Exploration & Production	0.6
Import/Export	0.6
Oil Companies — Integrated	0.5
Finance — Auto Loans	0.4
Building & Construction Products — Misc.	0.4
Retail — Major Department Stores	0.4
Banks — Special Purpose	0.4
Finance — Credit Card	0.4
SupraNational Banks	0.4
Regional Authority	0.3
Medical — Drugs	0.3
Steel — Producers	0.3
Diversified Financial Services	0.3
Coal	0.3
Investment Companies	0.3
Sovereign Agency	0.3
Pastoral & Agricultural	0.2
Warehousing & Harbor Transportation Services	0.2
Electric — Distribution	0.2
Food — Meat Products	0.2
Diversified Manufacturing Operations	0.2
Finance — Other Services	0.2
Diversified Operations	0.2
Beverages — Wine/Spirits	0.2
Building Products — Cement	0.1
Gas — Distribution	0.1
Hotels/Motels	0.1

97.7%

Country Allocation*

United States	18.1%
Japan	16.2
Brazil	5.1
Russia	4.8
Mexico	4.6
United Kingdom	4.3
Italy	4.2
Turkey	3.7
France	2.9
Venezuela	2.7
Germany	2.4
Netherlands	2.3
Indonesia	2.3
Philippines	2.1
Belgium	1.5
Cayman Islands	1.5
Colombia	1.4
Poland	1.3
Canada	1.3
Peru	1.1
Argentina	1.1
Luxembourg	1.1
New Zealand	1.0
Greece	1.0
Australia	1.0
Singapore	0.9
Finland	0.8
Spain	0.8
Austria	0.5
Sweden	0.5
Georgia	0.5
Norway	0.4
Bermuda	0.4
Ireland	0.4
Uruguay	0.4
Switzerland	0.4
Ukrainian SSR	0.3
Denmark	0.3
Malaysia	0.3
Portugal	0.3
Qatar	0.3
Trinidad and Tobago	0.3
United Arab Emirates	0.2
Kazakhstan	0.2
Bahrain	0.2
Jersey	0.1
Dominican Republic	0.2

97.7%

Credit Quality Allocation†#

Government — Treasury	13.5%
AAA	14.7
AA	24.4
A	7.9
BBB	18.2
BB	14.7
B	4.0
Not Rated@	2.6

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES — 14.9%
Australia — 0.3%
Commonwealth Bank of Australia Government Guar. Notes 2.90% due 09/17/14*		$400,000	$405,775

Bermuda — 0.4%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*		300,000	288,750
BW Group, Ltd. Notes 6.63% due 06/28/17		350,000	313,250

			602,000

Brazil — 0.6%
Banco ABC Brasil SA Bonds 7.88% due 04/08/20*		290,000	272,600
Banco Industrial e Comercial SA Sub. Notes 8.50% due 04/27/20*		300,000	291,750
BFF International, Ltd. Company Guar. Notes 7.25% due 01/28/20*		295,000	292,791

			857,141

Cayman Islands — 1.5%
Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/17*		450,000	418,500
Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*		320,000	323,200
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*		230,000	213,900
Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*		210,000	214,200
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16		230,000	236,479
Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16		220,000	211,728
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		295,000	274,350
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*		370,000	363,463

			2,255,820

Denmark — 0.3%
FIH Erhvervsbank A/S Government Liquidated Guar. Notes 2.13% due 03/21/13	EUR	350,000	435,202

France — 1.4%
Dexia Credit Local Government Guar. Notes 2.38% due 09/23/11*		550,000	558,251
PPR Notes 3.75% due 04/08/15	EUR	450,000	558,667

Security Description	Principal Amount(3)		Value (Note 2)

France (continued)
RCI Banque SA Senior Notes 2.88% due 07/23/12	EUR	350,000	$427,183
Sanofi - Aventis SA Senior Notes 3.13% due 10/10/14	EUR	400,000	503,922

			2,048,023

Germany — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		225,000	219,375

Ireland — 0.4%
Anglo Irish Bank Corp., Ltd. Government Guar. Notes 3.63% due 09/09/10	EUR	250,000	308,804
Irish Life & Permanent PLC Government Guar. Notes 3.13% due 04/22/13	EUR	217,000	259,627

			568,431

Jersey — 0.1%
Atlantic Finance Ltd. Company Guar. Notes 8.75% due 05/27/14		220,000	226,864

Kazakhstan — 0.2%
ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14		280,000	282,800

Luxembourg — 1.1%
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	522,828
Evraz Group SA Notes 8.88% due 04/24/13		225,000	224,719
Gaz Capital SA Bonds 8.15% due 04/11/18		270,000	284,877
MHP SA Notes 10.25% due 04/29/15*		334,000	345,235
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18		225,000	229,500

			1,607,159

Mexico — 0.6%
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		350,000	341,250
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*		135,000	144,450
Grupo Posadas SAB de CV Company Guar. Notes 9.25% due 01/15/15*		100,000	100,500
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		245,000	246,225

			832,425

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Netherlands — 1.8%
BMW Finance NV 2.88% due 04/18/13	EUR	150,000	$186,744
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*		290,000	258,825
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*		430,000	447,200
KazMunaiGaz Finance Sub BV Notes 7.00% due 05/05/20*		150,000	144,375
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*		150,000	178,500
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*		170,000	170,042
Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*		287,000	302,067
Metinvest BV Company Guar. Notes 10.25% due 05/20/15*		285,000	265,075
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	732,557

			2,685,385

New Zealand — 1.0%
ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	729,629
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	827,990

			1,557,619

Portugal — 0.3%
BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	424,130

Russia — 0.2%
BOM Capital PLC Senior Notes 6.70% due 03/11/15*		300,000	285,750

Singapore — 0.6%
PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	898,683

Spain — 0.2%
CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	245,613

Trinidad and Tobago — 0.3%
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*		350,000	383,250

United Arab Emirates — 0.2%
DP World, Ltd. Notes 6.85% due 07/02/37		400,000	311,000

Security Description	Principal Amount(3)		Value (Note 2)

United Kingdom — 1.1%
Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	$224,532
Barclays Bank PLC Notes 5.75% due 03/08/11	EUR	350,000	442,173
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		700,000	714,868
Smiths Group PLC Company Guar. Notes 4.13% due 05/05/17	EUR	228,000	283,746

			1,665,319

United States — 2.1%
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	543,620
Colgate - Palmolive Co. Senior Notes 3.15% due 08/05/15		300,000	309,745
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,196,523

			3,049,888

Venezuela — 0.1%
Petroleos De Venezuela S.A. Bonds 5.25% due 04/12/17		330,000	181,500

Total Corporate Bonds & Notes
(cost $21,679,394)			22,029,152

GOVERNMENT AGENCIES — 61.3%
Argentina — 1.1%
Republic of Argentina Notes 2.50% due 12/31/38(1)		1,372,134	493,968
Republic of Argentina Bonds 8.28% due 12/31/33		1,794,228	1,157,277

			1,651,245

Australia — 0.7%
Government of Australia Bonds 5.75% due 04/15/12	AUD	600,000	517,667
New South Wales Treasury Corp. Local Government Guar. 6.00% due 04/01/16	AUD	600,000	515,390

			1,033,057

Austria — 0.5%
Republic of Austria 3.20% due 02/20/17	EUR	600,000	771,730

Bahrain — 0.2%
Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*		235,000	230,219

Belgium — 1.5%
Kingdom of Belgium Bonds 2.75% due 03/28/16	EUR	450,000	565,023
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,262,303

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Belgium (continued)
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	350,000	$451,148

			2,278,474

Brazil — 4.5%
Federal Republic of Brazil Notes 5.88% due 01/15/19		805,000	861,350
Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,010,000	1,161,500
Federal Republic of Brazil Notes 8.00% due 01/15/18		471,111	537,538
Federal Republic of Brazil Bonds 8.25% due 01/20/34		810,000	1,046,925
Federal Republic of Brazil Notes 8.75% due 02/04/25		510,000	679,575
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	954,600
Federal Republic of Brazil Notes 11.00% due 08/17/40		830,000	1,103,734
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	420,000	257,275

			6,602,497

Canada — 1.3%
Government of Canada Bonds 1.25% due 06/01/11	CAD	850,000	811,227
Government of Canada Notes 1.50% due 03/01/12	CAD	550,000	523,243
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	580,685

			1,915,155

Colombia — 1.4%
Republic of Colombia Notes 7.38% due 01/27/17		280,000	321,300
Republic of Colombia Notes 7.38% due 03/18/19		464,000	534,760
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	928,200
Republic of Colombia Bonds 8.13% due 05/21/24		260,000	308,100

			2,092,360

Dominican Republic — 0.2%
Dominican Republic Bonds 7.50% due 05/06/21*		230,000	226,838

Security Description	Principal Amount(3)		Value (Note 2)

Finland — 0.8%
Government of Finland Notes 3.13% due 09/15/14	EUR	100,000	$131,363
Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	444,991
Republic of Finland Bonds 3.38% due 04/15/20	EUR	460,000	588,860

			1,165,214

France — 1.5%
Government of France 1.50% due 09/12/11	EUR	150,000	186,776
Government of France Bonds 3.75% due 10/25/19	EUR	775,000	1,022,856
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	463,290
Government of France Bonds 4.75% due 04/25/35	EUR	350,000	509,508
Government of France Bonds 5.50% due 04/25/29	EUR	347	541

			2,182,971

Georgia — 0.5%
Republic of Georgia Bonds 7.50% due 04/15/13		650,000	671,125

Germany — 2.3%
Federal Republic of Germany Bonds 2.25% due 04/11/14	EUR	100,000	128,397
Federal Republic of Germany Bonds 2.50% due 10/10/14	EUR	300,000	387,019
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	100,000	133,733
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	750,000	1,019,336
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	827,024
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	660,000	944,876

			3,440,385

Greece — 1.0%
Hellenic Republic Government Bonds 3.80% due 03/20/11	EUR	300,000	353,655
Republic of Greece Bonds 4.30% due 03/20/12	EUR	100,000	115,046
Republic of Greece 5.50% due 08/20/14	EUR	980,000	1,063,281

			1,531,982

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Indonesia — 2.3%
Republic of Indonesia Bonds 5.88% due 03/13/20*		$440,000	$455,400
Republic of Indonesia Bonds 6.63% due 02/17/37		925,000	929,292
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	830,800
Republic of Indonesia Bonds 11.63% due 03/04/19		790,000	1,131,675

			3,347,167

Italy — 1.9%
Republic of Italy Bonds 3.50% due 06/01/14	EUR	255,000	321,904
Republic of Italy Bonds 4.00% due 09/01/20	EUR	400,000	487,344
Republic of Italy Bonds 4.25% due 03/01/20	EUR	800,000	994,720
Republic of Italy Bonds 4.50% due 02/01/18	EUR	330,000	426,143
Republic of Italy Bonds 5.00% due 09/01/40	EUR	450,000	553,019

			2,783,130

Japan — 16.2%
Government of Japan Bonds 0.50% due 12/20/14	JPY	219,000,000	2,414,386
Government of Japan Bonds 0.80% due 03/20/13	JPY	360,000,000	4,016,818
Government of Japan 1.30% due 12/20/19	JPY	150,000,000	1,658,808
Government of Japan Bonds 1.40% due 12/20/14	JPY	34,000,000	389,612
Government of Japan Bonds 1.40% due 12/20/15	JPY	17,850,000	205,191
Government of Japan Bonds 1.50% due 12/20/11	JPY	133,000,000	1,489,842
Government of Japan Bonds 1.50% due 09/20/18	JPY	190,000,000	2,171,323
Government of Japan Bonds 1.70% due 12/20/16	JPY	6,000,000	70,202
Government of Japan Bonds 1.70% due 09/20/17	JPY	308,000,000	3,598,285
Government of Japan Bonds 2.00% due 03/20/25	JPY	494,700,000	5,614,152
Government of Japan Bonds 2.10% due 03/20/27	JPY	160,000,000	1,814,313

Security Description	Principal Amount(3)		Value (Note 2)

Japan (continued)
Government of Japan Bonds 2.10% due 09/20/29	JPY	48,000,000	$534,359

			23,977,291

Malaysia — 0.3%
Federation of Malaysia Bonds 3.74% due 02/27/15	MYR	1,400,000	431,975

Mexico — 4.0%
United Mexican States Notes 5.13% due 01/15/20		1,424,000	1,448,920
United Mexican States Notes 5.95% due 03/19/19		514,000	553,835
United Mexican States Notes 6.05% due 01/11/40		590,000	592,950
United Mexican States Notes 6.75% due 09/27/34		520,000	570,700
United Mexican States Bonds 7.50% due 04/08/33		440,000	523,600
United Mexican States Bonds 8.00% due 12/19/13	MXN	6,200,000	515,522
United Mexican States Bonds 8.00% due 12/17/15	MXN	5,450,000	452,485
United Mexican States Notes 8.13% due 12/30/19		440,000	539,880
United Mexican States Bonds 8.30% due 08/15/31		610,000	786,900

			5,984,792

Netherlands — 0.5%
Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	550,000	745,978

Norway — 0.4%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	3,900,000	626,153

Peru — 1.1%
Republic of Peru Bonds 6.55% due 03/14/37		345,000	371,910
Republic of Peru Notes 7.35% due 07/21/25		821,000	960,570
Republic of Peru Bonds 8.75% due 11/21/33		280,000	370,300

			1,702,780

Philippines — 2.1%
Republic of Philippines Bonds 6.50% due 01/20/20		1,005,000	1,094,194

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Philippines (continued)
Republic of Philippines Bonds 7.75% due 01/14/31		$560,000	$648,872
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	860,000
Republic of Philippines Notes 10.63% due 03/16/25		400,000	576,000

			3,179,066

Poland — 1.3%
Government of Poland Bonds 0.00% due 07/25/12	PLN	2,000,000	547,881
Government of Poland Bonds 5.00% due 10/24/13	PLN	1,700,000	513,725
Government of Poland Bonds 5.75% due 04/25/14	PLN	1,400,000	430,909
Government of Poland Bonds 6.25% due 10/24/15	PLN	1,550,000	486,172

			1,978,687

Qatar — 0.3%
State of Qatar Bonds 6.40% due 01/20/40		141,000	145,935
State of Qatar Senior Notes 6.40% due 01/20/40*		250,000	258,750

			404,685

Russia — 4.6%
Russian Federation Bonds 5.00% due 04/29/20*		600,000	571,500
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		5,018,600	5,608,286
Russian Federation Notes 12.75% due 06/24/28		370,000	617,937

			6,797,723

Singapore — 0.3%
Republic of Singapore Bonds 2.38% due 04/01/17	SGD	620,000	449,588

Spain — 0.6%
Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	418,453
Kingdom of Spain Bonds 4.60% due 07/30/19	EUR	350,000	440,724

			859,177

Sweden — 0.5%
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,260,000	322,558

Security Description	Principal Amount(3)		Value (Note 2)

Sweden (continued)
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,700,000	$410,584

			733,142

Switzerland — 0.4%
Swiss Confederation Bonds 2.00% due 10/12/16	CHF	570,000	522,046

Turkey — 3.7%
Republic of Turkey Bonds 6.75% due 05/30/40		680,000	673,200
Republic of Turkey Notes 6.88% due 03/17/36		595,000	605,412
Republic of Turkey Notes 7.00% due 06/05/20		950,000	1,045,000
Republic of Turkey Notes 7.38% due 02/05/25		700,000	780,500
Republic of Turkey Bonds 7.50% due 11/07/19		970,000	1,105,800
Republic of Turkey Notes 8.00% due 02/14/34		387,000	447,953
Republic of Turkey Senior Bonds 11.88% due 01/15/30		550,000	886,875

			5,544,740

Ukrainian SSR — 0.3%
Republic of Ukraine Bonds 6.58% due 11/21/16		500,000	461,300

Uruguay — 0.4%
Republic of Uruguay Bonds 6.88% due 09/28/25		230,000	247,250
Republic of Uruguay Notes 7.63% due 03/21/36		260,000	292,500

			539,750

Venezuela — 2.6%
Republic of Venezuela Bonds 5.75% due 02/26/16		710,000	433,100
Republic of Venezuela Bonds 7.65% due 04/21/25		450,000	247,500
Republic of Venezuela Notes 8.50% due 10/08/14		605,000	453,750
Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	364,500
Republic of Venezuela Bonds 9.25% due 09/15/27		2,955,000	1,935,525

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Venezuela (continued)
Republic of Venezuela Bonds 9.25% due 05/07/28		$650,000	$393,250

			3,827,625

Total Government Agencies
(cost $88,699,170)			90,690,047

GOVERNMENT TREASURIES — 18.4%
Italy — 2.3%
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/16	EUR	485,000	614,932
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR	1,200,000	1,507,466
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 03/01/25	EUR	275,000	354,054
Italy Buoni Poliennali Del Tesoro Bonds 9.00% due 11/01/23	EUR	532,912	951,644

			3,428,096

United Kingdom — 3.2%
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	350,000	544,782
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,415,000	2,043,718
Government of United Kingdom Bonds 5.25% due 06/07/12	GBP	930,000	1,464,221
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	328,000	664,529

			4,717,250

United States — 12.9%
United States Treasury Bonds 1.75% due 01/15/28		519,345	517,154
4.38% due 11/15/39		1,000,000	1,025,000
5.38% due 02/15/31		700,000	826,875
5.50% due 08/15/28		1,250,000	1,487,695
7.88% due 02/15/21		400,000	556,812

Security Description	Principal Amount(3)	Value (Note 2)

United States (continued)
United States Treasury Notes 0.88% due 01/31/11	$1,500,000	$1,505,508
1.00% due 08/31/11	350,000	352,010
1.00% due 10/31/11	1,500,000	1,508,087
1.13% due 06/30/11	1,500,000	1,510,782
1.13% due 12/15/12	400,000	400,406
1.50% due 07/15/12	1,400,000	1,420,672
1.75% due 04/15/13	750,000	761,190
2.25% due 01/31/15	700,000	707,383
2.38% due 08/31/14	1,650,000	1,684,805
2.38% due 09/30/14	700,000	713,726
3.00% due 08/31/16	1,100,000	1,123,805
3.13% due 05/15/19	800,000	792,625
3.63% due 08/15/19	1,340,000	1,376,537
4.50% due 11/15/15	700,000	781,539

		19,052,611

Total Government Treasuries
(cost $27,833,383)		27,197,957

Total Long-Term Investment Securities
(cost $138,211,947)		139,917,156

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $4,581,005 and collateralized by $4,590,000 of United States Treasury Bills, bearing interest at 2.50% due 04/30/15 and having approximate value of $4,676,292 (cost $4,581,000)	4,581,000	4,581,000

TOTAL INVESTMENTS
(cost $142,792,947)(2)	97.7%	144,498,156
Other assets less liabilities	2.3	3,433,875

NET ASSETS —	100.0%	$147,932,031

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $13,396,083 representing 9.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
JPY	42,000,000	USD	451,880	8/13/2010	$(9,541)

Currency Legend

AUD—Australian Dollar

MXN—Mexican Peso

BRL—Brazillian Real

MYR—Malaysia Ringgits

CAD—Canadian Dollar

NOK—Norwegian Krone

CHF—Switzerland Franc

PLN—Polish Zloty

EUR—Euro Dollar

SEK—Swedish Krona

GBP—British Pound

SGD—Singapore Dollars

JPY—Japanese Yen

The following is a summary of the inputs used to value the Funds net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$22,029,152	$—	$22,029,152
Government Agencies	—	90,690,047	—	90,690,047
Government Treasuries	—	27,197,957	—	27,197,957
Repurchase Agreement	—	4,581,000	—	4,581,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	—	(9,541)	—	(9,541)

Total	$—	$144,488,615	$—	$144,488,615

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.2%
Banks — Commercial	7.6
Medical — Drugs	5.0
Diversified Banking Institutions	4.2
Food — Misc.	4.2
Oil Companies — Integrated	3.8
Auto — Cars/Light Trucks	2.8
Chemicals — Diversified	2.4
Oil Companies — Exploration & Production	2.3
Diversified Operations	2.3
Diversified Minerals	2.2
Cellular Telecom	2.0
Food — Retail	2.0
Electronic Components — Misc.	2.0
Soap & Cleaning Preparation	1.9
Brewery	1.9
Industrial Gases	1.8
Medical Products	1.6
Beverages — Wine/Spirits	1.4
Transport — Rail	1.4
Electronic Components — Semiconductors	1.4
Machinery — Construction & Mining	1.4
Insurance — Multi-line	1.2
Diversified Manufacturing Operations	1.2
Oil — Field Services	1.2
Electric Products — Misc.	1.2
Transport — Services	1.2
Time Deposits	1.1
Tobacco	1.1
Industrial Automated/Robotic	1.1
Office Automation & Equipment	1.1
Retail — Apparel/Shoe	1.1
Food — Catering	1.0
Telephone — Integrated	1.0
Medical — Generic Drugs	1.0
Distribution/Wholesale	0.9
Electric — Integrated	0.9
Multimedia	0.9
Cosmetics & Toiletries	0.9
Enterprise Software/Service	0.9
Retail — Jewelry	0.9
Insurance — Property/Casualty	0.9
Computer Services	0.8
Semiconductor Components — Integrated Circuits	0.8
Exchange-Traded Fund	0.8
Human Resources	0.7
Dialysis Centers	0.7
Power Converter/Supply Equipment	0.7
Telecom Services	0.7
Auto/Truck Parts & Equipment — Original	0.7
Aerospace/Defense	0.6
Athletic Footwear	0.6
Television	0.6
Agricultural Chemicals	0.6
Import/Export	0.6
E-Commerce/Services	0.5
Platinum	0.5
Web Portals/ISP	0.5
Cruise Lines	0.5
Electric — Generation	0.5
Finance — Leasing Companies	0.5
Airlines	0.4
Retail — Building Products	0.4
Building Products — Doors & Windows	0.4
Publishing — Periodicals	0.4
Investment Management/Advisor Services	0.4
Hotels/Motels	0.4
Computers — Integrated Systems	0.4
Machinery — General Industrial	0.4
Chemicals — Specialty	0.4
Finance — Other Services	0.3
Gas — Distribution	0.3
Steel Pipe & Tube	0.3
Retail — Convenience Store	0.3

Wireless Equipment	0.3
Semiconductor Equipment	0.3
Building Products — Cement	0.3
Filtration/Separation Products	0.3
Internet Content — Information/News	0.3
Electronic Measurement Instruments	0.3
Metal — Copper	0.3
Broadcast Services/Program	0.2
Internet Application Software	0.2
Apparel Manufacturers	0.2
Medical — Biomedical/Gene	0.2
Optical Supplies	0.2
Transport — Marine	0.2
Publishing — Books	0.2
Gambling (Non-Hotel)	0.2
Paper & Related Products	0.2
Insurance — Reinsurance	0.2
Steel — Producers	0.2
Retail — Misc./Diversified	0.2
Satellite Telecom	0.2
Patient Monitoring Equipment	0.2
Photo Equipment & Supplies	0.2
Finance — Investment Banker/Broker	0.2
Casino Hotels	0.2
Medical Instruments	0.2
Finance — Credit Card	0.1
Electronic Connectors	0.1
Oil & Gas Drilling	0.1

107.3%

Country Allocation*

United Kingdom	19.2%
Japan	11.9
Switzerland	10.6
United States	10.0
France	8.4
Germany	8.3
Netherlands	4.9
Canada	3.0
Australia	3.0
Sweden	2.4
South Korea	2.2
Taiwan	2.0
Brazil	1.9
Singapore	1.7
Bermuda	1.5
Jersey	1.3
Denmark	1.3
Italy	1.2
Spain	1.1
India	1.1
Israel	1.0
Cayman Islands	1.0
Hong Kong	0.9
China	0.9
Belgium	0.8
Mexico	0.8
Norway	0.6
Poland	0.6
Indonesia	0.5
Czech Republic	0.5
Luxembourg	0.4
Turkey	0.4
Austria	0.4
Philippines	0.3
Finland	0.3
Ireland	0.3
Russia	0.3
South Africa	0.2
Hungary	0.1

107.3%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.7%
Australia — 3.0%
BHP Billiton, Ltd.	219,306	$7,070,456
Cochlear, Ltd.	27,981	1,717,173
Commonwealth Bank of Australia	31,860	1,379,858
CSL, Ltd.	41,052	1,094,744
QBE Insurance Group, Ltd.	62,420	1,034,633
Wesfarmers, Ltd.	33,432	820,228
Woolworths, Ltd.	37,556	843,831

		13,960,923

Austria — 0.4%
Erste Group Bank AG#	47,150	1,702,909

Belgium — 0.8%
Anheuser - Busch InBev NV	83,484	4,031,697

Bermuda — 1.5%
Esprit Holdings, Ltd.	345,230	2,035,094
Li & Fung, Ltd.	859,400	3,725,053
Seadrill, Ltd.#	24,610	474,945
VimpelCom, Ltd. ADR†#	47,428	737,505

		6,972,597

Brazil — 0.4%
Banco Santander Brasil SA ADR	184,952	1,927,200

Canada — 3.0%
Bombardier, Inc.#	192,546	891,161
Canadian National Railway Co. (New York)	63,270	3,629,800
Canadian National Railway Co. (Toronto)	51,528	3,029,034
Canadian Natural Resources, Ltd.	32,176	1,143,769
Cenovus Energy, Inc.	40,712	1,129,011
EnCana Corp.#	30,418	964,877
Fairfax Financial Holdings, Ltd.	2,901	1,087,979
Suncor Energy, Inc.	37,539	1,164,250
Talisman Energy, Inc.	70,972	1,219,101

		14,258,982

Cayman Islands — 1.0%
Baidu, Inc. ADR†	17,400	1,273,854
Ctrip.com International, Ltd. ADR†	15,140	596,365
Mindray Medical International, Ltd. ADR#	26,967	801,998
Tencent Holdings, Ltd.	59,100	1,143,078
Wynn Macau, Ltd.†#	449,476	727,345

		4,542,640

China — 0.9%
Industrial & Commercial Bank of China	5,383,000	3,988,995
ZTE corp.#(4)	55,400	184,278

		4,173,273

Czech Republic — 0.5%
CEZ AS†	50,190	2,151,292

Denmark — 1.3%
Carlsberg A/S	14,930	1,139,789
Novo Nordisk A/S, Class B	62,922	4,860,788

		6,000,577

Finland — 0.3%
Fortum Oyj	15,470	345,924
Kone Oyj, Class B	26,040	1,016,349

		1,362,273

France — 8.4%
Air Liquide SA#(4)	43,770	4,294,294
AXA SA#	121,020	2,001,699
BNP Paribas#	60,560	3,446,497

Security Description	Shares	Value (Note 2)

France (continued)
Danone SA	81,296	$4,199,360
Essilor International SA#	19,010	1,085,490
Eutelsat Communications	25,017	819,578
GDF Suez	52,391	1,626,852
Legrand SA	38,350	1,134,983
LVMH Moet Hennessy Louis Vuitton SA#	61,310	6,498,263
Pernod - Ricard SA	51,080	3,881,842
Schneider Electric SA	34,650	3,492,384
Societe Television Francaise 1#	41,737	598,500
Total SA#	105,697	4,902,385
Vallourec SA#	8,460	1,582,341

		39,564,468

Germany — 8.3%
Adidas AG	29,645	1,491,231
Allianz SE	19,940	1,994,806
BASF SE#	39,240	2,077,117
Bayer AG	68,047	3,806,083
Bayerische Motoren Werke AG#	82,986	3,872,988
Beiersdorf AG	36,380	1,984,760
Daimler AG†	59,320	2,989,805
Deutsche Boerse AG#	26,990	1,645,337
E.ON AG#	24,903	757,066
Fresenius Medical Care AG & Co. KGaA	69,104	3,492,701
Linde AG	40,170	4,142,077
MAN SE	8,391	719,785
Merck KGaA#	19,780	1,428,296
Metro AG	31,760	1,672,389
Puma AG Rudolf Dassler Sport	5,278	1,501,705
SAP AG#	78,108	3,382,240
Siemens AG	23,110	2,102,844

		39,061,230

Hong Kong — 0.9%
CNOOC, Ltd.	1,847,000	2,955,617
Hutchison Whampoa, Ltd.	236,000	1,468,484

		4,424,101

Hungary — 0.1%
OTP Bank PLC†	18,790	485,843

India — 1.1%
ICICI Bank, Ltd. ADR#	36,670	1,349,089
Infosys Technologies, Ltd. ADR#	67,324	3,873,150

		5,222,239

Indonesia — 0.5%
Bank Mandiri Tbk PT	1,893,500	1,104,112
Bank Rakyat Indonesia	951,000	891,400
United Tractors Tbk PT	300,000	600,000

		2,595,512

Ireland — 0.3%
Anglo Irish Bank Corp., Ltd.†(3)	58,907	724
Ryanair Holdings PLC ADR†	56,492	1,329,822

		1,330,546

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	84,857	4,651,861

Italy — 1.2%
Finmeccanica SpA#	96,268	1,028,394
Intesa Sanpaolo SpA#	51,385	137,231
Saipem SpA#	111,583	3,504,668
UniCredit SpA#	495,586	1,060,050

		5,730,343

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan — 11.3%
Aeon Credit Service Co., Ltd.	54,700	$543,248
Asahi Glass Co., Ltd.	181,000	1,914,776
Canon, Inc.	125,000	5,137,174
Denso Corp.	37,500	1,010,288
Fanuc, Ltd.	50,300	5,304,614
Hirose Electric Co., Ltd.#	5,300	501,937
Hoya Corp.	218,500	5,107,325
Inpex Corp.	338	2,121,657
Keyence Corp.	5,400	1,211,259
Komatsu, Ltd.	161,900	3,036,347
Konica Minolta Holdings, Inc.	70,000	785,844
Lawson, Inc.	36,200	1,539,369
Mitsubishi Corp.	121,800	2,742,756
Mitsubishi UFJ Financial Group, Inc.	376,700	1,823,042
Mitsui O.S.K. Lines, Ltd.	149,000	1,059,556
Nidec Corp.	48,200	4,384,944
Nomura Holdings, Inc.	124,200	771,437
Omron Corp.	61,700	1,296,631
ORIX Corp.	28,190	2,146,926
Rakuten, Inc.#	2,635	1,836,187
Shin - Etsu Chemical Co., Ltd.	50,000	2,513,031
Softbank Corp.	58,400	1,397,755
Tokyo Electron, Ltd.	5,300	307,676
Toyota Motor Corp.	34,175	1,230,112
Unicharm Corp.	22,400	2,261,509
Yahoo! Japan Corp.	4,041	1,419,062

		53,404,462

Jersey — 1.3%
Petrofac, Ltd.(6)	35,230	574,360
Shire PLC(6)	116,571	2,403,014
WPP PLC(6)	329,880	3,135,450

		6,112,824

Luxembourg — 0.4%
Millicom International Cellular SA#	23,885	1,909,128

Mexico — 0.8%
America Movil SAB de CV, Series L ADR	59,850	2,833,299
Grupo Televisa SA ADR	61,651	1,146,092

		3,979,391

Netherlands — 4.9%
Akzo Nobel NV	58,400	2,997,280
ASML Holding NV	36,810	1,066,103
Heineken NV	82,950	3,575,084
ING Groep NV-CVA	235,552	1,877,823
Koninklijke Ahold NV	113,966	1,434,608
Koninklijke KPN NV	96,231	1,252,171
Randstad Holding NV†	27,800	1,175,604
TNT NV	125,125	3,113,239
Unilever NV-CVA	171,995	4,725,538
Wolters Kluwer NV	103,160	1,906,024

		23,123,474

Norway — 0.6%
Petroleum Geo - Services ASA†	60,996	608,385
Telenor ASA	107,150	1,315,618
TGS Nopec Geophysical Co. ASA#	63,180	861,230

		2,785,233

Philippines — 0.3%
Philippine Long Distance Telephone Co.	28,420	1,492,557

Poland — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	222,690	2,766,586

Security Description	Shares	Value (Note 2)

Russia — 0.3%
OAO Gazprom ADR	64,931	$1,329,706

Singapore — 1.7%
Keppel Corp., Ltd.	428,000	2,696,111
Singapore Telecommunications, Ltd.	683,950	1,416,602
United Overseas Bank, Ltd.(4)	314,000	4,059,136

		8,171,849

South Africa — 0.2%
MTN Group, Ltd.	68,150	959,790

South Korea — 2.2%
Hyundai Mobis	13,517	2,237,811
Hyundai Motor Co.	21,453	2,498,654
NHN Corp†	6,323	915,298
POSCO	2,090	820,689
Samsung Electronics Co., Ltd.	2,950	1,904,469
Samsung Electronics Co., Ltd. GDR(6)	5,469	1,777,064
Samsung Electronics Co., Ltd. GDR†*	71	23,164

		10,177,149

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	257,680	2,698,847
Banco Santander SA#	191,604	1,960,861
Telefonica SA	33,005	631,519

		5,291,227

Sweden — 2.4%
Alfa Laval AB#	105,960	1,344,352
Atlas Copco AB, Class A	199,770	2,855,043
Getinge AB, Class B#	35,770	711,033
Hennes & Mauritz AB, Class B	24,700	1,404,121
Svenska Cellulosa AB, Class B	75,800	884,669
Telefonaktiebolaget LM Ericsson, Class B	136,810	1,404,345
Volvo AB, Class B†	249,330	2,607,164

		11,210,727

Switzerland — 10.6%
Actelion, Ltd.†	15,617	566,171
Adecco SA#	21,600	1,047,528
Cie Financiere Richemont SA	50,433	1,671,282
Credit Suisse Group AG	84,280	3,274,213
Givaudan SA	2,155	1,692,115
Holcim, Ltd.	21,520	1,365,773
Julius Baer Group, Ltd.	95,638	2,780,391
Kuehne & Nagel International AG	24,620	2,313,417
Nestle SA	239,662	10,865,922
Novartis AG	110,359	5,013,063
Roche Holding AG	73,176	10,048,048
Sonova Holding AG	25,005	2,710,903
Swiss Reinsurance Co., Ltd.	20,281	828,788
Syngenta AG	12,572	2,793,415
The Swatch Group AG, Class B	9,120	2,394,123
UBS AG†	45,749	614,737

		49,979,889

Taiwan — 2.0%
HON HAI Precision Industry Co., Ltd.†	824,000	3,208,884
HTC Corp.	129,000	1,755,239
MediaTek, Inc.	59,000	965,186
Taiwan Semiconductor Manufacturing Co., Ltd.	875,269	1,648,145
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	216,560	2,111,460

		9,688,914

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Turkey — 0.4%
Akbank TAS	230,457	$1,143,671
Turkiye Garanti Bankasi AS	160,990	691,384

		1,835,055

United Kingdom — 19.2%
Admiral Group PLC(6)	101,287	1,891,431
Antofagasta PLC(6)	94,128	1,203,896
ARM Holdings PLC(6)	514,190	1,844,273
Autonomy Corp. PLC†(6)	28,180	715,054
BAE Systems PLC(6)	24,626	115,286
Barclays PLC(6)	901,854	3,952,687
BG Group PLC(6)	340,531	5,236,135
British Airways PLC†#(6)	213,250	620,610
British American Tobacco PLC(6)	101,027	2,993,433
British Sky Broadcasting Group PLC(6)	891	7,441
Burberry Group PLC(6)	111,680	1,117,499
Carnival PLC(6)	57,510	2,193,523
Centrica PLC(6)	399,090	1,589,993
Compass Group PLC(6)	616,278	4,781,224
Diageo PLC(6)	182,120	2,795,972
Hays PLC(6)	405,490	593,995
HSBC Holdings PLC (London)(6)	322,945	2,941,772
HSBC Holdings PLC (Hong Kong)#	322,140	2,945,696
Imperial Tobacco Group PLC(6)	90,716	2,366,894
Informa PLC(6)	210,063	1,150,027
Intercontinental Hotels Group PLC(6)	111,270	1,762,737
International Power PLC(6)	378,309	1,592,341
ITV PLC†(6)	2,824,170	2,286,784
Kingfisher PLC(6)	597,547	1,936,634
Ladbrokes PLC#(6)	200,898	411,769
Lonmin PLC†(6)	98,620	2,399,527
Next PLC(6)	55,079	1,658,174
Reckitt Benckiser Group PLC(6)	190,588	8,966,990
Reed Elsevier PLC(6)	147,820	1,032,550
Rolls - Royce Group PLC†(6)	217,777	1,859,189
Rolls - Royce Group PLC Class C (Entitlement Shares)†(4)	19,599,930	28,474
Royal Dutch Shell PLC, Class A (London)(6)	68,830	1,817,479
Royal Dutch Shell PLC, Class B(6)	104,040	2,637,795
Schroders PLC(6)	55,537	1,068,159
Smith & Nephew PLC(6)	63,321	575,596
Smiths Group PLC(6)	178,084	2,670,571
Standard Chartered PLC(6)	178,667	4,238,552
Tesco PLC(6)	956,133	5,708,733
The Capita Group PLC(6)	62,561	708,165
Tullow Oil PLC(6)	57,778	935,057
Vodafone Group PLC(6)	1,972,655	3,968,142
William Hill PLC(6)	210,890	538,830
Wolseley PLC†(6)	28,540	681,035

		90,540,124

United States — 0.5%
Synthes, Inc.	23,380	2,447,744

Total Common Stock
(cost $466,695,395)		451,356,335

PREFERRED STOCK — 1.5%
Brazil — 1.5%
Banco Bradesco SA ADR#	79,679	1,301,955
Itau Unibanco Holding SA	66,380	1,264,728
Petroleo Brasileiro SA ADR#	40,315	1,248,556
Vale SA, Class A	142,300	3,350,349

Total Preferred Stock
(cost $6,080,737)		7,165,588

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE - TRADED FUNDS — 0.8%
Japan — 0.6%
Nomura ETF - Nikkei 225 Exchange Traded Fund	26,620	$2,900,813
United States — 0.2%
India Fund, Inc.†	26,794	767,380

Total Exchange-Traded Funds
(cost $3,633,463)		3,668,193

Total Long-Term Investment Securities
(cost $476,409,595)		462,190,116

SHORT-TERM INVESTMENT SECURITIES — 9.3%
Collective Investment Pool — 8.2%
Securities Lending Quality Trust(1)(2)	38,776,374	38,628,536

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$5,411,000	5,411,000

Total Short-Term Investment Securities
(cost $44,187,374)		44,039,536

TOTAL INVESTMENTS —
(cost $520,596,969)(5)	107.3%	506,229,652
Liabilities in excess of other assets	(7.3)	(34,465,838)

NET ASSETS —	100.0%	$471,763,814

#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $23,164 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010 the Fund had loaned securities with a total value of $36,873,630. This was secured by collateral of $38,776,374, which was received in cash and subsequently invested in short-term investments currently valued at $38,628,536 as reported in the Portfolio of Investments. The remaining collateral of $373,021 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	09/16/10 to 10/14/10
United States Treasury Notes/Bonds	0.88% to 6.25%	12/15/10 to 08/15/23

(3)	Fair valued security. Security is classified as Level 3 disclosure based on the security’s valuation input; See Note 2
(4)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $8,566,182 representing 1.8% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $95,455,842 representing 20.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$39,564,468	$—		$—	$39,564,468
Germany	39,061,230	—		—	39,061,230
Japan	53,404,462	—		—	53,404,462
Switzerland	49,979,889	—		—	49,979,889
United Kingdom	2,974,169	87,565,955	#	—	90,540,124
Other Countries*	170,915,551	7,889,887	#	724	178,806,162
Preferred Stock	7,165,588	—		—	7,165,588
Exchange-Traded Funds	3,668,193	—		—	3,668,193
Short-Term Investment Securities:
Collective Investment Pool	—	38,628,536		—	38,628,536
Time Deposit	—	5,411,000		—	5,411,000

Total	$366,733,550	$139,495,378		$724	$506,229,652

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $95,455,842 representing 20.2% of net sets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$18,071
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(17,347)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$724

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	11.3%
Medical — Drugs	7.8
Time Deposits	7.4
Diversified Banking Institutions	7.1
Oil Companies — Exploration & Production	4.8
Commercial Services — Finance	3.9
Retail — Building Products	3.4
Networking Products	3.4
Web Portals/ISP	3.4
Oil Companies — Integrated	3.3
Wireless Equipment	3.3
Television	3.1
Diversified Manufacturing Operations	3.0
E-Commerce/Products	2.9
Cosmetics & Toiletries	2.4
Banks — Super Regional	2.3
Medical Products	2.2
Transport — Services	2.2
Footwear & Related Apparel	2.2
E-Commerce/Services	2.1
Food — Misc.	2.1
Tobacco	1.8
Enterprise Software/Service	1.8
Multimedia	1.8
Retail — Restaurants	1.8
Oil — Field Services	1.7
Medical — Biomedical/Gene	1.7
Toys	1.7
Advertising Agencies	1.6
Industrial Gases	1.4
Consumer Products — Misc.	1.4
Insurance — Life/Health	1.4
Medical Instruments	1.3
Beverages — Wine/Spirits	1.2
Finance — Credit Card	1.1
Aerospace/Defense	1.1
Investment Management/Advisor Services	1.0
Applications Software	1.0
Beverages — Non-alcoholic	0.9
Aerospace/Defense — Equipment	0.9
Banks — Fiduciary	0.7
Investment Companies	0.5

111.4%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 92.7%
Advertising Agencies — 1.6%
Omnicom Group, Inc.	50,264	$1,907,519

Aerospace/Defense — 1.1%
The Boeing Co.	19,119	1,227,057

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	14,945	1,006,994

Applications Software — 1.0%
Microsoft Corp.	42,937	1,107,775

Banks - Fiduciary — 0.7%
State Street Corp.	21,368	815,617

Banks - Super Regional — 2.3%
Wells Fargo & Co.	91,916	2,637,070

Beverages - Non - alcoholic — 0.9%
PepsiCo, Inc.	16,731	1,052,213

Beverages - Wine/Spirits — 1.2%
Diageo PLC(6)	91,629	1,406,721

Commercial Services - Finance — 3.9%
Automatic Data Processing, Inc.	23,119	945,105
Moody’s Corp.#	133,049	2,727,504
Visa, Inc., Class A	12,269	889,012

		4,561,621

Consumer Products - Misc. — 1.4%
Clorox Co.#	25,875	1,625,468

Cosmetics & Toiletries — 2.4%
The Procter & Gamble Co.	45,298	2,767,255

Diversified Banking Institutions — 7.1%
Bank of America Corp.	201,609	3,173,326
JPMorgan Chase & Co.	71,005	2,810,378
The Goldman Sachs Group, Inc.	15,971	2,303,976

		8,287,680

Diversified Manufacturing Operations — 3.0%
General Electric Co.	211,349	3,455,556

E-Commerce/Products — 2.9%
Amazon.com, Inc.†	18,780	2,356,139
Blue Nile, Inc.†#	22,479	1,054,265

		3,410,404

E-Commerce/Services — 2.1%
Ancestry.com, Inc.#	144,527	2,438,170

Enterprise Software/Service — 1.8%
Oracle Corp.	91,860	2,073,280

Finance - Credit Card — 1.1%
American Express Co.	31,366	1,250,562

Food - Misc. — 2.1%
McCormick & Co., Inc.#	62,817	2,422,852

Footwear & Related Apparel — 2.2%
The Timberland Co., Class A†#	132,624	2,547,707

Industrial Gases — 1.4%
Air Products & Chemicals, Inc.	24,254	1,674,981

Insurance - Life/Health — 1.4%
Prudential Financial, Inc.	27,243	1,572,194

Investment Companies — 0.5%
Apollo Global Mgmt LLC Class A*(1)(2)	72,697	581,576

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 1.0%
T. Rowe Price Group, Inc.#	23,457	$1,161,591

Medical Instruments — 1.3%
Medtronic, Inc.	39,972	1,566,103

Medical Products — 2.2%
Johnson & Johnson	44,601	2,600,238

Medical - Biomedical/Gene — 1.7%
Amgen, Inc.†	39,005	2,019,679

Medical - Drugs — 7.8%
Merck & Co., Inc.	112,717	3,797,436
Novartis AG ADR#	61,518	2,768,925
Pfizer, Inc.	164,966	2,512,432

		9,078,793

Multimedia — 1.8%
FactSet Research Systems, Inc.#	30,177	2,053,545

Networking Products — 3.4%
Cisco Systems, Inc.†	171,578	3,973,746

Oil Companies - Exploration & Production — 4.8%
Apache Corp.	22,402	2,005,875
Occidental Petroleum Corp.	21,524	1,775,945
Ultra Petroleum Corp.†	39,781	1,830,722

		5,612,542

Oil Companies - Integrated — 3.3%
Chevron Corp.	22,373	1,652,693
Exxon Mobil Corp.	36,360	2,198,326

		3,851,019

Oil - Field Services — 1.7%
Schlumberger, Ltd.#	36,148	2,029,710

Retail - Building Products — 3.4%
Home Depot, Inc.	117,631	3,982,986

Retail - Restaurants — 1.8%
Burger King Holdings, Inc.#	107,899	2,051,160

Television — 3.1%
CBS Corp., Class B#	250,496	3,647,222

Tobacco — 1.8%
Philip Morris International, Inc.	48,445	2,137,393

Toys — 1.7%
Nintendo Co., Ltd.	6,500	1,917,366

Transport - Services — 2.2%
Expeditors International of Washington, Inc.#	31,675	1,209,668
United Parcel Service, Inc., Class B	21,526	1,350,972

		2,560,640

Web Portals/ISP — 3.4%
Google, Inc., Class A†	8,023	3,892,599

Wireless Equipment — 3.3%
QUALCOMM, Inc.	107,400	3,819,144

Total Long-Term Investment Securities
(cost $103,521,209)		107,785,748

SHORT-TERM INVESTMENT SECURITIES — 18.7%
Collective Investment Pool — 11.3%
Securities Lending Quality Trust(3)(5)	13,139,981	13,089,884

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 7.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$8,635,000	$8,635,000

Total Short-Term Investment Securities
(cost $21,774,981)		21,724,884

TOTAL INVESTMENTS
(cost $125,296,190)(4)	111.4%	129,510,632
Liabilities in excess of other assets	(11.4)	(13,283,412)

NET ASSETS —	100.0%	$116,227,220

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $581,576 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
(1)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $581,576 representing 0.5% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Apollo Global Management LLC, Class A Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	$1,383,129	$581,576	$8.00	0.50%

(3)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At May 31, 2010, the Fund had loaned securities with a total value of $13,588,083. This was secured by collateral of $13,139,981, which was received in cash and subsequently invested in short-term investments currently valued at $13,089,884 as reported in the Portfolio of Investments. The remaining collateral of $1,099,899 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 08/15/39

(6)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $1,406,721 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,287,680	$—		$—	$8,287,680
Medical - Drugs	9,078,793	—		—	9,078,793
Other Industries*	89,012,554	1,406,721	#	—	90,419,275
Short-Term Investment Securities:
Collective Investment Pool	—	13,089,884		—	13,089,884
Time Deposits	—	8,635,000		—	8,635,000

Total	$106,379,027	$23,131,605		$—	$129,510,632

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,406,721 representing 1.2% of net sets. See Note 2.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Computers	12.5%
Collective Investment Pool	4.4
Medical — Wholesale Drug Distribution	3.5
Oil Companies — Exploration & Production	3.4
Medical — Biomedical/Gene	3.3
Applications Software	3.3
Web Portals/ISP	3.0
Diversified Banking Institutions	2.9
Pharmacy Services	2.8
Time Deposit	2.7
Retail — Discount	2.7
Retail — Apparel/Shoe	2.6
Electronic Components — Semiconductors	2.5
Networking Products	2.4
Aerospace/Defense — Equipment	2.3
Cosmetics & Toiletries	2.1
Transport — Rail	1.9
Computers — Memory Devices	1.9
Apparel Manufacturers	1.8
Engineering/R&D Services	1.8
Diversified Manufacturing Operations	1.8
Medical Products	1.8
Computer Services	1.7
Enterprise Software/Service	1.7
Retail — Drug Store	1.7
Commercial Services — Finance	1.6
Beverages — Non-alcoholic	1.4
Medical — HMO	1.3
E-Commerce/Products	1.3
Agricultural Chemicals	1.3
Oil — Field Services	1.3
Exchange — Traded Fund	1.3
Repurchase Agreement	1.2
Medical — Drugs	1.2
Wireless Equipment	1.1
Electric Products — Misc.	1.1
Multimedia	1.1
Auto — Cars/Light Trucks	1.1
Retail — Major Department Stores	1.0
Medical — Generic Drugs	0.9
Oil Field Machinery & Equipment	0.9
Semiconductor Components — Integrated Circuits	0.8
Medical Instruments	0.8
Instruments — Scientific	0.8
Casino Hotels	0.6
Web Hosting/Design	0.6
Retail — Restaurants	0.6
Metal — Copper	0.5
Retail — Regional Department Stores	0.5
Investment Management/Advisor Services	0.5
Aerospace/Defense	0.5
Semiconductor Equipment	0.5
Oil & Gas Drilling	0.5
Brewery	0.5
Cable/Satellite TV	0.5
Machinery — Construction & Mining	0.5
Electronic Components — Misc.	0.5
Telecom Equipment — Fiber Optics	0.5
Finance — Investment Banker/Broker	0.5
Schools	0.5
Medical Labs & Testing Services	0.4
Electronic Measurement Instruments	0.4
Consulting Services	0.3
Telephone — Integrated	0.3
X-Ray Equipment	0.3
Industrial Gases	0.3

104.3%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.2%
Aerospace/Defense — 0.5%
Raytheon Co.	34,000	$1,781,940

Aerospace/Defense - Equipment — 2.3%
Goodrich Corp.	35,407	2,457,246
United Technologies Corp.	83,943	5,656,079

		8,113,325

Agricultural Chemicals — 1.3%
Monsanto Co.	16,337	831,063
Potash Corp. of Saskatchewan, Inc.	8,875	880,311
Syngenta AG	12,781	2,839,854

		4,551,228

Apparel Manufacturers — 1.8%
Coach, Inc.	155,286	6,383,807

Applications Software — 3.3%
Check Point Software Technologies†#	58,440	1,792,355
Microsoft Corp.	372,047	9,598,812

		11,391,167

Auto - Cars/Light Trucks — 1.1%
Ford Motor Co.†#	321,252	3,768,286

Beverages - Non - alcoholic — 1.4%
PepsiCo, Inc.	77,352	4,864,667

Cable/Satellite TV — 0.5%
DIRECTV, Class A†	45,938	1,731,403

Casino Hotels — 0.6%
Las Vegas Sands Corp.†	95,300	2,237,644

Cellular - Telecom — 0.3%
Sprint Nextel Corp.†	197,800	1,014,714

Commercial Services - Finance — 1.6%
Mastercard, Inc., Class A	9,280	1,872,426
Visa, Inc., Class A	49,200	3,565,032

		5,437,458

Computer Services — 1.7%
Accenture PLC, Class A	105,648	3,963,913
Cognizant Technology Solutions Corp., Class A†	40,219	2,012,559

		5,976,472

Computers — 12.5%
Apple, Inc.†	104,234	26,804,816
Hewlett - Packard Co.	226,214	10,408,106
International Business Machines Corp.	48,669	6,096,279

		43,309,201

Computers - Memory Devices — 1.9%
EMC Corp.†	348,195	6,483,391

Consulting Services — 0.3%
FTI Consulting, Inc.†	24,750	1,058,310

Cosmetics & Toiletries — 2.1%
Colgate - Palmolive Co.	23,843	1,861,900
The Estee Lauder Cos., Inc., Class A	40,206	2,342,803
The Procter & Gamble Co.	52,300	3,195,007

		7,399,710

Diversified Banking Institutions — 2.9%
Bank of America Corp.	99,200	1,561,408
Citigroup, Inc.†	200,300	793,188
JPMorgan Chase & Co.	63,500	2,513,330
Morgan Stanley	61,500	1,667,265
The Goldman Sachs Group, Inc.	24,280	3,502,633

		10,037,824

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.8%
Cooper Industries PLC, Class A	46,257	$2,172,691
Danaher Corp.	28,700	2,278,206
Ingersoll - Rand PLC	48,190	1,797,969

		6,248,866

E - Commerce/Products — 1.3%
Amazon.com, Inc.†	20,400	2,559,384
MercadoLibre, Inc.†#	39,100	2,028,117

		4,587,501

Electric Products - Misc. — 1.1%
AMETEK, Inc.	53,117	2,156,550
Emerson Electric Co.	37,000	1,718,280

		3,874,830

Electronic Components - Misc. — 0.5%
Flextronics International, Ltd.†	252,791	1,658,309

Electronic Components - Semiconductors — 2.5%
Avago Technologies, Ltd.†	82,246	1,698,380
Broadcom Corp., Class A	64,300	2,219,636
Intel Corp.	116,000	2,484,720
Xilinx, Inc.	87,787	2,146,392

		8,549,128

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	38,500	1,245,860

Engineering/R&D Services — 1.8%
ABB, Ltd.†	132,859	2,277,254
Fluor Corp.	38,058	1,785,681
URS Corp.†	50,153	2,235,821

		6,298,756

Enterprise Software/Service — 1.7%
Oracle Corp.	262,441	5,923,293

Finance - Investment Banker/Broker — 0.5%
The Charles Schwab Corp.	101,300	1,655,242

Industrial Gases — 0.3%
Praxair, Inc.	11,200	869,120

Instruments - Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	50,730	2,641,004

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	96,400	1,789,184

Machinery - Construction & Mining — 0.5%
Terex Corp.†	79,200	1,723,392

Medical Instruments — 0.8%
Medtronic, Inc.	32,100	1,257,678
St. Jude Medical, Inc.†	39,900	1,489,866

		2,747,544

Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc.	28,502	1,503,480

Medical Products — 1.8%
Covidien PLC	49,400	2,106,421
Hospira, Inc.†	34,821	1,812,781
Johnson & Johnson	38,503	2,244,725

		6,163,927

Medical - Biomedical/Gene — 3.3%
Amgen, Inc.†	118,358	6,128,577
Celgene Corp.†	41,900	2,210,644
Gilead Sciences, Inc.†	91,499	3,286,644

		11,625,865

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 1.2%
Abbott Laboratories	60,918	$2,897,260
Allergan, Inc.	22,100	1,341,176

		4,238,436

Medical - Generic Drugs — 0.9%
Mylan, Inc.†#	84,900	1,650,456
Teva Pharmaceutical Industries, Ltd. ADR	28,208	1,546,363

		3,196,819

Medical - HMO — 1.3%
UnitedHealth Group, Inc.	83,772	2,435,252
WellPoint, Inc.†	42,825	2,196,923

		4,632,175

Medical - Wholesale Drug Distribution — 3.5%
AmerisourceBergen Corp.#	157,433	4,937,102
Cardinal Health, Inc.	106,871	3,685,981
McKesson Corp.	48,180	3,372,600

		11,995,683

Metal - Copper — 0.5%
Freeport - McMoRan Copper & Gold, Inc.	26,000	1,821,300

Multimedia — 1.1%
Viacom, Inc., Class B†	112,800	3,791,208

Networking Products — 2.4%
Cisco Systems, Inc.†	361,516	8,372,711

Oil & Gas Drilling — 0.5%
Ensco PLC ADR#	46,989	1,757,389

Oil Companies - Exploration & Production — 3.4%
Apache Corp.	18,400	1,647,536
Occidental Petroleum Corp.	114,650	9,459,771
Ultra Petroleum Corp.†	17,900	823,758

		11,931,065

Oil Field Machinery & Equipment — 0.9%
National Oilwell Varco, Inc.	78,338	2,987,028

Oil - Field Services — 1.3%
Schlumberger, Ltd.	80,650	4,528,497

Pharmacy Services — 2.8%
Express Scripts, Inc.†	50,246	5,054,747
Medco Health Solutions, Inc.†	80,824	4,659,504

		9,714,251

Retail - Apparel/Shoe — 2.6%
Abercrombie & Fitch Co., Class A	12,600	451,458
Limited Brands, Inc.	137,256	3,412,184
Ross Stores, Inc.#	60,251	3,157,153
The Gap, Inc.	96,630	2,106,534

		9,127,329

Retail - Discount — 2.7%
Dollar Tree, Inc.†	41,366	2,589,098
Target Corp.	34,200	1,864,926
Wal - Mart Stores, Inc.	98,300	4,970,048

		9,424,072

Retail - Drug Store — 1.7%
CVS Caremark Corp.	119,678	4,144,449
Walgreen Co.	54,844	1,757,202

		5,901,651

Retail - Major Department Stores — 1.0%
J.C. Penney Co., Inc.	124,000	3,408,760

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.†	35,255	$1,789,191

Retail - Restaurants — 0.6%
Starbucks Corp.#	82,868	2,145,453

Schools — 0.5%
Apollo Group, Inc., Class A†	30,388	1,615,426

Semiconductor Components - Integrated Circuits — 0.8%
Marvell Technology Group, Ltd.†	145,666	2,764,741

Semiconductor Equipment — 0.5%
ASML Holding NV	62,300	1,760,598

Telecom Equipment - Fiber Optics — 0.5%
Corning, Inc.	95,100	1,657,593

Transport - Rail — 1.9%
Union Pacific Corp.	94,500	6,750,135

Web Hosting/Design — 0.6%
Equinix, Inc.†#	24,178	2,224,618

Web Portals/ISP — 3.0%
Google, Inc., Class A†	21,317	10,342,582

Wireless Equipment — 1.1%
QUALCOMM, Inc.	111,900	3,979,164

X - Ray Equipment — 0.3%
Hologic, Inc.†	58,800	876,120

Total Common Stock
(cost $299,923,204)		327,379,843

EXCHANGE - TRADED FUND — 1.3%
Financial Select Sector SPDR Fund# (cost $4,571,729)	298,940	4,388,439

PREFERRED STOCK — 0.5%
Brewery — 0.5%
Cia de Bebidas das Americas ADR (cost $1,693,910)	17,976	1,731,808

Total Long-Term Investment Securities
(cost $306,188,843)		333,500,090

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Collective Investment Pool — 4.4%
Securities Lending Quality Trust(1)(2)	15,419,786	15,360,997

Time Deposit — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$9,430,000	9,430,000

Total Short-Term Investment Securities
(cost $24,849,786)		24,790,997

REPURCHASE AGREEMENT — 1.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $4,354,000)	4,354,000	4,354,000

TOTAL INVESTMENTS
(cost $335,392,629)(4)	104.3%	362,645,087
Liabilities in excess of other assets	(4.3)	(14,913,630)

NET ASSETS —	100.0%	$347,731,457

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010, the Fund had loaned securities with a total value of $15,754,915. This was secured by collateral of $15,419,786, which was received in cash and subsequently invested in short-term investments currently valued at $15,360,997 as reported in the Portfolio of Investments. The remaining collateral of $945,231 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Bank	0.50% to 1.00%	01/05/11 to 04/26/13
United States Treasury Notes/Bonds	1.25% to 4.13%	08/15/10 to 11/30/10

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$43,309,201	$—	$—	$43,309,201
Other Industries*	284,070,642	—	—	284,070,642
Exchange-Traded Funds	4,388,439	—	—	4,388,439
Preferred Stock	1,731,808	—	—	1,731,808
Short-Term Investment Securities:
Collective Investment Pool	—	15,360,997	—	15,360,997
Time Deposits	—	9,430,000	—	9,430,000
Repurchase Agreement	—	4,354,000	—	4,354,000

Total	$333,500,090	$29,144,997	$—	$362,645,087

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	14.3%
Real Estate Investment Trusts	7.3
Banks — Commercial	3.7
Electric — Integrated	3.4
Oil Companies — Exploration & Production	2.7
Retail — Apparel/Shoe	2.3
Chemicals — Specialty	2.3
Gas — Distribution	2.3
Electronic Components — Semiconductors	1.9
Medical — Biomedical/Gene	1.8
Insurance — Property/Casualty	1.8
Diversified Manufacturing Operations	1.7
Retail — Restaurants	1.5
Medical Instruments	1.5
Savings & Loans/Thrifts	1.5
Engineering/R&D Services	1.4
Medical — Hospitals	1.3
Machinery — Construction & Mining	1.3
Insurance — Reinsurance	1.1
Building — Residential/Commercial	1.1
Oil & Gas Drilling	1.0
Electronic Parts Distribution	1.0
Containers — Paper/Plastic	1.0
Enterprise Software/Service	1.0
Schools	1.0
Commercial Services — Finance	1.0
Distribution/Wholesale	1.0
Investment Management/Advisor Services	0.9
Computers — Integrated Systems	0.9
Retail — Discount	0.9
Electronic Measurement Instruments	0.8
Transport — Truck	0.8
Steel — Producers	0.8
Human Resources	0.8
Internet Infrastructure Software	0.8
Insurance — Multi-line	0.8
Medical Products	0.8
Retail — Automobile	0.8
Consulting Services	0.8
Finance — Investment Banker/Broker	0.7
Food — Misc.	0.7
Oil — Field Services	0.7
Medical — Drugs	0.7
Transport — Marine	0.7
Telecommunication Equipment	0.7
Electronic Design Automation	0.6
Computer Aided Design	0.6
Coatings/Paint	0.6
Consumer Products — Misc.	0.6
Instruments — Controls	0.6
Commercial Services	0.5
Aerospace/Defense — Equipment	0.5
Data Processing/Management	0.5
Metal Processors & Fabrication	0.5
Insurance Brokers	0.5
Semiconductor Equipment	0.5
Medical — Generic Drugs	0.5
Retail — Auto Parts	0.5
Coal	0.5
Respiratory Products	0.5
E-Commerce/Services	0.5
Machine Tools & Related Products	0.5
Soap & Cleaning Preparation	0.5
Machinery — General Industrial	0.5
Electronic Components — Misc.	0.5
Electric Products — Misc.	0.5
Auto/Truck Parts & Equipment — Original	0.5
Hospital Beds/Equipment	0.5
Building Products — Cement	0.4

Telecom Services	0.4
Web Hosting/Design	0.4
Diagnostic Equipment	0.4
Rental Auto/Equipment	0.4
Batteries/Battery Systems	0.4
Retail — Pet Food & Supplies	0.4
Transport — Rail	0.4
Apparel Manufacturers	0.4
Insurance — Life/Health	0.4
X-Ray Equipment	0.4
Airlines	0.4
Diagnostic Kits	0.4
Telephone — Integrated	0.4
Medical — HMO	0.4
Paper & Related Products	0.4
Containers — Metal/Glass	0.4
Medical Labs & Testing Services	0.4
Filtration/Separation Products	0.3
Semiconductor Components — Integrated Circuits	0.3
Auto — Heavy Duty Trucks	0.3
Research & Development	0.3
Retail — Mail Order	0.3
Textile — Home Furnishings	0.3
Real Estate Management/Services	0.3
Decision Support Software	0.3
Medical — Outpatient/Home Medical	0.3
Transactional Software	0.3
Pharmacy Services	0.3
Casino Services	0.3
Multimedia	0.3
Non-Hazardous Waste Disposal	0.3
Beverages — Non-alcoholic	0.3
Miscellaneous Manufacturing	0.3
Machinery — Farming	0.3
Physicians Practice Management	0.3
Retail — Catalog Shopping	0.3
Retail — Sporting Goods	0.3
Power Converter/Supply Equipment	0.3
Networking Products	0.3
Coffee	0.3
Office Furnishings — Original	0.3
Food — Meat Products	0.3
Leisure Products	0.3
Computer Services	0.3
Water	0.2
Publishing — Books	0.2
Cosmetics & Toiletries	0.2
Private Corrections	0.2
Machinery — Electrical	0.2
Motion Pictures & Services	0.2
Industrial Automated/Robotic	0.2
Veterinary Diagnostics	0.2
Web Portals/ISP	0.2
Building Products — Air & Heating	0.2
Auction Houses/Art Dealers	0.2
Funeral Services & Related Items	0.2
Vitamins & Nutrition Products	0.2
Finance — Auto Loans	0.2
E-Marketing/Info	0.2
Electronic Connectors	0.2
Investment Companies	0.2
Intimate Apparel	0.2
Food — Baking	0.2
Machinery — Pumps	0.2
Medical Sterilization Products	0.2
Physical Therapy/Rehabilitation Centers	0.2
Machinery — Print Trade	0.2
Steel Pipe & Tube	0.2
Advertising Sales	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Recreational Centers	0.2%
Chemicals — Diversified	0.2
Retail — Major Department Stores	0.2
Oil Refining & Marketing	0.2
Hazardous Waste Disposal	0.2
Telecom Equipment — Fiber Optics	0.2
Cellular Telecom	0.1
Food — Retail	0.1
Transport — Equipment & Leasing	0.1
Banks — Fiduciary	0.1
Wireless Equipment	0.1
U.S. Government Treasuries	0.1
Applications Software	0.1
Patient Monitoring Equipment	0.1
Building — Mobile Home/Manufactured Housing	0.1
Printing — Commercial	0.1
Building & Construction Products — Misc.	0.1
Retail — Hair Salons	0.1
Agricultural Chemicals	0.1
Tobacco	0.1
Building — Heavy Construction	0.1
Computers	0.1
Building — Maintance & Services	0.1
Racetracks	0.1
Footwear & Related Apparel	0.1
Environmental Monitoring & Detection	0.1
Retail — Bookstores	0.1
Casino Hotels	0.1
Food — Confectionery	0.1
Medical — Nursing Homes	0.1
Repurchase Agreements	0.1
Independent Power Producers	0.1
Direct Marketing	0.1

113.5%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	117,800	$3,471,566

Aerospace/Defense - Equipment — 0.5%
Alliant Techsystems, Inc.†#	72,900	5,014,791
BE Aerospace, Inc.†	225,700	6,120,984

		11,135,775

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	91,100	2,246,526

Airlines — 0.4%
AirTran Holdings, Inc.†#	297,500	1,677,900
Alaska Air Group, Inc.†#	78,700	3,675,290
JetBlue Airways Corp.†#	457,900	2,838,980

		8,192,170

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.†#	210,600	5,745,168
Under Armour, Inc., Class A†#	83,300	2,806,377

		8,551,545

Applications Software — 0.1%
Quest Software, Inc.†#	138,200	2,674,861

Auction House/Art Dealers — 0.2%
Sotheby’s	148,700	4,832,750

Auto - Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	197,700	7,024,281

Auto/Truck Parts & Equipment - Original — 0.5%
BorgWarner, Inc.†	258,100	9,616,806

Banks - Commercial — 3.7%
Associated Banc - Corp.#	381,400	5,122,202
BancorpSouth, Inc.#	161,800	3,137,302
Bank of Hawaii Corp.	106,000	5,091,180
Cathay General Bancorp	173,300	1,909,766
City National Corp.#	95,600	5,514,208
Commerce Bancshares, Inc.	161,200	5,991,804
Cullen/Frost Bankers, Inc.#	132,600	7,277,088
FirstMerit Corp.#	228,700	4,262,968
Fulton Financial Corp.#	437,700	4,355,115
International Bancshares Corp.	114,300	2,257,425
PacWest Bancorp.#	65,700	1,369,188
Prosperity Bancshares, Inc.#	102,800	3,704,912
SVB Financial Group†#	91,300	4,095,718
Synovus Financial Corp.	1,644,500	4,867,720
TCF Financial Corp.#	272,300	4,394,922
Trustmark Corp.#	125,200	2,800,724
Valley National Bancorp.#	354,999	5,133,286
Webster Financial Corp.#	147,200	2,818,880
Westamerica Bancorporation#	64,500	3,590,715

		77,695,123

Banks - Fiduciary — 0.1%
Wilmington Trust Corp.#	195,000	2,940,600

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	154,200	8,664,498

Beverages - Non - alcoholic — 0.3%
Hansen Natural Corp.†#	155,700	6,080,085

Building & Construction Products - Misc. — 0.1%
Louisiana - Pacific Corp.†#	280,100	2,380,850

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	108,100	4,837,475

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.4%
Martin Marietta Materials, Inc.#	100,100	$9,332,323

Building - Heavy Construction — 0.1%
Granite Construction, Inc.#	74,200	2,200,030

Building - Maintance & Services — 0.1%
Rollins, Inc.#	96,600	2,053,716

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	86,400	2,519,424

Building - Residential/Commercial — 1.1%
KB Home	163,300	2,364,584
MDC Holdings, Inc.#	83,100	2,607,678
NVR, Inc.†#	13,500	9,251,280
Ryland Group, Inc.#	96,800	1,800,480
Toll Brothers, Inc.†#	309,900	6,529,593

		22,553,615

Casino Hotels — 0.1%
Boyd Gaming Corp.†#	121,700	1,602,789

Casino Services — 0.3%
Bally Technologies, Inc.†#	121,900	5,180,750
Scientific Games Corp., Class A†#	143,400	1,465,548

		6,646,298

Cellular Telecom — 0.1%
Syniverse Holdings, Inc.†#	153,200	3,031,828

Chemicals - Diversified — 0.2%
Olin Corp.#	173,400	3,324,078

Chemicals - Specialty — 2.3%
Albemarle Corp.	201,600	8,680,896
Ashland, Inc.	172,300	9,237,003
Cabot Corp.	144,300	4,041,843
Cytec Industries, Inc.	107,700	4,602,021
Lubrizol Corp.	151,000	13,374,070
Minerals Technologies, Inc.#	41,400	2,212,830
NewMarket Corp.#	25,900	2,666,664
Sensient Technologies Corp.#	108,700	3,009,903

		47,825,230

Coal — 0.5%
Arch Coal, Inc.#	358,700	7,729,985
Patriot Coal Corp.†#	166,500	2,775,555

		10,505,540

Coatings/Paint — 0.6%
RPM International, Inc.	285,900	5,663,679
Valspar Corp.#	219,700	6,891,989

		12,555,668

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†	231,600	5,477,340

Commercial Services — 0.5%
Alliance Data Systems Corp.†#	116,000	8,196,560
Convergys Corp.†	271,900	2,969,148

		11,165,708

Commercial Services - Finance — 1.0%
Global Payments, Inc.#	180,000	7,594,200
Lender Processing Services, Inc.	210,800	7,154,552
SEI Investments Co.	285,000	6,010,650

		20,759,402

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.6%
ANSYS, Inc.†#	198,400	$8,676,032
Parametric Technology Corp.†#	258,700	4,263,376

		12,939,408

Computer Services — 0.3%
DST Systems, Inc.	85,200	3,264,864
SRA International, Inc., Class A†	95,200	2,053,464

		5,318,328

Computers — 0.1%
Palm, Inc.†	370,000	2,109,000

Computers - Integrated Systems — 0.9%
Diebold, Inc.	146,400	4,242,672
Jack Henry & Associates, Inc.#	186,600	4,485,864
MICROS Systems, Inc.†	175,900	6,015,780
NCR Corp.†	351,500	4,667,920

		19,412,236

Consulting Services — 0.8%
FTI Consulting, Inc.†	102,600	4,387,176
Gartner, Inc.†#	133,400	3,301,650
Navigant Consulting, Inc.†	110,400	1,338,048
The Corporate Executive Board Co.#	75,400	2,442,206
Towers Watson & Co., Class A	94,200	4,333,200

		15,802,280

Consumer Products - Misc. — 0.6%
American Greetings Corp., Class A#	87,200	2,056,176
The Scotts Miracle - Gro Co., Class A	100,000	4,443,000
Tupperware Brands Corp.#	139,300	5,918,857

		12,418,033

Containers - Metal/Glass — 0.4%
Greif, Inc., Class A	75,900	4,159,320
Silgan Holdings, Inc.#	118,300	3,375,099

		7,534,419

Containers - Paper/Plastic — 1.0%
Packaging Corp. of America	227,500	5,036,850
Rock - Tenn Co., Class A#	85,700	4,410,122
Sonoco Products Co.	221,400	6,843,474
Temple - Inland, Inc.#	237,400	5,016,262

		21,306,708

Cosmetics & Toiletries — 0.2%
Alberto - Culver Co.	189,000	5,201,280

Data Processing/Management — 0.5%
Acxiom Corp.†#	174,700	3,041,527
Broadridge Financial Solutions, Inc.	297,600	5,690,112
Fair Isaac Corp.#	102,700	2,382,640

		11,114,279

Decision Support Software — 0.3%
MSCI, Inc., Class A†	231,800	6,872,870

Diagnostic Equipment — 0.4%
Affymetrix, Inc.†#	156,500	1,025,075
Gen - Probe, Inc.†	108,400	4,765,264
Immucor, Inc.†#	154,300	3,030,452

		8,820,791

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	128,200	8,107,368

Security Description	Shares	Value (Note 2)

Direct Marketing — 0.1%
Harte - Hanks, Inc.#	84,200	$1,150,172

Distribution/Wholesale — 1.0%
Fossil, Inc.†#	106,500	3,993,750
Ingram Micro, Inc., Class A†	361,300	6,127,648
LKQ Corp.†	312,200	5,750,724
Owens & Minor, Inc.#	139,000	4,151,930

		20,024,052

Diversified Manufacturing Operations — 1.7%
Carlisle Cos., Inc.	132,900	5,168,481
Crane Co.	103,400	3,363,602
Federal Signal Corp.	130,700	890,067
Harsco Corp.	177,300	4,824,333
Matthews International Corp., Class A#	67,000	2,169,460
Pentair, Inc.	217,100	7,459,556
SPX Corp.	110,000	6,501,000
The Brink’s Co.	105,700	2,396,219
Trinity Industries, Inc.#	174,900	3,821,565

		36,594,283

E - Commerce/Services — 0.5%
NetFlix, Inc.†	93,400	10,381,410

E - Marketing/Info — 0.2%
Digital River, Inc.†	85,300	2,349,162
ValueClick, Inc.†#	184,400	2,144,572

		4,493,734

Electric Products - Misc. — 0.5%
AMETEK, Inc.	238,300	9,674,980

Electric - Integrated — 3.4%
Alliant Energy Corp.	244,300	7,851,802
Black Hills Corp.#	85,800	2,461,602
Cleco Corp.#	133,600	3,536,392
DPL, Inc.	264,400	6,620,576
Great Plains Energy, Inc.#	298,900	5,245,695
Hawaiian Electric Industries, Inc.#	203,300	4,464,468
IDACORP, Inc.	105,900	3,499,995
MDU Resources Group, Inc.	414,800	7,756,760
NSTAR#	235,800	8,278,938
NV Energy, Inc.	518,500	6,113,115
OGE Energy Corp.	214,300	7,809,092
PNM Resources, Inc.	191,400	2,361,876
Westar Energy, Inc.	240,700	5,295,400

		71,295,711

Electronic Components - Misc. — 0.5%
Gentex Corp.	306,700	6,035,856
Vishay Intertechnology, Inc.†	412,100	3,729,505

		9,765,361

Electronic Components - Semiconductors — 1.9%
Cree, Inc.†#	234,400	15,557,128
Fairchild Semiconductor International, Inc.†	274,500	2,745,000
International Rectifier Corp.†	156,900	3,288,624
Intersil Corp., Class A	271,600	3,614,996
Rovi Corp.†	230,000	8,588,200
Semtech Corp.†#	136,100	2,396,721
Silicon Laboratories, Inc.†#	101,400	4,606,602

		40,797,271

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	116,200	4,455,108

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	593,400	$3,975,780
Mentor Graphics Corp.†	229,400	2,105,892
Synopsys, Inc.†	323,500	6,929,370

		13,011,042

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	88,700	5,912,742
National Instruments Corp.	126,300	4,065,597
Trimble Navigation, Ltd.†	266,500	7,656,545

		17,634,884

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	264,600	7,218,288
Avnet, Inc.†	335,000	9,621,200
Tech Data Corp.†	112,300	4,564,995

		21,404,483

Engineering/R&D Services — 1.4%
Aecom Technology Corp.†	251,600	6,385,608
KBR, Inc.	354,300	7,787,514
The Shaw Group, Inc.†	184,600	6,296,706
URS Corp.†	185,500	8,269,590

		28,739,418

Enterprise Software/Service — 1.0%
Advent Software, Inc.†	34,600	1,496,104
Informatica Corp.†#	199,900	5,157,420
ManTech International Corp., Class A†#	49,100	2,269,893
Sybase, Inc.†	191,800	12,338,494

		21,261,911

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	66,700	1,824,912

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	170,500	7,357,075

Finance - Auto Loans — 0.2%
AmeriCredit Corp.†	212,800	4,600,736

Finance - Investment Banker/Broker — 0.7%
Greenhill & Co., Inc.	45,300	3,138,837
Jefferies Group, Inc.#	268,900	6,273,437
Raymond James Financial, Inc.	219,000	6,191,130

		15,603,404

Food - Baking — 0.2%
Flowers Foods, Inc.#	170,100	4,203,171

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	59,600	1,492,384

Food - Meat Products — 0.3%
Smithfield Foods, Inc.†#	312,100	5,380,604

Food - Misc. — 0.7%
Corn Products International, Inc.	165,800	5,529,430
Lancaster Colony Corp.#	43,000	2,350,380
Ralcorp Holdings, Inc.†	120,900	7,262,463

		15,142,273

Food - Retail — 0.1%
Ruddick Corp.#	90,400	2,985,008

Footwear & Related Apparel — 0.1%
The Timberland Co., Class A†#	96,300	1,849,923

Funeral Services & Related Items — 0.2%
Service Corp. International	560,900	4,790,086

Security Description	Shares	Value (Note 2)

Gas - Distribution — 2.3%
AGL Resources, Inc.	171,200	$6,248,800
Atmos Energy Corp.	205,500	5,573,160
Energen Corp.	158,400	7,012,368
National Fuel Gas Co.	179,100	8,704,260
Southern Union Co.	274,700	5,980,219
UGI Corp.	240,300	6,281,442
Vectren Corp.	179,200	4,130,560
WGL Holdings, Inc.#	111,100	3,760,735

		47,691,544

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	50,400	3,194,856

Hospital Beds/Equipment — 0.5%
Hill - Rom Holdings, Inc.#	138,800	3,869,744
Kinetic Concepts, Inc.†#	137,000	5,671,800

		9,541,544

Human Resources — 0.8%
Hewitt Associates, Inc., Class A†	184,700	6,880,075
Korn/Ferry International†#	101,100	1,413,378
Manpower, Inc.	180,800	8,264,368

		16,557,821

Independent Power Producers — 0.1%
Dynegy, Inc.†	222,800	1,165,244

Industrial Automated/Robotic — 0.2%
Nordson Corp.#	74,500	4,963,935

Instruments - Controls — 0.6%
Mettler - Toledo International, Inc.†	74,600	8,543,938
Woodward Governor Co.#	125,400	3,598,980

		12,142,918

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.#	226,300	5,587,347
Brown & Brown, Inc.	260,500	5,105,800

		10,693,147

Insurance - Life/Health — 0.4%
Protective Life Corp.	189,000	4,067,280
StanCorp Financial Group, Inc.	104,300	4,462,997

		8,530,277

Insurance - Multi - line — 0.8%
American Financial Group, Inc.	168,400	4,698,360
Horace Mann Educators Corp.#	86,600	1,331,042
Old Republic International Corp.#	531,400	7,365,204
Unitrin, Inc.	110,100	2,938,569

		16,333,175

Insurance - Property/Casualty — 1.8%
First American Corp.	228,500	7,775,855
Fidelity National Financial, Inc., Class A	508,700	7,335,454
HCC Insurance Holdings, Inc.	253,000	6,342,710
Mercury General Corp.#	78,600	3,396,306
The Hanover Insurance Group, Inc.	99,200	4,315,200
WR Berkley Corp.	283,400	7,725,484

		36,891,009

Insurance - Reinsurance — 1.1%
Everest Re Group, Ltd.	131,000	9,521,080
Reinsurance Group of America, Inc.	161,200	7,571,564
Transatlantic Holdings, Inc.	142,200	6,687,666

		23,780,310

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	175,500	$12,342,915
TIBCO Software, Inc.†#	367,800	4,196,598

		16,539,513

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	100,900	4,297,331

Investment Companies — 0.2%
Apollo Investment Corp.	422,200	4,403,546

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†#	97,400	6,978,710
Eaton Vance Corp.#	259,500	7,756,455
Waddell & Reed Financial, Inc., Class A	188,400	5,051,004

		19,786,169

Leisure Products — 0.3%
WMS Industries, Inc.†	116,100	5,378,913

Machine Tools & Related Products — 0.5%
Kennametal, Inc.#	180,000	5,077,800
Lincoln Electric Holdings, Inc.	94,100	5,250,780

		10,328,580

Machinery - Construction & Mining — 1.3%
Bucyrus International, Inc.	178,500	9,560,460
Joy Global, Inc.	227,300	11,592,300
Terex Corp.†	239,100	5,202,816

		26,355,576

Machinery - Electrical — 0.2%
Regal - Beloit Corp.	82,700	4,985,983

Machinery - Farming — 0.3%
AGCO Corp.†#	204,100	5,871,957

Machinery - General Industrial — 0.5%
IDEX Corp.	178,800	5,460,552
Wabtec Corp.#	105,100	4,556,085

		10,016,637

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†#	129,800	3,569,500

Machinery - Pumps — 0.2%
Graco, Inc.#	132,600	4,202,094

Medical Instruments — 1.5%
Beckman Coulter, Inc.	154,300	8,862,992
Edwards Lifesciences Corp.†	249,800	12,622,394
Techne Corp.	82,400	4,989,320
Thoratec Corp.†#	126,000	5,527,620

		32,002,326

Medical Labs & Testing Services — 0.4%
Covance, Inc.†#	141,700	7,476,092

Medical Products — 0.8%
Henry Schein, Inc.†#	200,200	11,293,282
Teleflex, Inc.	87,800	4,923,824

		16,217,106

Medical Sterilization Products — 0.2%
STERIS Corp.#	130,500	4,153,815

Medical - Biomedical/Gene — 1.8%
Bio - Rad Laboratories, Inc., Class A†	42,500	3,976,725
Charles River Laboratories International, Inc.†	145,500	4,880,070
OSI Pharmaceuticals, Inc.†#	128,700	7,384,806
United Therapeutics Corp.†#	106,100	5,434,442

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Vertex Pharmaceuticals, Inc.†#	442,800	$15,316,452

		36,992,495

Medical - Drugs — 0.7%
Endo Pharmaceuticals Holdings, Inc.†	259,000	5,423,460
Medicis Pharmaceutical Corp., Class A#	128,100	2,970,639
Valeant Pharmaceuticals International†	143,000	6,646,640

		15,040,739

Medical - Generic Drugs — 0.5%
Perrigo Co.#	177,600	10,551,216

Medical - HMO — 0.4%
Health Net, Inc.†	221,200	5,452,580
WellCare Health Plans, Inc.†#	93,500	2,548,810

		8,001,390

Medical - Hospitals — 1.3%
Community Health Systems, Inc.†	205,600	8,014,288
Health Management Associates, Inc., Class A†	551,700	5,130,810
LifePoint Hospitals, Inc.†	121,100	4,297,839
Universal Health Services, Inc., Class B	214,100	9,073,558

		26,516,495

Medical - Nursing Homes — 0.1%
Kindred Healthcare, Inc.†#	86,400	1,340,064

Medical - Outpatient/Home Medical — 0.3%
Lincare Holdings, Inc.†#	145,100	6,793,582

Metal Processors & Fabrication — 0.5%
Commercial Metals Co.	249,300	3,881,601
Timken Co.	175,400	5,049,766
Worthington Industries, Inc.#	134,600	1,981,312

		10,912,679

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	149,800	5,971,028

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	167,200	4,964,168

Multimedia — 0.3%
FactSet Research Systems, Inc.	92,600	6,301,430

Networking Products — 0.3%
Polycom, Inc.†#	185,800	5,579,574

Non - Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.†#	173,700	6,115,977

Office Furnishings - Original — 0.3%
Herman Miller, Inc.#	123,500	2,374,905
HNI Corp.	99,600	3,053,736

		5,428,641

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	125,100	3,396,465
Patterson - UTI Energy, Inc.#	339,100	4,757,573
Pride International, Inc.†	387,700	9,603,329
Unit Corp.†	89,300	3,651,477

		21,408,844

Oil Companies - Exploration & Production — 2.7%
Bill Barrett Corp.†#	85,400	2,780,624
Cimarex Energy Co.	185,100	13,601,148
Comstock Resources, Inc.†	104,000	3,103,360
Forest Oil Corp.†	248,200	6,612,048
Mariner Energy, Inc.†#	224,700	4,804,086

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Newfield Exploration Co.†	293,400	$15,274,404
Plains Exploration & Production Co.†	307,800	6,802,380
Quicksilver Resources, Inc.†#	261,400	3,191,694

		56,169,744

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	231,100	3,214,601

Oil - Field Services — 0.7%
Exterran Holdings, Inc.†#	138,000	3,519,000
Helix Energy Solutions Group, Inc.†	202,700	2,207,403
Oceaneering International, Inc.†	121,300	5,612,551
Superior Energy Services, Inc.†	173,400	3,773,184

		15,112,138

Paper & Related Products — 0.4%
Rayonier, Inc.	176,400	7,916,832

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	115,200	2,550,528

Pharmacy Services — 0.3%
Omnicare, Inc.	265,600	6,669,216

Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†#	124,200	4,021,596

Physicians Practice Management — 0.3%
MEDNAX, Inc.†	103,800	5,869,890

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	131,900	5,625,535

Printing — Commercial — 0.1%
Deluxe Corp.#	113,100	2,428,257

Private Corrections — 0.2%
Corrections Corp. of America†	256,000	5,094,400

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	94,600	3,746,160
Scholastic Corp.#	56,300	1,472,245

		5,218,405

Racetracks — 0.1%
International Speedway Corp., Class A	67,400	1,879,786

Real Estate Investment Trusts — 7.3%
Alexandria Real Estate Equities, Inc.#	97,800	6,413,724
AMB Property Corp.	364,300	9,446,299
BRE Properties, Inc.	137,300	5,610,078
Camden Property Trust	141,700	6,467,188
Corporate Office Properties Trust#	128,900	4,886,599
Cousins Properties, Inc.	222,700	1,717,017
Duke Realty Corp.	495,100	5,881,788
Equity One, Inc.	77,600	1,332,392
Essex Property Trust, Inc.#	64,300	6,766,289
Federal Realty Investment Trust#	135,300	9,971,610
Highwoods Properties, Inc.#	157,600	4,642,896
Hospitality Properties Trust#	272,400	6,129,000
Liberty Property Trust	249,000	7,671,690
Mack - Cali Realty Corp.	174,800	5,764,904
Nationwide Health Properties, Inc.	259,300	9,202,557
Omega Healthcare Investors, Inc.	195,900	3,890,574
Potlatch Corp.#	87,900	3,062,436
Realty Income Corp.#	230,500	7,177,770
Regency Centers Corp.#	180,100	6,618,675
Senior Housing Properties Trust	281,200	5,860,208
SL Green Realty Corp.#	171,800	10,701,422
The Macerich Co.#	282,700	11,692,472
UDR, Inc.#	343,300	6,979,289
Weingarten Realty Investors	230,700	4,812,402

		152,699,279

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	92,600	$6,909,812

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	91,400	3,391,854

Rental Auto/Equipment — 0.4%
Aaron’s Inc.#	179,800	3,592,404
Rent - A - Center, Inc.†#	145,100	3,514,322
United Rentals, Inc.†#	132,800	1,613,520

		8,720,246

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	261,600	7,021,344

Respiratory Products — 0.5%
ResMed, Inc.†#	165,900	10,433,451

Retail - Apparel/Shoe — 2.3%
Aeropostale, Inc.†	218,800	6,062,948
American Eagle Outfitters, Inc.	458,700	6,008,970
AnnTaylor Stores Corp.†#	129,700	2,808,005
Chico’s FAS, Inc.#	393,000	4,806,390
Collective Brands, Inc.†#	141,600	3,169,008
Dress Barn, Inc.†	131,800	3,610,002
Foot Locker, Inc.	345,600	5,152,896
Guess?, Inc.#	128,500	4,881,715
J Crew Group, Inc.†#	123,500	5,636,540
Phillips - Van Heusen Corp.	125,300	6,857,669

		48,994,143

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	203,700	10,543,512

Retail - Automobile — 0.8%
CarMax, Inc.†#	492,000	10,691,160
Copart, Inc.†	148,600	5,334,740

		16,025,900

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.#	87,500	1,770,125

Retail - Catalog Shopping — 0.3%
Coldwater Creek, Inc.†#	128,000	798,720
MSC Industrial Direct Co., Inc., Class A	97,700	5,054,998

		5,853,718

Retail - Discount — 0.9%
99 Cents Only Stores†#	100,600	1,537,168
BJ’s Wholesale Club, Inc.†#	122,900	4,924,603
Dollar Tree, Inc.†#	194,900	12,198,791

		18,660,562

Retail - Hair Salons — 0.1%
Regis Corp.#	126,100	2,318,979

Retail - Mail Order — 0.3%
Williams - Sonoma, Inc.#	234,400	7,003,872

Retail - Major Department Stores — 0.2%
Saks, Inc.†#	352,300	3,234,114

Retail - Pet Food & Supplies — 0.4%
PetSmart, Inc.#	272,800	8,664,128

Retail - Restaurants — 1.5%
Bob Evans Farms, Inc.	67,300	1,954,392
Brinker International, Inc.	226,200	4,021,836
Burger King Holdings, Inc.	203,100	3,860,931
Chipotle Mexican Grill, Inc.	69,700	9,916,916
Panera Bread Co., Class A†#	70,200	5,674,266

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants (continued)
The Cheesecake Factory, Inc.†#	133,300	$3,399,150
Wendy’s/Arby’s Group, Inc., Class A	764,300	3,446,993

		32,274,484

Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	197,400	5,627,874

Savings & Loans/Thrifts — 1.5%
Astoria Financial Corp.#	181,600	2,702,208
First Niagara Financial Group, Inc.	461,400	6,095,094
New York Community Bancorp, Inc.#	956,500	15,351,825
NewAlliance Bancshares, Inc.#	234,200	2,756,534
Washington Federal, Inc.	248,300	4,290,624

		31,196,285

Schools — 1.0%
Career Education Corp.†#	150,400	4,211,200
Corinthian Colleges, Inc.†#	193,700	2,593,643
ITT Educational Services, Inc.†#	65,700	6,631,758
Strayer Education, Inc.#	30,800	7,392,000

		20,828,601

Semiconductor Components - Integrated Circuits — 0.3%
Atmel Corp.†#	1,006,000	5,135,630
Integrated Device Technology, Inc.†	366,000	2,137,440

		7,273,070

Semiconductor Equipment — 0.5%
Lam Research Corp.†	282,400	10,691,664

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.#	156,000	10,266,360

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.#	44,100	3,493,602

Steel - Producers — 0.8%
Carpenter Technology Corp.	97,100	3,778,161
Reliance Steel & Aluminum Co.	141,800	6,510,038
Steel Dynamics, Inc.	477,600	7,006,392

		17,294,591

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	204,400	3,182,508

Telecom Services — 0.4%
NeuStar, Inc., Class A†	164,400	3,516,516
tw telecom, Inc.†	331,500	5,797,935

		9,314,451

Telecommunication Equipment — 0.7%
ADC Telecommunications, Inc.†#	214,100	1,768,466
ADTRAN, Inc.#	123,500	3,387,605
CommScope, Inc.†	208,100	5,868,420
Plantronics, Inc.#	106,500	3,188,610

		14,213,101

Telephone - Integrated — 0.4%
Cincinnati Bell, Inc.†#	444,100	1,412,238
Telephone and Data Systems, Inc.	203,400	6,687,792
Windstream Corp.	73	779

		8,100,809

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	124,000	6,963,840

Tobacco — 0.1%
Universal Corp.#	54,100	2,211,067

Security Description	Shares/ Principal Amount	Value (Note 2)

Transactional Software — 0.3%
ACI Worldwide, Inc†#	75,100	$1,435,161
Solera Holdings, Inc.#	154,300	5,351,124

		6,786,285

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	101,800	2,943,038

Transport - Marine — 0.7%
Alexander & Baldwin, Inc.	90,600	2,916,414
Kirby Corp.†#	118,800	4,684,284
Overseas Shipholding Group, Inc.#	58,400	2,259,496
Tidewater, Inc.#	114,200	4,774,702

		14,634,896

Transport - Rail — 0.4%
Kansas City Southern†	224,200	8,557,714

Transport - Truck — 0.8%
Con - way, Inc.	118,700	4,038,174
J.B. Hunt Transport Services, Inc.	193,900	6,695,367
Landstar System, Inc.	110,900	4,651,146
Werner Enterprises, Inc.#	97,000	2,186,380

		17,571,067

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	188,700	4,917,522

Vitamins & Nutrition Products — 0.2%
NBTY, Inc.†	139,600	4,779,904

Water — 0.2%
Aqua America, Inc.#	300,900	5,250,705

Web Hosting/Design — 0.4%
Equinix, Inc.†#	99,300	9,136,593

Web Portals/ISP — 0.2%
AOL, Inc.†	235,200	4,852,176

Wireless Equipment — 0.1%
RF Micro Devices, Inc.†#	592,600	2,844,480

X - Ray Equipment — 0.4%
Hologic, Inc.†	570,600	8,501,940

Total Long-Term Investment Securities
(cost $2,147,943,684)		2,081,482,130

SHORT-TERM INVESTMENT SECURITIES — 14.4%
Collective Investment Pool — 14.3%
Securities Lending Quality Trust(1)(2)	301,731,010	300,580,639

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.15% due 09/16/10(3)	$2,700,000	2,698,677

Total Short-Term Investment Securities
(cost $304,429,646)		303,279,316

REPURCHASE AGREEMENT — 0.1%
State Street Bank and Trust Co., Joint Repurchase Agreement(4) (cost $1,292,000)	1,292,000	1,292,000

TOTAL INVESTMENTS
(cost $2,453,665,330)(5)	113.5%	2,386,053,446
Liabilities in excess of other assets	(13.5)	(284,412,512)

NET ASSETS —	100.0%	$2,101,640,934

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At May 31, 2010, the Fund had loaned securities with a total value of $300,280,696. This was secured by collateral of $301,731,010, which was received in cash and subsequently invested in short-term investments currently valued at $300,580,639 as reported in the Portfolio of Investments. The remaining collateral of $9,549,951 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 08/15/39

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
269	Long	S&P Midcap 400 E-mini Index	June 2010	$20,908,553	$20,503,180	$(405,373)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$152,699,279	$—	$—	$152,699,279
Other Industries*	1,928,782,851	—	—	1,928,782,851
Short-Term Investment Securities:
Collective Investment Pool	—	300,580,639	—	300,580,639
U.S. Government Treasuries	—	2,698,677	—	2,698,677
Repurchase Agreement	—	1,292,000	—	1,292,000
Other Financial Instruments:@
Open Futures Contracts - Depreciation	(405,373)	—	—	(405,373)

Total	$2,081,076,757	$304,571,316	$—	$2,385,648,073

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	15.0%
E-Commerce/Services	5.8
Oil Companies — Exploration & Production	3.9
Medical — Biomedical/Gene	3.5
Internet Content — Information/News	3.4
Distribution/Wholesale	3.2
Applications Software	3.1
Schools	3.1
Time Deposit	3.1
Electronic Components — Semiconductors	2.9
Commercial Services — Finance	2.8
Casino Hotels	2.8
Exchange — Traded Funds	2.6
Medical Instruments	2.5
Internet Infrastructure Software	2.1
Transport — Services	2.1
Medical — Drugs	1.9
Electric Products — Misc.	1.8
Computers — Integrated Systems	1.6
Building Products — Air & Heating	1.5
Retail — Apparel/Shoe	1.4
Decision Support Software	1.4
Building Products — Cement	1.4
Non-Hazardous Waste Disposal	1.3
Building — Residential/Commercial	1.2
Industrial Audio & Video Products	1.2
Commercial Services	1.2
Enterprise Software/Service	1.1
Banks — Commercial	1.1
Agricultural Chemicals	1.1
Apparel Manufacturers	1.1
Investment Management/Advisor Services	1.0
Retail — Restaurants	1.0
Transport — Equipment & Leasing	1.0
Diagnostic Equipment	1.0
Finance — Credit Card	1.0
Diversified Operations	1.0
Cosmetics & Toiletries	1.0
Finance — Investment Banker/Broker	1.0
Vitamins & Nutrition Products	1.0
Diagnostic Kits	0.9
Dental Supplies & Equipment	0.9
Hazardous Waste Disposal	0.9
Aerospace/Defense — Equipment	0.9
Transport — Truck	0.9
Water Treatment Systems	0.9
Machinery — Pumps	0.9
Finance — Other Services	0.8
Medical Information Systems	0.8
Footwear & Related Apparel	0.8
Insurance — Life/Health	0.8
Semiconductor Components — Integrated Circuits	0.8
Retail — Mail Order	0.8
Computer Aided Design	0.8
Oil — Field Services	0.7
Chemicals — Diversified	0.7
Retail — Auto Parts	0.7
Computer Services	0.7
Telecom Equipment — Fiber Optics	0.7
Broadcast Services/Program	0.6
Real Estate Investment Trusts	0.6
Oil Field Machinery & Equipment	0.6
Web Hosting/Design	0.6
Metal — Iron	0.5
Consulting Services	0.5
Cellular Telecom	0.5
Advertising Services	0.5
Real Estate Operational/Development	0.5

Medical — Generic Drugs	0.5
Retail — Major Department Stores	0.5
Chemicals — Specialty	0.5
Engines — Internal Combustion	0.4
Energy — Alternate Sources	0.4
Human Resources	0.3
Computers	0.3
Auto — Cars/Light Trucks	0.3

114.7%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.7%
Advertising Services — 0.5%
Groupe Aeroplan, Inc.	142,378	$1,297,557

Aerospace/Defense - Equipment — 0.9%
BE Aerospace, Inc.†	79,900	2,166,888

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	20,200	1,385,518
Intrepid Potash, Inc.†#	53,019	1,307,449

		2,692,967

Apparel Manufacturers — 1.1%
Coach, Inc.	63,500	2,610,485

Applications Software — 3.1%
Salesforce.com, Inc.†	90,259	7,810,111

Banks - Commercial — 1.1%
CIT Group, Inc.†	39,748	1,462,329
First Midwest Bancorp, Inc.#	90,500	1,255,235

		2,717,564

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class C†	48,353	1,534,724

Building Products - Air & Heating — 1.5%
Lennox International, Inc.	81,600	3,651,600

Building Products - Cement — 1.4%
Martin Marietta Materials, Inc.#	28,979	2,701,712
Texas Industries, Inc.#	18,138	658,410

		3,360,122

Building - Residential/Commercial — 1.2%
Lennar Corp., Class A#	67,500	1,167,750
NVR, Inc.†	2,719	1,863,276

		3,031,026

Casino Hotels — 2.8%
Las Vegas Sands Corp.†	96,820	2,273,333
Wynn Resorts, Ltd.	55,276	4,636,551

		6,909,884

Cellular Telecom — 0.5%
Millicom International Cellular SA#	16,531	1,321,323

Chemicals - Diversified — 0.7%
Rockwood Holdings, Inc.†	67,091	1,740,341

Chemicals - Specialty — 0.5%
Ashland, Inc.	21,600	1,157,976

Commercial Services — 1.2%
Intertek Group PLC(7)	139,975	2,884,845

Commercial Services - Finance — 2.8%
Moody’s Corp.#	29,930	613,565
Morningstar, Inc.†#	50,301	2,454,689
Verisk Analytics, Inc., Class A†	131,044	3,964,081

		7,032,335

Computer Aided Design — 0.8%
Autodesk, Inc.†	65,015	1,902,339

Computer Services — 0.7%
IHS, Inc., Class A†	32,300	1,671,848

Computers — 0.3%
Palm, Inc.†	143,777	819,529

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 1.6%
Teradata Corp.†	125,796	$4,017,924

Consulting Services — 0.5%
The Corporate Executive Board Co.	41,022	1,328,703

Cosmetics & Toiletries — 1.0%
The Estee Lauder Cos., Inc., Class A	41,100	2,394,897

Decision Support Software — 1.4%
MSCI, Inc., Class A†	117,671	3,488,945

Dental Supplies & Equipment — 0.9%
Sirona Dental Systems, Inc.†	65,100	2,303,238

Diagnostic Equipment — 1.0%
Gen - Probe, Inc.†#	56,625	2,489,235

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	36,492	2,307,754

Distribution/Wholesale — 3.2%
Fastenal Co.	46,409	2,340,870
Fossil, Inc.†	30,800	1,155,000
Li & Fung, Ltd.	1,040,000	4,507,860

		8,003,730

Diversified Operations — 1.0%
Leucadia National Corp.†	109,783	2,406,443

E - Commerce/Services — 5.8%
Alibaba.com, Ltd.	1,022,600	2,043,519
Ctrip.com International, Ltd. ADR†	133,669	5,265,222
NetFlix, Inc.†	20,462	2,274,351
priceline.com, Inc.†	25,411	4,857,567

		14,440,659

Electric Products - Misc. — 1.8%
AMETEK, Inc.	78,000	3,166,800
GrafTech International, Ltd.†	84,000	1,395,240

		4,562,040

Electronic Components - Semiconductors — 2.9%
Microsemi Corp.†	79,900	1,236,852
NVIDIA Corp.†	35,508	466,575
Rovi Corp.†#	146,596	5,473,895

		7,177,322

Energy - Alternate Sources — 0.4%
Covanta Holding Corp.†#	64,629	997,225

Engines - Internal Combustion — 0.4%
Cummins, Inc.	16,000	1,087,680

Enterprise Software/Service — 1.1%
Informatica Corp.†#	110,500	2,850,900

Finance - Credit Card — 1.0%
Redecard SA	164,348	2,481,576

Finance - Investment Banker/Broker — 1.0%
Greenhill & Co., Inc.	34,414	2,384,546

Finance - Other Services — 0.8%
IntercontinentalExchange, Inc.†	18,073	2,098,817

Footwear & Related Apparel — 0.8%
Skechers USA, Inc., Class A†#	53,800	2,027,184

Hazardous Waste Disposal — 0.9%
Stericycle, Inc.†#	39,000	2,286,180

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Human Resources — 0.3%
Monster Worldwide, Inc.†#	57,931	$856,799

Industrial Audio & Video Products — 1.2%
Dolby Laboratories, Inc., Class A†	44,600	2,944,046

Insurance - Life/Health — 0.8%
Lincoln National Corp.	75,600	2,000,376

Internet Content - Information/News — 3.4%
Baidu, Inc. ADR†	113,590	8,315,924

Internet Infrastructure Software — 2.1%
Akamai Technologies, Inc.†#	134,172	5,329,312

Investment Management/Advisor Services — 1.0%
Calamos Asset Management, Inc., Class A	72,715	799,865
T. Rowe Price Group, Inc.	35,090	1,737,657

		2,537,522

Machinery - Pumps — 0.9%
Flowserve Corp.	22,400	2,130,240

Medical Information Systems — 0.8%
Allscripts - Misys Healthcare Solutions, Inc.†#	111,000	2,087,910

Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	11,750	3,792,547
Techne Corp.	38,556	2,334,566

		6,127,113

Medical - Biomedical/Gene — 3.5%
Dendreon Corp.†	50,000	2,170,000
Illumina, Inc.†#	155,083	6,519,689

		8,689,689

Medical - Drugs — 1.9%
Allergan, Inc.	25,463	1,532,618
Biovail Corp.#	114,300	1,715,643
Ironwood Pharmaceutical†(1)(6)(8)	124,508	1,388,264

		4,636,525

Medical - Generic Drugs — 0.5%
Mylan, Inc.†#	65,300	1,269,432

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	24,200	1,351,812

Non - Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	112,900	3,287,648

Oil Companies - Exploration & Production — 3.9%
Continental Resources, Inc.†	30,000	1,414,800
Petrohawk Energy Corp.†	37,842	727,702
Range Resources Corp.#	65,740	2,955,013
Ultra Petroleum Corp.†	97,161	4,471,349

		9,568,864

Oil Field Machinery & Equipment — 0.6%
FMC Technologies, Inc.†	23,700	1,378,155

Oil - Field Services — 0.7%
Superior Energy Services, Inc.†	81,000	1,762,560

Real Estate Investment Trusts — 0.6%
Digital Realty Trust, Inc.	25,300	1,439,823

Real Estate Operation/Development — 0.5%
Gafisa SA ADR#	106,756	1,270,397

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 1.4%
Foot Locker, Inc.	124,000	$1,848,840
Phillips - Van Heusen Corp.	30,500	1,669,265

		3,518,105

Retail - Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	33,100	1,688,762

Retail - Mail Order — 0.8%
Williams - Sonoma, Inc.#	66,000	1,972,080

Retail - Major Department Stores — 0.5%
Sears Holdings Corp.†#	14,171	1,247,898

Retail - Restaurants — 1.0%
Chipotle Mexican Grill, Inc., Class A†#	17,600	2,504,128

Schools — 3.1%
Career Education Corp.†#	53,700	1,503,600
DeVry, Inc.#	29,500	1,695,955
New Oriental Education & Technology Group, Inc. ADR†#	26,083	2,391,029
Strayer Education, Inc.#	8,585	2,060,400

		7,650,984

Semiconductor Components - Integrated Circuits — 0.8%
Marvell Technology Group, Ltd.†	105,334	1,999,239

Telecom Equipment - Fiber Optics — 0.7%
JDS Uniphase Corp.†#	141,000	1,621,500

Transport - Equipment & Leasing — 1.0%
GATX Corp.#	86,200	2,492,042

Transport - Services — 2.1%
C.H. Robinson Worldwide, Inc.	38,227	2,221,371
Expeditors International of Washington, Inc.	79,610	3,040,306

		5,261,677

Transport - Truck — 0.9%
J.B. Hunt Transport Services, Inc.	61,900	2,137,407

Vitamins & Nutrition Products — 1.0%
Mead Johnson Nutrition Co.	48,059	2,370,270

Water Treatment Systems — 0.9%
Nalco Holding Co.	94,230	2,135,252

Web Hosting/Design — 0.6%
Equinix, Inc.†#	14,923	1,373,065

Total Common Stock
(cost $227,407,685)		232,405,018

PREFERRED STOCK — 0.3%
Auto - Cars/Light Trucks — 0.3%
Better Place LLC†(1)(2)(8) (cost $787,431)	262,477	787,431

EXCHANGE - TRADED FUNDS — 2.6%
Consumer Staples Select Sector SPDR Fund	158,800	4,187,556
Proshares UltraShort Russell 2000†	109,000	2,218,150

Total EXCHANGE - TRADED FUNDS
(cost $6,647,473)		6,405,706

Total Long-Term Investment Securities
(cost $234,842,589)		239,598,155

SHORT-TERM INVESTMENT SECURITIES — 18.1%
Collective Investment Pool — 15.0%
Securities Lending Quality Trust(3)(5)	37,422,200	37,279,525

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$7,623,000	$7,623,000

Total Short-Term Investment Securities
(cost $45,045,200)		44,902,525

TOTAL INVESTMENTS
(cost $279,887,789)(4)	114.7%	284,500,680
Liabilities in excess of other assets	(14.7)	(36,391,512)

NET ASSETS —	100.0%	$248,109,168

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Preferred Stock	01/25/10	262,477	$787,431	$787,431	$3.00	0.32%
Ironwood Pharmaceutical, Inc Common Stock	09/11/08	59,853	718,236
	02/02/10	64,655	727,369

		124,508	1,445,605	1,388,264	11.15	0.56%

				$2,175,695		0.88%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(4)	See Note 5 for cost of investments on a tax basis.

(5)	At May 31, 2010, the Fund had loaned securities with a total value of $37,619,611. This was secured by collateral of $37,422,200, which was received in cash and subsequently invested in short-term investments currently valued at $37,279,525 as reported in the Portfolio of Investments. The remaining collateral of $1,394,968 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Date
United States Treasury Notes/Bonds	4.75%	02/15/37

(6)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 2.

(7)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $2,884,845 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(8)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $2,175,695 representing 0.88% of net assets.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$14,440,659	$—		$—	$14,440,659
Other Industries*	213,691,250	4,273,109	#		217,964,359
Preferred Stock	—	—		787,431	787,431
Exchange Traded Funds	6,405,706	—		—	6,405,706
Short-Term Investment Securities:
Collective Investment Pool	—	37,279,525		—	37,279,525
Time Deposits	—	7,623,000		—	7,623,000

Total	$234,537,615	$49,175,634		$787,431	$284,500,680

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $2,884,845 representing 1.2% of net sets. See Note 2.

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Preferred Stock
Balance as of 5/31/2009	$718,236
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(57,341)
Net purchases (sales)	1,514,800
Transfers in and/or (out) of Level 3	(1,388,264)

Balance as of 5/31/2010	$787,431

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

U.S. Government Agencies	56.5%
Repurchase Agreement	14.7
U.S. Government Treasuries	10.2
Foreign Bank	9.3
Money Center Banks	4.3
Commercial Banks-Canadian	3.4
Domestic Bank	3.2
Finance	1.9
Super-Regional Banks-US	1.8

105.3%

Weighted Average Days to Maturity	51.7

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 90.6%
Certificates of Deposit — 14.4%
Barclays Bank PLC 0.68% due 06/07/10(1)	$16,850,000	$16,850,000
Calyon 0.39% due 07/02/10(1)	8,000,000	7,999,931
Deutsche Bank AG 0.86% due 06/18/10(1)	8,600,000	8,602,603
Nordea Bank Finland 0.28% due 07/16/10	8,375,000	8,374,686
Rabobank Nederland NV 0.21% due 06/01/10	9,130,000	9,130,000
Royal Bank of Canada 0.30% due 06/09/10(1)	9,000,000	9,000,000
Royal Bank of Canada 0.34% due 06/23/10(1)	9,180,000	9,180,000
Svenska Handelsbanken 0.27% due 07/12/10	1,870,000	1,869,915
Svenska Handelsbanken 0.28% due 07/16/10	7,220,000	7,219,774

Total Certificates of Deposit
(amortized cost $78,226,909)		78,226,909

U.S. Corporate Bonds & Notes — 9.5%
Bank of America NA Senior Notes 0.37% due 06/22/10(1)	9,600,000	9,600,000
General Electric Capital Corp. Senior Notes 0.35% due 07/06/10(1)	1,237,000	1,237,277
General Electric Capital Corp. Senior Notes 0.36% due 07/19/10(1)	500,000	500,119
General Electric Capital Corp. Senior Notes 0.41% due 07/21/10(1)	536,000	536,214
General Electric Capital Corp. Senior Notes 0.65% due 06/09/10(1)	1,070,000	1,070,096
General Electric Capital Corp. FDIC Guar. Notes 0.88% due 06/09/10(1)	7,300,000	7,332,211
JPMorgan Chase & Co. FDIC Guar. Notes 0.56% due 08/23/10(1)	2,000,000	2,000,000
JPMorgan Chase & Co. Senior Notes 0.60% due 06/24/10(1)	12,000,000	12,013,248
Wachovia Bank NA Senior Notes 0.32% due 06/02/10(1)	4,380,000	4,378,679
Wachovia Corp. Senior Notes 0.40% due 06/01/10(1)	8,500,000	8,500,000
Wells Fargo & Co. Senior Notes 0.68% due 08/20/10(1)	4,230,000	4,231,400

Total U.S. Corporate Bonds & Notes
(amortized cost $51,399,244)		51,399,244

U.S. Government Agencies — 56.5%
Federal Farm Credit Bank 0.35% due 06/27/10(1)	8,000,000	7,999,521
Federal Home Loan Bank 0.15% due 06/14/10	5,700,000	5,699,691
0.17% due 06/07/10	7,400,000	7,399,790
0.18% due 07/26/10	19,000,000	18,994,775

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.18% due 07/28/10	$7,500,000	$7,497,862
0.19% due 07/28/10	4,920,000	4,918,520
0.19% due 08/06/10	4,470,000	4,468,443
0.20% due 07/13/10(1)	16,900,000	16,899,532
0.20% due 08/20/10	3,700,000	3,698,356
0.22% due 06/04/10(1)	7,600,000	7,597,651
0.25% due 07/08/10(1)	17,000,000	17,000,296
0.27% due 10/29/10	5,500,000	5,499,189
0.32% due 06/21/10(1)	16,000,000	16,000,000
0.39% due 02/25/11	3,710,000	3,699,188
0.41% due 03/17/11	5,610,000	5,591,535
0.50% due 10/19/10	16,900,000	16,898,976
0.61% due 05/26/11	3,690,000	3,690,000
3.38% due 08/13/10	670,000	673,381
4.50% due 06/22/10	650,000	651,427
Federal Home Loan Mtg. Corp. 0.17% due 06/17/10	5,000,000	4,999,633
0.19% due 07/12/10(1)	6,000,000	5,999,988
0.19% due 07/13/10	9,500,000	9,497,894
0.20% due 07/23/10	5,700,000	5,698,353
0.20% due 08/16/10	7,400,000	7,396,954
0.20% due 08/17/10	6,500,000	6,497,219
0.21% due 09/08/10	3,700,000	3,697,863
0.23% due 09/30/10	9,260,000	9,252,841
0.24% due 08/31/10	8,700,000	8,694,722
0.28% due 10/26/10	8,000,000	7,991,017
0.32% due 09/14/10	2,500,000	2,497,667
0.34% due 07/07/10(1)	8,000,000	7,999,321
4.88% due 08/16/10	255,000	257,133
5.00% due 09/01/10	510,000	515,255
Federal National Mtg. Assoc. 0.15% due 06/01/10	5,000,000	5,000,000
0.19% due 07/13/10(1)	11,500,000	11,499,948
0.19% due 07/19/10	9,700,000	9,697,543
0.20% due 06/14/10	9,500,000	9,499,314
0.21% due 08/02/10	10,000,000	9,996,383
0.21% due 08/04/10	8,870,000	8,866,689
0.25% due 09/20/10	7,480,000	7,474,234
0.30% due 08/05/10(1)	7,700,000	7,699,838
4.63% due 06/01/10	260,000	260,000

Total U.S. Government Agencies
(amortized cost $305,867,942)		305,867,942

U.S. Government Treasuries — 10.2%
United States Treasury Bills
0.14% due 06/03/10	9,310,000	9,309,930
0.17% due 06/17/10	13,600,000	13,599,003
0.17% due 08/26/10	13,600,000	13,594,477
0.22% due 11/26/10	9,260,000	9,249,927
0.22% due 12/16/10	9,260,000	9,248,795

Total U.S. Government Treasuries
(amortized cost $55,002,132)		55,002,132

Total Short-Term Investment Securities — 90.6%
(amortized cost $490,496,227)		490,496,227

REPURCHASE AGREEMENT — 14.7%
UBS Securities LLC Joint Repurchase Agreement(2) (cost $79,378,000)	79,378,000	79,378,000

TOTAL INVESTMENTS —
(amortized cost $569,874,227)(3)	105.3%	569,874,227
Liabilities in excess of other assets	(5.3)	(28,715,662)

NET ASSETS —	100.0%	$541,158,565

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$78,226,909	$—	$78,226,909
U.S. Corporate Bonds & Notes	—	51,399,244	—	51,399,244
U.S. Government Agencies	—	305,867,942	—	305,867,942
U.S. Government Treasuries	—	55,002,132	—	55,002,132
Repurchase Agreement	—	79,378,000	—	79,378,000

Total	$—	$569,874,227	$—	$569,874,227

See Notes to Financial Statements

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Computers	20.8%
Medical — Biomedical/Gene	7.4
Collective Investment Pool	6.2
Applications Software	6.1
Electronic Components — Semiconductors	4.8
Web Portals/ISP	4.6
Wireless Equipment	4.1
Enterprise Software/Service	3.7
Cable/Satellite TV	3.1
Networking Products	2.7
Medical — Generic Drugs	2.6
E-Commerce/Services	2.5
E-Commerce/Products	2.1
Computers — Memory Devices	1.8
Cellular Telecom	1.5
Retail — Restaurants	1.5
Semiconductor Components — Integrated Circuits	1.4
Pharmacy Services	1.4
Commercial Services — Finance	1.4
Computer Services	1.2
Semiconductor Equipment	1.2
Internet Content — Information/News	1.1
Multimedia	1.1
Entertainment Software	1.0
Transport — Services	1.0
Repurchase Agreements	1.0
Internet Security	0.9
Auto — Heavy Duty Trucks	0.9
Electronic Forms	0.9
Retail — Bedding	0.9
Retail — Discount	0.8
Retail — Apparel/Shoe	0.7
Medical Instruments	0.7
Electronic Components — Misc.	0.7
Casino Hotels	0.6
Retail — Major Department Stores	0.6
Retail — Office Supplies	0.6
Data Processing/Management	0.5
Toys	0.5
Energy — Alternate Sources	0.5
Schools	0.5
Dental Supplies & Equipment	0.5
Distribution/Wholesale	0.4
Computer Aided Design	0.4
Retail — Auto Parts	0.4
U.S. Government Treasuries	0.4
Medical Information Systems	0.4
Chemicals — Specialty	0.4
Therapeutics	0.3
Telecom Services	0.3
Hazardous Waste Disposal	0.3
Machinery — Construction & Mining	0.3
Medical Products	0.3
Diagnostic Kits	0.3
Linen Supply & Related Items	0.3
Electronic Measurement Instruments	0.3
Transport — Truck	0.2
Medical — Drugs	0.2
X-Ray Equipment	0.2
Engineering/R&D Services	0.2
Computers — Periphery Equipment	0.1

103.8%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.2%
Applications Software — 6.1%
Check Point Software Technologies, Ltd.†#	11,965	$366,967
Citrix Systems, Inc.†	12,673	552,669
Intuit, Inc.†	23,155	827,560
Microsoft Corp.	175,158	4,519,076

		6,266,272

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.#	23,689	971,249

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	83,833	1,516,539
DIRECTV, Class A†	38,592	1,454,533
DISH Network Corp., Class A	12,485	260,312

		3,231,384

Casino Hotels — 0.6%
Wynn Resorts, Ltd.	7,789	653,341

Cellular Telecom — 1.5%
Millicom International Cellular SA#	6,099	487,493
NII Holdings, Inc.†	9,402	342,891
Vodafone Group PLC ADR	37,830	760,383

		1,590,767

Chemicals - Specialty — 0.4%
Sigma - Aldrich Corp.	6,786	361,558

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	20,702	846,298
Paychex, Inc.#	19,896	567,832

		1,414,130

Computer Aided Design — 0.4%
Autodesk, Inc.†	13,890	406,421

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	16,828	842,073
Infosys Technologies, Ltd. ADR	6,395	367,904

		1,209,977

Computers — 20.8%
Apple, Inc.†	73,394	18,874,001
Dell, Inc.†	41,771	556,808
Research In Motion, Ltd.†	32,333	1,962,613

		21,393,422

Computers - Memory Devices — 1.8%
NetApp, Inc.†	20,564	774,851
SanDisk Corp.†	13,490	628,904
Seagate Technology†	28,880	443,597

		1,847,352

Computers - Periphery Equipment — 0.1%
Logitech International SA†#	9,961	141,347

Data Processing/Management — 0.5%
Fiserv, Inc.†	11,056	525,713

Dental Supplies & Equipment — 0.5%
DENTSPLY International, Inc.	8,198	265,861
Patterson Cos., Inc.#	6,816	202,504

		468,365

Diagnostic Kits — 0.3%
QIAGEN NV†	13,629	287,299

Distribution/Wholesale — 0.4%
Fastenal Co.#	8,179	412,549

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 2.1%
Amazon.com, Inc.†	17,128	$2,148,879

E-Commerce/Services — 2.5%
eBay, Inc.†	56,219	1,203,649
Expedia, Inc.#	16,544	356,689
Liberty Media Corp. - Interactive, Class A†	31,750	411,797
priceline.com, Inc.†	3,025	578,259

		2,550,394

Electronic Components - Misc. — 0.7%
Flextronics International, Ltd.†	51,159	335,603
Garmin, Ltd.#	10,783	362,093

		697,696

Electronic Components - Semiconductors — 4.8%
Altera Corp.	24,272	572,091
Broadcom Corp., Class A	23,218	801,485
Intel Corp.	112,248	2,404,352
Microchip Technology, Inc.#	8,888	247,531
NVIDIA Corp.†	31,620	415,487
Xilinx, Inc.	21,297	520,712

		4,961,658

Electronic Forms — 0.9%
Adobe Systems, Inc.†	29,807	956,209

Electronic Measurement Instruments — 0.3%
FLIR Systems, Inc.†	9,285	264,530

Energy - Alternate Sources — 0.5%
First Solar, Inc.†#	4,331	486,631

Engineering/R&D Services — 0.2%
Foster Wheeler AG†	7,727	185,525

Enterprise Software/Service — 3.7%
BMC Software, Inc.†	12,321	456,000
CA, Inc.	28,984	586,926
Oracle Corp.	121,251	2,736,635

		3,779,561

Entertainment Software — 1.0%
Activision Blizzard, Inc.	65,719	706,479
Electronic Arts, Inc.†	19,108	315,473

		1,021,952

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	5,169	303,007

Internet Content - Information/News — 1.1%
Baidu, Inc. ADR†	15,677	1,147,713

Internet Security — 0.9%
Symantec Corp.†	48,921	693,210
VeriSign, Inc.†	10,037	280,133

		973,343

Linen Supply & Related Items — 0.3%
Cintas Corp.	10,643	276,718

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	5,863	299,013

Medical Information Systems — 0.4%
Cerner Corp.†#	4,734	396,283

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	2,257	728,492

Medical Products — 0.3%
Henry Schein, Inc.†#	5,246	295,927

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 7.4%
Amgen, Inc.†	25,909	$1,341,568
Biogen Idec, Inc.†	17,007	806,642
Celgene Corp.†	26,452	1,395,608
Genzyme Corp.†	19,306	939,237
Gilead Sciences, Inc.†	51,428	1,847,294
Illumina, Inc.†#	6,852	288,058
Life Technologies Corp.†	10,620	531,637
Vertex Pharmaceuticals, Inc.†#	12,173	421,064

		7,571,108

Medical - Drugs — 0.2%
Cephalon, Inc.†#	4,235	249,272

Medical - Generic Drugs — 2.6%
Mylan, Inc.†#	18,080	351,475
Teva Pharmaceutical Industries, Ltd. ADR	42,718	2,341,801

		2,693,276

Multimedia — 1.1%
News Corp., Class A	82,640	1,090,848

Networking Products — 2.7%
Cisco Systems, Inc.†	118,702	2,749,138

Pharmacy Services — 1.4%
Express Scripts, Inc.†	14,255	1,434,053

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.#	7,270	380,948
Urban Outfitters, Inc.†	9,674	351,166

		732,114

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	7,958	406,017

Retail - Bedding — 0.9%
Bed Bath & Beyond, Inc.†	20,446	917,412

Retail - Discount — 0.8%
Costco Wholesale Corp.	13,428	782,181

Retail - Major Department Stores — 0.6%
Sears Holdings Corp.†#	6,967	613,514

Retail - Office Supplies — 0.6%
Staples, Inc.	28,217	607,230

Retail - Restaurants — 1.5%
Starbucks Corp.	59,980	1,552,882

Schools — 0.5%
Apollo Group, Inc., Class A†	9,086	483,012

Semiconductor Components - Integrated Circuits — 1.4%
Linear Technology Corp.	17,335	484,686
Marvell Technology Group, Ltd.†	34,600	656,708
Maxim Integrated Products, Inc.	17,405	309,113

		1,450,507

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	40,307	520,363
KLA - Tencor Corp.	12,100	372,317
Lam Research Corp.†	7,665	290,197

		1,182,877

Telecom Services — 0.3%
Virgin Media, Inc.#	19,553	315,976

Therapeutics — 0.3%
Warner Chilcott PLC, Class A†	14,539	336,142

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.5%
Mattel, Inc.	24,133	$522,721

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.	9,563	555,706
Expeditors International of Washington, Inc.	12,085	461,526

		1,017,232

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.	7,381	254,866

Web Portals/ISP — 4.6%
Google, Inc., Class A†	8,609	4,176,915
Yahoo!, Inc.†	39,059	599,165

		4,776,080

Wireless Equipment — 4.1%
QUALCOMM, Inc.	117,620	4,182,567

X-Ray Equipment — 0.2%
Hologic, Inc.†	15,770	234,973

Total Long-Term Investment Securities
(cost $76,392,370)		98,810,675

SHORT-TERM INVESTMENT SECURITIES — 6.6%
Collective Investment Pool — 6.2%
Securities Lending Quality Trust(1)(2)	6,450,167	6,425,575

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.17% due 09/16/10(3)	$400,000	399,804

Total Short-Term Investment Securities
(cost $6,849,964)		6,825,379

REPURCHASE AGREEMENT — 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $1,016,000)	1,016,000	1,016,000

TOTAL INVESTMENTS
(cost $84,258,334)(5)	103.8%	106,652,054
Liabilities in excess of other assets	(3.8)	(3,949,351)

NET ASSETS —	100.0%	$102,702,703

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At May 31, 2010, the Fund had loaned securities with a total value of $6,775,199. This was secured by collateral of $6,450,167, which was received in cash and subsequently invested in short-term investments currently valued at $6,425,575 as reported in the Portfolio of Investments. The remaining collateral of $548,401 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 08/15/39

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
105	Long	Nasdaq 100 E-mini Index	June 2010	$3,934,948	$3,889,200	$(45,748)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$6,266,272	$—	$—	$6,266,272
Computers	21,393,422	—	—	21,393,422
Medical - Biomedical/Gene	7,571,108	—	—	7,571,108
Other Industries*	63,579,873	—	—	63,579,873
Short-Term Investment Securities:
Collective Investment Pool	—	6,425,575	—	6,425,575
U.S. Government Treasuries	—	399,804	—	399,804
Repurchase Agreement	—	1,016,000	—	1,016,000
Other Financial Instruments:@
Open Future Contracts - Depreciation	(45,748)	—	—	(45,748)

Total	$98,764,927	$7,841,379	$—	$106,606,306

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Computers	15.2%
Applications Software	11.2
Electronic Components — Semiconductors	10.7
Collective Investment Pool	8.6
Enterprise Software/Service	4.9
Wireless Equipment	4.3
Internet Infrastructure Software	3.4
Networking Products	3.4
Web Portals/ISP	3.3
Semiconductor Components — Integrated Circuits	3.1
Time Deposits	3.0
Computers — Memory Devices	2.9
Computer Services	2.8
E-Commerce/Services	2.5
Internet Security	2.0
Commercial Services — Finance	1.8
Semiconductor Equipment	1.8
E-Commerce/Products	1.6
Web Hosting/Design	1.6
Entertainment Software	1.4
Internet Content — Information/News	1.4
Telecommunication Equipment	1.4
Consulting Services	1.0
Commercial Services	0.8
Electric Products — Misc.	0.8
Toys	0.8
Human Resources	0.7
Transactional Software	0.7
Energy — Alternate Sources	0.7
Computers — Periphery Equipment	0.7
Electronic Measurement Instruments	0.6
Telecom Equipment — Fiber Optics	0.6
E-Services/Consulting	0.6
Computer Aided Design	0.6
Electronic Design Automation	0.6
Internet Application Software	0.6
Computers — Integrated Systems	0.5
Electronic Forms	0.5
Multimedia	0.4
Electronic Components — Misc.	0.4
Power Converter/Supply Equipment	0.4
Cellular Telecom	0.4
Medical Products	0.4
Medical Instruments	0.4
Auto/Truck Parts & Equipment — Original	0.3
Registered Investment Companies	0.3
Schools	0.3
Data Processing/Management	0.3
Electronic Connectors	0.3
Cable/Satellite TV	0.2
Audio/Video Products	0.2
Educational Software	0.2
Industrial Audio & Video Products	0.2
Medical — Drugs	0.2
Telecom Services	0.2
Agricultural Chemicals	0.2
Medical — Biomedical/Gene	0.2
Distribution/Wholesale	0.1
Electronic Security Devices	0.1
Batteries/Battery Systems	0.1
Internet Content — Entertainment	0.1
Computer Graphics	0.1
Software Tools	0.1

109.2%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Agricultural Chemicals — 0.2%
Monsanto Co.	22,200	$1,129,314

Applications Software — 11.2%
Check Point Software Technologies, Ltd.†#	66,090	2,026,980
Citrix Systems, Inc.†	41,565	1,812,650
Intuit, Inc.†	296,855	10,609,598
Microsoft Corp.	1,880,796	48,524,537
Red Hat, Inc.†	181,742	5,326,858
Salesforce.com, Inc.†#	132,695	11,482,098

		79,782,721

Audio/Video Products — 0.2%
Skyworth Digital Holdings, Ltd.#	1,980,000	1,624,910

Auto - Cars/Light Trucks — 0.1%
Byd Co., Ltd., Class H#	106,160	890,302

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	85,550	2,440,741

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc.	30,770	1,684,042

Cellular Telecom — 0.4%
China Unicom (Hong Kong), Ltd.	1,182,000	1,448,202
MetroPCS Communications, Inc.†	134,000	1,204,660

		2,652,862

Commercial Services — 0.8%
Alliance Data Systems Corp.†#	79,337	5,605,952
ExlService Holdings, Inc.†	21,625	359,408

		5,965,360

Commercial Services - Finance — 1.8%
Automatic Data Processing, Inc.	94,045	3,844,559
The Western Union Co.	429,630	6,856,895
Visa, Inc., Class A	33,695	2,441,540

		13,142,994

Computer Aided Design — 0.6%
Autodesk, Inc.†	139,600	4,084,696

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.†	43,000	424,410

Computer Services — 2.8%
Accenture PLC, Class A	326,949	12,267,127
Cognizant Technology Solutions Corp., Class A†	98,535	4,930,691
Tivit Terceirizacao de Tecnologia e Servicos SA	155,990	1,504,013
VanceInfo Technologies, Inc. ADR†	49,230	1,064,845

		19,766,676

Computer Software — 0.0%
SS&C Technologies Holdings, Inc.†	8,700	141,984

Computers — 15.2%
Acer, Inc. GDR	151,628	1,865,024
Apple, Inc.†	234,630	60,337,451
Dell, Inc.†	789,460	10,523,502
Hewlett - Packard Co.	296,922	13,661,381
International Business Machines Corp.	130,584	16,356,952
Research In Motion, Ltd.†	81,000	4,916,700

		107,661,010

Computers - Integrated Systems — 0.5%
Riverbed Technology, Inc.†#	140,070	3,744,071

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 2.9%
EMC Corp.†	295,190	$5,496,438
NetApp, Inc.†	270,060	10,175,861
SanDisk Corp.†	102,150	4,762,233

		20,434,532

Computers - Periphery Equipment — 0.7%
Synaptics, Inc.†#	158,400	4,739,328

Consulting Services — 1.0%
Gartner, Inc.†#	47,275	1,170,056
Genpact, Ltd.	287,290	4,852,328
Hi Sun Technology China, Ltd.†	2,437,390	1,292,821

		7,315,205

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	85,100	1,918,154

Distribution/Wholesale — 0.1%
Digital China Holdings, Ltd.	652,090	1,006,643

E - Commerce/Products — 1.6%
Amazon.com, Inc.†	90,850	11,398,041

E - Commerce/Services — 2.5%
Alibaba.com, Ltd.#	493,500	986,189
Ctrip.com International, Ltd. ADR†	82,325	3,242,782
eBay, Inc.†	115,520	2,473,283
Liberty Media Corp. - Interactive, Class A†(7)	220,400	2,858,588
NetFlix, Inc.†	71,460	7,942,779

		17,503,621

E - Services/Consulting — 0.6%
Sapient Corp.#	402,638	4,086,776

Educational Software — 0.2%
Blackboard, Inc.†#	38,600	1,545,544

Electric Products - Misc. — 0.8%
Hitachi, Ltd.†	1,379,000	5,629,498

Electronic Components - Misc. — 0.4%
AAC Acoustic Technologies Holdings, Inc.	1,096,000	1,553,971
Hon Hai Precision Industry Co., Ltd. GDR†*	167,568	1,419,301

		2,973,272

Electronic Components - Semiconductors — 10.7%
Advanced Micro Devices, Inc.†#	541,300	4,638,941
Applied Micro Circuits Corp.†#	364,980	4,023,904
Broadcom Corp., Class A	305,065	10,530,844
Cree, Inc.†#	81,160	5,386,589
Epistar Corp. GDR†*(8)	174,899	2,626,481
Intel Corp.	354,690	7,597,460
MEMC Electronic Materials, Inc.†#	191,600	2,174,660
Micron Technology, Inc.†#	241,800	2,197,962
National Semiconductor Corp.	636,000	8,935,800
NVIDIA Corp.†	611,200	8,031,168
ON Semiconductor Corp.†	1,317,910	9,633,922
Rovi Corp.†#	105,103	3,924,546
Samsung Electronics Co., Ltd.	2,528	1,632,033
Skyworks Solutions, Inc.†#	190,600	3,036,258
Xilinx, Inc.	74,117	1,812,161

		76,182,729

Electronic Connectors — 0.3%
Amphenol Corp., Class A	44,770	1,898,248

Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	607,000	4,066,900

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Forms — 0.5%
Adobe Systems, Inc.†	106,941	$3,430,667

Electronic Measurement Instruments — 0.6%
Itron, Inc.†	25,490	1,699,163
Trimble Navigation, Ltd.†#	89,100	2,559,843

		4,259,006

Electronic Security Devices — 0.1%
Taser International, Inc.†#	206,700	923,949

Energy - Alternate Sources — 0.7%
First Solar, Inc.†#	43,500	4,887,660

Enterprise Software/Service — 4.9%
BMC Software, Inc.†	187,150	6,926,421
CA, Inc.	473,400	9,586,350
Informatica Corp.†	122,840	3,169,272
Oracle Corp.	664,954	15,008,012

		34,690,055

Entertainment Software — 1.4%
Activision Blizzard, Inc.	309,150	3,323,363
Electronic Arts, Inc.†	345,876	5,710,413
UBISOFT Entertainment†	108,600	1,030,635

		10,064,411

Human Resources — 0.7%
SuccessFactors, Inc.†	238,330	5,305,226

Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	23,400	1,544,634

Internet Application Software — 0.5%
RealNetworks, Inc.†#	616,900	2,220,840
Tencent Holdings, Ltd.#	88,070	1,703,398

		3,924,238

Internet Content - Entertainment — 0.1%
Perfect World Co., Ltd. ADR†	28,080	743,558

Internet Content - Information/News — 1.3%
Baidu, Inc. ADR†	124,145	9,088,655

Internet Infrastructure Software — 3.4%
Akamai Technologies, Inc.†#	209,610	8,325,709
F5 Networks, Inc.†	164,770	11,588,274
TIBCO Software, Inc.†	378,440	4,318,001

		24,231,984

Internet Security — 2.0%
McAfee, Inc.†	289,800	9,215,640
VeriSign, Inc.†	191,790	5,352,859

		14,568,499

Medical Instruments — 0.4%
St. Jude Medical, Inc.†	67,800	2,531,652

Medical Products — 0.4%
Stryker Corp.	27,800	1,474,234
Zimmer Holdings, Inc.†	20,400	1,140,972

		2,615,206

Medical - Biomedical/Gene — 0.2%
Illumina, Inc.†#	26,300	1,105,652

Medical - Drugs — 0.2%
Pfizer, Inc.	80,800	1,230,584

Security Description	Shares	Value (Note 2)

Multimedia — 0.4%
Time Warner, Inc.	100,800	$3,123,792

Networking Products — 3.4%
BigBand Networks, Inc.†#	52,100	148,485
Cisco Systems, Inc.†	674,780	15,627,905
Juniper Networks, Inc.†	170,195	4,530,591
Polycom, Inc.†	119,850	3,599,095

		23,906,076

Power Converter/Supply Equipment — 0.4%
Delta Electronics, Inc. GDR†*	108,464	1,696,681
SunPower Corp., Class B†	85,980	996,508

		2,693,189

Schools — 0.3%
Strayer Education, Inc.#	8,751	2,100,240

Semiconductor Components - Integrated Circuits — 2.7%
Analog Devices, Inc.	276,645	8,069,734
Cypress Semiconductor Corp.†#	165,625	1,886,469
Marvell Technology Group, Ltd.†	189,000	3,587,220
Maxim Integrated Products, Inc.#	224,680	3,990,317
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,340	120,315
TriQuint Semiconductor, Inc.†	252,000	1,769,040

		19,423,095

Semiconductor Equipment — 1.8%
Aixtron AG#	146,400	3,948,532
Applied Materials, Inc.	150,400	1,941,664
ASM Pacific Technology, Ltd.	213,500	1,617,757
Lam Research Corp.†	92,210	3,491,070
Veeco Instruments, Inc.†#	46,470	1,773,760

		12,772,783

Software Tools — 0.1%
VMware, Inc. Class A†	5,930	392,625

Telecom Equipment - Fiber Optics — 0.6%
Ciena Corp.†	85,370	1,329,211
Finisar Corp.†#	31,500	478,800
JDS Uniphase Corp.†	207,810	2,389,815

		4,197,826

Telecom Services — 0.2%
NeuStar, Inc., Class A†	53,500	1,144,365

Telecommunication Equipment — 1.4%
ADTRAN, Inc.#	183,190	5,024,902
Tellabs, Inc.	519,090	4,671,810

		9,696,712

Toys — 0.8%
Nintendo Co., Ltd.	19,500	5,752,099

Transactional Software — 0.7%
Amadeus IT Holding SA†	49,880	757,271
Longtop Financial Technologies, Ltd. ADR†	133,020	4,375,028

		5,132,299

Web Hosting/Design — 1.6%
Equinix, Inc.†#	100,783	9,273,044
Rackspace Hosting, Inc.†#	106,000	1,865,600

		11,138,644

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 3.3%
Google, Inc., Class A†	45,551	$22,100,434
NetEase.com, Inc. ADR†	24,150	733,194
Yahoo! Japan Corp.	2,667	936,560

		23,770,188

Wireless Equipment — 4.3%
American Tower Corp., Class A†	111,490	4,518,690
Motorola, Inc.†	595,900	4,081,915
QUALCOMM, Inc.	574,429	20,426,695
SBA Communications Corp., Class A†#	49,110	1,622,103

		30,649,403

Total Common Stock
(cost $614,074,875)		686,873,556

CONVERTIBLE PREFERRED STOCK — 0.1%
Electric - Distribution — 0.0%
Silver Spring Network, Series E 8.00%(1)(2)(5)	46,800	341,640

Internet Content - Information/News — 0.1%
Twitter, Inc. Series E (1)(2)(5)	38,367	613,197

Total Convertible Preferred Stock
(cost $1,081,197)		954,837

EQUITY CERTIFICATES — 0.4%
Semiconductor Components’ Integrated Circuits — 0.4%
Deutsche Bank AG London - Mediatek, Inc.(5)	155,000	1,432,183
Deutsche Bank AG London - Richtek Technology Corp.(5)	108,600	1,742,378

Total Equity Certificates
(cost $3,558,939)		3,174,561

Total Long-Term Investment Securities
(cost $618,715,011)		691,002,954

SHORT-TERM INVESTMENT SECURITIES — 11.9%
Collective Investment Pool — 8.6%
Securities Lending Quality Trust(3)(4)	61,323,425	61,089,625

Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund	2,165,678	2,165,678

Time Deposits — 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$21,218,000	21,218,000

Total Short-Term Investment Securities
(cost $84,707,103)		84,473,303

TOTAL INVESTMENTS
(cost $703,422,114)(6)	109.2%	775,476,257
Liabilities in excess of other assets	(9.2)	(65,379,006)

NET ASSETS —	100.0%	$710,097,251

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $5,742,463 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Spring Networks, Inc. Series E (Convertible Preferred Stock) 8.00%	12/11/09	46,800	$468,000	$341,640	$7.30	0.04%
Twitter, Inc. Series E (Preferred Stock)	09/24/09	38,367	613,197	613,197	15.98	0.09

				$954,837		0.13%

(3)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(4)	At May 31, 2010 the Fund had loaned securities with a total value of $62,572,957. This was secured by collateral of $61,323,425 which was received in cash and subsequently invested in short-term investments currently valued at $61,089,625 as reported in the Portfolio of Investments. The remaining collateral of $3,766,354 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 08/15/39

(5)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $4,129,398 representing 0.6% of net assets.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Security is a tracking stock issued by Liberty media corp. to track the performance of the Interactive Group.
(8)	Fair valued security. Securities are classified as Level 2 for disclosure based on the securities valuation inputs; see Note 2.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$79,782,721	$—	$—	$79,782,721
Computers	107,661,010	—	—	107,661,010
Electronic Components - Semiconductors	73,556,248	2,626,481	—	76,182,729
Other Industries*	423,247,096	—	—	423,247,096
Convertible Preferred Stock	—	—	954,837	954,837
Equity Certificates	—	3,174,561	—	3,174,561
Short-Term Investment Securities:
Collective Investment Pool	—	61,089,625	—	61,089,625
Registered Investment Companies	—	2,165,678	—	2,165,678
Time Deposits	—	21,218,000	—	21,218,000

Total	$684,247,075	$90,274,345	$954,837	$775,476,257

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Convertible Preferred Stock
Balance as of 5/31/2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(126,360)
Net purchases (sales)	1,081,197
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$954,837

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.7%
Commercial Services — Finance	6.5
Consulting Services	5.0
Electronic Components — Semiconductors	4.8
E-Services/Consulting	4.6
Time Deposits	4.4
Medical Instruments	4.1
Schools	4.0
Machinery — General Industrial	3.9
Oil Companies — Exploration & Production	3.3
Telecom Services	2.9
Casino Services	2.9
Transactional Software	2.9
Medical — Drugs	2.5
Computer Services	2.3
Medical — HMO	2.3
Human Resources	1.9
Printing — Commercial	1.8
Medical Products	1.5
E-Commerce/Products	1.5
Recreational Vehicles	1.5
Medical — Biomedical/Gene	1.5
Dental Supplies & Equipment	1.4
Networking Products	1.4
Commercial Services	1.4
Theaters	1.3
Transport — Air Freight	1.3
Ultra Sound Imaging Systems	1.2
Insurance — Property/Casualty	1.2
Medical Information Systems	1.2
Internet Application Software	1.2
Therapeutics	1.2
E-Marketing/Info	1.1
Enterprise Software/Service	1.1
Audio/Video Products	1.0
Hotels/Motels	0.8
Alternative Waste Technology	0.8
Cellular Telecom	0.8
Retail — Home Furnishings	0.8
Diversified Manufacturing Operations	0.7
Transport — Services	0.7
Hazardous Waste Disposal	0.7
Retail — Restaurants	0.7
Steel Pipe & Tube	0.7
Distribution/Wholesale	0.7
Aerospace/Defense	0.7
Machinery — Electrical	0.6
Leisure Products	0.6
Filtration/Separation Products	0.6
Retail — Apparel/Shoe	0.6
Entertainment Software	0.6
Internet Security	0.6
Containers — Paper/Plastic	0.6
Footwear & Related Apparel	0.6
Diagnostic Equipment	0.6
Lighting Products & Systems	0.6
E-Commerce/Services	0.6
Advertising Services	0.5
Auto — Truck Trailers	0.5
Cable/Satellite TV	0.5
Transport — Rail	0.3
Resorts/Theme Parks	0.3
Banks — Commercial	0.3
Finance — Investment Banker/Broker	0.3

108.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.1%
Advertising Services — 0.5%
Marchex, Inc., Class B#	85,685	$434,423

Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	10,625	570,138

Alternative Waste Technology — 0.8%
Calgon Carbon Corp.†#	44,710	664,838

Audio/Video Products — 1.0%
TiVo, Inc.†#	95,600	864,224

Auto - Truck Trailers — 0.5%
Wabash National Corp.†	59,100	423,156

Banks - Commercial — 0.3%
First Commonwealth Financial Corp.#	50,700	265,161

Cable/Satellite TV — 0.5%
LodgeNet Interactive Corp.†#	77,357	411,539

Casino Services — 2.9%
Scientific Games Corp., Class A†#	170,384	1,741,324
Shuffle Master, Inc.†#	90,709	752,885

		2,494,209

Cellular Telecom — 0.8%
Leap Wireless International, Inc.†#	40,200	656,466

Commercial Services — 1.4%
Live Nation Entertainment, Inc.†#	96,363	1,178,519
TeleTech Holdings, Inc.†#	1,033	13,357

		1,191,876

Commercial Services - Finance — 6.5%
Cardtronics, Inc.†#	45,150	584,693
Coinstar, Inc.†	20,600	1,105,396
Dollar Financial Corp.†#	57,300	1,157,460
Euronet Worldwide, Inc.†#	37,348	491,126
Global Cash Access Holdings, Inc.†#	197,434	1,577,498
Wright Express Corp.†#	23,373	733,912

		5,650,085

Computer Services — 2.3%
SYKES Enterprises, Inc.†#	117,141	2,021,854

Consulting Services — 5.0%
Gartner, Inc.†#	78,139	1,933,940
ICF International, Inc.†#	28,100	630,283
Information Services Group, Inc.†#	90,310	231,194
Navigant Consulting, Inc.†#	58,930	714,231
The Corporate Executive Board Co.#	26,700	864,813

		4,374,461

Containers - Paper/Plastic — 0.6%
Graham Packaging Co., Inc.†	40,950	513,104

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†#	48,100	717,652
Sirona Dental Systems, Inc.†#	14,929	528,188

		1,245,840

Diagnostic Equipment — 0.6%
Affymetrix, Inc.†#	75,900	497,145

Distribution/Wholesale — 0.7%
Watsco, Inc.#	9,800	573,790

Diversified Manufacturing Operations — 0.7%
Acuity Brands, Inc.#	15,223	626,122

E - Commerce/Products — 1.5%
Shutterfly, Inc.†#	56,670	1,309,077

Security Description	Shares	Value (Note 2)

E - Commerce/Services — 0.6%
Move, Inc.†#	234,100	$491,610

E - Marketing/Info — 1.1%
QuinStreet, Inc.†	47,608	661,275
ReachLocal, Inc.†	22,750	333,970

		995,245

E - Services/Consulting — 4.6%
GSI Commerce, Inc.†#	99,751	2,808,988
Sapient Corp.#	115,407	1,171,381

		3,980,369

Electronic Components - Semiconductors — 4.8%
Fairchild Semiconductor International, Inc.†#	50,627	506,270
Microsemi Corp.†#	89,229	1,381,265
Monolithic Power Systems, Inc.†#	31,654	607,440
PMC - Sierra, Inc.†	207,900	1,683,990

		4,178,965

Enterprise Software/Service — 1.1%
Lawson Software, Inc.†#	31,572	260,311
Taleo Corp., Class A†#	27,300	683,865

		944,176

Entertainment Software — 0.6%
THQ, Inc.†#	89,498	536,988

Filtration/Separation Products — 0.6%
Polypore International, Inc.†#	26,856	548,131

Finance - Investment Banker/Broker — 0.3%
MF Global Holdings, Ltd.†	32,600	251,020

Footwear & Related Apparel — 0.6%
CROCS, Inc.†	49,400	511,290

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†#	9,300	589,527

Hotel/Motels — 0.8%
Gaylord Entertainment Co.†#	27,300	725,907

Human Resources — 1.9%
On Assignment, Inc.†#	129,494	716,102
Resources Connection, Inc.†#	59,238	956,101

		1,672,203

Insurance - Property/Casualty — 1.2%
Tower Group, Inc.#	48,050	1,052,775

Internet Application Software — 1.2%
Art Technology Group, Inc.†#	139,650	522,291
DealerTrack Holdings, Inc.†#	31,100	498,533

		1,020,824

Internet Security — 0.6%
Blue Coat Systems, Inc.†	24,400	523,868

Leisure Products — 0.6%
WMS Industries, Inc.†#	12,096	560,408

Lighting Products & Systems — 0.6%
Universal Display Corp.†#	31,897	494,085

Machinery - Electrical — 0.6%
Baldor Electric Co.#	15,599	560,472

Machinery - General Industrial — 3.9%
Chart Industries, Inc.†#	26,444	487,098
Gardner Denver, Inc.	27,157	1,236,730
Middleby Corp.†#	10,400	585,624
Robbins & Myers, Inc.#	24,100	532,369

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - General Industrial (continued)
Wabtec Corp.	11,800	$511,530

		3,353,351

Medical Information Systems — 1.2%
Quality Systems, Inc.	17,534	1,035,207

Medical Instruments — 4.1%
ev3, Inc.†	76,984	1,456,537
NuVasive, Inc.†#	21,870	858,835
Spectranetics Corp.†#	91,960	548,082
Volcano Corp.†#	32,657	724,659

		3,588,113

Medical Products — 1.5%
Greatbatch, Inc.†#	29,100	613,428
Luminex Corp.†#	41,404	709,251

		1,322,679

Medical - Biomedical/Gene — 1.5%
Acorda Therapeutics, Inc.†#	25,900	890,442
Halozyme Therapeutics, Inc.†#	54,927	402,615

		1,293,057

Medical - Drugs — 2.5%
Auxilium Pharmaceuticals, Inc.†#	26,700	768,426
Vanda Pharmaceuticals, Inc.†	71,800	524,858
ViroPharma, Inc.†	73,650	896,320

		2,189,604

Medical - HMO — 2.3%
AMERIGROUP Corp.†#	32,400	1,163,808
Centene Corp.†#	34,900	796,418

		1,960,226

Networking Products — 1.4%
Ixia†#	121,255	1,212,550

Oil Companies - Exploration & Production — 3.3%
Brigham Exploration Co.†#	48,550	834,089
Carrizo Oil & Gas, Inc.†#	40,900	725,566
Swift Energy Co.†#	32,000	884,800
Venoco, Inc.†#	27,900	403,713

		2,848,168

Printing - Commercial — 1.8%
VistaPrint NV†	32,577	1,521,020

Recreational Vehicles — 1.5%
Polaris Industries, Inc.#	22,295	1,308,716

Resort/Theme Parks — 0.3%
Great Wolf Resorts, Inc.†#	113,920	285,939

Retail - Apparel/Shoe — 0.6%
Talbots, Inc.†	35,900	539,936

Retail - Home Furnishings — 0.8%
Pier 1 Imports, Inc.†#	82,500	655,875

Retail - Restaurants — 0.7%
Sonic Corp.†#	55,700	587,635

Schools — 4.0%
Bridgepoint Education, Inc.†#	71,773	1,548,144
Grand Canyon Education, Inc.†#	45,850	1,126,076
K12, Inc.†	32,463	812,224

		3,486,444

Security Description	Shares/ Principal Amount	Value (Note 2)

Steel Pipe & Tube — 0.7%
Mueller Water Products, Inc., Class A#	135,150	$585,200

Telecom Services — 2.9%
Cbeyond, Inc.†#	107,620	1,682,100
PAETEC Holding Corp.†#	202,321	855,818

		2,537,918

Theaters — 1.3%
National CineMedia, Inc.	65,170	1,139,823

Therapeutics — 1.2%
Onyx Pharmaceuticals, Inc.†	45,150	1,006,393

Transactional Software — 2.9%
Innerworkings, Inc.†#	149,686	1,037,324
Synchronoss Technologies, Inc.†#	70,213	1,435,154

		2,472,478

Transport - Air Freight — 1.3%
Atlas Air Worldwide Holdings, Inc.†	21,600	1,129,032

Transport - Rail — 0.3%
RailAmerica, Inc.†	26,450	295,447

Transport - Services — 0.7%
UTi Worldwide, Inc.	41,600	601,120

Ultra Sound Imaging Systems — 1.2%
SonoSite, Inc.†#	36,908	1,073,654

Total Long-Term Investment Securities
(cost $77,306,628)		82,454,956

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Collective Investment Pool — 8.7%
Securities Lending Quality Trust(1)(3)	7,568,504	7,539,649

Time Deposits — 4.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$3,842,000	3,842,000

Total Short-Term Investment Securities
(cost $11,410,504)		11,381,649

TOTAL INVESTMENTS
(cost $88,717,132)(2)	108.2%	93,836,605
Liabilities in excess of other assets	(8.2)	(7,125,863)

NET ASSETS —	100.0%	$86,710,742

#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At May 31, 2010, the Fund had loaned securities with a total value of $7,420,979. This was secured by collateral of $7,568,504, which was received in cash and subsequently invested in short-term investments currently valued at $7,539,649 as reported in the Portfolio of Investments. The remaining collateral of $114,086 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 08/15/39

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$5,650,085	$—	$—	$5,650,085
Consulting Services	4,374,461	—	—	4,374,461
Other Industries*	72,430,410	—	—	72,430,410
Short-Term Investment Securities:
Collective Investment Pool	—	7,539,649	—	7,539,649
Time Deposits	—	3,842,000	—	3,842,000

Total	$82,454,956	$11,381,649	$—	$93,836,605

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	18.6%
Banks — Commercial	7.6
Real Estate Investment Trusts	4.1
Retail — Restaurants	3.8
Oil Companies — Exploration & Production	3.5
Retail — Apparel/Shoe	2.8
Enterprise Software/Service	2.5
Medical — Drugs	2.4
Distribution/Wholesale	2.1
Machinery — General Industrial	2.1
Insurance — Property/Casualty	2.0
Auto/Truck Parts & Equipment — Original	1.9
Transport — Truck	1.8
Medical Products	1.8
Applications Software	1.7
Apparel Manufacturers	1.6
Diversified Manufacturing Operations	1.5
Telecommunication Equipment	1.5
Oil Field Machinery & Equipment	1.5
Commercial Services — Finance	1.5
Medical — Biomedical/Gene	1.4
Medical Instruments	1.3
Medical — Hospitals	1.3
Electronic Components — Semiconductors	1.2
Aerospace/Defense — Equipment	1.2
Telephone — Integrated	1.2
Gas — Distribution	1.1
Lasers — System/Components	1.1
Investment Management/Advisor Services	1.0
Home Furnishings	1.0
Telecom Equipment — Fiber Optics	1.0
Time Deposits	0.9
Airlines	0.9
Quarrying	0.9
Semiconductor Equipment	0.9
Electric Products — Misc.	0.9
Machinery — Electrical	0.9
Finance — Investment Banker/Broker	0.9
Steel Pipe & Tube	0.8
Instruments — Scientific	0.8
Commercial Services	0.8
Wire & Cable Products	0.8
E-Services/Consulting	0.8
Chemicals — Diversified	0.8
Retail — Discount	0.8
Building — Maintance & Services	0.8
Oil — Field Services	0.7
Food — Canned	0.7
Advertising Agencies	0.7
Transport — Services	0.7
Internet Infrastructure Software	0.7
Non — Hazardous Waste Disposal	0.7
Computer Services	0.7
Electronic Components — Misc.	0.7
Miscellaneous Manufacturing	0.7
Chemicals — Specialty	0.7
Casino Services	0.7
Broadcast Services/Program	0.7
Electric — Integrated	0.6
Food — Baking	0.6
Medical — Outpatient/Home Medical	0.6
Computer Aided Design	0.6
Retail — Automobile	0.6
Telecom Services	0.6
Insurance Brokers	0.5
Savings & Loans/Thrifts	0.5
Aerospace/Defense	0.5
Multimedia	0.4
Internet Application Software	0.4

Medical — HMO	0.4
Registered Investment Companies	0.4
Coal	0.4
Networking Products	0.3
Financial Guarantee Insurance	0.3
Metal Processors & Fabrication	0.3
Computers — Integrated Systems	0.3
Wireless Equipment	0.3
Leisure Products	0.3
Electronic Measurement Instruments	0.3
Human Resources	0.2
Water	0.2
Therapeutics	0.2
Electronic Design Automation	0.2
Building & Construction Products — Misc.	0.2
Retail — Sporting Goods	0.2
Internet Security	0.2
Advanced Materials	0.2
Auto Repair Centers	0.2
Consulting Services	0.2
Printing — Commercial	0.2
Energy — Alternate Sources	0.2
Hotels/Motels	0.2
Independent Power Producers	0.2
Power Converter/Supply Equipment	0.1
Gold Mining	0.1
Computers — Periphery Equipment	0.1
Building — Residential/Commercial	0.1
Investment Companies	0.1
Publishing — Books	0.1
Steel — Producers	0.1
Real Estate Operations & Development	0.1
Transport — Equipment & Leasing	0.1
Consumer Products — Misc.	0.1
Radio	0.1
Computers — Memory Devices	0.1
Pharmacy Services	0.1
Footwear & Related Apparel	0.1
Food — Misc.	0.1
Environmental Monitoring & Detection	0.1
Rental Auto/Equipment	0.1
Diagnostic Kits	0.1
Audio/Video Products	0.1
Drug Delivery Systems	0.1
Electronic Security Devices	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Retail — Leisure Products	0.1
Medical Sterilization Products	0.1
Machinery — Pumps	0.1
Real Estate Management/Services	0.1
Medical Information Systems	0.1
Web Portals/ISP	0.1
E-Marketing/Info	0.1
Banks — Fiduciary	0.1
Textile — Products	0.1
Machinery — Construction & Mining	0.1
Finance — Other Services	0.1
Retail — Jewelry	0.1
Instruments — Controls	0.1
Internet Content — Information/News	0.1
Auction Houses/Art Dealers	0.1
Retail — Home Furnishings	0.1
Industrial Audio & Video Products	0.1
Publishing — Newspapers	0.1
Vitamins & Nutrition Products	0.1
Engineering/R&D Services	0.1
Casino Hotels	0.1
Computer Software	0.1
Building Products — Air & Heating	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Heart Monitors	0.1%
Direct Marketing	0.1
Paper & Related Products	0.1
E-Commerce/Services	0.1
Transactional Software	0.1
Transport — Rail	0.1
Retail — Convenience Store	0.1
Finance — Mortgage Loan/Banker	0.1
Finance — Leasing Companies	0.1
Building Products — Cement	0.1
Machinery — Material Handling	0.1
Publishing — Periodicals	0.1
Textile — Apparel	0.1
Patient Monitoring Equipment	0.1
Transport — Marine	0.1
Hazardous Waste Disposal	0.1

118.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.1%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	35,700	$181,713
Hexcel Corp.†	24,300	388,071

		569,784

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.†	254,201	2,122,578

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	40,819	1,022,108
Herley Industries, Inc.†	10,800	153,900
Kratos Defense & Security Solutions, Inc.†	9,100	111,566
TransDigm Group, Inc.	3,300	174,108

		1,461,682

Aerospace/Defense - Equipment — 1.2%
AAR Corp.†	81,535	1,606,240
Curtiss - Wright Corp.	39,360	1,303,603
LMI Aerospace, Inc.†	12,100	210,177
Moog, Inc., Class A†	7,300	240,973

		3,360,993

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†#	5,000	123,300

Agricultural Operations — 0.0%
Griffin Land and Nurseries, Inc.	4,300	116,960

Airlines — 0.9%
Allegiant Travel Co.#	32,603	1,802,620
Continental Airlines, Inc., Class B†#	27,307	576,178
Pinnacle Airlines Corp.†	16,700	114,729

		2,493,527

Apparel Manufacturers — 1.6%
Carter’s, Inc.†	65,785	2,010,390
Hanesbrands, Inc.†	79,043	2,156,293
Under Armour, Inc., Class A†#	8,200	276,258

		4,442,941

Applications Software — 1.7%
American Reprographics Co.†	32,100	307,839
Bsquare Corp.†	57,400	143,500
Emdeon, Inc., Class A†	101,968	1,378,607
EPIQ Systems, Inc.†#	22,600	258,770
PDF Solutions, Inc.†#	17,900	85,204
Progress Software Corp.†	13,367	426,942
Quest Software, Inc.†#	110,453	2,137,818
Red Hat, Inc.†	3,200	93,792

		4,832,472

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	9,900	201,762

Audio/Video Products — 0.1%
DTS, Inc.†#	10,000	330,300

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.#	13,450	529,796

Auto/Truck Parts & Equipment - Original — 1.9%
Amerigon, Inc.†	16,100	142,002
Miller Industries, Inc.	10,000	150,000
Strattec Security Corp.†	8,300	182,600
Titan International, Inc.#	207,063	2,188,656
TRW Automotive Holdings Corp.†	91,720	2,758,938

		5,422,196

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	26,700	317,730

Security Description	Shares	Value (Note 2)

Banks - Commercial — 7.5%
1st United Bancorp, Inc.†	14,300	$112,970
Alliance Financial Corp.	4,500	125,010
Ameris Bancorp	19,952	224,859
Bancfirst Corp.#	46,825	1,858,484
Bancorp Rhode Island, Inc.	9,000	257,310
Bancorp, Inc.†	18,000	143,460
Bar Harbor Bankshares	6,900	183,885
Camden National Corp.	6,300	197,820
Cardinal Financial Corp.	12,100	127,050
Center Bancorp, Inc.	18,137	133,670
Citizens Republic Bancorp†	116,500	128,150
CoBiz Financial, Inc.	21,800	144,534
Columbia Banking System, Inc.#	95,948	2,142,519
Commerce Bancshares, Inc.	43,163	1,604,369
Community Trust Bancorp, Inc.#	50,172	1,345,613
East West Bancorp, Inc.	19,224	326,808
Enterprise Bancorp, Inc.	10,621	118,318
First Bancorp	12,600	203,364
First Financial Bankshares, Inc.#	25,153	1,262,178
First Midwest Bancorp, Inc.#	144,837	2,008,889
First South Bancorp, Inc.	12,300	167,034
FirstMerit Corp.#	87,434	1,629,770
Glacier Bancorp, Inc.#	24,571	389,696
Heritage Financial Corp.†	8,300	124,251
Northrim BanCorp, Inc.	9,300	160,146
Pinnacle Financial Partners, Inc.†#	22,600	308,942
Prosperity Bancshares, Inc.	11,100	400,044
Signature Bank†	12,600	476,784
Southside Bancshares, Inc.	6,045	122,411
Sterling Bancorp	13,600	130,152
Synovus Financial Corp.	60,800	179,968
Taylor Capital Group, Inc.†	10,500	133,875
TCF Financial Corp.	18,200	293,748
Texas Capital Bancshares, Inc.†#	13,800	252,126
Tower Bancorp, Inc.	4,700	110,732
United Security Bancshares†	17,687	84,013
Valley National Bancorp.#	25,406	367,371
Washington Banking Co.	13,800	181,194
Washington Trust Bancorp, Inc.#	7,600	138,700
West Bancorp, Inc.†	18,344	146,385
Westamerica Bancorporation	8,300	462,061
Western Alliance Bancorp†	21,100	169,855
Zions Bancorporation	101,298	2,426,087

		21,504,605

Banks - Fiduciary — 0.1%
Wilmington Trust Corp.#	15,700	236,756

Broadcast Services/Program — 0.7%
Fisher Communications, Inc.†	6,000	87,000
World Wrestling Entertainment, Inc.#	107,878	1,787,538

		1,874,538

Building & Construction Products - Misc. — 0.2%
Builders FirstSource, Inc.†	9,200	31,004
China Architectural Engineer†	60,500	48,824
Gibraltar Industries, Inc.†#	6,950	91,184
Interline Brands, Inc.†	13,800	274,758
Quanex Building Products Corp.	9,100	181,363

		627,133

Building & Construction - Misc. — 0.0%
Insituform Technologies, Inc., Class A†#	5,900	120,714

Building Products - Air & Heating — 0.1%
KSW, Inc.	51,660	167,895

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.#	1,600	$149,168

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	3,380	19,739

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	3,300	122,265

Building - Maintenance & Services — 0.8%
ABM Industries, Inc.#	99,989	2,146,764

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	6,500	122,850

Building - Residential/Commercial — 0.1%
Meritage Homes Corp.†#	13,000	277,940
Standard Pacific Corp.†#	20,300	102,515

		380,455

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	15,000	173,700

Casino Services — 0.7%
Bally Technologies, Inc.†#	44,413	1,887,553

Chemicals - Diversified — 0.8%
FMC Corp.	27,759	1,680,807
Rockwood Holdings, Inc.†	19,300	500,642

		2,181,449

Chemicals - Specialty — 0.7%
Arch Chemicals, Inc.	14,600	500,196
KMG Chemicals, Inc.	7,800	131,274
Zep, Inc.#	70,553	1,289,709

		1,921,179

Circuit Boards — 0.0%
UQM Technologies, Inc.†	34,000	116,960

Coal — 0.4%
Cloud Peak Energy, Inc.†	17,400	256,824
Walter Energy, Inc.	8,300	658,439
Westmoreland Coal Co.†#	8,500	88,145

		1,003,408

Commercial Services — 0.8%
CPI Corp.	80	2,246
HMS Holdings Corp.†	4,300	233,318
Medifast, Inc.†	7,400	232,138
Quanta Services, Inc.†	7,617	157,900
StarTek, Inc.†	2,629	11,831
Team, Inc.†#	107,228	1,612,709

		2,250,142

Commercial Services - Finance — 1.5%
Global Payments, Inc.	7,800	329,082
PRG - Schultz International, Inc.†	22,500	96,750
Riskmetrics Group, Inc.†	7,000	151,410
SEI Investments Co.	89,630	1,890,297
Wright Express Corp.†#	55,426	1,740,376

		4,207,915

Computer Aided Design — 0.6%
Parametric Technology Corp.†	100,262	1,652,318

Computer Data Security — 0.0%
Fortinet, Inc.†	6,100	99,552

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	13,800	136,206

Security Description	Shares	Value (Note 2)

Computer Services — 0.7%
CACI International, Inc., Class A†#	35,656	$1,648,733
Dynamics Research Corp.†	19,300	206,317
Tier Technologies, Inc., Class B†	23,100	181,566

		2,036,616

Computer Software — 0.1%
DynaVox, Inc., Class A†	8,000	118,720
SS&C Technologies Holdings, Inc.†	3,200	52,224

		170,944

Computers — 0.0%
Palm, Inc.†	6,400	36,480

Computers - Integrated Systems — 0.3%
3D Systems Corp.†	10,800	148,608
Adept Technology, Inc.†	23,000	105,800
Integral Systems, Inc.†	12,812	87,634
Jack Henry & Associates, Inc.	17,800	427,912
Riverbed Technology, Inc.†	4,600	122,958

		892,912

Computers - Memory Devices — 0.1%
Dot Hill Systems Corp.†	87,300	113,490
LaserCard Corp.†	29,100	142,299
Xyratex, Ltd.†	6,400	103,872

		359,661

Computers - Periphery Equipment — 0.1%
Immersion Corp.†	25,600	135,936
Synaptics, Inc.†	8,400	251,328

		387,264

Consulting Services — 0.2%
China Direct, Inc.†	72,900	98,415
Diamond Management & Technology Consultants, Inc.	38,100	378,333

		476,748

Consumer Products - Misc. — 0.1%
Alpha Pro Tech, Ltd.†	30,000	62,700
Kid Brands, Inc.†	35,000	300,650

		363,350

Cosmetics & Toiletries — 0.0%
Alberto - Culver Co.	3,900	107,328

Data Processing/Management — 0.0%
MoneyGram International, Inc.†	18,700	49,181

Decision Support Software — 0.0%
DemandTec, Inc.†#	10,300	62,933

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	18,900	330,372

Direct Marketing — 0.1%
ValueVision Media, Inc., Class A†	73,900	166,275

Distribution/Wholesale — 2.1%
Beacon Roofing Supply, Inc.†#	102,874	2,160,354
BMP Sunstone Corp.†	24,600	122,262
Chindex International, Inc.†	12,600	136,836
Ingram Micro, Inc., Class A†	100,771	1,709,076
Owens & Minor, Inc.#	52,556	1,569,848
Pool Corp.	11,511	276,149
Titan Machinery ,Inc.†	9,300	120,528

		6,095,053

Diversified Manufacturing Operations — 1.5%
Actuant Corp., Class A	26,400	533,808
Acuity Brands, Inc.#	19,100	785,583

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
AO Smith Corp.	6,400	$298,368
Colfax Corp.†#	6,200	73,966
ESCO Technologies, Inc.	7,100	185,807
Harsco Corp.	6,700	182,307
Koppers Holdings, Inc.	13,100	354,879
Leggett & Platt, Inc.	6,700	155,976
Lydall, Inc.†	14,100	113,646
Matthews International Corp., Class A	1,300	42,094
Trinity Industries, Inc.#	76,214	1,665,276

		4,391,710

Drug Delivery Systems — 0.1%
Alkermes, Inc.†	16,600	188,493
BioDelivery Sciences International, Inc.†	13,800	40,158
Penwest Pharmaceuticals Co.†	33,800	98,696

		327,347

E-Commerce/Services — 0.1%
OpenTable, Inc.†	3,900	161,187

E-Marketing/Info — 0.1%
Constant Contact, Inc.†	11,900	255,374

E-Services/Consulting — 0.8%
GSI Commerce, Inc.†#	69,482	1,956,613
Keynote Systems, Inc.	14,300	141,713
Sapient Corp.	8,700	88,305

		2,186,631

Electric Products - Misc. — 0.9%
GrafTech International, Ltd.†	136,679	2,270,238
Graham Corp.	11,100	185,259

		2,455,497

Electric - Integrated — 0.6%
Black Hills Corp.#	600	17,214
Central Vermont Public Service Corp.	5,200	104,416
Cleco Corp.	4,000	105,880
El Paso Electric Co.†	12,600	249,732
NorthWestern Corp.	3,600	94,824
NV Energy, Inc.	18,200	214,578
OGE Energy Corp.	9,800	357,112
PNM Resources, Inc.	22,400	276,416
The Empire District Electric Co.#	6,500	118,560
Unisource Energy Corp.	8,300	256,304

		1,795,036

Electronic Components - Misc. — 0.7%
OSI Systems, Inc.†	76,771	2,016,774

Electronic Components - Semiconductors — 1.2%
Advanced Analogic Technologies, Inc.†	12,700	43,942
AuthenTec, Inc.†	79,200	229,680
Ceva, Inc.†	14,200	165,004
Diodes, Inc.†	7,050	139,308
Ikanos Communications, Inc.†	43,700	92,207
Microtune, Inc.†	51,100	120,596
Mindspeed Technologies, Inc.†	2,902	24,580
National Semiconductor Corp.	6,400	89,920
ON Semiconductor Corp.†	2,600	19,006
PMC - Sierra, Inc.†	12,700	102,870
Rubicon Technology, Inc.†#	3,500	95,130
Semtech Corp.†#	119,919	2,111,774
Silicon Laboratories, Inc.†#	4,100	186,263
Zarlink Semiconductor, Inc.†#	9,500	16,188

		3,436,468

Security Description	Shares	Value (Note 2)

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	73,100	$489,770
Magma Design Automation, Inc.†	45,900	141,831

		631,601

Electronic Measurement Instruments — 0.3%
CyberOptics Corp.†	18,900	189,756
LeCroy Corp.†	26,600	133,000
Measurement Specialties, Inc.†	8,200	122,918
National Instruments Corp.	5,800	186,702
Orbotech, Ltd.†	15,700	177,096

		809,472

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	3,300	231,231
Vicon Industries, Inc.†	21,026	88,309

		319,540

Energy - Alternate Sources — 0.2%
BioFuel Energy Corp.†	41,700	85,485
FuelCell Energy, Inc.†	49,000	105,350
GT Solar International, Inc.†#	22,900	125,034
Ocean Power Technologies, Inc.†	17,900	104,357
Pacific Ethanol, Inc.†	58,500	46,215

		466,441

Engineering/R&D Services — 0.1%
VSE Corp.	4,700	180,057

Enterprise Software/Service — 2.5%
American Software, Inc., Class A	21,500	124,485
Ariba, Inc.†#	212,595	3,199,555
Concur Technologies, Inc.†	1,600	67,680
Madison Square Garden, Inc.†	4,800	101,136
MedAssets, Inc.†	10,200	231,438
Omnicell, Inc.†#	107,123	1,403,311
Open Text Corp.†#	45,354	1,932,080
Opnet Technologies, Inc.	3,200	51,296
PROS Holdings, Inc.†#	8,700	57,507
Taleo Corp., Class A†	2,600	65,130

		7,233,618

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	12,300	336,528

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	2,100	76,146

Finance - Investment Banker/Broker — 0.9%
Diamond Hill Investment Group, Inc.	1,700	112,149
Gleacher & Co., Inc.†	20,600	81,164
KBW, Inc.†	70,159	1,760,289
Penson Worldwide, Inc.†#	15,600	105,456
Piper Jaffray Cos., Inc.†#	6,500	215,215
Rodman & Renshaw Capital Group, Inc.†	25,700	92,263
Sanders Morris Harris Group, Inc.	13,906	74,258

		2,440,794

Finance - Leasing Companies — 0.1%
California First National Bancorp	11,900	150,892

Finance - Mortgage Loan/Banker — 0.1%
Federal Agricultural Mtg. Corp., Class C	9,600	153,312

Finance - Other Services — 0.1%
Asset Acceptance Capital Corp.†	20,500	121,155
MarketAxess Holdings, Inc.	6,900	101,844

		222,999

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	16,800	$282,240
MGIC Investment Corp.†	13,900	130,104
Radian Group, Inc.	26,200	269,336

		681,680

Fisheries — 0.0%
China Marine Food Group, Ltd.†	17,700	104,961

Food - Baking — 0.6%
Flowers Foods, Inc.#	69,830	1,725,499

Food - Canned — 0.7%
Seneca Foods Corp., Class A†	1,100	32,406
Seneca Foods Corp., Class B†#	800	23,528
Treehouse Foods, Inc.†#	45,073	2,077,865

		2,133,799

Food - Misc. — 0.1%
John B. Sanfilippo & Son, Inc.†	12,100	176,660
Senomyx, Inc.†	41,042	160,885

		337,545

Footwear & Related Apparel — 0.1%
Heelys, Inc.†	56,600	155,084
R.G. Barry Corp.	17,000	184,960

		340,044

Gas - Distribution — 1.1%
Delta Natural Gas Co., Inc.	3,800	111,150
Energen Corp.	27,784	1,229,998
Southwest Gas Corp.	14,800	438,376
UGI Corp.	55,160	1,441,882

		3,221,406

Gold Mining — 0.1%
Capital Gold Corp.†	11,700	41,418
Franco - Nevada Corp.	12,000	346,636

		388,054

Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.	11,300	70,625
Sharps Compliance Corp.†	12,300	68,880

		139,505

Health Care Cost Containment — 0.0%
Transcend Services, Inc.†	4,500	58,590

Heart Monitors — 0.1%
Arrhythmia Research Technology, Inc.	13,800	77,694
HeartWare International, Inc.†	1,500	88,725

		166,419

Home Furnishings — 1.0%
American Woodmark Corp.	9,700	238,329
Ethan Allen Interiors, Inc.	107,638	2,174,288
Select Comfort Corp.†	24,100	270,402
Tempur - Pedic International, Inc.†	3,900	129,480

		2,812,499

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	11,000	292,490
Red Lion Hotels Corp.†	23,700	156,183

		448,673

Human Resources — 0.2%
Barrett Business Services, Inc.	13,000	180,830
Kforce, Inc.†	20,600	278,512

Security Description	Shares	Value (Note 2)

Human Resources (continued)
Monster Worldwide, Inc.†#	2,500	$36,975
Resources Connection, Inc.†	12,100	195,294

		691,611

Independent Power Producers — 0.2%
Mirant Corp.†	16,300	202,446
RRI Energy, Inc.†	52,400	231,608
Synthesis Energy Systems, Inc.†#	4,300	5,418

		439,472

Industrial Audio & Video Products — 0.1%
Iteris, Inc.†	36,500	57,305
SRS Labs, Inc.†	14,700	133,476

		190,781

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.†	7,700	132,286

Instruments - Controls — 0.1%
Watts Water Technologies, Inc., Class A	1,200	38,880
Woodward Governor Co.	6,100	175,070

		213,950

Instruments - Scientific — 0.8%
Dionex Corp.†#	23,752	1,870,470
FEI Co.†	19,400	401,580

		2,272,050

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.#	62,694	1,547,915

Insurance - Property/Casualty — 2.0%
First Mercury Financial Corp.	9,800	120,148
FPIC Insurance Group, Inc.†#	64,384	1,757,039
Hallmark Financial Services, Inc.†	13,000	132,210
HCC Insurance Holdings, Inc.	13,400	335,938
Infinity Property & Casualty Corp.	12,600	589,680
Markel Corp.†	1,300	449,215
Mercer Insurance Group, Inc.	9,700	165,676
RLI Corp.#	1,800	99,216
SeaBright Insurance Holdings, Inc.#	7,600	78,356
Selective Insurance Group, Inc.	22,900	357,240
The Hanover Insurance Group, Inc.	32,813	1,427,366
Universal Insurance Holdings, Inc.	28,300	133,859

		5,645,943

Internet Application Software — 0.4%
eResearchTechnology, Inc.†#	120,535	957,048
Vocus, Inc.†#	15,300	239,598

		1,196,646

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	10,600	95,930

Internet Content - Entertainment — 0.0%
Alloy, Inc.†	13,544	102,460

Internet Content - Information/News — 0.1%
ADAM, Inc.†	36,200	130,320
TheStreet.com, Inc.	23,900	74,568

		204,888

Internet Infrastructure Software — 0.7%
TIBCO Software, Inc.†#	185,674	2,118,540

Internet Security — 0.2%
Blue Coat Systems, Inc.†#	10,100	216,847

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Security (continued)
Sourcefire, Inc.†#	9,700	$200,208
Zix Corp.†	83,100	195,285

		612,340

Investment Companies — 0.1%
Arlington Asset Investment Corp.	6,300	119,700
NGP Capital Resources Co.	13,000	94,770
TICC Capital Corp.	19,700	162,131

		376,601

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†#	25,442	1,822,919
Cohen & Steers, Inc.#	11,200	271,040
Financial Engines, Inc.†	9,700	147,828
GAMCO Investors, Inc., Class A#	8,514	337,410
Highlands Acquisition Corp.†(4)	11,700	0
Pzena Investment Management, Inc., Class A	3,700	25,937
Waddell & Reed Financial, Inc., Class A	8,300	222,523

		2,827,657

Lasers - System/Components — 1.1%
Cymer, Inc.†#	57,878	1,751,967
Newport Corp.†	9,700	100,686
Rofin - Sinar Technologies, Inc.†#	50,154	1,197,176

		3,049,829

Leisure Products — 0.3%
Brunswick Corp.#	47,700	833,319

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	5,100	110,976

Machinery - Electrical — 0.9%
Baldor Electric Co.#	68,137	2,448,162

Machinery - General Industrial — 2.1%
Applied Industrial Technologies, Inc.#	6,400	176,512
DXP Enterprises, Inc.†	9,100	142,051
Gardner Denver, Inc.	53,783	2,449,278
IDEX Corp.	69,571	2,124,698
Kadant, Inc.†	7,300	142,569
Middleby Corp.†	6,000	337,860
Tennant Co.	11,000	368,390
Wabtec Corp.#	3,800	164,730

		5,906,088

Machinery - Material Handling — 0.1%
Cascade Corp.	4,300	143,104

Machinery - Pumps — 0.1%
Graco, Inc.#	9,300	294,717

Medical Imaging Systems — 0.0%
Vital Images, Inc.†	9,000	123,480

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.#	6,000	258,060

Medical Instruments — 1.3%
AGA Medical Holdings, Inc.†#	6,600	92,796
AngioDynamics, Inc.†	5,300	78,281
Bovie Medical Corp.†	24,490	89,388
CryoLife, Inc.†	17,000	88,060
Edwards Lifesciences Corp.†	3,600	181,908
Endologix, Inc.†	5,805	26,355
ev3, Inc.†	131,450	2,487,034
Integra LifeSciences Holdings Corp.†	3,200	126,080
Micrus Endovascular Corp.†#	6,200	107,136
Stereotaxis, Inc.†#	11,800	43,896

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Synergetics USA, Inc.†	31,361	$85,302
Vascular Solutions, Inc.†	29,900	331,591

		3,737,827

Medical Products — 1.8%
Cantel Medical Corp.	14,200	243,388
Cardica, Inc.†	66,500	109,725
Henry Schein, Inc.†#	700	39,487
Invacare Corp.#	70,952	1,695,043
Orthovita, Inc.†	38,700	120,163
PSS World Medical, Inc.†#	4,000	91,640
Span - America Medical Systems, Inc.	12,500	207,875
Synovis Life Technologies, Inc.†	8,400	122,472
The Cooper Cos., Inc.#	61,288	2,259,076
TomoTherapy, Inc.†#	11,300	35,595
Wright Medical Group, Inc.†#	13,000	213,590

		5,138,054

Medical Sterilization Products — 0.1%
STERIS Corp.	9,700	308,751

Medical - Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	7,100	355,213
AMAG Pharmaceuticals, Inc.†	3,900	124,176
Anadys Pharmaceuticals, Inc.†	49,400	117,078
Arqule, Inc.†	30,600	186,966
Biosante Pharmaceuticals, Inc.†	68,800	135,536
Celldex Therapeutics, Inc.†	5,500	36,905
Cubist Pharmaceuticals, Inc.†	11,900	255,850
Curis, Inc.†	53,900	169,785
Exelixis, Inc.†#	15,400	79,772
GTx, Inc.†	37,700	76,531
Harvard Bioscience, Inc.†	42,400	154,760
Incyte Corp., Ltd.†	38,100	491,109
Inovio Biomedical Corp.†	81,600	94,656
InterMune, Inc.†	47,687	431,090
Oncothyreon, Inc.†	21,500	75,035
Regeneron Pharmaceuticals, Inc.†	13,100	374,267
Seattle Genetics, Inc.†#	7,300	96,579
StemCells, Inc.†	110,100	112,302
SuperGen, Inc.†	59,400	143,154
The Medicines Co.†	12,200	102,541
Vertex Pharmaceuticals, Inc.†	7,411	256,347
Vical, Inc.†	48,985	163,120

		4,032,772

Medical - Drugs — 2.4%
Adolor Corp.†	22,400	36,288
Biovail Corp.	118,083	1,772,426
Cephalon, Inc.†#	1,900	111,834
CombinatoRx, Inc.†	101,600	154,432
Cumberland Pharmaceuticals, Inc.†	12,800	89,088
Cytori Therapeutics, Inc.†	34,000	158,100
Idenix Pharmaceuticals, Inc.†#	16,800	65,688
Pharmasset, Inc.†#	7,000	206,220
Santarus, Inc.†	54,371	157,132
SciClone Pharmaceuticals, Inc.†	33,600	116,592
ViroPharma, Inc.†#	153,268	1,865,272
Vivus, Inc.†#	163,466	2,069,479
XenoPort, Inc.†	7,800	77,454

		6,880,005

Medical - HMO — 0.4%
AMERIGROUP Corp.†	16,200	581,904
Centene Corp.†	20,300	463,246

		1,045,150

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Hospitals — 1.3%
Health Management Associates, Inc., Class A†	43,200	$401,760
LifePoint Hospitals, Inc.†	16,300	578,487
MedCath Corp.†	12,900	117,777
Universal Health Services, Inc., Class B	61,971	2,626,331

		3,724,355

Medical - Nursing Homes — 0.0%
Skilled Healthcare Group, Inc. Class A†#	6,600	54,318

Medical - Outpatient/Home Medical — 0.6%
Gentiva Health Services, Inc.†	62,129	1,716,624

Metal Processors & Fabrication — 0.3%
Hawk Corp., Class A†	6,700	153,363
Haynes International, Inc.	7,900	250,825
RBC Bearings, Inc.†	12,300	344,400
Sun Hydraulics Corp.#	6,200	161,448

		910,036

Mining — 0.0%
Lihir Gold, Ltd.	25,256	84,747
Vista Gold Corp.†	24,300	46,170

		130,917

Miscellaneous Manufacturing — 0.7%
Aptargroup, Inc.	42,384	1,689,426
John Bean Technologies Corp.	10,800	185,652
Spire Corp.†	19,300	67,743

		1,942,821

Multimedia — 0.4%
FactSet Research Systems, Inc.	9,800	666,890
Media General, Inc., Class A†	13,200	168,564
Meredith Corp.#	12,800	429,952

		1,265,406

Networking Products — 0.3%
Acme Packet, Inc.†	3,200	93,792
Anixter International, Inc.†#	11,218	532,855
Hypercom Corp.†	31,500	152,775
Ixia†	13,200	132,000
Meru Networks, Inc.†	3,200	41,920

		953,342

Non - Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.†	58,309	2,053,060

Office Furnishings - Original — 0.0%
Knoll, Inc.	9,000	133,110

Office Supplies & Forms — 0.0%
The Standard Register Co.	18,500	73,815

Oil Companies - Exploration & Production — 3.5%
Approach Resource, Inc.†	16,300	116,871
Arena Resources, Inc.†	60,544	1,990,687
Barnwell Industries, Inc.†	13,200	47,520
Bill Barrett Corp.†#	18,100	589,336
Callon Petroleum Co.†	44,000	250,800
CAMAC Energy, Inc.†	28,200	126,900
Comstock Resources, Inc.†#	37,719	1,125,535
Concho Resources, Inc.†	15,300	796,365
Crimson Exploration, Inc.†	33,200	91,632
Evolution Petroleum Corp.†	26,100	147,465
FieldPoint Petroleum Corp.†	86,200	199,122
Forest Oil Corp.†#	78,532	2,092,092
FX Energy, Inc.†	29,800	107,280
GeoMet, Inc.†#	26,800	33,768

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Mariner Energy, Inc.†	27,131	$580,061
Penn Virginia Corp.#	77,915	1,705,559
Warren Resources, Inc.†	45,500	137,410

		10,138,403

Oil Field Machinery & Equipment — 1.5%
Bolt Technology Corp.†	12,800	111,488
Complete Production Services, Inc.†	164,808	2,144,152
Dresser - Rand Group, Inc.†	57,225	1,821,472
Gulf Island Fabrication, Inc.	10,300	188,181

		4,265,293

Oil Refining & Marketing — 0.0%
Holly Corp.#	4,600	119,140

Oil - Field Services — 0.7%
Key Energy Services, Inc.†	12,700	121,412
Oceaneering International, Inc.†	31,490	1,457,042
SEACOR Holdings, Inc.†	7,200	525,456
Union Drilling, Inc.†#	6,500	35,360

		2,139,270

Paper & Related Products — 0.1%
KapStone Paper and Packaging Corp.†	14,700	162,435

Patient Monitoring Equipment — 0.1%
CardioNet ,Inc.†	15,500	119,660
Masimo Corp.#	1,000	22,140

		141,800

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	6,200	237,398
SXC Health Solutions Corp.†	1,600	117,696

		355,094

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions, Inc.†	2,900	93,902

Physicians Practice Management — 0.0%
Healthways, Inc.†	5,700	80,826

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	9,700	119,892
Power - One, Inc.†	37,500	292,875

		412,767

Printing - Commercial — 0.2%
Consolidated Graphics, Inc.†	7,400	339,956
Multi - Color Corp.	11,250	130,275

		470,231

Publishing - Books — 0.1%
Scholastic Corp.	14,115	369,107

Publishing - Newspapers — 0.1%
AH Belo Corp.†	11,721	82,047
Lee Enterprises, Inc.†	30,300	103,020

		185,067

Publishing - Periodicals — 0.1%
Primedia, Inc.	38,500	142,835

Quarrying — 0.9%
Compass Minerals International, Inc.#	32,673	2,478,574

Radio — 0.1%
Cumulus Media, Inc., Class A†	48,400	198,440
Radio One, Inc., Class D†	39,000	161,850

		360,290

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities, Inc.#	23,563	$1,545,261
CBL & Associates Properties, Inc.	32,200	460,138
Chesapeake Lodging Trust†#	1,900	33,706
Cousins Properties, Inc.	22,180	171,008
DiamondRock Hospitality Co.†	49,708	454,331
Digital Realty Trust, Inc.#	34,700	1,974,777
EastGroup Properties, Inc.	12,000	443,760
Equity One, Inc.	16,700	286,739
Essex Property Trust, Inc.	1,600	168,368
Kilroy Realty Corp.	5,700	187,530
LaSalle Hotel Properties	110,940	2,496,150
Parkway Properties, Inc.	10,500	176,925
Pebblebrook Hotel Trust†	5,300	108,756
Senior Housing Properties Trust	66,433	1,384,464
SL Green Realty Corp.	11,400	710,106
Universal Health Realty Income Trust	38,294	1,247,236

		11,849,255

Real Estate Management/Services — 0.1%
Colony Financial, Inc.	6,900	125,511
Grubb & Ellis Co.†	56,800	82,360
ZipRealty, Inc.†	17,100	54,036

		261,907

Real Estate Operations & Development — 0.1%
Consolidated - Tomoka Land Co.	3,100	92,225
Starwood Property Trust, Inc.	10,700	195,061
Stratus Properties, Inc.†	7,600	77,140

		364,426

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	85,617
H&E Equipment Services, Inc.†#	25,000	249,750

		335,367

Retail - Apparel/Shoe — 2.8%
American Eagle Outfitters, Inc.	12,200	159,820
AnnTaylor Stores Corp.†	29,550	639,758
Christopher & Banks Corp.	13,200	120,912
Express, Inc.†	12,400	177,320
Genesco, Inc.†	62,974	1,959,751
Gymboree Corp.†	1,700	75,786
Hot Topic, Inc.#	28,300	157,348
J Crew Group, Inc.†#	45,591	2,080,773
Phillips - Van Heusen Corp.	50,348	2,755,546

		8,127,014

Retail - Appliances — 0.0%
Hhgregg, Inc.†#	2,100	63,021

Retail - Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	4,900	13,622

Retail - Automobile — 0.6%
Group 1 Automotive, Inc.†#	4,700	133,668
Penske Auto Group, Inc.†#	113,944	1,488,109

		1,621,777

Retail - Bookstores — 0.0%
Books - A - Million, Inc.	8,776	61,871

Retail - Convenience Store — 0.1%
The Pantry, Inc.†	10,100	154,429

Retail - Discount — 0.8%
Citi Trends, Inc.†#	54,359	1,852,555
HSN, Inc.†	11,700	315,315

		2,167,870

Security Description	Shares	Value (Note 2)

Retail - Home Furnishings — 0.1%
Kirkland’s, Inc.†	9,000	$193,680

Retail - Jewelry — 0.1%
Tiffany & Co.	4,800	218,064

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	30,700	310,070

Retail - Restaurants — 3.8%
BJ’s Restaurants, Inc.†#	10,600	245,814
Brinker International, Inc.	123,975	2,204,275
Caribou Coffee Co., Inc.†	21,600	217,080
DineEquity, Inc.†#	49,401	1,668,272
Famous Dave’s of America, Inc.†	16,700	142,284
Jack in the Box, Inc.†	7,100	159,324
Jamba, Inc.†	2,600	6,188
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,600	109,998
Panera Bread Co., Class A†#	6,200	501,146
Papa John’s International, Inc.†#	49,381	1,226,130
PF Chang’s China Bistro, Inc.#	7,500	326,025
Red Robin Gourmet Burgers, Inc.†#	4,600	94,806
Sonic Corp.†#	147,016	1,551,019
Texas Roadhouse, Inc., Class A†#	148,380	2,166,348
The Cheesecake Factory, Inc.†#	15,400	392,700

		11,011,409

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†	12,100	311,817
Zumiez, Inc.†	17,800	304,736

		616,553

Savings & Loans/Thrifts — 0.5%
Clifton Savings Bancorp, Inc.	14,000	123,200
Louisiana Bancorp, Inc.†	6,700	97,619
NewAlliance Bancshares, Inc.	18,500	217,745
OceanFirst Financial Corp.	11,600	141,868
Pacific Premier Bancorp, Inc.†	12,600	59,850
Pulaski Financial Corp.	16,500	110,550
Rome Bancorp, Inc.	19,500	176,280
Teche Holding Co.	1,600	50,528
United Community Financial Corp.†	92,900	164,433
United Financial Bancorp, Inc.	20,087	272,380
WSFS Financial Corp.	1,900	76,627

		1,491,080

Schools — 0.0%
American Public Education, Inc.†#	1,000	40,890

Seismic Data Collection — 0.0%
ION Geophysical Corp.†#	18,600	100,998

Semiconductor Components - Integrated Circuits — 0.0%
Emulex Corp.†	8,000	83,840
MaxLinear, Inc.†	900	14,382

		98,222

Semiconductor Equipment — 0.9%
ATMI, Inc.†	18,245	295,569
Mattson Technology, Inc.†	34,500	145,935
MKS Instruments, Inc.†#	89,775	1,782,932
Photronics, Inc.†	10,500	53,130
Rudolph Technologies, Inc.†	20,100	178,488

		2,456,054

Steel Pipe & Tube — 0.8%
Valmont Industries, Inc.#	29,224	2,315,125

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel - Producers — 0.1%
AK Steel Holding Corp.	18,000	$269,280
General Steel Holdings, Inc.†	34,704	95,436

		364,716

Telecom Equipment - Fiber Optics — 1.0%
Finisar Corp.†#	6,374	96,885
JDS Uniphase Corp.†	217,779	2,504,459
KVH Industries, Inc.†	14,357	187,215

		2,788,559

Telecom Services — 0.6%
Knology, Inc.†	16,800	200,928
NeuStar, Inc., Class A†	6,000	128,340
NTELOS Holdings Corp.	40,285	723,116
Premiere Global Services, Inc.†	21,900	174,762
tw telecom, Inc.†	20,400	356,796

		1,583,942

Telecommunication Equipment — 1.5%
ADTRAN, Inc.#	12,200	334,646
Communications Systems, Inc.	11,400	124,830
Comtech Telecommunications Corp.†#	42,877	1,235,286
Network Equipment Technologies, Inc.†	26,700	120,417
Preformed Line Products Co.	2,900	90,828
Sonus Networks, Inc.†#	19,500	50,700
Tellabs, Inc.	259,939	2,339,451

		4,296,158

Telephone - Integrated — 1.2%
Alaska Communications Systems Group, Inc.#	167,867	1,388,260
Cincinnati Bell, Inc.†#	531,111	1,688,933
HickoryTech Corp.	17,700	123,900
SureWest Communications†	17,700	108,501

		3,309,594

Textile - Apparel — 0.1%
Unifi, Inc.†	36,000	142,200

Textile - Products — 0.1%
Culp, Inc.†	17,800	233,180

Therapeutics — 0.2%
AVANIR Pharmaceuticals Inc., Class A†	59,900	143,161
AVI BioPharma, Inc.†	90,900	129,987
BioMarin Pharmaceutical, Inc.†#	7,400	144,448
Cyclacel Pharmaceuticals, Inc.†	51,600	111,456
Onyx Pharmaceuticals, Inc.†	2,800	62,412
Theravance, Inc.†	3,800	48,298

		639,762

Transactional Software — 0.1%
Bottomline Technologies, Inc.†	9,700	158,886

Transport - Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	20,100	287,631
Willis Lease Finance Corp.†	6,900	75,900

		363,531

Transport - Marine — 0.1%
Cai International, Inc.†	9,900	140,382

Transport - Rail — 0.1%
RailAmerica, Inc.†	14,200	158,614

Transport - Services — 0.7%
Dynamex, Inc.†	6,400	98,432
UTi Worldwide, Inc.	140,035	2,023,506

		2,121,938

Security Description	Shares	Value (Note 2)

Transport - Truck — 1.8%
Celadon Group, Inc.†	13,600	$185,232
Heartland Express, Inc.	1,465	22,773
Knight Transportation, Inc.#	33,275	661,507
Landstar System, Inc.	52,693	2,209,944
Old Dominion Freight Line, Inc.†	55,204	1,967,471
P.A.M. Transportation Services, Inc.†	8,100	121,905
USA Truck, Inc.†	7,900	118,816

		5,287,648

Travel Services — 0.0%
Universal Travel Group†	14,100	117,876

Vitamins & Nutrition Products — 0.1%
Omega Protein Corp.†	23,100	102,333
Tiens Biotech Group USA, Inc.†	43,100	81,028

		183,361

Water — 0.2%
Artesian Resources Corp. Class A	7,400	132,534
Cascal NV#	85,024	556,907

		689,441

Web Portals/ISP — 0.1%
Local.com Corp.†	34,400	256,968

Wire & Cable Products — 0.8%
Belden, Inc.	75,552	1,956,797
General Cable Corp.†	8,300	258,628

		2,215,425

Wireless Equipment — 0.3%
Aruba Networks, Inc.†#	5,600	75,040
EMS Technologies, Inc.†	8,400	130,536
Globecomm Systems, Inc.†	14,300	114,972
SBA Communications Corp., Class A†#	4,800	158,544
Telestone Technologies Corp.†	8,400	85,512
Tessco Technologies, Inc.	16,050	300,777

		865,381

Total Common Stock
(cost $259,718,625)		281,212,968

CONVERTIBLE PREFERRED STOCK — 0.0%
Electric - Distribution — 0.0%
Silver Spring Networks, Series E 8%(1)(3)(4) (cost $113,000)	11,300	82,490

PREFERRED STOCK — 0.2%
Banks - Commercial — 0.1%
Synovus Financial Corp. 8.25%	8,100	219,510

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd. 8.50%	3,300	234,300

Total Preferred Stock
(cost $373,100)		453,810

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/15 (cost $76,000)	76,000	115,111

Total Long-Term Investment Securities
(cost $260,280,725)		281,864,379

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 19.9%
Collective Investment Pool — 18.6%
Securities Lending Quality Trust(5)	53,649,707	$53,445,163

Registered Investment Companies — 0.4%
T. Rowe Price Reserve Investment Fund	1,026,414	1,026,414

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$2,553,000	2,553,000

Total Short-Term Investment Securities
(cost $57,229,121)		57,024,577

TOTAL INVESTMENTS
(cost $317,509,846)(6)	118.2%	338,888,956
Liabilities in excess of other assets	(18.2)	(52,100,927)

NET ASSETS —	100.0%	$286,788,029

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Silver Spring Networks, Inc. Series E (Preferred Stock)	12/11/09	11,300	$113,000	$82,490	$7.30	0.03%

(2)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $82,490 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.
(5)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(6)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$21,504,605	$—	$—	$21,504,605
Other Industries*	259,708,363	—	0	259,708,363
Convertible Preferred Stock	—	—	82,490	82,490
Preferred Stock	453,810	—	—	453,810
Convertible Bonds & Notes	—	115,111	—	115,111
Short-Term Investment Securities:
Collective Investment Pool	—	53,445,163	—	53,445,163
Registered Investment Companies	—	1,026,414	—	1,026,414
Time Deposits	—	2,553,000	—	2,553,000

Total	$281,666,778	$57,139,688	$82,490	$338,888,956

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2009	$1,394	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	501	—
Change in unrealized appreciation (depreciation)	827	(30,510)
Net purchases (sales)	(2,722)	113,000
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/2010	$0	$82,490

See Notes to Financial Statement

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	15.8%
Real Estate Investment Trusts	6.7
Banks — Commercial	6.3
Medical — Biomedical/Gene	2.5
Retail — Apparel/Shoe	2.1
Oil Companies — Exploration & Production	1.9
Repurchase Agreements	1.9
Electronic Components — Semiconductors	1.6
Electric — Integrated	1.6
Enterprise Software/Service	1.5
Retail — Restaurants	1.5
Medical — Drugs	1.4
Medical Instruments	1.4
Medical Products	1.3
Insurance — Property/Casualty	1.2
Diversified Manufacturing Operations	1.2
Distribution/Wholesale	1.2
Chemicals — Specialty	1.2
Gas — Distribution	1.2
Finance — Investment Banker/Broker	1.1
Savings & Loans/Thrifts	1.1
Airlines	1.1
Investment Companies	1.1
Networking Products	1.0
Commercial Services	1.0
Consulting Services	0.9
Telecommunication Equipment	0.9
Aerospace/Defense — Equipment	0.9
Footwear & Related Apparel	0.8
Semiconductor Equipment	0.8
Food — Misc.	0.8
Human Resources	0.8
Apparel Manufacturers	0.8
Commercial Services — Finance	0.8
Computer Services	0.8
Computers — Integrated Systems	0.7
Medical — HMO	0.7
Auto/Truck Parts & Equipment — Original	0.7
Metal Processors & Fabrication	0.7
Therapeutics	0.7
Semiconductor Components — Integrated Circuits	0.7
Transport — Truck	0.7
Oil — Field Services	0.7
Paper & Related Products	0.6
Financial Guarantee Insurance	0.6
Rental Auto/Equipment	0.6
Consumer Products — Misc.	0.6
Chemicals — Diversified	0.6
Insurance — Reinsurance	0.6
Telecom Services	0.6
Data Processing/Management	0.6
Machinery — General Industrial	0.6
Transactional Software	0.5
Electronic Components — Misc.	0.5
Schools	0.5
Transport — Marine	0.5
Wireless Equipment	0.5
Building & Construction Products — Misc.	0.5
Insurance — Life/Health	0.5
Home Furnishings	0.5
Machinery — Electrical	0.5
Internet Application Software	0.5
Medical — Outpatient/Home Medical	0.5
Physical Therapy/Rehabilitation Centers	0.5
Aerospace/Defense	0.5
Applications Software	0.5
Medical Information Systems	0.4
Office Furnishings — Original	0.4
Industrial Automated/Robotic	0.4

Oil Field Machinery & Equipment	0.4
E-Commerce/Products	0.4
Lasers — System/Components	0.4
Water	0.4
Oil & Gas Drilling	0.3
Electric Products — Misc.	0.3
Finance — Consumer Loans	0.3
E-Services/Consulting	0.3
Internet Infrastructure Software	0.3
E-Marketing/Info	0.3
Transport — Services	0.3
Engineering/R&D Services	0.3
Food — Wholesale/Distribution	0.3
Building — Residential/Commercial	0.3
Identification Systems	0.3
Food — Retail	0.3
Retail — Discount	0.3
Diagnostic Equipment	0.3
Instruments — Controls	0.3
Medical — Nursing Homes	0.3
U.S. Government Treasuries	0.3
Casino Services	0.3
Coal	0.3
Real Estate Operations & Development	0.3
Printing — Commercial	0.3
Containers — Paper/Plastic	0.3
Investment Management/Advisor Services	0.3
Filtration/Separation Products	0.3
Power Converter/Supply Equipment	0.2
Drug Delivery Systems	0.2
Hotels/Motels	0.2
Retail — Gardening Products	0.2
Retail — Pawn Shops	0.2
Advanced Materials	0.2
Instruments — Scientific	0.2
Internet Security	0.2
Diversified Operations/Commercial Services	0.2
Broadcast Services/Program	0.2
Medical — Generic Drugs	0.2
Retail — Automobile	0.2
Retail — Convenience Store	0.2
Computers — Memory Devices	0.2
Building — Heavy Construction	0.2
Retail — Regional Department Stores	0.2
Hazardous Waste Disposal	0.2
Telephone — Integrated	0.2
Auction Houses/Art Dealers	0.2
Chemicals — Plastics	0.2
Retail — Sporting Goods	0.2
Computers — Periphery Equipment	0.2
Patient Monitoring Equipment	0.2
Web Hosting/Design	0.2
Wire & Cable Products	0.2
Tobacco	0.2
Pharmacy Services	0.2
Audio/Video Products	0.2
Building & Construction — Misc.	0.2
Electronic Measurement Instruments	0.2
Intimate Apparel	0.2
Building — Maintance & Services	0.2
Computer Aided Design	0.2
Energy — Alternate Sources	0.2
Transport — Equipment & Leasing	0.2
Computer Software	0.2
Food — Canned	0.2
Medical Sterilization Products	0.2
Circuit Boards	0.2
E-Commerce/Services	0.2
Recreational Vehicles	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Non — Ferrous Metals	0.2%
Telecom Equipment — Fiber Optics	0.2
Satellite Telecom	0.2
Leisure Products	0.2
Containers — Metal/Glass	0.2
Research & Development	0.2
Educational Software	0.2
Retail — Perfume & Cosmetics	0.2
Transport — Rail	0.2
Miscellaneous Manufacturing	0.2
Recreational Centers	0.2
Retail — Petroleum Products	0.2
Photo Equipment & Supplies	0.2
Alternative Waste Technology	0.1
Retail — Home Furnishings	0.1
Dental Supplies & Equipment	0.1
Precious Metals	0.1
Theaters	0.1
Multilevel Direct Selling	0.1
Transport — Air Freight	0.1
Insurance — Multi-line	0.1
Entertainment Software	0.1
Private Corrections	0.1
Internet Connectivity Services	0.1
Environmental Consulting & Engineering	0.1
Resorts/Theme Parks	0.1
Retail — Office Supplies	0.1
Cellular Telecom	0.1
Superconductor Product & Systems	0.1
Poultry	0.1
Metal — Diversified	0.1
Batteries/Battery Systems	0.1
Communications Software	0.1
Computers	0.1
Finance — Other Services	0.1
Diagnostic Kits	0.1
Retail — Fabric Store	0.1
Web Portals/ISP	0.1
Vitamins & Nutrition Products	0.1
Disposable Medical Products	0.1
Retail — Major Department Stores	0.1
Metal — Aluminum	0.1
Physicians Practice Management	0.1
Electronic Design Automation	0.1
Rubber — Tires	0.1
Television	0.1
Linen Supply & Related Items	0.1
Machinery — Material Handling	0.1
Mining	0.1
Retail — Hair Salons	0.1
Internet Telephone	0.1
Engines — Internal Combustion	0.1
Seismic Data Collection	0.1
Internet Content — Information/News	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Electronic Security Devices	0.1
Medical Labs & Testing Services	0.1
Gambling (Non — Hotel)	0.1
Diversified Minerals	0.1
Advertising Services	0.1
Office Supplies & Forms	0.1
Cosmetics & Toiletries	0.1
Steel Pipe & Tube	0.1
Internet Incubators	0.1
Environmental Monitoring & Detection	0.1
Building Products — Cement	0.1
Travel Services	0.1
Beverages — Non-alcoholic	0.1
Auto Repair Centers	0.1

Publishing — Books	0.1
Building Products — Air & Heating	0.1
Agricultural Operations	0.1
Retirement/Aged Care	0.1
Building — Mobile Home/Manufactured Housing	0.1
Building Products — Wood	0.1
Direct Marketing	0.1
Machinery — Pumps	0.1
Medical Imaging Systems	0.1
Multimedia	0.1
Oil Refining & Marketing	0.1
Food — Confectionery	0.1
Retail — Auto Parts	0.1
Machinery — Farming	0.1
Toys	0.1
Brewery	0.1
Protection/Safety	0.1
Storage/Warehousing	0.1
Casino Hotels	0.1
Coffee	0.1
Firearms & Ammunition	0.1
Textile — Apparel	0.1
Metal Products — Distribution	0.1
Medical Laser Systems	0.1
Golf	0.1
Platinum	0.1
Machinery — Construction & Mining	0.1
Insurance Brokers	0.1
Lighting Products & Systems	0.1
Retail — Misc./Diversified	0.1
Decision Support Software	0.1
Veterinary Diagnostics	0.1
Racetracks	0.1
Banks — Fiduciary	0.1
Marine Services	0.1
Forestry	0.1
Funeral Services & Related Items	0.1

116.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.3%
Advanced Materials — 0.2%
Ceradyne, Inc.†	20,533	$442,486
Hexcel Corp.†	76,851	1,227,311
STR Holdings, Inc.†	9,776	207,349

		1,877,146

Advertising Services — 0.1%
inVentiv Health, Inc.†	26,627	665,142
Marchex, Inc., Class B	15,680	79,498

		744,640

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	10,577	264,848
Cubic Corp.#	12,427	452,094
Esterline Technologies Corp.†	23,635	1,268,254
Herley Industries, Inc.†	10,794	153,815
National Presto Industries, Inc.#	3,814	370,873
Teledyne Technologies, Inc.†#	28,680	1,127,411

		3,637,295

Aerospace/Defense - Equipment — 0.9%
AAR Corp.†	30,805	606,858
Argon ST, Inc.†	10,753	258,610
Astronics Corp.†	7,359	124,661
Curtiss - Wright Corp.	36,001	1,192,353
Ducommun, Inc.	8,318	164,447
GenCorp, Inc.†#	40,096	208,499
HEICO Corp.#	22,984	916,832
Kaman Corp.#	20,410	499,841
LMI Aerospace, Inc.†#	6,833	118,689
Moog, Inc., Class A†	36,059	1,190,308
Orbital Sciences Corp.†#	44,911	712,738
Triumph Group, Inc.	13,269	921,001

		6,914,837

Agricultural Chemicals — 0.0%
China Green Agriculture, Inc.†#	8,412	91,102

Agricultural Operations — 0.1%
Alico, Inc.	2,833	71,958
Cadiz, Inc.†#	10,574	136,616
Griffin Land and Nurseries, Inc.	2,602	70,775
Tejon Ranch Co.†	8,608	210,896
The Andersons, Inc.	14,488	474,192

		964,437

Airlines — 1.1%
AirTran Holdings, Inc.†#	107,113	604,117
Alaska Air Group, Inc.†#	28,966	1,352,712
Allegiant Travel Co.	12,211	675,146
Hawaiian Holdings, Inc.†#	41,077	292,468
JetBlue Airways Corp.†#	201,640	1,250,168
Republic Airways Holdings, Inc.†#	27,423	160,425
Skywest, Inc.	44,292	649,542
UAL Corp.†	132,974	2,660,810
US Airways Group, Inc.†#	128,202	1,132,024

		8,777,412

Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†#	43,563	647,782
Darling International, Inc.†	65,449	523,592

		1,171,374

Apparel Manufacturers — 0.8%
American Apparel, Inc.†#	25,954	41,007
Carter’s, Inc.†	45,129	1,379,142

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Columbia Sportswear Co.	9,147	$468,143
G - III Apparel Group, Ltd.†#	11,546	331,024
Jones Apparel Group, Inc.	67,982	1,335,167
Maidenform Brands, Inc.†	15,015	347,447
Oxford Industries, Inc.#	10,006	208,525
Quiksilver, Inc.†	101,968	475,171
True Religion Apparel, Inc.†	20,172	556,949
Under Armour, Inc., Class A†#	26,365	888,237
Volcom, Inc.†#	15,018	299,759

		6,330,571

Applications Software — 0.5%
Actuate Corp.†	35,582	159,763
American Reprographics Co.†	28,949	277,621
Callidus Software, Inc†#	20,541	65,937
China TransInfo Technology Corp.†#	6,891	44,723
Deltek, Inc.†#	14,582	116,364
Ebix, Inc.†#	17,947	274,230
EPIQ Systems, Inc.†#	25,770	295,067
inContact, Inc.†#	24,152	63,278
NetSuite, Inc.†	13,281	186,996
Progress Software Corp.†	33,571	1,072,258
Quest Software, Inc.†	48,665	941,911
Unica Corp.†#	11,317	117,697

		3,615,845

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†#	20,843	259,912

Auction House/Art Dealers — 0.2%
Sotheby’s	53,324	1,733,030

Audio/Video Products — 0.2%
Audiovox Corp., Class A†	13,706	111,978
DTS, Inc.†	13,838	457,069
TiVo, Inc.†#	87,493	790,937
Universal Electronics, Inc.†	10,840	211,597

		1,571,581

Auto Repair Centers — 0.1%
Midas, Inc.†#	11,163	111,518
Monro Muffler Brake, Inc.#	13,281	523,139

		634,657

Auto - Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	55,683	247,511

Auto/Truck Parts & Equipment - Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	44,383	398,116
Amerigon, Inc.†#	17,021	150,125
ArvinMeritor, Inc.†#	75,037	1,091,038
China Automotive Systems, Inc.†#	3,437	62,313
Dana Holding Corp.†	110,876	1,204,113
Fuel Systems Solutions, Inc.†#	10,902	291,410
Miller Industries, Inc.	8,012	120,180
Modine Manufacturing Co.†#	37,254	432,892
Spartan Motors, Inc.#	25,831	123,989
Superior Industries International, Inc.#	18,406	272,409
Tenneco, Inc.†#	47,255	1,047,171
Titan International, Inc.#	28,018	296,150
Wonder Auto Technology, Inc.†#	14,300	118,833

		5,608,739

Auto/Truck Parts & Equipment - Replacement — 0.1%
ATC Technology Corp.†	15,741	294,357
Dorman Products, Inc.†#	9,034	204,530

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Exide Technologies†	39,956	$170,212
Standard Motor Products, Inc.#	14,506	121,415

		790,514

Banks - Commercial — 6.3%
1st Source Corp.	11,958	229,952
Alliance Financial Corp.	3,267	90,757
American National Bankshares, Inc.#	4,856	97,800
Ameris Bancorp	18,719	210,963
Ames National Corp.#	5,204	97,107
Arrow Financial Corp.#	7,452	189,877
Auburn National Bancorporation, Inc.#	1,868	36,986
Bancfirst Corp.#	5,199	206,348
Banco Latinoamericano de Comercio Exterior SA, Class E	21,803	281,695
Bancorp Rhode Island, Inc.	2,899	82,882
Bancorp, Inc.†	15,910	126,803
Bank Mutual Corp.#	37,318	239,582
Bank of Kentucky Financial Corp.#	2,453	39,248
Bank of Marin Bancorp	4,116	128,296
Bank of the Ozarks, Inc.#	10,366	365,816
BankFinancial Corp.#	17,074	145,641
Banner Corp.#	15,876	68,426
Bar Harbor Bankshares	2,938	78,298
Bridge Bancorp, Inc.	4,947	110,120
Bryn Mawr Bank Corp.	6,767	118,287
Camden National Corp.#	6,083	191,006
Capital City Bank Group, Inc.#	9,437	141,649
Cardinal Financial Corp.	22,531	236,575
Cass Information Systems, Inc.#	6,556	207,956
Cathay General Bancorp	62,481	688,541
Center Bancorp, Inc.	9,825	72,410
Centerstate Banks of Florida, Inc.#	14,780	171,005
Central Pacific Financial Corp.†#	24,144	58,187
Century Bancorp, Inc. Class A#	2,795	56,683
Chemical Financial Corp.#	19,437	470,764
Citizens & Northern Corp.	9,642	121,875
Citizens Holding Co.#	3,161	64,263
Citizens Republic Bancorp†	314,020	345,422
City Holding Co.#	12,707	407,768
CNB Financial Corp.	6,875	98,863
CoBiz Financial, Inc.#	23,354	154,837
Columbia Banking System, Inc.#	31,284	698,572
Community Bank System, Inc.#	26,064	595,562
Community Trust Bancorp, Inc.#	12,048	323,127
CSF Holdings, Inc.†(4)(5)	2,375	0
CVB Financial Corp.#	67,578	671,050
Eagle Bancorp, Inc.†	12,043	156,920
East West Bancorp, Inc.#	117,463	1,996,871
Enterprise Bancorp, Inc.#	4,354	48,504
Enterprise Financial Services Corp.	9,051	91,053
F.N.B. Corp.#	90,723	743,021
Farmers Capital Bank Corp.#	5,111	34,857
Financial Institutions, Inc.#	8,601	164,107
First Bancorp#	11,719	189,145
First Bancorp, Inc.#	6,932	102,039
First BanCorp. Puerto Rico†#	63,947	85,050
First Busey Corp.	38,288	179,571
First California Financial Group, Inc.†#	10,880	31,987
First Commonwealth Financial Corp.#	67,709	354,118
First Community Bancshares, Inc.#	11,766	188,962
First Financial Bancorp	46,017	731,440
First Financial Bankshares, Inc.#	16,562	831,081
First Financial Corp.#	9,397	266,405
First Financial Service Corp.#	3,214	24,394
First Merchants Corp.#	20,296	175,154

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Midwest Bancorp, Inc.#	58,678	$813,864
First of Long Island Corp.#	4,302	109,056
First South Bancorp, Inc.	6,488	88,107
FirstMerit Corp.#	85,786	1,599,051
German American Bancorp, Inc.	8,815	140,687
Glacier Bancorp, Inc.#	57,245	907,906
Great Southern Bancorp, Inc.	7,991	197,298
Guaranty Bancorp†#	41,764	62,228
Hampton Roads Bankshares, Inc.†#	14,678	28,769
Hancock Holding Co.#	22,503	860,290
Heartland Financial USA, Inc.#	10,506	187,847
Heritage Financial Corp.†#	7,308	109,401
Home Bancshares, Inc.#	15,330	361,484
IBERIABANK Corp.	21,288	1,169,350
Independent Bank Corp.#	16,647	403,190
International Bancshares Corp.	41,505	819,724
Lakeland Bancorp, Inc.#	16,284	161,863
Lakeland Financial Corp.	12,611	254,742
MainSource Financial Group, Inc.#	16,029	133,201
MB Financial, Inc.	42,152	921,021
Merchants Bancshares, Inc.#	3,804	86,997
Metro Bancorp, Inc.†	7,651	99,386
MidSouth Bancorp, Inc.	5,225	79,943
Nara BanCorp., Inc.†	26,281	200,524
National Bankshares, Inc.	5,516	136,631
National Penn Bancshares, Inc.	100,602	703,208
NBT Bancorp, Inc.	27,267	598,511
Northrim BanCorp, Inc.#	5,041	86,806
Norwood Financial Corp.#	1,491	39,512
Ohio Valley Banc Corp.#	3,171	64,340
Old National Bancorp	69,395	796,655
Old Point Financial Corp.#	1,598	20,103
Old Second Bancorp, Inc.#	8,529	35,139
OmniAmerican Bancorp, Inc.†	9,475	109,721
Oriental Financial Group, Inc.#	26,255	359,168
Orrstown Financial Services, Inc.	5,066	123,712
Pacific Capital Bancorp†#	37,162	60,202
Pacific Continental Corp.	14,642	162,380
PacWest Bancorp.#	21,213	442,079
Park National Corp.#	9,323	603,198
Peapack Gladstone Financial Corp.	6,938	92,275
Penns Woods Bancorp, Inc.	3,051	90,249
Peoples Bancorp, Inc.#	8,324	126,275
Peoples Financial Corp.#	3,012	40,090
Pinnacle Financial Partners, Inc.†#	26,214	358,345
Porter Bancorp, Inc.	2,236	31,751
Premierwest Bancorp†#	74,181	48,959
PrivateBancorp, Inc.#	42,175	558,819
Prosperity Bancshares, Inc.	36,703	1,322,776
Renasant Corp.#	16,775	240,721
Republic Bancorp, Inc., Class A	7,465	172,815
Republic First Bancorp, Inc.†#	5,708	16,953
S&T Bancorp, Inc.#	18,734	404,092
S.Y. Bancorp, Inc.#	9,111	213,562
Sandy Spring Bancorp, Inc.#	19,170	296,752
Santander Bancorp†#	3,452	38,490
SCBT Financial Corp.#	10,063	360,155
Shore Bancshares, Inc.#	6,691	85,712
Sierra Bancorp#	6,984	86,462
Signature Bank†	32,314	1,222,762
Simmons First National Corp., Class A	13,291	350,351
Smithtown Bancorp, Inc.#	11,669	31,506
Southside Bancshares, Inc.#	11,006	222,872
Southwest Bancorp, Inc.	15,431	238,563

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
State Bancorp, Inc.	13,001	$119,609
StellarOne Corp.#	18,071	248,657
Sterling Bancorp	21,287	203,717
Sterling Bancshares, Inc.#	81,644	436,795
Sterling Financial Corp.†#	41,714	35,457
Suffolk Bancorp#	7,641	240,844
Sun Bancorp, Inc.†#	10,795	51,384
Susquehanna Bancshares, Inc.#	103,168	904,783
SVB Financial Group†#	32,645	1,464,455
Texas Capital Bancshares, Inc.†#	28,351	517,973
The South Financial Group, Inc.#	171,448	46,668
Tompkins Financial Corp.#	7,227	287,779
Tower Bancorp, Inc.#	3,794	89,387
Townebank Portsmouth VA#	18,520	269,836
TriCo Bancshares#	11,081	202,671
Trustco Bank Corp. NY#	60,674	377,999
Trustmark Corp.#	50,674	1,133,577
UMB Financial Corp.	25,635	998,483
Umpqua Holdings Corp.#	91,157	1,144,932
Union First Market Bankshares Corp.#	20,641	321,587
United Bankshares, Inc.	30,398	818,314
United Community Banks, Inc.†	65,331	302,809
United Security Bancshares, Inc.#	4,791	67,457
Univest Corp. of Pennsylvania#	13,089	252,094
Washington Banking Co.	12,178	159,897
Washington Trust Bancorp, Inc.#	11,150	203,488
Webster Financial Corp.#	54,231	1,038,524
WesBanco, Inc.	18,315	344,688
West Bancorp, Inc.†#	12,399	98,944
Westamerica Bancorporation#	23,237	1,293,604
Western Alliance Bancorp†	36,497	293,801
Wilber Corp.#	4,623	30,003
Wilshire Bancorp, Inc.#	15,337	156,131
Wintrust Financial Corp.#	23,996	855,697
Yadkin Valley Financial Corp.#	12,840	56,239

		50,972,562

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.#	53,967	395,038

Batteries/Battery Systems — 0.1%
Advanced Battery Technologies, Inc.†	44,187	144,933
China BAK Battery, Inc.†#	33,051	63,789
EnerSys†#	32,118	722,655
Ultralife Corp.†#	9,612	44,215
Valence Technology, Inc.†#	39,967	37,569

		1,013,161

Beverages - Non-alcoholic — 0.1%
Coca - Cola Bottling Co.#	3,347	166,547
Heckmann Corp.†	70,642	377,228
National Beverage Corp.#	8,642	103,186

		646,961

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	7,003	462,548

Broadcast Services/Program — 0.2%
Acacia Research - Acacia Technologies†	26,883	404,589
CKX, Inc.†	46,246	245,104
Crown Media Holdings, Inc., Class A†#	8,675	15,268
DG FastChannel, Inc.†	19,676	835,640
Fisher Communications, Inc.†	4,625	67,062
World Wrestling Entertainment, Inc.	17,404	288,384

		1,856,047

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.5%
Broadwind Energy, Inc.†#	27,604	$61,005
Builders FirstSource, Inc.†	33,726	113,657
Drew Industries, Inc.†	14,616	320,675
Gibraltar Industries, Inc.†	21,483	281,857
Interline Brands, Inc.†	25,833	514,335
Louisiana - Pacific Corp.†#	99,942	849,507
NCI Building Systems, Inc.†#	14,354	165,358
Quanex Building Products Corp.	29,974	597,382
Simpson Manufacturing Co., Inc.#	30,340	886,535
Trex Co., Inc.†	12,264	278,883

		4,069,194

Building & Construction - Misc. — 0.2%
Dycom Industries, Inc.†	31,045	306,725
Insituform Technologies, Inc., Class A†#	30,914	632,500
Layne Christensen Co.†	15,484	387,255
MYR Group, Inc.†	13,715	226,160

		1,552,640

Building Products - Air & Heating — 0.1%
AAON, Inc.#	9,932	245,122
Comfort Systems USA, Inc.	30,788	339,284

		584,406

Building Products - Cement — 0.1%
Texas Industries, Inc.#	18,789	682,041

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.#	22,218	303,498

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	14,956	87,343

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	15,268	565,679

Building - Heavy Construction — 0.2%
Granite Construction, Inc.#	27,277	808,763
Orion Marine Group, Inc.†	21,302	323,790
Sterling Construction Co., Inc.†#	12,775	210,021
Tutor Perini Corp.†#	20,508	457,329

		1,799,903

Building - Maintance & Services — 0.2%
ABM Industries, Inc.#	36,585	785,480
Integrated Electrical Services, Inc.†#	4,491	22,365
Rollins, Inc.	34,905	742,080

		1,549,925

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	5,180	189,122
Skyline Corp.#	5,430	102,627
Winnebago Industries, Inc.†#	23,147	280,773

		572,522

Building - Residential/Commercial — 0.3%
Amrep Corp.†#	1,012	13,601
Beazer Homes USA, Inc.†	59,457	295,501
Brookfield Homes Corp.†	8,094	82,235
China Housing & Land Development, Inc.†#	21,873	64,525
Hovnanian Enterprises, Inc., Class A†#	41,279	255,517
M/I Homes, Inc.†	14,635	173,279
Meritage Homes Corp.†#	24,942	533,260
Ryland Group, Inc.	34,265	637,329
Standard Pacific Corp.†#	84,470	426,574

		2,481,821

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cable TV — 0.0%
Mediacom Communications Corp., Class A†	31,260	$166,616
Outdoor Channel Holdings, Inc.†#	11,576	68,877

		235,493

Cable/Satellite TV — 0.0%
LodgeNet Interactive Corp.†#	17,929	95,382

Casino Hotels — 0.1%
Ameristar Casinos, Inc.#	20,378	367,211
Monarch Casino & Resort, Inc.†#	7,110	82,334

		449,545

Casino Services — 0.3%
Bally Technologies, Inc.†	43,356	1,842,630
Shuffle Master, Inc.†	42,700	354,410

		2,197,040

Cellular Telecom — 0.1%
Syniverse Holdings, Inc.†	54,492	1,078,397

Chemicals - Diversified — 0.6%
Aceto Corp.	19,718	123,435
Innophos Holdings, Inc.	13,714	391,397
Innospec, Inc.†	18,814	234,046
Olin Corp.	62,030	1,189,115
Rockwood Holdings, Inc.†#	39,216	1,017,263
ShengdaTech, Inc.†	22,393	132,119
Solutia, Inc.†	94,754	1,435,523
Westlake Chemical Corp.	15,533	329,455

		4,852,353

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†	22,103	211,526

Chemicals - Other — 0.0%
American Vanguard Corp.#	15,559	124,005

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	22,654	503,485
Landec Corp.†	20,888	129,297
PolyOne Corp.†	73,546	734,724
Spartech Corp.†	24,329	323,819

		1,691,325

Chemicals - Specialty — 1.2%
Arch Chemicals, Inc.#	19,934	682,939
Balchem Corp.	21,893	531,781
Ferro Corp.†	68,494	617,131
H.B. Fuller Co.	38,676	824,959
Hawkins, Inc.#	6,938	186,632
Kraton Performance Polymers, Inc.†	8,901	182,470
Minerals Technologies, Inc.#	14,906	796,726
NewMarket Corp.#	8,012	824,915
OM Group, Inc.†	24,331	726,280
Omnova Solutions, Inc.†	34,893	280,191
Quaker Chemical Corp.	8,754	241,873
Sensient Technologies Corp.	38,778	1,073,763
Stepan Co.#	5,844	421,528
Symyx Technologies, Inc.†#	27,127	173,613
WR Grace & Co.†	57,443	1,472,264
Zep, Inc.	17,157	313,630

		9,350,695

Circuit Boards — 0.2%
DDi Corp.	11,407	100,382
Multi - Fineline Electronix, Inc.†	7,823	206,762
Park Electrochemical Corp.	16,296	421,740

Security Description	Shares	Value (Note 2)

Circuit Boards (continued)
TTM Technologies, Inc.†#	63,711	$737,136

		1,466,020

Coal — 0.3%
Cloud Peak Energy, Inc.†	24,350	359,406
International Coal Group, Inc.†#	94,582	409,540
James River Coal Co.†#	21,977	352,511
Patriot Coal Corp.†#	58,812	980,396
Westmoreland Coal Co.†#	8,143	84,443

		2,186,296

Coffee — 0.1%
Farmer Brothers Co.#	5,323	93,099
Peet’s Coffee & Tea, Inc.†#	9,067	352,253

		445,352

Collectibles — 0.0%
RC2 Corp.†	16,997	316,144

Commercial Services — 1.0%
Arbitron, Inc.#	21,080	642,097
CoStar Group, Inc.†#	15,821	645,022
CPI Corp.	3,992	112,055
DynCorp International, Inc., Class A†	19,693	336,947
ExlService Holdings, Inc.†	11,880	197,446
Healthcare Services Group, Inc.	32,320	649,955
HMS Holdings Corp.†	20,589	1,117,159
Live Nation Entertainment, Inc.†#	110,757	1,354,558
Mac - Gray Corp.#	9,121	108,175
Medifast, Inc.†#	10,326	323,927
National Research Corp.#	1,320	31,680
PHH Corp.†	43,297	954,699
Pre - Paid Legal Services, Inc.†#	5,395	249,896
Standard Parking Corp.†	5,956	92,378
StarTek, Inc.†#	9,480	42,660
Steiner Leisure, Ltd.†	11,593	481,110
Team, Inc.†	14,995	225,525
TeleTech Holdings, Inc.†	25,836	334,059
The Providence Service Corp.†#	8,401	137,692

		8,037,040

Commercial Services - Finance — 0.8%
Advance America Cash Advance Centers, Inc.	36,513	176,358
Cardtronics, Inc.†	10,644	137,840
CBIZ, Inc.†#	34,886	230,248
Coinstar, Inc.†#	25,248	1,354,808
Deluxe Corp.	40,684	873,485
Dollar Financial Corp.†	19,175	387,335
Euronet Worldwide, Inc.†	38,724	509,220
Global Cash Access Holdings, Inc.†	28,211	225,406
Heartland Payment Systems, Inc.#	29,820	489,943
Jackson Hewitt Tax Service, Inc.†#	22,920	43,548
Net 1 UEPS Technologies, Inc.†	24,729	354,119
QC Holdings, Inc.#	2,725	9,946
Rewards Network, Inc.#	5,087	54,431
TNS, Inc.†	20,058	385,715
Tree.com, Inc.†#	5,096	35,774
Wright Express Corp.†	30,533	958,736

		6,226,912

Communications Software — 0.1%
Digi International, Inc.†#	19,600	181,104
DivX, Inc.†	25,808	186,334
Seachange International, Inc.†	25,338	211,572
Smith Micro Software, Inc.†	24,013	236,528

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Communications Software (continued)
SolarWinds, Inc.†	10,228	$193,923

		1,009,461

Computer Aided Design — 0.2%
Parametric Technology Corp.†	92,243	1,520,165

Computer Data Security — 0.0%
Fortinet, Inc.†	9,944	162,286

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	17,247	170,228
Trident Microsystems, Inc.†#	50,093	84,657

		254,885

Computer Services — 0.8%
3PAR, Inc.†#	21,864	232,414
CACI International, Inc., Class A†	23,850	1,102,824
CIBER, Inc.†	54,695	162,991
Computer Task Group, Inc.†#	11,899	91,979
Dynamics Research Corp.†#	6,873	73,473
eLoyalty Corp.†	5,203	34,756
Furmanite Corp.†#	29,139	142,781
iGate Corp.	18,077	211,139
Insight Enterprises, Inc.†#	36,498	530,681
LivePerson, Inc.†#	35,117	226,856
Manhattan Associates, Inc.†	18,340	530,943
Ness Technologies, Inc.†	30,807	160,813
SRA International, Inc.†	33,176	715,606
SYKES Enterprises, Inc.†	30,074	519,077
Syntel, Inc.#	10,244	342,560
Tier Technologies, Inc., Class B†	12,975	101,984
Unisys Corp.†	33,656	780,819
Virtusa Corp.†	10,499	90,711

		6,052,407

Computer Software — 0.2%
Accelrys, Inc.†	21,700	149,079
Avid Technology, Inc.†#	22,454	302,680
Blackbaud, Inc.	34,883	786,612
Double - Take Software, Inc.†	13,640	141,720
Global Defense Technology & Systems, Inc.†	3,661	52,608
Phoenix Technologies, Ltd.†#	27,869	82,771

		1,515,470

Computers — 0.1%
Palm, Inc.†	131,611	750,183
PAR Technology Corp.†#	6,469	43,795
Silicon Graphics International Corp.†#	23,780	194,045

		988,023

Computers - Integrated Systems — 0.7%
3D Systems Corp.†	14,093	193,920
Agilysys, Inc.	12,146	81,864
Cray, Inc.†	27,220	129,567
Echelon Corp.†#	25,828	219,796
Integral Systems, Inc.†	13,771	94,194
Jack Henry & Associates, Inc.#	66,705	1,603,588
Maxwell Technologies, Inc.†#	17,861	211,653
Mercury Computer Systems, Inc.†	18,031	211,864
MTS Systems Corp.	13,337	390,107
NCI, Inc.†	5,171	113,452
Netscout Systems, Inc.†	19,598	265,161
Radiant Systems, Inc.†	21,850	302,841
Radisys Corp.†	18,578	174,262
Riverbed Technology, Inc.†#	43,570	1,164,626
Stratasys, Inc.†	16,099	374,463

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Super Micro Computer, Inc.†	19,240	$264,550

		5,795,908

Computers - Memory Devices — 0.2%
Imation Corp.†	23,643	243,050
Isilon Systems, Inc.†	20,569	280,972
Netezza Corp†#	37,533	489,055
Quantum Corp.†	167,331	393,228
Smart Modular Technologies WWH, Inc.†	29,197	179,270
STEC, Inc.†	19,668	237,589

		1,823,164

Computers - Periphery Equipment — 0.2%
Compellent Technologies, Inc.†#	13,388	172,169
Electronics for Imaging, Inc.†	35,155	391,627
Immersion Corp.†	22,255	118,174
Rimage Corp.†	7,454	122,395
Synaptics, Inc.†#	27,308	817,055

		1,621,420

Consulting Services — 0.9%
CRA International, Inc.†#	8,674	192,736
Diamond Management & Technology Consultants, Inc.	18,991	188,581
Forrester Research, Inc.†	12,427	389,835
Franklin Covey Co.†#	10,151	70,346
Gartner, Inc.†	53,499	1,324,100
Hill International, Inc.†	19,788	93,399
Huron Consulting Group, Inc.†	17,134	401,278
ICF International, Inc.†	8,847	198,438
Information Services Group, Inc.†	18,892	48,364
MAXIMUS, Inc.#	13,929	834,347
Navigant Consulting, Inc.†#	39,723	481,443
The Advisory Board Co.†	12,333	457,801
The Corporate Executive Board Co.#	27,132	878,806
The Hackett Group, Inc.†	32,926	111,290
Towers Watson & Co., Class A	33,938	1,561,148

		7,231,912

Consumer Products - Misc. — 0.6%
American Greetings Corp., Class A#	31,378	739,893
Blyth, Inc.	4,694	233,010
Central Garden and Pet Co., Class A†	46,850	443,201
CSS Industries, Inc.	5,971	112,792
Helen of Troy, Ltd.†#	23,748	611,748
Oil - Dri Corp. of America#	4,092	80,408
Prestige Brands Holdings, Inc.†	26,951	208,062
Tupperware Brands Corp.	49,848	2,118,042
WD - 40 Co.	13,136	428,759

		4,975,915

Containers - Metal/Glass — 0.2%
BWAY Holding Co.†#	5,999	119,740
Silgan Holdings, Inc.#	42,557	1,214,151

		1,333,891

Containers - Paper/Plastic — 0.3%
AEP Industries, Inc.†#	4,260	107,096
Graham Packaging Co., Inc.†	13,267	166,236
Graphic Packaging Holding Co.†#	88,907	280,946
Rock - Tenn Co., Class A	30,529	1,571,022

		2,125,300

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	19,245	327,165
Inter Parfums, Inc.	11,318	176,900

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries (continued)
Revlon, Inc., Class A†	15,504	$214,731

		718,796

Data Processing/Management — 0.6%
Acxiom Corp.†#	54,034	940,732
Bowne & Co., Inc.	30,474	337,347
CommVault Systems, Inc.†	33,131	746,773
CSG Systems International, Inc.†	27,959	573,719
Fair Isaac Corp.#	36,348	843,274
FalconStor Software, Inc.†#	27,364	76,893
Infogroup, Inc.†#	27,189	215,201
Innodata Isogen, Inc.†	17,907	49,423
MoneyGram International, Inc.†#	65,695	172,778
Pegasystems, Inc.#	11,950	357,424
Schawk, Inc.	11,938	202,110

		4,515,674

Decision Support Software — 0.1%
DemandTec, Inc.†#	17,049	104,169
GSE Systems, Inc.†	15,061	73,950
Interactive Intelligence, Inc.†#	10,041	180,035
QAD, Inc.	9,988	47,843

		405,997

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†#	46,401	692,303
Sirona Dental Systems, Inc.†	13,493	477,382

		1,169,685

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†#	56,276	368,608
Cepheid, Inc.†#	46,118	824,590
Hansen Medical, Inc.†#	29,021	63,266
Immucor, Inc.†	56,072	1,101,254

		2,357,718

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	32,254	563,800
OraSure Technologies, Inc.†	36,515	165,048
Quidel Corp.†#	20,506	239,920

		968,768

Direct Marketing — 0.1%
APAC Customer Services, Inc.†	20,238	130,940
Harte - Hanks, Inc.	30,108	411,275

		542,215

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	9,597	305,377
Medical Action Industries, Inc.†	11,240	127,911
Merit Medical Systems, Inc.†	22,227	339,851
Rochester Medical Corp.†#	7,971	82,978
Utah Medical Products, Inc.#	2,558	67,608

		923,725

Distribution/Wholesale — 1.2%
Beacon Roofing Supply, Inc.†	35,882	753,522
BlueLinx Holdings, Inc.†#	9,231	34,247
BMP Sunstone Corp.†#	25,772	128,087
Brightpoint, Inc.†	34,125	253,549
Chindex International, Inc.†#	10,599	115,105
Core - Mark Holding Co., Inc.†	7,729	209,301
Fossil, Inc.†	37,338	1,400,175
Houston Wire & Cable Co.#	14,048	161,130
MWI Veterinary Supply, Inc.†	8,575	420,261

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
Owens & Minor, Inc.	49,734	$1,485,555
Pool Corp.	38,503	923,687
Rentrak Corp.†	7,519	177,148
Scansource, Inc.†	21,117	544,396
School Specialty, Inc.†#	14,958	321,447
Titan Machinery ,Inc.†#	10,309	133,605
United Stationers, Inc.†	18,873	1,102,561
Watsco, Inc.#	21,166	1,239,269

		9,403,045

Diversified Financial Services — 0.0%
Doral Financial Corp.†#	5,356	17,139

Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A#	53,896	1,089,777
Acuity Brands, Inc.#	34,299	1,410,718
Ameron International Corp.#	7,327	474,863
AO Smith Corp.	17,472	814,545
AZZ, Inc.#	9,667	356,906
Barnes Group, Inc.#	37,066	693,875
Blount International, Inc.†	30,516	325,606
Chase Corp.#	4,842	56,603
Colfax Corp.†#	18,850	224,880
EnPro Industries, Inc.†#	15,892	501,869
ESCO Technologies, Inc.	20,864	546,011
Federal Signal Corp.	49,553	337,456
GP Strategies Corp.†#	12,547	91,468
Griffon Corp.†	34,585	419,862
Koppers Holdings, Inc.	16,267	440,673
LSB Industries, Inc.†#	13,729	224,469
Matthews International Corp., Class A	24,226	784,438
Raven Industries, Inc.	12,746	451,463
Standex International Corp.	9,836	255,834
Tredegar Corp.	23,527	387,725

		9,889,041

Diversified Minerals — 0.1%
AMCOL International Corp.#	18,751	505,527
General Moly, Inc.†#	50,706	190,655
United States Lime & Minerals, Inc.†#	1,456	56,784

		752,966

Diversified Operations — 0.0%
Harbinger Group, Inc.†#	7,196	46,774
Primoris Services Corp.	8,837	60,533
Resource America, Inc., Class A#	9,819	38,491

		145,798

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	17,977	1,023,071
Compass Diversified Holdings	25,111	362,101
Viad Corp.	16,389	379,569
Volt Information Sciences, Inc.†	9,623	96,807

		1,861,548

Drug Delivery Systems — 0.2%
Alkermes, Inc.†	75,231	854,248
BioDelivery Sciences International, Inc.†#	9,371	27,269
Depomed, Inc.†#	40,770	139,026
Matrixx Initiatives, Inc.†#	7,528	35,683
Nektar Therapeutics†#	73,677	901,070

		1,957,296

E-Commerce/Products — 0.4%
1 - 800 - FLOWERS.COM, Inc., Class A†	20,865	55,710

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E - Commerce/Products (continued)
Blue Nile, Inc.†#	10,076	$472,564
Drugstore.com, Inc.†	73,263	251,292
MercadoLibre, Inc.†#	20,560	1,066,447
NutriSystem, Inc.#	24,446	543,924
Overstock.com, Inc.†#	12,477	280,733
Shutterfly, Inc.†	17,548	405,359
Stamps.com, Inc.†	7,632	79,983
US Auto Parts Network, Inc.†#	7,840	63,974
Vitacost.com, Inc.†#	8,753	89,893

		3,309,879

E - Commerce/Services — 0.2%
Ancestry.com, Inc.†	6,143	103,632
ePlus, Inc.†#	2,935	51,362
Global Sources, Ltd.†#	12,871	97,305
Internet Brands Inc., Class A†#	21,817	226,679
Move, Inc.†#	122,764	257,804
OpenTable, Inc.†	2,517	104,028
Orbitz Worldwide, Inc.†	29,000	153,700
United Online, Inc.	66,535	453,436

		1,447,946

E - Marketing/Info — 0.3%
comScore, Inc.†	17,157	263,875
Constant Contact, Inc.†#	19,074	409,328
Digital River, Inc.†	30,390	836,941
Liquidity Services, Inc.†	11,950	158,457
QuinStreet, Inc.†	7,961	110,578
ValueClick, Inc.†	64,737	752,891

		2,532,070

E - Services/Consulting — 0.3%
GSI Commerce, Inc.†#	24,137	679,698
Keynote Systems, Inc.	9,798	97,098
Perficient, Inc.†	21,269	226,940
Saba Software, Inc.†#	19,569	100,780
Sapient Corp.	70,717	717,778
Websense, Inc.†	35,243	737,284

		2,559,578

Educational Software — 0.2%
Blackboard, Inc.†#	26,520	1,061,861
Renaissance Learning, Inc.#	5,166	80,745
Rosetta Stone, Inc.†	4,981	130,751

		1,273,357

Electric Products - Misc. — 0.3%
GrafTech International, Ltd.†#	95,732	1,590,108
Graham Corp.	8,040	134,188
Harbin Electric, Inc.†#	12,662	251,214
Littelfuse, Inc.†	17,292	625,106
NIVS IntelliMedia Technology Group, Inc.†#	7,676	20,034
SmartHeat, Inc.†#	7,149	44,610

		2,665,260

Electric - Distribution — 0.0%
EnerNOC, Inc.†#	11,169	313,849

Electric - Integrated — 1.6%
Allete, Inc.	23,345	805,869
Avista Corp.	43,499	839,531
Black Hills Corp.#	30,885	886,091
Central Vermont Public Service Corp.#	9,276	186,262
CH Energy Group, Inc.	12,566	488,692
Cleco Corp.	48,083	1,272,757

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
El Paso Electric Co.†	35,765	$708,862
IDACORP, Inc.	37,530	1,240,366
MGE Energy, Inc.#	18,378	649,111
NorthWestern Corp.	28,608	753,535
Otter Tail Corp.#	28,233	558,731
Pike Electric Corp.†	13,201	130,294
PNM Resources, Inc.	68,954	850,892
Portland General Electric Co.	59,809	1,130,988
The Empire District Electric Co.#	30,490	556,138
U S Geothermal, Inc.†#	62,608	52,591
UIL Holdings Corp.	23,347	590,212
Unisource Energy Corp.#	28,348	875,386
Unitil Corp.#	8,369	174,410

		12,750,718

Electronic Components - Misc. — 0.5%
Bel Fuse, Inc., Class B	8,187	144,255
Benchmark Electronics, Inc.†	51,963	960,276
CTS Corp.	26,865	282,889
Daktronics, Inc.#	26,667	224,536
LaBarge, Inc.†	10,039	119,866
Methode Electronics, Inc.	30,061	305,119
Microvision, Inc.†#	70,566	188,411
NVE Corp.†	3,717	172,803
OSI Systems, Inc.†	12,391	325,512
Plexus Corp.†#	31,408	1,069,442
Rogers Corp.†	12,465	356,000
Stoneridge, Inc.†#	11,985	116,015
Technitrol, Inc.	32,628	125,618

		4,390,742

Electronic Components - Semiconductors — 1.6%
Actel Corp.†	20,801	293,502
Advanced Analogic Technologies, Inc.†	34,171	118,232
Amkor Technology, Inc.†#	86,986	592,375
Applied Micro Circuits Corp.†	52,449	578,250
Cavium Networks, Inc.†	28,856	766,993
Ceva, Inc.†	16,564	192,474
Diodes, Inc.†	26,741	528,402
DSP Group, Inc.†	18,098	122,523
Emcore Corp.†#	63,057	66,840
Entropic Communications ,Inc.†#	42,012	224,344
GSI Technology, Inc.†	14,675	86,876
IXYS Corp.†	18,851	175,691
Kopin Corp.†	53,706	192,268
Lattice Semiconductor Corp.†	91,743	455,045
Microsemi Corp.†	64,612	1,000,194
Microtune, Inc.†#	41,468	97,864
MIPS Technologies, Inc.†	35,827	177,344
Monolithic Power Systems, Inc.†	28,668	550,139
Netlogic Microsystems, Inc.†	40,871	1,175,859
OmniVision Technologies, Inc.†#	39,842	768,552
PLX Technology, Inc.†#	29,464	142,606
Rubicon Technology, Inc.†	9,986	271,420
Semtech Corp.†	48,579	855,476
Silicon Image, Inc.†	59,512	217,219
Skyworks Solutions, Inc.†#	140,537	2,238,754
Supertex, Inc.†#	8,718	237,391
Virage Logic Corp.†#	12,883	127,799
Volterra Semiconductor Corp.†#	18,958	444,565
Zoran Corp.†	41,102	397,045

		13,096,042

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Design Automation — 0.1%
Cogo Group, Inc.†	18,352	$124,243
Mentor Graphics Corp.†	84,589	776,527

		900,770

Electronic Measurement Instruments — 0.2%
Analogic Corp.	10,189	440,369
Badger Meter, Inc.#	11,792	466,609
FARO Technologies, Inc.†	13,336	318,864
Measurement Specialties, Inc.†	11,525	172,760
MEMSIC, Inc.†	12,338	33,929
RAE Systems, Inc.†#	32,320	24,935
Zygo Corp.†	11,847	95,013

		1,552,479

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	7,250	508,007
ICx Technologies, Inc.†#	9,106	60,464
Taser International, Inc.†#	49,281	220,286

		788,757

Energy - Alternate Sources — 0.2%
Ascent Solar Technologies, Inc.†#	15,045	48,896
Clean Energy Fuels Corp.†#	28,364	423,191
Comverge, Inc.†	17,020	162,371
Ener1, Inc.†#	40,593	141,264
Evergreen Energy, Inc.†#	103,809	19,827
FuelCell Energy, Inc.†#	58,098	124,911
Green Plains Renewable Energy, Inc.†	9,288	103,190
GT Solar International, Inc.†#	25,057	136,811
Headwaters, Inc.†	47,958	189,434
Syntroleum Corp.†#	50,218	102,947

		1,452,842

Engineering/R&D Services — 0.3%
Argan, Inc.†#	5,899	63,532
EMCOR Group, Inc.†	52,392	1,308,228
ENGlobal Corp.†#	14,796	39,357
Exponent, Inc.†	10,845	298,129
Michael Baker Corp.†	6,248	226,553
Mistras Group, Inc.†#	7,955	94,983
Stanley, Inc.†	9,136	337,484
VSE Corp.	3,238	124,048

		2,492,314

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	39,653	818,041

Enterprise Software/Service — 1.5%
Advent Software, Inc.†	12,166	526,058
American Software, Inc., Class A	17,669	102,303
Ariba, Inc.†	69,557	1,046,833
Concur Technologies, Inc.†	31,663	1,339,345
Epicor Software Corp.†	37,596	349,643
Informatica Corp.†	73,105	1,886,109
JDA Software Group, Inc.†	26,475	707,412
Lawson Software, Inc.†	109,461	902,506
ManTech International Corp., Class A†#	17,425	805,558
MedAssets, Inc.†	31,390	712,239
MicroStrategy, Inc., Class A†	7,204	555,140
Omnicell, Inc.†#	25,140	329,334
Opnet Technologies, Inc.	10,428	167,161
Pervasive Software, Inc.†#	12,224	58,920
PROS Holdings, Inc.†#	15,176	100,313
RightNow Technologies, Inc.†	17,347	252,399
SYNNEX Corp.†#	16,153	431,770

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
Taleo Corp., Class A†	31,316	$784,466
The Ultimate Software Group, Inc.†#	20,782	710,952
Tyler Technologies, Inc.†#	24,862	403,510

		12,171,971

Entertainment Software — 0.1%
Take - Two Interactive Software, Inc.†	67,307	778,742
THQ, Inc.†	53,776	322,656

		1,101,398

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†#	47,941	1,086,583

Environmental Monitoring & Detection — 0.1%
Met - Pro Corp.#	11,622	109,712
Mine Safety Appliances Co.#	21,228	580,798

		690,510

Female Health Care Products — 0.0%
The Female Health Co.#	12,637	73,800

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	40,526	1,469,473
PMFG, Inc.†#	11,728	176,506
Polypore International, Inc.†	18,016	367,707

		2,013,686

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†#	4,787	228,196

Finance - Commercial — 0.0%
Newstar Financial, Inc.†	22,030	152,668

Finance - Consumer Loans — 0.3%
Encore Capital Group, Inc.†#	10,720	224,048
Nelnet, Inc., Class A	15,334	303,613
Ocwen Financial Corp.†#	45,403	552,100
Portfolio Recovery Associates, Inc.†	13,500	924,210
The First Marblehead Corp.†	49,160	137,648
World Acceptance Corp.†#	12,920	461,632

		2,603,251

Finance - Credit Card — 0.0%
CompuCredit Holdings Corp.	12,883	59,004

Finance - Investment Banker/Broker — 1.1%
Cowen Group, Inc., Class A†	17,109	81,097
Diamond Hill Investment Group, Inc.#	1,911	126,069
Duff & Phelps Corp., Class A	12,901	174,034
E*Trade Financial Corp.†	1,478,353	2,187,962
Evercore Partners, Inc., Class A#	11,524	375,682
FBR Capital Markets Corp.†	14,416	58,385
Gleacher & Co., Inc.†	43,708	172,209
International Assets Holding Corp.†	10,282	168,213
JMP Group, Inc.#	11,645	81,748
KBW, Inc.†	27,737	695,921
Knight Capital Group, Inc., Class A†	74,002	1,081,169
LaBranche & Co., Inc.†#	34,189	145,303
MF Global Holdings, Ltd.†#	77,038	593,193
Oppenheimer Holdings, Inc.#	7,521	210,062
optionsXpress Holdings, Inc.†	33,617	539,553
Penson Worldwide, Inc.†#	15,527	104,963
Piper Jaffray Cos., Inc.†	15,670	518,834
Sanders Morris Harris Group, Inc.#	16,285	86,962
Stifel Financial Corp.†#	23,925	1,212,280
SWS Group, Inc.	22,137	222,255
Thomas Weisel Partners Group, Inc.†#	16,517	113,307

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker (continued)
TradeStation Group, Inc.†	26,519	$188,550

		9,137,751

Finance - Leasing Companies — 0.0%
California First National Bancorp#	1,460	18,513

Finance - Other Services — 0.1%
Asset Acceptance Capital Corp.†	11,901	70,335
BGC Parnters, Inc., Class A	36,852	229,588
GFI Group, Inc.	51,640	312,422
MarketAxess Holdings, Inc.	25,252	372,719

		985,064

Financial Guarantee Insurance — 0.6%
Ambac Financial Group, Inc.†#	228,746	274,495
Assured Guaranty, Ltd.	97,907	1,644,838
MGIC Investment Corp.†#	159,566	1,493,538
PMI Group, Inc.†	113,648	533,009
Primus Guaranty, Ltd.†#	13,952	54,692
Radian Group, Inc.	105,865	1,088,292

		5,088,864

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	47,322	206,087
Sturm Ruger & Co., Inc.#	15,161	238,634

		444,721

Fisheries — 0.0%
HQ Sustainable Maritime Industries, Inc.†#	8,482	41,562

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	7,442	219,241
Treehouse Foods, Inc.†	27,700	1,276,970

		1,496,211

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	19,808	495,992

Food - Dairy Products — 0.0%
American Dairy, Inc.†	8,175	138,485
Lifeway Foods, Inc.†#	3,856	40,372

		178,857

Food - Misc. — 0.8%
American Italian Pasta Co., Class A†	16,681	649,058
B&G Foods, Inc.	37,911	401,856
Cal - Maine Foods, Inc.	10,775	348,787
Chiquita Brands International, Inc.†#	35,455	437,869
Diamond Foods, Inc.#	17,357	719,448
Dole Food Co., Inc.†	28,464	260,446
J & J Snack Foods Corp.	11,279	501,126
Lancaster Colony Corp.	15,277	835,041
Lance, Inc.	22,109	426,704
M&F Worldwide Corp.†#	8,542	266,254
Overhill Farms, Inc.†	12,596	77,339
Seaboard Corp.	263	375,038
Smart Balance, Inc.†	49,858	298,151
The Hain Celestial Group, Inc.†#	32,386	698,242
Zhongpin, Inc.†#	19,176	233,180

		6,528,539

Food - Retail — 0.3%
Arden Group, Inc., Class A#	948	84,420
Great Atlantic & Pacific Tea Co., Inc.†#	26,777	144,328
Ingles Markets, Inc., Class A#	10,127	153,829
Ruddick Corp.	34,218	1,129,878
Village Super Market Inc., Class A	4,951	133,083

Security Description	Shares	Value (Note 2)

Food - Retail (continued)
Weis Markets, Inc.	8,768	$296,095
Winn - Dixie Stores, Inc.†#	43,369	485,733

		2,427,366

Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.#	8,288	132,359
Fresh Del Monte Produce, Inc.†	32,631	652,620
Nash Finch Co.	10,204	368,467
Spartan Stores, Inc.	17,683	269,489
United Natural Foods, Inc.†	34,182	1,061,351

		2,484,286

Footwear & Related Apparel — 0.8%
CROCS, Inc.†	66,694	690,283
Deckers Outdoor Corp.†	10,440	1,510,877
Iconix Brand Group, Inc.†#	56,758	922,318
Skechers USA, Inc., Class A†	26,371	993,659
Steven Madden, Ltd.†	18,674	629,874
The Timberland Co., Class A†	32,825	630,568
Weyco Group, Inc.#	5,567	127,985
Wolverine World Wide, Inc.	39,149	1,123,576

		6,629,140

Forestry — 0.1%
Deltic Timber Corp.#	8,453	390,867

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A#	63,993	388,438

Gambling (Non - Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.#	11,257	36,360
Isle of Capri Casinos, Inc.†	12,343	122,936
Lakes Entertainment, Inc.†#	14,901	26,524
Pinnacle Entertainment, Inc.†#	47,815	578,562

		764,382

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	7,431	223,450
Laclede Group, Inc.#	17,631	583,410
New Jersey Resources Corp.	33,546	1,189,205
Nicor, Inc.#	35,994	1,454,517
Northwest Natural Gas Co.	21,099	927,723
Piedmont Natural Gas, Inc.#	58,497	1,486,409
South Jersey Industries, Inc.	23,719	1,041,027
Southwest Gas Corp.	35,590	1,054,176
WGL Holdings, Inc.	39,915	1,351,123

		9,311,040

Gold Mining — 0.0%
US Gold Corp.†	63,503	250,837

Golf — 0.1%
Callaway Golf Co.#	51,314	432,064

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	17,068	1,081,940
EnergySolutions, Inc.#	60,103	375,644
Heritage Crystal Clean Inc.†#	2,034	17,208
Perma - Fix Environmental Services, Inc.†#	43,002	76,114
US Ecology, Inc.	14,448	204,439

		1,755,345

Health Care Cost Containment — 0.0%
American Caresource Holding, Inc.†#	8,942	16,096
Corvel Corp.†	5,610	198,987
MedQuist, Inc.#	7,294	59,446
Transcend Services, Inc.†#	6,163	80,242

		354,771

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Heart Monitors — 0.0%
Cardiac Science Corp.†#	15,915	$17,984
HeartWare International, Inc.†	5,667	335,203

		353,187

Home Furnishings — 0.5%
American Woodmark Corp.#	8,199	201,449
Ethan Allen Interiors, Inc.	19,568	395,273
Furniture Brands International, Inc.†#	33,036	258,672
Hooker Furniture Corp.	8,575	133,513
Kimball International, Inc., Class B	25,496	179,237
La - Z - Boy, Inc.†#	40,979	486,421
Sealy Corp.†#	35,931	116,776
Stanley Furniture Co., Inc.†#	8,225	43,181
Tempur - Pedic International, Inc.†	59,620	1,979,384

		3,793,906

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	31,564	839,287
Marcus Corp.	15,974	174,915
Morgans Hotel Group Co.†	17,286	131,287
Orient - Express Hotels, Ltd., Class A†	72,157	728,064
Red Lion Hotels Corp.†#	10,590	69,788

		1,943,341

Human Resources — 0.8%
Administaff, Inc.	16,779	404,877
AMN Healthcare Services, Inc.†	25,973	216,095
Barrett Business Services, Inc.#	6,107	84,948
CDI Corp.	9,698	154,877
Cross Country Healthcare, Inc.†	24,499	208,487
Emergency Medical Services Corp., Class A†#	23,104	1,237,681
Heidrick & Struggles International, Inc.	13,501	312,548
Kelly Services, Inc., Class A†	20,833	303,954
Kenexa Corp.†	17,930	255,144
Kforce, Inc.†	22,790	308,121
Korn/Ferry International†	35,601	497,702
On Assignment, Inc.†	28,764	159,065
Resources Connection, Inc.†	35,848	578,587
SFN Group, Inc.†	41,217	315,722
Successfactors, Inc.†	36,788	818,901
Team Health Holdings, Inc.†	12,176	155,975
TrueBlue, Inc.†	34,866	463,369

		6,476,053

Identification Systems — 0.3%
Brady Corp., Class A	38,130	1,108,820
Checkpoint Systems, Inc.†#	30,944	616,095
Cogent, Inc.†	33,965	302,968
L - 1 Identity Solutions, Inc.†#	59,539	442,970

		2,470,853

Industrial Audio & Video Products — 0.0%
China Security & Surveillance Technology, Inc.†#	34,952	163,576
SRS Labs, Inc.†	9,240	83,899

		247,475

Industrial Automated/Robotic — 0.4%
Cognex Corp.#	31,568	602,633
Hurco Cos., Inc.†#	5,111	87,807
Intermec, Inc.†	49,378	545,133
iRobot Corp.†#	15,457	331,708
Nordson Corp.	26,740	1,781,686

		3,348,967

Security Description	Shares	Value (Note 2)

Instruments - Controls — 0.3%
Spectrum Control, Inc.†	10,007	$130,091
Watts Water Technologies, Inc., Class A	23,289	754,564
Woodward Governor Co.	48,002	1,377,657
X - Rite, Inc.†#	22,865	78,884

		2,341,196

Instruments - Scientific — 0.2%
Dionex Corp.†	14,077	1,108,564
FEI Co.†	29,757	615,970
OYO Geospace Corp.†	3,203	146,153

		1,870,687

Insurance Brokers — 0.1%
Crawford & Co., Class B†#	16,550	55,608
eHealth, Inc.†#	18,582	246,026
Life Partners Holdings, Inc.#	5,848	118,246

		419,880

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.	46,300	435,683
CNO Financial Group, Inc.†	200,235	1,123,318
Delphi Financial Group, Inc., Class A	36,818	956,163
FBL Financial Group, Inc., Class A	10,313	251,947
Independence Holding Co.#	5,179	37,496
Kansas City Life Insurance Co.	3,365	101,892
National Western Life Insurance Co., Class A#	1,795	299,765
Presidential Life Corp.	16,550	173,610
The Phoenix Cos., Inc.†#	92,024	259,508
Universal American Corp.†	21,525	314,695

		3,954,077

Insurance - Multi - line — 0.1%
Citizens, Inc.†#	26,499	180,723
Eastern Insurance Holdings, Inc.#	6,233	68,438
Horace Mann Educators Corp.	31,181	479,252
United Fire & Casualty Co.	17,633	376,465

		1,104,878

Insurance - Property/Casualty — 1.2%
American Physicians Capital, Inc.	6,616	205,162
American Physicians Service Group, Inc.#	5,072	120,004
American Safety Insurance Holdings, Ltd.†#	6,842	109,267
AMERISAFE, Inc.†	15,014	253,737
Amtrust Financial Services, Inc.	18,089	238,232
Baldwin & Lyons, Inc., Class B#	6,485	146,366
CNA Surety Corp.†	13,384	219,765
Donegal Group, Inc., Class A	9,229	119,700
EMC Insurance Group, Inc.#	3,897	86,903
Employers Holdings, Inc.	35,030	558,729
Enstar Group, Ltd.†#	5,310	332,406
First Acceptance Corp.†#	13,379	24,216
First Mercury Financial Corp.	11,376	139,470
FPIC Insurance Group, Inc.†	7,923	216,219
Hallmark Financial Services, Inc.†	7,524	76,519
Harleysville Group, Inc.#	10,486	342,158
Infinity Property & Casualty Corp.	10,916	510,869
Meadowbrook Insurance Group, Inc.	43,156	375,026
Mercer Insurance Group, Inc.#	4,447	75,955
National Interstate Corp.#	4,862	100,011
Navigators Group, Inc.†	9,935	406,938
NYMAGIC, Inc.	3,815	77,635
PMA Capital Corp., Class A†	25,641	173,333
ProAssurance Corp.†	26,337	1,550,196
RLI Corp.#	14,866	819,414
Safety Insurance Group, Inc.	10,552	381,244

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty (continued)
SeaBright Insurance Holdings, Inc.	17,262	$177,971
Selective Insurance Group, Inc.	42,048	655,949
State Auto Financial Corp.	11,391	205,949
Stewart Information Services Corp.#	13,657	144,764
Tower Group, Inc.#	35,409	775,811
United America Indemnity, Ltd. Class A†	29,199	232,424
Universal Insurance Holdings, Inc.#	10,513	49,726

		9,902,068

Insurance - Reinsurance — 0.6%
Alterra Capital Holdings, Ltd.	36,729	687,200
Argo Group International Holdings, Ltd.	24,538	741,538
Flagstone Reinsurance Holdings SA	29,358	347,012
Greenlight Capital Re, Ltd. Class A†#	22,416	544,260
Maiden Holdings, Ltd.	39,726	275,698
Montpelier Re Holdings, Ltd.	56,585	883,292
Platinum Underwriters Holdings, Ltd.	35,601	1,310,473

		4,789,473

Internet Application Software — 0.5%
Art Technology Group, Inc.†#	124,350	465,069
China Information Security Technology, Inc.†#	22,805	120,867
Cybersource Corp.†#	54,996	1,412,847
DealerTrack Holdings, Inc.†	29,894	479,201
eResearchTechnology, Inc.†	33,886	269,055
Lionbridge Technologies, Inc.†	45,682	248,053
RealNetworks, Inc.†	66,023	237,683
S1 Corp.†	42,065	257,858
Vocus, Inc.†	13,185	206,477

		3,697,110

Internet Connectivity Services — 0.1%
AboveNet, Inc.†	10,456	479,512
Cogent Communications Group, Inc.†	35,275	319,239
Internap Network Services Corp.†	40,416	206,930
PC-Tel, Inc.†	14,998	88,338

		1,094,019

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	26,155	113,513
Youbet.com, Inc.†#	23,863	59,419

		172,932

Internet Content - Information/News — 0.1%
Archipelago Learning, Inc.†	5,722	83,026
Dice Hloldings, Inc.†	12,529	99,230
Health Grades, Inc.†	18,922	128,291
Loopnet, Inc.†#	16,027	175,656
TechTarget, Inc.†	9,228	55,922
The Knot, Inc.†	23,920	178,921
Travelzoo, Inc.†	4,411	71,679

		792,725

Internet Financial Services — 0.0%
Online Resources Corp.†	20,221	87,153

Internet Incubators — 0.1%
Internet Capital Group, Inc.†	29,230	243,194
Moduslink Global Solutions, Inc.†	36,367	277,844
Safeguard Scientifics, Inc.†#	16,190	182,947

		703,985

Internet Infrastructure Software — 0.3%
AsiaInfo Holdings, Inc.†#	24,827	532,043
Imergent, Inc.	6,234	25,061

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software (continued)
Openwave Systems, Inc.†#	66,315	$142,577
support.com, Inc.†#	36,904	154,259
TeleCommunication Systems, Inc., Class A†#	34,827	174,483
TIBCO Software, Inc.†	132,595	1,512,909

		2,541,332

Internet Security — 0.2%
Actividentity Corp.†#	36,470	83,516
Blue Coat Systems, Inc.†#	33,125	711,194
iPass, Inc.†#	37,885	43,189
SonicWALL, Inc.†	42,829	390,172
Sourcefire, Inc.†#	18,504	381,923
Vasco Data Security International, Inc.†#	21,247	135,343
Zix Corp.†#	50,405	118,452

		1,863,789

Internet Telephone — 0.1%
j2 Global Communications, Inc.†#	35,515	821,817

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	36,449	1,552,363

Investment Companies — 1.1%
American Capital, Ltd.†	270,366	1,441,051
Ampal American Israel Class A†#	16,712	28,745
Apollo Investment Corp.	140,276	1,463,079
Ares Capital Corp.#	150,470	2,037,364
Blackrock Kelso Capital Corp#	9,966	104,643
Capital Southwest Corp.#	2,359	217,405
Fifth Street Finance Corp.	30,933	352,946
Gladstone Capital Corp.#	16,787	189,189
Gladstone Investment Corp.#	17,577	94,037
Harris & Harris Group, Inc.†#	24,562	103,652
Hercules Technology Growth Capital, Inc.	28,122	247,755
Kohlberg Capital Corp.#	14,556	70,597
Main Street Capital Corp.	7,918	115,286
MCG Capital Corp.	52,044	283,640
Medallion Financial Corp.	11,844	87,053
MVC Capital, Inc.#	17,214	221,716
NGP Capital Resources Co.	17,217	125,512
PennantPark Investment Corp.	25,123	251,858
PennyMac Mortgage Investment Trust†#	11,714	197,732
Prospect Capital Corp.	53,560	552,204
TICC Capital Corp.#	21,163	174,171
Triangle Capital Corp.#	8,384	117,208

		8,476,843

Investment Management/Advisor Services — 0.3%
Artio Global Investors, Inc.	21,993	406,651
Calamos Asset Management, Inc., Class A	15,608	171,688
Cohen & Steers, Inc.#	13,685	331,177
Epoch Holding Corp.#	10,116	119,976
GAMCO Investors, Inc., Class A#	5,677	224,980
National Financial Partners Corp.†	32,759	456,660
Pzena Investment Management, Inc., Class A	6,132	42,985
U.S. Global Investors, Inc., Class A	10,235	72,669
Virtus Investment Partners, Inc.†	4,617	105,221
Westwood Holdings Group, Inc.#	4,456	165,540

		2,097,547

Lasers - System/Components — 0.4%
Coherent, Inc.†	17,259	609,243
Cymer, Inc.†	23,635	715,432
Electro Scientific Industries, Inc.†	21,746	279,436
II-VI, Inc.†	19,814	664,165

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Lasers - System/Components (continued)
Newport Corp.†	28,785	$298,788
Rofin - Sinar Technologies, Inc.†	25,435	607,133

		3,174,197

Leisure Products — 0.2%
Brunswick Corp.#	70,213	1,226,621
Marine Products Corp.†#	7,872	56,915
Multimedia Games, Inc.†#	21,209	97,773

		1,381,309

Lighting Products & Systems — 0.1%
Orion Energy Systems ,Inc.†#	13,882	51,502
Universal Display Corp.†#	23,262	360,329

		411,831

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	14,719	356,053
UniFirst Corp.	11,238	505,710

		861,763

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†#	14,410	430,427

Machinery - Electrical — 0.5%
Baldor Electric Co.#	37,062	1,331,638
Franklin Electric Co., Inc.	18,359	535,348
Regal - Beloit Corp.	30,649	1,847,828

		3,714,814

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,975	138,979
Lindsay Corp.	9,796	334,729

		473,708

Machinery - General Industrial — 0.6%
Albany International Corp., Class A	21,519	404,988
Altra Holdings, Inc.†	21,225	264,888
Applied Industrial Technologies, Inc.	33,637	927,708
Chart Industries, Inc.†	22,617	416,605
DXP Enterprises, Inc.†	6,572	102,589
Flow International Corp.†#	36,244	92,785
Intevac, Inc.†	17,454	200,895
Kadant, Inc.†	9,764	190,691
Middleby Corp.†#	12,993	731,636
Robbins & Myers, Inc.	21,108	466,276
Sauer - Danfoss, Inc.†	8,933	127,921
Tennant Co.#	14,837	496,891
Twin Disc, Inc.	6,769	86,846

		4,510,719

Machinery - Material Handling — 0.1%
Cascade Corp.	7,223	240,382
Columbus McKinnon Corp.†	15,159	248,304
NACCO Industries, Inc., Class A	4,268	360,902

		849,588

Machinery - Print Trade — 0.0%
Duoyuan Printing, Inc.†#	6,482	55,097

Machinery - Pumps — 0.1%
Tecumseh Products Co., Class A†#	14,711	192,273
The Gorman - Rupp Co.	11,425	323,899

		516,172

Machinery - Thermal Process — 0.0%
Raser Technologies, Inc.†#	51,906	30,630

Security Description	Shares	Value (Note 2)

Marine Services — 0.1%
American Commercial Lines, Inc.†#	7,205	$146,838
Great Lakes Dredge & Dock Corp.	31,851	185,532
Odyssey Marine Exploration, Inc.†#	53,153	59,000

		391,370

Medical Imaging Systems — 0.1%
IRIS International, Inc.†	14,273	148,439
MELA Sciences, Inc.†	17,711	133,541
Merge Healthcare, Inc.†	30,107	68,343
Vital Images, Inc.†	11,447	157,053

		507,376

Medical Information Systems — 0.4%
athenahealth, Inc.†#	26,662	660,151
Computer Programs & Systems, Inc.#	7,744	333,069
Eclipsys Corp.†	44,718	856,573
Medidata Solutions, Inc.†	5,772	81,097
Phase Forward, Inc.†	32,026	538,998
Quality Systems, Inc.	18,768	1,108,063

		3,577,951

Medical Instruments — 1.4%
Abaxis, Inc.†#	17,433	392,417
AGA Medical Holdings, Inc.†#	10,926	153,619
AngioDynamics, Inc.†	19,444	287,188
Bovie Medical Corp.†#	13,551	49,461
Bruker Corp.†	38,921	495,659
Cardiovascular Systems, Inc.†	7,588	36,271
Conceptus, Inc.†#	24,294	405,467
Conmed Corp.†	23,117	449,394
CryoLife, Inc.†	22,504	116,571
Delcath Systems, Inc.†#	25,759	400,295
Dexcom, Inc.†	45,105	474,956
Endologix, Inc.†#	38,434	174,490
ev3, Inc.†	59,254	1,121,086
Genomic Health, Inc.†#	11,197	167,955
Integra LifeSciences Holdings Corp.†#	14,990	590,606
Kensey Nash Corp.†#	5,818	134,396
MAKO Surgical Corp.†#	13,789	181,601
Micrus Endovascular Corp.†	12,539	216,674
Natus Medical, Inc.†	22,275	368,651
NuVasive, Inc.†#	30,911	1,213,875
Spectranetics Corp.†	25,612	152,647
Stereotaxis, Inc.†#	24,612	91,557
SurModics, Inc.†	12,266	208,645
Symmetry Medical, Inc.†	28,498	310,343
Thoratec Corp.†#	44,949	1,971,912
TranS1, Inc.†#	10,443	33,522
Vascular Solutions, Inc.†	12,882	142,861
Volcano Corp.†	38,456	853,339
Young Innovations, Inc.	4,337	105,259

		11,300,717

Medical Labs & Testing Services — 0.1%
Bio - Reference Laboratories, Inc.†#	18,825	430,528
Genoptix, Inc.†#	13,406	357,404

		787,932

Medical Laser Systems — 0.1%
Cutera, Inc.†	10,579	93,942
Cynosure, Inc. Class A†	7,782	88,014
LCA - Vision, Inc.†	13,105	98,287
Palomar Medical Technologies, Inc.†#	14,362	154,679

		434,922

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 1.3%
ABIOMED, Inc.†#	24,502	$238,895
Accuray, Inc.†#	31,557	192,498
Alphatec Holdings, Inc.†	31,134	165,944
American Medical Systems Holdings, Inc.†#	58,757	1,325,558
Atrion Corp.	1,199	163,484
ATS Medical, Inc.†#	41,229	163,267
Cantel Medical Corp.	9,959	170,697
Cyberonics, Inc.†	21,761	382,123
EnteroMedics, Inc.†#	17,922	6,445
Exactech, Inc.†	6,473	112,177
Greatbatch, Inc.†	18,457	389,074
Haemonetics Corp.†	20,401	1,100,430
Hanger Orthopedic Group, Inc.†	20,095	342,620
Invacare Corp.	22,998	549,422
Luminex Corp.†#	32,967	564,725
Metabolix, Inc.†#	17,801	258,115
NxStage Medical, Inc.†#	18,316	256,241
Orthofix International N.V.†#	13,615	434,182
Orthovita, Inc.†#	52,633	163,425
PSS World Medical, Inc.†#	47,263	1,082,795
Rockwell Medical Technologies, Inc.†#	13,581	75,103
Synovis Life Technologies, Inc.†	9,180	133,844
TomoTherapy, Inc.†	36,694	115,586
West Pharmaceutical Services, Inc.#	26,078	1,026,169
Wright Medical Group, Inc.†#	30,274	497,402
Zoll Medical Corp.†	16,785	487,604

		10,397,825

Medical Sterilization Products — 0.2%
STERIS Corp.#	46,537	1,481,273

Medical - Biomedical/Gene — 2.5%
Acorda Therapeutics, Inc.†#	30,260	1,040,339
Affymax, Inc.†#	13,855	304,810
Alnylam Pharmaceuticals, Inc.†	28,676	453,081
AMAG Pharmaceuticals, Inc.†	16,707	531,951
American Oriental Bioengineering, Inc.†#	49,112	152,247
Arena Pharmaceuticals, Inc.†#	80,502	247,946
ARIAD Pharmaceuticals, Inc.†#	86,617	332,609
Arqule, Inc.†	32,954	201,349
ARYx Therapeutics, Inc.†#	16,560	9,770
BioCryst Pharmaceuticals, Inc.†	19,505	138,095
BioMimetic Therapeutics, Inc.†#	10,858	132,250
Cambrex Corp.†	23,262	97,003
Cardium Therapeutics, Inc.†#	51,377	25,997
Celera Corp.†	65,132	460,483
Cell Therapeutics, Inc.†#	524,375	188,828
Celldex Therapeutics, Inc.†#	19,932	133,744
Chelsea Therapeutics International, Inc.†	25,153	81,747
China - Biotics, Inc.†#	7,603	108,875
Clinical Data, Inc.†	10,607	174,697
Cubist Pharmaceuticals, Inc.†#	45,876	986,334
Curis, Inc.†#	58,727	184,990
Cytokinetics, Inc.†#	34,787	101,578
Discovery Laboratories, Inc.†#	125,829	54,283
Emergent Biosolutions, Inc.†	12,984	204,498
Enzo Biochem, Inc.†#	26,226	139,260
Enzon Pharmaceuticals, Inc.†#	47,331	506,442
Exelixis, Inc.†	84,739	438,948
Geron Corp.†#	77,580	409,622
GTx, Inc.†#	15,191	30,838
Halozyme Therapeutics, Inc.†#	53,853	394,743
Harvard Bioscience, Inc.†#	19,533	71,296
Human Genome Sciences, Inc.†	145,548	3,603,769
Idera Pharmaceuticals, Inc.†	17,212	64,717

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Immunogen, Inc.†#	53,944	$477,944
Immunomedics, Inc.†#	51,978	180,883
Incyte Corp., Ltd.†	69,263	892,800
Insmed, Inc.†	99,485	80,583
InterMune, Inc.†	35,420	320,197
Lexicon Pharmaceuticals, Inc.†#	127,505	187,432
Ligand Pharmaceuticals, Inc. Class B†	90,195	138,900
Martek Biosciences Corp.†#	26,393	490,646
Maxygen, Inc.†#	17,117	105,954
Micromet, Inc.†#	53,649	326,722
Molecular Insight Pharmaceuticals, Inc.†#	13,500	18,630
Momenta Pharmaceuticals, Inc.†	31,240	414,555
Nanosphere, Inc.†	10,190	55,943
Novavax, Inc.†#	57,033	137,450
Omeros Corp.†	5,435	32,175
OncoGenex Pharmaceutical, Inc.†#	3,464	51,995
PDL BioPharma, Inc.#	95,103	510,703
Protalix BioTherapeutics, Inc.†#	29,246	177,523
Regeneron Pharmaceuticals, Inc.†	50,177	1,433,557
Repligen Corp.†#	24,433	86,737
RTI Biologics, Inc.†#	43,187	153,746
Sangamo Biosciences, Inc.†#	35,239	160,338
Seattle Genetics, Inc.†#	66,241	876,368
Sequenom, Inc.†#	48,666	298,323
StemCells, Inc.†#	94,213	96,097
SuperGen, Inc.†#	47,035	113,354
The Medicines Co.†	41,981	352,850
Vical, Inc.†	36,803	122,554
Zymogenetics, Inc.†	36,845	171,329

		20,473,427

Medical - Drugs — 1.4%
Adolor Corp.†	36,884	59,752
Akorn, Inc.†#	44,892	129,738
Amicus Therapeutics, Inc.†	14,695	43,938
Ardea Biosciences, Inc.†#	14,351	359,206
Array Biopharma, Inc.†	42,276	161,494
Auxilium Pharmaceuticals, Inc.†#	36,814	1,059,507
Biodel, Inc.†#	12,105	59,557
BioSpecifics Technologies Corp.†	3,034	73,453
Cadence Pharmaceuticals, Inc.†#	19,581	155,277
China Sky One Med, Inc.†#	8,300	105,078
Cumberland Pharmaceuticals, Inc.†#	6,433	44,774
Cytori Therapeutics, Inc.†#	23,266	108,187
Durect Corp.†#	69,057	175,405
Hi - Tech Pharmacal Co., Inc.†	6,838	157,137
Idenix Pharmaceuticals, Inc.†	27,258	106,579
Infinity Pharmaceuticals, Inc.†	14,262	100,262
Javelin Pharmaceuticals. Inc.†	43,193	72,996
K - V Pharmaceutical Co., Class A†#	29,661	39,746
Lannett Co., Inc.†#	8,040	40,120
MAP Pharmaceuticals, Inc.†#	7,189	107,260
Medicis Pharmaceutical Corp., Class A#	46,845	1,086,336
Medivation, Inc.†	22,847	267,767
Myriad Pharmaceuticals, Inc.†#	19,006	76,404
NeurogesX, Inc.†#	8,223	64,468
Opko Health, Inc.†	34,796	68,896
Optimer Pharmaceuticals, Inc.†#	26,342	281,069
Orexigen Therapeutics, Inc.†#	21,143	115,018
OXiGENE, Inc.†#	32,718	26,377
Pain Therapeutics, Inc.†#	27,657	161,517
Pharmasset, Inc.†#	20,096	592,028
PharMerica Corp.†	24,270	398,028
Poniard Pharmaceuticals, Inc.†	22,242	24,021

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Pozen, Inc.†#	20,813	$159,844
Progenics Pharmaceuticals, Inc.†#	21,287	108,138
Repros Therapeutics, Inc.†#	15,732	8,974
Rigel Pharmaceuticals, Inc.†#	39,651	258,525
Salix Pharmaceuticals, Ltd.†	44,194	1,587,890
Santarus, Inc.†#	41,262	119,247
Savient Pharmaceuticals, Inc.†#	53,020	638,361
SciClone Pharmaceuticals, Inc.†#	28,441	98,690
SIGA Technologies, Inc.†#	24,233	168,419
Sucampo Pharmaceuticals, Inc. Class A†#	8,560	32,785
Synta Pharmaceuticals Corp.†#	15,533	48,618
Vanda Pharmaceuticals, Inc.†	21,217	155,096
ViroPharma, Inc.†#	61,620	749,915
Vivus, Inc.†	63,931	809,366
XenoPort, Inc.†#	23,731	235,649

		11,500,912

Medical - Generic Drugs — 0.2%
Acura Pharmaceuticals, Inc.†#	6,498	21,833
Caraco Pharmaceutical Laboratories, Ltd†#	8,242	43,353
Impax Laboratories, Inc.†	48,286	1,017,627
Par Pharmaceutical Cos., Inc.†	27,689	768,647

		1,851,460

Medical - HMO — 0.7%
AMERIGROUP Corp.†	42,102	1,512,304
Centene Corp.†	38,387	875,991
Healthspring, Inc.†	38,967	676,857
Magellan Health Services, Inc.†	26,538	1,079,831
Metropolitan Health Networks, Inc.†	27,470	111,254
Molina Healthcare, Inc.†#	10,531	289,813
Triple - S Management Corp., Class B†	16,348	299,332
WellCare Health Plans, Inc.†#	33,611	916,236

		5,761,618

Medical - Hospitals — 0.0%
MedCath Corp.†	12,446	113,632
Select Medical Holdings Corp.†	26,826	217,291

		330,923

Medical - Nursing Homes — 0.3%
Assisted Living Concepts, Inc.†#	8,005	265,366
Kindred Healthcare, Inc.†	31,051	481,601
National Healthcare Corp.#	6,366	222,173
Odyssey HealthCare, Inc.†#	26,205	696,005
Skilled Healthcare Group, Inc. Class A†#	15,463	127,261
Sun Healthcare Group, Inc.†	34,702	316,135
The Ensign Group, Inc.	8,749	159,494

		2,268,035

Medical - Outpatient/Home Medical — 0.5%
Air Methods Corp.†	8,645	284,680
Allied Healthcare International, Inc.†	35,811	95,615
Almost Family, Inc.†	6,392	232,477
Amedisys, Inc.†#	21,771	1,082,454
America Service Group, Inc.	6,576	120,998
Amsurg Corp.†	24,404	483,199
Continucare Corp.†	23,305	90,190
Gentiva Health Services, Inc.†	23,037	636,512
LHC Group, Inc.†#	12,067	371,664
NovaMed, Inc.†#	15,898	59,777
Res - Care, Inc.†	20,054	225,608

		3,683,174

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.7%
Ampco - Pittsburgh Corp.	6,764	$156,722
CIRCOR International, Inc.#	13,507	401,428
Dynamic Materials Corp.#	10,230	162,759
Hawk Corp., Class A†#	4,365	99,915
Haynes International, Inc.	9,583	304,260
Kaydon Corp.	26,449	992,896
Ladish Co,. Inc.†	12,658	319,994
LB Foster Co., Class A†#	8,072	226,581
Mueller Industries, Inc.#	29,568	783,848
North American Galvanizing & Coatings, Inc.†	10,115	75,761
RBC Bearings, Inc.†	17,279	483,812
RTI International Metals, Inc.†#	23,898	633,536
Sun Hydraulics Corp.#	9,873	257,093
Worthington Industries, Inc.#	47,950	705,824

		5,604,429

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†#	13,244	196,938
Lawson Products, Inc.	3,195	43,995
Olympic Steel, Inc.#	7,207	198,625

		439,558

Metal Products - Fasteners — 0.0%
The Eastern Co.#	4,749	65,299

Metal - Aluminum — 0.1%
Century Aluminum Co.†	45,152	474,547
Kaiser Aluminum Corp.	11,634	435,461

		910,008

Metal - Diversified — 0.1%
Hecla Mining Co.†#	188,339	1,013,264

Mining — 0.1%
Allied Nevada Gold Corp.†	43,883	839,921

Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.#	7,342	104,036
China Fire & Security Group, Inc.†#	11,156	136,661
Freightcar America, Inc.#	9,491	254,549
John Bean Technologies Corp.	21,926	376,908
Movado Group, Inc.†#	12,887	158,252
NL Industries, Inc.#	5,416	37,533
Portec Rail Products, Inc.	5,427	62,139
Trimas Corp.†	12,243	123,532

		1,253,610

Motion Pictures & Services — 0.0%
Ascent Media Corp., Class A† Class A	11,204	296,794

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†#	20,889	116,143
Nighthawk Radiology Holdings, Inc.†#	14,956	47,710
RadNet, Inc.†#	23,218	68,725
Virtual Radiologic Corp.†#	5,014	84,636

		317,214

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	39,346	1,131,591

Multimedia — 0.1%
EW Scripps Co., Class A†#	24,013	212,035
Journal Communications, Inc., Class A†	32,696	164,788
Martha Stewart Living Omnimedia, Inc., Class A†#	21,086	126,516

		503,339

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Music — 0.0%
Steinway Musical Instruments, Inc.†#	5,366	$100,881

Networking Products — 1.0%
Acme Packet, Inc.†	32,481	952,018
Adaptec, Inc.†	96,957	281,175
Anixter International, Inc.†#	23,699	1,125,703
Atheros Communications, Inc.†	53,572	1,821,448
BigBand Networks, Inc.†	28,249	80,510
Black Box Corp.	13,957	411,592
Extreme Networks, Inc.†	70,687	202,165
Infinera Corp.†#	66,831	470,490
Ixia†	24,987	249,870
LogMeIn, Inc.†	5,905	150,341
Netgear, Inc.†	27,368	621,527
Parkervision, Inc.†#	29,138	51,283
Polycom, Inc.†#	66,735	2,004,052

		8,422,174

Non - Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	16,056	405,575
Horsehead Holding Corp†	34,488	359,710
Uranerz Energy Corp.†	41,495	64,732
Uranium Energy Corp.†#	44,768	115,054
USEC, Inc.†	89,437	472,227

		1,417,298

Non - Hazardous Waste Disposal — 0.0%
Waste Services, Inc.†	14,161	159,028

Office Furnishings - Original — 0.4%
Herman Miller, Inc.	45,343	871,946
HNI Corp.	35,728	1,095,420
Interface, Inc. Class A	38,640	455,372
Knoll, Inc.#	37,431	553,605
Steelcase, Inc., Class A	56,847	476,378

		3,452,721

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	43,424	306,573
Ennis, Inc.	20,604	362,424
The Standard Register Co.#	13,942	55,629

		724,626

Oil & Gas Drilling — 0.3%
Atlas Energy, Inc.†	53,749	1,659,769
Bronco Drilling Co., Inc.†#	18,849	68,799
Hercules Offshore, Inc.†#	91,265	284,747
Parker Drilling Co.†	92,392	444,405
Pioneer Drilling Co.†	36,754	217,951
Vantage Drilling Co.†#	61,977	97,924

		2,773,595

Oil Companies - Exploration & Production — 1.9%
Apco Oil and Gas International, Inc.#	7,265	205,236
Approach Resource, Inc.†	9,555	68,509
Arena Resources, Inc.†	30,417	1,000,111
ATP Oil & Gas Corp.†#	31,615	336,384
Berry Petroleum Co., Class A#	40,312	1,239,191
Bill Barrett Corp.†#	30,569	995,327
BPZ Energy, Inc.†	73,661	377,144
Brigham Exploration Co.†	92,565	1,590,267
Carrizo Oil & Gas, Inc.†#	24,439	433,548
Clayton Williams Energy, Inc.†#	4,685	212,699
Contango Oil & Gas Co.†	9,639	484,649
CREDO Petroleum Corp.†	5,592	47,588
Cubic Energy, Inc.†#	21,517	19,150

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
DLB Oil & Gas, Inc.†(4)(5)	3,000	$0
Delta Petroleum Corp.†#	141,585	167,070
Endeavour International Corp.†#	112,080	153,550
FX Energy, Inc.†	33,794	121,658
Georesources Inc.†	6,991	100,111
GMX Resources, Inc.†#	24,848	169,463
Goodrich Petroleum Corp.†#	19,496	238,631
Gran Tierra Energy, Inc.†#	162,171	856,263
Gulfport Energy Corp.†	20,885	274,220
Harvest Natural Resources, Inc.†	26,264	198,819
Isramco, Inc.†#	857	43,716
McMoRan Exploration Co.†	64,920	697,890
Northern Oil And Gas, Inc.†	33,321	480,822
Oilsands Quest, Inc.†	186,019	133,785
Panhandle Oil and Gas, Inc.#	5,695	143,172
Penn Virginia Corp.#	36,128	790,842
PetroCorp, Inc.(4)(5)	2,364	0
Petroleum Development Corp.†	15,299	315,159
Petroquest Energy, Inc.†#	40,751	255,916
PrimeEnergy Corp.†#	445	8,869
Rex Energy Corp†	23,943	250,204
Rosetta Resources, Inc.†	41,610	912,507
Stone Energy Corp.†#	33,152	444,568
Swift Energy Co.†#	29,772	823,196
Toreador Resources Corp.†	19,855	139,779
Vaalco Energy, Inc.	46,380	247,669
Venoco, Inc.†	14,350	207,645
W&T Offshore, Inc.	27,032	263,292
Warren Resources, Inc.†#	56,242	169,851
Zion Oil & Gas, Inc.†#	11,628	61,047

		15,679,517

Oil Companies - Integrated — 0.0%
Delek US Holdings, Inc.#	10,084	66,857

Oil Field Machinery & Equipment — 0.4%
Bolt Technology Corp.†#	6,882	59,942
Complete Production Services, Inc.†	46,432	604,080
Dril - Quip, Inc.†#	23,143	1,127,295
Gulf Island Fabrication, Inc.	9,739	177,932
Lufkin Industries, Inc.	11,830	943,206
Natural Gas Services Group, Inc.†	9,628	154,626
T - 3 Energy Services, Inc.†	10,004	266,807

		3,333,888

Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.#	6,484	43,767
Cheniere Energy, Inc.†#	44,771	126,702
CVR Energy, Inc.†	18,331	138,582
Sulphco, Inc.†#	61,129	19,928
Western Refining, Inc.†#	32,415	170,503

		499,482

Oil - Field Services — 0.7%
Allis - Chalmers Energy, Inc.†	46,984	135,314
Basic Energy Services, Inc.†#	18,008	146,945
Boots & Coots, Inc.†	62,236	183,596
Cal Dive International, Inc.†	35,658	196,832
CARBO Ceramics, Inc.#	15,352	993,274
Global Industries, Ltd.†#	79,415	414,546
Hornbeck Offshore Services, Inc.†	18,246	278,799
Key Energy Services, Inc.†	98,383	940,542
Matrix Service Co.†	20,817	204,839
Newpark Resources, Inc.†	70,576	453,098
RPC, Inc.#	22,409	252,998
Superior Well Services, Inc.†	14,323	216,421

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services (continued)
TETRA Technologies, Inc.†	59,908	$602,675
Union Drilling, Inc.†#	9,153	49,792
Willbros Group, Inc.†	31,424	291,929

		5,361,600

Paper & Related Products — 0.6%
Boise, Inc.†#	23,269	142,872
Buckeye Technologies, Inc.†#	30,768	372,908
Cellu Tissue Holdings, Inc.†	6,607	59,859
Clearwater Paper Corp.†#	9,039	553,458
Domtar Corp.#	33,059	2,023,211
Glatfelter#	36,234	420,314
KapStone Paper and Packaging Corp.†	26,174	289,223
Neenah Paper, Inc.	11,662	220,878
Orchids Paper Products Co.†	4,350	59,682
Schweitzer - Mauduit International, Inc.	14,086	777,547
Wausau Paper Corp.†	34,619	302,224

		5,222,176

Pastoral & Agricultural — 0.0%
AgFeed Industries, Inc.†#	24,271	81,551

Patient Monitoring Equipment — 0.2%
CardioNet ,Inc.†#	18,910	145,985
Insulet Corp.†	28,022	408,280
Masimo Corp.	40,377	893,947
Somanetics Corp.†	9,590	172,812

		1,621,024

Pharmacy Services — 0.2%
BioScrip, Inc.†	30,872	200,359
Catalyst Health Solutions, Inc.†	29,188	1,117,609
Clarient, Inc.†	25,909	78,504
Ironwood Pharmaceuticals, Inc.†	15,258	179,129

		1,575,601

Photo Equipment & Supplies — 0.2%
Eastman Kodak Co.†	213,496	1,204,117

Physical Therapy/Rehabilitation Centers — 0.5%
Healthsouth Corp.†#	74,276	1,475,121
Psychiatric Solutions, Inc.†	44,766	1,449,523
RehabCare Group, Inc.†	19,628	570,979
U.S. Physical Therapy, Inc.†	9,247	154,332

		3,649,955

Physicians Practice Management — 0.1%
American Dental Partners, Inc.†	12,198	146,254
Healthways, Inc.†	26,819	380,293
IPC The Hospitalist Co., Inc.†	12,810	374,949

		901,496

Pipelines — 0.0%
Crosstex Energy, Inc.†	32,208	217,726

Platinum — 0.1%
Stillwater Mining Co.†	32,524	430,618

Pollution Control — 0.0%
Fuel Tech, Inc.†	14,075	86,280

Poultry — 0.1%
Sanderson Farms, Inc.#	18,557	1,017,851

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	26,271	324,709
Energy Conversion Devices, Inc.†#	36,414	202,280
Evergreen Solar, Inc.†#	149,491	142,016

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment (continued)
Generac Holdings, Inc.†	14,926	$164,037
Powell Industries, Inc.†	6,190	181,955
Power - One, Inc.#	61,278	478,581
PowerSecure International, Inc.†#	14,528	137,290
SatCon Technology Corp.†	55,908	137,534
Vicor Corp.†#	15,522	189,368

		1,957,770

Precious Metals — 0.1%
Coeur d’Alene Mines Corp.†	70,088	1,058,329
Paramount Gold and Silver Corp.†#	65,459	101,461

		1,159,790

Printing - Commercial — 0.3%
Cenveo, Inc.†	42,624	314,565
Consolidated Graphics, Inc.†	7,784	357,597
Multi - Color Corp.	8,240	95,419
Valassis Communications, Inc.†#	38,279	1,397,949

		2,165,530

Private Corrections — 0.1%
Cornell Cos., Inc.†	8,786	237,573
The Geo Group, Inc.†#	40,697	858,707

		1,096,280

Protection/Safety — 0.1%
Landauer, Inc.	7,442	453,367

Publishing - Books — 0.1%
Courier Corp.	8,031	127,131
Scholastic Corp.	17,934	468,974

		596,105

Publishing - Newspapers — 0.0%
Dolan Media Co.†#	23,843	293,269

Publishing - Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†#	17,036	64,566
Primedia, Inc.#	13,289	49,302
Value Line, Inc.#	1,072	21,226

		135,094

Racetracks — 0.1%
Churchill Downs, Inc.#	7,564	253,621
Speedway Motorsports, Inc.#	10,385	151,413

		405,034

Real Estate Investment Trusts — 6.7%
Acadia Realty Trust	31,571	564,805
Agree Realty Corp.	6,825	162,503
Alexander’s, Inc.	1,634	530,021
American Campus Communities, Inc.#	41,538	1,111,972
American Capital Agency Corp.#	17,394	456,766
Anworth Mortgage Asset Corp.#	90,266	612,003
Apollo Commercial Real Estate Finance, Inc.	7,956	134,775
Ashford Hospitality Trust, Inc.†	36,486	290,064
Associated Estates Realty Corp.	22,453	307,831
BioMed Realty Trust, Inc.	90,388	1,537,500
CapLease, Inc.#	45,522	232,617
Capstead Mortage Corp.#	55,093	629,162
CBL & Associates Properties, Inc.	109,744	1,568,242
Cedar Shopping Centers, Inc.	38,325	263,293
Chesapeake Lodging Trust†#	5,970	105,908
Cogdell Spencer, Inc.	27,671	185,672
Colonial Properties Trust#	55,790	841,313
Cousins Properties, Inc.	59,098	455,646

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
CreXus Investment Corp.	10,818	$140,959
Cypress Sharpridge Investments, Inc.#	13,138	171,976
DCT Industrial Trust, Inc.#	162,657	787,260
Developers Diversified Realty Corp.	163,411	1,869,422
DiamondRock Hospitality Co.†	104,524	955,349
Dupont Fabros Technology, Inc.	30,635	782,418
Dynex Capital, Inc.	10,255	96,602
EastGroup Properties, Inc.#	21,349	789,486
Education Realty Trust, Inc.	45,135	287,059
Entertainment Properties Trust#	37,005	1,514,985
Equity Lifestyle Properties, Inc.	20,111	1,041,750
Equity One, Inc.	27,720	475,952
Extra Space Storage, Inc.	68,766	1,034,241
FelCor Lodging Trust, Inc.†	51,497	348,120
First Industrial Realty Trust, Inc.†	44,625	298,541
First Potomac Reality Trust	30,111	442,632
Franklin Street Properties Corp.	53,154	656,452
Getty Realty Corp.#	16,447	367,097
Gladstone Commercial Corp.#	6,817	110,708
Glimcher Realty Trust#	49,116	341,847
Gramercy Capital Corp.†#	33,907	53,912
Hatteras Financial Corp.#	28,811	798,065
Healthcare Realty Trust, Inc.	49,589	1,137,076
Hersha Hospitality Trust	96,385	465,540
Highwoods Properties, Inc.#	56,389	1,661,220
Home Properties, Inc.#	27,587	1,341,556
Inland Real Estate Corp.#	55,892	465,580
Invesco Mortgage Capital, Inc.#	20,483	421,745
Investors Real Estate Trust	58,103	507,239
iStar Financial, Inc.†#	75,001	455,256
Kilroy Realty Corp.#	41,628	1,369,561
Kite Realty Group Trust	36,837	180,501
LaSalle Hotel Properties	55,568	1,250,280
Lexington Realty Trust#	84,333	523,708
LTC Properties, Inc.#	18,448	473,929
Medical Properties Trust, Inc.	88,534	845,500
MFA Mtg. Investments, Inc.#	223,110	1,635,396
Mid - America Apartment Communities, Inc.	23,967	1,309,317
Mission West Properties, Inc.	14,058	94,329
Monmouth Real Estate Invesment Corp.#	20,744	149,979
National Health Investors, Inc.#	20,662	850,861
National Retail Properties, Inc.#	63,625	1,398,478
NorthStar Realty Finance Corp.	52,810	166,352
Omega Healthcare Investors, Inc.	70,644	1,402,990
Parkway Properties, Inc.	17,211	290,005
Pebblebrook Hotel Trust†	14,979	307,369
Pennsylvania Real Estate Investment Trust#	39,271	541,547
Post Properties, Inc.	38,561	967,110
Potlatch Corp.#	31,638	1,102,268
PS Business Parks, Inc.	14,236	767,463
RAIT Investment Trust†#	63,336	158,973
Ramco - Gershenson Properties Trust	25,490	275,547
Redwood Trust, Inc.	61,692	937,101
Resource Capital Corp.	27,488	154,208
Saul Centers, Inc.	5,111	196,007
Sovran Self Storage, Inc.	21,885	788,517
Strategic Hotels & Resorts, Inc.†	120,427	590,092
Sun Communities, Inc.	13,147	388,888
Sunstone Hotel Investors, Inc.†	78,142	861,906
Tanger Factory Outlet Centers, Inc.#	32,052	1,334,004
Terreno Realty Corp.†	6,965	125,718
U - Store - It Trust	63,347	520,712
UMH Properties, Inc.#	7,821	71,171
Universal Health Realty Income Trust	8,823	287,365

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	16,240	$271,858
Walter Investment Management Corp.	18,331	298,795
Washington Real Estate Investment Trust#	46,370	1,362,351
Winthrop Realty Trust	11,955	153,024

		54,213,318

Real Estate Management/Services — 0.0%
Colony Financial, Inc.	11,437	208,039
United Capital Corp.†#	1,531	34,493

		242,532

Real Estate Operations & Development — 0.3%
American Realty Investors, Inc.†#	2,057	17,546
Avatar Holdings, Inc.†	6,208	129,064
Consolidated - Tomoka Land Co.#	4,309	128,193
Forestar Real Estate Group, Inc.†#	28,543	523,764
Government Properties Income Trust	13,336	355,004
Hilltop Holdings, Inc.†	31,553	334,778
Starwood Property Trust, Inc.	36,970	673,963
Transcontinental Realty Investors, Inc.†#	1,091	10,223

		2,172,535

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	32,056	1,189,598
Town Sports International Holdings, Inc.†#	15,432	45,833

		1,235,431

Recreational Vehicles — 0.2%
Polaris Industries, Inc.	24,371	1,430,578

Recycling — 0.0%
Metalico, Inc.†	26,376	130,825

Registered Investment Companies — 0.0%
Solar Capital, Ltd.	4,458	95,134

Rental Auto/Equipment — 0.6%
Avis Budget Group, Inc.†#	81,022	960,111
Dollar Thrifty Automotive Group, Inc.†	22,675	1,058,922
Electro Rent Corp.	14,261	193,807
H&E Equipment Services, Inc.†#	21,733	217,113
McGrath RentCorp	18,888	441,224
Rent - A - Center, Inc.†	52,559	1,272,979
RSC Holdings, Inc.†	39,020	285,236
United Rentals, Inc.†	47,863	581,535

		5,010,927

Research & Development — 0.2%
Albany Molecular Research, Inc.†	18,608	119,463
Kendle International, Inc.†	11,821	166,676
Parexel International Corp.†#	45,798	1,021,525

		1,307,664

Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	11,427	54,850
Great Wolf Resorts, Inc.†	22,120	55,521
Vail Resorts, Inc.†	23,417	974,381

		1,084,752

Retail - Apparel/Shoe — 2.1%
AnnTaylor Stores Corp.†#	46,616	1,009,236
Bebe Stores, Inc.	19,035	130,390
Brown Shoe Co., Inc.	33,089	551,925
Cato Corp., Class A	22,017	522,463
Charming Shoppes, Inc.†#	91,871	418,932
Christopher & Banks Corp.	28,552	261,536

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Apparel/Shoe (continued)
Collective Brands, Inc.†	50,999	$1,141,358
Destination Maternity Corp.†#	3,756	100,886
Dress Barn, Inc.†	49,929	1,367,555
DSW, Inc., Class A†	9,653	278,779
Genesco, Inc.†	19,144	595,761
Gymboree Corp.†#	23,231	1,035,638
Hot Topic, Inc.	35,038	194,811
J Crew Group, Inc.†#	40,027	1,826,832
JOS. A. Bank Clothiers, Inc.†#	14,561	883,561
Kenneth Cole Productions, Inc., Class A†	6,044	71,138
Liz Claiborne, Inc.†#	75,690	463,980
Lululemon Athletica, Inc.†#	32,360	1,322,230
New York & Co., Inc.†	19,948	76,201
Pacific Sunwear of California, Inc.†#	52,322	212,951
Rue21, Inc.†	5,385	182,821
Shoe Carnival, Inc.†#	7,146	179,150
Stein Mart, Inc.†	20,339	162,102
Syms Corp.†#	5,237	37,497
Talbots, Inc.†#	23,644	355,606
The Buckle, Inc.#	20,298	721,594
The Children’s Place Retail Stores, Inc.†	17,573	828,215
The Finish Line, Inc., Class A	33,652	560,306
The Men’s Wearhouse, Inc.#	41,471	901,580
Wet Seal, Inc., Class A†	77,185	316,458

		16,711,492

Retail - Appliances — 0.0%
Conn’s, Inc.†	7,935	59,354
Hhgregg, Inc.†#	10,134	304,121

		363,475

Retail - Auto Parts — 0.1%
The Pep Boys - Manny, Moe & Jack#	38,758	477,886

Retail - Automobile — 0.2%
America’s Car - Mart, Inc.†	7,898	191,289
Asbury Automotive Group, Inc.†	25,603	338,472
Group 1 Automotive, Inc.†#	19,157	544,825
Lithia Motors, Inc., Class A#	16,368	133,726
Rush Enterprises, Inc., Class A†#	25,430	386,282
Sonic Automotive, Inc.†#	24,484	242,147

		1,836,741

Retail - Bookstores — 0.0%
Books - A - Million, Inc.#	5,588	39,395
Borders Group, Inc.†#	38,915	76,663

		116,058

Retail - Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†#	11,493	339,158

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†#	45,447	283,589

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	7,516	51,109
PC Mall, Inc.†#	8,223	41,279
Systemax, Inc.#	8,121	156,654

		249,042

Retail - Consumer Electronics — 0.0%
Rex Stores Corp.†#	6,087	109,566

Security Description	Shares	Value (Note 2)

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.#	40,460	$1,491,760
Susser Holdings Corp.†#	6,095	61,133
The Pantry, Inc.†	17,888	273,508

		1,826,401

Retail - Discount — 0.3%
99 Cents Only Stores†	37,307	570,051
Citi Trends, Inc.†	11,686	398,259
Fred’s, Inc.#	31,872	436,327
HSN, Inc.†	31,620	852,159
Tuesday Morning Corp.†#	23,865	135,076

		2,391,872

Retail - Fabric Store — 0.1%
Jo - Ann Stores, Inc.†#	21,055	961,792

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	28,570	1,935,903

Retail - Hair Salons — 0.1%
Regis Corp.#	45,460	836,009

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.#	14,095	228,480
Kirkland’s, Inc.†	9,877	212,553
Pier 1 Imports, Inc.†	91,716	729,142

		1,170,175

Retail - Jewelry — 0.0%
Fuqi International, Inc.†#	9,743	90,123
Zale Corp.†#	18,943	51,146

		141,269

Retail - Leisure Products — 0.0%
West Marine, Inc.†#	11,379	126,648

Retail - Mail Order — 0.0%
Sport Supply Group, Inc.	7,326	98,388

Retail - Major Department Stores — 0.1%
Saks, Inc.†	100,419	921,846

Retail - Misc./Diversified — 0.1%
Gaiam, Inc.#	12,826	101,582
Pricesmart, Inc.	12,715	305,287

		406,869

Retail - Office Supplies — 0.1%
OfficeMax, Inc.†#	60,731	1,082,834

Retail - Pawn Shops — 0.2%
Cash America International, Inc.#	23,514	868,842
EZCORP, Inc., Class A†	36,016	659,453
First Cash Financial Services, Inc.†	18,283	384,492

		1,912,787

Retail - Perfume & Cosmetics — 0.2%
Sally Beauty Holdings, Inc.†#	74,783	703,708
Ulta Salon Cosmetics & Fragrance, Inc.†#	22,020	563,272

		1,266,980

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	18,577	366,338

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	46,916	1,221,224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Regional Department Stores — 0.2%
Dillard’s, Inc., Class A#	40,764	$1,169,519
Retail Ventures, Inc.†	19,827	199,658
Stage Stores, Inc.	30,217	428,175

		1,797,352

Retail - Restaurants — 1.5%
AFC Enterprises, Inc.†	20,131	210,570
Benihana, Inc. Class A†#	10,472	60,842
Biglari Holdings, Inc.†	991	301,363
BJ’s Restaurants, Inc.†#	15,601	361,787
Bob Evans Farms, Inc.	24,437	709,651
Buffalo Wild Wings, Inc.†	14,315	528,224
California Pizza Kitchen, Inc.†	15,379	280,359
Caribou Coffee Co., Inc.†#	5,443	54,702
Carrols Restaurant Group, Inc.†	8,972	56,254
CEC Entertainment, Inc.†	18,328	741,184
CKE Restaurants, Inc.	38,846	480,137
Cracker Barrel Old Country Store, Inc.#	17,995	896,691
Denny’s Corp.†	76,493	241,718
DineEquity, Inc.†#	13,995	472,611
Domino’s Pizza, Inc.†	29,317	381,121
Einstein Noah Restaurant Group, Inc.†#	3,803	49,173
Frisch’s Restaurants, Inc.#	1,769	37,061
Jack in the Box, Inc.†	45,439	1,019,651
Krispy Kreme Doughnuts, Inc.†#	46,537	172,187
Landry’s Restaurants, Inc.†#	5,821	139,529
Luby’s, Inc.†#	16,076	63,018
McCormick & Schmick’s Seafood Restaurants, Inc.†	11,814	103,136
O’Charley’s, Inc.†	13,798	102,795
Papa John’s International, Inc.†#	17,352	430,850
PF Chang’s China Bistro, Inc.#	18,875	820,496
Red Robin Gourmet Burgers, Inc.†#	12,360	254,740
Ruby Tuesday, Inc.†#	51,770	557,045
Ruth’s Hospitality Group, Inc.†#	22,368	108,261
Sonic Corp.†#	48,341	509,998
Texas Roadhouse, Inc., Class A†#	39,805	581,153
The Cheesecake Factory, Inc.†#	47,830	1,219,665

		11,945,972

Retail - Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.#	17,125	253,279
Cabela’s Inc., Class A†#	31,768	546,727
Hibbett Sports, Inc.†	22,743	586,087
Zumiez, Inc.†	16,127	276,094

		1,662,187

Retail - Toy Stores — 0.0%
Build - A - Bear Workshop, Inc.†	13,385	113,237

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	17,933	88,948
Emeritus Corp.†#	15,766	319,892
Sunrise Senior Living, Inc.†	39,564	168,938

		577,778

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	46,929	887,427

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.#	25,071	225,138

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	11,716	327,697
GeoEye, Inc.†#	16,799	533,704

Security Description	Shares	Value (Note 2)

Satellite Telecom (continued)
Hughes Communications, Inc.†	7,085	$183,997
Loral Space & Communications, Inc.†	8,523	340,409

		1,385,807

Savings & Loans/Thrifts — 1.1%
Abington Bancorp, Inc.	17,414	154,636
Astoria Financial Corp.	68,069	1,012,867
Beneficial Mutual Bancorp, Inc.†#	25,997	268,029
Berkshire Hills Bancorp, Inc.#	10,911	199,017
Brookline Bancorp, Inc.#	46,992	468,040
Brooklyn Fed Bancorp, Inc.#	2,443	13,681
Cape Bancorp, Inc.†#	9,369	66,801
Cheviot Financial Corp.#	2,223	17,673
Chicopee Bancorp, Inc.†#	5,142	60,161
Clifton Savings Bancorp, Inc.#	7,384	64,979
Danvers Bancorp, Inc.#	17,369	274,951
Dime Community Bancshares	20,557	262,307
ESB Financial Corp.	7,315	99,411
Essa Bancorp, Inc.#	11,300	141,702
First Defiance Financial Corp.	6,462	69,983
First Financial Holdings, Inc.#	12,653	177,395
First Financial Northwest, Inc.#	13,441	64,651
Flagstar Bancorp, Inc.†	8,780	44,602
Flushing Financial Corp.#	23,972	324,581
Fox Chase Bancorp, Inc.†#	4,288	46,096
Heritage Financial Group#	1,591	19,537
Home Bancorp, Inc.†#	7,106	96,926
Home Federal Bancorp, Inc.#	13,293	203,516
Investors Bancorp, Inc.†	37,424	511,212
K - Fed Bancorp#	3,187	31,870
Kearny Financial Corp.#	14,446	126,980
Kentucky First Federal Bancorp#	2,417	23,952
Legacy Bancorp, Inc.#	5,865	51,377
Meridian Intst Bancorp, Inc.†#	7,767	89,010
NASB Financial, Inc.#	2,743	46,878
NewAlliance Bancshares, Inc.	85,010	1,000,568
Northeast Community Bancorp, Inc.#	4,685	26,986
Northfield Bancorp, Inc.#	15,418	224,178
Northwest Bancshares, Inc.	30,757	357,704
OceanFirst Financial Corp.	10,424	127,486
Oritani Financial Corp.	8,046	117,391
Provident Financial Services, Inc.#	47,632	588,732
Provident New York Bancorp, Inc.#	27,554	250,466
Prudential Bancorp, Inc.	2,977	19,351
Rockville Financial, Inc.#	6,569	79,222
Roma Financial Corp.#	6,614	76,392
Territorial Bancorp, Inc.	9,738	192,228
United Financial Bancorp, Inc.	13,083	177,405
ViewPoint Financial Group#	8,077	128,263
Waterstone Financial, Inc.†#	5,672	20,816
Westfield Financial, Inc.	23,549	200,402
WSFS Financial Corp.#	5,632	227,139

		8,847,550

Schools — 0.5%
American Public Education, Inc.†#	14,447	590,738
Bridgepoint Education, Inc.†#	11,041	238,154
Capella Education Co.†#	11,586	995,353
ChinaCast Education Corp.†	26,997	178,450
Corinthian Colleges, Inc.†#	63,719	853,197
Grand Canyon Education, Inc.†#	12,564	308,572
K12, Inc.†#	19,777	494,820
Learning Tree International, Inc.†	5,964	70,614

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools (continued)
Lincoln Educational Services Corp.†	7,711	$183,753
Nobel Learning Communities, Inc.†#	3,249	21,476
Princeton Review, Inc.†	16,939	40,654
Universal Technical Institute, Inc.†	15,721	385,951

		4,361,732

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†#	6,209	139,578
Geokinetics, Inc.†#	7,801	41,579
ION Geophysical Corp.†#	108,738	590,447
T.G.C. Industries, Inc.†#	11,046	37,336

		808,940

Semiconductor Components - Integrated Circuits — 0.7%
Anadigics, Inc.†#	50,284	204,656
Cirrus Logic, Inc.†	51,936	738,270
Emulex Corp.†	66,027	691,963
Exar Corp.†	28,024	196,168
Hittite Microwave Corp.†	17,044	779,422
Micrel, Inc.	36,068	400,535
Pericom Semiconductor Corp.†	20,146	199,446
Power Integrations, Inc.#	18,957	644,159
Sigma Designs, Inc.†	24,466	254,936
Standard Microsystems Corp.†	17,481	399,965
TriQuint Semiconductor, Inc.†	123,551	867,328

		5,376,848

Semiconductor Equipment — 0.8%
ATMI, Inc.†	24,962	404,384
Brooks Automation, Inc.†	51,185	425,859
Cabot Microelectronics Corp.†#	18,636	683,941
Cohu, Inc.	18,583	260,348
Entegris, Inc.†	103,542	559,127
Formfactor, Inc.†#	39,280	505,534
Kulicke and Soffa Industries, Inc.†#	54,376	378,457
MKS Instruments, Inc.†	39,233	779,167
Photronics, Inc.†	42,162	213,340
Rudolph Technologies, Inc.†	24,543	217,942
Tessera Technologies, Inc.†	38,714	672,849
Ultratech, Inc.†	18,793	261,974
Veeco Instruments, Inc.†#	32,274	1,231,899

		6,594,821

Shipbuilding — 0.0%
Todd Shipyards Corp.#	4,590	66,922

Software Tools — 0.0%
ArcSight ,Inc.†#	14,649	317,297

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	122,426	530,104
Northwest Pipe Co.†#	7,352	151,010
Omega Flex, Inc.#	2,193	28,904

		710,018

Steel - Producers — 0.0%
General Steel Holdings, Inc.†#	16,362	44,996

Steel - Specialty — 0.0%
China Precision Steel, Inc.†#	24,649	42,396
Sutor Technology Group, Ltd.†#	6,479	14,254
Universal Stainless & Alloy Products, Inc.†	5,359	110,449

		167,099

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	28,233	451,728

Security Description	Shares	Value (Note 2)

Sugar — 0.0%
Imperial Sugar Co.#	9,720	$102,643

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†#	34,559	1,059,579

Telecom Equipment - Fiber Optics — 0.2%
Harmonic, Inc.†	76,151	440,914
IPG Photonics Corp.†	18,383	309,202
KVH Industries, Inc.†	11,914	155,359
Oplink Communications, Inc.†	16,298	233,387
Sycamore Networks, Inc.	15,322	269,974

		1,408,836

Telecom Services — 0.6%
Aviat Networks, Inc.†	46,958	207,085
Cbeyond, Inc.†#	19,392	303,097
Consolidated Communications Holdings, Inc.#	18,548	320,324
Global Crossing Ltd†#	23,100	314,391
Knology, Inc.†	23,641	282,746
MasTec, Inc.†#	41,460	482,180
Neutral Tandem, Inc.†#	26,121	351,066
NTELOS Holdings Corp.#	24,037	431,464
PAETEC Holding Corp.†	97,722	413,364
Premiere Global Services, Inc.†	48,312	385,530
RCN Corp.†	29,032	421,690
SAVVIS, Inc.†	28,767	539,525
USA Mobility, Inc.#	17,995	253,370

		4,705,832

Telecommunication Equipment — 0.9%
ADC Telecommunications, Inc.†	76,908	635,260
ADTRAN, Inc.#	43,983	1,206,454
Anaren, Inc.†	11,564	166,868
Applied Signal Technology, Inc.	10,342	182,433
Arris Group, Inc.†	98,629	1,081,960
Communications Systems, Inc.#	4,862	53,239
Comtech Telecommunications Corp.†#	22,392	645,113
CPI International, Inc.†	5,837	89,540
Network Equipment Technologies, Inc.†#	23,222	104,731
OpNext, Inc.†#	22,131	44,262
Plantronics, Inc.	38,921	1,165,295
Preformed Line Products Co.	1,777	55,656
ShoreTel, Inc.†#	35,194	187,584
Sonus Networks, Inc.†#	164,170	426,842
Symmetricom, Inc.†	34,731	181,643
Tekelec†	52,989	759,597
UTStarcom, Inc.†	90,118	185,643

		7,172,120

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	35,168	290,839
Atlantic Tele - Network, Inc.	7,116	297,520
Cincinnati Bell, Inc.†	161,581	513,828
General Communication, Inc., Class A†	33,461	191,731
HickoryTech Corp.#	10,381	72,667
Shenandoah Telecom Co.#	18,816	318,555
SureWest Communications†#	11,368	69,686

		1,754,826

Television — 0.1%
Belo Corp., Class A†	71,062	516,621
Lin TV Corp., Class A†	21,401	140,605
Sinclair Broadcast Group, Inc., Class A†#	34,079	226,114

		883,340

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Textile - Apparel — 0.1%
Cherokee, Inc.#	6,055	$124,067
Perry Ellis International, Inc.†	7,449	179,223
Unifi, Inc.†	35,518	140,296

		443,586

Theaters — 0.1%
Carmike Cinemas, Inc.†#	8,743	97,047
Cinemark Holdings, Inc.#	25,662	410,336
National CineMedia, Inc.#	33,528	586,405
Reading International, Inc.†#	13,786	55,971

		1,149,759

Therapeutics — 0.7%
Allos Therapeutics, Inc.†#	57,447	411,320
AVANIR Pharmaceuticals Inc., Class A†#	57,843	138,245
AVI BioPharma, Inc.†#	76,391	109,239
Cornerstone Therapeutics, Inc.†#	5,183	28,817
Cypress Bioscience, Inc.†	30,297	124,824
Dyax Corp.†#	71,621	188,363
Hemispherx Biopharma, Inc.†#	98,324	64,599
Inspire Phamaceuticals, Inc.†	48,857	277,752
Isis Pharmaceuticals, Inc.†#	74,133	682,024
ISTA Pharmaceuticals, Inc.†#	26,439	72,972
Mannkind Corp.†#	46,008	255,804
Nabi Biopharmaceuticals†#	35,633	194,556
Neurocrine Biosciences, Inc.†	37,510	150,040
NPS Pharmaceuticals, Inc.†	46,877	308,919
Onyx Pharmaceuticals, Inc.†	49,130	1,095,108
Osiris Therapeutics, Inc.†	13,334	81,737
Questcor Pharmaceuticals, Inc.†	45,690	432,684
Spectrum Pharmaceuticals, Inc.†#	34,392	138,600
Star Scientific, Inc.†#	71,003	108,635
Theravance, Inc.†#	49,505	629,209

		5,493,447

Tobacco — 0.2%
Alliance One International, Inc.†#	70,828	295,353
Universal Corp.	19,901	813,354
Vector Group, Ltd.#	30,912	485,318

		1,594,025

Toys — 0.1%
Jakks Pacific, Inc.†#	22,231	329,241
Leapfrog Enterprises, Inc.†#	27,040	140,067

		469,308

Transactional Software — 0.5%
ACI Worldwide, Inc†	27,883	532,844
Bottomline Technologies, Inc.†	21,423	350,909
Innerworkings, Inc.†#	19,577	135,669
Solera Holdings, Inc.	55,338	1,919,122
Synchronoss Technologies, Inc.†	15,095	308,542
VeriFone Holdings, Inc.†#	57,425	1,158,836

		4,405,922

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	44,238	248,618
Atlas Air Worldwide Holdings, Inc.†	16,611	868,257

		1,116,875

Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	37,341	367,809
AMERCO†	7,118	388,999
Greenbrier Cos., Inc.†#	17,409	249,123
TAL International Group, Inc.#	12,053	289,151

Security Description	Shares	Value (Note 2)

Transport - Equipment & Leasing (continued)
Textainer Group Holdings, Ltd.#	7,300	$179,215
Willis Lease Finance Corp.†#	3,764	41,404

		1,515,701

Transport - Marine — 0.5%
Cai International, Inc.†	7,732	109,640
DHT Maritime, Inc.#	39,498	163,917
Eagle Bulk Shipping, Inc.†#	49,330	236,291
Genco Shipping & Trading, Ltd.†#	20,497	390,058
General Maritime Corp.#	38,822	268,260
Golar LNG, Ltd.	25,741	294,220
Gulfmark Offshore, Inc.†#	18,114	473,500
Horizon Lines, Inc. Class A	24,022	98,010
International Shipholding Corp.	4,370	104,705
Knightsbridge Tankers, Ltd.#	13,613	235,096
Nordic American Tanker Shipping, Ltd.	37,334	1,060,285
Ship Finance International, Ltd.#	35,447	640,882
Teekay Tankers, Ltd. Class A	13,634	149,292
Ultrapetrol Bahamas, Ltd.†#	17,178	90,184

		4,314,340

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	29,551	1,063,540
RailAmerica, Inc.†	17,521	195,710

		1,259,250

Transport - Services — 0.3%
Bristow Group, Inc.†	28,563	928,298
Dynamex, Inc.†	7,730	118,887
Echo Global Logistics, Inc.†#	4,534	59,486
Hub Group, Inc., Class A†	29,570	904,842
Pacer International, Inc.†#	27,807	226,349
PHI, Inc.†	10,537	185,767
Universal Truckload Services, Inc.†	4,655	80,578

		2,504,207

Transport - Truck — 0.7%
Arkansas Best Corp.#	20,135	470,958
Celadon Group, Inc.†	17,591	239,589
Forward Air Corp.#	23,037	630,523
Heartland Express, Inc.#	40,140	623,976
Knight Transportation, Inc.#	45,499	904,520
Marten Transport, Ltd.†	12,238	272,540
Old Dominion Freight Line, Inc.†	22,142	789,141
Patriot Transportation Holding, Inc.†#	1,020	85,996
Saia, Inc.†	12,631	189,086
USA Truck, Inc.†	6,189	93,083
Werner Enterprises, Inc.#	33,902	764,151
YRC Worldwide, Inc.†#	839,092	298,046

		5,361,609

Travel Services — 0.1%
Ambassadors Group, Inc.#	14,964	174,929
Interval Leisure Group, Inc.†	31,494	425,799
Universal Travel Group†	9,620	80,423

		681,151

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	11,569	336,542

Veterinary Diagnostics — 0.1%
Neogen Corp.†#	15,786	405,858

Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.†	12,512	31,655
Nutraceutical International Corp.†	8,673	122,550

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Vitamins & Nutrition Products (continued)
Omega Protein Corp.†	14,896	$65,989
Schiff Nutrition International, Inc.	8,975	63,723
Synutra International, Inc.†#	14,315	282,864
USANA Health Sciences, Inc.†	4,986	186,726
Vitamin Shoppe, Inc.†	7,241	185,514

		939,021

Water — 0.4%
American States Water Co.	14,710	505,583
Artesian Resources Corp. Class A#	4,937	88,422
California Water Service Group#	15,639	560,345
Connecticut Water Service, Inc.#	6,770	140,816
Consolidated Water Co., Inc.#	11,568	138,700
Middlesex Water Co.#	10,690	179,806
Pennichuck Corp.#	3,673	78,308
PICO Holdings, Inc.†#	17,987	598,787
SJW Corp.#	10,281	248,595
Southwest Water Co.	19,577	201,643
York Water Co.	9,955	129,714

		2,870,719

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	26,707	95,611

Web Hosting/Design — 0.2%
NIC, Inc.	40,120	260,780
Rackspace Hosting, Inc.†#	52,855	930,248
Terremark Worldwide, Inc.†#	46,234	347,217
Web.Com Group, Inc.†	21,006	79,613

		1,617,858

Web Portals/ISP — 0.1%
EarthLink, Inc.#	84,139	722,754
InfoSpace, Inc.†	27,862	229,304

		952,058

Wire & Cable Products — 0.2%
Belden, Inc.	37,075	960,243
Encore Wire Corp.	14,463	285,644
Fushi Copperweld, Inc.†	15,783	156,883
Insteel Industries, Inc.	13,952	176,911
Lihua International, Inc.†#	2,992	26,988

		1,606,669

Wireless Equipment — 0.5%
Aruba Networks, Inc.#	50,217	672,908
EMS Technologies, Inc.	12,107	188,143
Globecomm Systems, Inc.	16,590	133,384
InterDigital, Inc.#	34,796	908,176
Novatel Wireless, Inc.#	24,226	148,990
Powerwave Technologies, Inc.#	105,062	173,352
RF Micro Devices, Inc.	211,608	1,015,718
Viasat, Inc.#	26,349	846,593

		4,087,264

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.	13,741	174,648

Total Common Stock
(cost $860,974,428)		795,317,001

EXCHANGE - TRADED FUNDS — 0.0%
Kayne Anderson Energy Development Fund# (cost $201,787)	8,043	116,302

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS—0.0%
Agricultural Operations — 0.0%
Tejon Ranch Co. Expires 06/14/10†	8,862	$1,507

Oil Companies - Exploration & Production — 0.0%
Zion Oil & Gas, Inc. Expires 06/30/10†	5,957	1489

Total Rights
(cost $0)		2,996

WARRANTS — 0.0%
Energy - Alternate Sources — 0.0%
Greenhunter Energy, Inc.† Expires 09/14/2011 (cost $0)	3	0

Total Long-Term Investment Securities
(cost $861,176,215)		795,436,299

SHORT-TERM INVESTMENT SECURITIES — 16.1%
Collective Investment Pool — 15.8%
Securities Lending Quality Trust(2)(3)	128,309,517	127,820,328

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.17% due 09/16/10(1)	$2,200,000	2,198,922

Total Short-Term Investment Securities
(cost $130,508,405)		130,019,250

REPURCHASE AGREEMENT — 1.9%
State Street Bank & Trust Co., Joint Repurchase Agreement(6) (cost $15,819,000)	15,819,000	15,819,000

TOTAL INVESTMENTS
(cost $1,007,503,620)(7)	116.3%	941,274,549
Liabilities in excess of other assets	(16.3)	(132,256,363)

NET ASSETS —	100.0%	$809,018,186

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(3)	At May 31, 2010, the Fund had loaned securities with a total value of $122,495,109. This was secured by collateral of $128,309,517, which was received in cash and subsequently invested in short-term investments currently valued at $127,820,328 as reported in the Portfolio of Investments. The remaining collateral of $194,284 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	11/31/11 to 08/15/39

(4)	Fair value security. Securities are classified as Level 3 based on the securities value upon inputs, see Note 2.
(5)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
209	Long	Russell 2000 Mini Index	June 2010	$13,508,348	$13,816,990	$308,642

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$50,972,562	$—	$—	$50,972,562
Real Estate Investment Trusts	54,213,318	—	—	54,213,318
Other Industries*	690,131,121	—	0	690,131,121
Exchange-Traded Funds	116,302	—	—	116,302
Rights	2,996	—	—	2,996
Warrants	—	0	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	127,820,328	—	127,820,328
U.S. Government Treasuries	—	2,198,922	—	2,198,922
Repurchase Agreement	—	15,819,000	—	15,819,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	308,642	—	—	308,642

Total	$795,744,941	$145,838,250	$0	$941,583,191

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$203
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	83
Net purchases (sales)	(286)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$0

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	15.9%
Banks — Commercial	7.9
Electric — Integrated	5.0
Consumer Products — Misc.	3.4
Insurance — Reinsurance	3.3
Oil Companies — Exploration & Production	3.1
Retail — Restaurants	2.8
Computers — Memory Devices	2.6
Metal Processors & Fabrication	2.6
Paper & Related Products	2.4
Time Deposit	2.2
Real Estate Investment Trusts	2.1
Human Resources	2.1
Diversified Manufacturing Operations	2.0
Finance — Investment Banker/Broker	1.9
Retail — Apparel/Shoe	1.7
Electronic Components — Semiconductors	1.5
Electronic Components — Misc.	1.4
Apparel Manufacturers	1.3
Gold Mining	1.3
Telecommunication Equipment	1.2
Savings & Loans/Thrifts	1.2
Oil — Field Services	1.2
Semiconductor Equipment	1.2
Retail — Convenience Store	1.1
Computers — Periphery Equipment	1.1
Diversified Operations/Commercial Services	1.1
Insurance — Property/Casualty	1.1
Building & Construction Products — Misc.	1.1
Oil & Gas Drilling	1.0
Machinery — General Industrial	1.0
Funeral Services & Related Items	1.0
Food — Misc.	0.9
Networking Products	0.9
Medical — Outpatient/Home Medical	0.9
Chemicals — Specialty	0.9
Computer Services	0.9
Auto/Truck Parts & Equipment — Original	0.8
Semiconductor Components — Integrated Circuits	0.8
Tobacco	0.8
Aerospace/Defense — Equipment	0.8
Telecom Services	0.7
Transport — Truck	0.7
Investment Management/Advisor Services	0.7
Office Supplies & Forms	0.7
Insurance Brokers	0.7
Food — Retail	0.6
Food — Canned	0.6
Investment Companies	0.6
Home Furnishings	0.6
Electronic Measurement Instruments	0.6
Commercial Services — Finance	0.6
Auto/Truck Parts & Equipment — Replacement	0.6
Transport — Marine	0.5
Computers — Integrated Systems	0.5
Aerospace/Defense	0.5
E-Commerce/Products	0.5
Electric Products — Misc.	0.5
Wire & Cable Products	0.5
Medical — Hospitals	0.5
Medical — HMO	0.5
Web Portals/ISP	0.5
Building — Mobile Home/Manufactured Housing	0.4
Recreational Centers	0.4
Physicians Practice Management	0.4
Private Corrections	0.4
Insurance — Life/Health	0.4
Transport — Services	0.4
Food — Wholesale/Distribution	0.4

Beverages — Wine/Spirits	0.4%
Medical Sterilization Products	0.4
Retail — Consumer Electronics	0.4
Footwear & Related Apparel	0.4
Retail — Hair Salons	0.4
Building — Heavy Construction	0.4
Coatings/Paint	0.4
Retail — Pawn Shops	0.4
Racetracks	0.4
Medical Products	0.4
Silver Mining	0.4
Distribution/Wholesale	0.4
Gas — Distribution	0.4
Toys	0.4
Transport — Equipment & Leasing	0.4
Batteries/Battery Systems	0.4
Engineering/R&D Services	0.4
Machinery — Electrical	0.4
Chemicals — Plastics	0.4
Oil Refining & Marketing	0.4
Publishing — Newspapers	0.4
Diagnostic Kits	0.4
Publishing — Books	0.4
Non-Ferrous Metals	0.3
Transactional Software	0.3
Internet Application Software	0.3
Enterprise Software/Service	0.3
Water Treatment Systems	0.3
Diversified Operations	0.2
Medical — Biomedical/Gene	0.2
Transport — Rail	0.2
Electronic Security Devices	0.2
Multimedia	0.2
Medical — Drugs	0.2
Telephone — Integrated	0.2
Textile — Products	0.2
Disposable Medical Products	0.1
Lasers — System/Components	0.1
Energy — Alternate Sources	0.1
Steel — Producers	0.1
Finance — Mortgage Loan/Banker	0.1
Retail — Discount	0.1
Retail — Arts & Crafts	0.1
Retail — Jewelry	0.1
Publishing — Periodicals	0.1

115.7%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.6%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	18,800	$1,008,808

Aerospace/Defense-Equipment — 0.8%
Curtiss - Wright Corp.	27,925	924,876
GenCorp, Inc.†#	125,853	654,436

		1,579,312

Apparel Manufacturers — 1.3%
Delta Apparel, Inc.†	29,957	504,776
Hanesbrands, Inc.†	35,350	964,348
Jones Apparel Group, Inc.	48,375	950,085
Maidenform Brands, Inc.†	11,166	258,381

		2,677,590

Auto/Truck Parts & Equipment - Original — 0.8%
Modine Manufacturing Co.†	147,986	1,719,597

Auto/Truck Parts & Equipment-Replacement — 0.6%
Commercial Vehicle Group, Inc.†#	49,407	587,943
Douglas Dynamics, Inc.†	50,036	592,927

		1,180,870

Banks - Commercial — 7.9%
BancorpSouth, Inc.#	77,666	1,505,944
Bank of Hawaii Corp.	19,625	942,589
First Citizens BancShares, Inc., Class A	29,681	5,936,200
FirstMerit Corp#.	45,975	856,974
Fulton Financial Corp.	90,625	901,719
IBERIABANK Corp.	24,133	1,325,626
Old National Bancorp#	70,166	805,506
StellarOne Corp.#	10,065	138,494
Sterling Bancshares, Inc.#	22,761	121,771
Synovus Financial Corp.	174,239	515,747
UMB Financial Corp.#	86,592	3,372,758

		16,423,328

Batteries/Battery Systems — 0.4%
EnerSys†	37,600	846,000

Beverages - Wine/Spirits — 0.4%
Central European Distribution Corp.†	35,310	902,524

Building & Construction Products-Misc. — 1.1%
Builders FirstSource, Inc.†#	45,162	152,196
Quanex Building Products Corp.	103,531	2,063,373

		2,215,569

Building - Heavy Construction — 0.4%
Tutor Perini Corp.†#	40,237	897,285

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†#	25,799	941,921

Chemicals - Plastics — 0.4%
A. Schulman, Inc.#	36,942	821,036

Chemicals - Specialty — 0.9%
American Pacific Corp.†(3)	48,998	272,429
Arch Chemicals, Inc.	19,406	664,850
OM Group, Inc.†	29,250	873,112

		1,810,391

Coatings/Paint — 0.4%
RPM International, Inc.	44,925	889,964

Commercial Services - Finance — 0.6%
Euronet Worldwide, Inc.†	21,355	280,818
Jackson Hewitt Tax Service, Inc.†#	78,025	148,248

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Net 1 UEPS Technologies, Inc.†#	41,400	$592,848
TNS, Inc.†	9,156	176,070

		1,197,984

Computer Services — 0.9%
CACI International, Inc., Class A†	19,700	910,928
DST Systems, Inc.	23,350	894,772

		1,805,700

Computers - Integrated Systems — 0.5%
BancTec, Inc.†*(1)(2)(3)	41,033	205,165
Jack Henry & Associates, Inc.	35,800	860,632

		1,065,797

Computers - Memory Devices — 2.6%
Imation Corp.†#	280,363	2,882,132
Quantum Corp.†#	1,058,643	2,487,811

		5,369,943

Computers - Periphery Equipment — 1.1%
Electronics for Imaging, Inc.†	42,121	469,228
Lexmark International, Inc., Class A†	26,950	1,011,972
Synaptics, Inc.†#	29,700	888,624

		2,369,824

Consumer Products - Misc. — 3.4%
Blyth, Inc.#	45,244	2,245,912
Central Garden & Pet Co.†#	20,429	205,312
Central Garden & Pet Co., Class A†	26,764	253,187
Helen of Troy, Ltd.†	41,700	1,074,192
Jarden Corp.	32,501	946,104
Prestige Brands Holdings, Inc.†	99,189	765,739
The Scotts Miracle-Gro Co., Class A	19,900	884,157
WD-40 Co.#	22,715	741,418

		7,116,021

Diagnostic Kits — 0.4%
Inverness Medical Innovations, Inc.†#	21,700	755,377

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	9,320	296,562

Distribution/Wholesale — 0.4%
Owens & Minor, Inc.#	29,100	869,217

Diversified Manufacturing Operations — 2.0%
Ameron International Corp.	13,537	877,333
Barnes Group, Inc.#	45,450	850,824
Matthews International Corp., Class A	30,969	1,002,776
The Brink’s Co.	39,475	894,898
Tredegar Corp.	28,602	471,361

		4,097,192

Diversified Operations — 0.2%
Spectrum Brands, Corp.†	18,937	525,312

Diversified Operations/Commercial Services — 1.1%
Viad Corp.	99,260	2,298,862

E-Commerce/Products — 0.5%
NutriSystem, Inc.#	44,329	986,320

Electric Products - Misc. — 0.5%
GrafTech International, Ltd.†	58,275	967,948

Electric - Integrated — 5.0%
Allete, Inc.#	145,261	5,014,410
Cleco Corp.#	16,194	428,655
El Paso Electric Co.†	80,800	1,601,456
IDACORP, Inc.	27,825	919,616

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric - Integrated (continued)
MGE Energy, Inc.#	12,024	$424,687
NV Energy, Inc.	74,900	883,071
Portland General Electric Co.	16,759	316,913
TECO Energy, Inc.	57,725	897,624

		10,486,432

Electronic Components - Misc. — 1.4%
AVX Corp.	77,141	1,077,660
Benchmark Electronics, Inc.†	11,239	207,697
Jabil Circuit, Inc.	53,375	730,704
Technitrol, Inc.	227,682	876,575
Vishay Intertechnology, Inc.†	13,766	124,582

		3,017,218

Electronic Components - Semiconductors — 1.5%
DSP Group, Inc.†	105,655	715,284
Lattice Semiconductor Corp.†	274,763	1,362,825
Microsemi Corp.†	59,100	914,868
Zoran Corp.†#	17,881	172,730

		3,165,707

Electronic Measurement Instruments — 0.6%
Orbotech, Ltd.†	109,815	1,238,713

Electronic Security Devices — 0.2%
American Science & Engineering, Inc.	6,212	435,275

Energy - Alternate Sources — 0.1%
BioFuel Energy Corp.†#	109,643	224,768

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	33,825	844,610

Enterprise Software/Service — 0.3%
MicroStrategy, Inc., Class A†	7,609	586,350

Finance - Investment Banker/Broker — 1.9%
Investment Technology Group, Inc.†	112,524	1,897,155
Knight Capital Group, Inc., Class A†#	62,233	909,224
Raymond James Financial, Inc.	34,650	979,555
SWS Group, Inc.#	10,804	108,472

		3,894,406

Finance - Mortgage Loan/Banker — 0.1%
Deerfield Capital Corp.†#	31,828	174,736

Food - Canned — 0.6%
Del Monte Foods Co.	64,800	944,784
Seneca Foods Corp., Class A†#	13,599	400,627

		1,345,411

Food - Misc. — 0.9%
American Italian Pasta Co., Class A†#	27,232	1,059,597
Corn Products International, Inc.	27,075	902,951

		1,962,548

Food - Retail — 0.6%
Ruddick Corp.	27,450	906,399
Winn-Dixie Stores, Inc.†#	39,794	445,693

		1,352,092

Food - Wholesale/Distribution — 0.4%
Nash Finch Co.	25,150	908,166

Footwear & Related Apparel — 0.4%
Wolverine World Wide, Inc.	31,350	899,745

Funeral Services & Related Items — 1.0%
Hillenbrand, Inc.	85,574	2,078,592

Security Description	Shares	Value (Note 2)

Gas - Distribution — 0.4%
Vectren Corp.	37,100	$855,155

Gold Mining — 1.3%
Aurizon Mines, Ltd.†#	102,249	497,953
Gammon Gold, Inc.†#	122,400	898,416
New Gold, Inc.†#	146,500	889,255
Royal Gold, Inc.#	7,697	385,927

		2,671,551

Home Furnishings — 0.6%
Furniture Brands International, Inc.†#	110,943	868,684
La-Z-Boy, Inc.†	33,038	392,161

		1,260,845

Human Resources — 2.1%
AMN Healthcare Services, Inc.†#	70,557	587,034
Heidrick & Struggles International, Inc.	88,490	2,048,544
Kelly Services, Inc., Class A†	57,100	833,089
Korn/Ferry International†	64,945	907,931

		4,376,598

Insurance Brokers — 0.7%
Willis Group Holdings PLC	44,630	1,366,571

Insurance - Life/Health — 0.4%
Protective Life Corp.	42,675	918,366

Insurance - Property/Casualty — 1.1%
Stewart Information Services Corp.#	122,811	1,301,797
The Hanover Insurance Group, Inc.	21,900	952,650

		2,254,447

Insurance - Reinsurance — 3.3%
Argo Group International Holdings, Ltd.	29,525	892,246
Aspen Insurance Holdings, Ltd.	32,600	823,476
Endurance Specialty Holdings, Ltd.	56,895	2,110,804
Platinum Underwriters Holdings, Ltd.	24,900	916,569
Validus Holdings, Ltd.	85,676	2,104,203

		6,847,298

Internet Application Software — 0.3%
S1 Corp.†#	96,301	590,325

Investment Companies — 0.6%
Apollo Investment Corp.#	80,275	837,268
Kohlberg Capital Corp.#	94,252	457,122

		1,294,390

Investment Management/Advisor Services — 0.7%
Waddell & Reed Financial, Inc., Class A	25,925	695,049
Westwood Holdings Group, Inc.#	18,850	700,278

		1,395,327

Lasers - System/Components — 0.1%
Coherent, Inc.†	7,662	270,469

Machinery - Electrical — 0.4%
Franklin Electric Co., Inc.	28,670	836,017

Machinery - General Industrial — 1.0%
Kadant, Inc.†	111,948	2,186,344

Medical Products — 0.4%
Teleflex, Inc.	15,575	873,446

Medical Sterilization Products — 0.4%
STERIS Corp.	28,325	901,585

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 0.2%
Cambrex Corp.†	122,556	$511,058

Medical - Drugs — 0.2%
PharMerica Corp.†#	25,007	410,115

Medical - HMO — 0.5%
Healthspring, Inc.†	54,925	954,047

Medical - Hospitals — 0.5%
LifePoint Hospitals, Inc.†	26,900	954,681

Medical - Outpatient/Home Medical — 0.9%
Amedisys, Inc.†#	18,853	937,371
Amsurg Corp.†	46,000	910,800

		1,848,171

Metal Processors & Fabrication — 2.6%
Mueller Industries, Inc.	201,376	5,338,478

Multimedia — 0.2%
Journal Communications, Inc., Class A†	84,002	423,370

Networking Products — 0.9%
Adaptec, Inc.†#	329,584	955,794
Anixter International, Inc.†#	17,425	827,687
Netgear, Inc.†#	4,472	101,559

		1,885,040

Non-Ferrous Metals — 0.3%
Thompson Creek Metals Co., Inc.†	72,125	710,431

Office Supplies & Forms — 0.7%
ACCO Brands Corp.†#	194,315	1,371,864

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	80,784	2,193,286

Oil Companies - Exploration & Production — 3.1%
Bill Barrett Corp.†	14,787	481,465
Comstock Resources, Inc.†#	38,194	1,139,709
Contango Oil & Gas Co.†	17,675	888,699
Forest Oil Corp.†	34,950	931,068
SM Energy Co.	22,800	985,872
Stone Energy Corp.†#	64,470	864,542
Swift Energy Co.†	8,677	239,919
W&T Offshore, Inc.	88,689	863,831

		6,395,105

Oil Refining & Marketing — 0.4%
Tesoro Corp.#	68,257	798,607

Oil - Field Services — 1.2%
Cal Dive International, Inc.†	256,071	1,413,512
Superior Energy Services, Inc.†	38,700	842,112
Willbros Group, Inc.†#	29,537	274,399

		2,530,023

Paper & Related Products — 2.4%
Clearwater Paper Corp.†	14,216	870,446
P.H. Glatfelter Co.	82,996	962,754
Neenah Paper, Inc.	113,959	2,158,383
Schweitzer - Mauduit International, Inc.#	19,481	1,075,351

		5,066,934

Physicians Practice Management — 0.4%
MEDNAX, Inc.†	16,600	938,730

Private Corrections — 0.4%
The Geo Group, Inc.†#	43,639	920,783

Security Description	Shares	Value (Note 2)

Publishing - Books — 0.4%
Courier Corp.#	46,572	$737,235

Publishing - Newspapers — 0.4%
AH Belo Corp.†#	113,100	791,700

Publishing - Periodicals — 0.1%
Dex One Corp.†	5,671	116,142

Racetracks — 0.4%
International Speedway Corp., Class A	31,500	878,535

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc.	13,825	906,643
Anworth Mortgage Asset Corp.#	123,000	833,940
Apollo Commercial Real Estate Finance, Inc.#	7,038	119,224
CBL & Associates Properties, Inc.	59,750	853,828
Hospitality Properties Trust	37,150	835,875
HRPT Properties Trust	131,375	881,526
The Macerich Co.	112	4,632

		4,435,668

Recreational Centers — 0.4%
Life Time Fitness, Inc.†#	25,350	940,738

Retail - Apparel/Shoe — 1.7%
Christopher & Banks Corp.	30,974	283,722
Genesco, Inc.†#	58,509	1,820,800
Kenneth Cole Productions, Inc., Class A†	87,153	1,025,791
The Men’s Wearhouse, Inc.#	21,769	473,258

		3,603,571

Retail - Arts & Crafts — 0.1%
A.C. Moore Arts & Crafts, Inc.†#	50,683	140,899

Retail - Consumer Electronics — 0.4%
RadioShack Corp.	44,100	901,404

Retail - Convenience Store — 1.1%
Casey’s General Stores, Inc.#	64,403	2,374,539

Retail - Discount — 0.1%
HSN, Inc.†#	6,162	166,066

Retail - Hair Salons — 0.4%
Regis Corp.#	48,925	899,731

Retail - Jewelry — 0.1%
Zale Corp.†#	49,693	134,171

Retail - Pawn Shops — 0.4%
Cash America International, Inc.#	23,875	882,181

Retail - Restaurants — 2.8%
Brinker International, Inc.	48,075	854,774
Denny’s Corp.†#	313,612	991,014
DineEquity, Inc.†#	9,751	329,291
Ruby Tuesday, Inc.†#	42,573	458,086
Sonic Corp.†#	81,568	860,542
Wendy’s/Arby’s Group, Inc., Class A	513,757	2,317,044

		5,810,751

Savings & Loans/Thrifts — 1.2%
NewAlliance Bancshares, Inc.#	129,723	1,526,840
Provident New York Bancorp#	22,802	207,270
Washington Federal, Inc.	46,450	802,656

		2,536,766

Semiconductor Components - Integrated Circuits — 0.8%
Exar Corp.†#	160,345	1,122,415
Standard Microsystems Corp.†#	23,776	543,995

		1,666,410

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment — 1.2%
ATMI, Inc.†	81,229	$1,315,910
Cabot Microelectronics Corp.†#	31,023	1,138,544

		2,454,454

Silver Mining — 0.4%
Pan American Silver Corp.#	34,925	872,426

Steel - Producers — 0.1%
Metals USA Holdings Corp.†#	12,867	196,865

Telecom Services — 0.7%
Aviat Networks, Inc.†	63,721	281,010
Iowa Telecommunications Services, Inc.#	73,100	1,217,846

		1,498,856

Telecommunication Equipment — 1.2%
CommScope, Inc.†	58,389	1,646,570
Plantronics, Inc.	29,975	897,451

		2,544,021

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	25,420	210,224
Cincinnati Bell, Inc.†	46,457	147,733

		357,957

Textile - Products — 0.2%
Dixie Group, Inc.†#	78,973	331,687

Tobacco — 0.8%
Universal Corp.#	17,675	722,377
Vector Group, Ltd.#	57,985	910,365

		1,632,742

Toys — 0.4%
JAKKS Pacific, Inc.†#	57,650	853,796

Transactional Software — 0.3%
ACI Worldwide, Inc†#	33,720	644,389

Transport - Equipment & Leasing — 0.4%
GATX Corp.#	29,500	852,845

Transport - Marine — 0.5%
Diana Shipping, Inc.†	66,350	899,706
Horizon Lines, Inc. Class A#	57,999	236,636

		1,136,342

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	12,359	444,800

Transport - Services — 0.4%
Ryder System, Inc.	20,300	912,282

Transport - Truck — 0.7%
Arkansas Best Corp.#	61,317	1,434,205

Water Treatment Systems — 0.3%
RINO International Corp.†#	42,597	549,927

Web Portals/ISP — 0.5%
EarthLink, Inc.	110,125	945,974

Wire & Cable Products — 0.5%
General Cable Corp.†#	31,025	966,739

Total Long - Term Investment Securities
(cost $205,710,560)		204,047,294

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 18.1%
Collective Investment Pool — 15.9%
Securities Lending Quality Trust(4)	33,480,711	$33,353,064

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$4,571,000	4,571,000

Total Short-Term Investment Securities
(cost $38,051,711)		37,924,064

TOTAL INVESTMENTS
(cost $243,762,271)(5)	115.7%	241,971,358
Liabilities in excess of other assets	(15.7)	(32,850,429)

NET ASSETS —	100.0%	$209,120,929

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $205,165 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration. Under the Securities Act of 1933, as amended (the “1933 Act”), (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Small Cap Special Values Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
BancTec, Inc.	6/20/2007	41,033	$984,800	$205,165	$5.00	0.1%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(3)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $205,165 representing 0.1% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(5)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$16,423,328	$—	$—	$16,423,328
Electric - Integrated	10,486,432	—	—	10,486,432
Other Industries*	176,932,369	—	205,165	177,137,534
Short-Term Investment Securities:
Collective Investment Pool	—	33,353,064	—	33,353,064
Time Deposits	—	4,571,000	—	4,571,000

Total	$203,842,129	$37,924,064	$205,165	$241,971,358

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$285,179
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(80,014)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$205,165

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.9%
Retail — Apparel/Shoe	6.4
Oil Companies — Exploration & Production	5.5
Electronic Components — Semiconductors	4.3
Medical — Biomedical/Gene	4.3
Machinery — General Industrial	2.8
Schools	2.7
Medical — Drugs	2.6
Enterprise Software/Service	2.6
Retail — Restaurants	2.4
Commercial Services	2.4
Internet Infrastructure Software	2.1
Medical Instruments	2.1
Apparel Manufacturers	1.9
Telecommunication Equipment	1.9
Electronic Measurement Instruments	1.9
Time Deposits	1.7
Retail — Catalog Shopping	1.7
Cosmetics & Toiletries	1.6
Web Hosting/Design	1.5
Computer Aided Design	1.3
Semiconductor Components — Integrated Circuits	1.3
Computer Services	1.3
Medical Products	1.3
Finance — Consumer Loans	1.2
Therapeutics	1.0
E-Commerce/Services	1.0
Banks — Commercial	0.9
Investment Management/Advisor Services	0.9
E-Marketing/Info	0.9
Batteries/Battery Systems	0.9
Consumer Products — Misc.	0.9
Oil — Field Services	0.9
Diagnostic Kits	0.9
Cellular Telecom	0.8
Wire & Cable Products	0.8
Retail — Auto Parts	0.8
Electric — Distribution	0.8
Auto/Truck Parts & Equipment — Original	0.8
Respiratory Products	0.7
Retail — Sporting Goods	0.7
Theaters	0.7
Wireless Equipment	0.7
Computers — Memory Devices	0.7
Savings & Loans/Thrifts	0.7
E-Commerce/Products	0.7
Commercial Services — Finance	0.6
Racetracks	0.6
Finance — Investment Banker/Broker	0.6
Data Processing/Management	0.6
Computers — Periphery Equipment	0.6
Electronic Components — Misc.	0.6
Transport — Air Freight	0.6
Intimate Apparel	0.6
Metal Processors & Fabrication	0.6
Retail — Building Products	0.6
Electric Products — Misc.	0.6
Building & Construction Products — Misc.	0.6
Semiconductor Equipment	0.6
Aerospace/Defense — Equipment	0.6
Footwear & Related Apparel	0.6
Telecom Services	0.6
Non-Hazardous Waste Disposal	0.6
Human Resources	0.6
Medical — Outpatient/Home Medical	0.6
Internet Security	0.5
Printing — Commercial	0.5
Pharmacy Services	0.5
Advanced Materials	0.5

Dental Supplies & Equipment	0.5
Transactional Software	0.5
Chemicals — Specialty	0.5
Internet Application Software	0.5
Food — Misc.	0.5
Power Converter/Supply Equipment	0.5
Exchange — Traded Funds	0.5
Computers — Integrated Systems	0.5
Retail — Petroleum Products	0.5
Physicians Practice Management	0.5
Casino Services	0.5
Non-Ferrous Metals	0.5
Drug Delivery Systems	0.4
Chemicals — Diversified	0.4
Medical Labs & Testing Services	0.4
Agricultural Chemicals	0.4
Communications Software	0.4
Steel — Producers	0.4
Medical Information Systems	0.4
Broadcast Services/Program	0.4
E-Services/Consulting	0.4
Audio/Video Products	0.3
Transport — Truck	0.3
Building — Residential/Commercial	0.2
Filtration/Separation Products	0.2

113.9%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.8%
Advanced Materials — 0.5%
Hexcel Corp.†#	31,614	$504,876

Aerospace/Defense - Equipment — 0.6%
Argon ST, Inc.†#	23,051	554,377

Agricultural Chemicals — 0.4%
Intrepid Potash, Inc.†#	16,512	407,186

Apparel Manufacturers — 1.9%
Hanesbrands, Inc.†	51,141	1,395,126
True Religion Apparel, Inc.†#	16,400	452,804

		1,847,930

Audio/Video Products — 0.3%
DTS, Inc.†#	9,900	326,997

Auto/Truck Parts & Equipment - Original — 0.8%
Titan International, Inc.#	47,100	497,847
Wonder Auto Technology, Inc.†#	28,900	240,159

		738,006

Banks - Commercial — 0.9%
IBERIABANK Corp.	1,391	76,578
MB Financial, Inc.#	19,900	434,815
Sterling Bancshares, Inc.#	64,600	345,610

		857,003

Batteries/Battery Systems — 0.9%
EnerSys†#	37,765	849,712

Broadcast Services/Program — 0.4%
DG FastChannel, Inc.†	8,500	360,995

Building & Construction Products - Misc. — 0.6%
Interline Brands, Inc.†	28,155	560,566

Building - Residential/Commercial — 0.2%
MDC Holdings, Inc.#	7,200	225,936

Casino Services — 0.5%
Shuffle Master, Inc.†#	52,500	435,750

Cellular Telecom — 0.8%
NII Holdings, Inc.†	21,937	800,042

Chemicals - Diversified — 0.4%
Rockwood Holdings, Inc.†	15,970	414,262

Chemicals - Specialty — 0.5%
Cytec Industries, Inc.	11,200	478,576

Commercial Services — 2.4%
Alliance Data Systems Corp.†#	7,600	537,016
HMS Holdings Corp.†	10,200	553,452
Quanta Services, Inc.†#	26,800	555,564
Steiner Leisure, Ltd.†#	14,500	601,750

		2,247,782

Commercial Services - Finance — 0.6%
Dollar Financial Corp.†#	30,500	616,100

Communications Software — 0.4%
Smith Micro Software, Inc.†#	40,800	401,880

Computer Aided Design — 1.3%
ANSYS, Inc.†#	27,959	1,222,647

Computer Services — 1.3%
LivePerson, Inc.†#	46,970	303,426
Syntel, Inc.#	27,075	905,388

		1,208,814

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 0.5%
Radiant Systems, Inc.†	33,100	$458,766

Computers - Memory Devices — 0.7%
Quantum Corp.†#	270,693	636,128

Computers - Periphery Equipment — 0.6%
Synaptics, Inc.†	20,030	599,298

Consumer Products - Misc. — 0.9%
The Scotts Miracle - Gro Co., Class A	19,118	849,413

Cosmetics & Toiletries — 1.6%
Alberto - Culver Co.#	36,535	1,005,443
Elizabeth Arden, Inc.†	30,700	521,900

		1,527,343

Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	8,229	600,635

Dental Supplies & Equipment — 0.5%
Sirona Dental Systems, Inc.†#	14,100	498,858

Diagnostic Kits — 0.9%
QIAGEN NV†#	38,489	811,348

Drug Delivery Systems — 0.4%
Nektar Therapeutics†#	34,733	424,785

E - Commerce/Products — 0.7%
Blue Nile, Inc.†#	13,281	622,879

E - Commerce/Services — 1.0%
priceline.com, Inc.†	5,072	969,563

E - Marketing/Info — 0.9%
comScore, Inc.†#	33,819	520,136
Constant Contact, Inc.†#	15,430	331,128

		851,264

E - Services/Consulting — 0.4%
GSI Commerce, Inc.†#	11,800	332,288

Electric Products - Misc. — 0.6%
GrafTech International, Ltd.†#	34,106	566,501

Electric - Distribution — 0.8%
EnerNOC, Inc.†#	27,654	777,077

Electronic Components - Misc. — 0.6%
Benchmark Electronics, Inc.†	32,400	598,752

Electronic Components - Semiconductors — 4.3%
Cavium Networks, Inc.†#	22,500	598,050
Mellanox Technologies, Ltd.†#	26,800	623,100
Monolithic Power Systems, Inc.†#	37,883	726,975
Netlogic Microsystems, Inc.†#	61,582	1,771,714
Rubicon Technology, Inc.†#	14,961	406,640

		4,126,479

Electronic Measurement Instruments — 1.9%
FLIR Systems, Inc.†#	30,587	871,424
Itron, Inc.†#	13,788	919,108

		1,790,532

Enterprise Software/Service — 2.6%
Concur Technologies, Inc.†#	17,800	752,940
MedAssets, Inc.†#	25,900	587,671
Taleo Corp., Class A†#	23,200	581,160
The Ultimate Software Group, Inc.†#	15,451	528,579

		2,450,350

Filtration/Separation Products — 0.2%
Polypore International, Inc.†	10,506	214,427

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Consumer Loans — 1.2%
Encore Capital Group, Inc.†#	17,800	$372,020
Portfolio Recovery Associates, Inc.†	11,000	753,060

		1,125,080

Finance - Investment Banker/Broker — 0.6%
Stifel Financial Corp.†#	12,053	610,725

Food - Misc. — 0.5%
Diamond Foods, Inc.#	11,500	476,675

Footwear & Related Apparel — 0.6%
Iconix Brand Group, Inc.†#	34,000	552,500

Human Resources — 0.6%
Emergency Medical Services Corp., Class A†#	10,000	535,700

Internet Application Software — 0.5%
Vocus, Inc.†#	30,532	478,131

Internet Infrastructure Software — 2.1%
F5 Networks, Inc.†	20,943	1,472,921
support.com, Inc.†#	127,591	533,331

		2,006,252

Internet Security — 0.5%
Blue Coat Systems, Inc.†#	24,300	521,721

Intimate Apparel — 0.6%
The Warnaco Group, Inc.†	13,600	579,224

Investment Management/Advisor Services — 0.9%
Invesco, Ltd.#	46,172	856,952

Machinery - General Industrial — 2.8%
Roper Industries, Inc.#	16,975	984,890
The Manitowoc Co., Inc.#	79,626	949,938
Wabtec Corp.#	16,363	709,336

		2,644,164

Medical Information Systems — 0.4%
Allscripts - Misys Healthcare Solutions, Inc.†#	19,400	364,914

Medical Instruments — 2.1%
Arthrocare Corp.†	17,960	528,203
Dexcom, Inc.†#	40,500	426,465
Natus Medical, Inc.†	29,783	492,909
NuVasive, Inc.†#	13,600	534,072

		1,981,649

Medical Labs & Testing Services — 0.4%
ICON PLC ADR†	14,866	413,572

Medical Products — 1.3%
American Medical Systems Holdings, Inc.†#	16,200	365,472
PSS World Medical, Inc.†#	14,200	325,322
Zoll Medical Corp.†	17,700	514,185

		1,204,979

Medical - Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†#	24,956	1,248,549
AMAG Pharmaceuticals, Inc.†#	11,201	356,640
Human Genome Sciences, Inc.†#	20,026	495,844
Incyte Corp., Ltd.†#	38,700	498,843
Life Technologies Corp.†	9,257	463,405
Myriad Genetics, Inc.†#	20,093	366,697
Regeneron Pharmaceuticals, Inc.†#	12,400	354,268
RTI Biologics, Inc.†#	92,100	327,876

		4,112,122

Security Description	Shares	Value (Note 2)

Medical - Drugs — 2.6%
Auxilium Pharmaceuticals, Inc.†#	8,600	$247,508
Biovail Corp.	28,450	427,034
Cephalon, Inc.†#	9,369	551,459
MAP Pharmaceuticals, Inc.†#	33,504	499,880
Shire PLC ADR	12,874	788,018

		2,513,899

Medical - Outpatient/Home Medical — 0.6%
Amedisys, Inc.†#	10,700	532,004

Metal Processors & Fabrication — 0.6%
RBC Bearings, Inc.†	20,600	576,800

Non - Ferrous Metals — 0.5%
Brush Engineered Materials, Inc.†#	16,952	428,207

Non - Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.†#	15,400	542,234

Oil Companies - Exploration & Production — 5.5%
Continental Resources, Inc.†#	27,389	1,291,665
Denbury Resources, Inc.†#	47,912	788,152
Goodrich Petroleum Corp.†#	35,800	438,192
InterOil Corp.†	18,466	910,005
Newfield Exploration Co.†	7,400	385,244
Petrohawk Energy Corp.†	26,500	509,595
Southwestern Energy Co.†	25,226	948,750

		5,271,603

Oil - Field Services — 0.9%
Core Laboratories NV	1,400	190,372
Matrix Service Co.†	32,652	321,296
Willbros Group, Inc.†	33,500	311,215

		822,883

Pharmacy Services — 0.5%
SXC Health Solutions Corp.†	6,900	507,564

Physicians Practice Management — 0.5%
IPC The Hospitalist Co., Inc.†	15,000	439,050

Power Converter/Supply Equipment — 0.5%
Advanced Energy Industries, Inc.†	38,392	474,525

Printing - Commercial — 0.5%
VistaPrint NV†	11,153	520,734

Racetracks — 0.6%
Penn National Gaming, Inc.†#	23,951	613,146

Respiratory Products — 0.7%
ResMed, Inc.†#	10,897	685,312

Retail - Apparel/Shoe — 6.4%
Aeropostale, Inc.†#	34,717	962,008
Chico’s FAS, Inc.#	70,382	860,772
DSW, Inc., Class A†#	23,200	670,016
Genesco, Inc.†	18,900	588,168
Guess?, Inc.	24,044	913,431
Lululemon Athletica, Inc.†#	33,345	1,362,477
Stein Mart, Inc.†#	44,700	356,259
The Children’s Place Retail Stores, Inc.†#	8,600	405,318

		6,118,449

Retail - Auto Parts — 0.8%
O’Reilly Automotive, Inc.†#	15,351	783,208

Retail - Building Products — 0.6%
Lumber Liquidators Holdings, Inc.†#	19,400	572,494

Retail - Catalog Shopping — 1.7%
MSC Industrial Direct Co., Inc., Class A	30,817	1,594,472

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Petroleum Products — 0.5%
World Fuel Services Corp.#	17,404	$453,026

Retail - Restaurants — 2.4%
Buffalo Wild Wings, Inc.†	23,278	858,958
California Pizza Kitchen, Inc.†	26,600	484,918
PF Chang’s China Bistro, Inc.#	9,000	391,230
Texas Roadhouse, Inc., Class A†#	35,900	524,140

		2,259,246

Retail - Sporting Goods — 0.7%
Hibbett Sports, Inc.†#	26,100	672,597

Savings & Loans/Thrifts — 0.7%
NewAlliance Bancshares, Inc.#	53,845	633,756

Schools — 2.7%
Capella Education Co.†#	20,089	1,725,846
Strayer Education, Inc.#	3,595	862,800

		2,588,646

Semiconductor Components - Integrated Circuits — 1.3%
Power Integrations, Inc.#	35,705	1,213,256

Semiconductor Equipment — 0.6%
ATMI, Inc.†#	24,014	389,027
Formfactor, Inc.†#	13,269	170,772

		559,799

Steel - Producers — 0.4%
Steel Dynamics, Inc.	25,485	373,865

Telecom Services — 0.6%
Cbeyond, Inc.†#	35,287	551,536

Telecommunication Equipment — 1.9%
ADTRAN, Inc.#	20,200	554,086
Nice Systems, Ltd. ADR†	29,191	870,476
Plantronics, Inc.#	13,900	416,166

		1,840,728

Theaters — 0.7%
National CineMedia, Inc.	36,757	642,880

Therapeutics — 1.0%
Inspire Phamaceuticals, Inc.†#	37,100	210,913
Warner Chilcott PLC, Class A†	33,240	768,509

		979,422

Transactional Software — 0.5%
Innerworkings, Inc.†#	69,534	481,871

Transport - Air Freight — 0.6%
Atlas Air Worldwide Holdings, Inc.†	11,100	580,197

Transport - Truck — 0.3%
Forward Air Corp.#	11,289	308,980

Web Hosting/Design — 1.5%
Equinix, Inc.†#	5,500	506,055
NIC, Inc.#	56,473	367,074
Rackspace Hosting, Inc.†#	32,500	572,000

		1,445,129

Wire & Cable Products — 0.8%
General Cable Corp.†#	25,377	790,747

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†#	19,300	637,479

Total Common Stock
(cost $78,093,734)		93,240,227

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE - TRADED FUNDS — 0.5%
iShares Russell 2000 Growth Index Fund# (cost $416,070)	6,433	$459,253

Total Long-Term Investment Securities
(cost $78,508,688)		93,699,480

SHORT-TERM INVESTMENT SECURITIES — 15.6%
Collective Investment Pool — 13.9%
Securities Lending Quality Trust(1)(3)	13,329,087	13,278,268

Time Deposits — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10	$1,616,000	1,616,000

Total Short-Term Investment Securities
(cost $14,945,087)		14,894,268

TOTAL INVESTMENTS
(cost $93,454,891)(2)	113.9%	108,593,748
Liabilities in excess of other assets	(13.9)	(13,274,709)

NET ASSETS —	100.0%	$95,319,039

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At May 31, 2010, the Fund had loaned securities with a total value of $14,109,254. This was secured by collateral of $13,329,087, which was received in cash and subsequently invested in short-term investments currently valued at $13,278,268 as reported in the Portfolio of Investments. The remaining collateral of $1,411,346 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes/Bonds	0.88% to 8.13%	01/13/11 to 02/15/38

ADR—American Depository Receipt

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Oil Companies-Exploration & Production	$5,271,603	$—	$—	$5,271,603
Retail - Apparel/Shoe	6,118,449	—	—	6,118,449
Other Industries*	81,850,175	—	—	81,850,175
Exchange-Traded Funds	459,253	—	—	459,253
Short-Term Investment Securities:
Collective Investment Pool	—	13,278,268	—	13,278,268
Time Deposits	—	1,616,000	—	1,616,000

Total	$93,699,480	$14,894,268	$—	$108,593,748

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	9.1%
Oil Companies — Integrated	5.6
Computers	5.3
Diversified Banking Institutions	5.1
Medical — Drugs	4.1
Diversified Manufacturing Operations	3.5
Electric — Integrated	3.0
Banks — Super Regional	2.9
Oil Companies — Exploration & Production	2.8
Medical Products	2.5
Telephone — Integrated	2.5
Beverages — Non-alcoholic	2.4
Cosmetics & Toiletries	2.3
Applications Software	2.3
Electronic Components — Semiconductors	2.1
Retail — Discount	1.8
Multimedia	1.6
Medical — Biomedical/Gene	1.5
Aerospace/Defense	1.5
Networking Products	1.5
Tobacco	1.5
Web Portals/ISP	1.4
Food — Misc.	1.3
Real Estate Investment Trusts	1.3
Insurance — Reinsurance	1.2
Retail — Restaurants	1.2
Oil — Field Services	1.2
Commercial Services — Finance	1.1
Transport — Services	1.1
Cable/Satellite TV	1.1
Enterprise Software/Service	1.0
Insurance — Multi-line	1.0
Retail — Building Products	0.9
Wireless Equipment	0.9
Medical — HMO	0.9
Retail — Drug Store	0.8
Chemicals — Diversified	0.8
Transport — Rail	0.8
Medical Instruments	0.8
Insurance — Life/Health	0.8
Repurchase Agreements	0.7
Aerospace/Defense — Equipment	0.7
Computers — Memory Devices	0.7
Banks — Fiduciary	0.6
Insurance — Property/Casualty	0.5
Finance — Credit Card	0.5
Pharmacy Services	0.5
Investment Management/Advisor Services	0.5
Banks — Commercial	0.5
Industrial Gases	0.4
E-Commerce/Products	0.4
Consumer Products — Misc.	0.4
Medical — Wholesale Drug Distribution	0.4
Finance — Other Services	0.4
Auto — Cars/Light Trucks	0.4
Machinery — Construction & Mining	0.4
Electric Products — Misc.	0.4
E-Commerce/Services	0.4
Pipelines	0.4
Retail — Major Department Stores	0.4
Metal — Copper	0.3
Agricultural Chemicals	0.3
Oil Field Machinery & Equipment	0.3
Food — Retail	0.3
Retail — Apparel/Shoe	0.3
Instruments — Scientific	0.3
Telecom Equipment — Fiber Optics	0.3
Athletic Footwear	0.3
Semiconductor Equipment	0.3

Gold Mining	0.3
Chemicals — Specialty	0.2
Non — Hazardous Waste Disposal	0.2
Retail — Regional Department Stores	0.2
Apparel Manufacturers	0.2
Machinery — Farming	0.2
Gas — Distribution	0.2
Computer Services	0.2
Insurance Brokers	0.2
Steel — Producers	0.2
Coal	0.2
Internet Security	0.2
Hotels/Motels	0.2
Data Processing/Management	0.2
Distribution/Wholesale	0.2
Auto/Truck Parts & Equipment — Original	0.2
Finance — Investment Banker/Broker	0.2
Food — Wholesale/Distribution	0.2
Cellular Telecom	0.2
Office Automation & Equipment	0.2
Retail — Office Supplies	0.2
Retail — Consumer Electronics	0.2
Electronic Forms	0.2
Oil & Gas Drilling	0.2
Metal Processors & Fabrication	0.2
Agricultural Operations	0.2
Medical Labs & Testing Services	0.2
Advertising Agencies	0.2
Cruise Lines	0.2
Oil Refining & Marketing	0.2
Electronic Measurement Instruments	0.2
Semiconductor Components — Integrated Circuits	0.1
Auto — Heavy Duty Trucks	0.1
Forestry	0.1
Food — Confectionery	0.1
Paper & Related Products	0.1
Engines — Internal Combustion	0.1
Engineering/R&D Services	0.1
Toys	0.1
Broadcast Services/Program	0.1
Retail — Auto Parts	0.1
Metal — Aluminum	0.1
Retail — Bedding	0.1
Tools — Hand Held	0.1
Savings & Loans/Thrifts	0.1
Medical — Generic Drugs	0.1
Schools	0.1
Containers — Paper/Plastic	0.1
Vitamins & Nutrition Products	0.1
U.S. Government Treasuries	0.1
Television	0.1
Containers — Metal/Glass	0.1
Building — Residential/Commercial	0.1
Telecommunication Equipment	0.1
Electronics — Military	0.1
Beverages — Wine/Spirits	0.1
Airlines	0.1
Commercial Services	0.1
Food — Meat Products	0.1
Appliances	0.1
Disposable Medical Products	0.1
Industrial Automated/Robotic	0.1
Publishing — Newspapers	0.1
Metal — Iron	0.1
Dental Supplies & Equipment	0.1
Electronic Connectors	0.1
Motorcycle/Motor Scooter	0.1
Coatings/Paint	0.1
Electric — Generation	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Internet Infrastructure Software	0.1%
Computer Aided Design	0.1
Dialysis Centers	0.1
Brewery	0.1
Quarrying	0.1
Independent Power Producers	0.1
Casino Services	0.1
Casino Hotels	0.1
Medical Information Systems	0.1
Retail — Jewelry	0.1
Human Resources	0.1
Energy — Alternate Sources	0.1
Machinery — General Industrial	0.1
Entertainment Software	0.1
Finance — Consumer Loans	0.1
Steel — Specialty	0.1
Computers — Integrated Systems	0.1
Machinery — Pumps	0.1
Consulting Services	0.1
Hazardous Waste Disposal	0.1

108.9%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.9%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†#	146,000	$1,219,100
Omnicom Group, Inc.	93,300	3,540,735

		4,759,835

Aerospace/Defense — 1.5%
General Dynamics Corp.	115,900	7,869,610
Lockheed Martin Corp.	94,700	7,568,424
Northrop Grumman Corp.	91,000	5,504,590
Raytheon Co.	113,900	5,969,499
Rockwell Collins, Inc.#	47,200	2,753,648
The Boeing Co.	227,400	14,594,532

		44,260,303

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.#	37,600	2,609,440
United Technologies Corp.	281,300	18,953,994

		21,563,434

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	20,800	1,426,672
Monsanto Co.	163,900	8,337,593

		9,764,265

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	193,100	4,879,637

Airlines — 0.1%
Southwest Airlines Co.	223,300	2,777,852

Apparel Manufacturers — 0.2%
Coach, Inc.	94,400	3,880,784
Polo Ralph Lauren Corp.#	17,200	1,493,992
VF Corp.	26,600	2,057,510

		7,432,286

Appliances — 0.1%
Whirlpool Corp.#	22,500	2,349,900

Applications Software — 2.3%
Citrix Systems, Inc.†	55,200	2,407,272
Compuware Corp.†	68,300	559,377
Intuit, Inc.†	94,300	3,370,282
Microsoft Corp.	2,292,500	59,146,500
Red Hat, Inc.†	56,700	1,661,877
Salesforce.com, Inc.†#	33,000	2,855,490

		70,000,798

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	117,200	8,482,936

Audio/Video Products — 0.0%
Harman International Industries, Inc.†	20,900	675,070

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.†#	1,012,000	11,870,760

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	109,400	4,485,400

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	201,800	5,757,354

Banks - Commercial — 0.5%
BB&T Corp.#	207,500	6,274,800
First Horizon National Corp.†#	67,700	842,865
M&T Bank Corp.#	25,000	1,981,000
Marshall & Ilsley Corp.	158,200	1,289,330
Regions Financial Corp.#	358,300	2,733,829
Zions Bancorporation	48,200	1,154,390

		14,276,214

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.6%
Northern Trust Corp.#	72,600	$3,688,806
State Street Corp.	148,800	5,679,696
The Bank of New York Mellon Corp.	363,000	9,873,600

		19,242,102

Banks - Super Regional — 2.9%
Capital One Financial Corp.	136,800	5,649,840
Comerica, Inc.	52,300	1,992,630
Fifth Third Bancorp#	238,900	3,103,311
Huntington Bancshares, Inc.#	215,200	1,325,632
KeyCorp#	263,800	2,115,676
PNC Financial Services Group, Inc.	155,300	9,745,075
SunTrust Banks, Inc.#	150,000	4,042,500
US Bancorp	574,900	13,774,604
Wells Fargo & Co.	1,556,500	44,655,985

		86,405,253

Beverages - Non - alcoholic — 2.4%
Coca - Cola Enterprises, Inc.	96,000	2,505,600
Dr Pepper Snapple Group, Inc.	76,300	2,888,718
PepsiCo, Inc.	491,000	30,878,990
The Coca - Cola Co.	692,600	35,599,640

		71,872,948

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B	32,700	1,813,542
Constellation Brands, Inc., Class A†#	60,000	999,600

		2,813,142

Brewery — 0.1%
Molson Coors Brewing Co., Class B	47,600	1,953,504

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class C†	85,200	2,704,248
Scripps Networks Interactive Inc., Class A	26,900	1,215,342

		3,919,590

Building Products - Wood — 0.0%
Masco Corp.#	107,800	1,439,130

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	83,100	1,012,989
Lennar Corp., Class A#	48,900	845,970
Pulte Group, Inc.†#	95,300	1,061,642

		2,920,601

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	852,500	15,421,725
DIRECTV, Class A†	281,000	10,590,890
Time Warner Cable, Inc.	105,900	5,795,907

		31,808,522

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	20,700	1,736,316

Casino Services — 0.1%
International Game Technology	89,100	1,743,687

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†#	78,400	704,816
Sprint Nextel Corp.†	894,500	4,588,785

		5,293,601

Chemicals - Diversified — 0.8%
E.I. du Pont de Nemours & Co.	271,600	9,823,772
FMC Corp.#	21,800	1,319,990

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified (continued)
PPG Industries, Inc.	49,800	$3,190,686
The Dow Chemical Co.	345,600	9,300,096

		23,634,544

Chemicals - Specialty — 0.2%
Eastman Chemical Co.#	21,800	1,316,502
Ecolab, Inc.	71,000	3,353,330
International Flavors & Fragrances, Inc.	23,700	1,054,650
Sigma - Aldrich Corp.	36,600	1,950,048

		7,674,530

Coal — 0.2%
CONSOL Energy, Inc.	66,000	2,407,680
Massey Energy Co.	30,500	1,010,160
Peabody Energy Corp.	80,700	3,144,072

		6,561,912

Coatings/Paint — 0.1%
The Sherwin - Williams Co.	27,700	2,122,651

Commercial Services — 0.1%
Iron Mountain, Inc.#	54,400	1,333,888
Quanta Services, Inc.†#	63,100	1,308,063

		2,641,951

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	151,700	6,201,496
Equifax, Inc.	38,000	1,149,500
H&R Block, Inc.	100,800	1,620,864
Mastercard, Inc., Class A	29,000	5,851,330
Moody’s Corp.#	59,100	1,211,550
Paychex, Inc.#	96,600	2,756,964
The Western Union Co.	205,100	3,273,396
Total System Services, Inc.#	59,300	865,780
Visa, Inc., Class A	134,100	9,716,886

		32,647,766

Computer Aided Design — 0.1%
Autodesk, Inc.†	69,000	2,018,940

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	89,400	4,473,576
Computer Sciences Corp.	46,200	2,309,538

		6,783,114

Computers — 5.3%
Apple, Inc.†	272,400	70,050,384
Dell, Inc.†	517,300	6,895,609
Hewlett - Packard Co.	707,300	32,542,873
International Business Machines Corp.	390,300	48,888,978

		158,377,844

Computers - Integrated Systems — 0.1%
Teradata Corp.†	50,100	1,600,194

Computers - Memory Devices — 0.7%
EMC Corp.†	616,700	11,482,954
NetApp, Inc.†	103,500	3,899,880
SanDisk Corp.†	68,700	3,202,794
Western Digital Corp.†	68,700	2,391,447

		20,977,075

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†#	23,500	882,425

Consulting Services — 0.1%
SAIC, Inc.†#	91,600	1,574,604

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.4%
Clorox Co.	42,100	$2,644,722
Fortune Brands, Inc.	45,700	2,168,465
Kimberly - Clark Corp.	125,100	7,593,570

		12,406,757

Containers - Metal/Glass — 0.1%
Ball Corp.#	28,300	1,393,775
Owens - Illinois, Inc.†	50,700	1,537,731

		2,931,506

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	32,800	940,704
Pactiv Corp.†#	39,800	1,137,484
Sealed Air Corp.	47,800	996,152

		3,074,340

Cosmetics & Toiletries — 2.3%
Avon Products, Inc.	128,400	3,401,316
Colgate - Palmolive Co.#	148,300	11,580,747
The Estee Lauder Cos., Inc., Class A	35,500	2,068,585
The Procter & Gamble Co.	872,700	53,313,243

		70,363,891

Cruise Lines — 0.2%
Carnival Corp.#	130,400	4,724,392

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	15,300	1,116,747
Fidelity National Information Services, Inc.	99,100	2,727,232
Fiserv, Inc.†	45,800	2,177,790

		6,021,769

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	44,200	1,433,406
Patterson Cos., Inc.#	28,000	831,880

		2,265,286

Dialysis Centers — 0.1%
DaVita, Inc.†	31,000	1,966,330

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	28,700	2,323,839

Distribution/Wholesale — 0.2%
Fastenal Co.#	39,400	1,987,336
Genuine Parts Co.#	47,700	1,937,097
WW Grainger, Inc.#	18,500	1,882,375

		5,806,808

Diversified Banking Institutions — 5.1%
Bank of America Corp.	3,014,000	47,440,360
Citigroup, Inc.†	5,903,400	23,377,464
JPMorgan Chase & Co.	1,193,700	47,246,646
Morgan Stanley	420,000	11,386,200
The Goldman Sachs Group, Inc.	158,100	22,807,506

		152,258,176

Diversified Manufacturing Operations — 3.5%
3M Co.	213,800	16,956,478
Danaher Corp.#	78,700	6,247,206
Dover Corp.	56,000	2,513,840
Eaton Corp.	49,700	3,476,515
General Electric Co.	3,205,700	52,413,195
Honeywell International, Inc.#	229,700	9,824,269
Illinois Tool Works, Inc.	116,200	5,395,166
ITT Corp.	55,000	2,655,400

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Leggett & Platt, Inc.	44,600	$1,038,288
Parker Hannifin Corp.	48,300	2,968,518
Textron, Inc.#	81,900	1,692,873

		105,181,748

Diversified Operations — 0.0%
Leucadia National Corp.†#	57,000	1,249,440

E - Commerce/Products — 0.4%
Amazon.com, Inc.†	102,800	12,897,288

E - Commerce/Services — 0.4%
eBay, Inc.†	339,500	7,268,695
Expedia, Inc.#	63,500	1,369,060
priceline.com, Inc.†	13,700	2,618,892

		11,256,647

Electric Products - Misc. — 0.4%
Emerson Electric Co.	226,100	10,500,084
Molex, Inc.#	40,700	862,026

		11,362,110

Electric - Generation — 0.1%
The AES Corp.†	200,800	2,062,216

Electric - Integrated — 3.0%
Allegheny Energy, Inc.	50,900	1,041,414
Ameren Corp.#	71,200	1,755,792
American Electric Power Co., Inc.	143,600	4,589,456
CMS Energy Corp.#	69,000	1,012,920
Consolidated Edison, Inc.#	84,500	3,598,855
Constellation Energy Group, Inc.	60,400	2,136,952
Dominion Resources, Inc.	180,300	7,024,488
DTE Energy Co.#	49,600	2,257,296
Duke Energy Corp.	393,400	6,278,664
Edison International	97,900	3,168,044
Entergy Corp.	56,800	4,263,976
Exelon Corp.	198,300	7,654,380
FirstEnergy Corp.#	91,600	3,225,236
Integrys Energy Group, Inc.#	23,000	1,040,060
NextEra Energy, Inc.	124,200	6,201,306
Northeast Utilities	52,700	1,367,565
Pepco Holdings, Inc.	66,800	1,077,484
PG&E Corp.#	111,600	4,631,400
Pinnacle West Capital Corp.	32,300	1,134,053
PPL Corp.	113,300	2,924,273
Progress Energy, Inc.	85,500	3,299,445
Public Service Enterprise Group, Inc.	152,000	4,655,760
SCANA Corp.#	33,500	1,215,715
TECO Energy, Inc.#	64,200	998,310
The Southern Co.	246,500	8,060,550
Wisconsin Energy Corp.	35,100	1,719,900
Xcel Energy, Inc.	137,200	2,811,228

		89,144,522

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc.	58,000	794,020

Electronic Components - Semiconductors — 2.1%
Advanced Micro Devices, Inc.†#	169,600	1,453,472
Altera Corp.#	89,300	2,104,801
Broadcom Corp., Class A	129,500	4,470,340
Intel Corp.	1,659,600	35,548,632
LSI Corp.†	197,300	1,051,609
MEMC Electronic Materials, Inc.†#	68,300	775,205
Microchip Technology, Inc.#	55,400	1,542,890
Micron Technology, Inc.†#	255,600	2,323,404

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
National Semiconductor Corp.#	71,400	$1,003,170
NVIDIA Corp.†	166,700	2,190,438
QLogic Corp.†#	34,200	619,704
Texas Instruments, Inc.	373,100	9,111,102
Xilinx, Inc.#	83,100	2,031,795

		64,226,562

Electronic Connectors — 0.1%
Amphenol Corp., Class A#	52,000	2,204,800

Electronic Forms — 0.2%
Adobe Systems, Inc.†	157,500	5,052,600

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	104,800	3,391,328
FLIR Systems, Inc.†	45,900	1,307,691

		4,699,019

Electronics - Military — 0.1%
L - 3 Communications Holdings, Inc.	34,700	2,867,261

Energy - Alternate Sources — 0.1%
First Solar, Inc.†#	14,600	1,640,456

Engineering/R&D Services — 0.1%
Fluor Corp.#	53,700	2,519,604
Jacobs Engineering Group, Inc.†	37,400	1,561,824

		4,081,428

Engines - Internal Combustion — 0.1%
Cummins, Inc.	60,500	4,112,790

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	54,900	2,031,849
CA, Inc.	118,700	2,403,675
Novell, Inc.†	104,600	609,818
Oracle Corp.	1,174,400	26,506,208

		31,551,550

Entertainment Software — 0.1%
Electronic Arts, Inc.†#	98,100	1,619,631

Filtration/Separation Products — 0.0%
Pall Corp.	35,300	1,201,965

Finance - Consumer Loans — 0.1%
SLM Corp.†	145,700	1,618,727

Finance - Credit Card — 0.5%
American Express Co.	359,500	14,333,265
Discover Financial Services	163,300	2,196,385

		16,529,650

Finance - Investment Banker/Broker — 0.2%
E*Trade Financial Corp.†	594,900	880,452
The Charles Schwab Corp.	293,700	4,799,058

		5,679,510

Finance - Other Services — 0.4%
CME Group, Inc.	20,000	6,333,000
IntercontinentalExchange, Inc.†#	22,100	2,566,473
NYSE Euronext	78,400	2,247,728
The NASDAQ OMX Group, Inc.†	44,500	827,255

		11,974,456

Food - Confectionery — 0.1%
The Hershey Co.#	50,000	2,340,000
The J.M. Smucker Co.	35,800	1,976,876

		4,316,876

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Dairy Products — 0.0%
Dean Foods Co.†	54,500	$580,425

Food - Meat Products — 0.1%
Hormel Foods Corp.#	20,900	831,820
Tyson Foods, Inc., Class A	91,600	1,610,328

		2,442,148

Food - Misc. — 1.3%
Campbell Soup Co.#	56,700	2,030,427
ConAgra Foods, Inc.	133,200	3,220,776
General Mills, Inc.	99,000	7,051,770
H.J. Heinz Co.#	95,000	4,197,100
Kellogg Co.#	76,600	4,092,738
Kraft Foods, Inc., Class A	521,800	14,923,480
McCormick & Co., Inc.#	39,700	1,531,229
Sara Lee Corp.#	198,700	2,815,579

		39,863,099

Food - Retail — 0.3%
Safeway, Inc.#	116,800	2,585,952
SUPERVALU, Inc.#	63,700	858,039
The Kroger Co.	195,300	3,931,389
Whole Foods Market, Inc.†#	51,200	2,070,016

		9,445,396

Food - Wholesale/Distribution — 0.2%
Sysco Corp.#	178,000	5,306,180

Forestry — 0.1%
Plum Creek Timber Co., Inc.#	48,900	1,712,478
Weyerhaeuser Co.#	63,500	2,703,830

		4,416,308

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	118,000	1,607,160
Nicor, Inc.#	13,600	549,576
NiSource, Inc.	83,200	1,244,672
Sempra Energy	74,200	3,413,200

		6,814,608

Gold Mining — 0.3%
Newmont Mining Corp.#	147,500	7,938,450

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†#	25,500	1,494,810

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.#	83,500	1,391,110

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	76,500	2,558,925
Starwood Hotels & Resorts Worldwide, Inc.	56,100	2,594,625
Wyndham Worldwide Corp.#	53,700	1,267,320

		6,420,870

Human Resources — 0.1%
Monster Worldwide, Inc.†#	37,700	557,583
Robert Half International, Inc.#	44,600	1,127,934

		1,685,517

Independent Power Producers — 0.1%
NRG Energy, Inc.†#	78,700	1,837,645

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	42,900	2,292,147

Security Description	Shares	Value (Note 2)

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	63,700	$4,399,122
Airgas, Inc.	24,900	1,555,503
Praxair, Inc.	92,000	7,139,200

		13,093,825

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	35,300	800,957
Thermo Fisher Scientific, Inc.†	123,000	6,403,380
Waters Corp.†	28,100	1,923,164

		9,127,501

Insurance Brokers — 0.2%
AON Corp.	80,200	3,165,494
Marsh & McLennan Cos., Inc.	159,900	3,487,419

		6,652,913

Insurance - Life/Health — 0.8%
Aflac, Inc.	140,900	6,241,870
Lincoln National Corp.	90,800	2,402,568
Principal Financial Group, Inc.	96,000	2,610,240
Prudential Financial, Inc.	139,700	8,062,087
Torchmark Corp.#	24,900	1,283,097
Unum Group	99,900	2,307,690

		22,907,552

Insurance - Multi - line — 1.0%
American International Group, Inc.†#(1)	40,500	1,432,890
Assurant, Inc.#	35,000	1,214,500
Cincinnati Financial Corp.#	49,000	1,332,310
Genworth Financial, Inc., Class A†#	146,900	2,290,171
Hartford Financial Services Group, Inc.	133,300	3,341,831
Loews Corp.	106,600	3,465,566
MetLife, Inc.	246,100	9,964,589
The Allstate Corp.	161,200	4,937,556
XL Capital, Ltd., Class A	102,800	1,810,308

		29,789,721

Insurance - Property/Casualty — 0.5%
Chubb Corp.	98,700	4,958,688
The Progressive Corp.	201,800	3,953,262
The Travelers Cos., Inc.	154,300	7,633,221

		16,545,171

Insurance - Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†#	497,200	35,077,460

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†#	51,700	2,053,524

Internet Security — 0.2%
McAfee, Inc.†	47,700	1,516,860
Symantec Corp.†	242,200	3,431,974
VeriSign, Inc.†#	55,100	1,537,841

		6,486,675

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	76,800	3,055,872
Federated Investors, Inc., Class B#	26,600	590,786
Franklin Resources, Inc.	44,600	4,374,814
Invesco, Ltd.#	128,800	2,390,528
Janus Capital Group, Inc.#	55,200	588,432
Legg Mason, Inc.	48,800	1,450,336
T. Rowe Price Group, Inc.#	77,800	3,852,656

		16,303,424

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Linen Supply & Related Items — 0.0%
Cintas Corp.#	39,500	$1,027,000

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	187,700	11,404,652

Machinery - Farming — 0.2%
Deere & Co.	127,400	7,348,432

Machinery - General Industrial — 0.1%
Roper Industries, Inc.#	28,100	1,630,362

Machinery - Pumps — 0.1%
Flowserve Corp.	16,800	1,597,680

Medical Information Systems — 0.1%
Cerner Corp.†#	20,400	1,707,684

Medical Instruments — 0.8%
Boston Scientific Corp.†	454,100	2,747,305
Intuitive Surgical, Inc.†	11,700	3,776,409
Medtronic, Inc.	331,900	13,003,842
St. Jude Medical, Inc.†	97,800	3,651,852

		23,179,408

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†#	31,500	2,381,715
Quest Diagnostics, Inc.	45,200	2,384,300

		4,766,015

Medical Products — 2.5%
Baxter International, Inc.	181,100	7,647,853
Becton, Dickinson and Co.#	70,800	5,048,040
CareFusion Corp.†	53,300	1,354,886
Hospira, Inc.†	49,200	2,561,352
Johnson & Johnson	826,800	48,202,440
Stryker Corp.#	84,900	4,502,247
Varian Medical Systems, Inc.†#	37,200	1,863,348
Zimmer Holdings, Inc.†	64,000	3,579,520

		74,759,686

Medical - Biomedical/Gene — 1.5%
Amgen, Inc.†	294,200	15,233,676
Biogen Idec, Inc.†#	81,000	3,841,830
Celgene Corp.†	138,100	7,286,156
Genzyme Corp.†	79,900	3,887,135
Gilead Sciences, Inc.†	271,400	9,748,688
Life Technologies Corp.†	54,300	2,718,258
Millipore Corp.†	16,800	1,784,328

		44,500,071

Medical - Drugs — 4.1%
Abbott Laboratories	466,500	22,186,740
Allergan, Inc.	92,400	5,561,556
Bristol - Myers Squibb Co.	515,000	11,953,150
Cephalon, Inc.†#	22,500	1,324,350
Eli Lilly & Co.	304,900	9,997,671
Forest Laboratories, Inc.†	90,800	2,349,904
King Pharmaceuticals, Inc.†	74,700	647,649
Merck & Co., Inc.	936,000	31,533,840
Pfizer, Inc.	2,424,700	36,928,181

		122,483,041

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	92,100	1,790,424
Watson Pharmaceuticals, Inc.†	32,000	1,413,120

		3,203,544

Security Description	Shares	Value (Note 2)

Medical - HMO — 0.9%
Aetna, Inc.	129,500	$3,776,220
CIGNA Corp.	82,600	2,764,622
Coventry Health Care, Inc.†	44,500	921,150
Humana, Inc.†	51,100	2,353,155
UnitedHealth Group, Inc.	347,800	10,110,546
WellPoint, Inc.†	133,400	6,843,420

		26,769,113

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	130,100	744,172

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	84,800	2,652,544
Cardinal Health, Inc.	108,600	3,745,614
McKesson Corp.	80,900	5,663,000

		12,061,158

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	42,600	4,971,420

Metal - Aluminum — 0.1%
Alcoa, Inc.#	306,500	3,567,660

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	141,300	9,898,065

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.#	40,600	2,267,916

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.#	70,400	2,126,784

Multimedia — 1.6%
Meredith Corp.#	11,000	369,490
News Corp., Class A	677,000	8,936,400
The McGraw - Hill Cos., Inc.	94,800	2,635,440
The Walt Disney Co.#	582,700	19,473,834
Time Warner, Inc.	345,600	10,710,144
Viacom, Inc., Class B	182,500	6,133,825

		48,259,133

Networking Products — 1.5%
Cisco Systems, Inc.†	1,720,200	39,839,832
Juniper Networks, Inc.†	157,900	4,203,298

		44,043,130

Non - Ferrous Metals — 0.0%
Titanium Metals Corp.†	25,400	448,818

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	97,300	2,833,376
Waste Management, Inc.#	145,700	4,736,707

		7,570,083

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.#	62,300	1,410,472
Xerox Corp.	406,200	3,781,722

		5,192,194

Office Supplies & Forms — 0.0%
Avery Dennison Corp.#	33,700	1,151,866

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	20,900	1,318,790
Helmerich & Payne, Inc.	31,800	1,198,224
Nabors Industries, Ltd.†	85,500	1,627,065
Rowan Cos., Inc.†#	34,200	846,792

		4,990,871

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	148,000	$7,744,840
Apache Corp.	101,100	9,052,494
Cabot Oil & Gas Corp.#	31,100	1,078,859
Chesapeake Energy Corp.	195,800	4,374,172
Denbury Resources, Inc.†#	118,800	1,954,260
Devon Energy Corp.	134,200	8,568,670
EOG Resources, Inc.	75,900	7,957,356
EQT Corp.#	43,200	1,693,008
Noble Energy, Inc.	52,400	3,117,276
Occidental Petroleum Corp.	243,900	20,124,189
Pioneer Natural Resources Co.	34,700	2,210,390
Questar Corp.	52,500	2,355,150
Range Resources Corp.#	47,800	2,148,610
Southwestern Energy Co.†	104,000	3,911,440
XTO Energy, Inc.	175,300	7,492,322

		83,783,036

Oil Companies - Integrated — 5.6%
Chevron Corp.	603,400	44,573,158
ConocoPhillips	446,700	23,165,862
Exxon Mobil Corp.	1,418,500	85,762,510
Hess Corp.	87,500	4,655,000
Marathon Oil Corp.	212,700	6,612,843
Murphy Oil Corp.	57,400	3,064,012

		167,833,385

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	73,400	2,657,080
FMC Technologies, Inc.†	36,600	2,128,290
National Oilwell Varco, Inc.	125,700	4,792,941

		9,578,311

Oil Refining & Marketing — 0.2%
Sunoco, Inc.#	35,100	1,048,437
Tesoro Corp.#	42,200	493,740
Valero Energy Corp.	169,700	3,169,996

		4,712,173

Oil - Field Services — 1.2%
Baker Hughes, Inc.	129,000	4,920,060
Halliburton Co.#	271,900	6,751,277
Schlumberger, Ltd.#	359,500	20,185,925
Smith International, Inc.	74,600	2,801,976

		34,659,238

Paper & Related Products — 0.1%
International Paper Co.	130,100	3,022,223
MeadWestvaco Corp.	51,500	1,230,850

		4,253,073

Pharmacy Services — 0.5%
Express Scripts, Inc.†	82,700	8,319,620
Medco Health Solutions, Inc.†	139,400	8,036,410

		16,356,030

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†#	80,700	455,148

Pipelines — 0.4%
El Paso Corp.	210,700	2,389,338
Oneok, Inc.	31,700	1,409,699
Spectra Energy Corp.	194,500	3,891,945
The Williams Cos., Inc.	175,300	3,462,175

		11,153,157

Security Description	Shares	Value (Note 2)

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	61,700	$1,182,172

Publishing - Newspapers — 0.1%
Gannett Co., Inc.#	71,300	1,108,002
The New York Times Co., Class A†#	35,000	324,800
The Washington Post Co., Class B	1,800	838,314

		2,271,116

Quarrying — 0.1%
Vulcan Materials Co.#	38,000	1,918,240

Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A#	35,200	726,176
AvalonBay Communities, Inc.#	24,500	2,402,470
Boston Properties, Inc.#	41,800	3,205,224
Equity Residential	84,700	3,822,511
HCP, Inc.#	88,300	2,813,238
Health Care REIT, Inc.	37,200	1,602,576
Host Hotels & Resorts, Inc.#	196,200	2,797,812
Kimco Realty Corp.#	121,800	1,741,740
ProLogis#	142,500	1,621,650
Public Storage#	40,800	3,781,752
Simon Property Group, Inc.	87,100	7,406,113
Ventas, Inc.#	47,100	2,211,345
Vornado Realty Trust	47,400	3,682,032

		37,814,639

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†#	81,200	1,285,396

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	26,400	945,912
Limited Brands, Inc.	80,400	1,998,744
Ross Stores, Inc.#	37,200	1,949,280
The Gap, Inc.	143,000	3,117,400
Urban Outfitters, Inc.†#	39,000	1,415,700

		9,427,036

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	8,900	1,698,832
O’Reilly Automotive, Inc.†#	41,300	2,107,126

		3,805,958

Retail - Automobile — 0.0%
AutoNation, Inc.†#	27,200	544,816

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	78,700	3,531,269

Retail - Building Products — 0.9%
Home Depot, Inc.	510,900	17,299,074
Lowe’s Cos., Inc.	442,300	10,946,925

		28,245,999

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†#	45,900	1,046,061

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.#	103,000	4,351,750
RadioShack Corp.#	37,600	768,544

		5,120,294

Retail - Discount — 1.8%
Big Lots, Inc.†#	24,800	876,184
Costco Wholesale Corp.#	132,000	7,689,000
Family Dollar Stores, Inc.#	41,600	1,694,784

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Discount (continued)
Target Corp.	226,000	$12,323,780
Wal - Mart Stores, Inc.	641,100	32,414,016

		54,997,764

Retail - Drug Store — 0.8%
CVS Caremark Corp.	417,800	14,468,414
Walgreen Co.#	296,000	9,483,840

		23,952,254

Retail - Jewelry — 0.1%
Tiffany & Co.	37,400	1,699,082

Retail - Major Department Stores — 0.4%
J.C. Penney Co., Inc.	70,900	1,949,041
Nordstrom, Inc.#	49,700	1,973,090
Sears Holdings Corp.†#	14,600	1,285,676
TJX Cos., Inc.	126,100	5,732,506

		10,940,313

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	82,500	478,500
Staples, Inc.	219,000	4,712,880

		5,191,380

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.†#	92,100	4,674,075
Macy’s, Inc.	126,500	2,809,565

		7,483,640

Retail - Restaurants — 1.2%
Darden Restaurants, Inc.#	42,000	1,801,800
McDonald’s Corp.	323,300	21,619,071
Starbucks Corp.	223,300	5,781,237
Yum! Brands, Inc.	141,000	5,773,950

		34,976,058

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	72,800	866,320

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.#	142,400	1,795,664
People’s United Financial, Inc.#	111,600	1,559,052

		3,354,716

Schools — 0.1%
Apollo Group, Inc., Class A†	38,600	2,051,976
DeVry, Inc.	18,600	1,069,314

		3,121,290

Semiconductor Components - Integrated Circuits — 0.1%
Analog Devices, Inc.	89,400	2,607,798
Linear Technology Corp.#	67,200	1,878,912

		4,486,710

Semiconductor Equipment — 0.3%
Applied Materials, Inc.#	403,500	5,209,185
KLA - Tencor Corp.#	51,700	1,590,809
Novellus Systems, Inc.†	28,800	743,616
Teradyne, Inc.†#	53,200	584,136

		8,127,746

Steel - Producers — 0.2%
AK Steel Holding Corp.	33,000	493,680
Nucor Corp.	94,600	4,072,530
United States Steel Corp.#	43,100	2,034,751

		6,600,961

Security Description	Shares	Value (Note 2)

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	29,500	$1,613,060

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	468,400	8,164,212
JDS Uniphase Corp.†	67,200	772,800

		8,937,012

Telecommunication Equipment — 0.1%
Harris Corp.	39,300	1,843,563
Tellabs, Inc.	115,500	1,039,500

		2,883,063

Telephone - Integrated — 2.5%
AT&T, Inc.	1,773,200	43,088,760
CenturyLink, Inc.#	90,000	3,089,700
Frontier Communications Corp.#	93,800	745,710
Qwest Communications International, Inc.#	447,000	2,342,280
Verizon Communications, Inc.	852,000	23,447,040
Windstream Corp.#	145,300	1,550,351

		74,263,841

Television — 0.1%
CBS Corp., Class B#	203,400	2,961,504

Tobacco — 1.5%
Altria Group, Inc.	625,100	12,683,279
Lorillard, Inc.	46,500	3,324,285
Philip Morris International, Inc.	565,100	24,932,212
Reynolds American, Inc.#	50,800	2,648,712

		43,588,488

Tools - Hand Held — 0.1%
Snap - On, Inc.	17,400	769,080
Stanley Black & Decker, Inc.	47,300	2,638,867

		3,407,947

Toys — 0.1%
Hasbro, Inc.	39,400	1,581,910
Mattel, Inc.	109,300	2,367,438

		3,949,348

Transport - Rail — 0.8%
CSX Corp.	117,200	6,123,700
Norfolk Southern Corp.	111,100	6,272,706
Union Pacific Corp. Senior Notes	151,800	10,843,074

		23,239,480

Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.#	50,000	2,905,500
Expeditors International of Washington, Inc.	63,700	2,432,703
FedEx Corp.	94,000	7,848,060
Ryder System, Inc.#	16,000	719,040
United Parcel Service, Inc., Class B	298,300	18,721,308

		32,626,611

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	61,400	3,028,248

Web Portals/ISP — 1.4%
Google, Inc., Class A†	72,600	35,224,068
Yahoo!, Inc.†	357,600	5,485,584

		40,709,652

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 0.9%
American Tower Corp., Class A†	121,000	$4,904,130
Motorola, Inc.†	694,900	4,760,065
QUALCOMM, Inc.	504,900	17,954,244

		27,618,439

Total Long-Term Investment Securities
(cost $2,599,245,384)		2,958,688,267

SHORT-TERM INVESTMENT SECURITIES — 9.2%
Collective Investment Pool — 9.1%
Securities Lending Quality Trust (2)(5)	272,838,075	271,797,861

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.17% due 09/16/10(3)	$3,000,000	2,998,530

Total Short-Term Investment Securities
(cost $275,836,559)		274,796,391

REPURCHASE AGREEMENT — 0.8%
State Street Bank & Trust Co., Joint Repurchase Agreement(6) (cost $22,343,000)	22,343,000	22,343,000

TOTAL INVESTMENTS
(cost $2,897,424,943)(4)	108.9%	3,255,827,658
Liabilities in excess of other assets	(8.9)	(265,238,897)

NET ASSETS —	100.0%	$2,990,588,761

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	Security represents an investment in an affliated company; see Note 3.
(2)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At May 31, 2010, the Fund had loaned securities with a total value of $263,790,827. This was secured by collateral of $272,838,075, which was received in cash and subsequently invested in short-term investments currently valued at $271,797,861 as reported in the Portfolio of Investments. The remaining collateral of $1,046,377 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Bank	0.50% to 1.00%	01/05/11 to 04/26/13
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 08/15/39

(6)	See Note 2 for details of Joint Repurchase Agreements.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
566	Long	S&P 500 E Mini Index	June 2010	$32,055,182	$30,804,550	$(1,250,632)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$158,377,844	$—	$—	$158,377,844
Diversified Banking Institutions	152,258,176	—	—	152,258,176
Oil Companies - Integrated	167,833,385	—	—	167,833,385
Other Industries*	2,480,218,862	—	—	2,480,218,862
Short-Term Investment Securities:
Collective Investment Pool	—	271,797,861	—	271,797,861
U.S. Government Treasuries	—	2,998,530	—	2,998,530
Repurchase Agreement	—	22,343,000	—	22,343,000
Other Financial Instruments:@
Open Futures Contracts - Depreciation	(1,250,632)	—	—	(1,250,632)

Total	$2,957,437,635	$297,139,391	$—	$3,254,577,026

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2010 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	9.1%
Insurance — Multi-line	7.9
Medical — Drugs	7.3
Banks — Super Regional	6.2
Diversified Manufacturing Operations	4.4
Electric — Integrated	4.1
Diversified Banking Institutions	4.0
Multimedia	3.8
Oil Companies — Exploration & Production	3.4
Medical — HMO	3.3
Cable/Satellite TV	3.3
Brewery	3.2
Telephone — Integrated	3.1
Auto — Heavy Duty Trucks	3.0
Repurchase Agreements	2.2
Chemicals — Diversified	2.2
Coal	2.1
Enterprise Software/Service	2.0
Textile — Home Furnishings	2.0
Retail — Drug Store	1.9
Finance — Investment Banker/Broker	1.8
Wire & Cable Products	1.7
Computers	1.7
Medical — Biomedical/Gene	1.4
Wireless Equipment	1.4
Agricultural Chemicals	1.4
Auto/Truck Parts & Equipment — Original	1.3
Transport — Rail	1.2
Medical — Generic Drugs	1.1
Office Automation & Equipment	1.1
Banks — Fiduciary	1.0
Oil — Field Services	1.0
Telecom Equipment — Fiber Optics	0.9
Beverages — Non-alcoholic	0.8
Transport — Equipment & Leasing	0.7
Oil & Gas Drilling	0.6
Financial Guarantee Insurance	0.5
Retail — Restaurants	0.5
Diversified Financial Services	0.5
Retail — Misc./Diversified	0.5
Retail — Discount	0.5
Diversified Minerals	0.5
Telecommunication Equipment	0.4
Insurance — Life/Health	0.1

101.1%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.9%
Agricultural Chemicals — 1.4%
Potash Corp. of Saskatchewan, Inc.	21,305	$2,113,243

Auto - Heavy Duty Trucks — 3.0%
Navistar International Corp.†	86,719	4,698,435

Auto/Truck Parts & Equipment - Original — 1.3%
Lear Corp.†	29,940	2,026,040

Banks - Fiduciary — 1.0%
State Street Corp.	39,760	1,517,639

Banks - Super Regional — 6.2%
PNC Financial Services Group, Inc.	45,080	2,828,770
Wells Fargo & Co.	234,190	6,718,911

		9,547,681

Beverages - Non - alcoholic — 0.8%
The Coca - Cola Co.	23,580	1,212,012

Brewery — 3.2%
Molson Coors Brewing Co., Class B	121,323	4,979,096

Cable/Satellite TV — 3.3%
Comcast Corp., Class A	157,820	2,854,964
Time Warner Cable, Inc.	41,439	2,267,956

		5,122,920

Chemicals - Diversified — 2.2%
Celanese Corp., Class A	116,450	3,338,622

Coal — 2.1%
CONSOL Energy, Inc.	87,360	3,186,893

Computers — 1.7%
Dell, Inc.†	194,830	2,597,084

Diversified Banking Institutions — 4.0%
JPMorgan Chase & Co.	156,553	6,196,368

Diversified Financial Services — 0.5%
CIT Group, Inc.†	22,300	820,417

Diversified Manufacturing Operations — 4.4%
Ingersoll - Rand PLC	49,720	1,855,053
Tyco International, Ltd.	135,150	4,891,079

		6,746,132

Diversified Minerals — 0.5%
Xstrata PLC ADR	272,590	785,059

Electric - Integrated — 4.1%
Edison International	99,360	3,215,289
Exelon Corp.	36,686	1,416,080
PG&E Corp.	40,796	1,693,034

		6,324,403

Enterprise Software/Service — 2.0%
Oracle Corp.	140,600	3,173,342

Finance - Investment Banker/Broker — 1.8%
E*Trade Financial Corp.†	1,898,100	2,809,188

Financial Guarantee Insurance — 0.5%
MGIC Investment Corp.†	90,800	849,888

Insurance - Life/Health — 0.1%
CNO Financial Group, Inc.†	21,900	122,859

Insurance - Multi - line — 7.9%
ACE, Ltd.	70,750	3,478,070
Assurant, Inc.	12,100	419,870
Genworth Financial, Inc., Class A†	140,390	2,188,680
MetLife, Inc.	152,392	6,170,352

		12,256,972

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 1.4%
Gilead Sciences, Inc.†	62,300	$2,237,816

Medical - Drugs — 7.3%
Biovail Corp.	122,210	1,834,372
Merck & Co., Inc.	152,340	5,132,335
Pfizer, Inc.	283,665	4,320,218

		11,286,925

Medical - Generic Drugs — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	31,650	1,735,053

Medical - HMO — 3.3%
Aetna, Inc.	177,746	5,183,073

Multimedia — 3.8%
News Corp., Class A	155,985	2,059,002
Viacom, Inc., Class B	114,350	3,843,303

		5,902,305

Office Automation & Equipment — 1.1%
Xerox Corp.	180,390	1,679,431

Oil & Gas Drilling — 0.6%
Ensco PLC ADR	23,770	888,998

Oil Companies - Exploration & Production — 3.4%
Apache Corp.	51,013	4,567,704
Ultra Petroleum Corp.†	14,300	658,086

		5,225,790

Oil Companies - Integrated — 9.1%
Chevron Corp.	111,027	8,201,564
Exxon Mobil Corp.	25,394	1,535,321
Marathon Oil Corp.	114,940	3,573,485
Royal Dutch Shell PLC ADR	14,780	774,472

		14,084,842

Oil - Field Services — 1.0%
Halliburton Co.	61,100	1,517,113

Retail - Discount — 0.5%
Wal - Mart Stores, Inc.	15,840	800,870

Retail - Drug Store — 1.9%
Walgreen Co.	92,872	2,975,619

Retail - Misc./Diversified — 0.5%
AerCap Holdings NV†	67,140	805,009

Retail - Restaurants — 0.5%
Brinker International, Inc.	47,610	846,506

Telecom Equipment - Fiber Optics — 0.9%
Corning, Inc.	79,760	1,390,217

Telecommunication Equipment — 0.4%
Harris Corp.	14,830	695,675

Telephone - Integrated — 3.1%
AT&T, Inc.	198,470	4,822,821

Textile - Home Furnishings — 2.0%
Mohawk Industries, Inc.†	54,500	3,060,720

Transport - Equipment & Leasing — 0.7%
Aircastle, Ltd.	105,480	1,038,978

Transport - Rail — 1.2%
CSX Corp.	17,880	934,230
Norfolk Southern Corp.	16,420	927,073

		1,861,303

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wire & Cable Products — 1.7%
General Cable Corp.†	85,510	$2,664,492

Wireless Equipment — 1.4%
Motorola, Inc.†	314,310	2,153,024

Total Long-Term Investment Securities
(cost $149,921,952)		153,280,873

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $3,467,004 and collateralized by $3,475,000 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $3,540,330 (cost $3,467,000)	$3,467,000	3,467,000

TOTAL INVESTMENTS
(cost $153,388,952)(1)	101.1%	156,747,873
Liabilities in excess of other assets	(1.1)	(1,713,262)

NET ASSETS —	100.0%	$155,034,611

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$9,547,681	$—	$—	$9,547,681
Insurance - Multi-line	12,256,972	—	—	12,256,972
Medical - Drugs	11,286,925	—	—	11,286,925
Oil Companies - Integrated	14,084,842	—	—	14,084,842
Other Industries*	106,104,453	—	—	106,104,453
Repurchase Agreement	—	3,467,000	—	3,467,000

Total	$153,280,873	$3,467,000	$—	$156,747,873

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2010

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
ASSETS:
Investments at value (unaffiliated)*†	$125,373,655	$444,177,452	$20,263,845	$125,428,555	$243,762,965	$120,775,315	$840,037,130	$248,297,845
Investments at value (affiliated)*†	–	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	1,987,000	–	–	13,123,000	–	594,000	–	–

Total investments	127,360,655	444,177,452	20,263,845	138,551,555	243,762,965	121,369,315	840,037,130	248,297,845

Cash	58,258	–	10,438	861	101,889	770	379	–
Foreign cash*	–	14,656	–	–	–	–	3,077,679	259,552
Due from broker	–	–	–	–	–	150,382	–	–
Receivable for:
Fund shares sold	168,946	642	20,314	64,110	42,478	461,605	2,033,676	72,588
Dividends and interest	673,773	443,033	58,200	967,383	537,855	358,519	4,377,725	791,502
Investments sold	800,971	4,435,577	44,449	2,010,849	1,259,356	103,245	15,488	2,544,894
Securities lending income	–	2,106	–	432	9,479	–	415,791	22,159
Prepaid expenses and other assets	23,520	10,406	5,824	11,007	12,265	7,869	12,410	8,270
Due from investment adviser (Note 3)	–	–	–	–	6,573	–	–	13,017
Due from investment adviser for expense reimbursements/fee waivers	–	20,820	–	–	10,468	29,637	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	1,119,914

TOTAL ASSETS	129,086,123	449,104,692	20,403,070	141,606,197	245,743,328	122,481,342	849,970,278	253,129,741

LIABILITIES:
Payable for:
Fund shares reacquired	63,281	591,066	726	43,694	107,703	22,968	126,093	17,269
Investments purchased	1,697,371	1,475,335	38,434	4,050,213	549,215	524,140	858,256	5,329,425
Investment advisory and management fees	54,703	282,221	12,571	54,102	155,050	80,274	443,514	158,432
Administrative service fee	7,660	26,736	1,257	7,574	13,567	7,298	45,741	13,692
Transfer agent fees and expenses	73	7	84	86	33	72	135	68
Directors’ fees and expenses	3,143	2,997	473	5,164	23,609	9,470	5,717	1,993
Other accrued expenses	111,077	97,358	47,951	70,952	86,309	68,473	252,467	915,701
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	19,530	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	21,662,783	–	7,217,391	24,635,838	–	82,971,791	22,813,243
Due to custodian	–	–	–	–	–	–	–	101
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	2,678,342

TOTAL LIABILITIES	1,956,838	24,138,503	101,496	11,449,176	25,571,324	712,695	84,703,714	31,928,266

NET ASSETS	$127,129,285	$424,966,189	$20,301,574	$130,157,021	$220,172,004	$121,768,647	$765,266,564	$221,201,475

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$135,511	$484,530	$23,371	$138,710	$204,449	$163,503	$988,726	$321,526
Additional paid-in capital	138,839,556	439,561,526	24,255,374	130,406,926	400,138,387	159,867,523	1,000,225,080	344,648,614
Accumulated undistributed net investment income (loss)	2,700,346	148,308	147,075	4,452,407	2,828,892	1,811,738	15,491,167	3,643,948
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(17,484,200)	(79,372,878)	(3,272,744)	(7,374,014)	(190,185,249)	(37,360,677)	(138,403,843)	(117,001,341)
Unrealized appreciation (depreciation) on investments	2,888,850	64,144,982	(851,502)	2,532,992	7,185,525	(2,713,453)	(112,980,490)	(8,847,220)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	49,220	–	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	2	(279)	–	–	–	13	(54,076)	(1,564,052)

NET ASSETS	$127,129,285	$424,966,189	$20,301,574	$130,157,021	$220,172,004	$121,768,647	$765,266,564	$221,201,475

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,551,105	48,452,971	2,337,050	13,871,041	20,444,912	16,350,348	98,872,648	32,152,633
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.38	$8.77	$8.69	$9.38	$10.77	$7.45	$7.74	$6.88

* Cost
Investment securities (unaffiliated)	$122,484,805	$380,032,470	$21,115,347	$122,895,563	$236,577,440	$123,488,768	$953,017,620	$257,145,065

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$14,659	$–	$–	$–	$–	$3,076,916	$257,389

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

†Including securities on loan	$–	$20,897,978	$–	$7,284,082	$23,789,166	$–	$78,381,658	$22,031,789

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2010 — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
ASSETS:
Investments at value (unaffiliated)*†	$275,928,746	$254,775,184	$406,077,336	$116,996,870	$727,316,711	$81,814,203	$175,165,070	$231,080,671
Investments at value (affiliated)*†	–	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	12,878,000	–	12,087,000	–	2,797,000	–	–

Total investments	275,928,746	267,653,184	406,077,336	129,083,870	727,316,711	84,611,203	175,165,070	231,080,671

Cash	1,151	888	545,583	646	868	802	–	115,972
Foreign cash*	391,049	342,423	374,576	–	631,381	–	–	134,020
Due from broker	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	19,070	360,262	174,334	104,636	16,428	39,352	107,345	467,200
Dividends and interest	553,085	961,641	4,027,514	638,768	1,224,903	145,413	124,984	1,051,512
Investments sold	952,856	–	1,894,035	–	5,552,658	1,215,445	435,760	–
Securities lending income	–	2,024	59,223	328	11,467	420	–	–
Prepaid expenses and other assets	4,415	15,841	8,915	10,282	21,339	22,222	8,167	6,276
Due from investment adviser (Note 3)	–	–	60,207	4,311	17,430	3,716	–	–
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	36,685	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	7,760,991	–	98	–	–	–

TOTAL ASSETS	277,850,372	269,336,263	420,982,714	129,842,841	734,829,968	86,038,573	175,841,326	232,855,651

LIABILITIES:
Payable for:
Fund shares reacquired	652,263	23,505	42,246	75,328	43,830	5,652	19,247	43,177
Investments purchased	202,577	–	544,996	–	5,535,326	1,468,185	315,985	2,095,727
Investment advisory and management fees	180,230	113,453	171,121	53,200	412,500	52,486	148,594	97,110
Administrative service fee	16,962	15,884	23,957	7,448	40,435	4,899	10,402	13,595
Transfer agent fees and expenses	295	651	123	25	101	73	1,035	112
Directors’ fees and expenses	1,416	6,963	2,973	3,442	8,989	2,450	2,322	1,113
Other accrued expenses	108,915	131,420	160,970	73,858	176,383	67,256	67,924	66,611
Line of credit	–	–	–	–	259,815	–	–	–
Variation margin on futures contracts	–	124,110	–	–	–	–	–	–
Collateral upon return of securities loaned	–	8,775,665	23,646,374	4,576,055	71,969,793	4,835,599	–	–
Due to custodian	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	5,060,249	–
Unrealized depreciation on forward foreign currency contracts	–	–	1,841,741	–	2,643	–	–	–

TOTAL LIABILITIES	1,162,658	9,191,651	26,434,501	4,789,356	78,449,815	6,436,600	5,625,758	2,317,445

NET ASSETS	$276,687,714	$260,144,612	$394,548,213	$125,053,485	$656,380,153	$79,601,973	$170,215,568	$230,538,206

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$371,987	$207,133	$391,691	$117,206	$713,657	$75,980	$187,759	$226,733
Additional paid-in capital	267,060,433	451,149,905	433,219,552	120,671,186	832,403,023	115,594,291	164,364,677	228,215,197
Accumulated undistributed net investment income (loss)	(4,007,445)	4,312,564	9,845,638	3,527,204	4,387,861	1,021,824	(11,900)	2,518,009
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(24,122,518)	(171,805,869)	(35,264,885)	(2,506,664)	(233,609,594)	(34,975,607)	(2,296,248)	(5,879,692)
Unrealized appreciation (depreciation) on investments	37,388,967	(23,049,642)	(19,425,266)	3,244,553	52,486,610	(2,114,515)	8,097,041	5,473,693
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(653,055)	–	–	–	–	(123,198)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(3,710)	(16,424)	5,781,483	–	(1,404)	–	(2,563)	(15,734)

NET ASSETS	$276,687,714	$260,144,612	$394,548,213	$125,053,485	$656,380,153	$79,601,973	$170,215,568	$230,538,206

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	37,198,673	20,713,275	39,169,124	11,720,603	71,365,704	7,598,015	18,775,937	22,673,328
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.44	$12.56	$10.07	$10.67	$9.20	$10.48	$9.07	$10.17

* Cost
Investment securities (unaffiliated)	$238,539,779	$277,824,826	$425,502,602	$113,752,317	$674,830,101	$83,928,718	$167,068,029	$225,606,978

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$393,568	$343,332	$386,045	$–	$628,863	$–	$–	$144,856

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$4,937,051	$–

†Including securities on loan	$–	$8,644,670	$23,174,788	$4,494,619	$68,533,650	$4,672,777	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2010 — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
ASSETS:
Investments at value (unaffiliated)*†	$840,449,483	$139,917,156	$506,229,652	$129,510,632	$358,291,087	$2,384,761,446	$284,500,680	$490,496,227
Investments at value (affiliated)*†	–	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	5,147,000	4,581,000	–	–	4,354,000	1,292,000	–	79,378,000

Total investments	845,596,483	144,498,156	506,229,652	129,510,632	362,645,087	2,386,053,446	284,500,680	569,874,227

Cash	1,591	10,254	29,878	328	912	773	861	231
Foreign cash*	11,684,023	1,500,305	2,772,271	128,393	–	–	–	–
Due from broker	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	878,946	65,608	14,537	510,028	56,066	1,073,654	96,896	1,434,786
Dividends and interest	4,105,892	1,821,583	2,154,212	256,391	406,622	2,384,519	155,457	159,647
Investments sold	5,242,267	3,445,172	5,797,366	2,907,455	6,904,711	15,767,825	974,769	–
Securities lending income	196,880	–	117,077	1,327	1,767	62,983	12,037	–
Prepaid expenses and other assets	24,437	9,132	17,565	6,470	10,032	53,336	59,230	18,868
Due from investment adviser (Note 3)	–	–	–	–	25,014	–	–	550,000
Due from investment adviser for expense reimbursements/fee waivers	–	–	42,625	4,497	–	–	8,574	129,692
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–

TOTAL ASSETS	867,730,519	151,350,210	517,175,183	133,325,521	370,050,211	2,405,396,536	285,808,504	572,167,451

LIABILITIES:
Payable for:
Fund shares reacquired	101,705	52,475	202,404	21,446	40,071	358,755	16,821	30,607,164
Investments purchased	10,562,828	3,178,404	4,653,131	3,800,837	6,540,690	546,728	–	–
Investment advisory and management fees	214,539	63,454	385,683	68,034	195,386	501,545	151,188	191,312
Administrative service fee	48,181	8,883	29,193	6,804	21,370	128,542	15,148	33,480
Transfer agent fees and expenses	757	118	51	123	81	909	78	960
Directors’ fees and expenses	12,546	3,097	7,191	792	2,915	37,673	1,862	10,807
Other accrued expenses	405,006	102,207	212,117	60,284	98,455	284,241	92,039	165,163
Line of credit	–	–	1,145,225	–	–	–	–	–
Variation margin on futures contracts	222,762	–	–	–	–	166,199	–	–
Collateral upon return of securities loaned	72,322,761	–	38,776,374	13,139,981	15,419,786	301,731,010	37,422,200	–
Due to custodian	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	9,541	–	–	–	–	–	–

TOTAL LIABILITIES	83,891,085	3,418,179	45,411,369	17,098,301	22,318,754	303,755,602	37,699,336	31,008,886

NET ASSETS	$783,839,434	$147,932,031	$471,763,814	$116,227,220	$347,731,457	$2,101,640,934	$248,109,168	$541,158,565

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,457,930	$124,091	$522,074	$124,062	$357,357	$1,214,586	$250,090	$5,420,004
Additional paid-in capital	1,082,887,341	145,873,317	592,384,721	116,001,741	367,975,578	2,167,307,129	286,790,161	536,579,310
Accumulated undistributed net investment income (loss)	20,742,033	3,526,015	7,439,103	1,346,456	1,505,013	24,122,717	194,773	(154)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(204,237,007)	(3,214,262)	(114,167,019)	(5,457,808)	(49,357,820)	(22,986,241)	(43,738,747)	(840,595)
Unrealized appreciation (depreciation) on investments	(115,943,811)	1,705,209	(14,367,317)	4,214,442	27,252,458	(67,611,884)	4,612,891	–
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(2,044,877)	–	–	–	–	(405,373)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	977,825	(82,339)	(47,748)	(1,673)	(1,129)	–	–	–

NET ASSETS	$783,839,434	$147,932,031	$471,763,814	$116,227,220	$347,731,457	$2,101,640,934	$248,109,168	$541,158,565

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	145,793,008	12,409,146	52,207,383	12,406,165	35,735,727	121,458,560	25,009,019	542,000,447
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.38	$11.92	$9.04	$9.37	$9.73	$17.30	$9.92	$1.00

* Cost
Investment securities (unaffiliated)	$956,393,294	$138,211,947	$520,596,969	$125,296,190	$331,038,629	$2,452,373,330	$279,887,789	$490,496,227

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$11,722,528	$1,513,175	$2,778,970	$130,744	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

†Including securities on loan	$69,483,076	$–	$36,873,630	$13,588,083	$15,754,915	$300,280,696	$37,619,611	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2010 — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investments at value (unaffiliated)*†	$105,636,054	$775,476,257	$93,836,605	$338,888,956	$925,455,549	$241,971,358	$108,593,748	$3,232,051,768	$153,280,873
Investments at value (affiliated)*†	–	–	–	–	–	–	–	1,432,890	–
Repurchase agreements (cost approximates value)	1,016,000	–	–	–	15,819,000	–	–	22,343,000	3,467,000

Total investments	106,652,054	775,476,257	93,836,605	338,888,956	941,274,549	241,971,358	108,593,748	3,255,827,658	156,747,873

Cash	245	375,537	460	1,582	–	557	643	113	585
Foreign cash*	–	1,288,692	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	65,177	83,613	477,682	31,301	318,791	22,682	57,328	2,520,370	877
Dividends and interest	129,093	962,343	12,977	168,711	665,160	230,326	26,075	6,953,912	442,549
Investments sold	2,503,647	11,184,668	770,136	2,294,983	1,112,819	1,212,389	1,380,601	151,521	1,021,744
Securities lending income	4,645	44,469	667	7,119	115,024	19,470	7,634	33,122	–
Prepaid expenses and other assets	8,580	41,493	9,830	16,093	19,052	10,540	8,913	156,052	8,696
Due from investment adviser (Note 3)	177	6,315	27	–	–	778	909	–	–
Due from investment adviser for expense reimbursements/fee waivers	–	–	7,996	19,880	–	65,570	9,344	–	17,180
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL ASSETS	109,363,618	789,463,387	95,116,380	341,428,625	943,505,395	243,533,670	110,085,195	3,265,642,748	158,239,504

LIABILITIES:
Payable for:
Fund shares reacquired	30,284	26,185	3,177	26,354	132,734	12,777	2,675	289,734	500,189
Investments purchased	–	17,230,689	704,474	576,794	5,307,858	670,134	1,284,469	210,919	2,508,106
Investment advisory and management fees	36,189	548,302	63,531	224,105	220,258	138,084	71,050	694,781	111,111
Administrative service fee	6,333	43,406	5,232	17,581	49,783	12,888	5,851	183,908	9,971
Transfer agent fees and expenses	724	690	123	73	758	135	123	993	65
Directors’ fees and expenses	1,335	19,904	429	25,405	13,742	1,610	761	74,557	1,429
Other accrued expenses	111,568	173,535	60,168	120,577	209,097	96,402	72,140	410,327	74,022
Line of credit	–	–	–	–	–	–	–	–	–
Variation margin on futures contracts	24,315	–	–	–	196,825	–	–	350,693	–
Collateral upon return of securities loaned	6,450,167	61,323,425	7,568,504	53,649,707	128,309,517	33,480,711	13,329,087	272,838,075	–
Due to custodian	–	–	–	–	46,637	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL LIABILITIES	6,660,915	79,366,136	8,405,638	54,640,596	134,487,209	34,412,741	14,766,156	275,053,987	3,204,893

NET ASSETS	$102,702,703	$710,097,251	$86,710,742	$286,788,029	$809,018,186	$209,120,929	$95,319,039	$2,990,588,761	$155,034,611

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$204,226	$549,121	$88,089	$345,089	$666,039	$258,672	$111,654	$1,363,806	$187,157
Additional paid-in capital	83,789,689	1,364,871,652	86,912,619	331,524,394	930,511,213	270,466,521	115,787,437	2,614,329,189	228,087,839
Accumulated undistributed net investment income (loss)	292,889	385,610	8,565	337,297	8,097,615	1,535,172	64,331	51,350,920	837,444
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(3,932,073)	(727,784,264)	(5,418,004)	(66,797,812)	(64,336,252)	(61,348,523)	(35,783,240)	(33,607,237)	(77,436,750)
Unrealized appreciation (depreciation) on investments	22,393,720	72,054,143	5,119,473	21,379,110	(66,229,071)	(1,790,913)	15,138,857	358,402,715	3,358,921
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(45,748)	–	–	–	308,642	–	–	(1,250,632)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	20,989	–	(49)	–	–	–	–	–

NET ASSETS	$102,702,703	$710,097,251	$86,710,742	$286,788,029	$809,018,186	$209,120,929	$95,319,039	$2,990,588,761	$155,034,611

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	20,422,584	54,912,071	8,808,935	34,508,940	66,603,868	25,867,235	11,165,408	136,380,575	18,715,658
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.03	$12.93	$9.84	$8.31	$12.15	$8.08	$8.54	$21.93	$8.28

* Cost
Investment securities (unaffiliated)	$83,242,334	$703,422,114	$88,717,132	$317,509,846	$991,684,620	$243,762,271	$93,454,891	$2,839,747,879	$149,921,952

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$35,334,064	$–

Foreign cash	$–	$1,271,960	$–	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–	$–

†Including securities on loan	$6,775,199	$62,572,957	$7,420,979	$51,743,585	$122,495,109	$32,313,368	$14,109,254	$263,790,827	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2010

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,510,422	$3,648,599	$545,947	$–	$4,678,138	$2,850,603	$21,391,969	$5,787,175
Securities lending income	–	38,780	–	7,571	54,307	–	750,637	82,209
Interest (unaffiliated)	2,177,708	9,507	40	5,202,608	69	344	24,535	–

Total investment income*	3,688,130	3,696,886	545,987	5,210,179	4,732,514	2,850,947	22,167,141	5,869,384

EXPENSES:
Investment advisory and management fees	623,812	3,180,309	138,808	592,428	1,800,561	902,204	5,324,389	1,929,002
Administrative service fee	87,334	301,030	13,881	82,940	157,549	82,018	549,932	166,737
Transfer agent fees and expenses	1,129	1,488	1,030	1,153	1,210	1,129	1,651	1,121
Custodian fees	160,473	62,331	24,147	46,656	58,644	80,984	361,910	142,471
Reports to shareholders	25,889	95,747	4,231	26,414	43,800	37,813	164,733	79,276
Audit and tax fees	25,822	27,129	25,165	29,520	26,768	27,214	30,468	27,983
Legal fees	16,297	30,243	4,308	16,541	20,309	15,819	46,616	21,370
Directors’ fees and expenses	6,279	37,191	547	170	324	163	67,611	18,548
Interest expense	215	453	–	246	403	10	57	227
Other expenses	23,325	31,577	13,659	21,028	21,579	23,378	44,124	51,747

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	970,575	3,767,498	225,776	817,096	2,131,147	1,170,732	6,591,491	2,438,482

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(112,135)	(57,226)	–	(330,584)	(198,226)	–	–
Fees paid indirectly (Note 7)	(5,392)	(11,913)	(1,098)	–	(10,308)	–	(689)	(31,052)

Net expenses	965,183	3,643,450	167,452	817,096	1,790,255	972,506	6,590,802	2,407,430

Net investment income (loss)	2,722,947	53,436	378,535	4,393,083	2,942,259	1,878,441	15,576,339	3,461,954

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,282,224	(2,299,374)	(913,793)	3,205,931	164,621	(3,107,002)	(44,600,633)	12,731,270
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	2,693,471	–	–	–	–	879,794	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(4,367)	–	–	–	(4)	(436,654)	504,587
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	1,701	–	–	1,140	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	3,248	6,573	–	–	13,017

Net realized gain (loss) on investments and foreign currencies	8,977,396	(2,303,741)	(913,793)	3,210,319	171,194	(2,227,212)	(45,037,287)	13,248,874

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	10,319,028	78,011,830	4,589,304	5,586,483	34,333,404	18,594,004	90,820,860	11,093,143
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(674,964)	–	–	–	–	(438,871)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2	(1,677)	–	–	–	13	(180,835)	(2,339,091)

Net unrealized gain (loss) on investments and foreign currencies	9,644,066	78,010,153	4,589,304	5,586,483	34,333,404	18,155,146	90,640,025	8,754,052

Net realized and unrealized gain (loss) on investments and foreign currencies	18,621,462	75,706,412	3,675,511	8,796,802	34,504,598	15,927,934	45,602,738	22,002,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,344,409	$75,759,848	$4,054,046	$13,189,885	$37,446,857	$17,806,375	$61,179,077	$25,464,880

* Net of foreign withholding taxes on interest and dividends of	$1,938	$21,469	$1,370	$8	$13,081	$15,908	$2,461,081	$336,556

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$40

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2010 — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,630,236	$6,346,884	$5,727,364	$–	$9,828,052	$1,671,538	$936,320	$51,315
Securities lending income	–	60,237	114,843	22,475	193,354	11,749	–	–
Interest (unaffiliated)	251,831	12,157	10,605,158	4,366,618	364	239	7,565	5,961,445

Total investment income*	9,882,067	6,419,278	16,447,365	4,389,093	10,021,770	1,683,526	943,885	6,012,760

EXPENSES:
Investment advisory and management fees	2,037,082	1,384,125	1,985,202	666,377	4,871,738	613,344	1,680,191	942,073
Administrative service fee	191,394	193,778	277,928	93,293	462,231	57,246	117,613	131,890
Transfer agent fees and expenses	722	2,954	1,068	1,672	953	1,129	3,895	1,049
Custodian fees	152,680	168,629	213,710	31,286	196,033	21,618	72,771	22,613
Reports to shareholders	75,781	50,509	84,206	79,209	138,990	15,597	33,944	35,055
Audit and tax fees	20,003	37,530	29,505	29,520	27,858	26,703	27,577	31,769
Legal fees	23,034	23,259	29,032	23,226	39,701	14,678	18,193	18,545
Directors’ fees and expenses	22,714	13,647	34,677	201	40,356	118	11,039	11,919
Interest expense	–	–	810	429	272	–	–	–
Other expenses	20,361	45,337	32,129	25,383	25,686	24,080	21,264	21,387

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,543,771	1,919,768	2,688,267	950,596	5,803,818	774,513	1,986,487	1,216,300

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(200,423)	(79,388)	–	–
Fees paid indirectly (Note 7)	(7,386)	(26,731)	–	–	–	(10,220)	(4,380)	–

Net expenses	2,536,385	1,893,037	2,688,267	950,596	5,603,395	684,905	1,982,107	1,216,300

Net investment income (loss)	7,345,682	4,526,241	13,759,098	3,438,497	4,418,375	998,621	(1,038,222)	4,796,460

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	41,590,933	3,413,212	(8,310,409)	839,664	38,418,050	8,095,834	2,258,698	181,025
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	5,089,342	–	–	–	–	2,642,608	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,085)	(156,087)	1,484,064	–	36,500	–	(9,277)	(52,385)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	60,207	4,311	17,430	3,716	–	–

Net realized gain (loss) on investments and foreign currencies	41,584,848	8,346,467	(6,766,138)	843,975	38,471,980	8,099,550	4,892,029	128,640

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	16,544,440	28,077,622	37,796,695	2,725,366	82,946,850	1,622,109	32,833,147	14,862,349
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(2,515,430)	–	–	–	–	(232,611)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(13,441)	(51,006)	4,056,979	–	56,580	–	(5,353)	(15,734)

Net unrealized gain (loss) on investments and foreign currencies	16,530,999	25,511,186	41,853,674	2,725,366	83,003,430	1,622,109	32,595,183	14,846,615

Net realized and unrealized gain (loss) on investments and foreign currencies	58,115,847	33,857,653	35,087,536	3,569,341	121,475,410	9,721,659	37,487,212	14,975,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,461,529	$38,383,894	$48,846,634	$7,007,838	$125,893,785	$10,720,280	$36,448,990	$19,771,715

* Net of foreign withholding taxes on interest and dividends of	$400,495	$385,492	$718,784	$11,250	$81,106	$1,749	$49,440	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2010 — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$23,281,851	$–	$11,699,684	$2,029,230	$4,151,486	$29,546,239	$1,571,539	$–
Securities lending income	660,367	–	323,564	41,604	85,978	1,221,440	263,085	–
Interest (unaffiliated)	–	6,719,558	1,620	191	928	21,014	847	2,519,799

Total investment income*	23,942,218	6,719,558	12,024,868	2,071,025	4,238,392	30,788,693	1,835,471	2,519,799

EXPENSES:
Investment advisory and management fees	2,629,809	766,968	4,701,078	752,835	2,283,392	5,441,827	1,687,728	2,251,284
Administrative service fee	596,347	107,375	356,760	75,284	249,746	1,383,712	168,964	393,975
Transfer agent fees and expenses	7,654	1,582	1,416	1,068	1,145	9,320	1,137	9,753
Custodian fees	745,741	52,313	412,085	20,118	57,026	159,834	74,287	39,962
Reports to shareholders	176,118	35,892	102,808	26,579	71,053	380,983	46,237	152,768
Audit and tax fees	52,135	32,202	36,104	24,580	27,089	25,421	25,157	33,554
Legal fees	49,392	18,099	33,603	16,132	26,487	44,783	21,110	22,290
Directors’ fees and expenses	75,395	2,973	22,736	9,958	29,806	154,360	22,737	40,963
Interest expense	–	–	2,088	30	3	13	393	–
Other expenses	81,769	19,123	33,415	20,149	26,373	88,344	24,036	126,393

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	4,414,360	1,036,527	5,702,093	946,733	2,772,120	7,688,597	2,071,786	3,070,942

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(554,552)	(32,578)	–	–	(20,077)	(747,454)
Fees paid indirectly (Note 7)	–	–	(3,998)	(11,158)	(15,991)	–	(102,087)	–

Net expenses	4,414,360	1,036,527	5,143,543	902,997	2,756,129	7,688,597	1,949,622	2,323,488

Net investment income (loss)	19,527,858	5,683,031	6,881,325	1,168,028	1,482,263	23,100,096	(114,151)	196,311

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	120,483	8,021,286	13,012,335	1,598,470	5,426,460	40,795,235	36,482,780	40,644
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	7,822,359	–	–	–	–	11,722,442	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	539,728	(29,129)	(221,650)	(2,670)	(743)	–	(12,679)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	130,552	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	25,014	–	–	761,000

Net realized gain (loss) on investments and foreign currencies	8,482,570	7,992,157	12,790,685	1,595,800	5,450,731	52,517,677	36,600,653	801,644

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	32,974,676	(2,802,166)	30,675,765	15,392,734	53,080,650	490,407,767	19,499,908	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(6,758,895)	–	–	–	–	(3,432,851)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(31,419)	(164,035)	(133,746)	(8,719)	(1,464)	–	(210)	–

Net unrealized gain (loss) on investments and foreign currencies	26,184,362	(2,966,201)	30,542,019	15,384,015	53,079,186	486,974,916	19,499,698	–

Net realized and unrealized gain (loss) on investments and foreign currencies	34,666,932	5,025,956	43,332,704	16,979,815	58,529,917	539,492,593	56,100,351	801,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,194,790	$10,708,987	$50,214,029	$18,147,843	$60,012,180	$562,592,689	$55,986,200	$997,955

* Net of foreign withholding taxes on interest and dividends of	$2,017,238	$11,149	$1,182,812	$21,236	$29,660	$–	$33,988	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2010 — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$689,336	$4,980,073	$277,073	$2,731,841	$9,485,475	$2,934,607	$226,826	$60,202,240	$2,362,025
Securities lending income	71,799	614,948	15,526	172,265	1,452,229	231,518	115,009	1,294,163	–
Interest (unaffiliated)	2,131	31,410	327	7,238	37,118	1,791	280	53,731	623

Total investment income*	763,266	5,626,431	292,926	2,911,344	10,974,822	3,167,916	342,115	61,550,134	2,362,648

EXPENSES:
Investment advisory and management fees	389,960	6,103,106	573,740	2,448,107	2,402,142	1,494,641	776,503	7,878,875	1,308,299
Administrative service fee	68,243	482,020	47,249	191,371	532,600	139,500	63,947	2,076,589	117,411
Transfer agent fees and expenses	8,623	7,000	1,068	1,129	8,057	1,758	1,068	10,277	1,439
Custodian fees	20,307	142,604	42,218	133,066	212,787	112,660	66,749	239,615	29,014
Reports to shareholders	22,400	133,604	11,893	54,305	145,424	115,340	18,054	544,965	31,968
Audit and tax fees	26,474	25,911	26,663	25,755	26,638	25,728	25,672	25,703	25,579
Legal fees	7,140	40,592	12,880	23,153	43,712	19,122	15,098	130,567	21,524
Directors’ fees and expenses	2,209	50,172	5,373	389	61,731	16,584	7,791	165,008	12,819
Interest expense	–	302	–	578	–	12	–	12	–
Other expenses	43,557	27,245	20,691	24,582	71,744	24,412	21,708	104,900	21,417

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	588,913	7,012,556	741,775	2,902,435	3,504,835	1,949,757	996,590	11,176,511	1,569,470

Fees waived and expenses reimbursed by investment adviser (Note 3)	(66,562)	–	(73,536)	(342,901)	–	(156,188)	(83,056)	–	(143,758)
Fees paid indirectly (Note 7)	–	(109,443)	(10,539)	(22,374)	–	(29,752)	(33,104)	–	–

Net expenses	522,351	6,903,113	657,700	2,537,160	3,504,835	1,763,817	880,430	11,176,511	1,425,712

Net investment income (loss)	240,915	(1,276,682)	(364,774)	374,184	7,469,987	1,404,099	(538,315)	50,373,623	936,936

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	508,343	101,544,649	5,312,720	(5,362,083)	(38,828,639)	18,316,415	7,240,262	8,244,052	13,917,656
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	(394,688)	–
Net realized gain (loss) on futures contracts and written options contracts	1,379,257	–	–	–	14,766,562	–	–	15,338,564	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(51,391)	–	(253)	(4,467)	–	–	–	197
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	177	6,315	27	–	–	778	909	–	–

Net realized gain (loss) on investments and foreign currencies	1,887,777	101,499,573	5,312,747	(5,362,336)	(24,066,544)	18,317,193	7,241,171	23,187,928	13,917,853

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	21,153,895	67,135,561	14,635,807	75,951,190	235,009,717	39,243,996	13,543,147	465,134,202	10,913,897
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	462,912	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(195,051)	–	–	–	(4,949,040)	–	–	(3,190,966)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	13,465	–	(49)	–	–	–	–	(124)

Net unrealized gain (loss) on investments and foreign currencies	20,958,844	67,149,026	14,635,807	75,951,141	230,060,677	39,243,996	13,543,147	462,406,148	10,913,773

Net realized and unrealized gain (loss) on investments and foreign currencies	22,846,621	168,648,599	19,948,554	70,588,805	205,994,133	57,561,189	20,784,318	485,594,076	24,831,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,087,536	$167,371,917	$19,583,780	$70,962,989	$213,464,120	$58,965,288	$20,246,003	$535,967,699	$25,768,562

* Net of foreign withholding taxes on interest and dividends of	$11,860	$72,163	$–	$7,198	$244	$445	$938	$2,788	$58,174

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,722,947	$3,508,199	$53,436	$979,384	$378,535	$476,069	$4,393,083	$5,533,774
Net realized gain (loss) on investments and foreign currencies	8,977,396	(20,685,765)	(2,303,741)	(74,828,064)	(913,793)	(2,012,498)	3,210,319	(7,072,122)
Net unrealized gain (loss) on investments and foreign currencies	9,644,066	(8,540,652)	78,010,153	(51,289,825)	4,589,304	(6,237,551)	5,586,483	983,933

Net increase (decrease) in net assets resulting from operations	21,344,409	(25,718,218)	75,759,848	(125,138,505)	4,054,046	(7,773,980)	13,189,885	(554,415)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,536,552)	(4,531,780)	(906,871)	(535,858)	(392,535)	(497,798)	(5,565,027)	(8,863,046)
Net realized gain on securities	–	(5,919,887)	–	(260,752)	–	(537)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(3,536,552)	(10,451,667)	(906,871)	(796,610)	(392,535)	(498,335)	(5,565,027)	(8,863,046)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(1,333,177)	(9,435,558)	(11,479,103)	69,098,369	50,087	(1,288,263)	13,727,543	(9,472,803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,474,680	(45,605,443)	63,373,874	(56,836,746)	3,711,598	(9,560,578)	21,352,401	(18,890,264)
NET ASSETS:
Beginning of period	110,654,605	156,260,048	361,592,315	418,429,061	16,589,976	26,150,554	108,804,620	127,694,884

End of period†	$127,129,285	$110,654,605	$424,966,189	$361,592,315	$20,301,574	$16,589,976	$130,157,021	$108,804,620

†Includes accumulated undistributed net investment income (loss)	$2,700,346	$3,468,078	$148,308	$1,005,374	$147,075	$161,075	$4,452,407	$5,536,356

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		CORE VALUE FUND		FOREIGN VALUE FUND		GLOBAL EQUITY FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,942,259	$3,933,189	$1,878,441	$2,826,780	$15,576,339	$19,353,844	$3,461,954	$5,772,029
Net realized gain (loss) on investments and foreign currencies	171,194	(74,528,774)	(2,227,212)	(33,995,381)	(45,037,287)	(94,304,965)	13,248,874	(132,379,537)
Net unrealized gain (loss) on investments and foreign currencies	34,333,404	(40,315,864)	18,155,146	(25,511,379)	90,640,025	(204,692,615)	8,754,052	(26,782,987)

Net increase (decrease) in net assets resulting from operations	37,446,857	(110,911,449)	17,806,375	(56,679,980)	61,179,077	(279,643,736)	25,464,880	(153,390,495)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,266,857)	(2,839,800)	(2,814,896)	(3,635,714)	(19,659,718)	(28,150,202)	(776,371)	(3,878,908)
Net realized gain on securities	–	–	–	(6,915,337)	–	(61,469,097)	–	(21,897,172)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(4,266,857)	(2,839,800)	(2,814,896)	(10,551,051)	(19,659,718)	(89,619,299)	(776,371)	(25,776,080)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,498,036)	(33,753,751)	7,957,293	(13,646,393)	56,405,389	89,670,903	(15,610,951)	(4,135,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,681,964	(147,505,000)	22,948,772	(80,877,424)	97,924,748	(279,592,132)	9,077,558	(183,302,475)
NET ASSETS:
Beginning of period	202,490,040	349,995,040	98,819,875	179,697,299	667,341,816	946,933,948	212,123,917	395,426,392

End of period†	$220,172,004	$202,490,040	$121,768,647	$98,819,875	$765,266,564	$667,341,816	$221,201,475	$212,123,917

†Includes accumulated undistributed net investment income (loss)	$2,828,892	$4,153,490	$1,811,738	$2,746,113	$15,491,167	$20,011,200	$3,643,948	$(869,856)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,345,682	$4,361,960	$4,526,241	$7,209,994	$13,759,098	$12,186,161	$3,438,497	$4,945,930
Net realized gain (loss) on investments and foreign currencies	41,584,848	(49,251,798)	8,346,467	(158,804,444)	(6,766,138)	(6,796,724)	843,975	1,025,809
Net unrealized gain (loss) on investments and foreign currencies	16,530,999	19,868,831	25,511,186	(52,645,863)	41,853,674	(87,726,249)	2,725,366	599,453

Net increase (decrease) in net assets resulting from operations	65,461,529	(25,021,007)	38,383,894	(204,240,313)	48,846,634	(82,336,812)	7,007,838	6,571,192

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,386,642)	(2,852,189)	(6,920,505)	(9,629,396)	(37,023,590)	(25,757,211)	(4,944,289)	(4,762,755)
Net realized gain on securities	–	(116,882)	–	(34,094,032)	–	(9,210,373)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(29,386,642)	(2,969,071)	(6,920,505)	(43,723,428)	(37,023,590)	(34,967,584)	(4,944,289)	(4,762,755)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	12,023,263	227,448,474	(46,612,262)	(42,226,048)	25,187,180	(21,132,605)	(21,803,410)	(28,656,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,098,150	199,458,396	(15,148,873)	(290,189,789)	37,010,224	(138,437,001)	(19,739,861)	(26,848,147)
NET ASSETS:
Beginning of period	228,589,564	29,131,168	275,293,485	565,483,274	357,537,989	495,974,990	144,793,346	171,641,493

End of period†	$276,687,714	$228,589,564	$260,144,612	$275,293,485	$394,548,213	$357,537,989	$125,053,485	$144,793,346

†Includes accumulated undistributed net investment income (loss)	$(4,007,445)	$2,534,027	$4,312,564	$6,754,765	$9,845,638	$35,024,401	$3,527,204	$5,015,596

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,418,375	$4,229,597	$998,621	$1,896,125	$(1,038,222)	$(855,698)	$4,796,460	$3,416,181
Net realized gain (loss) on investments and foreign currencies	38,471,980	(215,969,103)	8,099,550	(39,629,795)	4,892,029	(4,975,090)	128,640	(5,203,811)
Net unrealized gain (loss) on investments and foreign currencies	83,003,430	(93,398,520)	1,622,109	(5,475,011)	32,595,183	(40,238,158)	14,846,615	(6,606,701)

Net increase (decrease) in net assets resulting from operations	125,893,785	(305,138,026)	10,720,280	(43,208,681)	36,448,990	(46,068,946)	19,771,715	(8,394,331)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,393,175)	(131,104)	(1,839,824)	(2,117,169)	–	–	(1,609,469)	(6,270,328)
Net realized gain on securities	–	–	–	(7,187,764)	–	(16,057,296)	–	–
Return of capital	–	–	–	–	–	–	–	(192,210)

Total distributions to shareholders	(5,393,175)	(131,104)	(1,839,824)	(9,304,933)	–	(16,057,296)	(1,609,469)	(6,462,538)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(40,622,008)	(81,596,920)	(2,786,464)	(3,634,942)	(7,703,526)	5,228,033	63,198,343	4,960,049

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,878,602	(386,866,050)	6,093,992	(56,148,556)	28,745,464	(56,898,209)	81,360,589	(9,896,820)
NET ASSETS:
Beginning of period	576,501,551	963,367,601	73,507,981	129,656,537	141,470,104	198,368,313	149,177,617	159,074,437

End of period†	$656,380,153	$576,501,551	$79,601,973	$73,507,981	$170,215,568	$141,470,104	$230,538,206	$149,177,617

†Includes accumulated undistributed net investment income (loss)	$4,387,861	$5,245,028	$1,021,824	$1,863,027	$(11,900)	$(40,768)	$2,518,009	$(616,599)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH I FUND		LARGE CAP CORE FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,527,858	$23,900,601	$5,683,031	$6,260,004	$6,881,325	$9,994,332	$1,168,028	$1,422,014
Net realized gain (loss) on investments and foreign currencies	8,482,570	(202,810,314)	7,992,157	(11,074,563)	12,790,685	(107,426,128)	1,595,800	(6,190,884)
Net unrealized gain (loss) on investments and foreign currencies	26,184,362	(240,358,297)	(2,966,201)	845,199	30,542,019	(160,070,815)	15,384,015	(15,199,357)

Net increase (decrease) in net assets resulting from operations	54,194,790	(419,268,010)	10,708,987	(3,969,360)	50,214,029	(257,502,611)	18,147,843	(19,968,227)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,427,547)	(31,968,928)	(5,920,505)	(9,522,402)	(9,737,177)	(9,678,332)	(1,374,980)	(546,193)
Net realized gain on securities	–	(108,876,703)	–	(75,809)	–	–	–	(5,440,842)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(21,427,547)	(140,845,631)	(5,920,505)	(9,598,211)	(9,737,177)	(9,678,332)	(1,374,980)	(5,987,035)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	22,288,377	186,047,101	(7,170,603)	(15,309,469)	(13,496,131)	(14,293,628)	1,973,936	38,591,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,055,620	(374,066,540)	(2,382,121)	(28,877,040)	26,980,721	(281,474,571)	18,746,799	12,636,117
NET ASSETS:
Beginning of period	728,783,814	1,102,850,354	150,314,152	179,191,192	444,783,093	726,257,664	97,480,421	84,844,304

End of period†	$783,839,434	$728,783,814	$147,932,031	$150,314,152	$471,763,814	$444,783,093	$116,227,220	$97,480,421

†Includes accumulated undistributed net investment income (loss)	$20,742,033	$21,357,055	$3,526,015	$3,177,435	$7,439,103	$9,982,822	$1,346,456	$1,556,078

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,482,263	$2,216,105	$23,100,096	$29,912,966	$(114,151)	$569,975	$196,311	$7,896,909
Net realized gain (loss) on investments and foreign currencies	5,450,731	(51,009,172)	52,517,677	(11,354,176)	36,600,653	(77,911,872)	801,644	(1,642,239)
Net unrealized gain (loss) on investments and foreign currencies	53,079,186	(112,915,788)	486,974,916	(920,244,108)	19,499,698	(59,732,016)	–	–

Net increase (decrease) in net assets resulting from operations	60,012,180	(161,708,855)	562,592,689	(901,685,318)	55,986,200	(137,073,913)	997,955	6,254,670

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,659,901)	(1,066,057)	(30,019,210)	(28,861,760)	(1,285,857)	–	(197,599)	(7,896,909)
Net realized gain on securities	–	(9,264,508)	(43,546,065)	(204,602,965)	–	(28,828,498)	(65,553)	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(2,659,901)	(10,330,565)	(73,565,275)	(233,464,725)	(1,285,857)	(28,828,498)	(263,152)	(7,896,909)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(22,375,492)	(34,499,835)	(29,506,434)	101,072,038	(11,061,050)	3,077,524	(70,932,381)	40,563,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,976,787	(206,539,255)	459,520,980	(1,034,078,005)	43,639,293	(162,824,887)	(70,197,578)	38,921,738
NET ASSETS:
Beginning of period	312,754,670	519,293,925	1,642,119,954	2,676,197,959	204,469,875	367,294,762	611,356,143	572,434,405

End of period†	$347,731,457	$312,754,670	$2,101,640,934	$1,642,119,954	$248,109,168	$204,469,875	$541,158,565	$611,356,143

†Includes accumulated undistributed net investment income (loss)	$1,505,013	$2,683,394	$24,122,717	$31,549,271	$194,773	$1,607,460	$(154)	$66,687

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$240,915	$253,967	$(1,276,682)	$649,605	$(364,774)	$(160,258)	$374,184	$1,144,768
Net realized gain (loss) on investments and foreign currencies	1,887,777	(3,927,572)	101,499,573	(223,349,935)	5,312,747	(9,967,315)	(5,362,336)	(25,010,064)
Net unrealized gain (loss) on investments and foreign currencies	20,958,844	(24,750,299)	67,149,026	(57,439,317)	14,635,807	(6,950,854)	75,951,141	(89,818,998)

Net increase (decrease) in net assets resulting from operations	23,087,536	(28,423,904)	167,371,917	(280,139,647)	19,583,780	(17,078,427)	70,962,989	(113,684,294)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(233,954)	(198,287)	(640,946)	–	(6,652)	–	(1,281,689)	(1,287,731)
Net realized gain on securities	–	(917,340)	–	–	–	(4,996,025)	–	(16,132,201)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(233,954)	(1,115,627)	(640,946)	–	(6,652)	(4,996,025)	(1,281,689)	(17,419,932)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	6,327,643	4,792,299	(20,243,339)	(64,841,045)	20,954,692	3,220,006	(20,337,158)	(22,758,359)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,181,225	(24,747,232)	146,487,632	(344,980,692)	40,531,820	(18,854,446)	49,344,142	(153,862,585)
NET ASSETS:
Beginning of period	73,521,478	98,268,710	563,609,619	908,590,311	46,178,922	65,033,368	237,443,887	391,306,472

End of period†	$102,702,703	$73,521,478	$710,097,251	$563,609,619	$86,710,742	$46,178,922	$286,788,029	$237,443,887

†Includes accumulated undistributed net investment income (loss)	$292,889	$285,928	$385,610	$590,227	$8,565	$36,696	$337,297	$1,238,232

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,469,987	$11,829,207	$1,404,099	$2,625,792	$(538,315)	$60,933	$50,373,623	$67,511,096	$936,936	$3,545,922
Net realized gain (loss) on investments and foreign currencies	(24,066,544)	(16,317,878)	18,317,193	(70,287,628)	7,241,171	(20,454,465)	23,187,928	79,627,118	13,917,853	(83,260,353)
Net unrealized gain (loss) on investments and foreign currencies	230,060,677	(314,308,016)	39,243,996	(16,750,314)	13,543,147	(13,856,275)	462,406,148	(1,548,279,945)	10,913,773	(16,521,692)

Net increase (decrease) in net assets resulting from operations	213,464,120	(318,796,687)	58,965,288	(84,412,150)	20,246,003	(34,249,807)	535,967,699	(1,401,141,731)	25,768,562	(96,236,123)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,860,350)	(14,334,633)	(3,330,142)	(2,401,346)	(189,800)	(83,639)	(65,547,002)	(79,283,912)	(3,379,457)	(2,153,386)
Net realized gain on securities	(18,036,370)	(59,679,284)	–	(6,436,536)	–	(3,134,178)	(88,792,364)	(357,253,607)	–	(2,590,364)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions to shareholders	(29,896,720)	(74,013,917)	(3,330,142)	(8,837,882)	(189,800)	(3,217,817)	(154,339,366)	(436,537,519)	(3,379,457)	(4,743,750)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,885,544)	36,748,584	(8,582,762)	(1,448,146)	(2,579,741)	(3,317,337)	115,680,769	19,875,554	(23,079,236)	(20,641,136)

TOTAL INCREASE (DECREASE) IN NET ASSETS	174,681,856	(356,062,020)	47,052,384	(94,698,178)	17,476,462	(40,784,961)	497,309,102	(1,817,803,696)	(690,131)	(121,621,009)
NET ASSETS:
Beginning of period	634,336,330	990,398,350	162,068,545	256,766,723	77,842,577	118,627,538	2,493,279,659	4,311,083,355	155,724,742	277,345,751

End of period†	$809,018,186	$634,336,330	$209,120,929	$162,068,545	$95,319,039	$77,842,577	$2,990,588,761	$2,493,279,659	$155,034,611	$155,724,742

† Includes accumulated undistributed net investment income (loss)	$8,097,615	$12,700,099	$1,535,172	$3,445,224	$64,331	$270,277	$51,350,920	$66,562,842	$837,444	$3,279,768

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Core Value Fund

Foreign Value Fund

Global Equity Fund

Global Real Estate Fund

Global Social Awareness Fund

Global Strategy Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Fund

International Growth I Fund

International Government Bond Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Money Market I Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, Inflation Protected Fund, Health Sciences Fund and Global Real Estate Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

On May 31, 2010, the New York Stock Exchange was closed for the Memorial Day Holiday, however, certain foreign markets were open. As a result, the Funds' priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on May 28, 2010, the last day in the reporting period that the Funds were open.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, adjusted quoted prices in inactive markets, quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of May 31, 2010 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables represent the value of derivatives held as of May 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2010:

	Asset Allocation Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—
Equity contracts(3)(4)	Variation margin on futures contracts	—	Variation margin on futures contracts	19,530

		$—		$19,530

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$157,890	$ (859)
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	2,535,581	(674,105)

		$2,693,471	$(674,964)

(1)	The Fund’s derivative contracts held during the year ended May 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for interest rate futures contracts was $40,938.
(3)	The average notional amount outstanding for equity futures contracts was $2,604.
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $49,220 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Core Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$879,794	$(438,871)

	Global Equity Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	$1,119,914	Unrealized depreciation on forward foreign currency contracts	$2,678,342

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$393,790	$(2,286,996)

	Global Social Awareness Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$124,110

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$5,089,342	$(2,515,430)

(1)	The Fund’s derivative contracts held during the year ended May 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $1,408.
(3)	The average notional amount outstanding for forward foreign currency contracts was $79,949,399.
(4)	The average notional amount outstanding for equity futures contracts was $12,167.
(5)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(653,055) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$7,760,991	Unrealized depreciation on forward foreign currency contracts	$1,841,741

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,270,688	$4,304,104

	Growth Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	$98	Unrealized depreciation on forward foreign currency contracts	$2,643

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$86,973	$60,653

	Health Sciences Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)		$—	Call and put options written, at value	$5,060,249

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$2,642,608	$(232,611)

(1)	The Fund’s derivative contracts held during the year ended May 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $169,579,978.
(3)	The average notional amount outstanding for forward foreign currency contracts was $2,338,585.
(4)	The average notional amount outstanding for equity written options contracts was $807,308.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$222,762

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$7,822,359	$(5,739,372)

	International Government Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$9,541

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(29,612)	$(9,541)

	Mid Cap Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(5)(6)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$166,199

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(5)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$11,722,442	$(3,432,851)

(1)	The Fund’s derivative contracts held during the year ended May 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $166,187.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(2,044,877) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $535,674.
(5)	The average notional amount outstanding for equity futures contracts was $33,433.
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(405,373) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Nasdaq-100® Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$24,315

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,379,257	$(195,051)

	Small Cap Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$196,825

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$14,766,562	$(4,949,040)

	Stock Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(6)(7)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$350,693

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$15,338,564	$(3,190,966)

(1)	The Fund’s derivative contracts held during the year ended May 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $2,567.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(45,748) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for equity futures contracts was $42,967.
(5)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $308,642 as reported in the Portfolio of Investments.
(6)	The average notional amount outstanding for equity futures contracts was $43,296.
(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(1,250,632) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of May 31, 2010, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of May 31, 2010, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At May 31, 2010, the due from broker amount as disclosed in the Statement of Assets and Liabilities for the Core Value Fund includes amounts set aside for margin requirements for open futures contracts.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. As of May 31, 2010, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

During the period ended May 31, 2010 the following Funds had options written:

	Written Options
	Health Sciences Fund
	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2009	6,204	$2,741,211
Options written	16,222	7,706,736
Options terminated in closing purchase transactions	(8,030)	(3,089,257)
Options exercised	(1,595)	(828,737)
Options expired	(4,059)	(1,592,902)

Options outstanding as of May 31, 2010	8,742	$4,937,051

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Government Securities	5.14%	$12,087,000
Growth & Income	1.19%	2,797,000
Large Capital Growth	1.85%	4,354,000
Mid Cap Index	0.55%	1,292,000
Nasdaq-100® Index	0.43%	1,016,000
Small Cap Index	6.73%	15,819,000
Stock Index	9.50%	22,343,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated May 28, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $235,082,000, a repurchase price of $235,082,261, and maturity date of June 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	1.38%	05/15/13	$240,000,000	$240,600,000

As of May 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	39.69%	$79,378,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 28, 2010, bearing interest at a rate of 0.17% per annum, with a principal amount of $200,000,000, a repurchase price of $200,003,778 and maturity date of June 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.38%	04/15/32	$129,936,400	$204,000,148

D. Mortgage-Backed Dollar Rolls

During the year ended May 31, 2010, the Government Securities Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government Securities Fund did not have any TBA Roll’s outstanding at the period end.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs. For the year ended May 31, 2010, the Government Securities Fund had realized (losses) from mortgage-backed dollar rolls of $1,043,203.

E. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

To realize additional income, a Fund may lend portfolio securities with a value of up to 30% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from the Funds' investments in U.S. real estate investment trusts ("REITs") often include a "return of capital", which is recorded by the Funds as a reduction to the cost basis of the securities held. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund**	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75%
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth I Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund*	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund*	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50%
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund†	0.40%
Nasdaq-100® Index Fund***	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Core Value Fund	0.77% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Global Equity Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund††	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million

*	Prior to March 26, 2010, the management fee for Asset Allocation Fund, and Global Social Awareness Fund was 0.50% on all assets.
**	Prior to March 26, 2010, the management fee for International Equities Fund was 0.35% on first $500 million and 0.25% on assets over $500 million.
***	Prior to December 1, 2009, the management fee for Nasdaq-100® Index Fund was 0.40% on all assets.
†	The Advisor voluntarily agreed, until further notice, to waive investment advisory fees for the Money Market I Fund. For the year ended May 31, 2010, the amount of investment advisory fees waived were $321,771.
††	Prior to October 1, 2009, the management fee for Growth Fund was 0.83% on the first $250 million, 0.78% on the next $250 million, 0.73% on the next $500 million and 0.68% on assets over $1 billion.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2010. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Core Value	0.83%
Global Real Estate	0.95%
Growth@	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth I	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index@	0.53%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Maximum Expense Limitation
Small Cap Aggressive Growth	0.99%
Small Cap@	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

@	Effective October 1, 2009, the expense limitations for the Growth Fund, Nasdaq-100® Index Fund and Small Cap Fund were changed from 0.95%, 0.55% and 0.95%, respectively, to 0.81%, 0.53% and 0.93%.

For the period ended May 31, 2010, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$112,135
Broad Cap Value Income	57,226
Core Equity	330,584
Core Value	198,226
Growth	200,423
Growth & Income	79,388
International Growth I	554,552
Large Cap Core	32,578
Mid Cap Strategic Growth	20,077
Money Market I	112,959
Nasdaq-100® Index	66,562
Small Cap Aggressive Growth	73,536
Small Cap	342,901
Small Cap Special Values	156,188
Small-Mid Growth	83,056
Value	143,758

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the period ended May 31, 2010, VALIC voluntarily waived $312,724 of expenses for the Money Market I Fund.

VALIC has entered into sub-advisory agreements with the following:

American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, “American Century”)—subadviser for the Core Value Fund, the Growth Fund, and a portion of the International Growth I Fund.

Barrow, Hanley, Mewhinney & Strauss, Inc.—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC and BlackRock Financial Management, Inc. (collectively “BlackRock”)—subadviser for the Core Equity Fund and the Global Equity Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)*—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth I Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth I Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

OppenheimerFunds, Inc.—subadviser for the Value Fund.

PineBridge Investments, LLC. (“PineBridge”)†—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund and a portion of the Mid Cap Strategic Growth Fund.

RCM Capital Management, LLC—subadviser for a portion of the Science & Technology Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)**—subadviser for the Government Securities Fund, the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, and Stock Index Fund and a portion of the Large Capital Growth Fund.

†	PineBridge is a successor-in-interest to AIG Global Investment Corp. and Brazos Capital Management, L.P.
*	Effective December 31, 2009, with respect to the Global Real Estate, International Growth I, Large Capital Growth and Small Cap Funds, Invesco Aim Capital Management, Inc. entered into an Assignment and Assumption Agreement by Invesco Advisers, Inc. (formerly known as Invesco Institutional, NA).
**	Effective December 1, 2009, SunAmerica replaced PineBridge as subadviser for the Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for a portion of the Science & Technology Fund.

Wells Capital Management, Inc.***—subadviser for the Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

***	Effective April 1, 2010, Wells Capital Management, Inc. replaced Evergreen Investment Management Company as subadviser for the Large Cap Core Fund, Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended May 31, 2010, VC I expensed $10,017,887 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2010, the Series expensed $96,847 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2010, certain directors of VC I have deferred $20,636 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VALIC Company II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. On May 24, 2010, VC I made lump-sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the Retirement Plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of May 31, 2010	Retirement Plan Expense	Retirement Plan Payments
		For the period ended May 31, 2010
Asset Allocation	$599	$—	$49,846
Blue Chip Growth	—	9,946	36,855
Broad Cap Value Income	—	520	3,262
Capital Conservation	578	—	29,725
Core Equity	1,065	—	157,891
Core Value	—	—	54,810
Foreign Value	—	22,899	108,039
Global Equity	—	6,850	46,785
Global Real Estate	—	7,155	9,789
Global Social Awareness	1,278	—	120,249
Global Strategy	—	9,883	55,937
Government Securities	618	—	39,083
Growth	—	2,396	180,038
Growth & Income	387	—	49,514
Health Sciences	—	540	39,938

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Retirement Plan Liability as of May 31, 2010	Retirement Plan Expense	Retirement Plan Payments
		For the period ended May 31, 2010
Inflation Protected	$—	$—	$12,151
International Equities	4,031	29,004	156,334
International Government Bond	734	—	40,217
International Growth I	—	—	129,051
Large Cap Core	—	2,664	14,036
Large Capital Growth	—	9,355	64,167
Mid Cap Index	9,561	36,808	528,123
Mid Cap Strategic Growth	—	9,238	40,392
Money Market I	2,852	2,621	147,175
Nasdaq-100® Index	—	—	19,503
Science & Technology	3,274	11,697	371,569
Small Cap Aggressive Growth	—	1,796	7,584
Small Cap	—	—	139,123
Small Cap Index	3,623	16,634	184,507
Small Cap Special Values	—	5,960	37,445
Small-Mid Growth	—	2,645	17,443
Stock Index	14,296	—	1,232,929
Value	—	2,599	24,492

At May 31, 2010, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AGL
Asset Allocation	100.00%	—
Blue Chip Growth	99.97%	*
Broad Cap Value Income	100.00%	—
Capital Conservation	100.00%	—
Core Equity	100.00%	—
Core Value	99.97%	*
Foreign Value	100.00%	—
Global Equity	100.00%	—
Global Real Estate	100.00%	—
Global Social Awareness	100.00%	—
Global Strategy	100.00%	—
Government Securities	96.72%	—
Growth	100.00%	—
Growth & Income	95.95%	—
Health Sciences	99.95%	*
Inflation Protected	100.00%	—
International Equities	97.50%	*
International Government Bond	100.00%	—
International Growth I	100.00%	—
Large Cap Core	100.00%	—
Large Capital Growth	100.00%	—
Mid Cap Index	98.90%	*
Mid Cap Strategic Growth	100.00%	—
Money Market I	78.21%	20.65%
Nasdaq-100® Index	96.91%	*
Science & Technology	99.76%	*
Small Cap	100.00%	—
Small Cap Aggressive Growth	100.00%	—
Small Cap Index	98.55%	*
Small Cap Special Values	100.00%	—
Small-Mid Growth	100.00%	—
Stock Index	98.61%	*
Value	100.00%	—

*	Less than 5% ownership.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/2009	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 5/31/2010
Stock Index	American International Group, Inc.	$—	$1,391,884	$24,812	$52,030	$(394,688)	$462,912	$1,432,890

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Growth Fund	International Growth I Fund	Value Fund
JP Morgan Securities (Asia Pacific) Ltd.	$375	$2,595	$—
J.P. Morgan Securities, Inc.	82,785	26,779	—
J.P. Morgan Securities, Ltd.	3,776	27,046	—
Oppenheimer & Co., Inc.	—	—	2,998
Cazenove & Co.	696	2,484	—
Goldman Sachs & Co.	—	—	—
J.P. Morgan Clearing Corp.	584	5,174	—
J.P. Morgan Chase & Co	—	91	—

On September 22, 2009, the Asset Allocation Fund purchased an additional 2,400 shares of Vanguard Emerging Market ETF and an additional 2,400 shares of MSCI Emerging Market Index Fund iShares resulting in the Fund’s total positions in investment companies to exceed 10% of assets. The Fund is subject to a limitation which prohibits the Fund from investing more than 10% of its assets in investment companies. On October 6, 2009, the Fund sold 2,400 shares of the Vanguard Emerging Market ETF and 2,400 shares of the MSCI Emerging Market Index Fund iShares, reducing the Fund’s positions in investment companies to less than 10% of assets. The sales resulted in a gain of $1,701 to the Fund.

On August 12, 2009 and August 20, 2009, the Capital Conservation Fund purchased $100,000 par value of Cricket Communications 10.00% due 07/15/2015, and $100,000 par value of Ball Corp. 7.13% due 09/01/2016, respectively. Both purchases were in below-investment grade securities, which the Fund is prohibited from owning. The Fund sold Cricket Communications 10.00% due 07/15/2015 on August 18, 2009 and Ball Corp., 7.13% due 09/01/2016 on September 9, 2009, eliminating the Fund’s investments in below-investment grade securities. The sale of Cricket Communication 10.00% due 07/15/2015 and Ball Corp. 7.13% due 09/01/2016 resulted in a loss of $2,708 and a gain of $3,011, respectively, to the Fund.

On December 8, 2009, the Capital Conservation Fund purchased $54,387 par value of Morgan Stanley Structured Trust 0.42% due 6/25/2037. Morgan Stanley Structured Trust 0.42% due 6/25/2037 is a below-investment grade security, which the Fund is prohibited from owning. On December 16, 2009, the Fund sold Morgan Stanley Structured Trust 0.42% due 6/25/2037, eliminating the Fund’s investment in below-investment grade securities. The sale of Morgan Stanley Structured Trust 0.42% due 6/25/2037 resulted in a loss of $540 to the Fund.

On December 16, 2009, the Capital Conservation Fund purchased $55,000 par value of CIT Group Funding Co. 10.25% due 5/1/2017. On 04/29/2010, the security received an NRSRO rating of B+ by S&P causing the Fund to be invested in a below-investment grade security, which the Fund is prohibited from owning. The Fund sold CIT Group Funding Co. 10.25% due 5/1/2017 on April 30, 2010, eliminating the Fund’s investment in below-investment grade securities. The sale of CIT Group Funding Co. 10.25% due 5/1/2017 resulted in a gain of $1,377 to the Fund.

On December 17, 2009, the Capital Conservation Fund purchased $150,000 par value of Affiliated Computer Services 5.20% due 6/1/2015. Affiliated Computer Services 5.20% due 6/1/2015 is a below-investment grade security, which the Fund is prohibited from owning. On January 6, 2010, the Fund sold Affiliated Computer Services 5.20%, due 6/1/2015, eliminating the Fund’s investment in below-investment grade securities. There was no gain or loss to the Fund from the sale of Affiliated Computer Services 5.20% due 6/1/2015.

On May 5, 2010, the Mid Cap Strategic Growth Fund sold 55,500 shares of Proshares Ultra S&P 500 and 55,000 shares of SPDR S&P Retail ETF that it did not own (“naked short sale”). The Fund has an investment restriction that prohibits the Fund from executing naked short sales. On May 6 and May 10, 2010, the Fund purchased 26,251 and 29,249 shares of Proshares Ultra S&P 500 and 25,784 and 29,216 shares of SPDR S&P 500 Retail ETF to correct the naked short sales, resulting in a gains of $87,838 and $42,714, respectively to the Fund.

On July 21, 2010, VALIC made the following payments to the Funds for certain losses recognized by the Funds as a result of the recalculation of the Funds’ net asset values per share for certain dates during the fiscal year ended May 31, 2009 in connection with the revaluation of the Funds’ holdings of units of Securities Lending Quality Trust, which were purchased with cash collateral received with respect to securities loaned:

Fund	Amount
Core Equity	$6,573
Global Equity	13,017
Global Strategy	60,207
Government Securities	4,311
Growth	17,430
Growth & Income	3,716
Large Capital Growth	25,014
Nasdaq-100® Index	177
Science & Technology	6,315
Small Cap Aggressive Growth	27
Small Cap Special Values	778
Small-Mid Growth	909

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $761,000 for the year ended May 31, 2010. As of May 31, 2010, $550,000 is due from VALIC, which is included in the “Due from investment adviser” line in the Statement of Assets and Liabilities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

On March 4, 2009, AIG, the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to the Government Securities Fund, the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund and a portion of the Large Capital Growth Fund and the Funds’ administrator issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.8% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2010, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$139,300,519	$142,553,365	$36,047,346	$20,513,351
Blue Chip Growth	197,064,449	209,942,545	—	—
Broad Cap Value Income	4,542,248	4,261,988	—	—
Capital Conservation	159,648,698	165,919,652	33,377,280	24,058,567
Core Equity	228,162,336	239,631,432	—	—
Core Value	53,903,285	46,701,550	—	—
Foreign Value	230,349,160	208,187,649	—	—
Global Equity	545,584,904	563,086,978	—	—
Global Real Estate	229,635,011	238,480,152	—	—
Global Social Awareness	236,116,981	273,028,428	—	—
Global Strategy	73,506,661	73,727,019	—	—
Government Securities	—	9,448,154	271,423,566	317,205,950
Growth	641,111,191	683,677,902	—	—
Growth & Income	136,965,654	137,672,381	—	—
Health Sciences	63,592,994	64,560,516	—	—
Inflation Protected	127,863,733	77,644,007	41,301,902	6,863,742
International Equities	575,152,857	542,353,655	—	—
International Government Bond	185,379,738	200,680,604	32,244,842	26,142,638
International Growth I	388,031,817	394,421,685	—	—
Large Cap Core	34,835,026	38,610,047	—	—
Large Capital Growth	201,448,017	234,099,701	—	—
Mid Cap Index	225,321,009	268,133,689	—	—
Mid Cap Strategic Growth	545,246,328	560,811,097	—	—
Nasdaq-100® Index	12,318,477	5,122,189	—	—
Science & Technology	906,957,204	913,459,380	—	—
Small Cap Aggressive Growth	65,094,902	46,705,101	—	—
Small Cap	97,744,562	120,026,220	—	—
Small Cap Index	125,180,307	106,650,631	—	—
Small Cap Special Values	185,091,385	192,132,449	—	—
Small-Mid Growth	64,756,204	66,674,657	—	—
Stock Index	249,808,214	189,702,745	—	—
Value	168,091,428	186,882,169	—	—

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, security lending partnership, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2010.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$126,089,606	$7,552,887	$(6,281,838)	$1,271,049
Blue Chip Growth	384,121,184	72,271,356	(12,215,088)	60,056,268
Broad Cap Value	21,263,935	1,920,401	(2,920,491)	(1,000,090)
Capital Conservation	136,107,524	3,855,076	(1,411,045)	2,444,031

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Equity	$244,482,528	$17,429,247	$(18,148,810)	$(719,563)
Core Value	128,663,546	8,537,358	(15,831,589)	(7,294,231)
Foreign Value	953,417,520	52,819,102	(166,199,492)	(113,380,390)
Global Equity	257,909,584	7,191,062	(16,802,801)	(9,611,739)
Global Real Estate	255,223,944	45,277,903	(24,573,101)	20,704,802
Global Social Awareness	300,814,004	9,695,115	(42,855,935)	(33,160,820)
Global Strategy	425,441,986	27,170,223	(46,534,873)	(19,364,650)
Government Securities	125,811,074	3,608,751	(335,955)	3,272,796
Growth	691,190,097	71,117,949	(34,991,335)	36,126,614
Growth & Income	88,575,553	2,662,103	(6,626,453)	(3,964,350)
Health Sciences	169,300,203	26,329,334	(20,464,467)	5,864,867
Inflation Protected	225,610,947	9,241,469	(3,771,745)	5,469,724
International Equities	990,981,065	25,978,803	(171,363,385)	(145,384,582)
International Government Bond*	143,356,747	6,355,812	(5,214,403)	1,141,409
International Growth I	531,130,141	32,060,327	(56,960,816)	(24,900,489)
Large Cap Core	125,911,926	12,326,169	(8,727,463)	3,598,706
Large Capital Growth	337,439,853	42,400,049	(17,194,815)	25,205,234
Mid Cap Index	2,470,214,427	280,775,787	(364,936,768)	(84,160,981)
Mid Cap Strategic Growth	283,327,655	29,913,646	(28,740,621)	1,173,025
Money Market I	569,874,227	—	—	—
Nasdaq-100® Index	85,420,163	29,436,143	(8,204,252)	21,231,891
Science & Technology	739,970,565	95,281,190	(59,775,498)	35,505,692
Small Cap Aggressive Growth	89,980,593	11,896,218	(8,040,206)	3,856,012
Small Cap	319,579,639	49,514,861	(30,205,544)	19,309,317
Small Cap Index	1,012,189,317	128,298,042	(199,212,810)	(70,914,768)
Small Cap Special Values	247,567,643	20,445,774	(26,042,059)	(5,596,285)
Small-Mid Growth	94,979,333	18,314,964	(4,700,549)	13,614,415
Stock Index	2,979,660,014	745,136,182	(468,968,538)	276,167,644
Value	157,137,670	11,294,628	(11,684,425)	(389,797)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2009.

The tax basis distributable earnings at May 31, 2010 and the tax character of distributions paid during the year ended May 31, 2010 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2010
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Asset Allocation	$2,715,898	$(15,817,179)	$1,271,051	$3,536,552	$—	$—
Blue Chip Growth	119,702	(75,083,954)	60,055,989	906,871	—	—
Broad Cap Value	147,180	(3,065,554)	(1,000,090)	392,535	—	—
Capital Conservation	4,458,795	(7,280,667)	2,444,031	5,565,027	—	—
Core Equity	2,800,192	(178,680,171)	(719,563)	4,266,857	—	—
Core Value	1,825,993	(31,258,824)	(7,294,218)	2,814,896	—	—
Foreign Value	15,731,924	(133,957,513)	(113,434,466)	19,659,718	—	—
Global Equity	4,183,530	(115,456,496)	(9,700,783)	776,371	—	—
Global Real Estate	1,429,067	(12,850,339)	20,701,092	29,386,642	—	—
Global Social Awareness	4,394,060	(153,909,626)	(33,177,244)	6,920,505	—	—
Global Strategy	15,032,226	(33,009,625)	(18,393,360)	37,023,590	—	—
Government Securities	3,525,295	(1,708,494)	3,272,796	4,944,289	—	—
Growth	4,427,099	(217,336,180)	36,123,952	5,393,175	—	—
Growth & Income	1,024,852	(32,442,960)	(3,964,350)	1,839,824	—	—
Health Sciences	—	—	5,739,106	—	—	—
Inflation Protected	2,548,269	(5,053,240)	5,453,990	1,609,469	—	—
International Equities	21,673,371	(175,941,319)	(144,447,644)	21,427,547	—	—
International Government Bond*	5,920,505	(1,729,701)	12,278,075	5,920,505	—	—
International Growth I	7,721,219	(103,769,194)	(24,945,125)	9,737,177	—	—
Large Cap Core	1,332,992	(4,825,332)	3,597,033	1,374,980	—	—
Large Capital Growth	1,487,778	(45,435,433)	25,204,105	2,659,901	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2010
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Mid Cap Index	$23,588,821	$(6,619,285)	$(84,160,981)	$30,526,650	$43,038,625	$—
Mid Cap Strategic Growth	117,016	(40,084,767)	1,173,025	1,285,857	—	—
Money Market I	8,481	(1,390,231)	—	263,152	—	—
Nasdaq-100® Index	269,803	(2,812,380)	21,231,891	233,954	—	—
Science & Technology	—	(691,195,026)	35,526,681	640,946	—	—
Small Cap Aggressive Growth	—	(4,148,753)	3,856,012	6,652	—	—
Small Cap	464,753	(63,162,266)	19,309,572	1,281,689	—	—
Small Cap Index	7,379,062	(59,324,114)	(70,914,768)	14,099,262	15,797,458	—
Small Cap Special Values	1,330,222	(56,993,678)	(5,596,285)	3,330,142	—	—
Small-Mid Growth	—	(34,244,334)	13,614,415	189,800	—	—
Stock Index	57,075,132	42,900,308	276,167,644	65,614,118	88,725,248	—
Value	999,315	(73,848,982)	(389,797)	3,379,457	—	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2009.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2009 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
Asset Allocation	$6,900,270	$3,551,397	$—
Blue Chip Growth	535,858	260,752	—
Broad Cap Value Income	497,798	537	—
Capital Conservation	8,863,046	—	—
Core Equity	2,839,800	—	—
Core Value	3,829,179	6,721,872	—
Foreign Value	28,954,351	60,664,948	—
Global Equity	15,583,730	10,192,350	—
Global Real Estate	2,952,419	16,652	—
Global Social Awareness	21,187,711	22,535,717	—
Global Strategy	27,373,828	7,593,756	—
Government Securities	4,762,755	—	—
Growth	131,104	—	—
Growth & Income	5,827,546	3,477,387	—
Health Sciences	4,173,968	11,883,328	—
Inflation Protected	6,270,328	—	192,210
International Equities	33,691,868	107,153,763	—
International Government Bond	9,556,986	41,225	—
International Growth I	9,678,332	—	—
Large Cap Core	1,569,170	4,417,865	—
Large Capital Growth	1,066,057	9,264,508	—
Mid Cap Index	32,390,611	201,074,114	—
Mid Cap Strategic Growth	13,586,083	15,242,415	—
Money Market I	7,896,909	—	—
Nasdaq-100® Index	198,287	917,340	—
Science & Technology	—	—	—
Small Cap Aggressive Growth	4,122,387	873,638	—
Small Cap	1,289,125	16,130,807	—
Small Cap Index	15,672,294	58,341,623	—
Small Cap Special Values	2,739,045	6,098,837	—
Small-Mid Growth	1,888,119	1,329,698	—
Stock Index	79,633,575	356,903,944	—
Value	2,155,886	2,587,864	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2010, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2011	2012	2013	2014	2015	2016	2017	2018
Asset Allocation	$—	$—	$—	$—	$—	$—	$8,169,384	$7,647,795
Blue Chip Growth	154,910	—	—	—	—	—	25,811,627	49,117,417
Broad Cap Value	—	—	—	—	—	—	1,290,353	1,775,201
Capital Conservation	—	—	—	—	—	—	7,280,667	—
Core Equity	73,134,761	32,639,490	—	—	—	—	24,335,917	48,570,003
Core Value	—	—	—	—	—	—	9,349,929	21,908,895
Foreign Value	—	—	—	—	—	—	619,077	133,338,436
Global Equity	—	—	—	—	—	—	43,581,265	71,875,231
Global Real Estate	—	—	—	—	—	—	3,471,144	9,379,195
Global Social Awareness	—	—	—	—	—	—	52,193,261	101,716,365
Global Strategy	—	—	—	—	—	—	5,707,963	27,301,662
Government Securities	—	—	—	—	1,708,494	—	—	—
Growth	1,573,371	—	—	1,130,162	47,815,438	—	66,892,027	99,925,182
Growth & Income	—	—	—	—	—	—	13,966,026	18,476,934
Health Sciences	—	—	—	—	—	—	—	—
Inflation Protected	—	—	—	17,841	478,150	34,179	1,235,563	3,287,507
International Equities	—	—	—	—	—	—	47,768,559	128,172,760
International Government Bond*	—	—	—	—	—	—	1,729,701	—
International Growth I	17,227,965	—	—	—	—	—	26,569,259	59,971,970
Large Cap Core	—	—	—	—	—	—	4,640,985	184,347
Large Capital Growth	—	—	—	—	—	—	16,394,045	29,041,388
Mid Cap Index	—	—	—	—	—	—	—	6,619,285
Mid Cap Strategic Growth	—	—	—	—	—	—	26,700,811	13,383,956
Money Market I	—	—	—	—	—	—	1,390,231	—
Nasdaq-100® Index	—	—	—	—	—	—	1,504,725	1,307,655
Science & Technology	404,504,281	171,964,888	—	—	—	—	38,732,224	75,993,633
Small Cap Aggressive Growth	—	—	—	—	—	—	3,524,627	624,126
Small Cap	—	—	—	—	—	—	33,895,635	29,266,631
Small Cap Index	—	—	—	—	—	—	—	59,324,114
Small Cap Special Values	—	—	—	—	—	—	18,913,026	38,080,652
Small-Mid Growth	—	—	—	—	—	—	26,489,534	7,754,800
Stock Index	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	25,251,924	48,597,058

*	The Capital Loss Carryforward for International Government Bond Fund are for the 12 months ended, September 30, 2009.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carryforwards expired during the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Asset Allocation	$—	$—
Blue Chip Growth	—	957,898
Broad Cap Value	—	—
Capital Conservation	1,238,400	—
Core Equity	—	—
Core Value	—	—
Foreign Value	—	—
Global Equity	—	—
Global Real Estate	—	—
Global Social Awareness	—	—
Global Strategy	—	—
Government Securities	1,450,561	—
Growth	—	102,053,141
Growth & Income	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Health Sciences	$2,413,801	$—
Inflation Protected	—	—
International Equities	—	—
International Government Bond	—	—
International Growth I	—	—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Money Market I	252,008	—
Nasdaq-100® Index	—	—
Science & Technology	—	856,100,578
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2010, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Asset Allocation	$—	$—
Blue Chip Growth	181,925	2,044
Broad Cap Value	58,602	—
Capital Conservation	—	—
Core Equity	3,566,875	—
Core Value	1,521,077	141
Foreign Value	4,026,150	509,692
Global Equity	771,501	2,091,210
Global Real Estate	—	24,193
Global Social Awareness	8,468,062	56,172
Global Strategy	2,310,674	—
Government Securities	820,242	—
Growth	—	—
Growth & Income	683,572	—
Health Sciences	—	10,290
Inflation Protected	822,483	29,425
International Equities	1,865,080	57,541
International Government Bond*	6,099,989	—
International Growth I	—	217,869
Large Cap Core	—	11,453
Large Capital Growth	1,869,815	1,161
Mid Cap Index	—	—
Mid Cap Strategic Growth	187,007	13,791
Money Market I	362	—
Nasdaq-100® Index	—	—
Science & Technology	—	25,288
Small Cap Aggressive Growth	—	—
Small Cap	1,705,880	509
Small Cap Index	—	—
Small Cap Special Values	525,788	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

*	The deferred Post-October Capital Loss for International Government Bond Fund is for the tax year ended September 30, 2009.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

For the period ended May 31, 2010, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, expiration of capital loss carryforwards, disposition of passive foreign investment companies securities, non-deductible expenses, dividend reclass, and treatment of foreign currency, to the components of net assets as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$45,873	$(45,873)	$—
Blue Chip Growth	(3,631)	961,529	(957,898)
Broad Cap Value	—	—	—
Capital Conservation	87,994	(87,994)	—
Core Equity	—	—	—
Core Value	2,080	(2,080)	—
Foreign Value	(436,654)	436,654	—
Global Equity	1,828,221	(1,828,221)	—
Global Real Estate	15,499,488	(15,499,488)	—
Global Social Awareness	(47,936)	47,936	—
Global Strategy	(1,914,271)	1,914,271	—
Government Securities	17,400	(17,400)	—
Growth	117,633	101,935,508	(102,053,141)
Growth & Income	—	—	—
Health Sciences	1,067,090	(448,526)	(618,564)
Inflation Protected	(52,383)	52,385	(2)
International Equities	1,284,667	(1,284,667)	—
International Government Bond*	586,054	(586,054)	—
International Growth I	312,133	(312,133)	—
Large Cap Core	(2,670)	2,670	—
Large Capital Growth	(743)	743	—
Mid Cap Index	(507,440)	507,440	—
Mid Cap Strategic Growth	(12,679)	12,679	—
Money Market I	(65,553)	65,553	—
Nasdaq-100® Index	—	—	—
Science & Technology	1,713,011	856,151,969	(857,864,980)
Small Cap Aggressive Growth	343,295	—	(343,295)
Small Cap	6,570	(6,570)	—
Small Cap Index	(212,121)	212,121	—
Small Cap Special Values	15,991	(15,991)	—
Small-Mid Growth	522,169	—	(522,169)
Stock Index	(38,543)	38,543	—
Value	197	(197)	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2009.

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,647,344	$15,204,827	7,631,606	$59,089,683	5,937,937	$49,573,110	48,573,570	$323,075,412
Reinvested dividends	380,684	3,536,552	1,382,496	10,451,667	102,125	906,871	129,741	796,610
Shares redeemed	(2,170,113)	(20,074,556)	(9,947,231)	(78,976,908)	(7,160,281)	(61,959,084)	(38,832,887)	(254,773,653)

Net increase (decrease)	(142,085)	$(1,333,177)	(933,129)	$(9,435,558)	(1,120,219)	$(11,479,103)	9,870,424	$69,098,369

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	333,019	$2,840,535	1,723,590	$11,825,010	3,082,722	$28,557,117	9,198,021	$78,409,830
Reinvested dividends	45,015	392,535	73,500	498,335	614,241	5,565,027	1,041,486	8,863,046
Shares redeemed	(371,172)	(3,182,983)	(1,948,064)	(13,611,608)	(2,212,449)	(20,394,601)	(11,242,199)	(96,745,679)

Net increase (decrease)	6,862	$50,087	(150,974)	$(1,288,263)	1,484,514	$13,727,543	(1,002,692)	$(9,472,803)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Core Equity				Core Value
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	498,616	$5,277,342	10,316,490	$92,141,264	2,841,671	$20,593,657	5,794,309	$36,823,243
Reinvested dividends	390,738	4,266,857	326,039	2,839,800	371,358	2,814,896	1,688,168	10,551,051
Shares redeemed	(2,353,176)	(25,042,235)	(14,008,564)	(128,734,815)	(2,091,068)	(15,451,260)	(9,108,629)	(61,020,687)

Net increase (decrease)	(1,463,822)	$(15,498,036)	(3,366,035)	$(33,753,751)	1,121,961	$7,957,293	(1,626,152)	$(13,646,393)

	Foreign Value				Global Equity
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,254,969	$116,684,981	77,763,154	$467,883,475	2,164,619	$15,714,941	12,158,788	$72,800,328
Reinvested dividends	2,291,342	19,659,718	14,961,486	89,619,299	104,773	776,371	4,602,871	25,776,080
Shares redeemed	(9,597,863)	(79,939,310)	(77,118,930)	(467,831,871)	(4,489,509)	(32,102,263)	(16,258,935)	(102,712,308)

Net increase (decrease)	6,948,448	$56,405,389	15,605,710	$89,670,903	(2,220,117)	$(15,610,951)	502,724	$(4,135,900)

	Global Real Estate				Global Social Awareness
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,639,034	$19,571,555	59,203,150	$381,604,669	1,497,225	$19,027,134	21,936,076	$228,482,618
Reinvested dividends	3,955,134	29,386,642	483,562	2,969,071	522,302	6,920,505	4,367,975	43,723,428
Shares redeemed	(4,831,327)	(36,934,934)	(26,850,002)	(157,125,266)	(5,868,281)	(72,559,901)	(29,725,384)	(314,432,094)

Net increase (decrease)	1,762,841	$12,023,263	32,836,710	$227,448,474	(3,848,754)	$(46,612,262)	(3,421,333)	$(42,226,048)

	Global Strategy				Government Securities
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,455,952	$26,016,480	33,050,674	$296,830,563	1,794,178	$19,051,830	21,786,646	$233,745,312
Reinvested dividends	3,601,517	37,023,590	3,855,301	34,967,584	477,709	4,944,289	423,733	4,762,755
Shares redeemed	(3,585,244)	(37,852,890)	(39,047,133)	(352,930,752)	(4,339,793)	(45,799,529)	(24,893,744)	(267,164,651)

Net increase (decrease)	2,472,225	$25,187,180	(2,141,158)	$(21,132,605)	(2,067,906)	$(21,803,410)	(2,683,365)	$(28,656,584)

	Growth				Growth & Income
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,636,121	$14,562,490	41,534,476	$291,631,855	602,851	$6,448,835	7,487,578	$66,592,420
Reinvested dividends	581,161	5,393,175	19,423	131,104	168,946	1,839,824	1,054,981	9,304,933
Shares redeemed	(6,715,519)	(60,577,673)	(51,948,848)	(373,359,879)	(1,035,035)	(11,075,123)	(8,715,245)	(79,532,295)

Net increase (decrease)	(4,498,237)	$(40,622,008)	(10,394,949)	$(81,596,920)	(263,238)	$(2,786,464)	(172,686)	$(3,634,942)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,322,475	$11,980,833	16,859,400	$127,362,646	7,833,099	$76,797,761	16,026,815	$146,690,506
Reinvested dividends	—	—	2,385,928	16,057,296	164,399	1,609,469	710,950	6,462,538
Shares redeemed	(2,245,318)	(19,684,359)	(18,328,366)	(138,191,909)	(1,543,211)	(15,208,887)	(16,405,225)	(148,192,995)

Net increase (decrease)	(922,843)	$(7,703,526)	916,962	$5,228,033	6,454,287	$63,198,343	332,540	$4,960,049

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities				International Government Bond
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,956,126	$85,257,456	115,384,404	$560,850,222	2,171,142	$26,496,357	13,370,416	$147,072,541
Reinvested dividends	3,595,226	21,427,547	30,159,664	140,845,630	489,298	5,920,505	856,983	9,598,211
Shares redeemed	(14,250,721)	(84,396,626)	(110,364,639)	(515,648,751)	(3,267,466)	(39,587,465)	(15,668,456)	(171,980,221)

Net increase (decrease)	4,300,631	$22,288,377	35,179,429	$186,047,101	(607,026)	$(7,170,603)	(1,441,057)	$(15,309,469)

	International Growth I				Large Cap Core
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,705,647	$44,658,359	37,354,440	$280,664,713	2,281,757	$21,668,794	16,590,829	$125,889,610
Reinvested dividends	987,543	9,737,177	1,313,207	9,678,332	141,751	1,374,980	862,685	5,987,035
Shares redeemed	(7,134,548)	(67,891,667)	(40,245,260)	(304,636,673)	(2,329,624)	(21,069,838)	(13,010,094)	(93,285,266)

Net increase (decrease)	(1,441,358)	$(13,496,131)	(1,577,613)	$(14,293,628)	93,884	$1,973,936	4,443,420	$38,591,379

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,062,143	$10,120,144	14,642,562	$116,245,765	5,224,687	$83,782,005	88,650,915	$1,087,507,695
Reinvested dividends	266,790	2,659,901	1,373,745	10,330,565	4,496,655	73,565,275	19,751,669	233,464,725
Shares redeemed	(3,611,699)	(35,155,537)	(19,721,992)	(161,076,165)	(11,541,589)	(186,853,714)	(97,173,741)	(1,219,900,382)

Net increase (decrease)	(2,282,766)	$(22,375,492)	(3,705,685)	$(34,499,835)	(1,820,247)	$(29,506,434)	11,228,843	$101,072,038

	Mid Cap Strategic Growth				Money Market I
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,701,894	$15,696,112	12,209,325	$87,058,263	532,624,636	$532,624,636	696,472,302	$696,472,302
Reinvested dividends	133,388	1,285,857	4,455,718	28,828,498	263,152	263,152	7,896,909	7,896,909
Shares redeemed	(2,950,929)	(28,043,019)	(14,978,648)	(112,809,237)	(603,820,170)	(603,820,169)	(663,805,234)	(663,805,234)

Net increase (decrease)	(1,115,647)	$(11,061,050)	1,686,395	$3,077,524	(70,932,382)	$(70,932,381)	40,563,977	$40,563,977

	Nasdaq-100® Index				Science & Technology
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,781,443	$22,156,270	17,812,861	$63,276,350	3,619,808	$44,805,576	24,934,733	$214,934,260
Reinvested dividends	47,168	233,954	345,395	1,115,627	49,647	640,946	—	—
Shares redeemed	(3,298,187)	(16,062,581)	(16,736,943)	(59,599,678)	(5,233,610)	(65,689,861)	(31,519,298)	(279,775,305)

Net increase (decrease)	1,530,424	$6,327,643	1,421,313	$4,792,299	(1,564,155)	$(20,243,339)	(6,584,565)	$(64,841,045)

	Small Cap Aggressive				Small Cap
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,000,874	$27,703,994	5,868,611	$35,621,624	1,165,502	$8,716,814	35,612,956	$204,412,839
Reinvested dividends	739	6,652	885,820	4,996,025	166,670	1,281,689	2,977,766	17,419,932
Shares redeemed	(745,517)	(6,755,954)	(6,024,220)	(37,397,643)	(3,975,307)	(30,335,661)	(41,291,031)	(244,591,130)

Net increase (decrease)	2,256,096	$20,954,692	730,211	$3,220,006	(2,643,135)	$(20,337,158)	(2,700,309)	$(22,758,359)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Index				Small Cap Special Values
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,827,930	$42,877,305	51,725,324	$462,476,772	1,881,779	$13,237,277	15,521,900	$87,638,772
Reinvested dividends	2,643,388	29,896,720	8,297,524	74,013,917	439,913	3,330,142	1,564,227	8,837,882
Shares redeemed	(7,167,309)	(81,659,569)	(55,413,283)	(499,742,105)	(3,311,954)	(25,150,181)	(16,607,630)	(97,924,800)

Net increase (decrease)	(695,991)	$(8,885,544)	4,609,565	$36,748,584	(990,262)	$(8,582,762)	478,497	$(1,448,146)

	Small-Mid Growth				Stock Index
	For the year ended May 31, 2010		For the year ended May 31, 2009		For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	767,420	$6,207,689	9,013,034	$54,626,130	11,224,448	$240,781,531	80,715,757	$1,477,193,621
Reinvested dividends	22,950	189,800	560,595	3,217,817	6,933,485	154,339,366	24,360,353	436,537,519
Shares redeemed	(1,089,247)	(8,977,230)	(9,912,103)	(61,161,284)	(12,560,079)	(279,440,128)	(98,893,696)	(1,893,855,586)

Net increase (decrease)	(298,877)	$(2,579,741)	(338,474)	$(3,317,337)	5,597,854	$115,680,769	6,182,414	$19,875,554

	Value
	For the year ended May 31, 2010		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,387,928	$20,018,505	23,211,770	$159,154,220
Reinvested dividends	398,521	3,379,457	766,357	4,743,750
Shares redeemed	(5,701,781)	(46,477,198)	(27,546,271)	(184,539,106)

Net increase (decrease)	(2,915,332)	$(23,079,236)	(3,568,144)	$(20,641,136)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Funds’ expenses have been reduced. For the period ended May 31, 2010, the amount of expense reductions received by each fund, used to offset the Funds’ non-affiliated expenses, were as follows:

Fund	Expense Reductions
Asset Allocation	$5,392
Blue Chip Growth	11,913
Broad Cap Value Income	1,098
Core Equity	10,308
Foreign Value	689
Global Equity	31,052
Global Real Estate	7,386
Global Social Awareness	26,731
Growth & Income	10,220
Health Sciences	4,380
International Growth I	3,998
Large Cap Core	11,158
Large Capital Growth	15,991
Mid Cap Strategic Growth	102,087
Science & Technology	109,443
Small Cap Aggressive Growth	10,539
Small Cap	22,374
Small Cap Special Values	29,752
Small-Mid Growth	33,104

Note 8 — Investment Concentration

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, Government Securities Fund, and Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 39.8%, 53.8% and 56.5%, respectively, of their total net assets invested in such securities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Equity Fund, Global Real Estate Fund, Global Strategy Fund, Global Social Awareness Fund and the International Government Bond Fund. The International Equities Fund had 21.1% and 17.0% of its net assets invested in equity securities domiciled in Japan and the United Kingdom, respectively. The International Growth I Fund had 19.2%, 11.9% and 10.6% of its net assets invested in equity securities domiciled in the United Kingdom, Japan and Switzerland, respectively. The Foreign Value had 20.6% and 9.9% of its net assets invested in equity securities domiciled in the United Kingdom and France, respectively. The Global Equity Fund had 10.0% of its net assets invested in equity securities domiciled in Japan. The Global Real Estate Fund had 8.1% of its net assets invested in equity securities domiciled in Japan. The Global Strategy Fund had 8.4% of its net assets invested in equity securities domiciled in the South Korea. The Global Social Awareness Fund had 10.2% and 8.1% of its net assets invested in equity securities domiciled in the Japan and United Kingdom, respectively. The International Government Bond Fund had 16.2% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2010, the Global Real Estate Fund had 70.8% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Lines of Credit

The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. Prior to October 16, 2009, the interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Prior to October 16, 2009, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when a Fund’s shortfall exceeds $100,000. For the period ended May 31, 2010, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	14	$215	$380,973	1.39%
Blue Chip Growth	11	453	951,429	1.55%
Capital Conservation	5	246	2,734,410	0.65%
Core Equity	46	403	264,666	1.22%
Core Value	3	10	165,320	0.75%
Foreign Value	5	57	596,685	0.68%
Global Equity	12	227	789,584	0.81%
Global Strategy	19	810	2,145,981	0.80%
Government Securities	10	429	2,107,804	0.73%
Growth	28	272	237,611	1.39%
International Growth I.	72	2,088	737,928	1.25%
Large Cap Core	8	30	192,638	0.69%
Large Capital Growth	1	3	175,962	0.70%
Mid Cap Index	1	13	637,584	0.75%
Mid Cap Strategic	12	393	806,703	1.47%
Science & Technology	18	302	402,929	1.47%
Small Cap	33	578	461,562	1.18%
Small Cap Special Values	5	12	57,997	1.46%
Stock Index	1	12	299,150	1.43%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of May 31, 2010, the following funds had an outstanding borrowing:

Fund	Amount
Growth	$259,815
International Growth I	1,145,225

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2010, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the board of directors. The affiliated Funds involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period May 31, 2010, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Asset Allocation	$256,315	$—	$—
Blue Chip Growth	114,056	—	—
Core Equity	756,800	2,274,420	(9,347)
Core Value	203,336	39,050	(10,983)
Global Equity	—	21,008	4,185
Growth	947,725	658,838	74,641
Health Sciences	217,386	134,300	19,750
International Growth I	291,524	886,976	32,092
Large Capital Growth	630,167	—	—
Mid Cap Strategic Growth	966,646	12,094	(8,009)
Science & Technology	1,339,910	—	—
Small Cap	66,248	982,531	(219,450)
Value	351,292	1,328,578	225,278

Note 12 — Subsequent Events

At a meeting on January 25-26, 2010, the Board of Directors of VC I approved the termination of American Century Investment Management, Inc. as the sub-adviser to the Core Value Fund and approved the appointment of BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica Asset Management Corp. (“SAAMCo”) as co-sub-advisers to the Fund. The Board approved an amendment to the existing investment sub-advisory agreement between VALIC and BlackRock. The Board also approved an amendment to the investment sub-advisory agreement between VALIC and SAAMCo. Furthermore, the Board approved an amendment to the investment advisory agreement between VALIC and VC I, which will reduce the advisory fee payable to VALIC by the Fund and which became effective upon the change of sub-advisers, June 7, 2010. Also, on June 7, 2010, the Fund’s name changed to the “Dividend Value Fund". The new advisory fee schedule for the Core Value Fund is as follows:

0.75% on the first $250 million

0.72% on the next $250 million

0.67% on the next $500 million

0.62% on assets over $1 billion

At a meeting on April 26-27, 2010, the Board of Directors of VC I approved the addition of breakpoints to the Global Strategy Fund and the Growth & Income Fund. The new advisory fee schedules, which are effective June 1, 2010, are noted below:

Global Strategy Fund – 0.50% on the first $500 million; 0.46% on assets over $500 million

Growth & Income Fund – 0.75% on the first $500 million; 0.725% on assets over $500 million

Effective July 16, 2010, American Century Global Investment Management, Inc. (“ACGIM”) was merged with and into American Century Investment Management, Inc. (“ACIM”) (the “Transaction”). Prior to July 16, 2010, ACGIM served as a co-sub-adviser of the International Growth I Fund and Growth Fund. Effective July 16, 2010, ACIM will serve as a sub-adviser of the Funds. The Transaction did not result in any changes to the Funds’ investment objectives, investment strategies or investment risks. In addition, the ACGIM portfolio managers responsible for managing the Funds prior to July 16, 2010 will continue to manage the Funds post-July 16, 2010, but as portfolio managers for ACIM.

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund								Blue Chip Growth Fund
	Year Ended May 31,								Year Ended May 31,
	2010		2009	2008		2007	2006		2010	2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$8.08		$10.68	$12.16		$12.01	$12.28		$7.29	$10.54	$10.80		$8.92	$8.32

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20		0.25	0.31		0.34	0.33		0.00	0.02	0.03		0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	1.36		(2.06)	(0.75)		1.71	0.31		1.50	(3.25)	(0.23)		1.87	0.58

Total income (loss) from investment operations	1.56		(1.81)	(0.44)		2.05	0.64		1.50	(3.23)	(0.20)		1.90	0.61

Distributions from:
Net investment income	(0.26)		(0.34)	(0.35)		(0.21)	(0.16)		(0.02)	(0.01)	(0.02)		(0.02)	(0.01)
Net realized gain on securities	–		(0.45)	(0.69)		(1.69)	(0.75)		–	(0.01)	(0.04)		–	–
Return of capital	–		–	–		–	–		–	–	–		–	–

Total distributions	(0.26)		(0.79)	(1.04)		(1.90)	(0.91)		(0.02)	(0.02)	(0.06)		(0.02)	(0.01)

Net asset value at end of period	$9.38		$8.08	$10.68		$12.16	$12.01		$8.77	$7.29	$10.54		$10.80	$8.92

TOTAL RETURN(a)	19.38	%(i)	(16.41)%	(3.84	)%(g)	18.14%	5.36	%(e)	20.54%	(30.63)%	(1.84	)%(h)	21.30%	7.35	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78%		0.73%	0.69%		0.70%	0.72%		0.85%	0.85%	0.87%		0.96%	1.01%
Ratio of expenses to average net assets(c)	0.78%		0.73%	0.69%		0.70%	0.72%		0.88%	0.89%	0.91%		0.99%	1.02%
Ratio of expense reductions to average net assets	0.00%		0.02%	0.00%		0.00%	–		0.00%	0.00%	0.00%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.18%		2.88%	2.71%		2.87%	2.67%		0.01%	0.29%	0.31%		0.35%	0.35%
Ratio of net investment income (loss) to average net assets(c)	2.18%		2.88%	2.71%		2.87%	2.67%		(0.02)%	0.25%	0.27%		0.32%	0.34%
Portfolio turnover rate	143%		108%	124%		129%	148%		47%	58%	20%		25%	30%
Number of shares outstanding at end of period (000’s)	13,551		13,693	14,626		14,567	13,666		48,453	49,573	39,703		10,495	7,325
Net assets at end of period (000’s)	$127,129		$110,655	$156,260		$177,095	$164,117		$424,966	$361,592	$418,429		$113,352	$65,366

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(h)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(i)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund						Capital Conservation Fund
	Year Ended May 31,				December 5, 2005* to May 31, 2006		Year Ended May 31,
	2010	2009	2008	2007			2010		2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.12	$10.54	$12.65	$10.21	$10.00		$8.78		$9.54	$9.91	$9.45	$9.66

Income (loss) from investment operations:
Net investment income (loss)(e)	0.16	0.20	0.19	0.17	0.05		0.34		0.43	0.52	0.48	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	1.58	(3.41)	(1.69)	2.38	0.18		0.70		(0.46)	(0.31)	0.13	(0.41)

Total income (loss) from investment operations	1.74	(3.21)	(1.50)	2.55	0.23		1.04		(0.03)	0.21	0.61	–

Distributions from:
Net investment income	(0.17)	(0.21)	(0.19)	(0.11)	(0.02)		(0.44)		(0.73)	(0.58)	(0.15)	(0.21)
Net realized gain on securities	–	(0.00)	(0.42)	–	–		–		–	–	–	–
Return of capital	–	–	–	–	–		–		–	–	–	–

Total distributions	(0.17)	(0.21)	(0.61)	(0.11)	(0.02)		(0.44)		(0.73)	(0.58)	(0.15)	(0.21)

Net asset value at end of period	$8.69	$7.12	$10.54	$12.65	$10.21		$9.38		$8.78	$9.54	$9.91	$9.45

TOTAL RETURN(a)	24.41%	(30.34)%	(12.08)%	25.09%	2.28%		12.04	%(f)	(0.06)%	2.09%	6.46%	(0.02)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.85%	0.85%	0.85%	0.85%	0.85	%(b)	0.69%		0.69%	0.68%	0.67%	0.70%
Ratio of expenses to average net assets(d)	1.14%	1.26%	1.03%	1.05%	3.41	%(b)	0.69%		0.69%	0.68%	0.67%	0.70%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	–	–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(c)	1.90%	2.57%	1.65%	1.50%	2.40	%(b)	3.71%		4.83%	5.27%	4.89%	4.65%
Ratio of net investment income (loss) to average net assets(d)	1.61%	2.16%	1.47%	1.30%	(0.16	)%(b)	3.71%		4.83%	5.27%	4.89%	4.65%
Portfolio turnover rate	22%	24%	21%	27%	194%		170%		122%	136%	203%	174%
Number of shares outstanding at end of period (000’s)	2,337	2,330	2,481	2,582	2,663		13,871		12,387	13,389	17,897	22,200
Net assets at end of period (000’s)	$20,302	$16,590	$26,151	$32,646	$27,203		$130,157		$108,805	$127,695	$177,290	$209,742

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursement for losses and gains realized on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund								Core Value Fund
	Year Ended May 31,								Year Ended May 31,
	2010		2009	2008		2007		2006	2010	2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.24		$13.85	$15.37		$13.00		$12.37	$6.49	$10.66	$12.98		$10.41	$9.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.17	0.12		0.12		0.13	0.12	0.18	0.20		0.19	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	1.59		(4.66)	(1.50)		2.35		0.56	1.02	(3.64)	(1.89)		2.47	0.46

Total income (loss) from investment operations	1.73		(4.49)	(1.38)		2.47		0.69	1.14	(3.46)	(1.69)		2.66	0.63

Distributions from:
Net investment income	(0.20)		(0.12)	(0.14)		(0.10)		(0.06)	(0.18)	(0.24)	(0.22)		(0.09)	(0.09)
Net realized gain on securities	–		–	–		–		–	–	(0.47)	(0.41)		–	–
Return of capital	–		–	–		–		–	–	–	–		–	–

Total distributions	(0.20)		(0.12)	(0.14)		(0.10)		(0.06)	(0.18)	(0.71)	(0.63)		(0.09)	(0.09)

Net asset value at end of period	$10.77		$9.24	$13.85		$15.37		$13.00	$7.45	$6.49	$10.66		$12.98	$10.41

TOTAL RETURN(a)	18.73	%(h)	(32.34)%	(9.00	)%(f)	19.02	%(e)	5.62%	17.49%	(32.20)%	(13.28	)%(g)	25.67%	6.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%		0.82%	0.85%		0.85%		0.85%	0.83%	0.83%	0.83%		0.83%	0.83%
Ratio of expenses to average net assets(c)	0.95%		0.95%	0.91%		0.90%		0.90%	1.00%	0.97%	0.92%		0.92%	0.92%
Ratio of expense reductions to average net assets	0.00%		0.00%	0.00%		0.00%		0.01%	–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.30%		1.65%	0.84%		0.85%		1.03%	1.60%	2.35%	1.75%		1.61%	1.67%
Ratio of net investment income (loss) to average net assets(c)	1.16%		1.52%	0.78%		0.79%		0.99%	1.43%	2.21%	1.65%		1.51%	1.58%
Portfolio turnover rate	103%		88%	69%		110%		39%	41%	39%	37%		30%	109%
Number of shares outstanding at end of period (000’s)	20,445		21,909	25,275		29,484		36,132	16,350	15,228	16,855		19,083	22,207
Net assets at end of period (000’s)	$220,172		$202,490	$349,995		$453,147		$469,770	$121,769	$98,820	$179,697		$247,711	$231,228

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by 0.16% from a reimbursement by an affiliate.
(h)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund						Global Equity Fund
	Year Ended May 31,				December 5, 2005* to May 31, 2006		Year Ended May 31,					December 5, 2005* to May 31, 2006
	2010	2009	2008	2007			2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.26	$12.41	$13.21	$10.76	$10.00		$6.17		$11.67	$13.82	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.17	0.23	0.36	0.25	0.02		0.10		0.17	0.18	0.17	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	0.52	(4.23)	(0.67)	2.33	0.74		0.63		(4.85)	(1.44)	3.06	0.69

Total income (loss) from investment operations	0.69	(4.00)	(0.31)	2.58	0.76		0.73		(4.68)	(1.26)	3.23	0.75

Distributions from:
Net investment income	(0.21)	(0.36)	(0.11)	(0.13)	0.00		(0.02)		(0.12)	(0.23)	(0.15)	(0.01)
Net realized gain on securities	–	(0.79)	(0.38)	0.00	–		–		(0.70)	(0.66)	(0.00)	–
Return of capital	–	–	–	–	–		–		–	–	–	–

Total distributions	(0.21)	(1.15)	(0.49)	(0.13)	0.00		(0.02)		(0.82)	(0.89)	(0.15)	(0.01)

Net asset value at end of period	$7.74	$7.26	$12.41	$13.21	$10.76		$6.88		$6.17	$11.67	$13.82	$10.74

TOTAL RETURN(a)	9.23%	(30.15)%	(2.44)%	24.08%	7.63%		11.86	%(f)	(39.30)%	(9.39)%	30.35%	7.48%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.84%	0.94%	0.86%	0.86%	0.84	%(b)	1.02%		1.01%	0.97%	0.95%	0.98	%(b)
Ratio of expenses to average net assets(d)	0.84%	0.94%	0.86%	0.86%	1.65	%(b)	1.02%		1.01%	0.97%	0.95%	2.16	%(b)
Ratio of expense reductions to average net assets	0.00%	–	–	–	–		0.01%		0.03%	0.01%	0.01%	–
Ratio of net investment income (loss) to average net assets(c)	1.98%	3.01%	2.82%	2.17%	5.06	%(b)	1.44%		2.32%	1.38%	1.41%	10.48	%(b)
Ratio of net investment income (loss) to average net assets(d)	1.98%	3.01%	2.82%	2.17%	4.24	%(b)	1.44%		2.32%	1.38%	1.41%	9.30	%(b)
Portfolio turnover rate	28%	22%	34%	31%	0%		236%		109%	93%	86%	3%
Number of shares outstanding at end of period (000’s)	98,873	91,924	76,318	79,082	65,474		32,153		34,373	33,870	34,198	38,389
Net assets at end of period (000’s)	$765,267	$667,342	$946,934	$1,044,980	$704,398		$221,201		$212,124	$395,426	$472,642	$412,275

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund				Global Social Awareness Fund
	Year Ended May 31,		March 10, 2008* to May 31, 2008		Year Ended May 31,
	2010	2009			2010	2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$6.45	$11.21	$10.00		$11.21	$20.21	$24.25		$20.82	$19.38

Income (loss) from investment operations:
Net investment income (loss)(e)	0.20	0.20	0.04		0.21	0.27	0.41		0.30	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	1.64	(4.87)	1.17		1.48	(7.47)	(1.71)		4.25	1.30

Total income (loss) from investment operations	1.84	(4.67)	1.21		1.69	(7.20)	(1.30)		4.55	1.56

Distributions from:
Net investment income	(0.85)	(0.09)	–		(0.34)	(0.40)	(0.29)		(0.16)	(0.12)
Net realized gain on securities	–	–	–		–	(1.40)	(2.45)		(0.96)	–
Return of capital	–	–	–		–	–	–		–	–

Total distributions	(0.85)	(0.09)	–		(0.34)	(1.80)	(2.74)		(1.12)	(0.12)

Net asset value at end of period	$7.44	$6.45	$11.21		$12.56	$11.21	$20.21		$24.25	$20.82

TOTAL RETURN(a)	28.56%	(41.58)%	12.10%		14.88%	(34.56)%	(5.35	)%(f)	22.35%	8.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.93%	0.95%	0.95	%(b)	0.69%	0.72%	0.65%		0.62%	0.63%
Ratio of expenses to average net assets(d)	0.93%	1.01%	5.04	%(b)	0.69%	0.72%	0.65%		0.62%	0.63%
Ratio of expense reductions to average net assets	0.00%	0.01%	–		0.01%	0.01%	0.01%		0.02%	–
Ratio of net investment income (loss) to average net assets(c)	2.68%	3.54%	2.22	%(b)	1.63%	2.03%	1.95%		1.31%	1.30%
Ratio of net investment income (loss) to average net assets(d)	2.68%	3.48%	(1.87	)%(b)	1.63%	2.03%	1.95%		1.31%	1.30%
Portfolio turnover rate	86%	88%	11%		91%	95%	165%		153%	139%
Number of shares outstanding at end of period (000’s)	37,199	35,436	2,599		20,713	24,562	27,983		19,308	18,349
Net assets at end of period (000’s)	$276,688	$228,590	$29,131		$260,145	$275,293	$565,483		$468,159	$382,067

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by 0.12% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund							Government Securities Fund
	Year Ended May 31,					December 5, 2005* to May 31, 2006		Year Ended May 31,
	2010		2009	2008	2007			2010		2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.74		$12.77	$13.08	$10.92	$10.00		$10.50		$10.42	$10.12	$9.86	$10.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.37		0.32	0.41	0.31	0.03		0.28		0.28	0.40	0.43	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	0.99		(2.39)	(0.33)	2.05	0.90		0.29		0.05	0.36	0.07	(0.46)

Total income (loss) from investment operations	1.36		(2.07)	0.08	2.36	0.93		0.57		0.33	0.76	0.50	(0.09)

Distributions from:
Net investment income	(1.03)		(0.71)	(0.19)	(0.16)	(0.01)		(0.40)		(0.25)	(0.46)	(0.24)	(0.19)
Net realized gain on securities	–		(0.25)	(0.20)	(0.04)	–		–		–	–	–	–
Return of capital	–		–	–	–	–		–		–	–	–	–

Total distributions	(1.03)		(0.96)	(0.39)	(0.20)	(0.01)		(0.40)		(0.25)	(0.46)	(0.24)	(0.19)

Net asset value at end of period	$10.07		$9.74	$12.77	$13.08	$10.92		$10.67		$10.50	$10.42	$10.12	$9.86

TOTAL RETURN(a)	13.79	%(g)	(15.60)%	0.63%	21.86%	9.30	%(f)	5.56	%(g)	3.04%	7.54%	5.12%	(0.94)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%		0.71%	0.73%	0.71%	0.72	%(e)	0.71%		0.65%	0.66%	0.67%	0.65%
Ratio of expenses to average net assets(c)	0.68%		0.71%	0.73%	0.71%	1.57	%(e)	0.71%		0.65%	0.66%	0.67%	0.65%
Ratio of expense reductions to average net assets	–		–	–	–	–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.47%		3.16%	3.17%	2.60%	3.80	%(e)	2.58%		2.63%	3.92%	4.22%	3.68%
Ratio of net investment income (loss) to average net assets(c)	3.47%		3.16%	3.17%	2.60%	2.94	%(e)	2.58%		2.63%	3.92%	4.22%	3.68%
Portfolio turnover rate	20%		25%	25%	31%	1%		216%		126%	67%	141%	99%
Number of shares outstanding at end of period (000’s)	39,169		36,697	38,838	38,988	37,843		11,721		13,789	16,472	10,221	11,775
Net assets at end of period (000’s)	$394,548		$357,538	$495,975	$509,885	$413,319		$125,053		$144,793	$171,641	$103,483	$116,084

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund							Growth & Income Fund
	Year Ended May 31,					December 5, 2005* to May 31, 2006		Year Ended May 31,
	2010		2009	2008	2007			2010		2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.60		$11.17	$10.26	$9.22	$10.00		$9.35		$16.14	$17.73		$14.70	$14.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.05	0.02	(0.01)	0.01		0.13		0.24	0.26		0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	1.61		(3.62)	0.89	1.05	(0.79)		1.24		(5.79)	(0.85)		2.95	0.60

Total income (loss) from investment operations	1.67		(3.57)	0.91	1.04	(0.78)		1.37		(5.55)	(0.59)		3.14	0.75

Distributions from:
Net investment income	(0.07)		0.00	–	0.00	–		(0.24)		(0.28)	(0.22)		(0.11)	(0.07)
Net realized gain on securities	–		0.00	–	–	–		–		(0.96)	(0.78)		–	–
Return of capital	–		–	–	–	–		–		–	–		–	–

Total distributions	(0.07)		0.00	–	0.00	–		(0.24)		(1.24)	(1.00)		(0.11)	(0.07)

Net asset value at end of period	$9.20		$7.60	$11.17	$10.26	$9.22		$10.48		$9.35	$16.14		$17.73	$14.70

TOTAL RETURN(a)	22.01	%(f)	(31.94)%	8.87%	11.29%	(7.80)%		14.58	%(f)	(33.90)%	(3.44	)%(e)	21.40%	5.36%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%		0.94%	0.95%	0.94%	0.93	%(g)	0.85%		0.85%	0.85%		0.85%	0.85%
Ratio of expenses to average net assets(c)	0.88%		0.94%	0.95%	0.94%	1.39	%(g)	0.95%		0.95%	0.89%		0.89%	0.89%
Ratio of expense reductions to average net assets	–		–	–	–	–		0.01%		0.02%	0.03%		0.02%	–
Ratio of net investment income (loss) to average net assets(b)	0.67%		0.64%	0.22%	(0.09)%	1.55	%(g)	1.21%		2.15%	1.53%		1.18%	1.04%
Ratio of net investment income (loss) to average net assets(c)	0.64%		0.64%	0.22%	(0.09)%	1.09	%(g)	1.11%		2.05%	1.49%		1.13%	1.00%
Portfolio turnover rate	99%		114%	203%	103%	38%		174%		189%	238%		169%	148%
Number of shares outstanding at end of period (000’s)	71,366		75,864	86,259	99,984	127,742		7,598		7,861	8,034		8,422	9,858
Net assets at end of period (000’s)	$656,380		$576,502	$963,368	$1,025,501	$1,177,556		$79,602		$73,508	$129,657		$149,283	$144,880

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate (Note 3).
(g)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund					Inflation Protected Fund
	Year Ended May 31,					Year Ended May 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.18	$10.56	$11.53	$10.64	$9.49	$9.20	$10.01	$9.59	$9.60	$10.17

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)	(0.04)	(0.07)	(0.06)	(0.08)	0.24	0.20	0.49	0.39	0.43
Net realized and unrealized gain (loss) on investments and foreign currencies	1.94	(2.45)	0.13	2.37	1.70	0.81	(0.61)	0.29	(0.07)	(0.68)

Total income (loss) from investment operations	1.89	(2.49)	0.06	2.31	1.62	1.05	(0.41)	0.78	0.32	(0.25)

Distributions from:
Net investment income	–	–	–	–	–	(0.08)	(0.39)	(0.36)	(0.33)	(0.32)
Net realized gain on securities	–	(0.89)	(1.03)	(1.42)	(0.47)	–	–	–	–	0.00
Return of capital	–	–	–	–	–	–	(0.01)	–	–	–

Total distributions	–	(0.89)	(1.03)	(1.42)	(0.47)	(0.08)	(0.40)	(0.36)	(0.33)	(0.32)

Net asset value at end of period	$9.07	$7.18	$10.56	$11.53	$10.64	$10.17	$9.20	$10.01	$9.59	$9.60

TOTAL RETURN(a)	26.32%	(23.05)%	0.05%	23.19%	16.94%	11.47%	(4.08)%	8.22%	3.35%	(2.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.18%	1.19%	1.17%	1.17%	1.16%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	1.18%	1.19%	1.17%	1.17%	1.16%	0.65%	0.66%	0.73%	1.05%	1.02%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.00%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.62)%	(0.55)%	(0.63)%	(0.57)%	(0.76)%	2.55%	2.18%	5.59%	4.00%	4.45%
Ratio of net investment income (loss) to average net assets(c)	(0.62)%	(0.55)%	(0.63)%	(0.57)%	(0.76)%	2.55%	2.16%	5.51%	3.61%	4.08%
Portfolio turnover rate	38%	43%	44%	47%	54%	48%	39%	70%	37%	13%
Number of shares outstanding at end of period (000’s)	18,776	19,699	18,782	17,035	17,026	22,673	16,219	15,887	1,640	1,668
Net assets at end of period (000’s)	$170,216	$141,470	$198,368	$196,444	$181,078	$230,538	$149,178	$159,074	$15,722	$16,016

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$5.15	$10.37	$11.29	$9.79	$7.56	$11.55	$12.39	$12.05	$12.08		$13.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.19	0.31	0.25	0.19	0.45	0.46	0.49	0.49		0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	0.25	(4.18)	(0.75)	2.02	2.09	0.40	(0.56)	0.57	0.42		(0.17)

Total income (loss) from investment operations	0.38	(3.99)	(0.44)	2.27	2.28	0.85	(0.10)	1.06	0.91		0.31

Distributions from:
Net investment income	(0.15)	(0.28)	(0.26)	(0.16)	(0.05)	(0.48)	(0.73)	(0.63)	(0.52)		(0.28)
Net realized gain on securities	–	(0.95)	(0.22)	(0.61)	–	–	(0.01)	(0.09)	(0.42)		(0.99)
Return of capital	–	–	–	–	–	–	–	–	–		–

Total distributions	(0.15)	(1.23)	(0.48)	(0.77)	(0.05)	(0.48)	(0.74)	(0.72)	(0.94)		(1.27)

Net asset value at end of period	$5.38	$5.15	$10.37	$11.29	$9.79	$11.92	$11.55	$12.39	$12.05		$12.08

TOTAL RETURN(a)	7.06%	(37.10)%	(3.91)%	24.05%	30.32%	7.32%	(0.70)%	8.94%	7.60	%(e)	2.65	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.52%	0.55%	0.51%	0.50%	0.56%	0.68%	0.72%	0.68%	0.70%		0.71%
Ratio of expenses to average net assets(c)	0.52%	0.55%	0.51%	0.50%	0.56%	0.68%	0.72%	0.68%	0.70%		0.71%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	2.29%	3.18%	2.87%	2.45%	2.19%	3.70%	3.96%	4.07%	4.04%		3.81%
Ratio of net investment income (loss) to average net assets(c)	2.29%	3.18%	2.87%	2.45%	2.19%	3.70%	3.96%	4.07%	4.04%		3.81%
Portfolio turnover rate	66%	81%	104%	47%	98%	147%	224%	183%	164%		198%
Number of shares outstanding at end of period (000’s)	145,793	141,492	106,313	97,164	83,906	12,409	13,016	14,457	11,264		11,377
Net assets at end of period (000’s)	$783,839	$728,784	$1,102,850	$1,097,046	$821,577	$147,932	$150,314	$179,191	$135,777		$137,405

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth I Fund					Large Cap Core Fund
	Year Ended May 31,					Year Ended May 31,				December 5, 2005* to May 31, 2006
	2010	2009	2008	2007	2006	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.29	$13.15	$12.91	$10.30	$8.07	$7.92	$10.78	$11.91	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.13	0.18	0.20	0.14	0.16	0.10	0.13	0.11	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	0.80	(4.86)	0.16	2.65	2.12	1.47	(2.51)	(0.65)	1.78	0.09

Total income (loss) from investment operations	0.93	(4.68)	0.36	2.79	2.28	1.57	(2.38)	(0.54)	1.91	0.11

Distributions from:
Net investment income	(0.18)	(0.18)	(0.12)	(0.18)	(0.05)	(0.12)	(0.04)	(0.09)	(0.10)	(0.01)
Net realized gain on securities	–	–	–	–	–	–	(0.44)	(0.50)	–	–
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.18)	(0.18)	(0.12)	(0.18)	(0.05)	(0.12)	(0.48)	(0.59)	(0.10)	(0.01)

Net asset value at end of period	$9.04	$8.29	$13.15	$12.91	$10.30	$9.37	$7.92	$10.78	$11.91	$10.10

TOTAL RETURN(a)	11.07%	(35.39)%	2.78%	27.31%	28.35%	19.81%	(21.36)%	(4.73)%	19.01%	1.10	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	1.01%	1.01%	1.01%	1.01%	1.01%	0.85%	0.85%	0.85%	0.85%	0.85	%(b)
Ratio of expenses to average net assets(d)	1.12%	1.14%	1.11%	1.11%	1.19%	0.88%	0.89%	1.00%	0.91%	2.43	%(b)
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	–	0.01%	0.02%	0.02%	0.01%	–
Ratio of net investment income (loss) to average net assets(c)	1.35%	2.11%	1.56%	1.19%	1.71%	1.08%	1.60%	0.96%	1.15%	3.49	%(b)
Ratio of net investment income (loss) to average net assets(d)	1.24%	1.97%	1.46%	1.09%	1.53%	1.05%	1.56%	0.81%	1.09%	1.90	%(b)
Portfolio turnover rate	79%	70%	64%	74%	97%	33%	41%	62%	24%	2%
Number of shares outstanding at end of period (000’s)	52,207	53,649	55,226	51,765	48,065	12,406	12,312	7,869	7,405	17,431
Net assets at end of period (000’s)	$471,764	$444,783	$726,258	$668,274	$495,181	$116,227	$97,480	$84,844	$88,186	$176,038

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Year Ended May 31,							Year Ended May 31,
	2010		2009	2008		2007	2006	2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$8.23		$12.45	$12.38		$10.43	$9.85	$13.32	$23.88	$26.62	$23.72	$21.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.06	0.03		0.05	0.01	0.19	0.25	0.26	0.30	0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	1.53		(4.01)	0.07		1.93	0.59	4.40	(8.65)	(1.05)	4.38	3.00

Total income (loss) from investment operations	1.57		(3.95)	0.10		1.98	0.60	4.59	(8.40)	(0.79)	4.68	3.25

Distributions from:
Net investment income	(0.07)		(0.03)	(0.03)		(0.03)	(0.02)	(0.25)	(0.27)	(0.30)	(0.12)	(0.11)
Net realized gain on securities	–		(0.24)	–		–	–	(0.36)	(1.89)	(1.65)	(1.66)	(0.88)
Return of capital	–		–	–		–	–	–	–	–	–	–

Total distributions	(0.07)		(0.27)	(0.03)		(0.03)	(0.02)	(0.61)	(2.16)	(1.95)	(1.78)	(0.99)

Net asset value at end of period	$9.73		$8.23	$12.45		$12.38	$10.43	$17.30	$13.32	$23.88	$26.62	$23.72

TOTAL RETURN(a)	19.08	%(g)	(31.55)%	0.78	%(f)	18.97%	6.08%	34.73%	(33.91)%	(2.73)%	20.77%	15.35	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78%		0.79%	0.78%		0.76%	0.79%	0.39%	0.40%	0.38%	0.38%	0.39%
Ratio of expenses to average net assets(c)	0.78%		0.79%	0.78%		0.76%	1.33%	0.39%	0.40%	0.38%	0.38%	0.39%
Ratio of expense reductions to average net assets	0.00%		0.00%	0.01%		0.01%	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.41%		0.61%	0.27%		0.42%	0.30%	1.17%	1.64%	1.08%	1.27%	1.09%
Ratio of net investment income (loss) to average net assets(c)	0.41%		0.61%	0.27%		0.42%	(0.24)%	1.17%	1.64%	1.08%	1.27%	1.09%
Portfolio turnover rate	59%		49%	49%		78%	404%	12%	22%	21%	14%	19%
Number of shares outstanding at end of period (000’s)	35,736		38,018	41,724		47,394	58,300	121,459	123,279	112,050	115,417	101,116
Net assets at end of period (000’s)	$347,731		$312,755	$519,294		$586,875	$608,299	$2,101,641	$1,642,120	$2,676,198	$3,071,995	$2,398,610

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund						Money Market I Fund
	Year Ended May 31,						Year Ended May 31,
	2010		2009	2008	2007	2006	2010		2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.83		$15.03	$14.14	$11.76	$9.97	$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		0.02	0.01	0.00	0.02	0.00		0.01	0.04	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	2.14		(5.95)	1.23	2.39	1.77	0.00		–	–	–	–

Total income (loss) from investment operations	2.14		(5.93)	1.24	2.39	1.79	0.00		0.01	0.04	0.05	0.04

Distributions from:
Net investment income	(0.05)		–	–	(0.01)	–	(0.00)		(0.01)	(0.04)	(0.05)	(0.04)
Net realized gain on securities	–		(1.27)	(0.35)	–	–	(0.00)		–	–	–	–
Return of capital	–		–	–	–	–	–		–	–	–	–

Total distributions	(0.05)		(1.27)	(0.35)	(0.01)	–	(0.00)		(0.01)	(0.04)	(0.05)	(0.04)

Net asset value at end of period	$9.92		$7.83	$15.03	$14.14	$11.76	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	27.35	%(f)	(37.52)%	8.71%	20.30%	17.95%	0.04	%(e)	1.33%	3.82%	4.90%	3.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%		0.85%	0.84%	0.83%	0.84%	0.41%		0.54%	0.51%	0.52%	0.53%
Ratio of expenses to average net assets(c)	0.86%		0.87%	0.84%	0.83%	1.39%	0.55%		0.59%	0.51%	0.52%	0.56%
Ratio of expense reductions to average net assets	0.04%		0.04%	0.01%	0.00%	–	–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.09)%		0.21%	0.03%	0.00%	0.60%	0.03%		1.31%	3.72%	4.80%	3.56%
Ratio of net investment income (loss) to average net assets(c)	(0.10)%		0.19%	0.03%	0.00%	0.05%	(0.10)%		1.26%	3.72%	4.80%	3.54%
Portfolio turnover rate	239%		293%	151%	242%	486%	N/A		N/A	N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	25,009		26,125	24,438	23,317	30,660	542,000		612,933	572,369	516,352	442,628
Net assets at end of period (000’s)	$248,109		$204,470	$367,295	$329,635	$360,613	$541,159		$611,356	$572,434	$516,352	$442,628

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3).
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund						Science & Technology Fund
	Year Ended May 31,						Year Ended May 31,
	2010		2009	2008	2007	2006	2010		2009		2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$3.89		$5.62	$5.34	$4.38	$4.28	$9.98		$14.41		$13.67	$11.50	$11.27

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.01	0.01	0.00	0.00	(0.02)		0.01		(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.14		(1.68)	0.27	0.96	0.10	2.98		(4.44)		0.75	2.22	0.28

Total income (loss) from investment operations	1.15		(1.67)	0.28	0.96	0.10	2.96		(4.43)		0.74	2.17	0.23

Distributions from:
Net investment income	(0.01)		(0.01)	–	(0.00)	(0.00)	(0.01)		–		–	–	–
Net realized gain on securities	–		(0.05)	–	–	–	–		–		–	–	–
Return of capital	–		–	–	–	–	–		–		–	–	–

Total distributions	(0.01)		(0.06)	–	(0.00)	–	(0.01)		–		–	–	–

Net asset value at end of period	$5.03		$3.89	$5.62	$5.34	$4.38	$12.93		$9.98		$14.41	$13.67	$11.50

TOTAL RETURN(a)	29.60	%(f)	(29.36)%	5.32%	22.01%	2.36%	29.67	%(f)	(30.74	)%(e)	5.41%	18.87%	2.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.54%		0.55%	0.56%	0.63%	0.61%	1.02%		1.06%		1.00%	1.03%	1.01%
Ratio of expenses to average net assets(c)	0.60%		0.66%	0.60%	0.63%	0.61%	1.02%		1.06%		1.00%	1.03%	1.01%
Ratio of expense reductions to average net assets	–		–	–	–	–	0.02%		0.01%		0.01%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.25%		0.35%	0.27%	0.08%	0.07%	(0.20)%		0.09%		(0.11)%	(0.39)%	(0.42)%
Ratio of net investment income (loss) to average net assets(c)	0.18%		0.24%	0.23%	0.08%	0.07%	(0.20)%		0.09%		(0.11)%	(0.39)%	(0.42)%
Portfolio turnover rate	6%		9%	8%	5%	14%	138%		150%		145%	163%	117%
Number of shares outstanding at end of period (000’s)	20,423		18,892	17,471	15,678	18,856	54,912		56,476		63,061	70,630	89,433
Net assets at end of period (000’s)	$102,703		$73,521	$98,269	$83,647	$82,519	$710,097		$563,610		$908,590	$965,650	$1,028,643

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund							Small Cap Fund
	Year Ended May 31,					December 5, 2005* to May 31, 2006		Year Ended May 31,
	2010		2009	2008	2007			2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.05		$11.17	$11.71	$10.22	$10.00		$6.39	$9.82	$13.22	$12.64	$11.01

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.05)		(0.03)	(0.05)	(0.08)	(0.01)		0.01	0.03	0.04	0.01	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	2.84		(3.17)	(0.49)	1.58	0.23		1.95	(2.98)	(2.04)	1.58	1.63

Total income (loss) from investment operations	2.79		(3.20)	(0.54)	1.50	0.22		1.96	(2.95)	(2.00)	1.59	1.63

Distributions from:
Net investment income	(0.00)		–	–	–	–		(0.04)	(0.04)	–	–	–
Net realized gain on securities	–		(0.92)	–	(0.01)	–		–	(0.44)	(1.40)	(1.01)	–
Return of capital	–		–	–	–	–		–	–	–	–	–

Total distributions	(0.00)		(0.92)	–	(0.01)	–		(0.04)	(0.48)	(1.40)	(1.01)	–

Net asset value at end of period	$9.84		$7.05	$11.17	$11.71	$10.22		$8.31	$6.39	$9.82	$13.22	$12.64

TOTAL RETURN(a)	39.59	%(f)	(26.42)%	(4.59)%	14.70%	2.20%		30.65%	(29.56)%	(15.29)%	13.29%	14.80%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.99%		0.99%	1.00%	1.00%	1.00	%(b)	0.94%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(d)	1.10%		1.12%	1.14%	1.15%	3.18	%(b)	1.06%	1.07%	1.05%	1.02%	1.02%
Ratio of expense reductions to average net assets	0.02%		0.01%	0.03%	0.02%	–		0.01%	0.01%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(c)	(0.56)%		(0.37)%	(0.52)%	(0.83)%	(0.80	)%(b)	0.13%	0.40%	0.31%	0.04%	(0.02)%
Ratio of net investment income (loss) to average net assets(d)	(0.66)%		(0.50)%	(0.66)%	(0.98)%	(2.98	)%(b)	–	0.28%	0.21%	(0.03)%	(0.09)%
Portfolio turnover rate	73%		74%	98%	192%	28%		37%	40%	119%	87%	83%
Number of shares outstanding at end of period (000’s)	8,809		6,553	5,823	4,434	6,032		34,509	37,152	39,852	41,863	48,356
Net assets at end of period (000’s)	$86,711		$46,179	$65,033	$51,911	$61,659		$286,788	$237,444	$391,306	$553,319	$611,356

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,					December 5, 2005* to May 31, 2006
	2010	2009	2008	2007	2006	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.43	$15.80	$19.41	$17.24	$15.16	$6.03		$9.73	$12.62	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11	0.18	0.23	0.21	0.15	0.05		0.10	0.12	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	3.06	(5.35)	(2.27)	2.93	2.51	2.12		(3.43)	(2.31)	2.01	0.58

Total income (loss) from investment operations	3.17	(5.17)	(2.04)	3.14	2.66	2.17		(3.33)	(2.19)	2.14	0.60

Distributions from:
Net investment income	(0.18)	(0.23)	(0.20)	(0.07)	(0.07)	(0.12)		(0.10)	(0.09)	(0.06)	(0.01)
Net realized gain on securities	(0.27)	(0.97)	(1.37)	(0.90)	(0.51)	–		(0.27)	(0.61)	(0.05)	–
Return of capital	–	–	–	–	–	–		–	–	–	–

Total distributions	(0.45)	(1.20)	(1.57)	(0.97)	(0.58)	(0.12)		(0.37)	(0.70)	(0.11)	(0.01)

Net asset value at end of period	$12.15	$9.43	$15.80	$19.41	$17.24	$8.08		$6.03	$9.73	$12.62	$10.59

TOTAL RETURN(a)	34.01%	(32.19)%	(10.71)%	18.66%	17.84%	36.20	%(f)	(33.97)%	(17.39)%	20.30%	6.02	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.46%	0.47%	0.42%	0.43%	0.45%	0.90%		0.90%	0.90%	0.90%	0.90	%(g)
Ratio of expenses to average net assets(c)	0.46%	0.47%	0.42%	0.43%	0.45%	0.98%		0.96%	0.92%	0.90%	2.30	%(g)
Ratio of expense reductions to average net assets	–	–	–	–	–	0.01%		0.04%	0.03%	0.02%	–
Ratio of net investment income (loss) to average net assets(b)	0.98%	1.65%	1.34%	1.20%	0.90%	0.69%		1.48%	1.09%	1.10%	2.91	%(g)
Ratio of net investment income (loss) to average net assets(c)	0.98%	1.65%	1.34%	1.20%	0.90%	0.61%		1.42%	1.07%	1.10%	1.51	%(g)
Portfolio turnover rate	15%	24%	20%	18%	22%	98%		67%	51%	64%	132%
Number of shares outstanding at end of period (000’s)	66,604	67,300	62,690	62,786	57,051	25,867		26,857	26,379	30,647	35,239
Net assets at end of period (000’s)	$809,018	$634,336	$990,398	$1,218,827	$983,742	$209,121		$162,069	$256,767	$386,817	$373,291

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate (Note 3).
(g)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund							Stock Index Fund
	Year Ended May 31,					December 5, 2005* to May 31, 2006		Year Ended May 31,
	2010		2009	2008	2007			2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$6.79		$10.05	$11.65	$10.33	$10.00		$19.06	$34.60	$39.80	$33.87	$32.17

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)		0.01	(0.03)	(0.02)	0.00		0.37	0.53	0.60	0.58	0.53
Net realized and unrealized gain (loss) on investments and foreign currencies	1.82		(2.98)	(1.57)	1.34	0.33		3.66	(12.20)	(3.30)	6.86	2.11

Total income (loss) from investment operations	1.77		(2.97)	(1.60)	1.32	0.33		4.03	(11.67)	(2.70)	7.44	2.64

Distributions from:
Net investment income	(0.02)		(0.01)	–	–	–		(0.49)	(0.70)	(0.61)	(0.31)	(0.25)
Net realized gain on securities	–		(0.28)	–	–	–		(0.67)	(3.17)	(1.89)	(1.20)	(0.69)
Return of capital	–		–	–	–	–		–	–	–	–	–

Total distributions	(0.02)		(0.29)	–	–	–		(1.16)	(3.87)	(2.50)	(1.51)	(0.94)

Net asset value at end of period	$8.54		$6.79	$10.05	$11.65	$10.33		$21.93	$19.06	$34.60	$39.80	$33.87

TOTAL RETURN(a)	26.03	%(f)	(29.01)%	(13.73)%	12.78%	3.30%		21.06%	(32.99)%	(6.98)%	22.37%	8.27%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%		1.00%	1.00%	1.00%	1.00	%(e)	0.38%	0.39%	0.35%	0.35%	0.36%
Ratio of expenses to average net assets(c)	1.09%		1.15%	1.03%	1.01%	2.49	%(e)	0.38%	0.39%	0.35%	0.35%	0.36%
Ratio of expense reductions to average net assets	0.04%		0.06%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.63)%		0.01%	(0.33)%	(0.20)%	(0.49	)%(e)	1.70%	2.31%	1.64%	1.58%	1.57%
Ratio of net investment income (loss) to average net assets(c)	(0.72)%		(0.14)%	(0.36)%	(0.21)%	(1.98	)%(e)	1.70%	2.31%	1.64%	1.58%	1.57%
Portfolio turnover rate	74%		91%	196%	83%	277%		7%	7%	5%	4%	7%
Number of shares outstanding at end of period (000’s)	11,165		11,464	11,803	13,987	18,720		136,381	130,783	124,600	133,576	140,078
Net assets at end of period (000’s)	$95,319		$77,843	$118,628	$162,946	$193,337		$2,990,589	$2,493,280	$4,311,083	$5,316,922	$4,744,289

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement from an affiliate (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Year Ended May 31,
	2010	2009		2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.20	$11.01		$13.41	$12.19	$11.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05	0.15		0.15	0.08	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	1.20	(3.76)		(1.65)	3.10	1.07

Total income (loss) from investment operations	1.25	(3.61)		(1.50)	3.18	1.21

Distributions from:
Net investment income	(0.17)	(0.09)		(0.04)	(0.24)	(0.05)
Net realized gain on securities	–	(0.11)		(0.86)	(1.72)	(0.12)
Return of capital	–	–		–	–	–

Total distributions	(0.17)	(0.20)		(0.90)	(1.96)	(0.17)

Net asset value at end of period	$8.28	$7.20		$11.01	$13.41	$12.19

TOTAL RETURN(a)	17.30%	(32.55	)%(e)	(11.44)%	28.42%	10.92	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%		0.88%	1.03%	0.92%
Ratio of expenses to average net assets(c)	0.94%	0.94%		0.93%	1.03%	0.92%
Ratio of expense reductions to average net assets	–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.56%	1.89%		1.39%	0.65%	1.29%
Ratio of net investment income (loss) to average net assets(c)	0.47%	1.79%		1.34%	0.64%	1.29%
Portfolio turnover rate	105%	173%		142%	116%	76%
Number of shares outstanding at end of period (000’s)	18,716	21,631		25,199	6,691	16,214
Net assets at end of period (000’s)	$155,035	$155,725		$277,346	$89,740	$197,648

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of VALIC Company I

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-three funds constituting VALIC Company I, (hereafter referred to as the “Series”) at May 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers and application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights presented for each of the periods ended on or before May 31, 2007 were audited by another independent registered public accounting firm whose report, dated July 25, 2007, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas

July 28, 2010

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At a meeting held on January 25-26, 2010, the Board of Directors, including a majority of the disinterested Directors as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved amendments to the existing investment sub-advisory agreement between VALIC and BlackRock Investment Management, Inc. (“BlackRock”) (the “BlackRock Sub-Advisory Agreement”) and between VALIC and SunAmerica Asset Management Corp. (“SunAmerica”) (the “SunAmerica Sub-Advisory Agreement”), (collectively, the “Sub-Advisory Agreements”) with respect to the Core Value Fund (the “Fund”). The Board considered that SunAmerica and BlackRock would become co-sub-advisers of the Fund and that they would replace American Century Investment Management, Inc. (“American Century”), the current sub-adviser responsible for the day-to-day management of the Fund.

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by SunAmerica and BlackRock; (2) SunAmerica’s and BlackRock’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Subadvisory Expense Group”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to performance of comparable funds in its Morningstar Large Value category (“Performance Group”) and against the Fund’s current benchmark, the Russell 1000® Value Index (“Benchmark”) and the investment performance of comparable funds managed by SunAmerica and BlackRock against the Performance Group, Benchmark and the Fund’s performance; (4) the costs of services and the benefits potentially to be derived by SunAmerica and BlackRock, (5) whether the Fund will benefit from possible economies of scale by engaging SunAmerica and BlackRock as sub-advisers; (6) the profitability of VALIC, SunAmerica and BlackRock; and (7) the terms of the Sub-Advisory Agreements.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by SunAmerica and BlackRock. The Board also considered that SunAmerica’s and BlackRock’s management of the Fund is subject to the oversight of VALIC and the Board, and the Fund must be managed in accordance with the investment objectives, policies and restrictions as set forth in the Fund’s prospectus and statement of additional information. The Board noted that while the proposed addition of SunAmerica and BlackRock as sub-advisers would not result in a result in a change to the Fund’s investment objective, it would result in modifications to the Fund’s investment strategy.

The Board considered information provided to them regarding the services to be provided by SunAmerica and BlackRock. In this regard, the Board took into account its familiarity with SunAmerica and its operations through SunAmerica’s service as administrator to VC I and to VC II and as sub-adviser to certain other funds in the VALIC complex. The Board also took into account its familiarity with BlackRock, which is a sub-adviser to another VC I fund. The Board considered the qualifications, background and responsibilities of SunAmerica’s and BlackRock’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. The Board also took into account the financial condition of SunAmerica and BlackRock and their respective affiliates.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by SunAmerica and BlackRock under their respective Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the Fund’s advisory fee rate compared against other funds in its peer group. The Board considered that the Fund’s current advisory fee rate was above the median of its peer group and that following the sub-adviser change the Fund’s advisory fee rate would be at the median of its peer group.

The Board also received and reviewed the Fund’s sub-advisory fee rates compared against the Subadvisory Expense Group. The Board noted that the Fund’s sub-advisory fees were currently above the median of its Subadvisory Expense Group, but that they would be at the median of the Subadvisory Expense Group following the change of sub-advisers. The Board also considered the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board took into account that the sub-advisory fee rate payable to SunAmerica is identical to the sub-advisory fee rate payable to BlackRock and is at the median of its Subadvisory Expense Group. The Board also considered that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund and that they are not paid by the Fund.

It was noted that VALIC would retain more of its advisory fees with the addition of the new sub-advisers. The Board also considered that VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC currently retains as adviser. The Board concluded that the advisory fees and sub-advisory fees for the Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Directors then considered the performance of the Fund as compared to its Performance Group and Benchmark. It was noted that the Fund underperformed its Performance Group for the one-, three- and five-year periods ended December 31, 2009 and underperformed its Benchmark for the one- and five-year periods while outperforming the Benchmark for the three-year period. The Directors also noted that comparable funds managed by SunAmerica and BlackRock outperformed the Performance Group, Benchmark and the Fund for all periods.

The Directors also noted that they review regularly detailed performance information about the Fund. The Board concluded that the addition of SunAmerica and BlackRock could improve the Fund’s performance and provide more consistent returns versus the Fund’s Performance Group and Benchmark.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-Advisory Agreements. It was noted that the Fund pays SunAmerica an annual fee of 0.07% based on the Fund’s average daily net assets, for the provision of certain administrative services as described above. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services (0.02%) and the Fund’s custodian, State Street for calculation of the daily net asset value (0.01%). Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered information provided by management with respect to SunAmerica from its relationship with the Fund.

Because sub-advisory fees are paid by VALIC and not by the Fund, the Directors determined that the costs of the services to be provided by SunAmerica and BlackRock and the profitability to SunAmerica and BlackRock from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in SunAmerica’s and BlackRock’s management of the Fund was not a material factor in approving the Sub-Advisory Agreements, although it was noted that the Fund’s advisory and sub-advisory fee rates contain breakpoints.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities undertaken by SunAmerica and BlackRock. It was noted that there were no material differences between the terms of the Sub-Advisory Agreements and the American Century Sub-Advisory Agreement. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreements.

At a meeting held on April 26-27, 2010, the Board of Directors, including a majority of the disinterested Directors as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved new investment sub-advisory agreements between VALIC and American Century Investment Management, Inc. (“ACIM”) (the “ACIM Sub-Advisory Agreement”) with respect to the Core Value Fund and the Growth Fund, and between VALIC and American Century Global Investment Management, Inc. (“ACGIM”) (the “ACGIM Sub-Advisory Agreement”) with respect to the Growth Fund and International Growth I Fund (collectively, the “New Sub-Advisory Agreements”). The Core Value Fund, Growth Fund and the International Growth I Fund are collectively referred to as the “Funds” and each, a “Fund.” In addition, ACIM and ACGIM are collectively referred to as American Century.

The Board noted that American Century currently sub-advises the Funds. It was noted that at the February 24, 2010 Board meeting, management reported that the trustee of a trust owning a significant block of voting securities of American Century Companies, Inc., the parent corporation of American Century, had stepped down from his position as trustee. It was further reported that the resignation of the trustee resulted in the termination of the Sub-Advisory Agreements (the “Prior Sub-Advisory Agreements”) pursuant to rules and regulations under the 1940 Act.

The Board received materials relating to certain factors the Board considered in determining to approve the New Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by American Century; (2) American Century’s sub-advisory fee rate compared to fee rates of comparable accounts managed by American Century; (3) the investment performance of the Funds compared to performance of comparable funds in its Lipper category (“Lipper Category”) and against the Funds’ benchmarks (each a “Benchmark”) as presented by management; (4) the costs of services and the benefits potentially to be derived by American Century, (5) whether the Funds will benefit from possible economies of scale by engaging American Century as sub-advisers; (6) the profitability of American Century; and (7) the terms of the New Sub-Advisory Agreements.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the New Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by American Century. The Board also considered that American Century’s management of the Funds is subject to the oversight of VALIC and the Board, and the Funds must be managed in accordance with their respective investment objectives, policies and restrictions as set forth in VC I’s prospectus and statement of additional information. The Board noted that American Century has managed each of the Funds for several years and that the approval of the New Sub-Advisory Agreements would not result in a change to the Funds’ investment objective, investment strategy or investment risks.

The Board considered information provided to them regarding the services to be provided by American Century. In this regard, the Board took into account its familiarity with American Century and their operations through American Century’s service as sub-advisers to the Funds. The Board considered the qualifications, background and responsibilities of American Century’s investment and compliance personnel who are responsible for providing investment management services to the Funds noting that there was no change of such personnel following the change of control. The Board also took into account the financial condition of American Century and their respective affiliates.

With respect to the Core Value Fund, it was noted that the Board approved new sub-advisory agreements with BlackRock Investment Management, Inc. (“BlackRock”) and SunAmerica Asset Management Corp. (“SAAMCo”) at the January 2010 meeting and that the approval of the New Sub-Advisory Agreement with ACIM would be continue for a period ending on or about June 4, 2010 at which time BlackRock and SAAMCo would assume sub-advisory responsibilities for the Core Value Fund.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by American Century under the New Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the Funds’ subadvisory fee rate compared against other comparable funds managed by American Century. The Board took into account that the sub-advisory fees payable to American Century under the New Sub-Advisory Agreements are identical to the sub-advisory fees payable under the Prior Sub-Advisory Agreements. The Board also considered that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Funds and that they are not paid by the Funds. The Board concluded that the sub-advisory fees payable to American Century are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Directors then considered the performance of each of Funds as compared to its Lipper Category and Benchmark except the Core Value Fund for which American Century was being replaced as sub-adviser. With respect to the Growth Fund, the Board considered that the Fund underperformed its Benchmark, the Russell 1000 Growth Index, for the one-year period but outperformed the Benchmark for the three-year period, and that the Fund was above the average of its Lipper Category for the one- and three-year periods. With respect to the International Growth I Fund, the Board considered that the Fund underperformed its Benchmark, the MSCI EAFE Index, and was below the average of its Lipper Category for the one-year period but outperformed its Benchmark and was above the average of its Lipper Category for the three- and five-year periods. The Directors also noted that they review regularly detailed performance information about the Funds.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the New Sub-Advisory Agreements. Because sub-advisory fees are paid by VALIC and not by the Funds, the Directors determined that the costs of the services to be provided by American Century and the profitability to American Century from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the New Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in American Century’s management of the Funds were not a material factor in approving the New Sub-Advisory Agreements, although it was noted that the Funds’ sub-advisory fee rates contain breakpoints.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the New Sub-Advisory Agreements, including the duties and responsibilities undertaken by American Century. It was noted that the New Sub-Advisory Agreements are identical in all material respects to the Prior Sub-Advisory Agreements. The Board considered the terms of the New Sub-Advisory Agreements and concluded that the terms of the New Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the New Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of the Funds and their shareholders to approve the New Sub-Advisory Agreements.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2010 (Unaudited)

Name, Birth Date and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown DOB: December 24, 1945	Director	2005- Present	Retired.	48	None.
Dr. Judith L. Craven DOB: October 6, 1945	Director	1998- Present	Retired Administrator.	78	Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s, Inc., a restaurant chain (1998-Present); Director, Hilton Hotel (1998-Present).
William F. Devin DOB: December 30, 1938	Chairman and Director(5)	2001- Present	Retired.	78	Director, Boston Options Exchange (2001-Present).
Dr. Timothy J. Ebner DOB: July 15, 1949	Director	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); and Scientific Director, Society for Research on the Cerebellum (2008-Present).	48	Trustee, Minnesota Medical Foundation (2005-Present).
Judge Gustavo E. Gonzales, Jr. DOB: July 27, 1940	Director	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present). Formerly, Municipal Court Judge, Dallas, TX (1995-2004).	48	None.
Dr. John Wm. Lancaster DOB: December 15, 1923	Director	1984- Present	Pastor Emeritus (1990-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery DOB: December 30, 1949	Director	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. DOB: October 28, 1946	Director	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc. (2005-Present); Director, HealthSouth Corp. (2004-Present); and Director, Regions Financial Corp. (2007-Present).
Interested Directors
Peter A. Harbeck(1) DOB: January 23, 1954	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); President and CEO, AIG Advisor Group, Inc. (2004-Present)	89	None.
Officers
Kurt Bernlohr DOB: May 27, 1961	President and Principal Executive Officer	2009- Present	President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present); Vice President (2004-2009), Associate General Counsel (2000-2004), VALIC	N/A	N/A

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2010 (Unaudited) — (continued)

Name, Birth Date and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs DOB: December 9, 1955	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Gregory R. Kingston DOB: January 18, 1966	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert DOB: August 15, 1953	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present); Vice President and Senior Counsel SAAMCo (2001-2005).	N/A	N/A
Gregory N. Bressler DOB: November 17, 1966	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present); Formerly Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management (2004-2005); Deputy General Counsel, Credit Suisse Asset Management LLC (2000-2004).	N/A	N/A
Cynthia A. Gibbons-Skrehot DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002- Present	Vice President, SAAMCo and VALIC (2002-Present).	N/A	N/A
Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SAAMCo (2006-Present); AML Compliance officer, SunAmerica Fund Complex (2006-Present); Formerly Vice President, Credit Suisse Asset Management (2001-2006); CCO, Credit Suisse Alternative Funds (2005 to 2006); CCO, Credit Suisse Asset Management Securities, LLC (2004-2005).	N/A	N/A
Donna M. Handel DOB: June 25, 1966	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present); Vice President, SAAMCo (1993-2004).	N/A	N/A
Thomas M. Ward DOB: November 7, 1966	Vice President	2008- Present	Vice President (2009-Present) and Director (2005-2009), VALIC, Vice President (2009-Present), VALIC Financial Advisors, Inc.
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (3 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I

SHAREHOLDER TAX INFORMATION (Unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2010.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010, which will be made available after the end of the calendar year.

During the year ended May 31, 2010 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$—	$—	$—	48.04%
Blue Chip Growth	—	—	—	100.00
Broad Cap Value	—	—	—	100.00
Capital Conservation	—	—	—	0.00
Core Equity	—	—	—	100.00
Core Value	—	—	—	100.00
Foreign Value	—	948,690	17,403,519	0.00
Global Equity	—	—	—	100.00
Global Real Estate	—	—	—	1.35
Global Social Awareness	—	—	—	38.82
Global Strategy	—	499,655	12,053,158	2.74
Government Securities	—	—	—	0.00
Growth	—	—	—	100.00
Growth & Income	—	—	—	100.00
Health Sciences	—	—	—	0.00
Inflation Protected	—	—	—	1.23
International Equities	—	1,032,649	16,980,890	7.75
International Government Bond	—	—	—	0.00
International Growth I	—	620,047	9,678,737	3.75
Large Cap Core	—	—	—	87.36
Large Capital Growth	—	—	—	100.00
Mid Cap Index	43,546,065	—	—	63.78
Mid Cap Strategic Growth	—	—	—	42.96
Money Market I	—	—	—	0.00
NASDAQ 100 Index	—	—	—	100.00
Science & Technology	—	—	—	100.00
Small Cap Aggressive Growth	—	—	—	100.00
Small Cap	—	—	—	100.00
Small Cap Index	16,006,149	—	—	41.92
Small Cap Special Values	—	—	—	56.82
Small-Mid Growth	—	—	—	100.00
Stock Index	88,792,364	—	—	99.70
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 19.38% for the twelve-month period ending May 31, 2010, compared to a return of 20.99% for the S&P 500® Index and 14.59% for the Blended Index.

The Fund consists of four equity components (Index, Growth, Value, and Research Enhanced), a fixed income component, and a cash component. All sleeves of the portfolio contributed to fund outperformance as each of the four equity sleeves outpaced the S&P 500® Index return of 20.99%. Likewise, the Fixed Income component beat the Barclays Capital U.S. Aggregate Bond Index return of 8.42% for the year.

Early in the fiscal year equity allocations were increased to take advantage of the 2009 market rally, from approximately 62% to 65% before being drawn down as the rally came to a close in April. Equity exposure ended the year neutral to the Blended Index at 55%.

For the year ended May 31, 2010, the Asset Allocation Fund returned 19.38% compared to 20.99% for the S&P 500® Index and 14.59% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index for Asset Allocation Fund consists of the S&P 500® Index (55%), the Barclays Capital U.S. Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

***	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
19.38%	3.62%	2.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 20.54% for the twelve-month period ending May 31, 2010, compared to a return of 20.99% for the S&P 500® Index.

In a volatile, uncertain, but ultimately positive investment climate, the Fund produced a strong gain for the 12 months ended May 31, 2010, that was approximately in line with its benchmark, the S&P 500. Sector positioning provided a substantial boost to the Fund’s relative results, but this benefit was broadly offset by disappointing stock selection results.

The best results in the Fund, compared with the benchmark, came in the Energy and Health Care sectors. Being significantly underweighted in Energy was very helpful. Stock selection added value as well. Holdings such as EOG Resources contributed as well as the Fund’s limited exposure to the integrated oil companies, such as ExxonMobil. Stock selection in Health Care was also a major contributor to relative results. In this sector, Express Scripts and McKesson benefited the Fund.

These relative gains were countered by weakness in Materials, as well as in Industrials and Business Services. However, stock selection in Financials was by far the primary detractor from relative performance, including a position in Goldman Sachs. The three largest detractors overall were Qualcomm, Gilead Sciences and Morgan Stanley.

For the year ended May 31, 2010, the Blue Chip Growth Fund returned 20.54% compared to 20.99% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
20.54%	1.34%	-1.16%
*	Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, MeWhinney & Strauss, Inc.

The Broad Cap Value Income Fund posted a return of 24.41% for the twelve-month period ending May 31, 2010, compared to a return of 22.98% for the Russell 1000® Value Index.

Positive contributors to performance included stock selection in the Financials, Energy and Utilities sectors. Within the Financials sector, credit card companies American Express and Capital One performed well. Other Financial standouts include SLM Corp. and PNC Financial Services Group. In the Energy sector, Spectra Energy and Occidental Petroleum were large contributors, adding meaningfully to relative performance. Stock selection contribution within Energy was bolstered by relative underweighting. While not adding much on an individual basis, the Fund’s Utilities stocks significantly outperformed those in the index.

Health Care was the largest area of detraction as several holdings have lagged the market and relative overweighting was a detriment. Baxter International and Omnicare, Inc. detracted from performance. Consumer Discretionary was another area of detraction as selections such as Gamestop dragged down the entire sector’s returns compared to the benchmark where this sector was the best performing over the period. Technology selections underperformed this year, including such companies as Molex Inc., Texas Instruments, and Nokia Oyj. The positive contribution from the relative allocation to Technology mostly offset the detraction from stock selection in that sector during the period.

For the year ended May 31, 2010, the Broad Cap Value Income Fund returned 24.41% compared to 22.98% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
24.41%	-0.56%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 12.04% for the twelve-month period ending May 31, 2010, compared to a return of 8.42% for the Barclays Capital U.S. Aggregate Bond Index.

During the fiscal year ending May 31, 2010, sector selection was a significant contributor to performance. The majority of the contribution stemmed from an overweight in the Bank and Finance sectors.

Security selection was also a source of relative outperformance compared to the benchmark. Many of our top performing securities were in securitized products. Commercial Mortgage-Backed Securities paper issued by Bank of America and JP Morgan Chase were among the top performers in the Fund. In addition, longer dated Treasuries, such as the US Treasury 4.38% 11/15/2039 performed strongly as rates fell across the yield curve. The primary detractors were from government and government-related securities, namely shorter dated Treasuries, FHLMC, and FNMA.

The higher yielding nature of the portfolio and an overweight in credit exposure helped boost the return of the Fund vs. the benchmark.

For the year ended May 31, 2010, the Capital Conservation Fund returned 12.04% compared to 8.42% for the Barclays Capital U.S. Aggregate Bond Index.

*	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
12.04%	4.00%	5.53%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 18.73% for the twelve-month period ending May 31, 2010, compared to a return of 22.33% for the Fund’s benchmark, the Russell 1000® Index.

Overall, sector allocation detracted from performance. Overweights in the Energy, Telecommunications, and Health Care sectors detracted from Fund returns. In Health Care an overweight to Pharmaceuticals was the most notable detractor from returns.

On the positive side, a slight overweight to Information Technology including Semiconductor and Computers and Peripherals positioning contributed to Fund performance. Additionally, an underweight to Consumer Staples, especially in the food and beverages industries contributed most notably.

Overall, security selection detracted from performance. Within Industrials, security selection was a notable detractor where an underweight to high beta machinery names such as Bucyrus International, Inc. and a preference for less cyclical names within the aerospace and defense industry such as Lockheed Martin Corp. caused the majority of underperformance. Security selection within the Consumer Discretionary sector, particularly amongst specialty and internet retailers, household durables, and hotel and leisure companies detracted from performance through names including Darden Restaurants, Inc. and Amazon.com, Inc. Stock selection within Financials was also challenging with fund holdings in the capital markets and insurance industries such as Genworth Financial, Inc. driving the majority of underperformance.

On a positive note, stock selection in Health Care, Materials, and Utilities benefited performance. In Health Care a preference for providers and services companies contributed to performance especially the stocks trading at attractive valuations based on political reform concerns.

For the year ended May 31, 2010, the Core Equity Fund returned
 18.73% compared to 22.33% for the Russell 1000® Index.

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
18.73%	-1.67%	-2.43%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Core Value Fund† posted a return of 17.49% for the twelve-month period ending May 31, 2010, compared to a return of 20.99% for the S&P 500® Index, a return of 22.98% for the Russell 1000® Value Index and a return of 21.99% for the Blended Index.

Every sector in the benchmark and the Fund experienced gains during the period. However, the portfolio underperformed the benchmark in terms of its sector selection. The largest detractor among sector allocations was an overweight in the Telecommunications sector. An overweight in the Health Care sector also hampered relative results. Adding the most to relative performance was an underweight in the Utilities sector. An overweight position in the Information Technology sector was also advantageous.

An investment in PPL Corp. detracted from results. An underweight to Ford Motor Co. also dampened performance. In Health Care, a position in Eli Lilly & Co. slowed relative progress.

The Industrials sector was the source of top contributor, Ingersoll Rand Plc. In Information Technology, an underweight in Qualcomm added to relative performance as shares of the wireless equipment maker declined. In consumer discretionary, the Fund benefited from a position in Time Warner.

†	The Fund’s name was changed to the “Dividend Value Fund” on June 7, 2010, concurrent with the assumption of sub-advisory responsibilities by BlackRock Investment Management, LLC and SunAmerica Asset Management Corp.

For the year ended May 31, 2010, the Core Value Fund returned 17.49% compared to 20.99% for the S&P 500® Index, a return of 22.98% for the Russell 1000® Value Index and a return of 21.99% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forcasted growth values.

***	The Blended Index for Core Value Fund consists of the S&P® 500 Index (50%) and the Russell 1000® Value Index (50%).

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
17.49%	-1.57%	-0.31%
*	Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors, Ltd.

The Foreign Value Fund posted a return of 9.23% for the twelve-month period ending May 31, 2010, compared to a return of 6.84% for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (gross).

Stock selection in the Information Technology and Consumer Discretionary sectors, two of the market’s more cyclical sectors, benefited the Fund’s relative performance. Computer hardware and semiconductor stocks had strong recoveries during the year under review. In terms of individual securities, the Fund’s investments in microchip manufacturers such as Samsung Electronics Co., Ltd. and Infineon Technologies AG, as well as computer hardware companies including Flextronics International, Ltd., Lite-on Technology Corp., and Compal Electronics, Inc. were among the top contributors to relative performance. The Fund remained overweighted in the information technology sector at period-end.

Within the Consumer Discretionary sector, four sub-sectors: Specialty Retailers, Hotel Restaurants and Leisure, Media and Multi-Line Retail were overweighted and all of them made positive contributions to performance. The strongest contributor of the four was Specialty Retailers. One beneficiary of the demand rebound in the group was British retailer Kingfisher PLC. Elsewhere in the sector, we continued to favor select stocks in the media industry. Standout performers from the group were U.K. company Pearson PLC and British Sky Broadcasting Group. The Fund was overweighted in the media industry during the period under review. Stock selection and an underweighting in the Financials sector also contributed to Fund results.

Despite the Fund’s solid performance this fiscal year, there were some notable detractors from relative returns. For example, sector underweightings in consumer staples and materials were among the Fund’s biggest detractors from relative performance. Stock selection in consumer staples also hindered results, largely due to U.K. food producer Premier Foods PLC. In general, we found only limited value opportunities in the Consumer Staples sector. The Fund’s holdings in the materials sector delivered absolute gains well in excess of the benchmark’s — underpinned by our exposure to Vale SA.

The Health Care sector was the only other relative laggard during the year under review, due largely to stock selection. The largest drag on performance was the pharmaceuticals group. An overweight to poor-performing Merck KGAA was the largest negative factor.

From a regional perspective, stock selection in Asia and an underweighting in the low-growth Japanese market contributed significantly to performance during the year. Stock selection in Europe also benefited results. The Fund’s Norwegian holdings contributed the most to performance in Europe. Two of the largest contributors there were Telenor ASA and Aker Solutions ASA. The only regional detractor from relative performance was the Fund’s modest position in Australia and New Zealand, where a significant underweighting muted the impact of that region’s strong equity returns during the year.

For the year ended May 31, 2010, the Foreign Value returned 9.23% compared to 6.84% for the MSCI EAFE Index (gross).

*	The MSCI EAFE Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
9.23%	-0.25%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Equity Fund posted a return of 11.86% for the twelve-month period ending May 31, 2010, compared to a return of 14.19% for the Morgan Stanley Capital International (“MSCI”) World Index (gross) and a return of 17.00% for the S&P Global Broad Market Index (“S&P Global BMI”).

Effective September 14, 2009, BlackRock Financial Management, Inc. replaced Putnam Investment Management, LLC as subadviser to the Fund.

A discussion with Putnam Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

Comments below cover the time period June 1, 2009 through September 11, 2009.

For the quarter, the portfolio outperformed the MSCI World Index (gross), the Fund’s benchmark index during that time, as a result of strong stock selection. Positions in Financials and Basic Materials contributed most to performance. These strengths were partly offset by unfavorable selection in Capital Goods and Communication Services.

Stock selection in the Financials sector had the greatest positive impact on returns. Within the sector, overweights to Bank of America, Banco Santander, Man Group, Swiss Life Holding, Broadridge Financial Solutions and ING Groep drove relative outperformance. Solid stock selection in the Basic Materials sector also contributed positively to performance, particularly overweights to Grupo Mexico and Wilmar International. Additional contributors to performance were overweights to RR Donnelley & Sons (Consumer Cyclicals), Microsoft (Technology) and Cigna (Healthcare).

Overweight positions to BAE Systems and L-3 Communications made stock selection within Capital Goods the lead relative detractor to the portfolio for the period. Unsuccessful stock selection within the Communication Services sector also hindered results, notably an overweight to Qwest Communications International. Additional detractors were overweights to Opap (Consumer Cyclicals), Ingram Micro (Technology), and Statoil (Energy).

A discussion with Blackrock Financial Management, Inc. — regarding their portion of the Fund (the “portfolio”)

Comments below cover the time period September 14, 2009, to the Fund’s fiscal year end, May 31, 2010.

In aggregate, the effect of sector selection on portfolio performance versus its benchmark, S&P Global BMI, was negative during this time period. However, active sector bets were held close to benchmark weightings, resulting in a small impact overall. Materials and financials were the weakest sectors from an allocation standpoint. Conversely, positive effects from Information Technology (IT), Utilities, and Consumer Discretionary help offset these results somewhat.

From a security selection perspective, the areas that detracted most significantly during this time were Information Technology (IT), Financials and Materials. Within IT, holdings within internet software and services, semiconductors and semiconductor equipment sub-industries underperformed benchmark comparisons. Names such as Siliconware Precision Industries in the semiconductors space and KLA-Tencor Corp. in semiconductor equipment were among the weakest performers.

The effect country selection had on the portfolio’s performance versus the benchmark was positive over the time period. Allocation to Japan during the period was a positive factor for the portfolio at the country level. Holding an overweight to the United States was also additive to relative results, in addition to our underweight in Developed Europe. The portfolio had no exposure to Greece or Portugal, and only modest exposure to Spain and Italy. Lastly, an underweight to emerging markets detracted from returns.

For the year ended May 31, 2010, the Global Equity Fund returned
11.86% compared to 14.19% for the MSCI World Index (gross)SM and 17.00% for the S&P Global BMI.

*

MSCI World Index (gross)SM measures the performance of companies representative of the developed market countries in North America, Europe and Asia/Pacific regions. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

**	Effective September 11, 2009, the Fund changed its benchmark from the MSCI World Index to the S&P Global BMI Index because Fund management believes it is a more appropriate measure of the subadviser’s investment style and is better aligned with the Fund’s investment strategies. The S&P Global BMI Index is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float-adjusted market values of US$100 million or more and annual dollar value traded of at least US$50 million in all included countries. The index is composed of the S&P Developed BMI Index (25 markets) and the S&P Emerging BMI Index (21 markets). The MSCI World Index is a market-capitalization weighted index composed of companies representative of the developed market countries in North America, Europe and the Asia/Pacific region.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
11.86%	-3.32%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 28.56% for the twelve-month period ending May 31, 2010, compared to a return of 27.52% for the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Global Real Estate Composite Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The economy showed signs of improvement, fueling equity markets to continue their upward trajectory during the twelve months ended May 31, 2010. Real estate investment trusts (REITs) benefited from improvements in credit markets and increased access to capital through debt refinancing and secondary equity offerings.

The portfolio outperformed the benchmark, the FTSE EPRA/NAREIT Global Real Estate Composite Index, as a result of exposure to the US market. Modest cash holdings impaired the portfolio’s performance given the strong equity rally over the reporting period.

Plum Creek Timber, Regency Centers and Weingarten Realty Investors detracted from performance during the fiscal year, albeit slightly. Top contributors during the period included Simon Property Group, Equity Residential and Vornado Realty Trust.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The portfolio is dedicated to investing in international real estate securities. While delivering positive absolute performance in the fiscal year, the portfolio lagged the Fund’s benchmark. The positive performance can be attributed to improved credit conditions, which helped to strengthen balance sheets, refinance maturing loans, and will enable some companies to take advantage of future opportunities. From a country perspective, Canada and Australia were the strongest absolute performers over the reporting period, returning 56.3% and 31.3% respectively. Conversely, China and Japan were the weakest, returning -14.38% and 6.73%, respectively.

Stock selection contributed positively to returns in Europe and Canada. From a country allocation perspective, an overweight to Brazil contributed positively to performance as did an underweight to Japan. Conversely, stock selection in Australia (underweight Stockland Australia), Singapore (underweight Reppel Land) and China (overweight Sbimao Property Holdings, Ltd.) detracted from performance.

For the year ended May 31, 2010, the Global Real Estate Fund returned 28.56% compared to 27.52% for the FTSE EPRA NAREIT Global Real Estate Composite Index.

*

The FTSE EPRA NAREIT Global Real Estate Composite Index is designed to track the performance of listed real estate companies and REITs worldwide. The series acts as a performance measure of the overall market.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
28.56%	-7.50%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Global Social Awareness Fund posted a return of 14.88% for the twelve-month period ending May 31, 2010, compared to a return of 14.19% for the Morgan Stanley Capital International (MSCI) World Index (gross).

The dominant theme of the year was the credit/financial meltdown of sovereign debt. The sovereign debt crisis was most pronounced in the PIGS countries (Portugal, Italy, Greece and Spain). All of these countries were down over 9%, with Greece down over 44%.

Country weightings had a negative effect on Fund performance, with an overweight to Japan having the greatest impact on performance. An overweight and strong performance in Sweden provided a positive impact relative to the remaining countries.

Stock selection was a positive, offsetting entirely the country bias. Two names in particular contributed strongly, Caterpillar Inc. “CAT” and Apple Computer “AAPL” were up 77% and 89%, respectively.

For the year ended May 31, 2010, the Global Social Awareness Fund returned 14.88% compared to 14.19% for MSCI World Index (gross).

*

The MSCI World Index (gross) is a market capitalization weighted index composed of companies representative of the developed market countries in North America, Europe and the Asia/Pacific region. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire distribution to individuals resident in the country of the company, but does not include tax credits.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
14.88%	-1.27%	-1.81%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 13.79% for the twelve-month period ending May 31, 2010, compared to a return of 15.23% for the Morgan Stanley Capital International All Country (“MSCI AC”) World Index (gross).

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The portfolio’s holdings included investment-grade and noninvestment-grade global government bonds, sovereign debt, supranational bonds and cash. Overall interest rate positioning had a moderately positive result relative to the benchmark index during the portfolio’s fiscal year. Key interest rate positions in Mexico, Indonesia, South Korea, Poland and Brazil helped relative performance over the period. The portfolio’s relatively underweighted position in high-quality eurozone government bonds detracted from performance. The portfolio’s lack of exposure to U.S. and Japanese government bonds also detracted from relative performance.

The portfolio’s currency strategy contributed significantly to performance. In Latin America, the portfolio benefited from exposure to the Brazilian real and Chilean peso. However, the portfolio’s Japanese yen exposure moderately detracted from relative performance.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

The portfolio underperformed its benchmark the MSCI AC World Index (gross) for the fiscal year under review. Stock selection in the Financials sector, particularly among commercial banks and insurance companies, hindered relative portfolio performance. An overweighted position and stock selection in the Telecommunication Services sector weighed on relative results, and significant detractors included France Telecom, Telefonica (Spain) and Telekom Austria. Pharmaceutical company, Merck KGaA, in the Health Care sector was another major detractor, and an overweighting and stock selection in that sector had a negative impact on portfolio performance. Elsewhere, oil and gas company Total (France) in the Energy sector hurt the portfolio’s relative performance.

Portfolio performance relative to the benchmark MSCI AC World Index (gross) benefited from stock selection and an overweighted position in the Information Technology sector, where semiconductor company Samsung Electronics and Seagate Technology (U.S.) were major contributors. An overweighting and stock selection in the Consumer Discretionary sector, particularly in cable television company Time Warner Cable (U.S.), helped portfolio results. Stock selection in the Consumer Staples sector, particularly beverage maker Dr. Pepper Snapple Group (U.S.), supported the portfolio’s relative performance. Additionally, consumer electronics manufacturer Koninklijke Philips Electronics (Netherlands) in the Industrials sector had a positive impact on relative results.

From a geographic perspective, stock selection and overweighting in Europe hindered performance relative to the index. In particular, stock selection in France and Switzerland and overweighted positions in France and the U.K. hurt relative results. In contrast, stock selection in the U.S. was a major contributor to relative results. Stock selection and an underweighting in Asia also helped, particularly an underweighting in Japan and stock selection in Taiwan.

For the year ended May 31, 2010, the Global Strategy Fund returned
13.79% compared to 15.23% for the MSCI AC World Index (gross).

*	The MSCI AC World Index (gross) is a free-float adjusted, market capitalization-weighted index designed to measure equity market performance in the global developed and emerging markets. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
13.79%	5.76%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Government Securities Fund posted a return of 5.56% for the twelve-month period ending May 31, 2010, compared to a return of 4.53% for the Barclays Capital U.S. Government Bond Index.

While fears that the Great Recession would become the second Great Depression have dissipated, several critical issues remain such as high unemployment, the uncertain impact of consumer deleveraging on the economy, a growing federal budget deficit, and future inflationary threats. As the year progressed, investors in general anticipated that the worst of the financial crisis was over in the United States and allocated money into riskier securities compared to Treasuries. However, by the end of the fiscal year, the emerging sovereign debt crisis in Europe renewed investor concern once again.

Over the past year, the Federal Open Market Committee maintained the Federal Fund’s target rate to a range of 0.00-0.25%. After peaking at 3.84% in December 2009, the 10-year Treasury note closed the fiscal period at 3.29%, 17 basis points higher than it did a year ago. Because of this increase, performance was hindered by the Fund’s duration, which was longer than the benchmark.

The Fund pursued a strategy of holding minimal Freddie Mac, Fannie Mae, and other credit securities during the annual period. This negatively impacted performance as the market became increasingly encouraged to assume more credit risk during much of the annual period.

The value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program contributed to performance.

For the year ended May 31, 2010, the Government Securities Fund returned 5.56% compared to 4.53% for the Barclays Capital U.S. Government Bond Index.

*	The Barclays Capital U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
5.56%	4.02%	5.57%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. (“American Century”) and American Century Global Investment Management, Inc. (“American Century Global”)

The Growth Fund posted a return of 22.01% for the twelve-month period ending May 31, 2010, compared to a return of 21.59% for the Russell 1000® Growth Index.

For the twelve months ended May 31, 2010, the Fund posted a double-digit gain, reflecting a robust recovery in the U.S. stock market. After plunging in late 2008 and early 2009 amid a severe downturn in the U.S. economy, the broad equity indexes rebounded sharply starting in the spring of 2009 as signs of economic recovery emerged.

The Fund outperformed its benchmark, the Russell 1000 Growth Index, for the twelve-month period. While sector allocation detracted slightly from performance versus the index, stock selection was the key factor behind the overall out-performance.

Stock selection was most successful in the Consumer Discretionary and Materials sectors of the Fund. An overweight position in household durables makers and stock choices among specialty retailers contributed the bulk of the out-performance in the Consumer Discretionary sector. Appliance maker Whirlpool was the Fund’s top relative performer. In the Materials sector, security selection among chemicals producers was responsible for virtually all of the out-performance. The key in this sector was avoiding agricultural chemicals maker Monsanto. Other noteworthy positive contributors in the portfolio included credit card company American Express.

On the downside, the Fund’s information technology and financials holdings under-performed their counterparts in the Russell 1000 Growth Index. Stock choices among electronic equipment makers and communications equipment manufacturers generated the lion’s share of the underperformance in the information technology sector. In the Financials sector, stock selection among diversified financial services firms and an overweight position in commercial banks detracted the most. Credit rating agency Moody’s was the biggest individual detractor, falling as credit raters came under pressure for their role in the 2008 financial crisis.

For the period ended May 31, 2010, the Growth Fund returned
22.01% compared to 21.59% for the Russell 1000® Growth Index.

*

The Russell 1000® Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
22.01%	-1.68%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Growth & Income Fund posted a return of 14.58% for the twelve-month period ending May 31, 2010, compared to a return of 20.99% for the S&P 500® Index.

After the tumultuous 2009 fiscal year, signs arose that government programs initiated in 2008 to thwart a financial meltdown began to stabilize the economy. Renewed optimism prompted a broad-based rally in the equity markets.

Underweights in the Healthcare and Industrial Sectors and a market weight position in Financials were beneficial to the Fund while positioning in all other sectors detracted from performance. In addition, the Fund’s 3% average cash position also detracted from returns.

Security selection in the Industrial group helped relative performance while selection in the Financial, Information Technology, and Consumer Discretionary groups detracted from performance. Met Life Inc., Union Pacific Corp., Bank of America Corp., Cisco Systems Inc., and Microsoft Corp. performed well during the period, however, positions in Devon Energy Corp., Marathon Oil Corp., Noble Corp., Morgan Stanley, and Lincoln National Corp significantly detracted from performance.

On March 22, 2010, the Fund added a growth component to complement the existing strategy described above which is a large blend style with a value tilt. The new growth component underperformed the benchmark from inception through the end of the fiscal year.

For the year ended May 31, 2010, the Growth & Income Fund returned 14.58% compared to 20.99% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
14.58%	-1.33%	-1.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 26.32% for the twelve-month period ending May 31, 2010, compared to a return of 13.76% for the S&P 500® Health Care Index.

A large overweight in the biotechnology group was a negative for performance, as the group as a whole struggled. However, stock selection in this area was exceptionally productive, so much so that biotech was the largest contributor to relative gains. The best results came from out-of-benchmark stocks, including Incyte Corp., Ltd., Alexion Pharmaceuticals, Inc. and Human Genome Sciences, Inc. An underweight in struggling Genzyme Corp. also contributed to performance.

Positive stock selection and an overweight to health care providers & services, one of the better-performing groups in the index, added value as well. Non-benchmark holdings were key contributors here as well, such as Catalyst Health Solutions, Inc. and Community Health System, Inc.

Stock selection generated significant gains in health care equipment & supplies, as well as in pharmaceuticals. Again, non-benchmark companies made large contributions in both areas. ArthroCare, Edwards Lifesciences Corp., and Heartware International, Inc. were key examples in the health care equipment and supplies area, while Shire PLC, Valeant Pharmaceuticals International, and Sawai Pharmaceutical Co., Ltd. led the way in the pharmaceuticals group.

Life sciences was a detractor from relative performance. Negative stock selection for non-benchmark holdings Illumina, Inc., Charles River Laboratories International, Inc., and Covance, Inc. detracted. Not owning benchmark component, PerkinElmer Inc., also detracted from performance.

For the year ended May 31, 2010, the Health Sciences Fund returned
26.32% compared to 13.76% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
26.32%	6.93%	3.52%
*	Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 11.47% for the twelve-month period ending May 31, 2010, compared to a return of 8.47% for the Barclays Capital U.S. Treasury Inflation-Protected (“TIPS”) Index.

Sector selection made a positive contribution to the Fund return versus the benchmark. An overweight position in the Financial and Insurance sector contributed significantly to returns as the Financial sector spreads contracted over the period.

Security selection made the biggest contribution to the Fund return versus the benchmark. The Fund had approximately 35% of its assets in corporate floating rate bonds that rallied significantly on fears of higher interest rates. The top two security contributors were notes from Jackson Life maturing 05/01/2014 and Prudential Life maturing 05/23/2018. Top detractors included Goldman Sachs maturing 05/08/2013 and Barclays maturing 02/25/2013. Australian dollar and Canadian dollar securities were added during the period to increase diversification, and overall detracted slightly from performance.

For the year ended May 31, 2010, the Inflation Protected Fund returned 11.47% compared to 8.47% for the Barclays Capital U.S. TIPS Index.

*	The Barclays Capital U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
11.47%	3.13%	3.43%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Equities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Equities Fund posted a return of 7.06% for the twelve-month period ending May 31, 2010, compared to a return of 6.84% in U.S. dollars for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (gross).

The countries that did well were commodity based countries like Australia and the laggards were the PIGS countries (Portugal, Italy, Greece and Spain) which had sovereign debt concerns. All of these countries were down over 9% for the period.

The Fund’s baseline allocation is regionally neutral versus the MSCI EAFE index (gross) with a portion of its Japan exposure actively managed and half its Europe exposure managed in two research enhanced index components. The balance of the Japan and Europe allocations and all of the Asia ex-Japan allocation are indexed to the appropriate EAFE sub-indices. During the course of the year, minor (+/-1%) over/underweights were made in the Japan and Asia ex-Japan regions.

The actively managed component of the Japan allocation had a negative contribution to the fund versus its benchmark, while the remaining components had positive contributions versus the benchmark.

For the year ended May 31, 2010, the International Equities Fund returned 7.06% compared to 6.84% for the MSCI EAFE Index (gross).

*	The MSCI EAFE Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
7.06%	0.83%	-1.18%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Government Bond Fund posted a return of 7.32% for the twelve-month period ending May 31, 2010, compared to a return of 16.53% for the JP Morgan Emerging Markets Bond Index Plus (EMBI+), a return of 1.36% for the Citigroup World Government Bond Index (WGBI) (unhedged), and a return of 5.76% for the Blended Index.

Exposure to highly-rated corporate bonds was a large contributor to performance relative to the benchmark. There were positive contributions from allocations to emerging market corporate bonds as well as actively traded local market exposure. The emerging market corporate allocation remains a strategic allocation as it continues to provide extra yield over the sovereign space.

Security selection was also positive overall. On an individual security basis, the top three individual contributors were bonds from Russia, Georgian Republic and Argentina.

Currency was a detractor for the period. On an individual security basis, the top three detractors were bonds from Greece, Italy and France.

For the year ended May 31, 2010, the International Government Bond Fund returned 7.32% compared to 16.53% for the JP Morgan EMBI+ Index, 1.36% for the Citigroup WGBI Index (unhedged) and 5.76% for the Blended Index.

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI+ Index tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

***	The Blended Index is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI+ Index (30%).

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
7.32%	5.10%	6.90%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Growth I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Growth I Fund posted a return of 11.07% for the twelve-month period ending May 31, 2010, compared to a return of 6.84% for the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (gross).

A discussion with American Century Global Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

International equities began the period in the midst of a bold rally that helped the MSCI EAFE Index (gross) post a 32.46% gain for calendar year 2009. Through the latter stages of the twelve-month period, however, escalating fears surrounding the fiscal health of the European Union eroded much of the advance.

Against this backdrop, effective stock selection in the Consumer Discretionary and Financials sectors bolstered the portfolio’s returns, relative to the benchmark. Alternatively, investments in the Consumer Staples and Materials sectors exerted a modest drag on relative performance.

Leading individual contributors included South Korean automaker Hyundai Motor, which reported considerable sales and market share gains in the U.S. and other key markets as safety woes swirled around Japanese rival Toyota Motor. Brazilian iron ore miner Vale advanced amid rising global demand for steel, buoyed by robust economic activity in China.

Detractors included Canadian wireless handset developer Research in Motion, which contended with an increasingly competitive landscape for its BlackBerry devices. Declining natural gas prices weighed on U.K.-based energy firm BG Group.

From a geographic perspective, solid stock selection and an underweight position, relative to the benchmark, in Japan aided relative returns, as did advancing holdings from South Korea, a nonbenchmark country. Conversely, an underweight stake in Australian stocks and laggards from Switzerland hindered relative performance.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

After rallying for much of 2009 on prospects for improving global economic conditions, global equity markets faced headwinds in 2010. Notably, several southern European economies, including Greece, Spain, Portugal, and Italy, faced solvency concerns amid massive fiscal deficits. Although the U.S. economy returned to a positive growth rate, investors continued to worry about high unemployment and a still weak housing market. In contrast, China enacted credit tightening measures in early 2010 in attempt to slow its economy. Fears of potential overheating in emerging market economies, coupled with fears of a potential double-dip recession in developed economies continued to foster uncertainty about the pace and vigor of a global economic recovery.

In this environment, the portfolio outperformed the MSCI EAFE Index (gross). All fund regional allocations delivered positive absolute results, outperforming the benchmark sector index. Relative results were supported by strong stock selection across emerging markets like India and South Korea, markets not represented in the index. Solid stock selection combined with an underweight to Japan was a key driver of relative results as well. Relative gains were slightly offset however by the negative influence of an underweight exposure to the strongly performing Australian market. The portfolio’s cash exposure was a drag on performance in rising markets as well.

The portfolio’s sector allocations also contributed positively to performance. Solid stock selection combined with an overweight exposure in the Healthcare and Consumer Discretionary sector were the most additive. An underweight exposure to the relatively weaker Financials sector was supportive as well. In contrast, the portfolio’s underweight exposure in the materials sector was drag on relative results.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during the reporting period. Just prior to the beginning of the period, the fallout from a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into recessions, but an increasingly powerful engine of global growth — emerging markets — also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Security selection in the Retailing, Industrial Goods and Services, and Transportation sectors was the primary contributor to performance relative to the MSCI EAFE Index (gross). Top individual contributors within the Retailing sector included the portfolio’s holdings of luxury goods retailer LVMH Moët Hennessy Louis Vuitton S.A. (France) and export trading company Li & Fung (Hong Kong). In the Industrial Goods and Services sector, an overweight position in strong-performing electrical distribution equipment manufacturer Schneider Electric S.A. (France) was among the top relative contributors. The portfolio’s holdings of Canadian National Railway, in the Transportation sector, also benefited relative results as the stock turned in strong performance over the reporting period.

An overweight position in the Consumer Staples sector was another positive factor for relative performance. Within this sector, holdings of global food company Nestle S.A. (Switzerland) and brewer Heineken International N.V. (The Netherlands), were among the portfolio’s top contributing stocks for the period.

Elsewhere, the portfolio’s holdings of technology consulting firm Infosys Technologies Ltd. (India), industrial and medical gases producer Linde AG (Germany), advertising and marketing firm WPP Group (United Kingdom), and South Korean microchip and electronics manufacturer Samsung Electronics aided relative returns.

A combination of security selection and an overweight position in the health care sector held back relative performance. Overweight positions in poor-performing pharmaceutical company Merck KGaA (Germany) and biopharmaceutical company Actelion Ltd. (Switzerland) were among the top relative detractors.

VALIC Company I International Growth I Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

Security selection in the Leisure sector was another negative factor for relative performance. The portfolio’s holdings of U.K. gaming operators, William Hill and Ladbrokes PLC, hurt relative returns as both stocks underperformed the benchmark over the reporting period.

Stocks in other sectors that detracted from relative results included oil and gas exploration company INPEX Holdings (Japan), stock exchange Deutsche Boerse AG (Germany), energy and environmental services giant GDF SUEZ (France), consumer finance firm AEON Credit Service (Japan), and semiconductor manufacturer Taiwan Semiconductor (Taiwan). Not holding strong-performing financial services company Commonwealth Bank of Australia also held back relative results. During the reporting period, the portfolio’s currency exposure was also a detractor from relative performance.

With respect to all portfolios of the Fund, the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program contributed to performance.

For the year ended May 31, 2010, the International Growth I Fund returned 11.07% compared to 6.84% for the MSCI EAFE Index (gross).

*	MSCI EAFE Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010 the MSCI EAFE Index (gross) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
11.07%	3.69%	0.10%
*	Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management, Inc.

The Large Cap Core Fund posted a return of 19.81% for the twelve-month period ending May 31, 2010, compared to a return of 20.99% for the S&P 500® Index.

The Fund performed roughly in line with the S&P 500® benchmark in a year that began with a sharp recovery from recessionary lows, was accompanied for the most part by rising earnings expectations, but trailed off as a confluence of world events precipitated the first meaningful price correction since the equity market’s 80% move off of bear market lows.

In light of these conditions, the Fund remains focused on high quality, financially sound, competitively advantaged companies positioned to capitalize on strengths such as global reach, demand persistence and steady cash flow generation.

A moderate overweight and strong stock selection in Consumer Discretionary contributed to performance, led by Amazon.com, CBS Corp., and Home Depot. Other strong contributions came from the sharply recovering Financial sector, including Prudential Financial, Bank of America and American Express. Other significant contributors were Merck, Boeing and Cisco Systems.

The largest detractors to relative performance were related to the Technology sector, where the Fund did not own Apple Computer, which was a stellar benchmark performer, and suffered through a difficult stretch with Qualcomm Inc. Other detractors came from diverse sectors, namely Exxon Mobil and Schlumberger within Energy, Defense contractor Lockheed Martin, and Moody’s and State Street Corp. within the Financials.

For the year ended May 31, 2010, the Large Cap Core Fund returned
19.81% compared to 20.99% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
19.81%	1.73%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 19.08% for the twelve-month period ending May 31, 2010, compared to a return of 21.59% for the Russell 1000® Growth Index.

A discussion with SunAmerica Asset Management Corp. (“SAAMCo”) — regarding their portion of the Fund (the “portfolio”)

The broad-based equity market rally that occurred during the annual period benefited nearly all equity funds, but particularly companies with smaller market-capitalizations and higher beta characteristics, The portfolio’s valuation discipline and larger cap bias was generally not rewarded.

For our portfolio as a whole, stock selection in the Consumer Discretionary sector and no exposure to the Utility sector helped performance. A Consumer Staples underweight was also additive. Top contributing holdings during the period were Apple, Inc., Hewlett-Packard Co., Wynn Resorts, Ltd., Pepsico, Inc., and Google, Inc.

Detracting from portfolio returns were stock selection in the Materials and Information Technology sectors, an overweight allocation to the Energy sector and a 2% average cash position. Monsanto Co., QUALCOMM, Inc., Dean Foods Co., Gilead Sciences, Inc., and Schlumberger, Ltd. were the leading detractors.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The twelve month reporting period was very volatile. After rallying during much of 2009, the stock market began to pull back late in the reporting period as investors worried about the degree that expanding sovereign debt problems in Europe would impact the global economic recovery. In this environment, the portfolio had positive returns but underperformed versus its benchmark, the Russell 1000 Growth Index.

The portfolio underperformed by the widest margin in the Industrials sector, driven by stock selection. Significant detractors included defense contractor Lockheed Martin Corp. and engineering and construction firm URS Corp. The portfolio also underperformed in the Consumer Discretionary and Financials sectors, driven primarily by stock selection. For-profit-education services provider Apollo Group, Inc. was a key detractor to performance in the Consumer Discretionary sector. Other key detractors to performance included energy holdings Noble Corp. and National Oilwell Varco, Inc.

Some of this underperformance was offset by outperformance in other sectors. Our portfolio outperformed by the widest margin in the information technology sector, driven by stock selection and an overweight position. Holdings that made significant contributions to performance included Apple, Inc., Hewlett-Packard Co. and Western Digital Corp. Our portfolio also outperformed in other sectors, including consumer staples, health care and energy. Other key contributors to performance included BHP, Ltd. and Limited Brands, Inc.

For the period ended May 31, 2010, the Large Capital Growth Fund returned 19.08% compared to 21.59% for the Russell 1000® Growth Index.

*

The Russell 1000® Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
19.08%	0.72%	0.39%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp. (“SAAMCo”)

The Mid Cap Index Fund posted a return of 34.73% for the twelve-month period ending May 31, 2010, compared to a return of 34.52% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P 400® Mid Cap Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects. There were additional discrepancies due to the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program which contributed to Fund performance.

All sectors in the index had positive performance for the year with Materials and Information Technology leading the way. Energy and Telecommunication Services were the lowest performers.

The three best performing stocks in absolute terms were American Greetings, Sotheby’s, and Alaska Air. The three top contributors to Fund performance, factoring in position size and performance, were Cree, Lubrizol, and Cimarex Energy

The three worst performing stocks in absolute terms were Palm, Colonial BancGroup, and Dynegy. The three most prominent detractors to Fund performance, factoring in position size and performance, were Palm, AECOM Technology, and Alliant Techsystems.

For the year ended May 31, 2010, the Mid Cap Index Fund returned
34.73% compared to 34.52% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
34.73%	3.83%	5.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 27.35% for the twelve-month period ending May 31, 2010, compared to a return of 30.14% for the Russell MidCap® Growth Index.

A discussion with PineBridge Investments LLC — regarding their portion of the Fund (the “portfolio”).

For the one year period ending May 31, 2010, the portfolio underperformed the benchmark. Health Care overall was the worst performing sector for the portfolio, Leading on the downside were Human Genome Sciences and Inverness Medical. Three additional stocks that contributed to the underperformance were SandRidge in Energy, MEMC Electronic Materials in Technology and Schweitzer-Mauduit in Consumer Staples.

Consumer Discretionary was a tale of two periods, as it contributed to a large part of the underperformance from the June through November period, but was one of the better performing sectors December through May. Guess, ArvinMeritor and Coach led on the positive side, while a couple of homebuilders, KB Home and Meritage Homes led on the downside.

Technology was the most consistent outperformer over the period as Marvel, Cree and Cognizant Technology Solutions drove the sector’s outperformance. Marvel and Cree were the two best performing stocks over the period. In Financials, Genworth was the third best performer overall.

A discussion with Morgan Stanley Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

While the equity market rallied for most of the portfolio’s fiscal year on expectations for global economic recovery, it also saw significant volatility in the second quarter of 2010. Rather than focusing on short-term volatility, the portfolio continues to maintain a three- to five-year outlook, assessing the quality, nature and sustainability of its competitive advantage, and balance sheet strength of individual companies.

The primary driver of the portfolio’s outperformance relative to the benchmark was the Consumer Discretionary sector, where stock selection and an overweight position boosted returns through names like Wynn Resorts, Ltd.,. Stock selection and an underweight in Technology also contributed to relative performance, largely due to the computer services software and systems industry holdings such as Baidu, Inc. and Salesforce.com, Inc. Stock selection and an underweight in the Utilities sector were favorable as well. Here, Telecommunications holdings generated positive relative performance.

The weakest performing sector on a relative basis was Financial Services, where both stock selection and an overweight hampered relative results, particularly in the asset management and custodian industry with T. Rowe Price and Calamos among the detractors. Stock selection in Energy detracted, despite relative gains from an overweight there. The majority of the portfolio’s Energy exposure was in natural gas producers and some of these positions had a negative impact on relative performance including Southwestern Energy Co. and Petrohawk Energy Corp. Also disadvantageous to relative performance was stock selection in the Health Care sector, which was dampened by the medical equipment industry.

With regard to all portfolios, the value of the cash collateral investment vehicle held by the Fund pursuant to the VCI securities lending program contributed to performance.

For the year ended May 31, 2010, the Mid Cap Strategic Growth Fund returned 27.35% compared to 30.14% for the Russell MidCap Growth Index.

*

The Russell MidCap® Growth Index measures the performance of those Russell MidCap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
27.35%	4.18%	3.78%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 0.04% for the twelve-month period ending May 31, 2010, compared to a return of 0.11% for the T-Bill Three-Month Index.

The fiscal year began with a Fed Funds target rate of between 0% to 0.25% based on near term economic weakness and subdued inflation. This was the dominant theme for most of the subsequent Federal Open Market Committee meetings. During the April 28, 2010 meeting, the committee supported maintaining the target rate range of between 0% to 0.25% and continued anticipation that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the fed funds rate for an extended period. Yields on Money Market securities decreased steadily throughout the period. In order to preserve yields, the Fund’s duration was actively managed, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes. Given the outlook for a continued low level in the federal funds rate, we continued to emphasize longer fixed rate and floating rate securities.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
0.04%	2.73%	2.44%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Nasdaq-100® Index Fund posted a return of 29.60% for the twelve-month period ending May 31, 2010, compared to a return of 29.88% for the Nasdaq-100® Index.

The Fund is passively managed to match the Nasdaq 100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

All sectors in the Index had positive performance for the year with Consumer Discretionary and Telecommunication Services leading the way. Materials and Health Care were the lowest performers.

The three best performing stocks in absolute terms were SanDisk Corp, Baidu Inc (ADS), and Wynn Resorts. The three top contributors to Fund performance, factoring in position size and performance, were Apple, Microsoft, and Google.

The three worst performing stocks in absolute terms were First Solar, Electronic Arts, and Research in Motion. The three most prominent detractors to Fund performance, factoring in position size and performance, were Qualcomm, Research in Motion and First Solar.

For the year ended May 31, 2010, the Nasdaq-100® Index Fund returned 29.60% compared to 29.88% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 10 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
29.60%	3.79%	-6.55%
*	Inception date of Fund: October 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 29.67% for the twelve-month period ending May 31, 2010, compared to a return of 28.47% for the S&P 500® Information Technology Index and a return of 27.85% for the S&P North American Technology Sector Index.

A discussion with RCM Capital Management, LLC — regarding their portion of the Fund (the “portfolio”)

In five of the six large technology sub-sectors, the portfolio’s stock selection resulted in significantly better performance than that of the S&P North American Technology Sector Index. The top stock selection contributor came from the internet sub-sector; specifically holdings in Baidu, Netflix, and Akamai, all with stock returns over 75% for the period. Stock selection in IT Services also boosted results, as Cognizant Technology was another core contributor to the portfolio’s performance. Conversely, in the large sub-sector that underperformed during the period, Semiconductors, the portfolio had owned some great performing stocks such as Sandisk, but these were offset by under-performing stocks, such as On Semiconductor and Taiwan Semiconductor.

Finally, the top detractor to the Fund was the energy sub-sector, especially solar stocks, such as First Solar and SunPower. Overall, stock selection led the portfolio to significant positive attribution for the entire period. This overcame the overall negative effect of sector allocation. An underweight to Computers & Peripherals and a slight overweight to the poor-performing energy stocks were the largest negative contributors among sub-sectors.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

In a highly positive period for technology stocks overall, the portfolio posted strong gains for the twelve months ended May 31, 2010, broadly keeping pace with its benchmark, the S&P North American Technology Sector Index. Stock selection added value in many segments of the portfolio, but sector positioning proved less productive and offset much of our relative gains.

Some of the best results for the portfolio, compared with the benchmark, came in the IT Services group. Being underweighted in this lagging group helped, and stock selection was also quite strong. Many of the stronger performers in this segment were non-benchmark stocks, including Genpact and Accenture.

Strong stock selection led to substantial relative gains in several areas. In wireline equipment, Finisar was a leading performer, which we eliminated on strength. Within Software, our holdings in firms such as Omniture and Salesforce.com had very strong results. Media holdings such as Liberty Media Interactive and Time Warner Cable were leading contributors.

Unfortunately, sector positioning was not favorable and proved a negative influence on relative performance. The leading detractor was our substantial underweight in consumer electronics, an area that not only led the index but had some of the best results in the broad market as well. Large overweights to underperforming groups systems software and consumer software weighed heavily on results, also. Individual names that hurt the most were McAfee Inc., QUALCOMM Inc., and Palm Inc.

A discussion with Wellington Management, LLP — regarding their portion of the Fund (the “portfolio”)

For the twelve-month period ended May 31, 2010, the portfolio outperformed the S&P North American Technology Sector Index. The Internet & Catalog Retail and the Computer & Peripherals industries rose the most, while the Health Care Technology, Life Sciences Tools & Services, and Communications Equipment industries rose the least.

The portfolio’s security selection was the primary driver of outperformance. Strong stock selection in the Computers and Peripherals, Semiconductors and Semiconductor Equipment, and IT Services industries was partially offset by weaker stock selection within the Software and the Communications Equipment industries.

Over the twelve month period Apple, Seagate Technology, and Hewlett-Packard contributed most on an absolute basis, while Research in Motion, QUALCOMM, and HTC were the top absolute detractors.

With regard to all portfolios, the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program contributed to performance.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2010, the Science & Technology Fund returned 29.67% compared to 28.47% for the S&P 500® Information Technology Index and 27.85% for the S&P North American Technology Sector Index.

*

The S&P 500® Information Technology Index is an unmanaged, market-capitalization weighted index designed to measure the performance of companies in the information technology sector that are in the S&P 500® Index.

**

Effective October 1, 2009, the Fund changed its benchmark from the S&P 500® Information Technology Index to the S&P North American Technology Sector Index because Fund management believes it is a more appropriate measure of the sub-advisers’ investment styles and is better aligned with the Funds’s investment strategies. The S&P North American Technology Sector Index measures the performance of U.S.-traded stocks of technology related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
29.67%	2.80%	-7.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Aggressive Growth Fund posted a return of 39.59% for the twelve-month period ending May 31, 2010, compared to a return of 30.54% for the Russell 2000® Growth Index.

Sectors that contributed positively to relative performance include Information Technology, Health Care, and Energy. An overweight position in Information Technology as well as strong stock selection contributed to outperformance, especially holdings in GSI Commerce, Omniture, and VistaPrint Ltd. Strong stock selection in Healthcare led to outperformance of the sector as Ev3 Inc., OSI Pharmaceuticals, and Volcano Corp were the three strongest holdings in the sector. The Fund’s energy sector outperformed due to an underweight position compared to the benchmark, as well as very strong stock selection. Specifically, Brigham Exploration reported results from several outstanding wells in the Bakken shale, and the stock surged over 400% for the year.

The Fund’s Telecommunication Services sector performed poorly compared to the overall benchmark and the Fund’s overweight accentuated the position. CBeyond Inc., an internet provider serving small businesses was down less than 10% for the period but was one of the Fund’s larger holdings. The Fund’s Materials sector stocks outperformed but an underweight position versus the benchmark hurt overall results.

For the year ended May 31, 2010, the Small Cap Aggressive Growth Fund returned 39.59% compared to 30.54% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
39.59%	3.14%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 30.65% for the twelve-month period ending May 31, 2010, compared to a return of 33.62% for the Russell 2000® Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The twelve month reporting period was very volatile. After rallying during much of 2009, the stock market began to pull back late in the period as investors worried about the degree that expanding sovereign debt problems in Europe would impact the global economic recovery. In this environment, the portfolio had positive returns but underperformed versus its benchmark, the Russell 2000® Index, during the period.

The portfolio underperformed the Russell 2000® Index by the widest margin in the Industrials sector, driven by an overweight position and stock selection, especially positions in Dryships Inc. and Northwest Pipe Co. The portfolio also underperformed in other sectors, including Consumer Discretionary, Financials, Materials and Information Technology. Underperformance in each of these sectors was also driven by stock selection. Holdings from these sectors that were among the portfolio’s leading detractors to performance included Synaptics Inc., and Pantry Inc.

Some underperformance was offset by outperformance in other sectors, including Health Care, Consumer Staples, Energy and Utilities. The portfolio outperformed by the widest margin in the Health Care sector, driven by stock selection, especially pharmaceutical products maker Vivus Inc. Other key contributors to performance included TRW Automotive Holdings Corp., Phillips-Van Heusen, Cybersource Corp. and Complete Production Services.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

For the period the portfolio posted a double-digit gain and outpaced the Russell 2000 Index. Broadly speaking, stock selection accounted for the majority of the outperformance. Nearly every sector boosted relative results, led by consumer discretionary, information technology, industrials and business services, and health care. Materials was the sole relative detractor.

Consumer discretionary led the outperformance, due to strong holdings including TRW, Brunswick, and Ann Taylor. Automotive part supplier TRW, the top absolute contributor and a non-benchmark holding, benefited from an equity raise and debt offerings, both of which were met with enthusiasm among investors.

Other strong contributors included Information technology holdings Veeco and Finisar, Industrials holding Consolidated Graphics, and Health care stock Incyte.

The only sector to detract on a relative basis was materials, where stock holdings failed to keep pace with their benchmark peers. Bottom individual contributors overall included Digital River, Palm Inc. & Esco Technologies.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 2000® Index for the period. This outperformance was due in large part to the size factor of the portfolio which is concentrated in “the smallest of the small” and currently reflects a maximum market capitalization of approximately $400 million, and is considerably smaller than the parameters of the Russell 2000® Index and therefore often a neglected area of the overall market. While stock selection and sector allocation are not the primary goals, exposure to a broad list of well diversified ultra-small stocks is a primary goal of the portfolio.

Although the portfolio is passively managed, some contributing performance did come from a few strong stock selections – primarily from Information Technology and Industrial sector stocks. The top contributors were Commercial Vehicle Group Inc., Power-One Inc. and Cardtronics Inc. The biggest detractor, Soapstone Networks Inc., was delisted in August of 2009 at which time the portfolio sold off the remaining position. The company subsequently liquidated all of its assets in April of 2010.

With regard to all portfolios, the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program contributed to performance.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2010, the Small Cap Fund returned 30.65% compared to 33.62% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
30.65%	0.28%	1.17%
*	Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Small Cap Index Fund posted a return of 34.01% for the twelve-month period ending May 31, 2010, compared to a return of 33.62% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects. There are additional discrepancies due to the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program which contributed to Fund performance.

All sectors in the index had positive performance for the year with Consumer Discretionary and Materials leading the way. Telecommunication Services and Energy were the lowest performers.

The three best performing stocks in absolute terms were Human Genome Sciences, Dana Holding, and La-Z-Boy. The three top contributors to Fund performance, factoring in position size and performance, were Human Genome Sciences, UAL, and Domtar Corp.

The three worst performing stocks in absolute terms were UCBH Holdings, Colonial BancGroup, and MiddleBrook Pharmaceuticals. The three most prominent detractors to Fund performance were Palm, Cell Therapeutics, and Huron Consulting Group.

For the year ended May 31, 2010, the Small Cap Index Fund returned 34.01% compared to 33.62% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
34.01%	2.56%	4.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of 36.20% for the twelve-month period ending May 31, 2010, compared to a return of 36.60% for the Russell 2000® Value Index.

Effective September 14, 2009, Dreman Value Management replaced Putnam Investment Management, LLC as subadviser to the Fund. Wells Capital Management, Inc. remained a subadviser to the Fund.

A discussion with Putnam Investment Management, LLC — regarding their portion of the Fund (“the portfolio”)

Comments below cover the time period June 1, 2009 through September 11, 2009.

The portfolio underperformed its benchmark, the Russell 2000 Value Index, during the fiscal quarter. Favorable stock selection in the Financials and Basic Materials sectors benefited results. However, these positives were partially offset by weakness in Capital Goods and Technology holdings.

Stock selection in the financials sector had the greatest positive impact on relative returns. Within the sector, holdings in FBL Financial Group and SVB Financial Group aided relative outperformance. Within basic materials, select positions in Solutia and Omnova Solutions proved favorable.

Positions such as USEC and General Cable made Capital Goods the portfolio’s leading relative detractor from performance during the period. Select holdings in Technology, BancTec, S1 Corporation, also detracted from results.

A discussion with Dreman Value Management, LLC – regarding their portion of the Fund (“the portfolio”)

Comments below cover the time period September 14, 2009 to May 31, 2010.

The portfolio outperformed the Russell 2000® Value Index for the period. The best performing sectors were Energy, Utilities, Technology, Telecommunications, and Consumer Staples while the Industrials, Materials, and Financials detracted from performance.

An overweight in Energy combined with stock selection in that sector drove performance. The best performers were Forest Oil, St. Mary Land & Exploration and Whiting Petroleum. In Utilities, Integrys Energy and IDACORP gained roughly 32% and 20%, respectively. Leading the portfolio’s returns in Information Technology was Lexmark, a printer manufacturer, rising over 68%.

Stock selection weighed upon relative performance in Industrials. General Cable, which fell roughly 23%, and Rino International detracted from performance. The fall in Thompson Creek and Gammon Gold weighed upon relative performance in the Materials sector. The underperformance in Financials was mainly attributed to the negative effects of stock selection.

A discussion with Wells Capital Management, Inc. – regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period. An underweight to Financials boosted performance significantly. Also adding to gains were an overweight to Consumer Discretionary and an underweight to Healthcare. On the negative side, an overweight to Consumer Staples detractor to performance.

Stock selection had a small negative effect on performance. Selection in Materials, Utilities, Consumer Staples, and Energy helped relative performance the most, but those gains were more than offset by stock selections in Financials and Healthcare.

Schweitzer-Mauduit International, Inc. was the top contributor to the portfolio this fiscal year. Another top contributor was Quantum Corp. Despite the drag on results from Financials overall, one of the top performing holdings of the year was First Citizens Bancshares Inc. On the negative side, Stewart Information Services, Cal Dive International, and Technitrol Inc were the largest detractors.

With regard to all portfolios, the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program contributed to performance.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2010, the Small Cap Special Values Fund returned 36.20% compared to 36.60% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
36.20%	-1.19%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management, Inc.

The Small-Mid Growth Fund posted a return of 26.03% for the twelve-month period ending May 31, 2010, compared to a return of 30.54% for the Russell 2000® Growth Index.

The majority of the Fund’s performance results in the fiscal year came from stock selection. Positive stock contributions came from the Industrials and Information Technology stocks. Mellanox Technologies, Cavium Networks, Rubicon Technology, Netlogic Microsystems, and Atheros Communications all rose substantially on improving earnings prospects.

One of the best performing stocks in the Industrial sector was Corrections Corp. of America, an owner and manager of prisons and other correctional facilities throughout the US. The company has been reporting better than forecast revenues, operating margins and earnings.

While the Consumer Discretionary sector was a major contributor to performance overall for the year, the sector did underperform relative to the benchmark. The largest detractor to performance from portfolio holdings was Penn National Gaming, an owner and operator of horse racing and casino facilities, which faced a difficult period due to the recession.

In the Healthcare sector, some of the Fund’s underperformance was due to lack of exposure to small biotechnology companies, many of which rose strongly during the recovery rally. Within Energy, we had two troublesome holdings based on an assumption that natural gas prices would rebound. Both Petrohawk Energy and Goodrich Petroleum declined as our natural gas outlook did not play out.

The value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program contributed to performance.

For the year ended May 31, 2010, the Small-Mid Growth Fund returned 26.03% compared to 30.54% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	Since Inception*
26.03%	-2.34%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Stock Index Fund posted a return of 21.06% for the twelve-month period ending May 31, 2010, compared to a return of 20.99% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects. There are additional discrepancies due to the value of the cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program which contributed to Fund performance.

All sectors in the index had positive performance during the period. The best performing sectors were Consumer Discretionary and Industrials, while Energy and Telecommunication Services were the lowest performers.

The three best performing stocks in absolute terms were Gannett, SanDisk, and Genworth Financial. The three top contributors to Fund performance, factoring in position size and performance, were Apple, Microsoft, and Bank of America.

The three worst performing stocks in absolute terms were CIT, Dean Foods, and MBIA. The three most prominant detractors to Fund performance, factoring in position size and performance, were Exxon Mobil, Monsanto, and Qualcomm.

For the year ended May 31, 2010, the Stock Index Fund returned
21.06% compared to 20.99% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	10 Years
21.06%	-0.01%	-1.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with OppenheimerFunds, Inc.

The Value Fund posted a return of 17.30% for the twelve-month period ending May 31, 2010, compared to a return of 22.98% for the Russell 1000® Value Index.

The reporting period witnessed a number of significant improvements in economic and market conditions in the U.S. which stemmed in part from aggressive remedial measures adopted by U.S. Government and monetary authorities, Despite renewed risk appetite from investors, economic data still remained mixed and the European debt situation and resulting market declines at the end of the period created further wariness about the global economic landscape for the remainder of the reporting period.

In terms of positive contributors to Fund performance, the Fund’s best performing sector relative to the benchmark was Materials. The Fund’s overweight in The Lubrizol Corp. contributed the most to relative performance in that sector. The Fund also outperformed the benchmark in Consumer Discretionary. Consumer Discretionary was the strongest performing sector on a total return basis for both the benchmark and the Fund, where an overweight position in Time Warner Cable, Inc. provided the bulk of the relative outperformance.

The Fund underperformed primarily within the consumer staples and information technology sectors during the reporting period, as a result of weaker relative stock selection. In Financials, the Fund’s overweight exposure to Morgan Stanley detracted from results. Within consumer staples, overweight positions in underperforming stocks such as Kroger Co., Walgreen Co. and Molson Coors Brewing Co. hurt performance. In terms of Industrials, General Cable Corp. was the greatest detractor from performance. Not holding Real Estate Investment Trusts (REITs) also detracted from results, as they performed well for the Index during the reporting period.

For the year ended May 31, 2010, the Value Fund returned 17.30% compared to 22.98% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2010
1 Year	5 Years	Since Inception*
17.30%	-0.04%	1.90%
*	Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I

SUPPLEMENT TO THE PROSPECTUS

Supplement to the Prospectus dated October 1, 2009

Nasdaq-100 Index Fund, Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund (the “Funds”)

Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) replaced AIG Global Investment Corp. (“AIGGIC”) as the sub-adviser of each Fund. All references to AIGGIC as the sub-adviser of the Funds are deleted in their entirety. In addition, VALIC and SAAMCo entered into an interim sub-advisory agreement with respect to the Funds (“Interim SAAMCo Sub-Advisory Agreement”). In the section of the VALIC Company I (“VC I”) Prospectus titled “About VC I’s Management – Investment Sub-Advisers – SunAmerica Asset Management Corp.” the disclosure is amended to add the following:

James O. Kurtz serves as the portfolio manager of the Nasdaq-100 Index Fund, Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund. Mr. Kurtz, Senior Vice President and Portfolio Manager, joined SAAMCo on December 1, 2009. He is responsible for the management and trading of a wide variety of domestic equity index funds managed by SAAMCo. Prior to joining SAAMCo, Mr. Kurtz was a senior portfolio manager of AIG Global Investment Corp. (“AIGGIC”) following the acquisition of American General Investment Management, L.P. in 2001. Prior to AIGGIC, Mr. Kurtz worked at Sears Investment Management Co., the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000.

As reflected in the supplement dated November 3, 2009 to the VC I Prospectus, the Interim SAAMCo Sub-advisory Agreement will remain in effect for 150 days from its effective date or until a new sub-advisory agreement between VALIC and SAAMCo is approved by shareholders of the Funds, whichever is earlier (the “SAAMCo Sub-Advisory Agreement”). On March 16, 2010, the Funds expect to convene a special meeting of shareholders with respect to the proposal to approve the SAAMCo Sub-advisory Agreement. Shareholders of record as of December 27, 2009 will receive proxy materials describing the SAAMCo Sub-advisory Agreement in greater detail.

Date: December 3, 2009

Supplement to the Prospectus dated October 1, 2009

In the section titled “About VC I’s Management – Investment Sub-Advisers – Invesco Aim Capital Management, Inc.,” the disclosure with respect to Invesco Aim Capital Management, Inc. (“Invesco Aim”) is amended effective December 31, 2009 to add the following:

On December 31, 2009, Invesco Ltd. merged the businesses of five retail and institutional investment advisers into one entity. As a result, Invesco Aim merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc. (“Invesco”). Invesco will serve as the sub-adviser of the Global Real Estate Fund, International Growth I Fund, Large Capital Growth I Fund and Small Cap Fund (the “Funds”) and will provide substantially the same services as was provided by Invesco Aim. As a result of the merger, Invesco, which previously served as the sub-sub-adviser of a portion of the assets of the Global Real Estate Fund, is now a sub-adviser for the Fund. The portfolio management teams for all Funds remain the same. Additional information regarding the merger is available at Invesco’s website at http://www.invescoaim.com.

All references to Invesco Aim in the Prospectus are amended to reflect “Invesco Advisers, Inc.”

Global Real Estate Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – Invesco Aim Capital Management, Inc.,” effective December 4, 2009, Darin Turner, Portfolio Manager, was added as a portfolio manager of the Fund’s domestic real estate securities. Mr. Turner has been associated with Invesco and or its affiliates since 2005. Prior to 2005, Mr. Turner was a financial analyst in the corporate finance group of ORIX Capital Markets. Joe Rodriguez, Mark Blackburn, Paul Curbo, James Trowbridge and Ping-Ying Wang continue to serve as portfolio managers of the Fund.

Date: December 9, 2009

Supplement to the Prospectus dated October 1, 2009

Growth & Income Fund. Effective March 22, 2010, the “Investment Strategy” section of the Fund’s Fact Sheet is deleted in its entirety and replaced with the following:

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. The sub-adviser uses a top-down, highly disciplined investment process. A universe of potential investment candidates is developed and then tested through various filters to determine the appropriate mix for achieving the desired returns while limiting variation relative to the market.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities, bonds, preferred stocks, convertible stocks and warrants.

In the section titled “About VC I’s Management – Investment Sub-Advisers – SunAmerica Asset Management Corp.” effective March 22, 2010, John Massey, Portfolio Manager, was added as a portfolio manager to the Fund. Mr. Massey, Senior Vice President and Portfolio Manager, has been with SAAMCo since February 2006 and is primarily responsible for managing a portion of the assets of the Growth & Income Fund. Prior to joining SAAMCo, Mr. Massey was an Associate Director and member of the Large-Cap Growth Team at Bear Sterns Asset Management from 2001 to 2005. Steve Neimeth continues to serve as a portfolio manager of the Fund.

Date: March 22, 2010

VALIC Company I

SUPPLEMENT TO THE PROSPECTUS — (continued)

Supplement to the Prospectus dated October 1, 2009

Core Value Fund

In the section titled “About VC I’s Management – Investment Sub-Advisers – American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively “American Century”),” the disclosure with respect to John Schniedwind is deleted in its entirety effective March 31, 2010. Kurt Borgwardt, Lynette Pang and Zili Zhang will continue to serve as portfolio managers of the Fund.

Large Cap Core Fund, Small Cap Special Values Fund and Small-Mid Growth Fund

Effective April 1, 2010, Evergreen Investment Management Company, LLC (“Evergreen”), which had been serving as the investment sub-adviser to the Large Cap Core Fund, Small Cap Special Values Fund and Small-Mid Growth Fund (the “Funds”), assigned all of its rights, duties and obligations under the Investment Sub-Advisory Agreement, dated as of December 31, 2008, by and between The Variable Life Insurance Company (“VALIC”) and Evergreen, to its affiliate, Wells Capital Management Incorporated (“Wells Capital”). Evergreen and Wells Capital are both indirect wholly-owned subsidiaries of Wells Fargo & Company. As a result of the assignment on April 1, 2010, Wells Capital became the investment sub-adviser to each of the Funds.

All references in the prospectus to Evergreen are amended to reflect Wells Capital and that Wells Capital is an investment sub-adviser to the Funds. In the section titled “About VC I’s Management – Investment Sub-Advisers – Evergreen Investment Management Company, LLC,” the disclosure with respect to Evergreen is deleted it its entirety. In the section titled “About VC I’s Management – Investment Sub-Advisers – Wells Capital Management Incorporated,” the disclosure with respect to Wells Capital is amended to add the following:

Walter McCormick, CFA, is the lead portfolio manager and Emory (Sandy) Sanders, CFA, is a portfolio manager of the Large Cap Core Fund. Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital’s Equity Management group. He returned to Wells Capital’s predecessor in 2002. Mr. McCormick has been working in the investment management field since 1970. Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital’s Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. Mr. Sanders has been working in the investment management field since 1997. Messrs. McCormick and Sanders each hold the Chartered Financial Analyst designation.

Wells Capital is responsible for managing approximately 50% of the assets of the Small Cap Special Values Fund. Wells Capital’s portion of the Fund’s assets is managed by James M. Tringas, CFA. Mr. Tringas is a Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital’s Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1994. Mr. Tringas has been working in the investment management field since 1994. He holds the Chartered Financial Analyst designation.

The Small-Mid Growth Fund is managed by two investment teams, the Small/Mid Growth Equity team and the Small Cap Growth Equity team. The Small/Mid Growth Equity team includes Robert Junkin, CPA, and Lori S. Evans, CFA. The Small Cap Growth Equity team includes Linda Z. Freeman, CFA, Jeffrey S. Drummond, CFA, Jeffrey Harrison, CFA, Edward Rick IV, CFA and Paul Carder, CFA. The lead portfolio managers of the Fund are Mr. Junkin, assisted by Ms. Evans, and Ms. Freeman and Mr. Drummond, assisted by Messrs. Rick, Harrison and Carder.

Mr. Junkin, CPA, is a Managing Director and Senior Portfolio Manager on the Small/Mid Growth Equity team with Wells Capital’s Equity Management group. He has been with Wells Capital or its predecessor since 2007. Previously, he served as a Vice President and Portfolio Manager with MFC Global Investment Management where he was responsible for the John Hancock Health Sciences Fund (2005 to 2007) and as a co-manager for the Large Cap Equity Portfolio (2003-2007). Mr. Junkin has been working in the investment industry since 1992. Ms. Evans is a Senior Analyst on the Small/Mid Growth Equity team with Wells Capital’s Equity Management group. She has been with Wells Capital or its predecessor since 1998, when she began her investment industry career. She holds the Chartered Financial Analyst designation.

Ms. Freeman is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital’s Equity Management group. Her responsibilities include primarily the health care and consumer sectors of the market. Ms. Freeman has been with Wells Capital or one of its predecessor firms since 1991. She has been working in the investment management field since 1979. Mr. Drummond is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital’s Equity Management group. His responsibilities include focusing primarily on the technology sector of the market. Mr. Drummond has been with Wells Capital or one of its predecessor firms since 1988. He has been working in the investment management field since 1988. Mr. Rick is a Director and Portfolio Manager with Wells Capital’s Small Cap Growth Equity team. His responsibilities include the health care technology and biotechnology industries. Mr. Rick has been with Wells Capital or one of its predecessor firms since 1994. He has been working in the investment management field since 1994. Mr. Harrison is a Director and Portfolio Manager with Wells Capital’s Small Cap Growth Equity team. His research responsibilities include the telecommunication, information technology, media and finance sectors. Mr. Harrison has been with Wells Capital or one of its predecessor firms since 1997. He has been working in the investment management field since 1994. Mr. Carder is a Director and Portfolio Manager with the Small Cap Growth Equity team of Wells Capital’s Equity Management group. His responsibilities include analysis and portfolio management of the industrial, materials, capital goods, energy, and transportation stocks. Mr. Carder has been with Wells Capital or one of its predecessor firms since 2004. He has been in the investment management field since 2000. Ms. Freeman and Messrs, Drummond, Rick, Harrison and Carder hold the Chartered Financial Analyst designation.

Date: May 7, 2010

VALIC Company I

SUPPLEMENT TO THE PROSPECTUS — (continued)

Supplement to the Prospectus dated October 1, 2009

With respect to the Fund Fact Sheet of the Money Market I Fund, the “Investment Strategy” section is amended to reflect that the Fund may invest in illiquid and restricted securities up to 5% of its net assets (change from the previous limit of 10%).

Date: June 1, 2010

Supplement to the Prospectus dated October 1, 2009

Dividend Value Fund. On June 4, 2010, the shareholders of the Dividend Value Fund approved an investment sub-advisory agreement between The Variable Annuity Life Insurance Company and SunAmerica Asset Management Corp. (“SAAMCo”). Effective June 7, 2010, SAAMCo assumed co-sub-adviser duties of the Fund. In addition, BlackRock Investment Management, LLC assumed co-sub-adviser duties of the Fund effective June 7, 2010.

Growth Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – American Century Investment Management” the disclosure with respect to Brian Ertley is deleted in its entirety effective June 25, 2010. William Martin and Lynette Pang will continue as co-portfolio managers of the Disciplined Growth Strategy team of the Growth Fund.

Large Capital Growth Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – Invesco Advisers, Inc. (“Invesco Advisers”)” the disclosure with respect to Geoffrey Keeling and Robert Shoss, is deleted in its entirety effective June 25, 2010. Effective June 25, 2010, Eric Voss, CFA and Ido Cohen assumed portfolio management responsibilities for the portion of the Fund managed by Invesco Advisers. Mr. Voss, portfolio Manager joined Invesco Advisers in 2010. Previously, he was a portfolio manager with J&W Seligman Investments where he led the Seligman Growth Team and focused on growth equity portfolios. Prior to working at J&W Seligman, Mr. Voss was a portfolio manager with Conseco Capital and Wells Capital Management since 1997. Mr. Cohen, Portfolio Manager, joined Invesco Advisers in 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

Mid Cap Strategic Growth Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – PineBridge Investments, LLC (“PineBridge”)” the disclosure with respect to Michael Allocco is deleted in its entirety effective June 24, 2010. Effective June 24, 2010, Jamie Cuellar, CFA and Craig Swann assumed co-portfolio management responsibilities for the portion of the Fund subadvised by PineBridge. Mr. Cuellar is currently a Vice President and Portfolio with PineBridge. He joined PineBridge in 2000 and has 15 years of industry experience. Mr. Cuellar has been a micro-cap portfolio manager since 2004 and a small cap portfolio manager since 2005. Mr. Swann is currently a Portfolio Manager with PineBridge. He joined PineBridge in 2006 and has 12 years of industry experience. Prior to joining PineBridge, Mr. Swann was in institutional sales at Capital One Southcoast Capital, and covered the energy, industrial and financial sectors.

Science & Technology Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – Wellington Management Company (“Wellington Management”),” effective July 1, 2010 Michael Masdea became a co-portfolio manager of the portion of the Science & Technology Fund subadvised by Wellington Management. Mr. Masdea, Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2008. Prior to joining Wellington Management, Mr. Masdea was a managing director and the global head of semiconductor research at Credit Suisse from 1999 through 2008. John Averill, Nicholas Boullet, Bruce Glazer and Anita M. Killian will continue to serve as co-portfolio managers of the portion of the Fund subadvised by Wellington Management.

Date: July 1, 2010

VALIC Company I

PROXY VOTING RESULTS – SPECIAL MEETING OF THE SHAREHOLDERS

A special joint meeting of the shareholders of VALIC Company I (“VC I”) Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Mid Cap Strategic Growth Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and the Stock Index Fund was held on March 26, 2010. The Funds adopted the following proposals:

1.	A new investment sub-advisory agreement between VALIC and PineBridge Investments LLC (“PineBridge”), which provides that PineBridge will manage the assets of the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund and the Mid Cap Strategic Growth Fund of VC I.

Asset Allocation Fund

Votes in Favor	11,304,279.888
Votes Against	1,080,735.631
Votes Abstained	1,040,443.599

Capital Conservation Fund

Votes in Favor	10,916,980.579
Votes Against	656,486.574
Votes Abstained	781,796.137

Global Social Awareness Fund

Votes in Favor	15,993,131.704
Votes Against	2,216,371.449
Votes Abstained	1,542,509.724

Inflation Protected Fund

Votes in Favor	16,900,701.764
Votes Against	1,048,209.086
Votes Abstained	731,209.572

International Equities Fund

Votes in Favor	119,243,091.409
Votes Against	9,374,520.155
Votes Abstained	7,695,217.933

International Government Bond Fund

Votes in Favor	10,852,190.774
Votes Against	491,644.870
Votes Abstained	795,625.387

Mid Cap Strategic Growth Fund

Votes in Favor	20,964,033.758
Votes Against	1,677,881.154
Votes Abstained	1,274,908.768

2.

A new investment sub-advisory agreement between VALIC and SunAmerica Asset Management Corp. (“SAAMCo”), which provides that SAAMCo will manage the assets of the Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, and Stock Index Fund of VC I.

Mid Cap Index Fund

Votes in Favor	102,467,596.975
Votes Against	9,090,865.327
Votes Abstained	7,026,748.506

Nasdaq-100® Index Fund

Votes in Favor	16,081,583.039
Votes Against	1,314,243.210
Votes Abstained	1,358,954.938

Small Cap Index Fund

Votes in Favor	52,105,213.060
Votes Against	5,221,707.006
Votes Abstained	4,188,812.325

Stock Index Fund

Votes in Favor	114,995,938.139
Votes Against	11,371,294.280
Votes Abstained	9,440,577.407

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

American Century Investment Management, Inc./

American Century Global Investment

Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Financial Management, Inc.

40 East 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

800 Scudders Mill Rd.

Plainsboro, NJ 08536

Bridgeway Capital Management, Inc.

5615 Kirby Drive

Suite 518

Houston, TX 77005-2448

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10020

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

Pinebridge Investments, LLC

70 Pine Street

New York, NY 10270

RCM Capital Management, LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Ft. Lauderdale, FL 33394

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Gibbons-Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Thomas A. Ward,

Vice President

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VALIC ONLINE

Account Access

You must establish a
Unique User Identification
(ID) and Password; create your security profile by using
the online account services.

By using a numeric Personal Identification Number (PIN)
you can also access
VALIC’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through VALIC Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.valic.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•View your account portfolio including values, graphs and charts

•View, download or print account, transaction confirmation and tax statements

•View current and historical fund performance and unit values

•View personal performance for your account

•View transaction history

•Download transaction history to Quicken using Direct ConnectSM

•View your financial advisor’s contact information

•Reset your Password and update the information on your security profile

•Change your contact information such as telephone, address or e-mail

•Update your Investor Profile

•Initiate account transactions including:

>     Allocation changes

>     Transfer money among investment options

>     Rebalance account to your desired allocation mix

>     Change contributions

•Review account information on your cell phone or mobile device

•Request forms for a variety of services

•Display information from other accounts in addition to VALIC accounts using the Account Aggregation Feature

•Enroll in the electronic document delivery service (Personal Deliver-e®)

Start exploring VALIC Online today!

To set up access to VALIC Online:

•Go to www.valic.com

•Click on Access Your Account in the “Links to Login” section

•Click “Register Now” to begin the registration process

•Enter the information to set up your security profile

•Click “I Agree” to accept VALIC’s access agreement (required)

•Verify and/or update your address, e-mail and telephone number

•Click “Continue” to update your record and proceed to the Summary screen

You can also access your account using VALIC’s toll-free automated account information line by calling 800-448-2542.

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2010) J74462

Item 2.	Code of Ethics.

VALIC Company I (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2010, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(a) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(a) Audit Fees	$641,750	$636,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$2,281
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax advice and tax planning.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$126,566	$0

In addition, Ernst & Young, LLP is performing tax services for the Series. For the fiscal years ended 2010 and 2009, the fees for these tax services were $309,767 and $331,161, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2009 were $594,850 and $876,498, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 6, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 6, 2010